Portfolio of Investments March 31, 2025
Stock

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1.6%
17,666 AB Dynamics plc $ 406
57,198 Actron Technology Corp 242
28,500 (a) Aisan Industry Co Ltd 402
370,500 Aisin Seiki Co Ltd 4,047
126,793 Amotiv Ltd 710
114,500 Anhui Jianghuai Automobile Group Corp Ltd 571
245,601 Apollo Tyres Ltd 1,217
99,333 (b) Aptiv plc 5,910
69,603 (a) ARB Corp Ltd 1,404
59,946 Asahi India Glass Ltd 420
258,449 (a),(b),(c) Aston Martin Lagonda Global Holdings plc 236
2,927 (a) Autoneum Holding AG. 384
284,500 (b) BAIC BluePark New Energy Technology Co Ltd 339
1,474,000 (c) BAIC Motor Corp Ltd 384
54,083 Bajaj Auto Ltd 4,965
61,392 Balkrishna Industries Ltd 1,829
23,990 Banco Products India Ltd 96
215,007 Bayerische Motoren Werke AG. 17,338
43,055 Bayerische Motoren Werke AG. (Preference) 3,248
20,680 Bethel Automotive Safety Systems Co Ltd 179
206,610 Bharat Forge Ltd 2,810
92,156 BorgWarner, Inc 2,640
5,784 Bosch Ltd 1,914
134,319 (a) Brembo NV 1,151
404,900 Bridgestone Corp 16,266
2,642,000 (a) Brilliance China Automotive Holdings Ltd 882
1,385,632 BYD Co Ltd 72,015
1,516,862 BYD Co Ltd (H shares) 76,809
16,678 Ceat Ltd 562
8,139 Changzhou Xingyu Automotive Lighting Systems Co Ltd 155
1,435,885 Cheng Shin Rubber Industry Co Ltd 2,182
237,000 China Motor Corp 521
78,308 Chongqing Changan Automobile Co Ltd 141
103,508 CIE Automotive India Ltd 480
37,960 (a) CIE Automotive S.A. 927
470,582 Cie Generale des Etablissements Michelin S.C.A 16,539
55,918 Cie Plastic Omnium SA 555
374,863 (b) Cofide S.p.A. 223
75,455 Continental AG. 5,321
543,392 Daimler AG. (Registered) 32,099
1,342,000 Denso Corp 16,650
88,000 Depo Auto Parts Ind Co Ltd 519
21,472 DN Automotive Corp 302
263,320 (c) Dometic Group AB 1,124
30,600 (b) Dorman Products, Inc 3,689
1,213,601 Dowlais Group plc 954
374,351 Dr ING hc F Porsche AG. 18,749
2,122 Dynamatic Technologies Ltd 154
18,300 Eagle Industry Co Ltd 241
1,440 EGE Endustri VE Ticaret AS. 356
107,366 Eicher Motors Ltd 6,698
26,260 (c) Endurance Technologies Ltd 601
24,282 Exedy Corp 713
377,136 Exide Industries Ltd 1,584
134,969 Faurecia 1,108
126,800 FCC Co Ltd 2,649
176,729 Ferrari NV 75,474
2,669,882 Ford Motor Co 26,779

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
50,253 Ford Otomotiv Sanayi AS $ 1,402
30,259 (b) Fox Factory Holding Corp 706
75,700 Fras-Le S.A. 359
416,100 Fuji Heavy Industries Ltd 7,452
88,063 Fuyao Glass Industry Group Co Ltd - A 711
498,562 (c) Fuyao Glass Industry Group Co Ltd - H 3,567
42,567 Gabriel India Ltd 287
4,696,302 Geely Automobile Holdings Ltd 10,081
905,172 General Motors Co 42,570
95,685 Gentex Corp 2,229
168,875 (a),(c) Gestamp Automocion S.A. 476
1,466,530 (b) Goodyear Tire & Rubber Co 13,551
116,259 Great Wall Motor Co Ltd 419
1,787,746 Great Wall Motor Co Ltd 3,135
378,400 Guangzhou Automobile Group Co Ltd 444
58,975 Hankook Tire & Technology Co Ltd 1,588
20,592 Hankook Tire Worldwide Co Ltd 213
155,287 (b) Hanon Systems 386
48,189 Harley-Davidson, Inc 1,217
95,428 Hero Honda Motors Ltd 4,141
30,206 HL Mando Co Ltd 801
3,182,950 Honda Motor Co Ltd 28,804
210,000 Hota Industrial Manufacturing Co Ltd 408
57,400 Hu Lane Associate, Inc 274
161,515 Huayu Automotive Systems Co Ltd 404
24,176 Huizhou Desay Sv Automotive Co Ltd 378
46,538 Hyundai Mobis 8,282
554,571 Hyundai Motor Co 74,906
27,587 Hyundai Motor Co Ltd (2nd Preference) 2,799
267,404 Hyundai Motor Co Ltd (Preference) 26,936
62,678 (b) Hyundai Motor India Ltd 1,252
16,768 Hyundai Wia Corp 507
396,800 Isuzu Motors Ltd 5,396
38,840 JBM Auto Ltd 267
67,689 JK Tyre & Industries Ltd 219
355,842 Johnson Electric Holdings Ltd 718
182,200 JTEKT Corp 1,380
34,392 (a) Kayaba Industry Co Ltd 678
501,904 Kenda Rubber Industrial Co Ltd 400
184,953 Kia Motors Corp 11,698
175,400 Koito Manufacturing Co Ltd 2,163
96,921 (b) Kumho Tire Co, Inc 313
22,859 Lear Corp 2,017
953,200 (b) Li Auto, Inc 12,013
34,397 Linamar Corp 1,192
426,671 (a),(b) Lucid Group, Inc 1,033
188,387 Magna International, Inc 6,403
724,311 Mahindra & Mahindra Ltd 22,482
49,000 Mahle Metal Leve S.A. 244
69,079 (a) Martinrea International, Inc 337
100,096 Maruti Suzuki India Ltd 13,447
517,500 (a) Mazda Motor Corp 3,311
81,462 Minda Corp Ltd 511
658,000 Minth Group Ltd 1,755
582,900 (a) Mitsubishi Motors Corp 1,607
329 (b) Mobileye Global, Inc 5
1,506,024 Motherson Sumi Wiring India Ltd 913
1,881 MRF Ltd 2,473
39,238 Musashi Seimitsu Industry Co Ltd 657
434,000 Nan Kang Rubber Tire Co Ltd 511
590,000 Nexteer Automotive Group Ltd 384
123,400 (a) NGK Spark Plug Co Ltd 3,764

SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
147,815 (a) NHK Spring Co Ltd $ 1,600
69,112 Nifco, Inc 1,661
75,478 Ningbo Tuopu Group Co Ltd 610
1,120,490 (a),(b) NIO, Inc 4,242
1,573,200 (a) Nissan Motor Co Ltd 4,035
62,410 (a) Nissan Shatai Co Ltd 432
76,988 (a) NOK Corp 1,133
107,283 (a) Nokian Renkaat Oyj 753
570,846 (b) Ola Electric Mobility Ltd 350
41,800 Pacific Industrial Co Ltd 387
219,376 Patrick Industries, Inc 18,550
69,000 Phinia, Inc 2,928
133,362 (a) Piaggio & C S.p.A. 277
19,094 (a) Piolax, Inc 305
354,745 (c) Pirelli & C S.p.A 2,112
418,200 (a),(b) Polestar Automotive Holding UK plc (ADR) 439
105,033 Porsche AG. 3,955
43,747 (b) Pricol Ltd 230
1,339,100 PT Selamat Sempurna Tbk 137
72,205 (a) PWR Holdings Ltd 309
152,612 (a),(b) QuantumScape Corp 635
131,849 Renault S.A. 6,679
353,873 (a),(b) Rivian Automotive, Inc 4,406
36,708 SAF-Holland SE 652
358,823 SAIC Motor Corp Ltd 784
168,100 Sailun Group Co Ltd 335
2,422,777 Samvardhana Motherson International Ltd 3,679
24,460 (c) Sansera Engineering Ltd 347
428,000 Sanyang Motor Co Ltd 913
161,302 (b) Schaeffler AG. 671
4,049 Sebang Global Battery Co Ltd 180
42,693 Seiren Co Ltd 700
69,741 Seres Group Co Ltd 1,217
33,905 Shandong Linglong Tyre Co Ltd 83
6,943 Sharda Motor Industries Ltd 128
44,800 Shoei Co Ltd 510
16,891 Shriram Pistons & Rings Ltd 371
12,221 SL Corp 322
11,828 SNT Motiv Co Ltd 208
325,565 (c) Sona Blw Precision Forgings Ltd 1,746
707,700 Sri Trang Agro-Industry PCL 302
77,057 (b) Ssangyong Motor Co 195
109,900 (a) Stanley Electric Co Ltd 2,073
1,511,494 Stellantis NV 16,953
267 (b) Stoneridge, Inc 1
507,000 Sumitomo Electric Industries Ltd 8,462
150,200 Sumitomo Rubber Industries, Inc 1,899
62,969 Sundaram Finance Holdings Ltd 225
1,609 Sundaram-Clayton DCD Pvt Ltd 41
4,258 Sundaram-Clayton Ltd 426
89,899 Sundram Fasteners Ltd 957
67,753 Suprajit Engineering Ltd 297
1,114,700 (a) Suzuki Motor Corp 13,683
1,594,866 Tata Motors Ltd 12,505
2,496,655 (b) Tesla, Inc 647,033
21,671 (a) Thor Industries, Inc 1,643
325,353 (c) TI Fluid Systems plc 836
548,000 (a) Tianneng Power International Ltd 488
105,636 Tofas Turk Otomobil Fabrik 499
46,547 Tokai Rika Co Ltd 697
32,717 Tokai Rubber Industries, Inc 383
323,000 Tong Yang Industry Co Ltd 1,261

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
34,268 Topre Corp $ 433
81,425 Toyo Tire & Rubber Co Ltd 1,495
398,100 (a) Toyoda Gosei Co Ltd 7,199
74,895 Toyota Boshoku Corp 999
18,366,819 Toyota Motor Corp 324,676
7,230 (a) Trigano S.A. 812
70,400 TS Tech Co Ltd 794
83,322 Tube Investments of India Ltd 2,686
188,474 TVS Motor Co Ltd 5,313
133,000 TYC Brother Industrial Co Ltd 219
150,739 UNO Minda Ltd 1,536
187,585 (a) Valeo 1,761
44,391 (b),(c) Varroc Engineering Ltd 222
33,551 (b) Visteon Corp 2,604
142,657 Volkswagen AG. (Preference) 14,556
34,500 Weifu High-Technology Co Ltd 62
958,000 (b) XPeng, Inc 9,900
1,001,031 (c) Yadea Group Holdings Ltd 1,950
650,900 Yamaha Motor Co Ltd 5,211
110,300 Yokohama Rubber Co Ltd 2,543
544,480 Yulon Motor Co Ltd 686
4,738 ZF Commercial Vehicle Control Systems India Ltd 718
404,900 (b),(c) Zhejiang Leapmotor Technologies Ltd 2,627
127,500 Zhejiang Wanfeng Auto Wheel Co Ltd 310
TOTAL AUTOMOBILES & COMPONENTS 1,945,021
BANKS - 8.3%
67,744 1st Source Corp 4,052
52,003 77 Bank Ltd 1,668
324,807 (c) ABN AMRO Bank NV 6,844
654,659 Absa Group Ltd 6,319
2,273,978 Abu Dhabi Commercial Bank PJSC 6,739
1,135,317 Abu Dhabi Islamic Bank PJSC 4,958
689,234 (b) AFFIN Holdings Bhd 437
22,386,383 Agricultural Bank of China Ltd 13,482
94,567,781 Agricultural Bank of China Ltd (Class A) 67,598
16,065,248 AIB Group plc 103,769
25,600 Aichi Financial Group, Inc 492
1,085,917 Ajman Bank PJSC 467
2,425,415 Akbank TAS 3,340
1,017,875 Al Ahli Bank of Kuwait KSCP 1,019
3,617,009 (d) Al Rajhi Bank 98,185
951,171 Alinma Bank 7,764
60,957 Alior Bank S.A. 1,891
782,100 Alliance Financial Group BHD 815
1,680,751 Alpha Services and Holdings S.A. 4,037
315,270 (b),(e) Amagerbanken AS 0 ^
49,013 Amerant Bancorp, Inc 1,012
304,526 Ameris Bancorp 17,532
1,889,034 AMMB Holdings BHD 2,388
88,800 (a) Aozora Bank Ltd 1,226
685,153 Arab National Bank 4,205
272,996 (c) AU Small Finance Bank Ltd 1,699
4,220,474 Australia & New Zealand Banking Group Ltd 77,273
26,144 Awa Bank Ltd 504
4,099,124 Axis Bank Ltd 52,581
201,287 (b) Axos Financial, Inc 12,987
730,474 Banca Monte dei Paschi di Siena S.p.A 5,810
1,010,138 Banca Popolare di Sondrio SPA 12,220
68,914 Banco ABC Brasil S.A. 248
18,358,088 (a) Banco Bilbao Vizcaya Argentaria S.A. 250,543
888,877 Banco BPM S.p.A. 9,045
1,146,456 Banco Bradesco S.A. 2,280

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
4,077,230 Banco Bradesco S.A. (Preference) $ 9,053
5,289,184 Banco Comercial Portugues S.A. 3,198
35,260,172 Banco de Chile 4,663
61,879 Banco de Credito e Inversiones 2,287
816,017 (c) Banco del Bajio S.A. 1,773
1,335,402 Banco do Brasil S.A. 6,597
156,600 Banco do Estado do Rio Grande do Sul 295
60,975 Banco Itau Chile S.A. 829
294,600 Banco Pan S.A. 376
47,498,673 Banco Santander Chile S.A. 2,703
35,277,208 Banco Santander S.A. 237,659
204,429 BanColombia S.A. 2,297
364,804 BanColombia S.A. (Preference) 3,676
42,350 (b) Bancorp, Inc 2,238
689,889 (c) Bandhan Bank Ltd 1,174
5,584,900 (b) Bank Aladin Syariah Tbk PT 271
472,456 Bank AlBilad 4,651
369,291 (b) Bank Al-Jazira 1,716
42,905,170 Bank Central Asia Tbk PT 22,023
13,123 Bank Handlowy w Warszawie S.A. 395
561,100 Bank Islam Malaysia Bhd 324
3,767,000 (b) Bank Jago Tbk PT 331
556,024 (b) Bank Millennium S.A. 2,035
11,624,206 (b) Bank Negara Indonesia Persero Tbk PT 2,948
6,728,995 Bank of America Corp 280,801
867,071 Bank of Baroda 2,307
1,028,662 Bank of Beijing Co Ltd 857
145,800 Bank of Changsha Co Ltd 185
181,720 Bank of Chengdu Co Ltd 431
1,785,444 Bank of China Ltd - A 1,379
147,282,912 Bank of China Ltd - H 88,952
2,008,512 Bank of Communications Co Ltd - A 2,065
7,379,319 Bank of Communications Co Ltd - H 6,594
769,400 Bank of East Asia Ltd 1,151
30,479 Bank of Georgia Group plc 2,150
257,795 Bank of Hangzhou Co Ltd 514
893,018 Bank of Jiangsu Co Ltd 1,172
599,939 Bank of Kaohsiung Co Ltd 208
512,059 Bank of Montreal 48,898
8,100 Bank of Nagoya Ltd 431
476,090 Bank of Nanjing Co Ltd 679
303,774 Bank of Ningbo Co Ltd 1,082
873,668 Bank of Nova Scotia 41,423
854,344 Bank of NT Butterfield & Son Ltd 33,251
574,786 Bank of Queensland Ltd 2,439
631,973 Bank of Shanghai Co Ltd 859
116,300 Bank of Suzhou Co Ltd 126
1,661,838 Bank of the Philippine Islands 3,833
28,540 Bank OZK 1,240
141,699 Bank Pekao S.A. 6,478
404,531,272 Bank Rakyat Indonesia 97,788
4,944,462 (b) Bank Tabungan Negara Persero Tbk PT 262
30,847 Bank Zachodni WBK S.A. 4,442
1,375,501 (a) Bankinter S.A. 15,289
133,520 BankUnited, Inc 4,598
358,324 Banner Corp 22,850
23,297 (a) Banque Cantonale Vaudoise 2,546
908,081 Banque Saudi Fransi 4,487
50,044,873 Barclays plc 188,170
67,966 (c) BAWAG Group AG. 7,012
10,029,999 BDO Unibank, Inc 26,869
495,660 Bendigo Bank Ltd 3,317

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
139,025 Berkshire Hills Bancorp, Inc $ 3,627
203,389 BNK Financial Group, Inc 1,427
2,624,625 BOC Hong Kong Holdings Ltd 10,627
1,131,541 Boubyan Bank KSCP 2,514
687,761 BPER Banca 5,399
10,953 (b) BRE Bank S.A. 2,302
6,253,499 Bumiputra-Commerce Holdings BHD 9,908
911,835 Burgan Bank SAK 707
184,015 Byline Bancorp, Inc 4,814
7,785,415 CaixaBank S.A. 60,646
1,251,466 (a) Canadian Imperial Bank of Commerce 70,398
1,550,145 Canara Bank 1,604
5,853 Capital Bancorp, Inc 166
213,078 Capitec Bank Holdings Ltd 36,240
1,647,780 Capitol Federal Financial, Inc 9,228
20,280 (b) Carter Bankshares, Inc 328
33,218 Cathay General Bancorp 1,429
89,991 Central Pacific Financial Corp 2,433
3,852,836 Chang Hwa Commercial Bank 2,072
402,200 (a) Chiba Bank Ltd 3,807
7,766,490 China Citic Bank 6,092
586,507 China Construction Bank Corp - A 714
75,220,546 China Construction Bank Corp - H 66,658
2,396,504 China Everbright Bank Co Ltd - A 1,251
3,823,845 China Everbright Bank Co Ltd - H 1,559
3,069,981 China Merchants Bank Co Ltd 18,202
7,266,046 China Merchants Bank Co Ltd (Class A) 43,400
1,943,448 China Minsheng Banking Corp Ltd - A 1,047
6,238,491 China Minsheng Banking Corp Ltd - H 2,813
793,937 China Zheshang Bank Co Ltd 322
12,944,388 Chinatrust Financial Holding Co 15,563
548,400 Chongqing Rural Commercial Bank Co Ltd 460
127,800 Chugin Financial Group, Inc 1,443
3,680,276 Citigroup, Inc 261,263
3,379 City Holding Co 397
278,078 City Union Bank Ltd 510
46,854 Civista Bancshares, Inc 916
417,400 CNPC Capital Co Ltd 367
49,876 (b) Coastal Financial Corp 4,509
40,731 (b) Collector Bank AB 140
88,234 Columbia Banking System, Inc 2,201
1,338 Comerica, Inc 79
2,407,749 Commercial Bank PSQC 2,759
1,789,992 Commercial International Bank 2,918
1,673,894 Commerzbank AG. 38,307
2,372,078 Commonwealth Bank of Australia 225,570
50,884 Community Trust Bancorp, Inc 2,563
746,200 Concordia Financial Group Ltd 4,954
239,107 Credicorp Ltd 44,512
72,964 Credito Emiliano S.p.A. 994
79,350 (b) Customers Bancorp, Inc 3,983
5,646,074 (b),(e) Cyprus Popular Bank PCL 61
425,227 Dah Sing Banking Group Ltd 469
172,708 Dah Sing Financial Holdings Ltd 647
51,672 Daishi Hokuetsu Financial Group, Inc 1,101
1,109,086 Danske Bank AS 36,302
3,355,291 DBS Group Holdings Ltd 115,225
865,371 DGB Financial Group, Inc 5,305
2,303,148 Doha Bank QPSC 1,216
2,292,283 Dubai Islamic Bank PJSC 4,462
1,401,629 Dukhan Bank 1,360
11,053,464 E.Sun Financial Holding Co Ltd 9,663

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
66,642 East West Bancorp, Inc $ 5,982
1,474,660 Emirates NBD Bank PJSC 8,110
62,560 Enterprise Financial Services Corp 3,362
23,287 (a),(b) Equitable Group, Inc 1,578
439,174 (c) Equitas Small Finance Bank Ltd 281
1,282,530 Erste Bank der Oesterreichischen Sparkassen AG. 88,714
5,455,739 Eurobank Ergasias Services and Holdings S.A. 14,656
2,127,020 Far Eastern International Bank 865
118,153 FB Financial Corp 5,478
1,396,214 Federal Bank Ltd 3,135
13,451 FIBI Holdings Ltd 710
4,026,856 Fifth Third Bancorp 157,853
486,542 FinecoBank Banca Fineco S.p.A 9,637
3,414,646 First Abu Dhabi Bank PJSC 12,848
91,000 First BanCorp 1,744
195,817 First Busey Corp 4,230
39,225 First Citizens Bancshares, Inc (Class A) 72,728
476,956 First Financial Bankshares, Inc 17,132
21,732 First Financial Corp 1,064
8,387,941 First Financial Holding Co Ltd 6,883
211,240 First Hawaiian, Inc 5,163
651,598 First Horizon National Corp 12,654
46,586 First International Bank Of Israel Ltd 2,358
10,978 First Internet Bancorp 294
625,252 First Interstate BancSystem, Inc 17,913
42,581 First Merchants Corp 1,722
243,400 FNB Corp 3,274
149,800 Fukuoka Financial Group, Inc 3,986
5,848,198 Grupo Financiero Banorte S.A. de C.V. 40,560
1,419,077 (a),(b) Grupo Financiero Inbursa S.A. 3,189
1,531,863 Gulf Bank KSCP 1,764
253,700 Gunma Bank Ltd 2,116
307,900 Hachijuni Bank Ltd 2,199
831,500 Haci Omer Sabanci Holding AS 1,840
221,691 Hana Financial Group, Inc 9,052
102,140 Hancock Whitney Corp 5,357
533,935 Hang Seng Bank Ltd 7,272
31,031 HarborOne Bancorp, Inc 322
10,158,214 HDFC Bank Ltd 216,535
1,437,618 HDFC Bank Ltd (ADR) 95,515
185,202 Hirogin Holdings, Inc 1,514
17,200 Hokkoku Financial Holdings, Inc 681
78,260 Hokuhoku Financial Group, Inc 1,357
635,132 Home Bancshares, Inc 17,955
37,092 HomeTrust Bancshares, Inc 1,272
465,712 Hong Leong Bank BHD 2,119
4,554,975 HSBC Holdings plc 51,637
6,630,985 Hua Nan Financial Holdings Co Ltd 5,607
591,786 Huaxia Bank Co Ltd 640
171,674 Hyakugo Bank Ltd 853
4,065,104 ICICI Bank Ltd 63,895
2,691,009 (b) IDFC First Bank Ltd 1,722
42,145 Independent Bank Corp 1,298
344,137 IndusInd Bank Ltd 2,604
3,075,639 Industrial & Commercial Bank of China Ltd - A 2,924
54,551,914 Industrial & Commercial Bank of China Ltd - H 38,927
999,205 Industrial Bank Co Ltd 2,982
203,100 Industrial Bank of Korea 1,971
16,401,551 ING Groep NV 321,328
172,000 Inter & Co, Inc 943
32,220 Intercorp Financial Services, Inc 1,067
55,700 International Bancshares Corp 3,512

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
6,762,830 Intesa Sanpaolo S.p.A. $ 34,853
4,320,564 Investimentos Itau S.A. - PR 7,155
21,362,864 Itau Unibanco Holding S.A. 117,588
193,554 Iyogin Holdings, Inc 2,301
312,641 Jammu & Kashmir Bank Ltd 336
1,288,100 Japan Post Bank Co Ltd 13,079
100,826 JB Financial Group Co Ltd 1,200
4,863,954 JPMorgan Chase & Co 1,193,128
677,995 (b) Judo Capital Holdings Ltd 784
25,440 Juroku Financial Group, Inc 828
38,768 Jyske Bank 3,107
125,411 KakaoBank Corp 1,894
96,536 Karnataka Bank Ltd 198
332,749 Karur Vysya Bank Ltd 811
454,200 Kasikornbank PCL (Foreign) 2,162
288,780 KB Financial Group, Inc 15,653
98,974 KBC Ancora 6,022
595,218 KBC Groep NV 54,250
190,448 Keiyo Bank Ltd 1,150
1,535,600 Kiatnakin Phatra Bank PCL 2,475
635,000 King's Town Bank Co Ltd 946
49,219 Kiyo Bank Ltd 764
57,237 Komercni Banka AS 2,775
852,151 Kotak Mahindra Bank Ltd 21,573
2,922,296 Krung Thai Bank PCL 2,085
7,910,091 Kuwait Finance House KSCP 20,342
796,221 Kuwait International Bank KSCP 583
1,653,792 Kuwait Projects Co Holding KSCP 524
184,900 Kyoto Financial Group, Inc 2,839
276,300 Kyushu Financial Group, Inc 1,375
10,940 Lakeland Financial Corp 650
39,916 (a) Laurentian Bank of Canada 756
214,048 Live Oak Bancshares, Inc 5,707
43,619,927 Lloyds TSB Group plc 40,912
668,225 M&T Bank Corp 119,445
4,232,730 Malayan Banking BHD 9,664
2,393,100 Malaysia Building Society Bhd 387
4,441,541 Masraf Al Rayan QSC 2,745
763,000 Mebuki Financial Group, Inc 3,745
1,084,812 Mediobanca S.p.A. 20,349
9,054,731 Mega Financial Holding Co Ltd 10,975
35,703 Mercantile Bank Corp 1,551
163,333 (a),(b) Metro Bank Holdings plc 188
1,405,234 Metropolitan Bank & Trust 1,796
4,226 (b) Metropolitan Bank Holding Corp 237
6,440 Mid Penn Bancorp, Inc 167
106,265 Midland States Bancorp, Inc 1,819
22,910 MidWestOne Financial Group, Inc 678
33,049,026 Mitsubishi UFJ Financial Group, Inc 450,584
1,710,924 Mizuho Financial Group, Inc 46,954
166,582 (c) Moneta Money Bank AS 1,057
15,068 Musashino Bank Ltd 332
28,349 Nanto Bank Ltd 754
2,181,155 National Australia Bank Ltd 46,914
134,948 National Bank Holdings Corp 5,164
405,349 (a) National Bank of Canada 33,455
1,366,451 National Bank of Greece S.A. 14,044
6,183,690 National Bank of Kuwait SAKP 20,989
44,472,932 NatWest Group plc 262,585
58,564 (b) NB Bancorp, Inc 1,058
363,422 (a) Nedbank Group Ltd 5,099
92,664 Nishi-Nippon Financial Holdings, Inc 1,310

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
9,013,909 Nordea Bank AB publ $ 115,292
184,697 (a) North Pacific Bank Ltd 646
66,145 Northeast Bank 6,055
275,420 Northwest Bancshares, Inc 3,311
6,468,645 (b) NU Holdings Ltd 66,239
1,135,000 O-Bank Co Ltd 339
418,890 OFG Bancorp 16,764
30,207 Ogaki Kyoritsu Bank Ltd 483
19,680 Old Second Bancorp, Inc 327
57,552 Optima bank S.A. 956
55,044 Origin Bancorp, Inc 1,908
166,635 OTP Bank Rt 11,212
8,063,446 Oversea-Chinese Banking Corp 103,341
172,560 Pacific Premier Bancorp, Inc 3,679
138,154 Pathward Financial, Inc 10,078
48,003 Peoples Bancorp, Inc 1,424
915,184 Ping An Bank Co Ltd 1,422
810,236 Piraeus Financial Holdings S.A. 4,452
356,437 PNC Financial Services Group, Inc 62,651
1,373,537 Postal Savings Bank of China Co Ltd - A 987
7,627,972 (c) Postal Savings Bank of China Co Ltd - H 4,720
676,574 Powszechna Kasa Oszczednosci Bank Polski S.A. 13,210
259,477 Preferred Bank 21,708
79,592 Prosperity Bancshares, Inc 5,680
28,975,770 (b) PT Bank Mandiri Persero Tbk 8,995
11,296,980 Public Bank Bhd 11,275
1,877,268 Punjab National Bank 2,099
712,007 Qatar International Islamic Bank QSC 1,995
1,354,611 Qatar Islamic Bank SAQ 7,641
3,548,789 Qatar National Bank QPSC 15,641
87,170 QCR Holdings, Inc 6,217
107,988 Raiffeisen International Bank Holding AG. 2,786
82,900 (b) Rakuten Bank Ltd 3,605
402,325 (c) RBL Bank Ltd 812
211,600 Regional SAB de C.V. 1,347
95,110 Renasant Corp 3,227
3,253,500 Resona Holdings, Inc 28,409
1,080,474 RHB Capital BHD 1,665
22,776 Ringkjoebing Landbobank A.S. 4,056
1,133,728 Riyad Bank 9,941
993,010 Royal Bank of Canada 111,856
40,522 S&T Bancorp, Inc 1,501
115,164 San-In Godo Bank Ltd 1,008
777,301 Saudi Awwal Bank 7,765
391,179 Saudi Investment Bank 1,523
2,262,177 Saudi National Bank 21,557
43,000 (a) SBI Sumishin Net Bank Ltd 1,183
661,361 SCB X PCL 2,404
187,900 Senshu Ikeda Holdings, Inc 552
513,500 (a) Seven Bank Ltd 964
2,883,331 Shanghai Commercial & Savings Bank Ltd 3,943
1,356,614 Shanghai Pudong Development Bank Co Ltd 1,950
440,700 Shanghai Rural Commercial Bank Co Ltd 507
206,625 Shiga Bank Ltd 7,332
331,880 Shinhan Financial Group Co Ltd 10,621
254,100 Shizuoka Financial Group, Inc 2,778
205,331 Shore Bancshares, Inc 2,780
8,101,874 SinoPac Financial Holdings Co Ltd 5,496
745,283 (a),(b) Skandinaviska Enskilda Banken AB (Class A) 12,261
26,701 SmartFinancial, Inc 830
2,893,816 Societe Generale 130,551
1,141,302 South Indian Bank Ltd 307

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
32,913 (a) South Plains Financial, Inc $ 1,090
216,157 SouthState Corp 20,064
64,968 Spar Nord Bank A.S. 1,963
43,354 Sparebank Oestlandet 678
177,223 SpareBank SR-Bank ASA 2,861
109,736 Sparebanken Midt-Norge 1,910
73,586 (b) Sparebanken Nord-Norge 994
3,828,360 Standard Bank Group Ltd 50,023
5,713,462 Standard Chartered plc 84,784
1,412,608 State Bank of India 12,700
10,176,100 Sumitomo Mitsui Financial Group, Inc 261,674
3,038,642 Sumitomo Mitsui Trust Holdings, Inc 76,486
94,864 (a) Suruga Bank Ltd 857
43,909 Sydbank AS 2,755
3,247,347 Taichung Commercial Bank Co Ltd 2,022
8,702,034 Taishin Financial Holdings Co Ltd 4,538
4,834,523 Taiwan Business Bank 2,142
7,762,913 Taiwan Cooperative Financial Holding Co Ltd 5,663
31,123 Tamilnad Mercantile Bank Ltd 149
33,922 TBC Bank Group plc 1,810
134,404 (b) Texas Capital Bancshares, Inc 10,040
1,428,100 Thanachart Capital PCL 2,098
73,295 (b) Third Coast Bancshares, Inc 2,446
2,597,500 Tisco Bank PCL 7,584
20,327,200 TMB Bank PCL (Foreign) 1,178
116,343 Toho Bank Ltd 279
117,600 Tokyo Kiraboshi Financial Group, Inc 4,632
138,764 TOMONY Holdings, Inc 503
1,228,795 Toronto-Dominion Bank 73,631
6,973,264 Turkiye Is Bankasi (Series C) 2,252
927,297 (c) Ujjivan Small Finance Bank Ltd 372
33,524 UMB Financial Corp 3,389
7,013,853 (c) Unicaja Banco S.A. 12,971
2,854,038 UniCredit S.p.A 160,203
1,220,471 Union Bank of India 1,788
954,817 Union Bank Of Taiwan 491
896,848 United Overseas Bank Ltd 25,306
49,287 Univest Financial Corp 1,398
14,223 Valiant Holding AG. 1,923
117,975 Valley National Bancorp 1,049
649,449 Veritex Holdings, Inc 16,217
635,093 (b),(e) VTB Bank PJSC (GDR) Equiduct 6
664,707 (b),(e) VTB Bank PJSC (GDR) Tradegate 7
1,109,953 (b) Warba Bank KSCP 794
48,900 Washington Trust Bancorp, Inc 1,509
11,231,392 Wells Fargo & Co 806,302
116,289 WesBanco, Inc 3,600
51,070 (a) Westamerica Bancorporation 2,586
167,514 Western Alliance Bancorp 12,870
2,434,609 Westpac Banking Corp 48,516
227,080 Wintrust Financial Corp 25,537
482,510 Woori Financial Group, Inc 5,449
150,199 Yamaguchi Financial Group, Inc 1,783
2,648,612 Yapi ve Kredi Bankasi 1,679
10,942,347 (b) Yes Bank Ltd 2,151
TOTAL BANKS 9,843,728
CAPITAL GOODS - 8.7%
149,645 3M Co 21,977
11,048 3M India Ltd 3,718
50,864 A.O. Smith Corp 3,324
81,198 Aalberts Industries NV 2,769
28,904 Aaon, Inc 2,258

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,796,026 ABB Ltd $ 92,671
43,009 ABB Ltd India 2,776
580,749 AcBel Polytech, Inc 511
314,523 Accelleron Industries AG. 14,583
19,406 Ackermans & Van Haaren 4,207
135,478 ACS Actividades de Construccion y Servicios S.A. 7,754
74,000 Acter Co Ltd 796
28,149 Action Construction Equipment Ltd 411
19,300 Acuity Brands, Inc 5,083
127,641 Adani Enterprises Ltd 3,442
180,625 AddTech AB 5,290
19,274 ADENTRA, Inc 370
30,000 Advanced Energy Solution Holding Co Ltd 768
39,727 AECC Aero-Engine Control Co Ltd 105
119,252 AECC Aviation Power Co Ltd 596
356,448 Aecom Technology Corp 33,053
55,700 Aecon Group, Inc 656
150,838 AerCap Holdings NV 15,411
78,640 (b) Aerovironment, Inc 9,373
180,020 (b) AerSale Corp 1,348
16,820 (b) Afcons Infrastructure Ltd 95
47,776 (a) AFG Arbonia-Forster Hldg 600
15,108 (a) AG. Growth International, Inc 367
18,108 Ahluwalia Contracts India Ltd 173
34,797 AIA Engineering Ltd 1,362
104,000 (a) Aichi Corp 882
44,132 Air Lease Corp 2,132
1,448,967 Airbus SE 255,142
109,226 Airtac International Group 2,774
19,164 Aker ASA (A Shares) 1,137
26,348 Al Babtain Power & Telecommunication Co 320
184,103 Alarko Holding AS. 490
86,412 Albany International Corp (Class A) 5,966
199,683 Alfa Laval AB 8,561
2,882,100 (b) Alfa S.A. de C.V. (Class A) 2,249
61,209 (c) Alimak Group AB 805
61,740 Allegion plc 8,055
2,357,300 Alliance Global Group, Inc 250
1,288 Allied Motion Technologies, Inc 28
170,627 Allis Electric Co Ltd 526
47,294 Allison Transmission Holdings, Inc 4,525
2,383,415 Alstom RGPT 52,794
2,660 (a) Alta Equipment Group, Inc 12
755,200 (a) Amada Co Ltd 7,355
99,462 Amara Raja Batteries Ltd 1,162
281,062 (b) American Superconductor Corp 5,098
31,246 Ametek, Inc 5,379
58,422 Andritz AG. 3,278
42,764 Anveshan Heavy Engineering Ltd 1,731
13,387 Apar Industries Ltd 862
14,000 Apex Dynamics, Inc 315
98,345 (b) API Group Corp 3,517
124,123 Applied Industrial Technologies, Inc 27,970
47,869 AQ Group AB 766
319,462 (b) Arabi Group Holding KSC 405
1,075,835 (b) Archer Aviation, Inc 7,649
241,569 Arcosa, Inc 18,630
75,466 Ariston Holding NV 335
18,638 Armstrong World Industries, Inc 2,626
83,330 (b) Array Technologies, Inc 406
9,900 Asahi Glass Co Ltd 301
1,043,721 Aselsan Elektronik Sanayi Ve Ticaret AS 3,298

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,180,611 Ashok Leyland Ltd $ 2,799
102,741 (b) Ashoka Buildcon Ltd 230
1,918,545 Ashtead Group plc 103,729
68,862 Ashtead Technology Holdings plc 471
37,919 (b) Ashtrom Group Ltd 520
1,538,526 Assa Abloy AB 46,188
63,201 Astec Industries, Inc 2,177
263,565 Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS. 788
33,941 Astra Industrial Group 1,412
135,519,307 Astra International Tbk PT 40,107
107,119 Astral Ltd 1,618
148,265 (a) AtkinsRealis Group, Inc 7,044
2,733,415 Atlas Copco AB 43,662
1,200,617 Atlas Copco AB 16,883
628,065 Atmus Filtration Technologies, Inc 23,069
66,106 (a),(b) ATS Corp 1,648
1,716,991 Austal Ltd 4,509
1,021,391 (b),(c) AutoStore Holdings Ltd 900
623,037 AviChina Industry & Technology Co Ltd 314
21,359 AVICOPTER plc 108
30,694 (b) Axon Enterprise, Inc 16,144
186,691 Ayala Corp 1,932
2,215 (b),(e) Ayala Corp Preferred 0 ^
14,627 (b) Azad Engineering Ltd 230
123,062 (b) AZEK Co, Inc 6,017
139,015 Azelis Group NV 2,443
207,269 Babcock International Group 1,951
30,214 Badger Infrastructure Solutions Ltd 816
1,955,134 BAE Systems plc 39,479
426,882 Balfour Beatty plc 2,393
267,635 (a),(b) Ballard Power Systems, Inc 296
34,021 Balu Forge Industries Ltd 253
144,948 Barloworld Ltd 833
25,444 Bawan Co 356
337,412 (b) Beacon Roofing Supply, Inc 41,738
265,887 (a) Beijer Ref AB 3,740
78,812 Beijing New Building Materials plc 317
25,025 Belimo Holding AG. 15,428
18,357 BEML Ltd 686
1,252,000 BES Engineering Corp 404
4,269 (b) Bet Shemesh Engines Holdings 1997 Ltd 544
353,243 Bharat Dynamics Ltd 5,259
2,919,710 Bharat Electronics Ltd 10,213
889,099 Bharat Heavy Electricals Ltd 2,233
260,617 Bidvest Group Ltd 3,347
47,767 (a) Bird Construction Income Fund 723
701,937 Bizlink Holding, Inc 10,911
228,430 (a),(b) Bloom Energy Corp 4,491
44,111 (b) Blue Bird Corp 1,428
94,596 Blue Star Ltd 2,351
192,506 (c) BOC Aviation Ltd 1,504
165,360 Bodycote plc 1,195
1,722,423 (b) Boeing Co 293,759
72,017 (a),(b) Bombardier, Inc 4,053
63,000 Bondada Engineering Ltd 273
4,810 (a) Bossard Holding AG. 1,048
131,714 Bouygues S.A. 5,192
46,003 Brenntag SE 2,982
244,000 Brighton-Best International Taiwan, Inc 264
19,762 (a) Brookfield Business Corp 525
5,634 (a) Bucher Industries AG. 2,365
9,055 Budimex S.A. 1,330

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
22,864 Bufab AB $ 912
45,823 (b) Builders FirstSource, Inc 5,725
46,500 Bunka Shutter Co Ltd 585
259,042 Bunzl plc 9,964
2,620 Burckhardt Compression Holding AG. 1,769
17,793 Burkhalter Holding AG. 2,109
509 BWX Technologies, Inc 50
148,341 (b) Byrna Technologies, Inc 2,498
1,170 (a) Bystronic AG. 416
80,000 C Sun Manufacturing Ltd 355
185,595 (b) Cadeler A.S. 907
224,471 (b) CAE, Inc 5,519
15,797 Carbone Lorraine 315
43,530 (a),(c) Carel Industries S.p.A 794
31,455 Cargotec Oyj 1,433
9,543 Carlisle Cos, Inc 3,249
3,235,943 Carrier Global Corp 205,159
433,824 Caterpillar, Inc 143,075
2,124 (a) Cembre S.p.A 106
102,700 Central Glass Co Ltd 2,230
5,180 Cera Sanitaryware Ltd 341
214,029 CG Power & Industrial Solutions Ltd 1,590
1,049,700 CH Karnchang PCL 429
867,886 Chemring Group plc 4,178
8,587 Cheryong Electric Co Ltd 190
135,000 Chicony Power Technology Co Ltd 465
907,000 (b) Chin Hin Group Bhd 425
2,164,000 China Communications Services Corp Ltd 1,184
1,202,500 China Conch Venture Holdings Ltd 1,197
219,300 China CSSC Holdings Ltd 924
1,338,300 China Energy Engineering Corp Ltd 419
7,886,000 China Lesso Group Holdings Ltd 3,555
124,200 China National Chemical Engineering Co Ltd 123
1,093,518 China Railway Group Ltd - A 834
3,421,000 China Railway Group Ltd - H 1,513
754,000 China State Construction Development Holdings Ltd 154
915,500 China State Construction Engineering Corp Ltd 665
1,654,000 China State Construction International Holdings Ltd 2,141
306,500 China XD Electric Co Ltd 281
138,545 (b) Chiyoda Corp 313
145,900 Chudenko Corp 3,229
345,000 Chung-Hsin Electric & Machinery Manufacturing Corp 1,381
612,000 CIMC Enric Holdings Ltd 520
3,729,517 Citic Pacific Ltd 4,603
12,052 CJ Corp 959
1,900,086 CK Hutchison Holdings Ltd 10,711
41,593 CKD Corp 570
20,820 CNGR Advanced Material Co Ltd 101
375,311 CNH Industrial NV 4,609
6,123 Colt CZ Group SE 193
28,210 Columbus McKinnon Corp 478
64,611 Comfort Systems USA, Inc 20,826
1,916,471 Compagnie de Saint-Gobain 190,913
93,917 COMSYS Holdings Corp 1,998
17,576 Construcciones y Auxiliar de Ferrocarriles S.A. 772
870,836 Contemporary Amperex Technology Co Ltd 30,479
345,000 Continental Holdings Corp 286
169,721 (b) Core & Main, Inc 8,199
8,328 Craftsman Automation Ltd 474
92,265 Crane Co 14,133
279,429 CS Wind Corp 6,467
563,010 (b) CSBC Corp Taiwan 287

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
514,000 CTCI Corp $ 621
112,060 Cummins India Ltd 3,978
58,299 Cummins, Inc 18,273
83,889 Curtiss-Wright Corp 26,615
205,195 CW Enerji Muhendislik Ticaret VE Sanayi AS. 91
45,000 CyberPower Systems, Inc 385
6,559 (a) Daetwyler Holding AG. 854
162,077 (b) Daewoo Engineering & Construction Co Ltd 349
43,532 Daewoo International Corp 1,468
70,570 (b) Daewoo Shipbuilding & Marine Engineering Co Ltd 3,248
205,300 Dai-Dan Co Ltd 5,119
231,900 Daifuku Co Ltd 5,700
14,548 Daihen Corp 624
189,400 Daikin Industries Ltd 20,553
363,585 Daimler Truck Holding AG. 14,729
23,900 Daiwa Industries Ltd 273
9,046 (a) Danieli & Co S.p.A. 292
30,384 Danieli & Co S.p.A. (RSP) 782
17,515 Dassault Aviation S.A. 5,775
104,403 Data Patterns India Ltd 2,046
67,601 DCC plc 4,518
231,313 Deere & Co 108,567
91,965 Deutz AG. 676
17,853 (c) Dilip Buildcon Ltd 99
113,886 Diploma plc 5,701
85,421 DiscoverIE Group plc 600
32,012 DKSH Holding AG. 2,438
26,394 DL E&C Co Ltd 750
7,418,000 DMCI Holdings, Inc 1,488
257,710 (b) DNOW, Inc 4,402
141,329 Dongfang Electric Corp Ltd 292
43,759 Doosan Bobcat, Inc 1,494
6,407 Doosan Corp 1,289
38,176 (b) Doosan Fuel Cell Co Ltd 363
348,834 (b) Doosan Heavy Industries and Construction Co Ltd 5,601
108,183 Doosan Infracore Co Ltd 624
45,930 Douglas Dynamics, Inc 1,067
1,042,072 Dover Corp 183,071
7,116 Dredging Environmental & Marine Engineering NV 1,005
2,006,396 Dubai Investments PJSC 1,292
52,360 (b) Ducommun, Inc 3,038
44,626 Duerr AG. 1,127
6,230 (b) DXP Enterprises, Inc 512
67,760 (b) Dycom Industries, Inc 10,323
1,828,713 Eaton Corp plc 497,099
383,900 Ebara Corp 5,843
1,120,000 E-Commodities Holdings Ltd 118
37,988 Ecopro BM Co Ltd 2,507
77,788 Ecopro Co Ltd 2,646
18,869 (b) Ecopro Materials Co Ltd 749
50,416 Eiffage S.A. 5,870
20,929 Elbit Systems Ltd 8,026
8,947 Elco Ltd 335
66,996 Elecon Engineering Co Ltd 351
1,885 Electra Israel Ltd 883
408,840 Electrical Industries Co 658
409,560 Electrocomponents plc 2,982
191,313 Electrolux Professional AB 1,190
227,212 Electrosteel Castings Ltd 258
157,618 Elgi Equipments Ltd 885
1,399,954 (b) Embraer S.A. 16,130
43,324 EMCOR Group, Inc 16,014

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
3,427,163 Emerson Electric Co $ 375,754
636,812 (b) Empresa Brasileira de Aeronautica S.A. (ADR) 29,421
5,558 Energiekontor AG. 285
24,176 (b) Energy Recovery, Inc 384
48,800 EnerSys 4,469
26,392 (a) Engcon AB 240
228,293 Engineers India Ltd 426
1,465 (a),(b) Enovix Corp 11
104,745 EnPro Industries, Inc 16,947
519,000 (a),(b) Envision Greenwise Holdings Ltd 516
475,829 Epiroc AB 9,580
297,536 Epiroc AB 5,241
69,528 Esab Corp 8,100
19,889 ESAB India Ltd 1,049
228,003 ESCO Technologies, Inc 36,280
1,255,915 (b) Estithmar Holding QPSC 809
262,266 (b) Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS. 202
97,377 Eve Energy Co Ltd 634
113,000 Evergreen Aviation Technologies Corp 336
21,486 (b) Everus Construction Group, Inc 797
14,421 (b) Exosens SAS 524
679,080 Fanuc Ltd 18,502
2,341,631 Far Eastern Textile Co Ltd 2,338
242,706 Fastenal Co 18,822
134,086 FAW Jiefang Group Co Ltd 150
206,653 Federal Signal Corp 15,199
84,830 Ferguson Enterprises, Inc 13,592
366,854 Ferrovial SE 16,409
901,671 (b) Fincantieri S.p.A 10,068
114,173 Finning International, Inc 3,212
325,780 Finolex Cables Ltd 3,471
420,000 (a) First Tractor Co Ltd 330
947,590 Fletcher Building Ltd 1,768
956,970 Flowserve Corp 46,738
35,333 FLSmidth & Co AS 1,697
45,090 (a),(b) Fluence Energy, Inc 219
400,445 Fluidra S.A. 9,428
94,460 (b) Fluor Corp 3,384
825 (a) Forbo Holding AG. 753
3,229 Force Motors Ltd 340
62,357 Fortive Corp 4,563
492,100 Fortune Electric Co Ltd 6,784
2,287,008 (a) Fosun International 1,227
122,845 Franklin Electric Co, Inc 11,533
665,511 (a),(b) Freyr Battery, Inc 839
10,000 FTAI Aviation Ltd 1,110
96,705 Fugro NV 1,396
96,400 Fuji Electric Holdings Co Ltd 4,121
517,945 Fuji Machine Manufacturing Co Ltd 7,296
178,500 Fujikura Ltd 6,611
55,239 (a) Fujitec Co Ltd 2,194
22,278 Fukushima Galilei Co Ltd 411
55,444 (a) Furukawa Electric Co Ltd 1,874
17,934 G R Infraprojects Ltd 218
114,000 G Shank Enterprise Co Ltd 281
3,519,812 Gamuda BHD 3,351
33,866 Garden Reach Shipbuilders & Engineers Ltd 661
100,439 (b) Gates Industrial Corp plc 1,849
561,513 GE T&D India Ltd 10,160
110,024 GE Vernova, Inc 33,588
106,386 GEA Group AG. 6,467
24,725 Geberit AG. 15,490

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
60,971 GEK Group of Cos S.A. $ 1,268
245,379 GEM Co Ltd 220
24,647 (b) Generac Holdings, Inc 3,122
213,239 General Dynamics Corp 58,125
771,868 General Electric Co 154,489
227,990 Genuit Group plc 1,060
65,519 (a) Georg Fischer AG. 4,795
115,000 GFC Ltd 359
61,993 (b) Gibraltar Industries, Inc 3,637
187,261 (b) Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 219
22,772 Global Industrial Co 510
248,956 (a) Glory Ltd 4,386
25,752 GMM Pfaudler Ltd 304
130,903 (b) GMR Power and Urban Infra Ltd 174
51,213 (b) Godrej Industries Ltd 676
31,240 Gongniu Group Co Ltd 310
39,068 Gorman-Rupp Co 1,371
83,330 Gotion High-tech Co Ltd 251
155,740 Grafton Group plc 1,735
49,541 Graphite India Ltd 276
189,774 (b) Great Lakes Dredge & Dock Corp 1,651
39,442 Greenlam Industries Ltd 109
1,702,000 (a),(c) Greentown Management Holdings Co Ltd 632
99,947 Griffon Corp 7,146
36,423 Grindwell Norton Ltd 720
428,393 (a) Grupo Carso S.A. de C.V. (Series A1) 2,518
64,585 GS Engineering & Construction Corp 748
15,042 GS Holdings Corp 377
59,754 (a) GS Yuasa Corp 957
87,070 GT Capital Holdings, Inc 776
106,087 Gulf Cables & Electrical Industries Group Co. KSCP 688
48,989 (b),(c) GVS S.p.A 229
559,497 Haitian International Holdings Ltd 1,486
7,319 Hammond Power Solutions, Inc 387
404,468 Hangzhou Steam Turbine Power Group Co Ltd 551
29,879 Hanwa Co Ltd 979
19,555 Hanwha Corp 548
13,757 Hanwha Corp 162
30,546 (b) Hanwha Industrial Solutions Co Ltd 1,191
63,699 Hanwha Systems Co Ltd 1,401
1,688,000 (a),(b) Hao Tian International Construction Investment Group Ltd 187
300,500 HAP Seng Consolidated BHD 194
7,540 Happy Forgings Ltd 69
4,234,000 Harbin Power Equipment 2,306
50,200 Harmonic Drive Systems, Inc 1,068
200,860 Havells India Ltd 3,581
332,733 (b) Hayward Holdings, Inc 4,632
135,036 Hazama Ando Corp 1,234
102,909 HBL Power Systems Ltd 565
9,754 HD Hyundai Construction Equipment Co Ltd 438
18,068 HD Hyundai Electric Co Ltd 3,687
17,180 HD Hyundai Heavy Industries Co Ltd 3,286
28,827 HDC Hyundai Development Co-Engineering & Construction 393
47,465 HEG Ltd 267
141,292 HEICO Corp 37,752
34,528 HEICO Corp (Class A) 7,284
22,300 Heijmans NV (ADR) 943
206,832 Hensoldt AG. 13,882
119,162 (b) Hexagon Composites ASA 232
135,269 (a) Hexatronic Group AB 335
35,189 Hexcel Corp 1,927
10,368 HG Infra Engineering Ltd 127

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
13,700 Hikari Tsushin, Inc $ 3,536
1,822,988 (b) Hillman Solutions Corp 16,024
160,195 Hindustan Aeronautics Ltd 7,784
1,164,050 (b) Hindustan Construction Co 350
250,600 Hino Motors Ltd 707
46,400 (a) Hitachi Construction Machinery Co Ltd 1,236
14,014,855 (b) Hitachi Ltd 329,060
131,720 (a) Hitachi Zosen Corp 811
244,643 Hiwin Technologies Corp 1,803
2,153,802 Honeywell International, Inc 456,068
5,500 Hoshizaki Corp 213
33,074 Hosken Consolidated Investments Ltd 243
459,311 Howden Joinery Group plc 4,296
737,520 Howmet Aerospace, Inc 95,678
90,649 (b) HSD Engine Co Ltd 1,326
2,285,000 (b),(e) Hsin Chong Group Holdings Ltd 3
211,000 HUA ENG Wire & Cable 165
195,391 Hubbell, Inc 64,657
46,270 Huber & Suhner AG. 3,883
49,000 (a),(b),(c) Huitongda Network Co Ltd 84
302,731 Husqvarna AB (B Shares) 1,438
149,696 Hwang Chang General Contractor Co Ltd 376
7,482 Hyosung Corp 244
4,423 Hyosung Heavy Industries Corp 1,319
21,868 Hyundai Elevator Co Ltd 806
66,705 Hyundai Engineering & Construction Co Ltd 1,639
33,027 Hyundai Heavy Industries 4,548
20,812 Hyundai Mipo Dockyard 1,501
58,143 Hyundai Rotem Co Ltd 4,182
23,077 Idec Corp 377
359 IDEX Corp 65
4,725 (b) IES Holdings, Inc 780
1,657,900 IJM Corp BHD 789
22,137 Iljin Electric Co Ltd 384
46,596 Illinois Tool Works, Inc 11,556
34,825 IMCD NV 4,635
210,705 IMI plc 5,183
9,952 Implenia AG. 452
178,536 Inaba Denki Sangyo Co Ltd 4,550
31,698 Inabata & Co Ltd 672
24,348 (c) IndiaMart InterMesh Ltd 587
25,964 (a) Industrie De Nora S.p.A 176
1,222,998 Industries Qatar QSC 4,330
189,678 Indutrade AB 5,256
646,992 Infratil Ltd 3,813
173,425 (a) INFRONEER Holdings, Inc 1,401
41,647 Ingersoll Rand India Ltd 1,736
241,087 Ingersoll Rand, Inc 19,294
2,803,600 (b),(e) Inovisi Infracom Tbk PT 0 ^
71,547 (b) Inox Green Energy Services Ltd 99
14,456 (b) INOX India Ltd 168
1,728 (b) Inox Wind Energy Ltd 194
499,222 (b) Inox Wind Ltd 946
186,709 (b) InPost S.A. 2,740
204,613 Instalco AB 628
66,121 Interpump Group S.p.A. 2,362
623 Interroll Holding AG. 1,476
56,843 (b) Intracom S.A. Technical & Steel Constructions 320
382,015 (a),(b) Intuitive Machines, Inc 2,846
102,643 Investment AB Latour 2,794
28,888 INVISIO AB 1,104
69,734 Inwido AB 1,400

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,537,423 IRB Infrastructure Developers Ltd $ 806
324,352 (c) IRCON International Ltd 588
24,857 ISGEC Heavy Engineering Ltd 304
359,900 (a) Ishikawajima-Harima Heavy Industries Co Ltd 25,117
65,638 ITD Cementation India Ltd 426
911,949 (a) Itochu Corp 42,335
415,911 ITT, Inc 53,719
152,653 Iveco Group NV 2,509
21,570 J Kumar Infraprojects Ltd 159
173,573 (b) Jain Irrigation Systems Ltd 116
86,520 Japan Pulp & Paper Co Ltd 349
54,761 (a) Japan Steel Works Ltd 1,947
113,336 Jardine Matheson Holdings Ltd 4,786
1,632,900 JG Summit Holdings (Series B) 472
190,200 JGC Corp 1,500
64,204 Jiangsu Hengli Hydraulic Co Ltd 707
182,218 Jiangsu Zhongtian Technology Co Ltd 367
21,900 John Bean Technologies Corp 2,676
196,398 (a) Johns Lyng Group Ltd 265
684,571 Johnson Controls International plc 54,841
10,364 (c) JOST Werke SE 588
5,918 Judges Scientific plc 609
40,335 Jungheinrich AG. 1,408
111,980 Jupiter Wagons Ltd 480
31,945 (b) Jyoti CNC Automation Ltd 393
13,764 Kaba Holding AG. 10,275
65,457 Kajaria Ceramics Ltd 655
156,750 Kajima Corp 3,206
30,973 Kalmar Oyj 1,024
76,047 Kalpataru Projects International Ltd 864
189,200 Kanamoto Co Ltd 4,108
173,901 Kandenko Co Ltd 3,131
57,500 Kanematsu Corp 971
59,000 Kaori Heat Treatment Co Ltd 402
5,280 Kardex Holding AG. 1,397
297,800 Kawasaki Heavy Industries Ltd 17,975
106,168 KEC International Ltd 966
48,229 KEI Industries Ltd 1,624
84,200 Keihan Electric Railway Co Ltd 1,833
61,154 Keller Group plc 1,092
23,336 (a),(b) Kempower Oyj 314
186,594 (b) Kenmec Mechanical Engineering Co Ltd 379
6,320 Kennametal India Ltd 162
13,268 KEPCO Engineering & Construction Co, Inc 522
1,032,827 Keppel Corp Ltd 5,268
422,107 Kier Group plc 686
216,674 (b) Kiler Holding AS. 137
101,571 Kinden Corp 2,278
112,060 Kingspan Group plc 9,052
83,000 Kinik Co 549
184,258 KION Group AG. 7,727
18,681 Kirloskar Brothers Ltd 373
111,640 Kirloskar Pneumatic Co Ltd 1,536
46,900 Kitz Corp 365
58,941 Kloeckner & Co AG. 473
49,758 Knorr-Bremse AG. 4,528
134,623 KNR Constructions Ltd 357
588,503 KOC Holding AS 2,540
1,392,159 Komatsu Ltd 40,767
3,231 (a) Komax Holding AG 367
247,546 (a) Kone Oyj (Class B) 13,659
56,588 Konecranes Oyj 3,622

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
67,849 Kongsberg Gruppen ASA $ 9,948
230,499 Koninklijke BAM Groep NV 1,291
244,861 Kontrolmatik Enerji Ve Muhendislik AS. 189
57,583 Korea Aerospace Industries Ltd 2,958
34,820 Korea Electric Terminal Co Ltd 1,592
38,756 (b) Kornit Digital Ltd 739
701,349 (a),(b) Kratos Defense & Security Solutions, Inc 20,823
11,653 Krones AG. 1,589
48,435 KSB Ltd 403
114,676 Kuang-Chi Technologies Co Ltd 600
321,009 Kubota Corp 3,967
29,004 Kumagai Gumi Co Ltd 783
90,100 Kurita Water Industries Ltd 2,787
25,016 (b) Kvutzat Acro Ltd 318
24,454 Kyokuto Kaihatsu Kogyo Co Ltd 389
161,010 Kyowa Exeo Corp 1,814
37,622 Kyudenko Corp 1,214
5,794 Kyung Dong Navien Co Ltd 284
17,880 L&F Co Ltd 734
557,536 L3Harris Technologies, Inc 116,698
3,506 Lakshmi Machine Works Ltd 654
526,735 Larsen & Toubro Ltd 21,420
28,767 (b) LB Foster Co (Class A) 566
262,196 Legrand S.A. 27,767
2,882 Lennox International, Inc 1,616
231,400 Leonardo DRS, Inc 7,608
292,869 Leonardo S.p.A. 14,262
66,385 LG Corp 2,928
36,343 (b) LG Energy Solution Ltd 8,324
161,877 Lifco AB 5,742
50,991 LIG Nex1 Co Ltd 8,681
311 Lincoln Electric Holdings, Inc 59
65,303 (a) Lindab International AB 1,267
12,448 LISI 392
242,100 (a) LIXIL Group Corp 2,800
427,500 (a) LK Technology Holdings Ltd 165
303,733 (b) Lloyds Steels Industries Ltd 203
15,000 (a),(b) Loar Holdings, Inc 1,060
42,133 Lockheed Martin Corp 18,821
11,421,000 Lonking Holdings Ltd 2,887
28,013 Lotte Corp 409
15,169 LS Cable Ltd 1,103
7,609 LS Eco Energy Ltd 160
11,450 LS Electric Co Ltd 1,402
26,512 (b) LS Materials Ltd 194
4,732,500 LT Group, Inc 1,009
8,582 LU-VE S.p.A 262
150,774 Luxfer Holdings plc 1,788
20,292 LX INTERNATIONAL CORP 349
124,312 (a) Maas Group Holdings Ltd 282
1,845,664 Mabuchi Motor Co Ltd 28,271
131,240 Maire Tecnimont S.p.A 1,257
17,239 Makino Milling Machine Co Ltd 1,353
396,147 Makita Corp 13,126
2,025,200 Malaysian Resources Corp Bhd 197
386,319 Man Infraconstruction Ltd 668
7,731 (a) Manitou BF S.A. 150
4,524,100 Marcopolo S.A. 4,852
53,280 Marcopolo S.A. 46
513,416 Marubeni Corp 8,236
702,986 Masco Corp 48,886
49,514 (b) Mastec, Inc 5,779

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
17,300 Max Co Ltd $ 492
1,194 MBB SE 174
489,050 (b) MDA Ltd 9,342
25,471 Meidensha Corp 743
6,532,788 Melrose Industries plc 40,326
847,603 Metallurgical Corp of China Ltd 353
18,900 METAWATER Co Ltd 243
427,918 Metso Outotec Oyj 4,437
65,087 (b) Middleby Corp 9,892
532,700 Minebea Co Ltd 7,786
4,400 (a) Mirai Industry Co Ltd 110
68,662 MIRAIT ONE corp 1,002
1,233,300 MISUMI Group, Inc 20,528
3,348,309 Mitsubishi Corp 59,114
8,022,300 Mitsubishi Electric Corp 147,949
4,379,420 Mitsubishi Heavy Industries Ltd 75,210
22,200 (a) Mitsubishi Logisnext Co Ltd 318
19,250 (a) Mitsuboshi Belting Co Ltd 482
3,167,952 Mitsui & Co Ltd 59,726
79,300 (a) Mitsui Engineering & Shipbuilding Co Ltd 884
76,800 Miura Co Ltd 1,528
13,142 Momentum Group AB 176
80,785 Monadelphous Group Ltd 783
2,008,900 MonotaRO Co Ltd 37,528
29,147 (b),(c) Montana Aerospace AG. 561
244,669 Morgan Crucible Co plc 643
40,616 Morgan Sindall plc 1,742
114,344 Mori Seiki Co Ltd 2,233
148,600 Morita Holdings Corp 2,073
108,123 (a) Mota Engil SGPS S.A. 399
341,457 (b) MRC Global, Inc 3,920
19,417 MSC Industrial Direct Co (Class A) 1,508
14,341 MSTC Ltd 85
13,325 (b) MTAR Technologies Ltd 199
81,086 MTU Aero Engines Holding AG. 28,175
159,239 Mueller Industries, Inc 12,124
823,898 Mueller Water Products, Inc (Class A) 20,943
2,428,380 (b) Multiply Group PJSC 1,095
111,864 (c) Munters Group AB 1,143
42,073 (b) MYR Group, Inc 4,758
80,838 Mytilineos Holdings S.A. 3,563
93,800 (a) Nabtesco Corp 1,458
12,133 Nachi-Fujikoshi Corp 278
67,000 Nagase & Co Ltd 1,192
580,700 (a) Namura Shipbuilding Co Ltd 9,011
402,019 NARI Technology Co Ltd 1,214
1,679,915 National Industries Group Holding SAK 1,410
97,670 Nava Ltd 590
821,960 NBCC India Ltd 781
73,325 NCC AB (B Shares) 1,391
2,438,447 NCC Ltd 5,938
26,155 Nexans S.A. 2,568
99,150 (b) NEXTracker, Inc 4,178
84,970 (a),(b) NFI Group, Inc 699
202,800 NGK Insulators Ltd 2,499
1,040,812 Nibe Industrier AB 3,959
47,040 Nichias Corp 1,460
10,000 (a) Nichiden Corp 194
21,545 Nichiha Corp 429
599,500 Nidec Corp 10,061
26,364 Ningbo Deye Technology Co Ltd 333
29,500 Ningbo Orient Wires & Cables Co Ltd 199

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
73,600 Ningbo Sanxing Medical Electric Co Ltd $ 300
92,559 (a) Nippon Densetsu Kogyo Co Ltd 1,302
23,400 Nippon Road Co Ltd 296
22,365 Nishimatsu Construction Co Ltd 720
52,200 Nishio Rent All Co Ltd 1,466
126,031 Nisshinbo Industries, Inc 770
65,900 Nitta Corp 1,653
20,300 (a) Nitto Boseki Co Ltd 575
19,835 Nitto Kogyo Corp 413
45,276 (b) NKT Holding AS 3,085
168,092 Nolato AB 952
24,000 (a) Nomura Micro Science Co Ltd 388
84,828 Norconsult Norge AS. 356
457,314 (b) Nordex AG. 7,062
24,460 Nordson Corp 4,934
14,266 (a) Noritake Co Ltd 336
97,951 Noritsu Koki Co Ltd 3,103
27,631 Noritz Corp 325
24,405 Norma Group SE 337
222,160 Northrop Grumman Corp 113,748
380,847 NRW Holdings Ltd 662
1,266,500 (a) NSK Ltd 5,419
357,361 (a) NTN Corp 583
1,721,038 nVent Electric plc 90,217
969,000 NWS Holdings Ltd 896
11,146 (a) Obara Corp 244
1,022,900 Obayashi Corp 13,646
179,606 (a),(b) OC Oerlikon Corp AG. 819
17,321 Oiles Corp 262
34,734 (a) Okuma Holdings, Inc 799
25,200 Okumura Corp 716
40,928 Olectra Greentech Ltd 555
14,865 Omega Flex, Inc 517
193,008 (a) Opus Global Rt 285
20,948 (a) Organo Corp 901
115,931 (b) Orion Marine Group, Inc 606
51,706 OSG Corp 565
62,350 Oshkosh Corp 5,866
9 OSRAM Licht AG. 1
34,450 Otokar Otomotiv Ve Savunma Sanayi A.S. 448
187,276 Owens Corning, Inc 26,747
217,719 PACCAR, Inc 21,199
11,801 Palfinger AG. 359
9,843 (b) Paras Defence & Space Technologies Ltd 109
578,937 (a) Parker-Hannifin Corp 351,907
166,909 (b) Patel Engineering Ltd 76
138,330 Peab AB (Series B) 1,059
85,429 Pentair plc 7,473
356,100 Pentamaster Corp Bhd 239
245,446 Penta-Ocean Construction Co Ltd 1,171
15,169 People & Technology, Inc 406
14,467 Per Aarsleff Holding A.S. 1,025
2,055 Pfeiffer Vacuum Technology AG. 345
350,969 (b) Phihong Technology Co Ltd 283
93,136 PNC Infratech Ltd 274
31,957 PNE AG. 489
41,252 Polycab India Ltd 2,473
17,806 Porr AG. 508
23,889 POSCO Future M Co Ltd 1,973
898,469 Power Construction Corp of China Ltd 594
8,572 Power Mech Projects Ltd 271
81,990 Praj Industries Ltd 529

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
245,744 Primoris Services Corp $ 14,108
40,560 Prince Pipes & Fittings Ltd 116
214,208 Prysmian S.p.A. 11,792
1,549,380 QinetiQ plc 7,768
143,827 Quanta Services, Inc 36,558
18,193 R&S Group Holding AG. 381
412,837 Rail Vikas Nigam Ltd 1,683
7,073 (b) Rainbow Robotics 1,278
409,100 Raito Kogyo Co Ltd 6,769
440,401 Ras Al Khaimah Ceramics 309
3,884 Rational AG. 3,236
12,163 (b) RBC Bearings, Inc 3,914
482,000 (a),(b) Realord Group Holdings Ltd 441
39,629 (a) Recticel S.A. 435
188,684 Redox Ltd 335
160,609 Reece Ltd 1,594
35,522 (b) Refex Industries Ltd 156
465,033 Regal-Beloit Corp 52,944
686,345 Reliance Worldwide Corp Ltd 1,941
73,815 Renew Holdings plc 635
51,676 RENK Group AG. 2,501
601,353 (b) Resideo Technologies, Inc 10,644
165,640 Reunert Ltd 547
42,100 REV Group, Inc 1,330
153,423 Rexel S.A. 4,135
156,403 Rheinmetall AG. 223,801
46,778 (a) Richelieu Hardware Ltd 1,092
2,804 (a) Rieter Holding AG. 232
7,217 Rockwool International AS (B Shares) 2,992
8,419 (b) Rolex Rings Ltd 125
6,245,282 (b) Rolls-Royce Holdings plc 60,700
3,070,212 Rotork plc 12,480
17,817 RR Kabel Ltd 197
2,330,213 RTX Corp 308,660
69,000 Ruentex Engineering & Construction Co 369
396,690 Run Long Construction Co Ltd 422
4,620 Rush Enterprises, Inc 261
48,591 Russel Metals, Inc 1,327
238,353 Saab AB 9,372
440,671 Sacyr Vallehermoso S.A. 1,537
406,542 Safran S.A. 107,036
227,125 Sam Engineering & Equipment M Bhd 191
69,178 Samsung C&T Corp 5,526
91,478 Samsung Engineering Co Ltd 1,238
509,909 (b) Samsung Heavy Industries Co Ltd 4,704
102,772 Samsung Techwin Co Ltd 44,160
1,296,303 Sandvik AB 27,263
5,589 Sanil Electric Co Ltd 200
224,200 Sanki Engineering Co Ltd 5,079
151,741 Sanwa Shutter Corp 4,869
980,000 Sany Heavy Equipment International Holdings Co Ltd 599
418,257 Sany Heavy Industry Co Ltd 1,102
6,300 Sanyo Denki Co Ltd 396
49,135 (b) Saudi Ceramic Co 376
328,449 (a) Savaria Corp 3,661
31,319 Schindler Holding AG. 9,816
18,059 Schindler Holding AG. (Registered) 5,473
33,190 (b) Schneider Electric Infrastructure Ltd 258
827,343 Schneider Electric S.A. 190,988
883 (a) Schweiter Technologies AG. 400
1,931,200 (b) Seatrium Ltd 3,013
292,400 Sekisui Chemical Co Ltd 4,987

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
22,169 (b) Senior plc $ 43
30,377 Sensata Technologies Holding plc 737
9,800 Senshu Electric Co Ltd 284
12,236 SFA Engineering Corp 177
15,709 (a) SFS Group AG. 1,985
144,509 SGH Ltd 4,536
37,129 (b) SGL Carbon AG. 136
6,794 Shaily Engineering Plastics Ltd 145
49,214 Shakti Pumps India Ltd 560
31,000 Shandong Himile Mechanical Science & Technology Co Ltd 253
643,503 Shanghai Electric Group Co Ltd 682
391,000 Shanghai Industrial Holdings Ltd 586
227,994 Shanghai Mechanical and Electrical Industry Co Ltd 264
128,475 Shapir Engineering and Industry Ltd 779
62,740 Shenzhen Inovance Technology Co Ltd 590
17,936 Shibaura Machine Co Ltd 433
15,500 Shibuya Corp 334
203,000 Shihlin Electric & Engineering Corp 910
300,936 (b) Shikun & Binui Ltd 790
1,483,400 Shimizu Corp 13,203
19,900 (a) Shin Nippon Air Technologies Co Ltd 234
130,026 Shin Zu Shing Co Ltd 898
19,300 Shinko Electric Co Ltd 781
89,984 Shinko Plantech Co Ltd 912
408,700 Shinmaywa Industries Ltd 3,864
133,200 Shinnihon Corp 1,402
14,226 Shinsung Delta Tech Co Ltd 562
34,208 SHO-BOND Holdings Co Ltd 1,093
200,671 Shyft Group, Inc 1,623
192,860 Sichuan Road and Bridge Group Co Ltd 211
1,685,831 Siemens AG. 389,336
725,592 (b) Siemens Energy AG. 43,015
70,665 Siemens India Ltd 4,337
39,600 Sieyuan Electric Co Ltd 416
109,423 (c) Signify NV 2,376
175,083 (a),(b) Silex Systems Ltd 400
2,158,459 Sime Darby BHD 1,078
18,172 Simpson Manufacturing Co, Inc 2,854
1,120,904 Singapore Technologies Engineering Ltd 5,629
42,200 (a) Sinko Industries Ltd 341
1,309,500 Sinopec Engineering Group Co Ltd 927
563,000 Sinotruk Hong Kong Ltd 1,529
18,870 (b) SiteOne Landscape Supply, Inc 2,292
25,124 (b),(c) SK IE Technology Co Ltd 383
96,366 SK Networks Co Ltd 267
21,677 (b) SK oceanplant Co Ltd 181
72,820 (b) SK Square Co Ltd 4,665
28,366 SK, Inc 2,511
241,845 (a),(b) Skanska AB (B Shares) 5,338
233,830 (a),(b) SKF AB (B Shares) 4,737
36,338 SKF India Ltd 1,630
171,808 SM Investments Corp 2,370
75,228 SMC Corp 26,920
236,348 Smiths Group plc 5,931
25,595 Snap-On, Inc 8,626
109,756 Sociedad Quimica y Minera de Chile S.A. (Class B) 4,371
187,502 (a) Sojitz Holdings Corp 4,133
52,101 Spirax-Sarco Engineering plc 4,200
42,746 (b) Spirit Aerosystems Holdings, Inc (Class A) 1,473
294,415 (b) SPX Technologies, Inc 37,915
22,442 Stabilus SE 590
47,649 (a) Stadler Rail AG. 1,117

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
45,788 (a),(b) Standardaero, Inc $ 1,220
75,606 Stanley Black & Decker, Inc 5,813
80,258 Stantec, Inc 6,652
26,766 Star Micronics Co Ltd 348
5,480,900 (b),(e) STARK Corp PCL 2
90,644 (b) Sterling and Wilson Renewable 264
1,192,938 Storskogen Group AB 1,552
34,149 Sulzer AG. 5,825
707,477 Sumitomo Corp 16,143
65,997 Sumitomo Densetsu Co Ltd 2,157
94,300 Sumitomo Heavy Industries Ltd 1,932
98,398 Sungrow Power Supply Co Ltd 944
183,000 Sunonwealth Electric Machine Industry Co Ltd 491
1,939,000 Sunway BHD 1,989
368,500 Sunway Construction Group BHD 366
78,663 Sunwoda Electronic Co Ltd 241
2,444,500 (a),(b),(e) Superb Summit International Group Ltd 3
7,431,513 (b) Suzlon Energy Ltd 4,888
26,900 (a) SWCC Showa Holdings Co Ltd 1,127
166,767 Sweco AB 2,993
286,424 Swire Pacific Ltd (Class A) 2,525
633,306 Ta Ya Electric Wire & Cable 752
77,022 Tadano Ltd 556
64,953 (b) Taihan Electric Wire Co Ltd 511
15,343 Taihei Dengyo Kaisha Ltd 492
445,106 Taikisha Ltd 6,827
115,141 Taisei Corp 5,125
937,000 Taiwan Glass Industrial Corp 457
11,439 Takamatsu Corp 212
36,464 Takara Standard Co Ltd 430
36,941 Takasago Thermal Engineering Co Ltd 1,379
300,000 Takeuchi Manufacturing Co Ltd 10,307
47,400 Takuma Co Ltd 583
48,667 (a),(b),(c) Talgo S.A. 180
1,310,000 (b) Tatung Co Ltd 1,623
240,275 TBEA Co Ltd 398
1,071,614 TD Power Systems Ltd 5,108
37,693 Techno Electric & Engineering Co Ltd 439
1,069,469 Techtronic Industries Co 12,817
1,033,000 Teco Electric and Machinery Co Ltd 1,537
9,186 Tega Industries Ltd 158
161,697 Tekfen Holding AS 639
34,910 Tennant Co 2,784
142,738 Texmaco Rail & Engineering Ltd 223
422,770 Textron, Inc 30,545
248,098 Thales S.A. 65,950
4,210,000 (a) Theme International Holdings Ltd 209
33,385 Thermax Ltd 1,422
95,800 THK Co Ltd 2,348
27,668 (b) Thyssenkrupp Nucera AG. & Co KGaa 263
528,000 Time Interconnect Technology Ltd 336
27,401 Timken India Ltd 878
77,048 Titagarh Rail System Ltd 712
35,675 (a) TKH Group NV 1,404
50,700 Toa Corp/Tokyo 442
34,311 Tocalo Co Ltd 383
156,056 Toda Corp 925
290,775 Toenec Corp 1,886
87,000 TOKAI Holdings Corp 571
86,602 Tokyu Construction Co Ltd 463
184,775 TOMRA Systems ASA 2,638
57,557 Toromont Industries Ltd 4,505

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
19,700 Totech Corp $ 322
21,477 Totetsu Kogyo Co Ltd 439
78,300 (a) Toto Ltd 2,035
46,303 Toyo Construction Co Ltd 409
11,100 Toyo Tanso Co Ltd 293
115,500 Toyota Industries Corp 9,878
31,900 Toyota Tsusho Corp 537
932,034 Trane Technologies plc 314,021
5,676 TransDigm Group, Inc 7,852
80,278 Transformers & Rectifiers India Ltd 498
183,722 Travis Perkins plc 1,311
147,630 Trelleborg AB (B Shares) 5,491
45,938 (a),(b) Trex Co, Inc 2,669
105,500 Trinity Industries, Inc 2,960
1,271,335 Triveni Turbine Ltd 8,321
31,567 Troax Group AB 551
43,410 Trusco Nakayama Corp 577
375,470 Tsubakimoto Chain Co 4,654
24,000 Tsugami Corp 295
10,300 Tsurumi Manufacturing Co Ltd 215
76,700 Tupy S.A. 245
26,437 Turk Traktor ve Ziraat Makineleri AS 569
986,903 Turkiye Sise ve Cam Fabrikalari AS 1,002
80,600 (b) UBTech Robotics Corp Ltd 819
9,400 Union Tool Co 253
149,000 United Integrated Services Co Ltd 2,074
140,485 United Rentals, Inc 88,042
65,800 Ushio, Inc 816
328,800 (b) UWC BHD 161
121,317 (b) V2X, Inc 5,951
129,449 (a) Valmet Oyj 3,511
20,454 (c) VAT Group AG. 7,373
71,238 VBG Group AB 1,986
3,651,670 Ventia Services Group Pty Ltd 9,229
170,107 Vertiv Holdings Co 12,282
718,250 Vestas Wind Systems A.S. 9,937
5,614 Vesuvius India Ltd 298
179,988 Vesuvius plc 908
453,005 V-Guard Industries Ltd 1,879
719,694 Vinci S.A. 90,725
135,633 (a) Volex plc 424
4,815 Voltamp Transformers Ltd 399
91,091 Voltas Ltd 1,550
51,000 Voltronic Power Technology Corp 2,385
174,936 Volution Group plc 1,223
78,911 (a),(b) Volvo AB (A Shares) 2,309
1,219,837 (a),(b) Volvo AB (B Shares) 35,788
5,902 Vossloh AG. 419
58,665 W.W. Grainger, Inc 57,951
50,792 Waaree Renewable Technologies Ltd 535
23,162 Wacker Construction Equipment AG. 525
27,000 Wakita & Co Ltd 313
1,699,000 Walsin Lihwa Corp 1,190
376,367 Wartsila Oyj (B Shares) 6,716
9,448,700 (b),(e) Waskita Karya Persero Tbk PT 0 ^
14,683 Watsco, Inc 7,463
74,850 Watts Water Technologies, Inc (Class A) 15,263
441,130 Webuild SpA 1,519
1,288,450 WEG S.A. 10,224
1,587,709 Weichai Power Co Ltd 3,344
391,586 Weichai Power Co Ltd (Class A) 889
219,342 Weir Group plc 6,626

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
24,600 Welspun Enterprises Ltd $ 138
43,209 WESCO International, Inc 6,710
17,430 West Holdings Corp 184
264,797 Westinghouse Air Brake Technologies Corp 48,021
14,466,600 (b),(e) Wijaya Karya Persero Tbk PT 134
75,987 WillScot Mobile Mini Holdings Corp 2,112
52,909 Wilson Bayly Holmes-Ovcon Ltd 521
25,304 Woodward Inc 4,618
413,570 Worley Ltd 3,762
91,498 (a) WSP Global, Inc 15,527
582,238 XCMG Construction Machinery Co Ltd 693
148,911 Xiamen C & D, Inc 212
135,767 Xinjiang Goldwind Science & Technology Co Ltd - A 166
267,200 (a),(b) Xinte Energy Co Ltd 170
1,463,589 (a) Xinyi Glass Holdings Co Ltd 1,448
64,759 (a),(b) Xometry, Inc 1,614
59,857 Xylem, Inc 7,151
25,980 YAMABIKO Corp 416
52,170 Yamazen Corp 461
6,479,500 Yangzijiang Shipbuilding Holdings Ltd 11,372
49,813 Yankey Engineering Co Ltd 593
162,800 Yaskawa Electric Corp 4,079
59,462 Yazicilar Holding AS 463
178,956 YEO Teknoloji Enerji VE Endustri AS. 244
29,879 Yokogawa Bridge Holdings Corp 502
13,552 Yuasa Trading Co Ltd 412
306,800 Yurtec Corp 3,500
6,265 Zehnder Group AG. 357
37,181 Zen Technologies Ltd 637
80,663 Zhejiang Chint Electrics Co Ltd 262
14,492 Zhejiang Dingli Machinery Co Ltd 118
77,438 Zhejiang Huayou Cobalt Co Ltd 365
90,200 Zhejiang Sanhua Intelligent Controls Co Ltd 361
115,800 Zhengzhou Yutong Bus Co Ltd 424
36,233 Zhuzhou CRRC Times Electric Co Ltd 237
401,000 Zhuzhou CSR Times Electric Co Ltd 1,665
433,439 Zoomlion Heavy Industry Science and Technology Co Ltd - A 449
TOTAL CAPITAL GOODS 10,385,930
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
130,616 ABM Industries, Inc 6,186
257,180 (b) ACV Auctions, Inc 3,624
97,309 (a) Adecco S.A. 2,926
21,520 Aeon Delight Co Ltd 776
88,600 AFRY AB 1,687
424,681 ALS Ltd 4,122
50,632 (b) Amentum Holdings, Inc 922
227,312 Arcadis NV 11,605
7,348 (a) Assystem 252
465,118 Automatic Data Processing, Inc 142,108
112,300 BayCurrent Consulting, Inc 4,866
33,690 (c) Befesa S.A. 936
39,600 Bell System24 Holdings, Inc 334
1,865 Benefit Systems S.A. 1,389
123,597 Bilfinger Berger AG. 8,910
61,500 Binjiang Service Group Co Ltd 198
108,274 BLS International Services Ltd 502
62,405 Booz Allen Hamilton Holding Corp 6,526
18,319 (a) Boyd Group Services, Inc 2,634
981,965 Brambles Ltd 12,405
169,920 (c) Bravida Holding AB 1,538
221,300 (b) BrightView Holdings, Inc 2,842
49,618 Broadridge Financial Solutions, Inc 12,030

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
25,726 (a) Brunel International NV $ 265
503,568 Bureau Veritas S.A. 15,278
9,461 (b) CACI International, Inc (Class A) 3,471
664 (b) CECO Environmental Corp 15
32,949 (b) Ceridian HCM Holding, Inc 1,922
4,775 Cewe Stiftung & Co KGAA 533
3,302,000 China Everbright Environment Group Ltd 1,461
51,100 (b) Cimpress plc 2,311
146,558 Cintas Corp 30,122
175,266 (a),(b) Clarivate plc 689
9,212 (b) Clean Harbors, Inc 1,816
72,000 Cleanaway Co Ltd 414
1,986,166 Cleanaway Waste Management Ltd 3,258
115,211 CMS Info Systems Ltd 619
39,425 Computer Age Management Services Ltd 1,705
380,681 Computershare Ltd 9,383
37,300 Concentrix Corp 2,075
369,544 (b) Copart, Inc 20,913
219,313 (b) CoreCivic, Inc 4,450
28,460 CSG Systems International, Inc 1,721
1,320,000 (a),(b),(e) CT Environmental Group Ltd 2
1,417,700 CTOS Digital Bhd 369
19,300 Dai Nippon Printing Co Ltd 275
39,200 Daiei Kankyo Co Ltd 747
43,465 Daiseki Co Ltd 1,089
4,441 Danel Adir Yeoshua Ltd 449
1,579 Deluxe Corp 25
71,718 Derichebourg 421
28,564 dip Corp 428
6,787 (b) DO & CO AG. 1,196
9,490 Doms Industries Ltd 318
583,867 Downer EDI Ltd 1,992
127,980 Dun & Bradstreet Holdings, Inc 1,144
36,698 Duskin Co Ltd 891
18,137 eClerx Services Ltd 586
16,435 Ecopro HN Co Ltd 286
27,000 ECOVE Environment Corp 237
283,045 Element Fleet Management Corp 5,627
322,434 (a) Elis S.A. 7,201
19,309 eMudhra Ltd 192
30,020 en-japan, Inc 330
20,898 Ennis, Inc 420
12,988 Equifax, Inc 3,163
586,015 (b) ExlService Holdings, Inc 27,666
957,795 Experian Group Ltd 44,380
19,850 Fila S.p.A 241
108,403 (b),(c),(e) Finablr plc 1
286,417 Firstsource Solutions Ltd 1,133
27,537 (a),(b) Fiverr International Ltd 652
1,227,000 Frontken Corp Bhd 1,037
15,135 (b) FTI Consulting, Inc 2,483
33,754 Funai Soken Holdings, Inc 521
11,303 (b) GDI Integrated Facility Services, Inc 255
121,705 Genpact Ltd 6,132
160,724 GFL Environmental, Inc 7,763
92,517 GlobalData plc 176
364,900 (c) GPS Participacoes e Empreendimentos S.A. 834
1,429,612 Hays plc 1,464
428,916 (b) Healthcare Services Group 4,323
9,399 Heidrick & Struggles International, Inc 403
13,929 Hilan Ltd 852
77,940 (b) Huron Consulting Group, Inc 11,181

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
191,517 Indian Railway Catering & Tourism Corp Ltd $ 1,623
6,296,800 Infomart Corp 14,995
105,291 (a),(b) Innodata, Inc 3,780
42,012 Insource Co Ltd 228
19,010 Insperity, Inc 1,696
242,167 Interface, Inc 4,805
54,454 ION Exchange India Ltd 297
239,779 IPH Ltd 686
127,023 ISS A.S. 2,917
32,200 Itoki Corp 354
404,700 JAC Recruitment Co Ltd 2,187
472 Jacobs Solutions, Inc 57
63,200 Japan Elevator Service Holdings Co Ltd 1,162
915,203 Johnson Service Group plc 1,575
143,523 KBR, Inc 7,149
120,582 Kelly Services, Inc (Class A) 1,588
279,038 KEPCO Plant Service & Engineering Co Ltd 7,955
75,308 Kokuyo Co Ltd 1,440
140,550 L&K Engineering Co Ltd 1,005
141,384 (b) Latent View Analytics Ltd 605
444,500 (b) Legalzoom.com, Inc 3,827
56,430 Leidos Holdings, Inc 7,615
104,276 Loomis AB 4,224
32,564 (a) Mader Group Ltd 124
198,690 Maharah Human Resources Co 319
19,510 Manpower, Inc 1,129
15,262 Matsuda Sangyo Co Ltd 355
55,900 MAXIMUS, Inc 3,812
50,646 McMillan Shakespeare Ltd 466
60,084 Meitec Corp 1,173
283,353 Michael Page International plc 1,120
3,029,778 Mitie Group 4,525
27,844 Mitsubishi Pencil Co Ltd 472
14,609 (b) Montrose Environmental Group, Inc 208
16,094 MSA Safety, Inc 2,361
4,425,966 My EG Services Bhd 915
35,247 NICE Information Service Co Ltd 280
29,100 Nippon Kanzai Holdings Co Ltd 516
390,048 Nomura Co Ltd 2,374
53,828 Okamura Corp 710
52,647 Open Up Group, Inc 666
288,134 (b) OPENLANE, Inc 5,555
40,700 (b) Orizon Valorizacao de Residuos S.A. 302
412,800 Park24 Co Ltd 5,701
696,834 Parkin Co PJSC 946
19,787 (b) Parsons Corp 1,172
21,400 Pasona Group, Inc 309
33,957 Paychex, Inc 5,239
11,045 Paycom Software, Inc 2,413
35,599 (b) Paycor HCM, Inc 799
9,495 (b) Paylocity Holding Corp 1,779
1,476,800 Persol Holdings Co Ltd 2,461
23,942 Pilot Corp 664
97,227 Prestige International, Inc 431
333,167 (c) Prosegur Cash S.A. 246
496,171 (a) Prosegur Cia de Seguridad S.A. 1,127
51,175 (c) Quess Corp Ltd 389
1,470,000 Raksul, Inc 9,974
85,665 (a) Randstad Holdings NV 3,561
129,352 RB Global, Inc 12,982
77,608 RB Global, Inc 7,784
3,131,090 Recruit Holdings Co Ltd 162,226

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
2,289,915 RELX plc $ 115,024
164,801 RELX plc 8,283
70,107 Renewi plc 775
3,319,042 Rentokil Initial plc 15,062
221,982 Republic Services, Inc 53,755
11,226 (a),(b) Resolute Holdings Management, Inc 352
120,061 Resources Connection, Inc 785
77,422 RITES Ltd 201
43,837 Robert Half International, Inc 2,391
119,467 Rollins, Inc 6,455
261,267 RWS Holdings plc 400
44,498 S1 Corp (Korea) 1,955
35,572 Saudi Airlines Catering Co 1,169
103,613 Saudi Manpower Solutions Co 171
20,496 Science Applications International Corp 2,301
116,751 (b) Sdiptech AB 2,138
1,845 Seche Environnement S.A. 145
296,160 Secom Co Ltd 10,087
364,866 Securitas AB (B Shares) 5,163
4,430,268 Serco Group plc 9,060
172,414 SG Fleet Group Ltd 374
25,688 SGS S.A. 2,560
44,935 Shanghai M&G Stationery, Inc 189
34,894 (b) SIS Ltd 132
120,284 SmartGroup Corp Ltd 560
230,187 SMS Co Ltd 1,734
20,239 Societe BIC S.A. 1,370
305,800 Sohgo Security Services Co Ltd 2,300
406,678 SPIE S.A. 17,399
79,000 Sporton International, Inc 464
128,126 Sthree plc 440
267,000 Taiwan Secom Co Ltd 987
140,000 Taiwan-Sogo Shinkong Security Corp 174
18,773 Takkt AG. 166
10,648 (b) TeamLease Services Ltd 225
95,354 TechnoPro Holdings, Inc 2,112
3,751 Teleperformance 377
83,987 (a),(b) TELUS International CDA, Inc 225
291,617 Tetra Tech, Inc 8,530
110,411 Thomson Reuters Corp 19,053
15,400 (b) Timee, Inc 156
157,340 TKC 4,056
12,200 Toppan Printing Co Ltd 334
22,561 (b) Trans Cosmos, Inc/Japan 481
156,751 TransUnion 13,009
38,800 (a) TRE Holdings Corp 420
57,644 TriNet Group, Inc 4,568
101,590 (b) TrueBlue, Inc 539
177,500 (a),(b),(c) Tuhu Car, Inc 408
477,145 (b) Upwork, Inc 6,227
26,099 UT Group Co Ltd 361
608,708 Veralto Corp 59,319
221,692 Verisk Analytics, Inc 65,980
49,408 Vestis Corp 489
195,200 (b) Visional, Inc 9,856
462,035 Waste Connections, Inc 90,185
315,213 Waste Management, Inc 72,975
125,658 (b) Willdan Group, Inc 5,117
347,502 (b) WNS Holdings Ltd 21,368
320,158 Wolters Kluwer NV 49,847
231,000 (a),(b),(e) Youyuan International Holdings Ltd 0 ^
78,360 Zhejiang Weiming Environment Protection Co Ltd 230

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
246,000 (a) Zonqing Environmental Ltd $ 223
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,491,170
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.0%
87,300 ABC-Mart, Inc 1,629
39,902 (b) Abercrombie & Fitch Co (Class A) 3,047
42,327 (b) About You Holding SE 307
2,410,161 Abu Dhabi National Oil Co for Distribution PJSC 2,229
353,816 Accent Group Ltd 398
6,071,700 ACE Hardware Indonesia Tbk PT 183
20,230 (a) Adastria Holdings Co Ltd 386
273,352 (b) Aditya Birla Fashion and Retail Ltd 817
25,878 (c) Aditya Vision Ltd 134
2,771 (b) Al Majed for Oud Co 102
42,385 Aldrees Petroleum and Transport Services Co 1,568
118,437 Ali Alghanim Sons Automotive Co KSCC 500
24,893,644 Alibaba Group Holding Ltd 411,889
781,098 Alibaba Group Holding Ltd (ADR) 103,285
444,978 (b),(c) Allegro.eu S.A. 3,610
17,990 Alpen Co Ltd 287
127,682 (b) AlSaif Stores For Development & Investment Co 270
105,300 A-Mark Precious Metals, Inc 2,671
14,315,125 (b) Amazon.com, Inc 2,723,596
208,500 American Eagle Outfitters, Inc 2,423
237,703 (b) AO World plc 295
31,200 AOKI Holdings, Inc 272
34,000 (a) Aoyama Trading Co Ltd 463
27,244 Arata Corp 572
43,976 Arc Land Sakamoto Co Ltd 487
69,463 (b) Aritzia, Inc 2,441
4,011 Arko Corp 16
57,317 Arvind Fashions Ltd 249
14,700 (b) Asbury Automotive Group, Inc 3,246
34,628 ASKUL Corp 353
42,262 (a),(b) ASOS plc 159
450,000 Aurora Design PCL 221
75,841 Auto Partner S.A. 352
103,037 (b),(c) Auto1 Group SE 2,292
58,788 Autobacs Seven Co Ltd 593
14,190 Autohellas Tourist and Trading S.A. 187
11,000 (b) Autonation, Inc 1,781
22,569 (b) Autozone, Inc 86,051
4,382,105 B&M European Value Retail S.A. 14,802
310,193 Bapcor Ltd 883
179,920 Bath & Body Works, Inc 5,455
47,305 (a) Belluna Co Ltd 300
104,392 Best Buy Co, Inc 7,684
83,400 (a) BIC CAMERA, Inc 874
54,098 Bilia AB 693
750,974 (a),(b) boohoo Group plc 254
158,531 (b) Boot Barn Holdings, Inc 17,031
48,794 (b),(c) Boozt AB 490
537,000 (a),(b),(e) Boshiwa International Holding Ltd 1
50,923,700 (b) Bukalapak.com PT Tbk 436
52,461 (b) Burlington Stores, Inc 12,503
40,014 (a) Canadian Tire Corp Ltd 4,155
76,328 (b) Carmax, Inc 5,947
21,240 (b) Cartrade Tech Ltd 407
53,670 (b) Carvana Co 11,221
42,573 (b) CCC S.A. 2,587
966,600 (b) CCOOP Group Co Ltd 357
687,296 (b) Ceconomy AG 2,478
14,700 Central Automotive Products Ltd 166

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
1,393,465 Central Retail Corp PCL $ 1,031
183,000 China Tobacco International HK Co Ltd 547
84,241 China Tourism Group Duty Free Corp Ltd 700
1,658,400 (a) Chow Tai Fook Jewellery Group Ltd 1,879
30,857 Clas Ohlson AB (B Shares) 715
712,200 Com7 PCL (Foreign) 405
491,197 (b) Coupang, Inc 10,772
894,621 Currys plc 1,005
70,546 DCM Holdings Co Ltd 656
44,565 (b) Delek Automotive Systems Ltd 299
3,969 Dick's Sporting Goods, Inc 800
18,186 Dieteren S.A. 3,133
5,757 (a) Dillard's, Inc (Class A) 2,062
995,077 Dogan Sirketler Grubu Holdings 417
62,622 Dogus Otomotiv Servis ve Ticaret AS 378
841,835 Dohome PCL 140
953,905 Dollarama, Inc 102,003
294,848 Don Quijote Co Ltd 8,099
42,500 Doshisha Co Ltd 621
27,697 (b) Douglas AG. 322
182,316 Dufry Group 7,986
112,316 Dunelm Group plc 1,289
135,630 (a) Eagers Automotive Ltd 1,281
235,002 eBay, Inc 15,917
65,878 (a) EDION Corp 825
61,382 (b) Electronics Mart India Ltd 87
325,661 Empresas COPEC S.A. 2,246
7,370 (b) Ethos Ltd 213
48,114 (b) Etsy, Inc 2,270
128,467 (c) Europris ASA 1,027
725,000 Far Eastern Department Stores Co Ltd 533
154,765 Fast Retailing Co Ltd 46,072
88,942 Ferguson Enterprises, Inc 14,115
22,703 Fielmann AG. 1,032
9,035 (a) Fnac Darty SA 273
296,992 Foschini Ltd 2,014
6,386 Fox Wizel Ltd 519
100,925 (b) Frasers Group plc 815
166,516 (a),(b) GameStop Corp (Class A) 3,717
447,212 Gap, Inc 9,217
84,141 (b) Global-e Online Ltd 3,000
21,560 (b) Go Fashion India Ltd 170
693,847,000 (b) GoTo Gojek Tokopedia Tbk PT 3,451
38,100 Gulliver International Co Ltd 307
451,956 Harvey Norman Holdings Ltd 1,421
38,868 (a) Hennes & Mauritz AB (B Shares) 513
267,100 HLA Corp Ltd 292
1,412,744 Home Depot, Inc 517,757
3,704,067 Home Product Center PCL 941
27,339 Hornbach Holding AG. & Co KGaA 2,652
223,591 Hotai Motor Co Ltd 4,096
26,973 Hotel Shilla Co Ltd 709
12,587 (b) Hyundai Department Store Co Ltd 514
302,561 Inchcape plc 2,619
312,385 Industria de Diseno Textil S.A. 15,554
275,000 (a) Isetan Mitsukoshi Holdings Ltd 3,988
30,000 Izumi Co Ltd 634
210,700 J Front Retailing Co Ltd 2,616
416,303 Jarir Marketing Co 1,438
94,961 JB Hi-Fi Ltd 5,550
7,072,080 JD.com, Inc 145,484
8,942 JINS Holdings, Inc 415

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
49,674 Joyful Honda Co Ltd $ 665
89,306 JUMBO S.A. 2,448
125,216 Kingfisher plc 412
14,205 Kohnan Shoji Co Ltd 356
27,252 Komeri Co Ltd 539
107,728 K's Holdings Corp 980
19,418 Leon's Furniture Ltd 319
26,223 Lithia Motors, Inc (Class A) 7,697
109,731 LKQ Corp 4,668
932,660 Lojas Renner S.A. 1,999
11,054 Lotte Shopping Co Ltd 456
54,945 (a) Lovisa Holdings Ltd 835
693,715 Lowe's Cos, Inc 161,795
299,561 Luk Fook Holdings International Ltd 590
95,700 Macy's, Inc 1,202
323,900 (b) Magazine Luiza S.A. 576
9,142,100 Map Aktif Adiperkasa PT 364
31,925 Matas A.S. 613
40,423 Mekonomen AB 491
31,161 (b) Mercadolibre, Inc 60,791
91,900 (b) Mercari, Inc 1,457
330,600 MINISO Group Holding Ltd 1,524
7,607,500 Mitra Adiperkasa Tbk PT 618
30,299 (a) Mobilezone Holding AG. 438
67,000 momo.com, Inc 707
288,145 Moonpig Group plc 786
144,289 Motus Holdings Ltd 690
2,146,500 (c) MR DIY Group M Bhd 684
231,713 Mr Price Group Ltd 2,811
7,856 Murphy USA, Inc 3,691
231,639 Naspers Ltd 57,444
8,174 Next plc 1,178
37,720 Nextage Co Ltd 382
70,058 (a) Nick Scali Ltd 694
33,035 Nishimatsuya Chain Co Ltd 440
62,043 Nitori Co Ltd 6,070
54,724 Nojima Corp 926
114,113 North-Star International Co Ltd 170
26,169 (b) Ollie's Bargain Outlet Holdings, Inc 3,045
240,243 (b) O'Reilly Automotive, Inc 344,167
50,100 Oriental Holdings BHD 81
443 (b) Overstock.com, Inc 3
59,677 (a),(b),(e) Ozon Holdings plc (ADR) 1
36,156 Pal Co Ltd 733
26,115 PALTAC Corp 696
15,000 Pan German Universal Motors Ltd 137
1,291,610 (b) PC Jeweller Ltd 196
536,312 (b) PDD Holdings, Inc (ADR) 63,473
21,187 Penske Auto Group, Inc 3,050
160,394 (c) Pepco Group NV 620
1,802,052 (c) Pepkor Holdings Ltd 2,509
44,743 (a) Pet Valu Holdings Ltd 824
383,969 Pets at Home Group PLC 1,073
18,619 Pool Corp 5,927
416,200 (c) Pop Mart International Group Ltd 8,412
53,446 Poya International Co Ltd 772
84,782 Premier Investments Ltd 1,067
1,027,310 Prosus NV 47,728
2,424,300 PTT Oil & Retail Business PCL 847
70,057 Puuilo Oyj 861
59,174,325 Raizen S.A. 19,184
1,165,100 (b) Rakuten, Inc 6,684

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
301,230 (b) RattanIndia Enterprises Ltd $ 144
78,140 Redtape Ltd 133
15,735 Retailors Ltd 341
62 (b) RH 15
203,394 Ross Stores, Inc 25,992
46,401 (a) Rusta AB 305
210,900 Ryohin Keikaku Co Ltd 5,761
495,722 SACI Falabella 2,067
152,400 Sanrio Co Ltd 7,051
32,644 Saudi Automotive Services Co 591
25,802 Senco Gold Ltd 82
39,881 Seria Co Ltd 662
180,300 Shimamura Co Ltd 10,334
7,223 Shinsegae Co Ltd 673
31,534 (b) Shoppers Stop Ltd 202
969,507 Siam Global House PCL 192
230,763 Signet Jewelers Ltd 13,398
28,760 (b) Silicon2 Co Ltd 484
46,080 Sonic Automotive, Inc (Class A) 2,625
505,110 (b) Stitch Fix, Inc 1,642
305,768 Super Group Ltd 467
138,776 Super Retail Group Ltd 1,129
132,431 Synsam AB 588
3,938 Tadiran Group Ltd 202
221,302 Takashimaya Co Ltd 1,800
78,432 (b) Temple & Webster Group Ltd 815
5,988 Thanga Mayil Jewellery Ltd 140
483,439 (a),(b) THG plc 204
3,066,759 TJX Cos, Inc 373,531
45,812 (a) Tokmanni Group Corp 629
1,805,000 (c) Topsports International Holdings Ltd 794
37,008 Tractor Supply Co 2,039
141,774 Trent Ltd 8,788
333,223 Truworths International Ltd 1,308
22,972 (b) Ulta Beauty, Inc 8,420
34,937 United Electronics Co 875
145,500 Upbound Group, Inc 3,486
339,545 (b) Urban Outfitters, Inc 17,792
357,900 USS Co Ltd 3,327
3,774 (b) V2 Retail Ltd 75
133,886 (b) Valvoline, Inc 4,661
766,572 Vibra Energia S.A. 2,388
152,920 (b) Victoria's Secret & Co 2,841
261,780 (b) Vipshop Holdings Ltd (ADR) 4,105
9,315 (b) V-Mart Retail Ltd 317
523,194 (b) Warby Parker, Inc 9,538
182,882 (b),(c) Watches of Switzerland Group plc 986
373,989 (a),(b) Wayfair, Inc 11,979
132,328 We Buy Cars Holdings Ltd 304
878,163 Wesfarmers Ltd 39,811
112,676 WH Smith plc 1,476
1,180,800 Wilcon Depot, Inc 145
182,761 Williams-Sonoma, Inc 28,895
721,007 (a) Woolworths Holdings Ltd 2,006
20,500 Workman Co Ltd 572
482,500 (a),(b) XXF Group Holdings Ltd 421
460,200 Yamada Denki Co Ltd 1,322
69,866 Yellow Hat Ltd 645
899,173 (b),(c) Zalando SE 31,188
115,200 Zhejiang China Commodities City Group Co Ltd 242
682,072 Zhongsheng Group Holdings Ltd 1,201

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
314,100 (a) ZOZO, Inc $ 3,008
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 5,897,388
CONSUMER DURABLES & APPAREL - 2.0%
756,000 361 Degrees International Ltd 431
27,500 (a) Acushnet Holdings Corp 1,888
180,013 Adidas-Salomon AG. 42,458
1,562,592 Aksa Akrilik Kimya Sanayii AS. 460
226,797 Alaseel Co 249
974,579 (b) Alok Industries Ltd 171
229,700 Alpargatas S.A. 276
17,228 (b) Amber Enterprises India Ltd 1,444
139,262 (b) Amer Sports, Inc 3,722
999,955 Anta Sports Products Ltd 10,994
89,017 Arcelik AS 321
100,047 Arvind Ltd 367
649,985 Asics Corp 13,785
108,503 (b) Asmodee Group AB 988
64,379 Azorim-Investment Development & Construction Co Ltd 277
123,557 Azzas 2154 S.A. 530
147,438 Bajaj Electricals Ltd 938
426,600 Bandai Namco Holdings, Inc 14,311
94,578 Barratt Developments plc 520
39,861 Bata India Ltd 567
3,873 Beijing Roborock Technology Co Ltd 130
101,272 Bellway plc 3,121
26,884 (a) Beneteau S.A. 234
91,548 Berkeley Group Holdings plc 4,261
474,616 (b) BK LC Lux Finco 2 Sarl 21,761
3,976,472 Bosideng International Holdings Ltd 2,040
271,896 Bovis Homes Group plc 2,007
87,237 Breville Group Ltd 1,721
29,312 (a) BRP, Inc 990
29,070 Brunello Cucinelli S.p.A 3,340
28,345 Brunswick Corp 1,526
310,833 Burberry Group plc 3,131
5,155,429 Cairn Homes plc 10,647
1,214 (b) Callaway Golf Co 8
58,262 Campus Activewear Ltd 156
33,662 (a),(b) Canada Goose Holdings, Inc 267
59,400 (b) Capri Holdings Ltd 1,172
153,200 (a),(b) Casio Computer Co Ltd 1,251
30,229 Cello World Pvt Ltd 192
52,877 Century Communities, Inc 3,548
147,500 Chervon Holdings Ltd 329
481,000 China Lilang Ltd 225
1,637,642 Cie Financiere Richemont S.A. 285,876
3,047,802 Coats Group plc 3,127
42,476 Coway Co Ltd 2,340
236,050 Crest Nicholson Holdings plc 517
24,447 (a),(b) Crocs, Inc 2,596
509,320 Crompton Greaves Consumer Electricals Ltd 2,104
117,400 Cury Construtora e Incorporadora S.A. 505
230,400 Cyrela Brazil Realty S.A. 965
7,630 Danya Cebus Ltd 212
54,171 (b) Deckers Outdoor Corp 6,057
61,729 De'Longhi S.p.A. 2,048
9,484 Delta Galil Ltd 450
13,910 DI Dong Il Corp 443
92,700 Direcional Engenharia S.A. 511
21,880 Dixon Technologies India Ltd 3,356
140,538 DR Horton, Inc 17,867
457,878 Dr. Martens PLC 301

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
1,294,869 Eclat Textile Co Ltd $ 17,405
19,800 Ecovacs Robotics Co Ltd 168
3,888 Einhell Germany AG. 271
10,682 Electra Consumer Products 1970 Ltd 281
187,244 (b) Electrolux AB 1,533
202,413 (a) Ermenegildo Zegna NV 1,498
37,257 (a) ES-Con Japan Ltd 254
45,462 (b) Eureka Forbes Ltd 287
12,906 F&F Co Ltd 558
351,755 Feng TAY Enterprise Co Ltd 1,277
117,726 (a) Ferretti S.p.A 318
24,654 (b),(e) FF Group 0 ^
33,100 (a) Fields Corp 387
33,756 Fila Holdings Corp 873
8,883 Flexsteel Industries, Inc 324
721,000 Formosa Taffeta Co Ltd 392
339,999 (b),(e) Fuguiniao Co Ltd 0 ^
55,421 Fujitsu General Ltd 1,025
137,334 Fulgent Sun International Holding Co Ltd 496
81,000 Fusheng Precision Co Ltd 854
28,378 Games Workshop Group plc 5,156
8,335 Ganesha Ecosphere Ltd 151
30,730 (b) Garmin Ltd 6,672
44,685 Garware Technical Fibres Ltd 450
270,000 Giant Manufacturing Co Ltd 1,155
63,893 (b) G-III Apparel Group Ltd 1,747
105,950 Gildan Activewear, Inc 4,684
461,735 (b),(c) Glenveagh Properties plc (London) 766
879,200 (b) GN Store Nord 13,752
35,591 (b) Gokaldas Exports Ltd 334
17,247 Goldwin, Inc 952
149,000 Gree Electric Appliances, Inc of Zhuhai 934
1,338,800 Grendene S.A. 1,290
27,236 Gunze Ltd 480
284,007 Haier Smart Home Co Ltd 1,072
1,919,601 Haier Smart Home Co Ltd 6,188
514 Hamilton Beach Brands Holding Co 10
51,400 Hang Zhou Great Star Industrial Co Ltd 211
5,846 Hanssem Co Ltd 163
13,063 (a) Harvia Oyj 617
59,326 Hasbro, Inc 3,648
207,372 (a) Haseko Corp 2,730
15,814 Hermes International 41,608
55,400 Hisense Home Appliances Group Co Ltd 227
267,000 (a) Hisense Kelon Electrical Holdings Co Ltd 896
466,000 (b),(e) HOSA International Ltd 1
36,465 Hugo Boss AG. 1,386
133,800 (a) Iida Group Holdings Co Ltd 2,041
75,375 Indo Count Industries Ltd 223
46,010 Japan Wool Textile Co Ltd 478
48,066 (a) JM AB 691
1,332,500 JNBY Design Ltd 2,541
225,000 Johnson Health Tech Co Ltd 1,351
2,698,500 (a),(c) JS Global Lifestyle Co Ltd 687
116,400 JVC KENWOOD Holdings, Inc 981
317,738 Kalyan Jewellers India Ltd 1,727
8,660 Kaufman & Broad S.A. 302
272,593 Kering 56,710
38,000 KMC Kuei Meng International, Inc 129
71,830 Kontoor Brands, Inc 4,606
73,551 KPR Mill Ltd 777
43,000 Lai Yih Footwear Co Ltd 454

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
23,002 (b) Landsea Homes Corp $ 148
114,152 Lennar Corp (Class A) 13,102
4,853 (a) Lennar Corp (Class B) 529
358 Levi Strauss & Co 6
692,591 LG Electronics, Inc 36,533
1,796,621 Li Ning Co Ltd 3,688
843 LPP S.A. 3,847
68,515 (b) Lululemon Athletica, Inc 19,394
463,457 LVMH Moet Hennessy Louis Vuitton S.A. 287,009
4,020 (b) M/I Homes, Inc 459
173,560 Makalot Industrial Co Ltd 1,611
1,290,984 Man Wah Holdings Ltd 747
6,442 (b),(e) Mariella Burani S.p.A. 0 ^
28,747 Marimekko Oyj 397
144,702 (b) Mattel, Inc 2,812
3,027,486 (c) Mavi Giyim Sanayi Ve Ticaret AS. 5,523
193,000 Merida Industry Co Ltd 885
2,111,112 Merry Electronics Co Ltd 7,757
174,300 Midea Group Co Ltd 1,888
247,800 (b) Midea Group Co Ltd 2,512
22,631 MIPS AB 869
42,300 Mizuno Corp 735
22,479 (b) Mohawk Industries, Inc 2,567
1,557,885 Moncler S.p.A 95,961
325,700 (b) MRV Engenharia e Participacoes S.A. 292
7,600 (a) Nagawa Co Ltd 305
19,486 (a),(c) Neinor Homes S.A. 286
71,678 (a) New Wave Group AB 714
132,448 Nien Made Enterprise Co Ltd 1,590
2,720,784 Nike, Inc (Class B) 172,715
240,000 (a) Nikon Corp 2,383
14,827 (b) NVR, Inc 107,413
1,056,009 (b) On Holding AG. 46,380
85,300 Onward Kashiyama Co Ltd 309
67,200 Open House Group Co Ltd 2,505
19,432 Oppein Home Group, Inc 167
126,391 Orient Electric Ltd 307
119,320 (c) OVS S.p.A 411
4,331 Page Industries Ltd 2,158
1,834,500 Panasonic Corp 21,885
5,626 Pandora A.S. 862
17,691 PDS Ltd 90
402,000 (b),(e) Peace Mark Holdings Ltd 1
2,995 Pearl Global Industries Ltd 46
1,607,355 (a),(b) Peloton Interactive, Inc 10,158
226,932 Persimmon plc 3,510
20,656 (b),(e) PIK Group (GDR) 0 ^
22,095 Polaris Industries, Inc 905
1,729,006 Pou Chen Corp 1,854
4,555,705 PRADA S.p.A 31,695
556,836 Pulte Homes, Inc 57,243
7,245 Puma AG. Rudolf Dassler Sport 177
50,297 Rajesh Exports Ltd 109
20,156 (b) Raymond Lifestyle Ltd 246
43,517 Relaxo Footwears Ltd 207
80,900 Rinnai Corp 1,869
9,500 Roland Corp 240
546,027 Ruentex Industries Ltd 981
16,656 Safari Industries India Ltd 384
50,013 (a) Salvatore Ferragamo S.p.A 338
228,624 Sangetsu Co Ltd 4,436
163,000 Sankyo Co Ltd 2,382

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
12,839 (a) Sanlorenzo S.p.A $ 401
11,893 SEB S.A. 1,125
546,600 Sega Sammy Holdings, Inc 10,554
23,000 Seiko Holdings Corp 640
1,898,400 Sekisui House Ltd 42,490
28,259 (b) SharkNinja Global SPV Ltd 2,357
226,700 (b) Sharp Corp 1,433
30,636 (b) Sheela Foam Ltd 254
652,738 Shenzhou International Group Holdings Ltd 4,908
58,799 Shimano, Inc 8,256
225,200 Sichuan Changhong Electric Co Ltd 319
2,470 (b) Skyline Champion Corp 234
1,037,504 Skyworth Group Ltd 378
16,151,930 Sony Corp 408,692
29,040 (a),(c) Spin Master Corp 486
8,000 Sports Gear Co Ltd 29
524,500 Stella International Holdings Ltd 1,167
431,031 Steven Madden Ltd 11,483
126,597 Sumitomo Forestry Co Ltd 3,817
1,034 Superior Uniform Group, Inc 11
116,844 Swan Energy Ltd 583
1,985 (a) Swatch Group AG. 342
312,558 Symphony Ltd 4,084
1,003,000 Tainan Spinning Co Ltd 408
214,000 Taiwan Paiho Ltd 410
113,000 Taiwan Sakura Corp 310
13,700 (a) Tama Home Co Ltd 331
25,600 Tamron Co Ltd 597
199,236 Tapestry, Inc 14,028
209,224 (b) Taylor Morrison Home Corp 12,562
21,555,623 Taylor Wimpey plc 30,285
821,000 TCL Electronics Holdings Ltd 995
418,594 (c) Technogym S.p.A 5,406
106,955 (a) Tempur Sealy International, Inc 6,404
86,626 (c) Thule Group AB 2,493
273,363 Titan Co Ltd 9,756
3,990 Token Corp 346
41,849 Toll Brothers, Inc 4,419
72,201 (a) Tomy Co Ltd 1,678
38,711 (b) TopBuild Corp 11,805
57,000 Topkey Corp 340
584,321 (b) Tri Pointe Homes, Inc 18,652
1,051,807 Trident Ltd 297
44,648 TTK Prestige Ltd 310
765,401 (b) Under Armour, Inc (Class C) 4,554
17,443 (a) Universal Entertainment Corp 124
195,079 Vaibhav Global Ltd 496
82,419 Vardhman Textiles Ltd 379
37,252 Vedant Fashions Ltd 337
323,152 Vestel Beyaz Esya Sanayi ve Ticaret AS 111
183,185 Vestel Elektronik Sanayi ve Ticaret AS. 236
52,655 (b) VIP Industries Ltd 172
3,168,000 (a) Viva Goods Company Ltd 187
100,900 Vivara Participacoes S.A. 352
74,700 Vulcabras Azaleia S.A. 207
30,113 Wacoal Holdings Corp 1,026
170,540 Welspun India Ltd 268
199,267 (a) Whirlpool Corp 17,960
49,893 Whirlpool of India Ltd 575
1,187,500 (a) Xtep International Holdings Ltd 775
3,128,500 (a) Yamaha Corp 24,278
36,637 (b) YETI Holdings, Inc 1,213

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
107,409 (a) YIT Oyj $ 258
52,200 Yonex Co Ltd 834
20,774 Youngone Corp 695
4,197 Youngone Holdings Co Ltd 256
4,410,000 Yue Yuen Industrial Holdings 7,085
14,713 Zhejiang Supor Co Ltd 118
38,500 Zojirushi Corp 386
TOTAL CONSUMER DURABLES & APPAREL 2,340,497
CONSUMER SERVICES - 2.3%
5,473,630 (b) Abu Dhabi National Hotels 817
341,809 (c) AcadeMedia AB 2,697
739,101 Accor S.A. 33,707
157,668 ADT, Inc 1,283
12,629 (a) Afya Ltd 226
181,404 (b) Airbnb, Inc 21,671
10,312 Alamar Foods 203
1,263,243 Alef Education Holding plc 365
441,300 Alsea SAB de C.V. 938
773,761 Amadeus IT Holding S.A. 59,257
109,000 Ambassador Hotel 165
2,371,323 Americana Restaurants International plc 1,375
67,715 AmRest Holdings SE 298
250,981 Aramark 8,664
6,545,321 Arcos Dorados Holdings, Inc 52,755
438,256 Aristocrat Leisure Ltd 17,724
21,387 Ataa Educational Co 411
116,600 (a),(b) Atom Corp 490
29,600 Atour Lifestyle Holdings Ltd (ADR) 839
90,903 (b) Auction Technology Group plc 682
43,111 (a),(b),(c) Basic-Fit NV 885
787,921 Berjaya Sports Toto BHD 250
451,710 Betsson AB 6,999
1,580 (a),(b) Biglari Holdings, Inc (B Shares) 342
4,080,900 Bloomberry Resorts Corp 208
54,901 Booking Holdings, Inc 252,924
624,268 Boyd Gaming Corp 41,096
45,652 (b) Bright Horizons Family Solutions, Inc 5,800
44,040 (b) Brinker International, Inc 6,564
332,000 Cafe de Coral Holdings Ltd 314
3,083,282 (b) Carnival Corp 60,216
554,655 (b) Carnival plc 9,699
31,928 (b) Cava Group, Inc 2,759
377,500 Central Plaza Hotel PCL 321
65,027 (b) Chalet Hotels Ltd 621
491,000 (c) China East Education Holdings Ltd 319
849,000 (a) China Education Group Holdings Ltd 261
1,836,000 China Travel International Inv HK 250
2,667,848 (b) Chipotle Mexican Grill, Inc (Class A) 133,953
29,795 Churchill Downs, Inc 3,309
16,603 Cie des Alpes 265
95,428 (a) Collins Foods Ltd 515
78,000 (a) Colowide Co Ltd 894
2,427,843 Compass Group plc 80,304
110,852 (a) Corporate Travel Management Ltd 970
106,800 Create Restaurants Holdings, Inc 932
157,490 Dalata Hotel Group plc 886
8,063 Darden Restaurants, Inc 1,675
2,265,740 (b),(c) Deliveroo plc 3,503
128,080 (b),(c) Delivery Hero SE 3,071
292,520 (b) Devyani International Ltd 508
1,217,500 DigiPlus Interactive Corp 768
60,644 (a) Domino's Pizza Enterprises Ltd 978

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
304,889 Domino's Pizza Group plc $ 1,117
2,369 Domino's Pizza, Inc 1,088
170,941 (b) DoorDash, Inc 31,243
22,244 DoubleUGames Co Ltd 756
31,018 Doutor Nichires Holdings Co Ltd 503
51,900 (a),(b) DPC Dash Ltd 657
556,578 (b) DraftKings, Inc 18,484
19,303 (b) Duolingo, Inc 5,994
46,741 (b) Dutch Bros, Inc 2,886
1,146,642 (b) Easy Trip Planners Ltd 156
83,800 (b) eDreams ODIGEO S.A. 652
157,036 EIH Ltd 646
65,960 (b) El Pollo Loco Holdings, Inc 679
1,071,198 (b),(c) Elior Group S.A. 2,944
826,963 Entain plc 6,248
300,420 (b) Everi Holdings, Inc 4,107
142,522 (c) Evolution AB 10,619
357,509 Expedia Group, Inc 60,097
6,457 (b) Fattal Holdings 1998 Ltd 846
605,000 (a),(b) Fenbi Ltd 194
162,390 (a) Flight Centre Travel Group Ltd 1,416
94,912 (b) Flutter Entertainment plc 21,028
236,450 (b) Flutter Entertainment plc 52,418
95,393 Food & Life Cos Ltd 2,852
68,000 Formosa International Hotels Corp 424
273,832 (b) Frontdoor, Inc 10,521
1,149,000 (a) Fu Shou Yuan International Group Ltd 556
18,499 Fuji Kyuko Co Ltd 278
6,200 Fujita Kanko, Inc 404
2,097,251 G8 Education Ltd 1,703
1,701,608 Galaxy Entertainment Group Ltd 6,650
46,400 (a),(b) GENDA,Inc 417
1,742,597 Genting BHD 1,281
1,507,600 Genting Malaysia BHD 567
4,696,112 Genting Singapore Ltd 2,606
71,000 Gourmet Master Co Ltd 195
12,253 (b) Grand Canyon Education, Inc 2,120
28,765 Grand Korea Leisure Co Ltd 210
236,868 Greggs plc 5,347
13,897 (b) Guzman y Gomez Ltd 282
58,032 H&R Block, Inc 3,187
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 238
1,365,776 (c) Haidilao International Holding Ltd 3,080
10,172 Hana Tour Service, Inc 376
17,747 Hanjin Kal Corp 982
284,889 (a) Heiwa Corp 4,469
35,835 Herfy Food Services Co 202
19,537 Hiday Hidaka Corp 360
535,010 Hilton Worldwide Holdings, Inc 121,742
42,628 (a) HIS Co Ltd 408
149,434 Hollywood Bowl Group plc 522
233,000 Huangshan Tourism Development Co Ltd 175
979,229 Huazhu Group Ltd (ADR) 36,241
361,713 Humansoft Holding Co KSC 3,090
3,262 Hyatt Hotels Corp 400
59,500 Ichibanya Co Ltd 368
228,308 IDP Education Ltd 1,353
40,881 (b) IFA Hotels & Resorts-KPSC 237
16,900 Imperial Hotel Ltd 101
670,575 Indian Hotels Co Ltd 6,145
92,077 InterContinental Hotels Group plc 9,914
673,387 International Game Technology plc 10,949

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
249,085 (b) Intralot S.A.-Integrated Lottery Systems & Services $ 281
641,319 (b) ITC Hotels Ltd 1,482
89,931 (b) Jahez International Co 719
724,000 (a),(c) Jiumaojiu International Holdings Ltd 268
347,823 Jollibee Foods Corp 1,459
281,711 Jubilant Foodworks Ltd 2,181
44,505 Jumbo Interactive Ltd 295
34,833 (b) Juniper Hotels Ltd 102
216,305 (b),(c) Just Eat Takeaway.com NV 4,568
116,411 (b) Kangwon Land, Inc 1,324
38,000 KOMEDA Holdings Co Ltd 728
41,094 (a) Koshidaka Holdings Co Ltd 292
17,804 (a) Kura Sushi, Inc 376
51,766 (a) Kyoritsu Maintenance Co Ltd 1,081
6,992 (c) La Francaise des Jeux SAEM 220
2,783,371 Las Vegas Sands Corp 107,522
574,677 (b) Laureate Education, Inc 11,752
22,218 Leejam Sports Co JSC 892
279,607 (b),(c) Lemon Tree Hotels Ltd 418
504,517 (b) Life Time Group Holdings, Inc 15,236
27,370 (b) Light & Wonder, Inc 2,371
24,005 (b) Lindblad Expeditions Holdings, Inc 223
1,731,074 Lottery Corp Ltd 5,179
147,402 Lottomatica Group Spa 2,976
147,000 Lung Yen Life Service Corp 334
68,987 (b) Mahindra Holidays & Resorts India Ltd 229
86,920 Marriott International, Inc (Class A) 20,704
9,700 Matsuyafoods Holdings Co Ltd 385
941,731 McDonald's Corp 294,169
134,800 (a) McDonald's Holdings Co Japan Ltd 5,143
187,151 Me Group International plc 468
5,061,433 (b),(c) Meituan 101,849
4,224,530 (b) Melco Crown Entertainment Ltd (ADR) 22,263
537,817 (a),(b) Melco International Development 263
195,000 (a),(b) Metaplanet, Inc 551
15,633 (b) MGM Resorts International 463
2,620,000 Minor International PCL 2,041
243,834 (b) Mitchells & Butlers plc 670
222,400 MK Restaurants Group PCL 123
25,002 (a) Monogatari Corp 566
22,000 (a) MOS Food Services, Inc 538
18,120 MTY Food Group, Inc 517
16,136 National Co for Learning & Education 687
152,081 (a),(b) Nerdy, Inc 216
1,146,140 New Oriental Education & Technology Group, Inc 5,452
61,234 NIIT Learning Systems Ltd 296
259,300 Ohsho Food Service Corp 5,574
205,000 OneSpaWorld Holdings Ltd 3,442
145,169 OPAP S.A. 2,884
1,203,745 Oriental Land Co Ltd 23,739
41,856 Paradise Co Ltd 312
41,141 Pearson plc 651
125,019 (a),(b) Pierre & Vacances 195
36,201 (b) Planet Fitness, Inc 3,497
215,522 (b) Playtech PLC 1,940
11,836 (a) Pollard Banknote Ltd 163
224,300 (b) Potbelly Corp 2,133
141,000 Resorttrust, Inc 1,377
276,062 (b) Restaurant Brands Asia Ltd 194
607 (a) Restaurant Brands International, Inc 40
236,947 Restaurant Brands International, Inc 15,795
174,983 Round One Corp 1,151

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
209,972 Royal Caribbean Cruises Ltd $ 43,137
25,700 (a) Royal Holdings Co Ltd 438
1,326,720 (b) Rush Street Interactive, Inc 14,222
26,800 (a) Saizeriya Co Ltd 769
15,316,367 (b) Sands China Ltd 30,726
124,815 (b) Sapphire Foods India Ltd 429
885,036 (c) Scandic Hotels Group AB 6,560
136,748 (b) Seera Group Holding 891
59,857 Service Corp International 4,801
203,065 (b) Shake Shack, Inc 17,904
192,900 SISB PCL 92
2,532,000 (a),(b) SJM Holdings Ltd 782
37,419 (a) SkiStar AB 608
198,082 Skylark Holdings Co Ltd 3,969
246,300 Smartfit Escola de Ginastica e Danca S.A. 881
137,885 Sodexho Alliance S.A. 8,856
446,418 Sol Melia S.A. 3,075
686,331 SSP Group PLC 1,338
3,705,542 Starbucks Corp 363,477
158,118 Strategic Education, Inc 13,276
321,128 Super Group SGHC Ltd 2,068
1,909,000 (b) Super Hi International Holding Ltd 4,319
163,253 Taaleem Holdings PJSC 160
58,183 TAB Gida Sanayi Ve Ticaret AS. 256
1,792,516 TABCORP Holdings Ltd 665
318,283 (b) TAL Education Group (ADR) 4,205
5,449 (b) Tbo Tek Ltd 76
41,099 Texas Roadhouse, Inc (Class A) 6,848
100,588 Thomas Cook India Ltd 157
1,085,000 Tianli Education International Holdings Ltd 528
13,385 Tokyotokeiba Co Ltd 392
1,001,620 Tongcheng Travel Holdings Ltd 2,693
41,759 (a) Toridoll Holdings Corp 1,132
369,027 (b),(c) Trainline plc 1,309
99,300 Travel & Leisure Co 4,597
794,219 Travelsky Technology Ltd 1,179
1,312,800 Trip.com Group Ltd 83,450
1,391,876 (b) TUI AG. 9,602
321,860 (b) Webjet Ltd 925
320,390 Wendy's Co 4,687
51,621 (b) Westlife Foodworld Ltd 422
77,692 Wetherspoon (J.D.) plc 559
265,513 Whitbread plc 8,458
93,233 Wingstop, Inc 21,031
7,954 Wonderla Holidays Ltd 61
83,075 Wowprime Corp 566
230,605 Wyndham Hotels & Resorts, Inc 20,872
43,716,200 (a) Wynn Macau Ltd 31,325
285,858 Wynn Resorts Ltd 23,869
53,419 (a) Yoshinoya D&C Co Ltd 1,075
25,094 (a) Young & Co's Brewery plc 241
297,227 Yum China Holdings, Inc 15,474
19,292 Yum! Brands, Inc 3,036
75,100 Zensho Co Ltd 4,050
5,593,295 (b) Zomato Ltd 13,139
TOTAL CONSUMER SERVICES 2,765,272
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
1,882,645 Abdullah Al Othaim Markets Co 4,909
416,200 Aeon Co Ltd 10,438
27,600 Aeon Hokkaido Corp 157
22,483 Ain Holdings, Inc 758
76,556 Al Meera Consumer Goods Co QSC 317

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
89,620 Albertsons Cos, Inc $ 1,971
27,877 Al-Dawaa Medical Services Co 613
4,393,829 (a),(b) Alibaba Health Information Technology Ltd 2,673
1,765,262 Alimentation Couche-Tard, Inc 87,058
12,220,484 Almacenes Exito S.A. 20,344
17,203 Almunajem Foods Co 397
32,879 (a) Arcs Co Ltd 638
3,160,097 Atacadao S.A. 4,015
128,569 (b),(c) Avenue Supermarts Ltd 6,131
93,945 (a) Axfood AB 2,110
76,620 Axial Retailing, Inc 494
8,300 Belc Co Ltd 377
551,600 Berli Jucker PCL 370
8,007 BGF retail Co Ltd 596
256,829 Bid Corp Ltd 6,156
1,974,767 BIM Birlesik Magazalar AS 23,847
256,564 BinDawood Holding Co 435
254,756 (b) BJ's Wholesale Club Holdings, Inc 29,068
26,065 (a),(b) Boxer Retail Ltd 100
37,216 Carrefour S.A. 532
15,854 Casey's General Stores, Inc 6,881
1,011,853 Cencosud S.A. 3,090
96,670 (b) Chefs' Warehouse, Inc 5,265
333,400 (b),(e) Chongqing Hongjiu Fruit Co Ltd 19
30,099,494 (b) Cia Brasileira de Distribuicao 16,299
183,023 Clicks Group Ltd 3,381
1,037,197 Coles Group Ltd 12,696
188,447 Colruyt S.A. 7,743
31,500 Cosmos Pharmaceutical Corp 1,578
787,573 Costco Wholesale Corp 744,871
4,405,016 CP ALL plc 6,444
1,414,827 CP AXTRA PCL 1,091
20,900 Create SD Holdings Co Ltd 406
6,418 Daikokutenbussan Co Ltd 283
301,800 DFI Retail Group Holdings Ltd 720
37,104 (b),(c) Dino Polska S.A. 4,331
406,498 (c) Dis-Chem Pharmacies Ltd 672
10,820 (b) Distribuidora Internacional de Alimentacion S.A. 250
15,090 Dollar General Corp 1,327
14,014 (b) Dollar Tree, Inc 1,052
30,720 Dongsuh Cos, Inc 557
377,500 (a),(b),(c) East Buy Holding Ltd 620
16,741 E-MART, Inc 926
102,191 Empire Co Ltd 3,426
1,973,137 Endeavour Group Ltd 4,772
27,700 (a) Fuji Co Ltd 402
13,400 Genky DrugStores Co Ltd 254
45,446 George Weston Ltd 7,748
184,627 GrainCorp Ltd-A 788
76,734 Great Tree Pharmacy Co Ltd 370
41,008 (b) Grocery Outlet Holding Corp 573
203,500 (a) Grupo Comercial Chedraui S.a. DE C.V. 1,148
421,200 Grupo Mateus S.A. 500
37,339 GS Retail Co Ltd 363
467,986 (b) Guardian Pharmacy Services, Inc 9,949
6,100 Halows Co Ltd 174
71,125 Hankyu Department Stores, Inc 1,080
21,858 Heiwado Co Ltd 371
133,475 (b) HelloFresh SE 1,130
2,770 Itochu-Shokuhin Co Ltd 140
121,311 J Sainsbury plc 370
884,600 (b),(c) JD Health International, Inc 3,777

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
1,809,188 Jeronimo Martins SGPS S.A. $ 38,343
16,723 Kato Sangyo Co Ltd 552
18,741 Kesko Oyj (B Shares) 383
116,600 Kobe Bussan Co Ltd 2,715
64,072 Koninklijke Ahold Delhaize NV 2,393
49,952 Kroger Co 3,381
36,302 Kusuri no Aoki Holdings Co Ltd 822
223,400 (a) La Comer SAB de C.V. 368
35,192 Life Corp 455
116,325 Loblaw Cos Ltd 16,301
5,635 M Yochananof & Sons Ltd 358
71,541 (b) Maplebear, Inc 2,854
140,734 Marks & Spencer Group plc 650
23,973 (a) MARR S.p.A. 253
478,400 Matsumotokiyoshi Holdings Co Ltd 7,484
41,800 Maxvalu Tokai Co Ltd 839
40,870 (b) Medplus Health Services Ltd 362
838,310 Metcash Ltd 1,666
87,008 (b) METRO AG. 501
162,123 Metro, Inc 11,274
5,014,800 Midi Utama Indonesia Tbk PT 103
73,969 Migros Ticaret AS 965
30,036 Nahdi Medical Co 921
40,805 North West Co, Inc 1,442
467,311 (b) Ocado Group plc 1,711
883,144 (a) Olam Group Ltd 647
525,485 (b) Performance Food Group Co 41,319
495,663 (a),(b) Pick'n Pay Stores Ltd 742
531,200 (a),(c) Ping An Healthcare and Technology Co Ltd 477
439,195 President Chain Store Corp 3,327
1,036,400 Puregold Price Club, Inc 509
951,324 Raia Drogasil S.A. 3,176
7,251 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 520
12,111 (b),(c) Redcare Pharmacy NV 1,568
256,950 Robinsons Retail Holdings, Inc 169
42,841 Ryoshoku Ltd 1,408
35,000 San-A Co Ltd 736
17,145,116 Sendas Distribuidora S.A. 22,654
4,197,007 Seven & I Holdings Co Ltd 60,776
1,752,510 Sheng Siong Group Ltd 2,135
393,580 Shoprite Holdings Ltd 5,870
168,445 Shufersal Ltd 1,596
197,600 (a),(b) Sipai Health Technology Co Ltd 128
11,072 Sligro Food Group NV 126
2,263,019 SMU S.A. 419
244,733 Sok Marketler Ticaret AS. 236
3,699,565 Sonae SPGS S.A. 4,248
165,957 (a),(b) SPAR Group Ltd 1,070
606,790 Spinneys 1961 Holding plc 254
86,400 (b) Sprouts Farmers Market, Inc 13,188
83,388 Sugi Pharmacy Co Ltd 1,563
14,855,900 Sumber Alfaria Trijaya Tbk PT 1,839
2,054,500 Sun Art Retail Group Ltd 508
57,700 Sundrug Co Ltd 1,617
33,707 Sysco Corp 2,529
31,610 Target Corp 3,299
24,703,643 Tesco plc 106,282
32,800 (a),(b) Trial Holdings, Inc 477
31,000 Tsuruha Holdings, Inc 1,925
420,128 (b) United Natural Foods, Inc 11,507
59,250 United Super Markets Holdings, Inc 326
110,670 (b) US Foods Holding Corp 7,244

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
30,994 Valor Co Ltd $ 495
155,917 Walgreens Boots Alliance, Inc 1,742
4,072,633 (a) Wal-Mart de Mexico SAB de C.V. 11,216
9,539,473 Walmart, Inc 837,470
79,100 Welcia Holdings Co Ltd 1,142
945,342 Woolworths Ltd 17,552
19,400 Yaoko Co Ltd 1,191
40,830 Yifeng Pharmacy Chain Co Ltd 140
468,500 Yonghui Superstores Co Ltd 308
220,784 (b) Zabka Group S.A. 1,179
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,338,286
ENERGY - 4.1%
11,673,661 Adaro Energy Indonesia Tbk PT 1,297
282,095 Ades Holding Co 1,223
2,662,196 ADNOC Drilling Co PJSC 3,725
142,428 (a),(b) Advantage Energy Ltd 1,073
111,057 Aegis Logistics Ltd 1,042
341,817 (a) Africa Oil Corp 489
283,553 Aker BP ASA 6,723
1,268,794 Aker Solutions ASA 4,078
7,772,100 AKR Corporindo Tbk PT 514
205,477 Ampol Ltd 3,023
190,272 Antero Midstream Corp 3,425
36,627 (b) Antero Resources Corp 1,481
254,788 APA Corp 5,356
497,743 ARC Resources Ltd 10,006
405,708 Archrock, Inc 10,646
444,333 (b) Athabasca Oil Corp 1,723
576,836 (a) Atlas Energy Solutions, Inc 10,291
1,626,794 Baker Hughes Co 71,498
1,120,500 Bangchak Corp PCL 1,262
6,647,200 Banpu PCL (Foreign) 811
614,905 (a) Baytex Energy Corp 1,363
1,244,923 Beach Petroleum Ltd 1,126
1,267,522 Bharat Petroleum Corp Ltd 4,105
248,873 Birchcliff Energy Ltd 1,155
20,440 (b) BLUENORD ASA 1,238
354,535 (b) Boss Energy Ltd 562
18,869,382 BP plc 105,885
282,352 Brava Energia 1,143
4,650,000 (b),(e) Brightoil Petroleum Holdings Ltd 6
20,938 (b) Bristow Group, Inc 661
2,542,000 Bumi Armada Bhd 316
50,372,300 (b) Bumi Resources Minerals Tbk PT 1,011
83,781 (c) BW LPG Ltd 912
69,135 BW Offshore Ltd 192
512,282 Cabot Oil & Gas Corp 14,805
125,491 California Resources Corp 5,518
252,817 (a) Cameco Corp 10,406
364,283 Cameco Corp 14,996
1,766,678 Canadian Natural Resources Ltd 54,361
106,618 (a) Cardinal Energy Ltd 479
1,148,285 Cenovus Energy, Inc (Toronto) 15,959
183,331 CES Energy Solutions Corp 943
2,145,000 (a) CGN Mining Co Ltd 384
291,887 ChampionX Corp 8,698
263,136 Cheniere Energy, Inc 60,890
35,868 Chennai Petroleum Corp Ltd 257
176,963 Chesapeake Energy Corp 19,700
2,440,822 Chevron Corp 408,325
1,932,000 China Coal Energy Co 1,972
643,900 China Merchants Energy Shipping Co Ltd 579

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
2,147,122 China Oilfield Services Ltd $ 1,776
364,376 China Shenhua Energy Co Ltd - A 1,928
2,756,455 China Shenhua Energy Co Ltd - H 11,182
1,262,000 (a) China Shipping Development Co Ltd 1,022
120,867 Chord Energy Corp 13,624
52,942 Civitas Resources, Inc 1,847
683,900 CNOOC Energy Technology & Services Ltd 379
130,000 (b) CNX Resources Corp 4,092
1,559,531 Coal India Ltd 7,230
118 (b),(e),(f) Cobalt International Energy, Inc 0 ^
1,819,076 ConocoPhillips 191,039
19,649 Cool Co Ltd 108
812,900 Cosan SA Industria e Comercio 1,053
259,893 COSCO SHIPPING Energy Transportation Co Ltd 402
49,358 (a) Cosmo Energy Holdings Co Ltd 2,123
404,061 Crescent Energy Co 4,542
346,000 (a) Dalipal Holdings Ltd 396
41,843 d'Amico International Shipping S.A. 152
4,524,778 Dana Gas PJSC 968
217,000 Dayang Enterprise Holdings BHD 96
808,835 (a),(b) Deep Yellow Ltd 545
7,824 Delek Group Ltd 1,216
140,033 Delek US Holdings, Inc 2,110
786,364 (b) Denison Mines Corp 1,027
436,348 Devon Energy Corp 16,319
3,022,000 Dialog Group Bhd 1,052
401,511 Diamondback Energy, Inc 64,194
41,952 Diversified Energy Co plc 569
378,915 DNO International ASA 502
117,540 (b) DOF Group ASA 1,046
54,983 DT Midstream, Inc 5,305
277,633 (b) Empire Energy Group Ltd 31
1,822,495 Enbridge, Inc 80,661
2,304,401 ENEOS Holdings, Inc 12,153
108,775 Enerflex Ltd 841
134,216 (a) Energean plc 1,518
1,168,600 (b),(e) Energy Earth PCL 0 ^
162,668 (a),(b) Energy Fuels, Inc 602
1 Energy Transfer LP 0 ^
2,064,325 (a) ENI S.p.A. 31,928
995,270 EOG Resources, Inc 127,633
640,417 EQT Corp 34,217
1,690,465 Equinor ASA 44,643
22,393 (b) Equital Ltd 796
11,245 Esso SA Francaise 1,769
52,644 Etablissements Maurel et Prom 275
1,325 Excelerate Energy, Inc 38
153,820 (a) Exxaro Resources Ltd 1,246
7,603,688 Exxon Mobil Corp 904,307
28,558 FLEX LNG Ltd 660
97,018 (a) Freehold Royalties Ltd 859
18,710 (a) Frontera Energy Corp 87
126,658 Frontline plc 1,862
238,670 FutureFuel Corp 931
417,588 Galp Energia SGPS S.A. 7,316
30,157 Gaztransport Et Technigaz S.A. 4,573
144,062 (a) Gibson Energy, Inc 2,234
203,156 Golar LNG Ltd 7,718
624,493 (a) Granite Ridge Resources, Inc 3,797
74,171 Great Eastern Shipping Co Ltd 804
729,586 Guanghui Energy Co Ltd 612
42,506 Gujarat Mineral Development Corp Ltd 131

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
906,027 Gulf International Services QSC $ 765
38,317 (b) Gulfport Energy Operating Corp 7,056
244,709 Hafnia Ltd 1,009
229,570 Halliburton Co 5,824
503,584 Harbour Energy plc 1,369
1,609,500 (b) Harum Energy Tbk PT 68
33,647 HD Hyundai Co Ltd 1,664
200,049 (a) Headwater Exploration, Inc 897
87,397 Hellenic Petroleum S.A. 723
313,915 Hess Corp 50,142
273,471 HF Sinclair Corp 8,992
774,987 Hindustan Petroleum Corp Ltd 3,244
647,012 Hunting plc 2,539
761,120 Idemitsu Kosan Co Ltd 5,384
149,904 Imperial Oil Ltd 10,828
2,399,557 Indian Oil Corp Ltd 3,557
1,595,100 Indika Energy Tbk PT 113
978,000 Indo Tambangraya Megah Tbk PT 1,355
172,200 Inner Mongolia Dian Tou Energy Corp Ltd 457
990,500 Inner Mongolia Yitai Coal Co 2,158
259,391 (b) Innovex International, Inc 4,659
745,000 Inpex Holdings, Inc 10,334
67,146 (b) International Petroleum Corp 999
156,285 International Seaways, Inc 5,189
9,554,786 IRPC PCL (Foreign) 257
45,250 Itochu Enex Co Ltd 485
161,488 Iwatani International Corp 1,621
95,685 Japan Petroleum Exploration Co 745
653,400 (a) Karoon Energy Ltd 650
144,305 (b) Kelt Exploration Ltd 682
191,004 Keyera Corp 5,937
1,372,048 Kinder Morgan, Inc 39,145
2,352,000 (a) Kinetic Development Group Ltd 346
5,405 Kinetik Holdings, Inc 281
51,833 Koninklijke Vopak NV 2,252
235,633 Marathon Petroleum Corp 34,329
377,639 Matador Resources Co 19,294
55,262 (a),(b) Mattr Corp 393
5,448,300 Medco Energi Internasional Tbk PT 337
173,025 (a) MEG Energy Corp 3,034
19,300 Mitsuuroko Co Ltd 232
71,430 (a) Modec, Inc 1,983
418,850 MOL Hungarian Oil & Gas plc 3,303
59,323 Motor Oil Hellas Corinth Refineries S.A. 1,422
77,870 Murphy Oil Corp 2,212
379,721 (a) Neste Oil Oyj 3,512
44,961 (a) New Fortress Energy, Inc 374
448,101 (a) New Hope Corp Ltd 1,043
466,255 (a),(b) NexGen Energy Ltd 2,090
133,357 (b) NextDecade Corp 1,038
412,885 NMDC Energy 293
435,496 (a) Noble Corp plc 10,321
708,486 (a) Nordic American Tankers Ltd 1,743
25,050 (a) North American Construction Group Ltd 395
623,354 (a) Northern Oil and Gas, Inc 18,844
1,501,095 NOV, Inc 22,847
137,225 (b) NuVista Energy Ltd 1,297
470,585 Occidental Petroleum Corp 23,228
82,021 Odfjell Drilling Ltd 456
332,107 Oil India Ltd 1,498
1,990,240 Oil Refineries Ltd 473
120,132 OMV AG. 6,186

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
413,666 ONEOK, Inc $ 41,044
358,238 Ovintiv, Inc 15,333
397,359 (a),(b) Paladin Resources Ltd 1,287
107,370 (b) Par Pacific Holdings, Inc 1,531
69,473 (a) Paramount Resources Ltd (Class A) 900
68,911 Paratus Energy Services Ltd 251
84,230 Parex Resources, Inc 785
103,860 (a) Parkland Corp 2,600
66,493 Pason Systems, Inc 608
443,800 Patterson-UTI Energy, Inc 3,648
8,001 Paz Oil Co Ltd 1,059
263,086 PBF Energy, Inc 5,022
100,740 Peabody Energy Corp 1,365
485,883 Pembina Pipeline Corp 19,435
4,199,725 Permian Resources Corp 58,166
3,064,300 (b) Petro Rio S.A. 21,372
3,111,795 Petroleo Brasileiro S.A. 22,260
3,742,727 Petroleo Brasileiro S.A. (Preference) 24,372
253,780 Petronas Dagangan BHD 1,047
651,449 Petronet LNG Ltd 2,231
124,500 Petroreconcavo S.A. 360
515,500 (a) PetroTal Corp 244
167,209 (a) Peyto Exploration & Development Corp 2,118
291,190 Phillips 66 35,956
507,833 Polski Koncern Naftowy Orlen S.A. 8,945
100,100 (b),(e) Poseidon Concepts Corp 1
187,552 (a) PrairieSky Royalty Ltd 3,382
10,446 (b) Precision Drilling Corp 486
961,500 Prima Marine PCL 186
102,302,800 (b) PT Bumi Resources Tbk 572
3,852,900 PT Tambang Batubara Bukit Asam Tbk 586
1,163,606 PT United Tractors Tbk 1,650
1,401,348 PTT Exploration & Production PCL 4,827
8,981,009 PTT PCL 8,482
540,268 Qatar Fuel QSC 2,204
2,334,560 Qatar Gas Transport Co Ltd 2,991
29,934 Range Resources Corp 1,195
11,850 Ranger Energy Services, Inc 168
18,907,161 Reliance Industries Ltd 281,099
1,056,839 Repsol YPF S.A. 14,032
1,118,902 Saipem S.p.A 2,596
45,752 San-Ai Oil Co Ltd 527
177,049 SandRidge Energy, Inc 2,022
2,742,352 Santos Ltd 11,492
11,699,252 (c) Saudi Arabian Oil Co 83,343
119,136 SBM Offshore NV 2,539
733,154 Schlumberger Ltd 30,646
6,768 Schoeller-Bleckmann Oilfield Equipment AG. 260
91,235 (b) Seadrill Ltd 2,281
173,741 Secure Waste Infrastructure Corp 1,893
3,657,800 Semirara Mining & Power Corp 2,253
258,610 Serica Energy plc 448
50 (b),(e) Serval Integrated Energy Services 0 ^
579,138 Shaanxi Coal Industry Co Ltd 1,583
292,086 Shanxi Lu'an Environmental Energy Development Co Ltd 485
509,499 Shanxi Xishan Coal & Electricity Power Co Ltd 483
15,215,690 Shell plc 553,855
929,093 Shell plc (ADR) 68,084
5,878,000 Sinopec Kantons Holdings Ltd 3,233
408,201 Sitio Royalties Corp 8,111
7,350 SK Discovery Co Ltd 192
2,171 SK Gas Ltd 365

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
52,903 (b) SK Innovation Co Ltd $ 4,070
40,479 S-Oil Corp 1,546
180,860 (a) South Bow Corp 4,620
1,735,500 Star Petroleum Refining PCL 278
195,780 Subsea 7 S.A. 3,130
1,677,491 Suncor Energy, Inc 64,952
463,079 (a) Tamarack Valley Energy Ltd 1,406
50,829,967 (b) Tamboran Resources Ltd 5,412
151,049 Targa Resources Corp 30,281
868,448 (a) TC Energy Corp 41,013
1,609,239 Technip Energies NV 52,505
524,837 TechnipFMC plc 16,632
39,579 (b) Tecnicas Reunidas S.A. 685
365,163 Tenaris S.A. 7,146
6,957 (a) TerraVest Industries, Inc 687
7,968 (a) Texas Pacific Land Corp 10,558
170,581 TGS Nopec Geophysical Co ASA 1,618
1,543,072 Thai Oil PCL 1,118
122,193 Thungela Resources Ltd 674
84,265 Topaz Energy Corp 1,419
51,498 (a) TORM plc 843
2,709,697 Total S.A. 174,594
296,845 (a) Tourmaline Oil Corp 14,316
161,403 (a) Trican Well Service Ltd 523
823,595 Turkiye Petrol Rafinerileri AS 2,995
571,361 Ultrapar Participacoes S.A. 1,713
6,476,000 United Energy Group Ltd 351
102,151 Vaalco Energy, Inc 384
1,305,972 Valero Energy Corp 172,480
135,961 (a),(b) Vallourec S.A. 2,560
15,626 (a) VERBIO Vereinigte BioEnergie AG. 148
528,069 (a) Veren, Inc 3,493
136,983 (a) Vermilion Energy, Inc 1,109
70,858 Viper Energy Partners LP 3,199
110,130 (a) Vitesse Energy, Inc 2,708
964,517 (c) Viva Energy Group Ltd 1,037
82,100 Weatherford International plc 4,396
504,888 (a) Whitecap Resources, Inc 3,249
721,735 Whitehaven Coal Ltd 2,483
856,581 Williams Cos, Inc 51,189
1,603,065 Woodside Energy Group Ltd 23,289
73,150 World Fuel Services Corp 2,075
342,770 (a) Yancoal Australia Ltd 1,087
109,533 Yantai Jereh Oilfield Services Group Co Ltd 549
2,769,502 (a) Yanzhou Coal Mining Co Ltd 2,875
334,288 Yanzhou Coal Mining Co Ltd (Class A) 615
190,337 (b),(c) Yellow Cake plc 1,036
1,123,560 Yinson Holdings BHD 557
TOTAL ENERGY 4,929,716
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
2,320,059 (a) Abacus Property Group 1,584
2,323,695 Abacus Storage King 1,714
843 Activia Properties, Inc 1,910
2,381 Advance Residence Investment Corp 2,270
60,408 (a) Aedifica S.A. 4,079
1,370 AEON REIT Investment Corp 1,132
133,656 Agree Realty Corp 10,317
479,822 AIMS AMP Capital Industrial REIT 454
132,094 Al Rajhi REIT 292
418,064 Alexander & Baldwin, Inc 7,203
283,475 Alexandria Real Estate Equities, Inc 26,224
59,217 Allied Properties Real Estate Investment Trust 674

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
92,088 Alpine Income Property Trust, Inc $ 1,540
4,414 Altarea SCA 478
390,958 American Assets Trust, Inc 7,874
34,600 American Healthcare REIT, Inc 1,048
938,769 American Homes 4 Rent 35,495
1,144,599 American Tower Corp 249,065
364,199 Americold Realty Trust, Inc 7,816
28,243 Apartment Investment and Management Co 249
660,079 Apple Hospitality REIT, Inc 8,522
805,200 AREIT, Inc 556
356,472 Arena REIT 772
355,072 Armada Hoffler Properties, Inc 2,667
54,318 Artis Real Estate Investment Trust 291
3,075,778 Ascendas REIT 6,077
2,651,907 Assura plc 1,591
253,775 AvalonBay Communities, Inc 54,465
1,297,996 Axis Real Estate Investment Trust 527
255,066 Big Yellow Group plc 3,079
190,258 Boardwalk REIT 8,871
16,714 Boston Properties, Inc 1,123
4,336,223 British Land Co plc 20,761
262,187 Brixmor Property Group, Inc 6,961
195,900 Broadstone Net Lease, Inc 3,338
232,280 (c) Brookfield India Real Estate Trust 787
29,199 BSR Real Estate Investment Trust 380
494,441 Bunnings Warehouse Property Trust 1,071
392,966 Camden Property Trust 48,060
30,200 Canadian Apartment Properties REIT 905
2,349,961 (a) CapitaLand Ascott Trust 1,516
4,219,161 CapitaMall Trust 6,556
1,047,787 (a) CapitaRetail China Trust 547
27,091 CareTrust REIT, Inc 774
152,211 Carmila S.A. 2,880
802,868 (a) CDL Hospitality Trusts 488
572,340 Centuria Capital Group 574
465,100 Centuria Industrial REIT 840
325,189 Centuria Office REIT 229
409,191 Charter Hall Group 4,169
562,877 Charter Hall Long Wale REIT 1,307
286,479 Charter Hall Social Infrastructure REIT 489
42,737 Chatham Lodging Trust 305
147,568 Choice Properties Real Estate Investment Trust 1,431
34,226 Cofinimmo 2,258
613 Comforia Residential REIT, Inc 1,079
350,841 Community Healthcare Trust, Inc 6,371
1,036,714 Concentradora Fibra Danhos S.A. de C.V. 1,133
527,609 Corporate Office Properties Trust 14,388
70,256 Cousins Properties, Inc 2,073
496 CRE Logistics REIT, Inc 481
52,342 Crombie REIT 518
239,300 Cromwell European Real Estate Investment Trust 388
1,316,575 Cromwell Group 305
521,298 Crown Castle, Inc 54,335
47,768 CT Real Estate Investment Trust 482
66,932 (a) CTO Realty Growth, Inc 1,292
88,469 CubeSmart 3,779
2,262 Daiwa House REIT Investment Corp 3,574
450 Daiwa Office Investment Corp 885
1,752 Daiwa Securities Living Investments Corp 1,038
286,424 Derwent London plc 6,830
256,478 Dexus Industria REIT 415
927,021 Dexus Property Group 4,122

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
236,800 DiamondRock Hospitality Co $ 1,828
726,800 Digital Core REIT Management Pte Ltd 384
182,043 Digital Realty Trust, Inc 26,085
119,024 Dream Industrial Real Estate Investment Trust 935
437,000 (b),(e) Eagle Hospitality Trust 4
429,280 Easterly Government Properties, Inc 4,550
202,243 EastGroup Properties, Inc 35,625
685,737 Embassy Office Parks REIT 2,927
1,745,119 Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 595
566,853 Empiric Student Property plc 625
59,670 Equinix, Inc 48,652
664,877 Equites Property Fund Ltd 512
589,958 Equity Lifestyle Properties, Inc 39,350
69,440 Equity Residential 4,971
115,908 ESR Kendall Square REIT Co Ltd 371
5,348,962 ESR-LOGOS REIT 951
133,879 Essential Properties Realty Trust, Inc 4,370
11,836 (a) Essex Property Trust, Inc 3,629
39,279 Eurocommercial Properties NV 1,066
202,830 Extra Space Storage, Inc 30,118
933,805 Far East Hospitality Trust 393
11,830 Federal Realty Investment Trust 1,157
2,390,001 (c) FIBRA Macquarie Mexico 3,536
2,188,997 Fibra Uno Administracion S.A. de C.V. 2,558
108,069 First Capital Real Estate Investment Trust 1,238
183,446 First Industrial Realty Trust, Inc 9,899
1,468,000 Fortune Real Estate Investment Trust 771
125,803 Franklin Street Properties Corp 224
1,135,977 (a) Frasers Centrepoint Trust 1,839
690,600 (a) Frasers Hospitality Trust 306
2,488,945 Frasers Logistics & Commercial Trust 1,690
2,214 Frontier Real Estate Investment Corp 1,167
689 Fukuoka REIT Corp 682
236,034 Gaming and Leisure Properties, Inc 12,014
71,271 Gecina S.A. 6,688
205,610 Global Net Lease, Inc 1,653
1,705 Global One Real Estate Investment Corp 1,298
4,077 GLP J-Reit 3,280
1,251,182 Goodman Group 22,455
994,519 Goodman Property Trust 1,056
1,358,990 GPT Group 3,727
27,480 Granite Real Estate Investment Trust 1,280
6,218,456 Great Portland Estates plc 23,897
289,063 Growthpoint Properties Australia Ltd 410
3,049,296 Growthpoint Properties Ltd 2,159
123,142 H&R Real Estate Investment Trust 860
49,040 Hamborner REIT AG. 318
405,075 Hammerson plc 1,294
627 Hankyu Reit, Inc 624
134,943 Healthcare Realty Trust, Inc 2,281
465,444 Healthpeak Properties, Inc 9,411
905 Heiwa Real Estate REIT, Inc 764
6,528,010 HomeCo Daily Needs REIT 4,846
501 Hoshino Resorts REIT, Inc 678
603,744 Host Hotels & Resorts Inc 8,579
1,722 Hulic Reit, Inc 1,646
346,772 Hyprop Investments Ltd 788
36,319 ICADE 824
1,021 Ichigo Office REIT Investment Corp 578
177,900 IGB Real Estate Investment Trust 90
41,014 Independence Realty Trust, Inc 871
2,081 Industrial & Infrastructure Fund Investment Corp 1,613

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
3,465,327 Ingenia Communities Group $ 11,828
1,733,546 Inmobiliaria Colonial Socimi S.A. 10,220
9,598 Innovative Industrial Properties, Inc 519
66,777 InterRent Real Estate Investment Trust 523
112,600 InvenTrust Properties Corp 3,307
6,514 Invincible Investment Corp 2,745
39,913 Invitation Homes, Inc 1,391
495,769 Irish Residential Properties REIT plc 504
123,471 Iron Mountain, Inc 10,623
277,657 (b) Is Gayrimenkul Yatirim Ortakligi AS 119
163,994 Jadwa REIT Saudi Fund 442
1,045 Japan Excellent, Inc 890
4,336 Japan Hotel REIT Investment Corp 2,099
2,258 Japan Logistics Fund Inc 1,387
746 Japan Prime Realty Investment Corp 1,693
5,359 Japan Real Estate Investment Corp 3,840
6,298 Japan Retail Fund Investment Corp 4,017
12,908 Kenedix Realty Investment Corp 12,728
1,629,328 Keppel DC REIT 2,596
2,186,291 Keppel REIT 1,395
298,605 Killam Apartment REIT 3,633
14,534 Kilroy Realty Corp 476
4,747,247 Kimco Realty Corp 100,832
175,280 Kite Realty Group Trust 3,921
1,522,526 Kiwi Property Group Ltd 755
203,903 Klepierre 6,825
37,062 Lamar Advertising Co 4,217
159,836 Land Securities Group plc 1,139
1,510 LaSalle Logiport REIT 1,403
1,522,844 (a) Lendlease Global Commercial REIT 576
26,530 (a) Lineage, Inc 1,555
2,105,487 Link REIT 9,867
1,755,260 LondonMetric Property plc 4,168
156,189 LOTTE Reit Co Ltd 370
858,997 Mack-Cali Realty Corp 14,534
2,988,424 Macquarie CountryWide Trust 6,726
1,870,847 Mapletree Industrial Trust 2,918
3,044,500 Mapletree Logistics Trust 2,959
2,066,600 (a) Mapletree Pan Asia Commercial Trust 1,915
75,442 (a) Medical Properties Trust, Inc 455
70,226 Mercialys S.A 881
390,833 Merlin Properties Socimi S.A. 4,169
17,769 Mid-America Apartment Communities, Inc 2,978
52,346 (b) Millrose Properties, Inc 1,388
187,809 (c) Mindspace Business Parks REIT 823
1,629 Mirai Corp 462
2,609,505 Mirvac Group 3,436
1,329 (a) Mitsubishi Estate Logistics REIT Investment Corp 1,019
6,165 Mitsui Fudosan Logistics Park, Inc 4,235
16,468 Montea NV 1,177
1,533 Mori Hills REIT Investment Corp 1,370
2,418 Mori Trust Sogo Reit, Inc 1,004
498 National Health Investors, Inc 37
343,341 National Storage Affiliates Trust 13,528
1,296,772 National Storage REIT 1,810
400,719 (a) NETSTREIT Corp 6,351
1,680 Nippon Accommodations Fund, Inc 1,220
5,434 Nippon Building Fund, Inc 4,616
1,988 Nippon ProLogis REIT, Inc 3,068
1,431 NIPPON REIT Investment Corp 791
4,041 Nomura Real Estate Master Fund, Inc 3,846
109,667 NorthWest Healthcare Properties Real Estate Investment Trust 381

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
41,190 Omega Healthcare Investors, Inc $ 1,569
2,675 Orix JREIT, Inc 3,146
933,258 PARAGON REIT 673
55,055 Park Hotels & Resorts, Inc 588
348,524 Parkway Life Real Estate Investment Trust 1,074
1,288,000 Pavilion Real Estate Investment Trust 424
476,587 Pebblebrook Hotel Trust 4,828
50,000 Phillips Edison & Co, Inc 1,825
1,309 Premier Investment Co 1,159
90,422 Primaris REIT 936
1,186,643 Primary Health Properties plc 1,447
776,998 ProLogis Property Mexico S.A. de C.V. 2,486
3,413,490 Prologis, Inc 381,594
453,948 PRS REIT PLC 681
111,395 Public Storage, Inc 33,339
232,994 Rayonier, Inc 6,496
226,825 Realty Income Corp 13,158
5,727,752 Redefine Properties Ltd 1,309
299,366 Regency Centers Corp 22,081
1,000,863 Region RE Ltd 1,303
160,513 Reit  Ltd 770
355,478 (a) Resilient REIT Ltd 1,102
10,465 Retail Estates NV 683
753,730 Rexford Industrial Realty, Inc 29,509
430,449 (b) Reysas Gayrimenkul Yatirim Ortakligi AS. 174
213,905 RioCan Real Estate Investment Trust 2,549
246,840 RLJ Lodging Trust 1,948
123,407 Ryman Hospitality Properties, Inc 11,284
596,351 Sabra Health Care REIT, Inc 10,418
302,550 Safestore Holdings plc 2,409
350 Samty Residential Investment Corp 217
493,300 Sasseur REIT 248
40,355 Saul Centers, Inc 1,456
97,848 SBA Communications Corp 21,528
3,688,826 Scentre Group 7,805
181,629 Segro plc 1,624
3,822 Sekisui House Reit, Inc 2,033
176,095 Sella Capital Real Estate Ltd 396
779,745 Service Properties Trust 2,035
6,096,205 Shaftesbury Capital plc 9,876
30,846 Shurgard Self Storage Ltd 1,116
1,317,410 Simon Property Group, Inc 218,795
137,842 SK REITs Co Ltd 461
191,029 (a) SL Green Realty Corp 11,022
300,832 Slate Grocery REIT 2,956
548,121 SmartCentres REIT 9,633
1,074 SOSiLA Logistics REIT, Inc 778
923,885 STAG Industrial, Inc 33,371
4,688 Star Asia Investment Corp 1,688
1,275,029 Starhill Global REIT 475
1,722,836 Stockland Trust Group 5,316
1,429,417 Summit Hotel Properties, Inc 7,733
81,839 Sun Communities, Inc 10,528
1,767,700 Suntec Real Estate Investment Trust 1,547
1,425,600 Sunway Real Estate Investment Trust 586
1,989,773 Supermarket Income Reit plc 1,969
813 Takara Leben Real Estate Investment Corp 467
134,200 Tanger Factory Outlet Centers, Inc 4,535
578,784 Target Healthcare REIT plc 693
36,329 Terreno Realty Corp 2,297
722 Tokyu REIT, Inc 837
181,477 Torunlar Gayrimenkul Yatirim Ortakligi AS 290

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
10,602,592 Tritax Big Box REIT plc $ 19,229
466,976 UMH Properties, Inc 8,732
1,166,608 Unite Group plc 12,277
2,925 United Urban Investment Corp 2,901
711 Universal Health Realty Income Trust 29
429,085 (a) Urban Logistics REIT plc 721
7,716 (a) Vastned NV 245
678,500 Ventas, Inc 46,654
2,178,518 VICI Properties, Inc 71,063
2,727,796 Vicinity Ltd 3,777
1,061,818 Vukile Property Fund Ltd 1,011
303,646 Warehouses De Pauw CVA 7,198
280,599 Washington REIT 4,882
581,730 Waypoint REIT Ltd 867
262,414 Welltower, Inc 40,204
29,828 Wereldhave NV 516
466,833 Weyerhaeuser Co 13,669
15,079 Whitestone REIT 220
120,894 Workspace Group plc 651
30,562 Xior Student Housing NV 911
1,991,000 Yuexiu Real Estate Investment Trust 212
1,013,240 Ziraat Gayrimenkul Yatirim Ortakligi AS. 526
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,451,531
FINANCIAL SERVICES - 6.6%
93,200 360 Finance, Inc (ADR) 4,186
124,425 360 ONE WAM Ltd 1,367
149,690 3i Group plc 7,039
57,746 (b) Aadhar Housing Finance Ltd 285
43,242 (b) Aavas Financiers Ltd 1,050
1,585,813 Abrdn plc 3,180
414,400 Acom Co Ltd 1,061
29,211 Aditya Birla Sun Life Asset Management Co Ltd 216
119,771 (b),(c) Adyen NV 183,584
88,000 Aeon Credit Service M BHD 124
503,800 AEON Financial Service Co Ltd 4,484
65,800 Aeon Thana Sinsap Thailand PCL 207
12,760 Affiliated Managers Group, Inc 2,144
109,068 (b) Affirm Holdings, Inc 4,929
367,304 (a) AGNC Investment Corp 3,519
263,100 Aiful Corp 613
18,000 Aizawa Securities Co Ltd 179
285,078 AJ Bell plc 1,494
843,932 Al Waha Capital PJSC 342
9,024 Alerus Financial Corp 167
753,820 Allfunds Group PLC 4,339
117,326 Ally Financial, Inc 4,279
31,731 Alpha Group International plc 1,037
871,018 Amanat Holdings PJSC 273
1,795,526 American Express Co 483,086
271,830 Ameriprise Financial, Inc 131,596
2,176,608 AMP Ltd 1,695
20,242 Anand Rathi Wealth Ltd 452
17,160 Angel Oak Mortgage REIT, Inc 164
44,820 Angel One Ltd 1,206
151,538 (c) Anima Holding S.p.A 1,147
329,697 Annaly Capital Management, Inc 6,696
75,289 Antin Infrastructure Partners S.A. 857
631,540 Apollo Global Management, Inc 86,483
141,853 Aptus Value Housing Finance India Ltd 487
666,347 Ares Management Corp 97,693
360,910 Arzan Financial Group for Financing & Investment KPSC 344
407,835 Ashmore Group plc 785

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
136,766 Australian Stock Exchange Ltd $ 5,605
104,702 Avanza Bank Holding AB 3,198
97,774 Azimut Holding S.p.A. 2,738
18,148,929 B3 SA-Brasil Bolsa Balcao 38,610
204,000 (b),(c) Bairong, Inc 219
214,709 Bajaj Finance Ltd 22,370
296,598 Bajaj Finserv Ltd 6,936
20,683 Bajaj Holdings & Investment Ltd 3,009
49,319 Banca Generali SpA 2,779
22,068 Banca IFIS S.p.A. 514
890,736 Banco BTG Pactual S.A. - Unit 5,260
1,691,100 Bangkok Commercial Asset Management PCL 299
3,802,532 Bank of New York Mellon Corp 318,918
348,364 (b),(e) BBI EPS Ltd 2
1,220,648 (b) Berkshire Hathaway, Inc 650,093
158,841 (c) BFF Bank S.p.A 1,315
5,541,800 BFI Finance Indonesia Tbk PT 272
964,345 (b) BICECORP S.A. 288
143,070 BlackRock, Inc 135,413
152,772 Blackstone, Inc 21,354
301,575 (b) Block, Inc 16,385
221,974 Blue Owl Capital, Inc 4,448
100,000 BOC International China Co Ltd 144
2,041,456 Bolsa Mexicana de Valores SAB de C.V. 3,390
273,178 Boursa Kuwait Securities Co KPSC 2,538
221,868 Bridgepoint Group Holdings Ltd 920
432,910 Brightsphere Investment Group, Inc 11,195
259,958 Brookfield Asset Management Ltd 12,584
1,004,774 (b) Brookfield Corp 52,583
52,346 BSE Ltd 3,333
185,374 Bure Equity AB 5,991
171,307 Burford Capital Ltd 2,269
1,680,100 Bursa Malaysia BHD 2,954
254,752 Caitong Securities Co Ltd 274
65,294 Can Fin Homes Ltd 509
433,855 Canaccord Financial, Inc 2,535
454,498 Cannae Holdings, Inc 8,331
557,905 (b) Cantaloupe, Inc 4,391
354 Capital One Financial Corp 63
75,600 Capital Securities Co Ltd 223
1,419,000 Capital Securities Corp 1,096
22,862 Carlyle Group, Inc 997
10,812 Cboe Global Markets, Inc 2,447
26,307 Cembra Money Bank AG. 2,964
602,000 Central China Securities Co Ltd 120
322,450 Central Depository Services India Ltd 4,569
130,500 Century Leasing System, Inc 1,278
1,127,103 Chailease Holding Co Ltd 3,986
2,527,012 Challenger Financial Services Group Ltd 9,605
228,564 Changjiang Securities Co Ltd 200
1,311,294 Charles Schwab Corp 102,648
4,309 Chicago Atlantic Real Estate Finance, Inc 63
647,000 China Bills Finance Corp 293
896,000 China Everbright Ltd 501
2,808,959 China Galaxy Securities Co Ltd 2,819
343,250 China Galaxy Securities Co Ltd (Class A) 785
129,300 China Great Wall Securities Co Ltd 144
1,192,937 (c) China International Capital Corp Ltd 2,243
119,800 China International Capital Corp Ltd 569
344,436 China Merchants Securities Co Ltd 843
9,355 (b) Choice International Ltd 55
76,922 Cholamandalam Financial Holdings Ltd 1,570

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
322,585 Cholamandalam Investment and Finance Co Ltd $ 5,712
95,208 CI Financial Corp 2,062
1,245,965 CITIC Securities Co Ltd 3,266
585,216 CITIC Securities Co Ltd (Class A) 2,137
101,100 (c) CMC Markets plc 270
62,177 CME Group, Inc 16,495
85,265 (b) Coinbase Global, Inc 14,685
241,454 Compass Diversified Trust 4,508
1,675,290 Corebridge Financial, Inc 52,889
317,469 Coronation Fund Managers Ltd 673
122,264 (b) Corpay, Inc 42,636
218,037 Creades AB 1,659
2,631 (b) Credit Acceptance Corp 1,359
65,569 Credit Corp Group Ltd 571
104,800 Credit Saison Co Ltd 2,491
44,826 CreditAccess Grameen Ltd 496
14,441 CRISIL Ltd 706
218,225 CSC Financial Co Ltd 727
1,496,000 CSSC Hong Kong Shipping Co Ltd 343
800,723 (b) CVC Capital Partners plc 15,885
24,277 Daishin Securities Co Ltd 268
73,549 Daishin Securities Co Ltd PF 770
946,100 Daiwa Securities Group, Inc 6,370
17,593 Daou Technology, Inc 237
5,957 (b) Dave, Inc 492
142,906 Deutsche Boerse AG. 42,166
128,066 (a),(c) Deutsche Pfandbriefbank AG. 749
184,000 Diamond Biofund, Inc 146
345,154 DigitalBridge Group, Inc 3,044
163,106 Discover Financial Services 27,842
165,625 Dongxing Securities Co Ltd 263
1,732,887 Dubai Financial Market PJSC 625
740,166 East Money Information Co Ltd 2,308
41,006,865 Edelweiss Financial Services Ltd 42,831
184,905 Edenred 6,009
83,598 EFG International 1,247
499,081 E-Finance for Digital & Financial Investments 168
25,886 eGuarantee, Inc 304
1,005,453 (b) Egyptian Financial Group-Hermes Holding 547
318,862 Enact Holdings, Inc 11,080
13,100 (b) Enova International, Inc 1,265
286,855 EQT AB 8,747
811,858 Equitable Holdings, Inc 42,290
4,651 (b) Euronet Worldwide, Inc 497
298,897 (c) Euronext NV 43,380
192,606 Everbright Securities Co Ltd 453
119,313 Evercore Partners, Inc (Class A) 23,829
76,395 EXOR NV 6,938
16,003 Factset Research Systems, Inc 7,276
456,401 Far East Horizon Ltd 374
1,694,803 (b) Fawry for Banking & Payment Technology Services SAE 322
544,939 Fidelity National Information Services, Inc 40,696
73,519 (a) Fiera Capital Corp 313
45,000 (a) Financial Partners Group Co Ltd 697
450,300 FinVolution Group (ADR) 4,336
19,615 (a) First National Financial Corp 525
258,874 FirstCash Holdings, Inc 31,148
3,925,940 FirstRand Ltd 15,428
2,567,594 (b) Fiserv, Inc 567,002
134,399 (b) Five-Star Business Finance Ltd 1,134
71,221 flatexDEGIRO AG. 1,646
30,598 Flow Traders 904

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
410,822 (b) Flywire Corp $ 3,903
58,606 Foresight Group Holdings Ltd 263
374,000 Founder Securities Co Ltd 403
130,245 (a) Franklin Resources, Inc 2,507
8,004,534 Fuhwa Financial Holdings Co Ltd 8,204
39,800 Futu Holdings Ltd (ADR) 4,074
44,052 (a) Fuyo General Lease Co Ltd 1,138
667,300 (a) GCM Grosvenor, Inc 8,828
635,000 (c) Genertec Universal Medical Group Co Ltd 427
981,000 (a) Gentera SAB de C.V. 1,511
315,008 GF Securities Co Ltd (Class A) 700
218,531 Global Payments, Inc 21,399
34,201 (a) GMO Financial Holdings, Inc 176
36,400 GMO Payment Gateway, Inc 1,937
11,613 (a) goeasy Ltd 1,218
329,410 Goldman Sachs Group, Inc 179,953
1,771,100 (b) Grab Holdings Ltd 8,023
27,445 GRENKE AG. 406
85,204 Guolian Securities Co Ltd 121
270,549 Guosen Securities Co Ltd 383
2,407,800 (a) Guotai Junan International Holdings Ltd 330
628,309 Guotai Junan Securities Co Ltd 1,491
1,640,151 (a),(c) Guotai Junan Securities Co Ltd (Hong Kong) 2,385
235,329 Guoyuan Securities Co Ltd 252
1,330,000 (c) Haitong UniTrust International Leasing Co Ltd 150
56,929 Hamilton Lane, Inc 8,464
123,618 (b) Hanwha Investment & Securities Co Ltd 269
75,867 (c) HDFC Asset Management Co Ltd 3,550
264,424 Helia Group Ltd 665
26,586 Hithink RoyalFlush Information Network Co Ltd 1,046
739,091 HMC Capital Ltd 2,912
36,344 (b),(c) Hoist Finance AB 256
47,700 (c) Home First Finance Co India Ltd 564
854,272 Hong Kong Exchanges and Clearing Ltd 38,002
210,500 Hotai Finance Co Ltd 471
22,724 Houlihan Lokey, Inc 3,670
1,032,340 (c) Huatai Securities Co Ltd 1,665
91,534 Huatai Securities Co Ltd (Class A) 209
70,885 HUB24 Ltd 3,056
3,265 (b) Hypoport SE 559
1,116 ICRA Ltd 72
118,200 iFAST Corp Ltd 650
563,094 (b) IFCI Ltd 282
1,085,301 IG Group Holdings plc 13,391
58,256 (a) IGM Financial, Inc 1,792
158,497 (b) IIFL Finance Ltd 603
90,138 IIFL Securities Ltd 227
14,320 (b) India Shelter Finance Corp Ltd 138
406,577 Indiabulls Housing Finance Ltd 506
340,537 (c) Indian Energy Exchange Ltd 696
393,654 Industrial Securities Co Ltd 320
88,010 Industrivarden AB 3,234
860,724 Infibeam Avenues Ltd 166
861,290 IntegraFin Holdings plc 3,404
5,800 Integral Corp 115
44,835 Interactive Brokers Group, Inc (Class A) 7,424
1,172,273 Intercontinental Exchange, Inc 202,217
444,798 Intermediate Capital Group plc 11,329
16,793 Inversiones La Construccion S.A. 189
495,326 Invesco Ltd 7,514
202,924 Investcorp Capital plc 93
473,822 Investec Ltd 2,958

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
507,384 Investec plc $ 3,141
470,562 IOOF Holdings Ltd 1,239
860,464 IP Group plc 451
356,843 Is Yatirim Menkul Degerler AS 379
160,219 Isracard Ltd 711
16,725 (a) Jaccs Co Ltd 439
7,509 Jack Henry & Associates, Inc 1,371
638,254 (a) Jafco Co Ltd 8,885
195,957 Janus Henderson Group plc 7,084
64,600 Japan Securities Finance Co Ltd 776
73,959 Jefferies Financial Group, Inc 3,962
72,000 JF SmartInvest Holdings Ltd 354
2,424 (b) Jindal South West Holdings Ltd 651
301,575 JM Financial Ltd 337
549,200 JMT Network Services PCL 210
77,864 JSE Ltd 526
141,540 (c) JTC plc 1,670
110,172 (a) Julius Baer Group Ltd 7,637
412,312 Jupiter Fund Management plc 378
29,001 (b) Kakaopay Corp 568
78,989 Kfin Technologies Ltd 945
207,191 Kinnevik AB 1,463
12,013 KIWOOM Securities Co Ltd 1,039
2,422,104 KKR & Co, Inc 280,019
29,273 Korea Investment Holdings Co Ltd 1,464
15,728 KRUK S.A. 1,540
392,728 Krungthai Card PCL 529
533,338 L&T Finance Holdings Ltd 951
1,079,311 Ladder Capital Corp 12,315
46,318 Lazard, Inc 2,006
1,022,427 (b) LendingClub Corp 10,551
27,860 (b) LendingTree, Inc 1,401
236,556 LIC Housing Finance Ltd 1,552
687,464 London Stock Exchange Group plc 102,107
31,571 LPL Financial Holdings, Inc 10,328
3,013,060 Lufax Holding Ltd (ADR) 8,949
12,300 (a) M&A Capital Partners Co Ltd 230
118,500 (a),(b) M&A Research Institute Holdings, Inc 916
98,273 (a) MA Financial Group Ltd 426
361,864 Macquarie Group Ltd 45,033
1,304,930 Magellan Financial Group Ltd 6,294
16,582 Maharashtra Scooters Ltd 2,169
385,365 Mahindra & Mahindra Financial Services Ltd 1,271
21,804,398 Man Group plc 55,958
485,375 Manappuram Finance Ltd 1,315
25,550 MarketAxess Holdings, Inc 5,528
144,900 (a) Marui Co Ltd 2,635
34,143 (c) MAS Financial Services Ltd 98
2,188,654 Mastercard, Inc (Class A) 1,199,645
292,600 (a) Matsui Securities Co Ltd 1,494
74,087 Meritz Financial Group, Inc 6,193
169,047 Mirae Asset Daewoo Co Ltd 1,060
620,100 Mitsubishi UFJ Lease & Finance Co Ltd 4,202
105,900 Mizuho Leasing Co Ltd 740
157,456 Moelis & Co 9,189
138,058 (b) Molten Ventures plc 457
1,369,852 (a) Monex Group, Inc 6,552
15,500 (b) Moneylion, Inc 1,341
16,704 Moody's Corp 7,779
1,223,136 Morgan Stanley 142,703
11,295 Morningstar, Inc 3,387
144,678 Motilal Oswal Financial Services Ltd 1,036

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
8,040 MSCI, Inc (Class A) $ 4,547
493,600 Muangthai Capital PCL 536
22,415 Multi Commodity Exchange of India Ltd 1,385
11,832 Mutares SE & Co KGaA 406
89,243 Muthoot Finance Ltd 2,481
138,400 Nanjing Securities Co Ltd 157
1,241,145 Nasdaq Stock Market, Inc 94,153
367,093 National Investments Co KSCP 302
73,530 Nayifat Finance Co 256
63,000 (b) NCR Corp ATM 1,662
315,142 (b) NerdWallet, Inc 2,852
417,490 Netwealth Group Ltd 6,782
14,052 NewtekOne, Inc 168
1,083,081 Ngern Tid Lor PCL 430
232,600 Nihon M&A Center Holdings, Inc 902
217,604 Ninety One Ltd 413
281,847 Ninety One plc 526
120,074 (c) Nippon Life India Asset Management Ltd 808
490,016 (b) NMI Holdings, Inc 17,665
37,000 Noah Holdings Ltd (ADR) 350
2,131,500 Nomura Holdings, Inc 13,134
120,552 (a) Nordnet AB publ 2,803
9,002 Nuvama Wealth Management Ltd 637
119,593 (a) Okasan Holdings, Inc 534
290,272 (b) One 97 Communications Ltd 2,636
47,761 OneMain Holdings, Inc 2,335
42,796 Onex Corp 2,864
317,450 (a) Orient Corp 1,685
321,791 Orient Securities Co Ltd 419
2,455,840 ORIX Corp 51,275
703,354 Osaka Securities Exchange Co Ltd 7,238
311,907 OSB Group plc 1,744
360,000 (a),(b) OSL Group Ltd 409
6,068,800 (b) Pacific Strategic Financial Tbk PT 379
3,014,304 (b) Pagseguro Digital Ltd 22,999
1,264,597 Paisalo Digital Ltd 501
189,053 Paragon Group of Cos plc 1,799
999,423 (a) Patria Investments Ltd 11,283
663,452 (b) Payoneer Global, Inc 4,850
776,496 (b) PayPal Holdings, Inc 50,666
1,205,448 (a),(b) Pensionbee Group plc 2,273
93,054 Perpetual Trustees Australia Ltd 1,136
126,108 Pinnacle Investment Management Group Ltd 1,395
88,133 Piper Jaffray Cos 21,827
79,588 Piramal Enterprises Ltd 915
107,588 Plus500 Ltd 3,814
76,132 (a) Pluxee France S.A. 1,554
109,476 (b),(c) PNB Housing Finance Ltd 1,124
246,181 Polar Capital Holdings plc 1,358
188,830 (b) Poonawalla Fincorp Ltd 770
1,167,686 Power Finance Corp Ltd 5,618
669,000 President Securities Corp 496
148,466 PROG Holdings, Inc 3,949
21,430 Propel Holdings, Inc 346
9,988 Prudent Corporate Advisory Services Ltd 273
1,218,340 (c) Quilter plc 2,320
42,416 Rathbone Brothers 851
156,156 (a) Ratos AB (B Shares) 501
85,968 Raymond James Financial, Inc 11,942
1,044,203 REC Ltd 5,205
103,963 Reinet Investments S.C.A 2,524
7,509,774 (b) Reliance Strategic Investments Ltd 19,888

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
384,413 Remgro Ltd $ 3,326
887,126 (b) Remitly Global, Inc 18,452
14,161 Ricoh Leasing Co Ltd 521
220,090 Rithm Capital Corp 2,520
672,602 (b) Robinhood Markets, Inc 27,994
973,174 Rocket Cos, Inc 11,746
557,272 S&P Global, Inc 283,150
154,997 Samsung Securities Co Ltd 4,799
25,091 Saudi Advanced Industries Co 211
36,902 Saudi Tadawul Group Holding Co 2,006
128,132 (b) SBFC Finance Ltd 132
215,182 SBI Cards & Payment Services Ltd 2,212
1,435,550 SBI Holdings, Inc 38,764
257,600 SDIC Capital Co Ltd 251
63,667 SEI Investments Co 4,942
45,935 Share India Securities Ltd 88
1,191,444 Shenwan Hongyuan Group Co Ltd 811
26,231 (a),(b) Shift4 Payments, Inc 2,143
2,670 Shinyoung Securities Co Ltd 136
1,087,306 Shriram Finance Ltd 8,304
604,073 Singapore Exchange Ltd 5,980
140,500 Sinolink Securities Co Ltd 162
90,966 SLM Corp 2,672
3,695 Societe Fonciere Financiere et de Participations FFP 279
1,276,153 (a),(b) SoFi Technologies, Inc 14,842
12,043 Sofina S.A. 3,084
238,635 SooChow Securities Co Ltd 257
311,673 Southwest Securities Co Ltd 187
44,359 Sprott, Inc 1,987
508,420 Srisawad Corp PCL 404
471,879 St. James's Place plc 5,998
861,913 Starwood Property Trust, Inc 17,040
142,475 State Street Corp 12,756
78,420 StepStone Group, Inc 4,096
42,908 Stifel Financial Corp 4,044
2,250,977 (b) StoneCo Ltd 23,590
43,920 (b) StoneX Group, Inc 3,355
51,409 Sundaram Finance Ltd 2,744
63,277 Svolder AB 351
8,959 Swissquote Group Holding S.A. 3,870
355,000 (a) SY Holdings Group Ltd 619
721,886 Synchrony Financial 38,217
93,362 T Rowe Price Group, Inc 8,577
93,836 (a) Tamburi Investment Partners S.p.A. 747
9,370 Tata Investment Corp Ltd 690
79,651 Tel Aviv Stock Exchange Ltd 939
337,900 Tianfeng Securities Co Ltd 196
195,287 TMX Group Ltd 7,130
107,072 (b) Toast, Inc 3,552
356,680 (a) Tokai Tokyo Securities Co Ltd 1,166
635,485 TP ICAP Group plc 2,118
35,555 TPG, Inc 1,686
11,897 Tradeweb Markets, Inc 1,766
1,058,597 (b) Turkiye Sinai Kalkinma Bankasi AS 307
1,576,938 (a) UBS Group AG 48,435
1,999,471 UBS Group AG 61,244
95,400 (a),(b) Up Fintech Holding Ltd (ADR) 819
92,800 (b) Upstart Holdings, Inc 4,272
43,062 UTI Asset Management Co Ltd 530
39,913 (a) UWM Holdings Corp 218
131,578 Van Lanschot Kempen NV 6,768
18,722 Verusa Holding AS. 128

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
56,050 Victory Capital Holdings, Inc $ 3,244
16,066 (a) Vinci Partners Investments Ltd 163
195,302 Virtu Financial, Inc 7,445
1,417,959 Visa, Inc (Class A) 496,938
25,254 Vontobel Holding AG. 1,837
746 Voya Financial, Inc 51
200,022 Washington H Soul Pattinson & Co Ltd 4,358
2,270,914 Waterland Financial Holdings 882
20,812 Wendel 2,012
219,303 Western Securities Co Ltd 237
34,866 Western Union Co 369
4,314 (b) WEX, Inc 677
1,080,659 WisdomTree, Inc 9,639
518,911 (b) Wise plc 6,370
95,461 Woori Investment & Securities Co Ltd 916
183,059 (a),(b),(c) Worldline S.A. 1,125
452,670 XP, Inc 6,224
160,608 XPS Pensions Group plc 776
62,408 (c) XTB S.A. 1,099
10,997,800 Yangzijiang Financial Holding Ltd 6,496
148,400 (a),(b) Yeahka Ltd 152
1,698,000 (a),(c) Yixin Group Ltd 443
21,655 Yuanta Futures Co Ltd 52
239,129 Yulon Finance Corp 771
521,530 (a) Zenkoku Hosho Co Ltd 10,360
200,191 Zheshang Securities Co Ltd 315
182,000 Zhongtai Securities Co Ltd 161
1,076,793 (b) Zip Co Ltd 1,109
TOTAL FINANCIAL SERVICES 7,893,112
FOOD, BEVERAGE & TOBACCO - 2.8%
152,138 AAK AB 4,246
87,271 AG. Barr plc 695
318,541 Agthia Group PJSC 373
1,127,274 Ajinomoto Co, Inc 22,317
15,719 Al Jouf Agricultural Development Co 211
381,805 Almarai Co JSC 5,640
117,076 Altria Group, Inc 7,027
3,646,639 Ambev S.A. 8,627
114,282 Anadolu Efes Biracilik Ve Malt Sanayii AS 503
15,211 Angel Yeast Co Ltd 72
526,420 Anheuser-Busch InBev S.A. 32,365
101,628 Anhui Gujing Distillery Co Ltd 1,601
15,514 Anhui Gujing Distillery Co Ltd (Class A) 364
27,500 Anhui Yingjia Distillery Co Ltd 206
394,326 Arca Continental SAB de C.V. 4,123
242,635 Archer-Daniels-Midland Co 11,649
16,272 (a) Ariake Japan Co Ltd 673
682,265 (b) Aryzta AG. 1,519
1,989,805 Asahi Breweries Ltd 25,423
508,801 Associated British Foods plc 12,614
86,486 Austevoll Seafood ASA 810
32,322 Avanti Feeds Ltd 344
307,759 AVI Ltd 1,491
43,549 Bakkafrost P 2,053
1,010,796 (b) Baladna 324
99,297 Balrampur Chini Mills Ltd 633
24,609 (a) Barry Callebaut AG. 32,592
254,100 Bega Cheese Ltd 847
161,800 Beijing Yanjing Brewery Co Ltd 274
650,100 Betagro PCL 404
53,080 Bikaji Foods International Ltd 409
4,981 Binggrae Co Ltd 317

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
17,447 Bombay Burmah Trading Co $ 359
3,855 (b) Boston Beer Co, Inc (Class A) 921
312 (a),(b) BRC, Inc 1
370,800 BRF S.A. 1,279
86,059 Britannia Industries Ltd 4,958
64,000 British American Tobacco Malaysia BHD 90
1,067,077 British American Tobacco plc 43,776
12,497 Brown-Forman Corp (Class B) 424
71,489 Bunge Global S.A. 5,463
364,761 C&C Group plc 611
70,100 (a) Calbee, Inc 1,307
116,474 Cal-Maine Foods, Inc 10,588
626,306 (a) Campbell Soup Co 25,002
208,100 Carabao Group PCL 350
182,229 Carlsberg AS (Class B) 23,066
118,200 Carlsberg Brewery Malaysia Bhd 509
59,493 CCL Products India Ltd 385
74,526 (b) Celsius Holdings, Inc 2,655
1,199,200 Century Pacific Food, Inc 766
132,800 Charoen Pokphand Enterprise 395
2,869,031 Charoen Pokphand Foods PCL 2,019
5,371,518 Charoen Pokphand Indonesia Tbk PT 1,421
3,059,021 (c) China Feihe Ltd 2,308
3,108,000 China Foods Ltd 1,207
4,375,889 (b),(e) China Huishan Dairy Holdings Co Ltd 6
370,000 (b),(e) China Huiyuan Juice Group Ltd 0 ^
2,467,227 China Mengniu Dairy Co Ltd 6,094
3,105,000 (a) China Modern Dairy Holdings Ltd 436
1,300,857 China Resources Beer Holdings Company Ltd 4,701
7 Chocoladefabriken Lindt & Spruengli AG. 919
7,527 Chongqing Brewery Co Ltd 61
105,958 Cia Cervecerias Unidas S.A. 803
2,175,400 Cisarua Mountain Dairy PT TBK 596
6,419 CJ CheilJedang Corp 1,078
177,473 Cloetta AB 501
5,715,977 Coca-Cola Co 409,378
2,590 Coca-Cola Consolidated Inc 3,497
900,727 Coca-Cola Europacific Partners plc 78,390
412,783 Coca-Cola Femsa SAB de C.V. 3,773
14,906 Coca-Cola HBC AG. 675
567,949 Coca-Cola Icecek AS 800
108,500 Coca-Cola West Japan Co Ltd 1,769
2,280,000 (a),(b) COFCO Joycome Foods Ltd 435
32,749 ConAgra Brands, Inc 873
11,211 Constellation Brands, Inc (Class A) 2,057
45,435 Cranswick plc 2,879
21,856 Daesang Corp 343
44,297 Danone 3,388
67,092 (b) Darling International, Inc 2,096
3,908,652 (a) Davide Campari-Milano NV 22,975
2,263,826 Diageo plc 59,160
10,370 Dodla Dairy Ltd 140
232,920 Dole plc 3,366
10,900 (a) Dydo Drinco, Inc 208
1,265,022 Eastern Tobacco 832
20,900 Eastroc Beverage Group Co Ltd 718
404,875 Embotelladora Andina S.A. 1,515
1,889 (a) Emmi AG. 1,733
42,315 Ezaki Glico Co Ltd 1,303
591,100 Farm Fresh Bhd 234
1,193,040 Fevertree Drinks plc 12,529
19,058 First Milling Co 317

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
2,122,000 First Pacific Co $ 1,286
523,000 First Resources Ltd 679
1,355,783 Fomento Economico Mexicano S.A. de C.V. 13,239
1,636,893 Fomento Economico Mexicano SAB de C.V. (ADR) 159,728
219,961 Foshan Haitian Flavouring & Food Co Ltd 1,232
96,600 Fraser & Neave Holdings Bhd 529
20,591 Fresh Del Monte Produce, Inc 635
20,045 (b) Freshpet, Inc 1,667
34,727 (a) Fuji Oil Co Ltd 711
167,641 Futuris Corp Ltd 706
38,093 General Mills, Inc 2,278
79,100 Genting Plantations BHD 95
333,588 Glanbia plc 3,676
10,475 Godfrey Phillips India Ltd 825
5,767,125 Golden Agri-Resources Ltd 1,159
547,500 Great Wall Enterprise Co Ltd 956
389,092 Greencore Group plc 856
58,300 Grieg Seafood ASA 302
135,066 Gruma SAB de C.V. 2,439
971,641 (a) Grupo Bimbo S.A. de C.V. (Series A) 2,642
270,900 Guan Chong Bhd 227
82,945 Guangdong Haid Group Co Ltd 572
112,464 Gujarat Ambuja Exports Ltd 134
2,523 (a),(b) Hain Celestial Group, Inc 10
14,160 (b) Halwani Brothers Co 189
172,314 Health & Happiness H&H International Holdings Ltd 206
62,500 Hebei Yangyuan Zhihui Beverage Co Ltd 194
202,724 Heineken Holding NV 14,672
137,300 Heineken Malaysia Bhd 828
2,907,436 Heineken NV 237,073
131,323 Henan Shuanghui Investment & Development Co Ltd 489
28,689 Heritage Foods Ltd 129
11,187 Hershey Co 1,913
309,704 Hilton Food Group plc 3,297
33,088 (b) Hindustan Foods Ltd 218
22,675 Hite Jinro Co Ltd 297
20,695 Hormel Foods Corp 640
53,562 House Foods Corp 973
530,600 Ichitan Group PCL 177
55,045 Imperial Tobacco Group plc 2,037
1,717,809 Indofood CBP Sukses Makmur Tbk PT 1,055
340,683 Inghams Group Ltd 670
13,550 Ingredion, Inc 1,832
305,153 Inner Mongolia Yili Industrial Group Co Ltd 1,182
9,135,000 (b),(e) Inti Agri Resources Tbk PT 0 ^
1,763,106 IOI Corp BHD 1,451
424,500 I-TAIL Corp PCL 166
2,369,744 ITC Ltd 11,323
43,000 Ito En Ltd 917
101,940 Itoham Yonekyu Holdings, Inc 2,849
7,301 J.M. Smucker Co 865
928,700 Japan Tobacco, Inc 25,526
4,685,000 Japfa Comfeed Indonesia Tbk PT 566
592,882 JBS S.A. 4,271
8,361 JDE Peet's NV 183
49,926 Jiangsu King's Luck Brewery JSC Ltd 364
62,581 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 658
60,646 Kagome Co Ltd 1,189
14,700 (a) Kameda Seika Co Ltd 383
23,394 Kaveri Seed Co Ltd 345
18,921 Kellogg Co 1,561
97,514 Kerry Group plc (Class A) 10,211

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
83,855 Keurig Dr Pepper, Inc $ 2,870
78,997 Kewpie Corp 1,539
383,900 Kikkoman Corp 3,703
601,200 Kirin Brewery Co Ltd 8,330
85,500 (a) Kotobuki Spirits Co Ltd 1,392
62,223 Kraft Heinz Co 1,893
42,521 KRBL Ltd 136
72,418 KT&G Corp 4,981
364,395 Kuala Lumpur Kepong BHD 1,700
58,543 Kweichow Moutai Co Ltd 12,609
9,784 Lamb Weston Holdings, Inc 522
2,383 Lassonde Industries, Inc 349
233,780 Leroy Seafood Group ASA 1,094
103,332 Lian HWA Food Corp 400
849,109 Lien Hwa Industrial Corp 1,254
13,000 Lifedrink Co, Inc 132
67 (a) Lindt & Spruengli AG. 906
4,382 Lotte Chilsung Beverage Co Ltd 318
3,154 Lotte Wellfood Co Ltd 250
340 Lotus Bakeries NV 3,023
840,864 LT Foods Ltd 3,729
66,123 Luzhou Laojiao Co Ltd 1,184
57,700 M Dias Branco S.A. 230
393,026 Maple Leaf Foods, Inc 6,847
303,178 Marfrig Global Foods S.A. 960
402,567 Marico Ltd 3,062
33,900 Maruha Nichiro Corp 739
17,305 McCormick & Co, Inc 1,424
45,687 Megmilk Snow Brand Co Ltd 782
76,664 MEIJI Holdings Co Ltd 1,661
101,273 Mezzan Holding Co KSCC 292
255,300 (b) Minerva S.A. 283
15,000 Mitsui Sugar Co Ltd 339
19,103 Modern Mills Co 207
12,471 Molson Coors Brewing Co (Class B) 759
3,573,100 (b),(c) Monde Nissin Corp 451
4,827,534 Mondelez International, Inc 327,548
2,305,715 (b) Monster Beverage Corp 134,930
58,058 Morinaga & Co Ltd 971
58,926 Morinaga Milk Industry Co Ltd 1,224
33,798 Mowi ASA 627
19,551 Mrs Bectors Food Specialities Ltd 333
254,038 Muyuan Foods Co Ltd 1,357
173,000 Namchow Holdings Co Ltd 248
127,205 (b) National Agriculture Development Co 847
264,247 Nestle India Ltd 6,943
51,214 Nestle Malaysia Bhd 859
2,398,538 Nestle S.A. 242,388
192,205 (b) New Hope Liuhe Co Ltd 246
179,184 Nichirei Corp 2,119
45,597 (a) Nippon Flour Mills Co Ltd 661
76,800 (a) Nippon Meat Packers, Inc 2,567
204,759 Nippon Suisan Kaisha Ltd 1,234
25,922 Nisshin Oillio Group Ltd 835
185,300 Nisshin Seifun Group, Inc 2,140
236,400 (a) Nissin Food Products Co Ltd 4,825
1,604,000 (a),(c) Nongfu Spring Co Ltd 6,958
4,356 NongShim Co Ltd 1,200
63,745 Oceana Group Ltd 202
17,550 Orion Corp/Republic of Korea 1,409
164,354 Orion Holdings Corp 1,793
53,815 Orkla ASA 590

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
706,100 Osotspa PCL $ 282
1,626 Ottogi Corp 457
1,441,888 PepsiCo, Inc 216,197
139,608 Pernod-Ricard S.A. 13,792
243 Philip Morris CR AS. 188
3,901,676 Philip Morris International, Inc 619,313
33,102 Piccadily Agro Industries Ltd 217
404,941 PPB Group BHD 1,051
1,322,440 Premier Foods plc 3,143
38,928 (a) Premium Brands Holdings Corp 2,094
237,038 Prima Meat Packers Ltd 3,518
1,335,327 Primo Brands Corp 47,391
409,800 PT Astra Agro Lestari Tbk 139
282,700 (b) PT Gudang Garam Tbk 174
3,394,009 PT Indofood Sukses Makmur Tbk 1,454
1,073,300 QL Resources Bhd 1,132
60,269 Radico Khaitan Ltd 1,707
19,907 (a) Remy Cointreau S.A. 930
18,900 Riken Vitamin Co Ltd 306
317,500 RLX Technology, Inc (ADR) 597
100,759 (a) Rogers Sugar, Inc 376
42,477 Royal Unibrew A.S. 3,382
14,294 S Foods, Inc 237
19,255 Sakata Seed Corp 434
55,551 Salmar ASA 2,671
3,422 Samyang Foods Co Ltd 2,010
124,300 Sao Martinho S.A. 451
52,186 Sapporo Holdings Ltd 2,666
195,440 Saputo, Inc 3,372
14,178 Saudia Dairy & Foodstuff Co 1,138
128,122 Savola Group 1,010
2,975,600 (b) Sawit Sumbermas Sarana Tbk PT 288
226,859 (c) Scandinavian Tobacco Group A.S. 3,308
11,618 Schouw & Co 1,035
109 Seaboard Corp 294
54,542 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,612
15,587 Showa Sangyo Co Ltd 295
529,285 (b) Shree Renuka Sugars Ltd 170
1,540,278 Sime Darby Plantation Bhd 1,706
53,720 (b) Sinad Holding Co 177
136,154 SLC Agricola S.A. 444
10,779 (a),(b) Smithfield Foods, Inc 220
1,437,171 (a),(c) Smoore International Holdings Ltd 2,456
263,000 Standard Foods Corp 273
46,739 Strauss Group Ltd 984
53,728 Suedzucker AG. 669
60,641 (a),(b) SunOpta, Inc 294
107,800 Suntory Beverage & Food Ltd 3,557
467,000 (b) Taiwan TEA Corp 250
131,603 Takara Holdings, Inc 1,007
6,534 Tanmiah Food Co 213
470,379 Tata Consumer Products Ltd 5,490
1,340,154 Tate & Lyle plc 8,959
2,271,800 Thai Union Group PCL 732
399,230 Thai Vegetable Oil PCL (Foreign) 253
141,974 Tiger Brands Ltd 2,152
61,907 Tilaknagar Industries Ltd 170
1,595,301 Tingyi Cayman Islands Holding Corp 2,678
74,300 Toyo Suisan Kaisha Ltd 4,397
627,576 Treasury Wine Estates Ltd 3,848
118,700 Tres Tentos Agroindustrial S.A. 301
52,366 Triveni Engineering & Industries Ltd 234

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
501,471 Tsingtao Brewery Co Ltd $ 3,611
31,093 Tsingtao Brewery Co Ltd (Class A) 327
18,000 Ttet Union Corp 82
23,620 Turning Point Brands, Inc 1,404
19,612 Tyson Foods, Inc (Class A) 1,251
157,689 Ulker Biskuvi Sanayi AS 501
1,872,600 Ultrajaya Milk Industry & Trading Co Tbk PT 167
3,780,934 Uni-President Enterprises Corp 9,220
952,400 United Plantations BHD 4,815
230,446 United Spirits Ltd 3,771
516,090 Universal Robina Corp 633
169,100 Utz Brands, Inc 2,381
1,000,006 Varun Beverages Ltd 6,292
394,738 Vina Concha y Toro S.A. 505
31,824 (a) Viscofan S.A. 2,199
235,165 (b) Vital Farms, Inc 7,165
632,000 Vitasoy International Holdings Ltd 818
4,185,694 Want Want China Holdings Ltd 2,636
419,800 (a) Weilong Delicious Global Holdings Ltd 821
341,370 Wens Foodstuffs Group Co Ltd 785
6,486,696 (c) WH Group Ltd 5,956
1,495,519 Wilmar International Ltd 3,708
184,721 Wuliangye Yibin Co Ltd 3,348
53,000 (a) Yakult Honsha Co Ltd 1,009
104,500 Yamazaki Baking Co Ltd 2,004
452,000 (a) Yihai International Holding Ltd 789
81,900 Yihai Kerry Arawana Holdings Co Ltd 355
903,000 (a),(c) Zhou Hei Ya International Holdings Co Ltd 227
13,152 Zydus Wellnes Ltd 258
TOTAL FOOD, BEVERAGE & TOBACCO 3,331,403
HEALTH CARE EQUIPMENT & SERVICES - 4.4%
4,881,986 Abbott Laboratories 647,595
397,707 (b) Acadia Healthcare Co, Inc 12,058
198,500 (a),(b) Adicon Holdings Ltd 187
205,182 Advanced Medical Solutions Group plc 615
2,990,318 (b) agilon health, Inc 12,948
199,449 Aier Eye Hospital Group Co Ltd 365
444,000 (c) AK Medical Holdings Ltd 339
65,666 Al Hammadi Holding 725
488,524 Alcon, Inc 46,354
140,300 Alfresa Holdings Corp 1,986
119,443 (b) Align Technology, Inc 18,975
682,050 (b) Alignment Healthcare, Inc 12,700
1,784,683 (b) Alphatec Holdings, Inc 18,097
326,761 (c) Ambea AB 3,568
162,550 Ambu A.S. 2,793
7,346 (b) Amedisys, Inc 680
88,167 AmerisourceBergen Corp 24,518
89,445 Amplifon S.p.A. 1,816
16,154 (a) Andlauer Healthcare Group, Inc 438
46,800 (a),(c) Angelalign Technology, Inc 332
672,019 (b) Angiodynamics, Inc 6,310
125,004 Ansell Ltd 2,662
159,863 Apollo Hospitals Enterprise Ltd 12,347
398,533 (b) Ardent Health Partners, Inc 5,480
1,092,583 Arjo AB 4,034
43,088 As One Corp 669
366,400 Asahi Intecc Co Ltd 5,919
151,239 (c) Aster DM Healthcare Ltd 851
372,357 (b) AtriCure, Inc 12,012
515,946 (c) Attendo AB 3,089
62,350 (b) Aveanna Healthcare Holdings, Inc 338

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,076,200 Bangkok Chain Hospital PCL $ 444
3,851,171 Bangkok Dusit Medical Services PCL 2,477
111,496 Becton Dickinson & Co 25,539
29,247 BioMerieux 3,615
155,109 (b) Bioventus, Inc 1,419
20,345 BML, Inc 411
3,052,459 (b) Boston Scientific Corp 307,932
654,925 (a),(b) BrightSpring Health Services, Inc 11,848
419 (b) Brookdale Senior Living, Inc 3
202,638 Bumrungrad Hospital PCL 985
53,645 Cardinal Health, Inc 7,391
23,264 Carl Zeiss Meditec AG. 1,538
371,752 (b) Castle Biosciences, Inc 7,442
716,124 (b) Centene Corp 43,476
50,895 (b) Certara, Inc 504
37,366 (b) Chabiotech Co Ltd 276
3,320 Chemed Corp 2,043
723,500 China Resources Medical Holdings Co Ltd 346
4,203,000 Chularat Hospital PCL 211
737,722 Cigna Group 242,711
14,752 Classys, Inc 570
3,267 Cochlear Ltd 538
99,849 Coloplast A.S. 10,472
22,441 CompuGroup Medical SE & Co KgaA 548
3,951,900 (c) ConvaTec Group plc 13,201
1,299 (b) Cooper Cos, Inc 110
26,891 Craneware plc 615
62,327 CVS Group plc 808
327,657 CVS Health Corp 22,199
12,585 Dallah Healthcare Co 425
10,427 (b) DaVita, Inc 1,595
70,014 (b) Demant A.S. 2,353
290,543 (b) dentalcorp Holdings Ltd 1,672
5,873 Dentium Co Ltd 285
1,781,551 (b) DexCom, Inc 121,662
15,800 DiaSorin S.p.A. 1,569
166,936 (b) Doximity, Inc 9,687
30,870 (c) Dr Lal PathLabs Ltd 892
87,372 Dr Sulaiman Al Habib Medical Services Group Co 6,489
6,027 Draegerwerk AG. 414
135,362 EBOS Group Ltd 2,928
11,270 Eckert & Ziegler Strahlen- und Medizintechnik AG. 683
1,192,749 (b) Edwards Lifesciences Corp 86,450
27,100 (a) Eiken Chemical Co Ltd 412
39,939 El.En. S.p.A 396
311,458 (a) Elekta AB (B Shares) 1,636
682,984 Elevance Health, Inc 297,071
194,373 Encompass Health Corp 19,686
65,930 (b) Enhabit, Inc 579
23,011 (b) Enovis Corp 879
30,140 Ensign Group, Inc 3,900
5,401 (b) Entero Healthcare Solutions Ltd 72
5,186 Equasens 184
943,890 Essilor International S.A. 271,999
230,214 (a),(b) Establishment Labs Holdings, Inc 9,394
179,900 (b) Evolent Health, Inc 1,704
267,345 (a) Extendicare, Inc 2,397
168,523 Fagron NV 3,454
438,777 Fisher & Paykel Healthcare Corp 8,374
1,465,982 Fleury S.A. 3,006
1,715,392 Fortis Healthcare Ltd 13,952
797,031 Fresenius Medical Care AG. 39,660

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
13,600 Fukuda Denshi Co Ltd $ 581
43,406 (c) Galenica AG. 3,906
84,100 (b) GeneDx Holdings Corp 7,448
151,184 (a) Getinge AB (B Shares) 3,259
101,230 (b) Glaukos Corp 9,963
66,947 (b) Global Health Ltd 934
218,447 (b) Globus Medical, Inc 15,990
33,812 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 123
146,500 (a) Gushengtang Holdings Ltd 608
16,712 Hanmi Science Co Ltd 301
3,637,500 (b),(c) Hapvida Participacoes e Investimentos S.A. 1,409
1,346,900 Hartalega Holdings Bhd 576
317,591 HCA, Inc 109,744
582,720 (b) Healius Ltd 514
6,142 (b) HealthCare Global Enterprises Ltd 39
220,853 (b) HealthEquity, Inc 19,517
27,467 (b) Henry Schein, Inc 1,881
431,819 (b) Hims & Hers Health, Inc 12,760
87,980 (b) HLB Life Science CO Ltd 378
90,704 (b) HLB, Inc 3,410
13,000 (a) Hogy Medical Co Ltd 417
250,169 (b) Hoya Corp 28,234
36,278 Huadong Medicine Co Ltd 183
177,991 Humana, Inc 47,096
327,400 (a),(b),(c) Hygeia Healthcare Holdings Co Ltd 567
17,926 (b) IDEXX Laboratories, Inc 7,528
747,989 IHH Healthcare Bhd 1,166
55,356 (b) Inmode Ltd 982
89,500 (b) Inogen, Inc 638
75,688 (b) Inspire Medical Systems, Inc 12,056
276 (b) Insulet Corp 72
40,460 (b) Integer Holdings Corp 4,775
960,203 (b) Intuitive Surgical, Inc 475,560
5,630 (b) iRhythm Technologies, Inc 589
41,600 (a) Japan Lifeline Co Ltd 425
25,350 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 122
1,497,500 (a),(c) Jinxin Fertility Group Ltd 580
22,700 (a) JMDC, Inc 421
34,975 (b) Joint Corp 437
10,848 Jupiter Life Line Hospitals Ltd 202
244,000 Kangji Medical Holdings Ltd 222
598,690 Koninklijke Philips Electronics NV 15,241
108,724 (a) Korian-Medica 506
1,189,600 Kossan Rubber Industries Bhd 468
2,503,000 KPJ Healthcare Bhd 1,506
178,930 (b),(c) Krishna Institute of Medical Sciences Ltd 1,339
18,449 Labcorp Holdings, Inc 4,294
108,256 (b) Lantheus Holdings, Inc 10,566
1,231,259 (a) Life Healthcare Group Holdings Ltd 929
319,300 (b) LifeStance Health Group, Inc 2,127
2,538,000 (a),(b) Lifetech Scientific Corp 536
288,981 (b) LivaNova plc 11,351
19,816 (b) Lunit, Inc 673
22,400 (a) M3, Inc 256
60,663 Mani, Inc 532
59,741 (b) Masimo Corp 9,953
717,080 Max Healthcare Institute Ltd 9,172
108,986 McKesson Corp 73,346
5,388 (c) Medacta Group S.A. 770
161,800 Mediceo Paltac Holdings Co Ltd 2,524
127,625 Medicover AB 2,420
7,239,500 Medikaloka Hermina Tbk PT 463

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
17,400 (b) Medley, Inc $ 352
197,000 (a),(c) Medlive Technology Co Ltd 333
21,357 (a),(c) Medmix AG. 251
44,084 Menicon Co Ltd 369
371,341 (b) Merit Medical Systems, Inc 39,254
156 (a) Metall Zug AG.(B Shares) 194
24,367 (b),(c) Metropolis Healthcare Ltd 444
218,000 (a) MicroPort NeuroTech Ltd 325
621,700 (a) Microport Scientific Corp 638
34,426 (b) Middle East Healthcare Co 626
47,300 (a) Miraca Holdings, Inc 868
4,712,500 Mitra Keluarga Karyasehat Tbk PT 636
49,651 (b),(c) MLP Saglik Hizmetleri AS. 415
12,499 (b) Molina Healthcare, Inc 4,117
35,121 Mouwasat Medical Services Co 703
52,122 Nakanishi, Inc 749
216,889 (a),(b) Nanosonics Ltd 620
57,118 Narayana Hrudayalaya Ltd 1,127
18,636 National Medical Care Co 797
1,120,328 Network Healthcare Holdings Ltd 805
220,500 (a),(b),(c),(e) New Horizon Health Ltd 0 ^
137,954 (a) Nihon Kohden Corp 1,857
131,252 (a) Nipro Corp 1,191
159,379 (b),(e) NMC Health plc 0 ^
258,750 Odontoprev S.A. 473
842,800 Olympus Corp 11,033
592,665 (b) Option Care Health, Inc 20,714
66,091 (a),(b) Orpea S.A. 788
1,589 (b) Orthofix Medical, Inc 26
69,400 (b) PACS Group, Inc 780
30,644 (a) Paramount Bed Holdings Co Ltd 510
33,885 Pegavision Corp 370
253,472 (b) Pennant Group, Inc 6,375
192 (b) Penumbra, Inc 51
20,700 (a) PHC Holdings Corp 142
39,700 (b) Phreesia, Inc 1,015
79,000 (b),(e) Pihsiang Machinery Manufacturing Co Ltd 0 ^
23,620 Poly Medicure Ltd 619
547,475 (b) PolyNovo Ltd 397
20,877 Premier, Inc 402
294,736 (b) Privia Health Group, Inc 6,617
40,749 Pro Medicus Ltd 5,158
115,875 (b) Pulmonx Corp 780
24,425 Quest Diagnostics, Inc 4,133
223,929 (b) RadNet, Inc 11,134
688,099 Raffles Medical Group Ltd 510
41,762 Rainbow Children's Medicare Ltd 681
122,670 Ramsay Health Care Ltd 2,635
245,976 (c) Rede D'Or Sao Luiz S.A. 1,216
495,494 Regis Healthcare Ltd 2,109
16,325 Revenio Group Oyj 448
4,316,300 Riverstone Holdings Ltd 2,981
48,540 (b) RxSight, Inc 1,226
793,214 Ryman Healthcare Ltd 1,245
5,028 (a),(b) Sanara Medtech, Inc 155
355,319 (b) Saudi Chemical Co Holding 818
44,167 SD Biosensor, Inc 278
118,952 Sectra AB 2,839
152,637 Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 262
919,482 Shandong Weigao Group Medical Polymer Co Ltd 704
191,500 Shanghai Conant Optical Co Ltd 681
308,000 (a),(b) Shanghai MicroPort MedBot Group Co Ltd 669

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
58,532 Shanghai Pharmaceuticals Holding Co Ltd - A $ 150
310,927 Shanghai Pharmaceuticals Holding Co Ltd - H 448
16,903 Shanghai United Imaging Healthcare Co Ltd 284
45,222 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,459
15,100 Shenzhen New Industries Biomedical Engineering Co Ltd 121
69,636 Ship Healthcare Holdings, Inc 932
842,360 (b) SI-BONE, Inc 11,818
631,041 (c) Siemens Healthineers AG. 34,045
74,526 (a) Sienna Senior Living, Inc 860
1,269,423 (a) Sigma Healthcare Ltd 2,299
468,987 Sinopharm Group Co Ltd 1,088
617,306 Smith & Nephew plc 8,681
23,019 Sonic Healthcare Ltd 374
40,125 Sonova Holdings AG 11,716
959,059 (c) Spire Healthcare Group plc 2,198
1,145,900 Sri Trang Gloves Thailand PCL 241
88,368 (a) Straumann Holding AG. 10,698
419,572 Stryker Corp 156,186
1,829,641 (b) Supermax Corp Bhd 296
29,166 (a),(b) Surgical Science Sweden AB 357
204,800 Suzuken Co Ltd 6,765
583,832 Sysmex Corp 11,145
477,058 (b) Teladoc Health, Inc 3,797
13,700 Teleflex, Inc 1,893
594,651 (b) Tenet Healthcare Corp 79,981
1,240,300 Terumo Corp 23,337
45,830 Toho Pharmaceutical Co Ltd 1,367
9,909 (a) Tokai Corp (GIFU) 138
4,605,900 (b) Top Glove Corp Bhd 844
127,080 (b) Treace Medical Concepts, Inc 1,066
179,950 Uniphar plc 528
2,239,792 UnitedHealth Group, Inc 1,173,091
12,481 Universal Health Services, Inc (Class B) 2,345
38,425 Universal Vision Biotechnology Co Ltd 231
378,282 (b) Veeva Systems, Inc 87,621
156,500 (a),(b),(c) Venus MedTech Hangzhou, Inc 44
38,093 Vijaya Diagnostic Centre Pvt Ltd 447
153,249 (a),(b) Vimian Group AB 650
169,420 (b) Waystar Holding Corp 6,330
174,279 (b) Well Health Technologies Corp 501
20,342 (b) Xvivo Perfusion AB 572
523,300 (a),(b),(c) Yidu Tech, Inc 415
3,507 Ypsomed Holding AG. 1,357
480,474 Zimmer Biomet Holdings, Inc 54,380
162,500 (a),(b),(c) Zylox-Tonbridge Medical Technology Co Ltd 334
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,261,991
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
56,983 Amorepacific Corp 3,948
29,981 AMOREPACIFIC Group 409
14,491 (b) APR Corp 693
542,646 Beiersdorf AG. 70,101
433,089 (b) BellRing Brands, Inc 32,248
1,073,000 (a),(c) Blue Moon Group Holdings Ltd 475
240,248 Church & Dwight Co, Inc 26,449
8,485 Clorox Co 1,249
55,655 Colgate-Palmolive Co 5,215
109,055 Colgate-Palmolive India Ltd 3,045
7,482 Cosmax, Inc 839
3,150 (b) Coty, Inc 17
415,703 Dabur India Ltd 2,458
14,330 Earth Chemical Co Ltd 496
197,855 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 229

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
23,092 (a),(b) elf Beauty, Inc $ 1,450
150,588 Emami Ltd 1,018
50,900 Energizer Holdings, Inc 1,523
41,844 (a) Essity AB 1,189
16,858 Estee Lauder Cos (Class A) 1,113
243,800 (c) Giant Biogene Holding Co ltd 2,217
4,058 Gillette India Ltd 380
327,926 Godrej Consumer Products Ltd 4,435
112,000 Grape King Bio Ltd 478
620,136 Hengan International Group Co Ltd 1,733
7,131 Henkel KGaA 514
11,613 Henkel KGaA (Preference) 924
640,224 Hindustan Lever Ltd 16,907
74,570 (b) Honasa Consumer Ltd 201
1,087,785 (b) Honest Co, Inc 5,113
42,700 (b) Hyundai Bioscience Co Ltd 316
56,552,500 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,909
18,537 (a) Inter Parfums S.A. 798
41,420 (a) Intercos S.p.A 578
38,760 (c) Jamieson Wellness, Inc 823
126,668 Jyothy Labs Ltd 485
417,688 Kao Corp 18,080
5,241,790 Kenvue, Inc 125,698
23,110 Kimberly-Clark Corp 3,287
1,126,118 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 1,846
41,500 Kobayashi Pharmaceutical Co Ltd 1,572
14,602 Kolmar Korea Co Ltd 627
29,700 Kose Corp 1,232
7,140 LG Household & Health Care Ltd 1,521
239,200 Lion Corp 2,827
230,305 L'Oreal S.A. 85,603
334,880 (b) Microbio Co Ltd 264
26,798 Milbon Co Ltd 535
663,664 Natura & Co Holding S.A. 1,162
44,500 Noevir Holdings Co Ltd 1,272
27,280 (a),(b) Oddity Tech Ltd 1,180
66,365 (b) Ontex Group NV 610
3,381 (a) Pharmanutra S.p.A 182
899,100 Pigeon Corp 11,049
84,700 Pola Orbis Holdings, Inc 721
3,046,036 Procter & Gamble Co 519,105
794,056 Reckitt Benckiser Group plc 53,694
165,390 Rohto Pharmaceutical Co Ltd 2,476
75,596 Sarantis S.A. 1,050
178,900 (a) Shanghai Chicmax Cosmetic Co Ltd 1,095
258,290 Shiseido Co Ltd 4,898
52,900 Spectrum Brands Holdings, Inc 3,785
730,023 Uni-Charm Corp 5,814
5,584,455 Unilever plc 333,208
17,612 (b) VT Co Ltd 375
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,376,743
INSURANCE - 3.2%
181,299 Admiral Group plc 6,694
1,069,138 Aegon NV 7,022
12,677,207 AIA Group Ltd 95,965
30,068 (b) Al Rajhi Co for Co-operative Insurance 1,128
338,651 Allianz AG. 129,605
678,036 Allstate Corp 140,401
3,394,654 Alm Brand AS 8,142
79,927 (b) AMBAC Financial Group, Inc 699
43,250 American Financial Group, Inc 5,680
1,964,329 American International Group, Inc 170,779

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
107,060 Amerisafe, Inc $ 5,626
92,336 Anadolu Hayat Emeklilik AS 214
185,275 Anadolu Sigorta 454
422,585 Aon plc 168,649
1,841,156 Arch Capital Group Ltd 177,082
124,502 ASR Nederland NV 7,157
22,245 Assurant, Inc 4,666
21,328 Assured Guaranty Ltd 1,879
95,373 AUB Group Ltd 1,849
3,415,185 Aviva plc 24,614
2,566,899 AXA S.A. 109,673
759,479 Axis Capital Holdings Ltd 76,130
242,500 Bangkok Life Assurance PCL 130
206,700 (b) Bangkok Life Assurance PCL 110
2,598,800 Bangkok Life Assurance PCL 1,389
518,546 BB Seguridade Participacoes S.A. 3,662
4,209,911 Beazley plc 50,703
37,010 (b) Bowhead Specialty Holdings, Inc 1,504
17,015 Brookfield Wealth Solutions Ltd 889
63,133 Bupa Arabia for Cooperative Insurance Co 2,972
442,400 Caixa Seguridade Participacoes S 1,156
7,377,215 Cathay Financial Holding Co Ltd 13,766
225,000 Central Reinsurance Co Ltd 185
12,318,435 China Development Financial Holding Corp 6,433
1,202,132 China Insurance International Holdings Co Ltd 1,830
5,905,790 China Life Insurance Co Ltd 11,416
135,675 China Life Insurance Co Ltd (Class A) 704
358,700 China Pacific Insurance Group Co Ltd - A 1,592
2,074,009 China Pacific Insurance Group Co Ltd - H 6,534
440,719 Chubb Ltd 133,093
54,020 Clal Insurance Enterprises Holdings Ltd 1,327
148,900 CNO Financial Group, Inc 6,202
54,840 Co for Cooperative Insurance 2,087
78,162 Coface S.A. 1,499
421,404 Conduit Holdings Ltd 1,816
3,630,000 (b),(e) Convoy Global Holdings Ltd 5
2,567,600 Dai-ichi Life Holdings, Inc 19,605
77,783 Definity Financial Corp 3,456
1,092,682 Direct Line Insurance Group plc 3,976
410,557 (a) Discovery Ltd 4,467
35,965 Dongbu Insurance Co Ltd 2,173
150,072 Everest Re Group Ltd 54,526
14,167 Fairfax Financial Holdings Ltd 20,475
171,652 Fidelis Insurance Holdings Ltd 2,781
789,170 Fidelity National Financial, Inc 51,359
6,380,283 Fubon Financial Holding Co Ltd 16,590
140,715 Gallagher (Arthur J.) & Co 48,580
560,168 Globe Life, Inc 73,785
130,710 (b) Go Digit General Insurance Ltd 442
195,505 Great-West Lifeco Inc 7,660
1,384,375 (b) Hamilton Insurance Group Ltd 28,698
104,015 Hannover Rueckversicherung AG. 31,002
2,711,114 Hanwha Life Insurance Co Ltd 4,711
88,346 Harel Insurance Investments & Financial Services Ltd 1,413
759,733 (c) HDFC Life Insurance Co Ltd 6,072
1,028,408 Hiscox Ltd 15,623
493,074 Hyundai Marine & Fire Insurance Co Ltd 7,343
65,918 iA Financial Corp, Inc 6,260
181,799 (c) ICICI Lombard General Insurance Co Ltd 3,806
290,422 (c) ICICI Prudential Life Insurance Co Ltd 1,912
1,670,314 Insurance Australia Group Ltd 8,125
125,084 Intact Financial Corp 25,556

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
55,453 (b) IRB-Brasil Resseguros S.A. $ 498
1,364,400 Japan Post Holdings Co Ltd 13,681
136,100 Japan Post Insurance Co Ltd 2,774
887,092 Just Group plc 1,684
26,519 Kemper Corp 1,773
30,404 Kinsale Capital Group, Inc 14,798
133,943 Korean Reinsurance Co 745
753,525 Lancashire Holdings Ltd 5,626
5,695,759 Legal & General Group plc 17,962
46,600 (a),(b) Lifenet Insurance Co 544
402,371 (a) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 529
2,275,261 Mandatum Holding Oy 13,789
1,213,675 Manulife Financial Corp 37,817
789,493 (a) Mapfre S.A. 2,432
1,207,252 Marsh & McLennan Cos, Inc 294,606
199,885 (b) Max Financial Services Ltd 2,674
1,953,182 Medibank Pvt Ltd 5,459
51,626 (b) Mediterranean and Gulf Cooperative Insurance and Reinsurance Co 307
19,167 Menora Mivtachim Holdings Ltd 959
385,933 Mercuries & Associates Holding Ltd 159
2,490,279 Mercuries Life Insurance Co Ltd 469
77,800 Mercury General Corp 4,349
1,489,799 Metlife, Inc 119,616
346,517 Migdal Insurance & Financial Holdings Ltd 629
912,547 Mitsui Sumitomo Insurance Group Holdings, Inc 19,846
5,335,735 Momentum Metropolitan Holdings 9,083
131,190 Muenchener Rueckver AG. 82,875
110,965 New China Life Insurance Co Ltd - A 789
771,365 New China Life insurance Co Ltd - H 2,949
380,094 nib holdings Ltd 1,639
958,980 NN Group NV 53,363
3,676,861 Old Mutual Ltd 2,386
197,190 Old Republic International Corp 7,734
1,188,981 (b) Oscar Health, Inc 15,588
635,863 OUTsurance Group Ltd 2,417
9,718,600 (b) Panin Financial Tbk PT 215
259,007 (b) PB Fintech Ltd 4,783
7,532,388 People's Insurance Co Group of China Ltd 3,902
593,015 People's Insurance Co Group of China Ltd (Class A) 558
183,641 Phoenix Holdings Ltd 3,413
5,551,556 PICC Property & Casualty Co Ltd 10,280
5,246,476 Ping An Insurance Group Co of China Ltd 31,316
7,898,067 Ping An Insurance Group Co of China Ltd (Class A) 56,272
359,094 (c) Poste Italiane S.p.A 6,406
393,470 (a) Power Corp of Canada 13,912
466,452 Powszechny Zaklad Ubezpieczen S.A. 6,777
68,565 Primerica, Inc 19,509
95,866 Principal Financial Group 8,088
1,090,888 Progressive Corp 308,732
45,126 Protector Forsikring ASA 1,457
7,018,425 Prudential plc 75,736
1,067,780 QBE Insurance Group Ltd 14,754
155,700 (a) Qualitas Controladora SAB de C.V. 1,353
24,807 (b) Rasan Information Technology Co 540
174,113 Reinsurance Group of America, Inc (Class A) 34,283
81,993 (b) Religare Enterprises Ltd 224
63,787 RenaissanceRe Holdings Ltd 15,309
5,230 (a),(b) Root, Inc 698
43,642 Ryan Specialty Holdings, Inc 3,224
23,889 Samsung Fire & Marine Insurance Co Ltd 5,830
62,003 Samsung Life Insurance Co Ltd 3,505
1,383,184 Sanlam Ltd 6,243

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
123,817 Santam Ltd $ 2,520
37,552 (b) Saudi Reinsurance Co 482
352,615 (c) SBI Life Insurance Co Ltd 6,360
125,348 SCOR SE 3,620
169,890 (a) Selective Insurance Group, Inc 15,552
11,344,980 Shin Kong Financial Holding Co Ltd 4,187
176,000 Shinkong Insurance Co Ltd 591
2,148,462 Sompo Holdings, Inc 65,423
791,754 (b) Star Health & Allied Insurance Co Ltd 3,300
903,619 Steadfast Group Ltd 3,286
1,168,261 Storebrand ASA 14,818
404,285 Sun Life Financial, Inc 23,138
768,044 Suncorp-Metway Ltd 9,302
23,187 Swiss Life Holding 21,154
248,500 Syarikat Takaful Malaysia Keluarga Bhd 203
347,300 T&D Holdings, Inc 7,433
46,404 Talanx AG. 4,881
11,490,200 Thai Life Insurance PCL 3,873
150,158 Tiptree, Inc 3,617
1,262,600 Tokio Marine Holdings, Inc 49,119
948 Travelers Cos, Inc 251
37,010 (b) Trisura Group Ltd 860
306 (b) Trupanion, Inc 11
1,045,151 Tryg A.S. 24,863
872,990 Turkiye Sigorta AS 416
501,491 (b) TWFG, Inc 15,501
274,869 Unipol Gruppo S.p.A 4,400
194,812 Uniqa Versicherungen AG. 2,071
31,390 United Fire Group, Inc 925
177,670 United Insurance Holdings Corp 2,056
15,280 Universal Insurance Holdings, Inc 362
412,769 Unum Group 33,624
32,699 Vienna Insurance Group AG Wiener Versicherung Gruppe 1,442
58,797 (b) Walaa Cooperative Insurance Co 317
168,132 Willis Towers Watson plc 56,820
16,546 Wuestenrot & Wuerttembergische AG. 239
561,600 (b),(c) ZhongAn Online P&C Insurance Co Ltd 888
302,449 Zurich Insurance Group AG 211,112
TOTAL INSURANCE 3,824,392
MATERIALS - 4.4%
155,427 Aarti Industries Ltd 708
241,659 Abou Kir Fertilizers & Chemical Industries 272
153,885 Acerinox S.A. 1,803
64,638 ADEKA Corp 1,167
166,960 (b) Advanced Emissions Solutions, Inc 696
7,131 Advanced Nano Products Co Ltd 282
53,482 (b) Advanced Petrochemical Co 440
109,675 AECI Ltd 582
100,898 (a) African Rainbow Minerals Ltd 806
99,851 (a) Afrimat Ltd 318
15,643 AGI Greenpac Ltd 136
524,111 Agnico Eagle Mines Ltd 56,819
419,598 Agnico-Eagle Mines Ltd 45,460
47,052 Aica Kogyo Co Ltd 1,036
606,563 Air Liquide 115,214
214,979 Air Products & Chemicals, Inc 63,402
146,600 Air Water, Inc 1,854
45,177 Akcansa Cimento AS 197
7,443 Akzo Nobel India Ltd 313
149,516 Akzo Nobel NV 9,208
258,246 Al Masane Al Kobra Mining Co 3,971
356,484 Alamos Gold, Inc 9,525

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
15,803 (a) Albemarle Corp $ 1,138
70,271 Alcoa Corp 2,143
81,145 (a) Algoma Steel Group, Inc 440
14,012 Alkyl Amines Chemicals 265
33,618 (b) Allegheny Technologies, Inc 1,749
149,780 Alleima AB 1,255
1,090,731 (b) Allied Gold Corp 3,714
33,000 Allied Supreme Corp 272
292,100 (a) Alpek SAB de C.V. 149
836,253 (b) Alpha HPA Ltd 437
37,111 Altius Minerals Corp 639
73,529 (a) Altri SGPS S.A. 475
38,566 Alujain Corp 403
3,191,964 Aluminum Corp of China Ltd 2,002
673,787 Aluminum Corp of China Ltd (Class A) 695
495,599 Ambuja Cements Ltd 3,106
547,973 Amcor plc 5,315
4,969 American Vanguard Corp 22
30,671 (a) AMG Advanced Metallurgical Group NV 478
4,956,900 (b) Amman Mineral Internasional PT 1,601
71,492 (a) Anglo American Platinum Ltd 2,875
2,217,486 Anglo American plc 62,152
386,727 AngloGold Ashanti UK Ltd 14,516
1,067,565 Anhui Conch Cement Co Ltd 3,019
199,045 Anhui Conch Cement Co Ltd (Class A) 666
473,394 Antofagasta plc 10,307
18,784 Anupam Rasayan India Ltd 166
36,602 APERAM S.A. 1,193
133,198 APL Apollo Tubes Ltd 2,373
21,171 Aptargroup, Inc 3,141
327,294 Arabian Cement Co 2,347
285,535 ArcelorMittal S.A. 8,248
29,351 Archean Chemical Industries Ltd 177
58,034 ARE Holdings, Inc 769
127,371 (b) Aris Mining Corp 589
227,753 Arkema 17,439
1,053,886 Asahi Kasei Corp 7,388
8,700 (a) Asahi Organic Chemicals Industry Co Ltd 211
107 Ashland, Inc 6
1,740,044 Asia Cement Corp 2,459
12,981 (b),(e) Asia Pacific Investment Partners Limited 0 ^
302,331 Asian Paints Ltd 8,260
113,927 Atalaya Mining plc 490
12,057 Atul Ltd 864
25,025 (b) Aurubis AG. 2,374
11,048 Avery Dennison Corp 1,966
12,371,000 Avia Avian Tbk PT 303
498,908 Avient Corp 18,539
1,446,769 (b) Axalta Coating Systems Ltd 47,989
97,980 (b) Aya Gold & Silver, Inc 757
4,571,497 B2Gold Corp 12,993
11,265 Balaji Amines Ltd 158
66,320 Balchem Corp 11,009
63,037 Ball Corp 3,282
1,147,567 Baoshan Iron & Steel Co Ltd 1,139
17,564,338 Barito Pacific Tbk PT 747
1,448,588 Barrick Gold Corp 28,125
9,291 BASF India Ltd 480
1,197,452 BASF SE 60,027
1,980,869 (b) Baticim Bati Anadolu Cimento Sanayii AS 228
11,343 Bayer CropScience Ltd 649
1,506,000 BBMG Corp (Class H) 144

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
49,800 Beijing Oriental Yuhong Waterproof Technology Co Ltd $ 94
31,026 Bekaert S.A. 1,115
1,074,275 (b),(e) Bellevue Gold Ltd 769
48,095 Berry Global Group, Inc 3,358
7,309,436 BHP Billiton Ltd 177,350
273,467 (a) BHP Group Ltd 6,575
187,802 Billerud AB 1,939
4,000 (a),(b),(e) Bio On Spa 0 ^
28,588 Birla Corp Ltd 352
369,199 BlueScope Steel Ltd 4,945
100,517 Boliden AB 3,298
28,950 (b) Borusan Mannesmann Boru Sanayi ve Ticaret AS. 283
390,308 Boubyan Petrochemicals Co KSCP 867
207,700 Bradespar S.A. 652
167,200 (b) Braskem S.A. 322
185,280 Breedon Group plc 1,073
68,255 Brickworks Ltd 1,040
72,027 Buzzi Unicem S.p.A. 3,466
28,200 C Uyemura & Co Ltd 1,902
2,416,108 (b) Calibre Mining Corp 5,373
53,237 (b) Canfor Corp 559
45,797 (b) CAP S.A. 248
269,906 (b) Capricorn Metals Ltd 1,372
495,300 (b) Capstone Copper Corp 2,550
85,783 Carborundum Universal Ltd 1,016
50,210 Carpenter Technology Corp 9,097
72,319 (a) Cascades, Inc 487
343,430 Castrol India Ltd 811
124,454 CCL Industries 6,079
14,729 Celanese Corp (Series A) 836
40,305 Cementir Holding NV 582
506,683 Cementos Argos S.A. 1,241
11,806,930 Cemex S.A. de C.V. 6,664
1,445,285 Centerra Gold, Inc 9,170
209,435 (b) Century Aluminum Co 3,887
154,000 Century Iron & Steel Industrial Co Ltd 745
45,282 Century Plyboards India Ltd 374
41,481 Century Textiles & Industries Ltd 946
25,174 CF Industries Holdings, Inc 1,967
119,148 Chambal Fertilisers and Chemicals Ltd 867
332,703 Champion Iron Ltd 1,017
6,203,000 Chandra Asri Pacific Tbk PT 2,697
59,219 (b) Chemplast Sanmar Ltd 300
632,000 Cheng Loong Corp 358
25,500 Chifeng Jilong Gold Mining Co Ltd 81
1,448,000 China BlueChemical Ltd 355
2,193,605 China Hongqiao Group Ltd 4,538
202,329 China Jushi Co Ltd 360
2,963,614 China Molybdenum Co Ltd 2,450
879,144 China Molybdenum Co Ltd (Class A) 927
5,409,635 (a) China National Building Material Co Ltd 2,792
1,100,000 China Nonferrous Mining Corp Ltd 798
170,529 China Northern Rare Earth Group High-Tech Co Ltd 533
3,297,000 China Petrochemical Development Corp 734
52,900 China Rare Earth Resources And Technology Co Ltd 231
1,758,000 China Resources Cement Holdings Ltd 391
1,316,000 (a) China Risun Group Ltd 422
141,000 China Steel Chemical Corp 403
9,230,568 China Steel Corp 6,257
3,566,251 China XLX Fertiliser Ltd 1,914
4,462,240 (a),(b),(e) China Zhongwang Holdings Ltd 6
28,078 (a) Chugoku Marine Paints Ltd 399

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
712,000 Chung Hung Steel Corp $ 445
328,000 Chung Hwa Pulp Corp 149
200,676 (b) Cia Brasileira de Aluminio 169
167,800 Cia de Ferro Ligas da Bahia FERBASA 213
126,860 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,983
336,300 Cia Siderurgica Nacional S.A. 558
367,588 Cimsa Cimento Sanayi VE Ticaret AS. 499
124,200 Citic Pacific Special Steel Group Co Ltd 212
69,985 City Cement Co 392
118,330 (a) Clariant AG. 1,282
20,523 Clean Science & Technology Ltd 280
253,517 (a),(b) Clearwater Paper Corp 6,432
214,019 (b) Cleveland-Cliffs, Inc 1,759
1,765,654 (b) Coeur Mining, Inc 10,453
320,764 Commercial Metals Co 14,758
86,132 (b) Companhia Vale do Rio Doce 5
1,401,617 Companhia Vale do Rio Doce (ADR) 13,988
983,197 (b) Constellium SE 9,920
47,770 Corbion NV 1,010
95,978 Coromandel International Ltd 2,218
626,223 (c) Coronado Global Resources, Inc 130
3,389,478 Corteva, Inc 213,300
38,377 Corticeira Amorim SGPS S.A. 332
21,928 (b) Cosmochemical Co Ltd 229
147,261 (b) Covestro AG. 9,458
2,196,078 CRH plc 193,189
17,896 Croda International plc 680
97,812 Crown Holdings, Inc 8,731
220,100 CSG Holding Co Ltd 57
1,389,200 D&L Industries, Inc 129
9,018 Daelim Industrial Co 200
188,500 Daicel Chemical Industries Ltd 1,642
109,355 Daido Steel Co Ltd 872
67,501 Dainippon Ink and Chemicals, Inc 1,376
83,699 (a) Daio Paper Corp 460
54,464 (b) Dakota Gold Corp 144
52,000 Daxin Materials Corp 260
13,186 DCM Shriram Ltd 166
1,761,577 (b) De Grey Mining Ltd 2,368
56,278 Deepak Fertilisers & Petrochemicals Corp Ltd 731
43,916 Deepak Nitrite Ltd 1,016
71,749 (a) Denki Kagaku Kogyo KK 1,026
2,782,195 Deterra Royalties Ltd 6,293
335,310 Dexco S.A. 316
6,060 Dhanuka Agritech Ltd 91
30,379 Dongjin Semichem Co Ltd 610
3,372 Dongwon Systems Corp 75
1,054,000 (a) Dongyue Group Ltd 1,235
97,316 Dow, Inc 3,398
40,379 (a) DOWA HOLDINGS CO Ltd 1,254
385,527 DRDGOLD Ltd 596
1,232,297 DSM-Firmenich AG. 121,995
128,320 (a) Dundee Precious Metals, Inc 1,701
2,892,373 DuPont de Nemours, Inc 216,002
13,880 Eagle Materials, Inc 3,080
10,598 East Pipes Integrated Co for Industry 421
59,660 Eastern Province Cement Co 572
30,253 Eastman Chemical Co 2,666
56,423 Ecolab, Inc 14,304
65,163 (b) EID Parry India Ltd 597
174,697 (b) Eldorado Gold Corp 2,937
257,321 Element Solutions, Inc 5,818

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
528,743 Elementis plc $ 888
241,189 (c) Elkem ASA 481
442,551 (b) Emerald Resources NL 1,037
880,230 Empresas CMPC S.A. 1,446
948 EMS-Chemie Holding AG. 646
110,084 (a) Ence Energia y Celulosa S.A. 373
10,747 (b) Enchem Co Ltd 482
192,529 Endeavour Mining plc 4,540
208,072 (a),(b) Endeavour Silver Corp 888
122,091 EPL Ltd 287
314,557 (b) Equinox Gold Corp 2,162
6,620 (a) Eramet 359
2,686,053 Eregli Demir ve Celik Fabrikalari TAS 1,594
84,619 (a),(b) ERO Copper Corp 1,025
783,850 Eternal Chemical Co Ltd 662
164,000 EVERGREEN Steel Corp 438
1,714,658 Evolution Mining Ltd 7,672
96,751 Evonik Industries AG. 2,097
386,000 Feng Hsin Iron & Steel Co 791
136,442 Ferrexpo plc 97
7,567 Fine Organic Industries Ltd 354
220,875 Finolex Industries Ltd 462
1,286,478 (b),(e) Firefinch Ltd 8
345,645 First Majestic Silver Corp 2,311
594,222 First Quantum Minerals Ltd 7,990
52,629 FMC Corp 2,220
236,949 (b) Foran Mining Corp 599
2,675,139 Formosa Chemicals & Fibre Corp 2,119
3,204,019 Formosa Plastics Corp 3,560
1,429,793 Fortescue Metals Group Ltd 13,839
1,766,773 (b) Fortuna Silver Mines, Inc 10,743
41,520 FP Corp 782
161,152 Franco-Nevada Corp 25,346
3,798,468 Freeport-McMoRan, Inc (Class B) 143,810
56,338 FUCHS SE 2,714
1,305,000 Fufeng Group Ltd 1,024
34,577 Fuji Seal International, Inc 606
43,425 Fujimi, Inc 551
14,330 Fujimori Kogyo Co Ltd 390
15,900 Fuso Chemical Co Ltd 368
80,285 (b) G Mining Ventures Corp 1,047
11,151 Galaxy Surfactants Ltd 267
76,980 Ganfeng Lithium Group Co Ltd 360
5,606 Garware Hi-Tech Films Ltd 257
778,246 (b) Gascoyne Resources Ltd 927
146,300 GCC SAB de C.V. 1,343
875,600 (a),(b) Genesis Minerals Ltd 2,056
1,046,780 Gerdau S.A. (Preference) 2,968
62,969 GHCL Ltd 451
12,508 Givaudan S.A. 53,697
30,378,180 Glencore plc 111,188
579,000 (a),(b) Global New Material International Holdings Ltd 266
417,000 Gloria Material Technology Corp 566
197,705 Godawari Power and Ispat Ltd 414
688,506 Gold Fields Ltd 15,212
5,660,327 Gold Road Resources Ltd 10,308
728,000 Goldsun Development & Construction Co Ltd 900
86,987 Granges AB 990
212,429 Grasim Industries Ltd 6,470
17,869 Gravita India Ltd 379
605,755 (b),(e) Great Basin Gold Ltd 4
7,780,526 (b) Greatland Gold plc 1,204

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
47,969 Greenpanel Industries Ltd $ 127
2,488 Greif, Inc (Class B) 148
49,107 (b) Grupa Azoty S.A. 262
8,766 Grupa Kety S.A. 1,878
2,400,438 Grupo Mexico S.A. de C.V. (Series B) 12,002
63,524 Guangzhou Tinci Materials Technology Co Ltd 163
72,229 (b) Gubre Fabrikalari TAS 501
17,665 Gujarat Alkalies & Chemicals Ltd 119
21,772 Gujarat Fluorochemicals Ltd 1,020
65,223 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 377
152,884 Gujarat State Fertilizers & Chemicals Ltd 316
8,530 Gulf Oil Lubricants India Ltd 114
21,515 Hanil Cement Co Ltd 232
7,604 Hansol Chemical Co Ltd 618
97,649 Hanwha Chemical Corp 1,233
429,151 Harmony Gold Mining Co Ltd 6,285
825,000 Hecla Mining Co 4,587
746,159 HeidelbergCement AG. 128,621
67,346 HeidelbergCement India Ltd 155
2,810,871 (b) Hektas Ticaret TAS 244
140,900 Henan Shenhuo Coal & Power Co Ltd 365
358,869 Hengli Petrochemical Co Ltd 761
231,129 Hexpol AB 2,021
1,115,700 Hextar Global Bhd 221
69,781 Hill & Smith Holdings plc 1,584
121,598 Himadri Speciality Chemical Ltd 601
1,045,082 Hindalco Industries Ltd 8,293
269,130 Hindustan Copper Ltd 690
858,488 Hochschild Mining plc 2,939
81,929 (a) Hokuetsu Paper Mills Ltd 673
402,748 Holcim Ltd 43,341
18,636 (a) Holmen AB 738
11,994 Honam Petrochemical Corp 535
26,800 Hoshine Silicon Industry Co Ltd 203
241,000 Hsin Kuang Steel Co Ltd 341
883,000 (a) Huabao International Holdings Ltd 279
227,000 Huafon Chemical Co Ltd 243
148,700 Huaibei Mining Holdings Co Ltd 268
339,855 HudBay Minerals, Inc 2,577
84,609 Huhtamaki Oyj 3,012
247,011 Hunan Valin Steel Co Ltd 170
259,623 Huntsman Corp 4,099
2,312 Hyosung Advanced Materials Corp 275
7,135 Hyosung TNC Corp 1,056
74,304 Hyundai Steel Co 1,268
2,168,990 (b) Iamgold Corp 13,535
374,386 (c) Ibstock plc 823
368,659 Iluka Resources Ltd 899
460,291 Imdex Ltd 857
27,795 Imerys S.A. 907
699,360 Impala Platinum Holdings Ltd 4,815
1,644,839 Incitec Pivot Ltd 2,638
1,043,300 Indah Kiat Pulp & Paper Tbk PT 309
598,028 Independence Group NL 1,491
58,819 (b) India Cements Ltd 190
9,864 Indigo Paints Ltd 108
153,121 (a),(b) Industrias Penoles S.A. de C.V. 2,841
2,268,718 Inner Mongolia BaoTou Steel Union Co Ltd 560
517,088 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 390
218,043 Innospec, Inc 20,660
49,934 (b) Interfor Corp 519
56,919 International Flavors & Fragrances, Inc 4,417

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
135,614 International Paper Co $ 7,235
201,589 (a),(b) IperionX Ltd 379
1,900 (a) Ise Chemicals Corp 289
107,284 Israel Chemicals Ltd 609
3,007 Israel Corp Ltd 811
15,735 (b) ISU Specialty Chemical 459
621,244 (b) Ivanhoe Mines Ltd 5,275
115,890 (b) Jai Balaji Industries Ltd 185
304,848 (b) James Hardie Industries plc 7,275
54,122 (b) Jastrzebska Spolka Weglowa S.A. 319
33,400 JCHX Mining Management Co Ltd 183
17,500 JCU Corp 380
485,849 (a) JFE Holdings, Inc 5,965
221,100 Jiangsu Eastern Shenghong Co Ltd 253
21,100 Jiangsu Yoke Technology Co Ltd 181
924,115 Jiangxi Copper Co Ltd 1,626
98,809 Jiangxi Copper Co Ltd (Class A) 315
46,027 Jinan Acetate Chemical Co Ltd 1,205
2,433,000 (a),(e) Jinchuan Group International Resources Co Ltd 150
184,680 Jindal Saw Ltd 579
267,967 Jindal Stainless Ltd 1,813
314,576 Jindal Steel & Power Ltd 3,329
178,100 Jinduicheng Molybdenum Co Ltd 260
208,700 (b) Jinshan Gold Mines, Inc 1,503
28,600 JK Cement Ltd 1,645
45,172 JK Lakshmi Cement Ltd 408
60,349 JK Paper Ltd 219
135,764 Johnson Matthey plc 2,334
467,338 JSW Steel Ltd 5,764
60,729 Jubilant Ingrevia Ltd 460
137,573 K&S AG. 1,880
204,204 (b) K92 Mining, Inc 1,761
37,015 Kaneka Corp 945
310,370 Kansai Nerolac Paints Ltd 843
114,400 (a) Kansai Paint Co Ltd 1,635
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 546
3,832 KCC Corp 661
11,200 (a) KeePer Technical Laboratory Co Ltd 283
103,875 Kemira Oyj 2,259
3,507,215 Keppel Infrastructure Trust 1,109
107,658 KGHM Polska Miedz S.A. 3,519
25,100 KH Neochem Co Ltd 424
1,028,610 Kinross Gold Corp 12,959
48,552 Kirloskar Ferrous Industries Ltd 266
61,202 Kirloskar Oil Engines Ltd 514
612,851 Klabin S.A. 2,004
121,191 (b) Knife River Corp 10,933
675,400 (a) Kobe Steel Ltd 7,839
346,413 Kocaer Celik Sanayi Ve Ticaret AS. 114
16,044 Kolon Industries, Inc 320
40,316 Konishi Co Ltd 317
1,326 (b) Konya Cimento Sanayii 199
3,187 Korea Zinc Co Ltd 1,688
838,418 (b) Koza Altin Isletmeleri AS 641
110,771 (b) Koza Anadolu Metal Madencilik Isletmeleri AS 253
200,110 Kronos Worldwide, Inc 1,497
13,600 Krosaki Harima Corp 235
36,510 (b),(e) Kum Yang Co Ltd 245
48,869 Kumba Iron Ore Ltd 832
8,940 Kumho Petrochemical Co Ltd 738
49,548 Kumiai Chemical Industry Co Ltd 275
246,100 Kuraray Co Ltd 3,033

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
32,000 KUREHA CORP $ 590
10,716 Kyoei Steel Ltd 135
46,173 (a) Labrador Iron Ore Royalty Corp 944
203,500 Lafarge Malayan Cement BHD 223
33,409 Lake Materials Co Ltd 318
75,354 Lanxess AG. 2,292
63,295 Laxmi Organic Industries Ltd 129
132,954 LB Group Co Ltd 327
1,196,000 Lee & Man Paper Manufacturing Ltd 335
19,454 Lenzing AG. 570
816,893 (a),(e) Leo Lithium Ltd 31
38,304 LG Chem Ltd 6,441
1,481,573 (b) Linde plc 689,880
33,600 Lintec Corp 623
1,303,493 (a),(b) Liontown Resources Ltd 515
186,420 (a),(b) Lithium Americas Corp 504
82,777 (a),(b) Lithium Argentina AG. 176
684,477 Longchen Paper & Packaging Co Ltd 212
14,919 LOTTE Fine Chemical Co Ltd 377
92,754 Lundin Gold, Inc 2,872
644,914 (a) Lundin Mining Corp 5,225
687,840 (a),(b) Lynas Corp Ltd 3,012
36,123 LyondellBasell Industries NV 2,543
1,166,000 (b) Maanshan Iron & Steel Co Ltd 279
55,014 (b) MAC Copper Ltd 545
266,466 Maeda Kosen Co Ltd 3,400
81,883 (b) MAG. Silver Corp 1,246
620,468 Maharashtra Seamless Ltd 4,921
170,211 (b) Major Drilling Group International 949
199,959 Marshalls plc 633
25,582 Martin Marietta Materials, Inc 12,232
51,700 Maruichi Steel Tube Ltd 1,151
12,421 Meghmani Finechem Ltd 276
191,700 Meihua Holdings Group Co Ltd 274
6,804,600 (b) Merdeka Copper Gold Tbk PT 584
4,315,760 Mesaieed Petrochemical Holding Co 1,702
541,900 Metalurgica Gerdau S.A. 850
58,695 (a) Methanex Corp 2,058
39,208 (b) Middle East Paper Co 325
150,469 Mineral Resources Ltd 2,272
149,517 Minerals Technologies, Inc 9,505
27,572 (c) Mishra Dhatu Nigam Ltd 87
7,500 Mitani Sekisan Co Ltd 324
1,145,134 Mitsubishi Chemical Holdings Corp 5,659
132,800 (a) Mitsubishi Gas Chemical Co, Inc 2,075
88,400 (a) Mitsubishi Materials Corp 1,450
127,600 Mitsui Chemicals, Inc 2,866
62,364 Mitsui Mining & Smelting Co Ltd 1,827
910 Miwon Commercial Co Ltd 115
3,620,000 (b) MMG Ltd 1,249
41,763 MOIL Ltd 156
59,349 (b) Mondi plc 885
275,412 Mosaic Co 7,439
16,403 (a),(b) MP Materials Corp 400
157,348 (a) M-real Oyj (B Shares) 588
679,190 Myers Industries, Inc 8,103
47,000 Nan Pao Resins Chemical Co Ltd 515
3,968,887 Nan Ya Plastics Corp 3,616
314,900 Nanjing Iron & Steel Co Ltd 200
200,000 Nantex Industry Co Ltd 179
2,393,198 National Aluminium Co Ltd 4,875
294,334 (b) National Industrialization Co 732

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
26,332 Navin Fluorine International Ltd $ 1,295
11,762 Neogen Chemicals Ltd 212
644,667 (b) New Gold, Inc 2,383
2,919 NewMarket Corp 1,653
883,275 Newmont Goldcorp Corp 42,645
111,106 (b) NGEx Minerals Ltd 1,008
1,438,513 Nickel Industries Ltd 539
310,681 Nihon Parkerizing Co Ltd 2,470
1,368,000 (a) Nine Dragons Paper Holdings Ltd 578
386,206 Ningxia Baofeng Energy Group Co Ltd 774
126,166 Nippon Kayaku Co Ltd 1,191
312,303 Nippon Light Metal Holdings Co Ltd 3,181
800,900 Nippon Paint Co Ltd 6,014
77,980 (a) Nippon Paper Industries Co Ltd 524
13,700 Nippon Pillar Packing Co Ltd 307
90,312 Nippon Shokubai Co Ltd 1,052
30,368 (a) Nippon Soda Co Ltd 590
808,627 (a) Nippon Steel Corp 17,305
112,400 Nissan Chemical Industries Ltd 3,347
8,314 (a) Nittetsu Mining Co Ltd 367
595,000 Nitto Denko Corp 11,005
2,579,737 NMDC Ltd 2,063
623,733 (b) NMDC Steel Ltd 242
102,670 NOCIL Ltd 209
178,546 NOF Corp 2,426
1,627,756 Norsk Hydro ASA 9,410
305,805 (a) Northam Platinum Holdings Ltd 2,189
93,742 Northern Region Cement Co 224
966,312 Northern Star Resources Ltd 11,156
219,233 (b) Novagold Resources, Inc 640
318,263 Novozymes A.S. 18,531
335,594 Nucor Corp 40,385
298,211 Nufarm Ltd 743
54,336 Nuh Cimento Sanayi AS. 377
1,040,359 (a) Nutrien Ltd 51,633
109,674 (b) Nuvoco Vistas Corp Ltd 394
568,812 OceanaGold Corp 1,897
12,538 OCI Co Ltd 555
89,950 OCI NV 1,045
527,880 (b) O-I Glass, Inc 6,055
707,100 (a) OJI Paper Co Ltd 2,964
7,200 Okamoto Industries, Inc 244
41,555 Olympic Steel, Inc 1,310
148,753 Omnia Holdings Ltd 548
762,836 (b) Ora Banda Mining Ltd 523
739,000 (a) Orbia Advance Corp SAB de C.V. 563
474,090 Orica Ltd 5,067
70,758 Orient Cement Ltd 280
46,030 Orion S.A. 595
1,245 (b) Orissa Minerals Development Co Ltd 72
182,002 (b) Orla Mining Ltd 1,700
1,168,266 Orora Ltd 1,379
68,400 (a) Osaka Soda Co Ltd 747
13,400 Osaka Steel Co Ltd 256
136,155 (a) Osisko Gold Royalties Ltd 2,873
322,800 (a) Outokumpu Oyj 1,217
863,601 (b) Oyak Cimento Fabrikalari AS 692
1,064,800 Pabrik Kertas Tjiwi Kimia Tbk PT 314
87,157 Packaging Corp of America 17,259
1,635,687 Pan African Resources plc 897
311,920 Pan American Silver Corp (Toronto) 8,057
469,566 (b) Pangang Group Vanadium Titanium & Resources Co Ltd 183

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
229,073 (c) Paradeep Phosphates Ltd $ 276
154,438 PCBL Ltd 759
5,891,110 Perenti Ltd 4,939
5,079,351 Perseus Mining Ltd 10,685
979,003 (b) Petkim Petrokimya Holding 440
2,257,915 Petronas Chemicals Group Bhd 1,849
62,991 PI Industries Ltd 2,519
122,532 Pidilite Industries Ltd 4,078
2,638,679 (a) Pilbara Minerals Ltd 2,810
1,106 Politeknik Metal Sanayi ve Ticaret AS. 182
216,389 Poongsan Corp 9,204
210,097 Portucel Empresa Produtora de Pasta e Papel S.A. 744
54,596 POSCO 10,412
32,287 PPG Industries, Inc 3,531
2,872,968 Press Metal Aluminium Holdings Bhd 3,273
126,676 (b) Prism Johnson Ltd 200
7,678,600 PT Aneka Tambang Tbk 756
984,500 PT Indocement Tunggal Prakarsa Tbk 308
3,218,100 PT Semen Gresik Persero Tbk 513
2,177,400 (b) PT Vale Indonesia Tbk 297
2,778 (b) PTC Industries Ltd 486
2,499,673 PTT Global Chemical PCL 1,274
52,186 Qassim Cement Co 732
2,775,024 Qatar Aluminum Manufacturing Co 966
229,100 (b) Qinghai Salt Lake Industry Co Ltd 523
3,012,075 Rain Industries Ltd 4,728
69,861 Rallis India Ltd 175
87,191 Ramco Cements Ltd 911
6,649,594 Ramelius Resources Ltd 9,967
54,395 Ramkrishna Forgings Ltd 489
1,562 (b) Ranpak Holdings Corp 8
42,885 Rashtriya Chemicals & Fertilizers Ltd 63
23,009 Ratnamani Metals & Tubes Ltd 694
558,639 Regis Resources Ltd 1,382
201,089 Reliance Steel & Aluminum Co 58,064
155,683 Rengo Co Ltd 826
1,769,986 (b) Resolute Mining Ltd 517
50,762 Rhi Magnesita India Ltd 301
14,977 RHI Magnesita NV 591
313,372 Rio Tinto Ltd 22,738
711,175 Rio Tinto plc 42,678
55,601 Riyadh Cement Co 544
509,524 Rongsheng Petrochemical Co Ltd 605
12,742 Rossari Biotech Ltd 90
57,173 Royal Gold, Inc 9,348
36,774 RPM International, Inc 4,254
187,419 SABIC Agri-Nutrients Co 5,290
281,470 Sahara International Petrochemical Co 1,559
24,500 (a) Sakata INX Corp 315
19,720 Salzgitter AG. 506
404,083 (b) Sandfire Resources Ltd 2,640
226,729 (a) Sandstorm Gold Ltd 1,708
28,466 Sandur Manganese & Iron Ores Ltd 145
86,811 Sanyo Chemical Industries Ltd 2,263
518,737 Sappi Ltd 1,029
67,474 Sarda Energy & Minerals Ltd 403
8,209,605 (b) Sasa Polyester Sanayi AS 809
459,789 Sasol Ltd 1,927
170,720 Satellite Chemical Co Ltd 541
1,026,375 (b),(d) Saudi Arabian Mining Co 12,595
39,369 Saudi Aramco Base Oil Co 1,101
714,501 Saudi Basic Industries Corp 12,133

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
70,287 Saudi Cement Co $ 843
303,415 Saudi Industrial Investment Group 1,255
615,805 (b) Saudi Kayan Petrochemical Co 1,003
17,825 Saudi Paper Manufacturing Co 280
17,510 Saudi Steel Pipe Co 284
726,100 SCG Packaging PCL 288
34,854 Schweitzer-Mauduit International, Inc 217
664,000 Scientex BHD 532
18,463 Scotts Miracle-Gro Co (Class A) 1,013
66,478 (b) Seabridge Gold, Inc 774
11,934 SeAH Besteel Holdings Corp 143
1,348 SeAH Steel Holdings Corp 219
60,790 Sealed Air Corp 1,757
8,218,300 (b),(e) Sekawan Intipratama Tbk PT 0 ^
14,767 Semapa-Sociedade de Investimento e Gestao 244
23,550 Sensient Technologies Corp 1,753
167,348 Shandong Gold Mining Co Ltd - A 624
589,255 (a),(c) Shandong Gold Mining Co Ltd - H 1,407
145,007 Shandong Hualu Hengsheng Chemical Co Ltd 442
622,566 Shandong Nanshan Aluminum Co Ltd 328
144,311 Shandong Sun Paper Industry JSC Ltd 293
445,770 Shanghai Chlor-Alkali Chemical Co Ltd 263
74,677 Shanghai Putailai New Energy Technology Co Ltd 189
140,394 Sherwin-Williams Co 49,024
22,800 Shikoku Kasei Holdings Corp 281
16,500 (a) Shinagawa Refractories Co Ltd 188
1,536,400 Shin-Etsu Chemical Co Ltd 43,841
36,103 Shin-Etsu Polymer Co Ltd 364
1,064,000 Shinkong Synthetic Fibers Corp 440
100,000 Shiny Chemical Industrial Co Ltd 404
14,976,000 Shougang Fushan Resources Group Ltd 4,872
147,500 Showa Denko KK 2,948
6,980 Shree Cement Ltd 2,482
31,129 Shyam Metalics & Energy Ltd 309
611,083 Siam Cement PCL 2,819
2,069,845 Sibanye Stillwater Ltd 2,361
182,538 (a) SIG Group AG. 3,375
52,879 (a),(b) Sigma Lithium Corp 550
897,625 (b) SigmaRoc plc 1,050
117,267 Sika AG. 28,564
77,220 Silgan Holdings, Inc 3,948
162,896 Silvercorp Metals, Inc 628
142,030 Sims Ltd 1,311
1,490,000 Sinofert Holdings Ltd 242
279,000 Sinon Corp 354
11,422 SK Chemicals Co Ltd 306
14,140 SKC Co Ltd 1,003
71,166 (b) Skeena Resources Ltd 718
11,093,823 Smurfit WestRock plc 499,888
654,583 (a) Sociedad Quimica y Minera de Chile S.A. (ADR) 26,007
36,277 SOL S.p.A. 1,465
434,000 Solar Applied Materials Technology Corp 785
21,826 Solar Industries India Ltd 2,853
65,717 (a) Solvay S.A. 2,338
2,946 Soulbrain Co Ltd 382
3,802,650 South32 Ltd 7,661
67,510 Southern Copper Corp 6,309
67,340 Southern Province Cement Co 597
107,746 SRF Ltd 3,695
193,433 Ssab Svenskt Stal AB (Series A) 1,200
984,020 Ssab Svenskt Stal AB (Series B) 5,996
163,579 (b) SSR Mining, Inc 1,639

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
184,827 (b) SSR Mining, Inc $ 1,854
310,956 Stanmore Resources Ltd 414
28,639 (b) Star Cement Ltd 72
42,940 Steel Dynamics, Inc 5,371
40,563 Stella-Jones, Inc 1,924
1,513 STO AG. 208
179,852 Stora Enso Oyj (R Shares) 1,704
17,420 Sudarshan Chemical Industries Ltd 201
65,424 Sumitomo Bakelite Co Ltd 1,467
1,295,500 Sumitomo Chemical Co Ltd 3,141
94,336 Sumitomo Chemical India Ltd 616
209,000 Sumitomo Metal Mining Co Ltd 4,569
56,021 (a) Sumitomo Osaka Cement Co Ltd 1,351
50,997 Supreme Industries Ltd 2,033
64,386 Supreme Petrochem Ltd 474
4,993,000 Surya Esa Perkasa Tbk PT 180
34,554 Surya Roshni Ltd 98
530,617 Suzano SA 4,923
456,721 (b) Svenska Cellulosa AB (B Shares) 6,026
66,828 Syensqo S.A. 4,561
46,663 Symrise AG. 4,838
30,200 T Hasegawa Co Ltd 570
1,494,344 TA Chen Stainless Pipe 2,229
91,300 Taiheiyo Cement Corp 2,390
5,204,145 Taiwan Cement Corp 5,050
593,000 Taiwan Fertilizer Co Ltd 912
244,514 Taiwan Hon Chuan Enterprise Co Ltd 1,090
33,600 Taiyo Ink Manufacturing Co Ltd 1,086
146,300 Taiyo Nippon Sanso Corp 4,438
11,755 Takasago International Corp 502
294,765 (b) Taseko Mines Ltd 660
101,928 Tata Chemicals Ltd 1,028
5,798,039 Tata Steel Ltd 10,358
16,412 TCC Steel 238
393,956 Teck Cominco Ltd (Class B) 14,351
813 Teck Resources Ltd 30
152,900 Teijin Ltd 1,345
19,203 (a) Tessenderlo Chemie NV 512
416,148 ThyssenKrupp AG. 4,273
1,306,000 (a) Tiangong International Co Ltd 347
55,800 Tianqi Lithium Corp 233
183,600 Tianshan Aluminum Group Co Ltd 226
65,777 Time Technoplast Ltd 319
525,000 Tipco Asphalt PCL 220
35,161 Titan Cement International S.A. 1,624
12,591 TKG Huchems Co Ltd 135
582,400 TOA Paint Thailand PCL 194
73,703 Toagosei Co Ltd 697
172,429 (a) Tokai Carbon Co Ltd 1,099
49,041 (a) Tokuyama Corp 920
75,642 Tokyo Ohka Kogyo Co Ltd 1,585
42,204 Tokyo Steel Manufacturing Co Ltd 448
564,000 Ton Yi Industrial Corp 292
73,578 Tongkun Group Co Ltd 119
895,900 Tongling Nonferrous Metals Group Co Ltd 425
1,170,681 Toray Industries, Inc 8,000
73,848 (b) Torex Gold Resources, Inc 2,045
226,600 (a) Tosoh Corp 3,118
32,700 Toyo Ink Manufacturing Co Ltd 677
96,200 Toyo Seikan Kaisha Ltd 1,575
75,548 (a) Toyobo Co Ltd 477
7,785,000 TPI Polene PCL 223

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
55,325 Transcontinental, Inc $ 717
154,460 (b) Tredegar Corp 1,189
142,140 Trimas Corp 3,330
54,704 Triple Flag Precious Metals Corp 1,047
1,720,694 Tronox Holdings plc 12,114
506,000 TSRC Corp 298
424,000 Tung Ho Steel Enterprise Corp 914
266,643 UACJ Corp 8,525
81,826 (a) UBE Industries Ltd 1,195
91,120 Ultra Tech Cement Ltd 12,222
176,801 Umicore S.A. 1,832
42,086 Uniao de Industrias Petroquimicas S.A. 405
178,729 United States Steel Corp 7,553
343,546 Universal Cement Corp 304
372,243 UPL Ltd 2,764
155,150 (a) UPM-Kymmene Oyj 4,162
129,890 Usha Martin Ltd 510
385,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 384
10,145,983 Vale S.A. 100,812
5,550,325 (b) Vault Minerals Ltd 1,563
1,067,406 Vedanta Ltd 5,752
61,841 (c) Verallia S.A. 1,921
11,215 Vetropack Holding AG. 356
65,189 Vicat S.A. 3,517
78,415 Victrex plc 897
18,996 Vidrala S.A. 1,905
20,806 Vinati Organics Ltd 384
92,752 Voestalpine AG. 2,269
88,251 (b) Vulcan Energy Resources Ltd 284
55,222 Vulcan Materials Co 12,883
60,530 Vulcan Steel Ltd 299
41,773 (b) WA1 Resources Ltd 343
15,737 Wacker Chemie AG. 1,304
186,000 Wanguo International Mining Group Ltd 374
156,696 Wanhua Chemical Group Co Ltd 1,453
15,962 Weihai Guangwei Composites Co Ltd 69
63,753 Welspun Corp Ltd 643
953,092 (b) Wesdome Gold Mines Ltd 11,352
862,225 (b) West African Resources Ltd 1,265
1,702,000 (a) West China Cement Ltd 307
46,172 West Fraser Timber Co Ltd 3,546
79,300 Western Mining Co Ltd 187
28,547 Western Superconducting Technologies Co Ltd 183
5,519,088 Westgold Resources Ltd 10,001
358,821 Westlake Chemical Corp 35,893
377,795 Wheaton Precious Metals Corp 29,317
95,014 Wienerberger AG. 3,167
68,484 Winpak Ltd 1,866
77,240 Worthington Steel, Inc 1,957
89,715 Xiamen Tungsten Co Ltd 240
88,756 (b) Yamama Cement Co 928
33,105 Yamato Kogyo Co Ltd 1,755
70,734 Yanbu Cement Co 444
238,991 Yanbu National Petrochemical Co 2,203
99,533 Yara International ASA 3,002
854,913 Yieh Phui Enterprise Co Ltd 391
151,623 Yintai Gold Co Ltd 405
17,455 Yodogawa Steel Works Ltd 651
9,285 Youlchon Chemical Co Ltd 164
987,000 Yuen Foong Yu Paper Manufacturing Co Ltd 850
147,500 Yunnan Aluminium Co Ltd 354
413,600 Yunnan Chihong Zinc&Germanium Co Ltd 312

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
32,884 Yunnan Energy New Material Co Ltd $ 140
132,700 Yunnan Yuntianhua Co Ltd 418
100,800 Zangge Mining Co Ltd 499
118,616 Zeon Corp 1,191
1,196,500 Zhaojin Mining Industry Co Ltd 2,390
162,536 Zhejiang Juhua Co Ltd 556
189,800 Zhejiang Longsheng Group Co Ltd 246
76,499 Zhejiang NHU Co Ltd 236
227,600 Zhongjin Gold Corp Ltd 444
25,147 (a) Zignago Vetro S.p.A. 238
4,437,232 Zijin Mining Group Co Ltd 10,125
985,797 Zijin Mining Group Co Ltd (Class A) 2,479
TOTAL MATERIALS 5,265,702
MEDIA & ENTERTAINMENT - 5.6%
113,523 37 Interactive Entertainment Network Technology Group Co Ltd 233
24,068 4imprint Group plc 1,167
502,748 (b) Affle India Ltd 9,405
27,950 AfreecaTV Co Ltd 1,554
10,130,000 (a),(b) Alibaba Pictures Group Ltd 689
5,550,095 Alphabet, Inc 867,091
5,562,783 Alphabet, Inc (Class A) 860,229
22,900 Anycolor, Inc 495
13,704 (b) Arabian Contracting Services Co 485
117,488 Arnoldo Mondadori Editore S.p.A. 271
39,851 (b) Atlanta Braves Holdings, Inc 1,594
67,023 Atresmedia Corp de Medios de Comunicacion S.A. 376
1,974,704 (c) Auto Trader Group plc 19,095
58,423 Autohome, Inc (ADR) 1,619
1,774,818 (b) Baidu, Inc 20,485
227,641 Baltic Classifieds Group plc 884
38,969 (a),(b) Better Collective A.S. 431
181,908 (b) Bilibili, Inc 3,488
613,602 (b) Canal& S.A. 1,462
248,600 Capcom Co Ltd 6,136
82,200 (b) Cargurus, Inc 2,395
267,686 carsales.com Ltd 5,335
48,432 CD Projekt S.A. 2,662
261 (b) Charter Communications, Inc 96
191,135 Cheil Worldwide, Inc 2,346
161,865 (b),(e) Chennai Super Kings Cricket Ltd 13
321,358 (a),(b),(c) China Literature Ltd 1,071
5,136,000 (a),(b) China Ruyi Holdings Ltd 1,579
80,018 (b) CJ CGV Co Ltd 241
71,079 CJ ENM Co Ltd 2,730
72,850 (b),(c) Cloud Music, Inc 1,392
13,859 (a) Cogeco Communications, Inc 676
7,779,971 Comcast Corp (Class A) 287,081
2,232,100 Converge Information and Communications Technology Solutions, Inc 725
107,300 (b) Cover Corp 1,732
47,711 CTS Eventim AG. 4,786
368,000 CyberAgent, Inc 2,800
234,916 Cyfrowy Polsat S.A. 919
55,162 Daiichikosho Co Ltd 636
62,911 (a),(b) Dena Co Ltd 1,482
154,300 Dentsu, Inc 3,408
244,936 (a) Domain Holdings Australia Ltd 658
11,611,500 Elang Mahkota Teknologi Tbk PT 379
804 Electronic Arts, Inc 116
836,353 (b) Embracer Group AB 8,844
92,443 (a) Eutelsat Communications 441
95,310 (b) EverQuote, Inc 2,496
83,409 (a) EVT Ltd 702

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
831,003 Focus Media Information Technology Co Ltd $ 805
15,274 Fox Corp (Class A) 865
9,699 Fox Corp (Class B) 511
1,146,830 (b) fuboTV, Inc 3,349
37,300 Fuji Television Network, Inc 638
91,361 Future plc 889
1,852,130 (b) Gannett Co, Inc 5,353
261,450 Gree, Inc 1,028
782,770 (b) Grindr, Inc 14,012
2,063,100 (a) Grupo Televisa S.A. 714
526,743 GungHo Online Entertainment, Inc 10,300
184,500 (a) Hakuhodo DY Holdings, Inc 1,339
535,279 (b) Havas NV 763
125,600 Hello Group, Inc (ADR) 793
75,162 Hemnet Group AB 2,493
68,500 (a) HUYA, Inc (ADR) 220
16,993 HYBE Co Ltd 2,730
32,342 (b) IAC, Inc 1,486
129 (a),(b) Ibotta, Inc 5
372,298 (a),(b) iClick Interactive Asia Group Ltd (ADR) 4,460
55,962 Info Edge India Ltd 4,672
2,595,763 Informa plc 26,027
13,384 Innocean Worldwide, Inc 159
305,663 (a),(b) Integral Ad Science Holding Corp 2,464
196,000 International Games System Co Ltd 4,615
25,771 Interpublic Group of Cos, Inc 700
27,505 IPSOS 1,247
1,579,248 (a),(b) iQIYI, Inc (ADR) 3,569
3,042,964 ITV plc 3,127
51,382 (b) JC Decaux S.A. 867
136,800 Jiangsu Phoenix Publishing & Media Corp Ltd 207
252,900 (a),(b) JOYY, Inc (ADR) 10,617
23,699 (b) Just Dial Ltd 225
136,153 (a),(b) Juventus Football Club S.p.A 429
24,178 JYP Entertainment Corp 976
73,624 Kadokawa Corp 1,760
100,600 Kakaku.com, Inc 1,441
238,385 Kakao Corp 6,355
39,599 (b) Kakao Games Corp 388
206,400 (b) Kanzhun Ltd (ADR) 3,957
12,373 (a) Kinepolis Group NV 433
745,910 Kingsoft Corp Ltd 3,633
601,500 (a) Koei Tecmo Holdings Co Ltd 7,915
70,900 Konami Corp 8,372
21,911 (b),(c) Krafton, Inc 5,011
9,665,700 (b),(c) Kuaishou Technology 67,781
65,700 Kunlun Tech Co Ltd 312
9,916 (b) Liberty Media Corp-Liberty Formula One (Class A) 808
426,863 (b) Liberty Media Corp-Liberty Formula One (Class C) 38,422
8,602 (b) Liberty Media Corp-Liberty Live (Class A) 578
20,019 (b) Liberty Media Corp-Liberty Live (Class C) 1,364
201,149 (b) Live Nation, Inc 26,266
551,035 (b) Louis Hachette Group 831
19,785 M6-Metropole Television 297
26,300 (b) Madison Square Garden Entertainment Corp 861
8,038 (b) Madison Square Garden Sports Corp 1,565
1,419,441 (a),(b) Magnite, Inc 16,196
88,022 Mango Excellent Media Co Ltd 336
356,600 (a),(b),(c) Maoyan Entertainment 347
543,137 Match Group, Inc 16,946
1,402,500 MD Entertainment Tbk PT 241
204,300 (b) MediaAlpha, Inc 1,888

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
400,900 Megacable Holdings SAB de C.V. $ 841
2,534,000 (a),(c) Meitu, Inc 1,783
3,298,749 Meta Platforms, Inc 1,901,267
53,729 (a) MFE-MediaForEurope NV 269
1,280,764 MFE-MediaForEurope NV 4,656
366,290 Mixi Inc 8,117
358,000 (b),(c) Mobvista, Inc 318
380,153 (b) Modern Times Group MTG AB 4,297
672,825 Moneysupermarket.com Group plc 1,749
209,187 MultiChoice Group 1,252
109,780 Naver Corp 14,346
26,530 (b) Nazara Technologies Ltd 293
9,740 NCSoft Corp 992
235,000 NetDragon Websoft Holdings Ltd 308
1,500,330 NetEase, Inc 30,821
537,861 (b) Netflix, Inc 501,572
16,336 (c) Netmarble Corp 437
577,190 (b) Network18 Media & Investments Ltd 292
198,511 New York Times Co (Class A) 9,846
3,186,000 (b) Newborn Town, Inc 2,416
327,165 News Corp (Class A) 8,905
48,240 News Corp (Class B) 1,465
242,100 Nexon Co Ltd 3,316
21,265 (b) Nexon Games Co Ltd 180
12,535 Nexstar Media Group, Inc 2,247
1,082,925 Nine Entertainment Co Holdings Ltd 1,029
4,519,310 Nintendo Co Ltd 307,212
46,200 Nippon Television Holdings, Inc 949
14,135 Omnicom Group, Inc 1,172
182,133 Paradox Interactive AB 3,301
3,859 Paramount Global (Class A) 88
30,198 (b) Pearl Abyss Corp 619
291,915 (b) Pinterest, Inc 9,049
1,584,400 Plan B Media Pcl 251
27,135 Playtika Holding Corp 140
114,828 ProSiebenSat. Media AG. 724
597,893 Publicis Groupe S.A. 56,410
58,139 (b) PVR Ltd 618
157,060 (b) QuinStreet, Inc 2,802
37,239 REA Group Ltd 5,167
1,958,182 Rightmove plc 17,434
34,314 (b) ROBLOX Corp 2,000
62,678 (b) Roku, Inc 4,415
5,316 (b) RTL Group 202
64,820 Saregama India Ltd 387
25,296 (b) Saudi Research & Media Group 1,162
52,207 Schibsted ASA 1,407
79,831 Schibsted ASA (B Shares) 2,069
189,843 (c) Scout24 SE 19,881
506,821 (b) Sea Ltd (ADR) 66,135
498,297 Seek Ltd 6,737
61,300 (a) Septeni Holdings Co Ltd 149
301,490 (a) SES S.A. 1,789
6,392 (b) SHIFT UP Corp 243
7,601 (a) Shochiku Co Ltd 625
20,000 Shutterstock, Inc 373
140,900 (a) Sky Perfect Jsat Corp 1,117
8,952 SM Entertainment Co Ltd 656
617,600 (a),(b),(e) SMI Holdings Group Ltd 1
604 (b) Snap, Inc 5
202,804 (a) Societe Television Francaise 1 1,973
52,000 Soft-World International Corp 168

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
61,479 (b) Spotify Technology S.A. $ 33,815
295,300 Square Enix Co Ltd 13,717
28,672 Stroeer SE & Co KGaA 1,678
8,878 (b) Studio Dragon Corp 293
67,014 Sun TV Network Ltd 508
183,242 (b) Take-Two Interactive Software, Inc 37,977
38,410 (b) TechTarget, Inc 569
223,200 TEGNA, Inc 4,067
8,684,754 Tencent Holdings Ltd 554,920
2,110,021 Tencent Music Entertainment Group (ADR) 30,405
31,353 Tips Industries Ltd 231
33,685 TKO Group Holdings, Inc 5,147
54,600 Toei Animation Co Ltd 1,138
29,420 Toei Co Ltd 998
86,700 Toho Co Ltd 4,308
27,300 Tokyo Broadcasting System, Inc 787
901,779 (b) TripAdvisor, Inc 12,778
34,304 (b) Trump Media & Technology Group Corp 670
1,562,951 (b),(c) Trustpilot Group plc 4,481
21,051 TV Asahi Corp 359
2,450 TX Group AG. 496
435,768 (b) Ubisoft Entertainment 5,270
749,134 Universal Music Group NV 20,686
8,538,100 VGI PCL 757
753,130 (b) Vimeo, Inc 3,961
3,623,400 Vivendi Universal S.A. 10,862
848,216 (b) VTEX 4,300
3,820,864 Walt Disney Co 377,119
847,018 (b) Warner Bros Discovery, Inc 9,089
72,900 (a) Weibo Corp (ADR) 690
18,596 Wemade Co Ltd 369
1,260,364 WPP plc 9,578
249,400 (b) XD, Inc 1,038
2,432,000 Xinhua Winshare Publishing and Media Co Ltd 3,372
10,159 YG Entertainment, Inc 437
103,484 YouGov plc 368
2,018,000 Z Holdings Corp 6,833
696,207 ZEE Telefilms Ltd 797
374,522 (b) Ziff Davis, Inc 14,075
69,539 (b) ZoomInfo Technologies, Inc 695
TOTAL MEDIA & ENTERTAINMENT 6,661,970
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
1,533,500 (c) 3SBio, Inc 2,358
233,670 (b) 89bio, Inc 1,699
33,648 Aarti Drugs Ltd 134
39,449 Aarti Pharmalabs Ltd 345
2,754,754 AbbVie, Inc 577,176
26,973 (b) ABLBio, Inc 641
418,713 (b) Acadia Pharmaceuticals, Inc 6,955
1,581 (a),(b) Acrivon Therapeutics, Inc 3
102,569 AddLife AB 1,482
1,182,855 (b) ADMA Biologics, Inc 23,468
16,998 (b) Aether Industries Ltd 165
166,600 (b) AIM Vaccine Co Ltd 89
35,351 Ajanta Pharma Ltd 1,082
512,000 (a),(b),(c) Akeso, Inc 5,045
6,949 (b) Akums Drugs & Pharmaceuticals Ltd 38
39,863 Alembic Pharmaceuticals Ltd 432
162,787 (b) ALK-Abello A.S. 3,285
14,958 Alkem Laboratories Ltd 852
473,952 (b) Alkermes plc 15,650
69,962 Almirall S.A. 742

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
299,912 (b) Alnylam Pharmaceuticals, Inc $ 80,982
32,978 (b) Alteogen, Inc 8,061
205,080 Amgen, Inc 63,893
13,511 AMI Organics Ltd 384
1,208,019 (b) Amicus Therapeutics, Inc 9,857
735,964 (b) Amneal Pharmaceuticals, Inc 6,167
534 (b) ANI Pharmaceuticals, Inc 36
165,492 (b) Apellis Pharmaceuticals, Inc 3,619
507,544 (b) Arcutis Biotherapeutics, Inc 7,938
1,116,900 (b) Ardelyx, Inc 5,484
101,901 (b) Argenx SE 60,131
203,100 (b),(c) Ascentage Pharma Group International 1,106
1,732,723 Aspen Pharmacare Holdings Ltd 15,473
1,148,300 Astellas Pharma, Inc 11,178
5,453 AstraZeneca Pharma India Ltd 546
2,223,336 AstraZeneca plc 326,485
208,011 AstraZeneca plc (ADR) 15,289
92,594 (b) Aurobindo Pharma Ltd 1,253
171,200 (a),(b) Avadel Pharmaceuticals plc 1,340
165,701 (b) Axsome Therapeutics, Inc 19,326
34,516 (a) Bachem Holding AG. 2,039
11,336 (b) Basilea Pharmaceutica 581
227,230 (b) Bausch Health Cos, Inc 1,473
69,388 (b) Bavarian Nordic AS 1,511
1,256,400 (b) BeiGene Ltd 26,574
174,581 (b) BeiGene Ltd (ADR) 47,516
50,380 Beijing Tiantan Biological Products Corp Ltd 141
298,000 (a) Beijing Tong Ren Tang Chinese Medicine Co Ltd 326
29,600 Beijing Tongrentang Co Ltd 149
21,758 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 192
35,443 (a),(b),(c) BioArctic AB 653
341,945 Biocon Ltd 1,364
1,278,510 (b) BioCryst Pharmaceuticals, Inc 9,589
87,168 BioGaia AB 955
312,436 (b) Biohaven Ltd 7,511
247,829 (b) BioMarin Pharmaceutical, Inc 17,519
60,131 Biotage AB 575
175,916 (b) Blueprint Medicines Corp 15,570
48,441 (b),(c) BoneSupport Holding AB 1,421
47,564 Bora Pharmaceuticals Co Ltd 976
22,082 Boryung 131
2,981,168 Bristol-Myers Squibb Co 181,821
100,996 (b) Brooks Automation, Inc 3,499
81,811 Cadila Healthcare Ltd 846
71,000 (b) Caliway Biopharmaceuticals Co Ltd 1,687
30,410 (b) Camurus AB 1,729
94,200 (a),(b),(c) CanSino Biologics, Inc 405
18,186 Caplin Point Laboratories Ltd 424
781,909 (a),(b) Cardiff Oncology, Inc 2,455
13,770 Caregen Co Ltd 235
248,500 (a),(b),(c) CARsgen Therapeutics Holdings Ltd 496
365,167 (b) Catalyst Pharmaceuticals, Inc 8,855
266,788 (b) Celldex Therapeutics, Inc 4,842
16,722 (b) Celltrion Pharm Inc 554
521,081 Celltrion, Inc 60,193
472,385 Center Laboratories, Inc 523
3,614 Changchun High & New Technology Industry Group, Inc 49
11,069 (b) Charles River Laboratories International, Inc 1,666
12,963 Chemometec A.S. 935
1,145,000 China Medical System Holdings Ltd 1,098
752,500 (c) China Resources Pharmaceutical Group Ltd 489
31,616 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 184

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
250,000 China Shineway Pharmaceutical Group Ltd $ 244
389 (b),(e) Chinook Therapeutics, Inc 0 ^
7,058 Chong Kun Dang Pharmaceutical Corp 375
48,870 Chongqing Zhifei Biological Products Co Ltd 164
400,200 Chugai Pharmaceutical Co Ltd 18,334
186,313 Cipla Ltd 3,131
198,968 (b) Clarity Pharmaceuticals Ltd 266
227,850 (b) Codexis, Inc 613
105,431 Concord Biotech Ltd 2,064
1,500,000 Consun Pharmaceutical Group Ltd 1,779
90,409 (b) Corcept Therapeutics, Inc 10,327
37,055 COSMO Pharmaceuticals NV 2,342
174,975 (b) Crinetics Pharmaceuticals, Inc 5,869
189,422 (a),(b) Cronos Group, Inc 341
215,759 CSL Ltd 33,958
32,880 CSPC Innovation Pharmaceutical Co Ltd 170
5,014,054 CSPC Pharmaceutical Group Ltd 3,187
83,219 (b) CureVac NV 233
14,189 Daewoong Co Ltd 182
4,004 Daewoong Pharmaceutical Co Ltd 310
9,496,300 Daiichi Sankyo Co Ltd 226,144
1,188,291 Danaher Corp 243,600
14,468 Dermapharm Holding SE 572
21,566 (a),(b) Diffusion Pharmaceuticals, Inc 197
96,231 Divi's Laboratories Ltd 6,484
13,571 Dong-E-E-Jiao Co Ltd 113
13,689 DongKook Pharmaceutical Co Ltd 136
2,402 (a),(b) Dottikon Es Holding AG. 505
1,269,464 Dr Reddy's Laboratories Ltd 16,962
169,000 (b) EirGenix, Inc 357
13,200 Eisai Co Ltd 367
4,194,004 (b) Elanco Animal Health, Inc 44,037
92,950 (a),(b) Elevation Oncology, Inc 24
1,246,455 Eli Lilly & Co 1,029,460
34,908 (c) Eris Lifesciences Ltd 577
95,371 Eurofins Scientific SE 5,087
176,500 (a),(b),(c) Everest Medicines Ltd 1,220
425,398 (b) Evolus, Inc 5,118
131,385 (b) Evotec SE 869
270,830 (b) Exact Sciences Corp 11,724
1,192,377 (b) Exelixis, Inc 44,023
49,876 FDC Ltd 229
7,284 (b) Formycon AG. 182
19,316 (b) Fortrea Holdings, Inc 146
41,573 (a),(b) Galapagos NV 1,048
381,030 (b) Galderma Group AG. 40,300
72,292 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 259
653,600 Genomma Lab Internacional SAB de C.V. 809
429,386 (b) Genscript Biotech Corp 682
58,309 Genus plc 1,406
28,369 Gerresheimer AG. 2,161
1,133,809 Gilead Sciences, Inc 127,043
24,974 (c) Gland Pharma Ltd 462
100,981 GlaxoSmithKline Pharmaceuticals Ltd 3,390
109,905 (b) Glenmark Life Sciences Ltd 1,387
460,562 Glenmark Pharmaceuticals Ltd 8,274
36,501 (a),(b) GNI Group Ltd 514
958,500 Grand Pharmaceutical Group Ltd 745
105,799 Granules India Ltd 600
5,559 Green Cross Corp 464
25,744 Green Cross Holdings Corp 229
2,810,883 GSK plc 53,716

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
67,273 (b) G-treeBNT Co Ltd $ 397
3,870 (b) Gubra A.S. 234
32,104 H Lundbeck A.S. 134
987,163 H Lundbeck A.S. 4,973
40,984,378 Haleon plc 206,979
2,275,774 (a) Haleon plc (ADR) 23,418
523,340 (b) Halozyme Therapeutics, Inc 33,394
25,227 (b) Hanall Biopharma Co Ltd 476
6,521 Hangzhou Tigermed Consulting Co Ltd - A 46
2,830 Hanmi Pharm Co Ltd 436
417,839 (c) Hansoh Pharmaceutical Group Co Ltd 1,315
27,609 (b) Harmony Biosciences Holdings, Inc 916
39,992 Hikal Ltd 186
46,000 Hisamitsu Pharmaceutical Co, Inc 1,246
10,878 HK inno N Corp 258
26,218 (b) Hlb Pharma Ceutical Co Ltd 360
2,548,684 (a),(b),(e) Hua Han Health Industry Holdings Ltd 3
23,820 Hualan Biological Engineering, Inc 51
10,100 Hubei Jumpcan Pharmaceutical Co Ltd 39
5,055 (b) Hugel, Inc 1,153
24,154 Humanwell Healthcare Group Co Ltd 69
483,500 (a),(b) HUTCHMED China Ltd 1,486
231,200 Hypera S.A. 785
6,140 Imeik Technology Development Co Ltd 151
35,188 (b) Incyte Corp 2,131
55,249 (b) Indegene Ltd 372
84,724 (b) Indivior plc 801
587,000 (b),(c) InnoCare Pharma Ltd 690
1,400,073 (b),(c) Innovent Biologics, Inc 8,424
330,969 (b) Insmed, Inc 25,250
70,086 (b) Intra-Cellular Therapies, Inc 9,246
114,682 Ipca Laboratories Ltd 2,005
39,815 (b) IQVIA Holdings, Inc 7,019
243,249 (b) iTeos Therapeutics, Inc 1,452
18,519 Jamjoom Pharmaceuticals Factory Co 770
93,451 (b) Jazz Pharmaceuticals plc 11,602
217,105 JB Chemicals & Pharmaceuticals Ltd 4,112
141,111 Jiangsu Hengrui Pharmaceuticals Co Ltd 955
1,782,376 Johnson & Johnson 295,589
49,061 Jubilant Pharmova Ltd 512
25,679 Kaken Pharmaceutical Co Ltd 770
6,864,606 Kalbe Farma Tbk PT 470
4,044 (b) Kangmei Pharmaceutical Co Ltd 1
158,000 (a),(b),(c) Keymed Biosciences, Inc 904
294,721 (b) Kiniksa Pharmaceuticals Ltd 6,546
27,000 Kissei Pharmaceutical Co Ltd 697
127,919 (b) Krystal Biotech, Inc 23,064
54,279 (b) Kura Oncology, Inc 358
40,471 (a),(b) Kuros Biosciences AG. 884
41,781 (a) Kyorin Co Ltd 421
12,100 Kyowa Hakko Kogyo Co Ltd 177
17,785 Laboratorios Farmaceuticos Rovi S.A 992
276,693 (c) Laurus Labs Ltd 1,978
64,677 (b) Legend Biotech Corp (ADR) 2,194
22,110 (b) LegoChem Biosciences, Inc 1,441
469,000 (a),(b),(c) Lepu Biopharma Co Ltd 263
265,654 Lonza Group AG. 164,113
125,000 Lotus Pharmaceutical Co Ltd 844
80,319 (b) Lumosa Therapeutics Co Ltd 431
829,599 Lupin Ltd 19,643
1,615,000 (a),(b),(c) Luye Pharma Group Ltd 446
89,671 (b) Mankind Pharma Ltd 2,533

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,150,355 (b) MannKind Corp $ 5,786
123,332 Marksans Pharma Ltd 319
246,466 (b) Medigen Vaccine Biologics Corp 361
10,921 (b) Medpace Holdings, Inc 3,328
38,552 Medytox, Inc 3,638
287,900 Mega Lifesciences PCL 249
2,495,784 Merck & Co, Inc 224,022
798,164 (b) Mesoblast Ltd 988
23,002 (b) Mezzion Pharma Co Ltd 528
5,196 Middle East Pharmaceutical Co 181
234,570 (b) Mirum Pharmaceuticals, Inc 10,567
10,775 Mochida Pharmaceutical Co Ltd 230
311,093 (a),(b) MoonLake Immunotherapeutics 12,154
241,227 (b) Myriad Genetics, Inc 2,140
72,813 Natco Pharma Ltd 677
450,341 (b) Natera, Inc 63,683
51,677 (b) Naturecell Co Ltd 1,007
5,645 Neuland Laboratories Ltd 793
99,333 (b) Neuren Pharmaceuticals Ltd 748
22,097 (b) Neurocrine Biosciences, Inc 2,444
43,100 Nippon Shinyaku Co Ltd 1,100
55,518 (b),(e) NKMax Co Ltd 0 ^
910,215 Novartis AG. 101,097
6,491,498 Novo Nordisk A.S. 443,878
1,699,738 Novo Nordisk A.S. (ADR) 118,030
164,172 (b) OBI Pharma, Inc 290
225,862 (a),(b) Olema Pharmaceuticals, Inc 849
3,120 (b),(e) OmniAb Operations, Inc 0 ^
3,120 (b),(e) OmniAb Operations, Inc 0 ^
281,605 (b) Oneness Biotech Co Ltd 553
22,299 (b) Onesource Specialty Pharma Ltd 457
19,200 (a) Ono Pharmaceutical Co Ltd 207
9,326 (b) Orchid Pharma Ltd 85
55,371 Organon & Co 824
26,634 (b) Oscotec, Inc 548
393,900 Otsuka Holdings Co Ltd 20,526
511,884 (a),(b) Oxford Nanopore Technologies plc 676
85,300 (b) PeptiDream, Inc 1,248
17,492 (b) Peptron, Inc 1,103
217,456 (a),(b) Perspective Therapeutics, Inc 463
2,126,768 Pfizer, Inc 53,892
10,322 Pharma Mar S.A. 909
81,000 (b) PharmaEssentia Corp 1,277
69,951 (b),(e) Pharmally International Holding Co Ltd 0 ^
5,934 PharmaResearch Co Ltd 1,350
50,825 Pharmaron Beijing Co Ltd - A 189
530,257 (a),(b) Pharming Group NV 446
9,799 (a),(b) Pharvaris NV 154
256,340 Phibro Animal Health Corp 5,475
1,985,022 Piramal Pharma Ltd 5,184
324,458 (b) Polaris Group 365
13,703 (b),(c) PolyPeptide Group AG. 256
17,611 Procter & Gamble Health Ltd 1,060
321,292 (b) PTC Therapeutics, Inc 16,373
154,866 QIAGEN NV 6,218
97,295 Regeneron Pharmaceuticals, Inc 61,707
171,000 (a),(b),(c) Remegen Co Ltd 522
152,119 (b) Repligen Corp 19,356
40,271 Richter Gedeon Rt 1,109
92,165 (b) Rigel Pharmaceuticals, Inc 1,658
1,560,869 Roche Holding AG. 513,725
1,724,452 (a),(b) Roivant Sciences Ltd 17,400

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
163,898 Royalty Pharma plc $ 5,102
12,147 Sam Chun Dang Pharm Co Ltd 1,380
12,096 (b),(c) Samsung Biologics Co Ltd 8,395
181,533 Sandoz Group AG. 7,612
1,189,979 Sanofi (ADR) 65,996
4,157 (b) Sanofi Consumer Healthcare India Ltd 235
7,152 Sanofi India Ltd 478
3,040,098 Sanofi-Aventis 336,605
1,043,800 Santen Pharmaceutical Co Ltd 9,941
123,487 (b) Sarepta Therapeutics, Inc 7,881
18,503 Sartorius AG. 4,313
57,979 Saudi Pharmaceutical Industries & Medical Appliances Corp 403
87,151 Sawai Group Holdings Co Ltd 1,160
73,872 (b) Scholar Rock Holding Corp 2,375
33,520 Schott Pharma AG.& Co KGaA 853
209,000 ScinoPharm Taiwan Ltd 133
28,787 Seegene, Inc 433
44,388 Shanghai Fosun Pharmaceutical Group Co Ltd - A 152
156,737 Shanghai RAAS Blood Products Co Ltd 149
21,125 Shenzhen Salubris Pharmaceuticals Co Ltd 96
32,907 Shijiazhuang Yiling Pharmaceutical Co Ltd 64
27,308 (b) Shilpa Medicare Ltd 211
37,800 Shionogi & Co Ltd 571
40,955 Sichuan Kelun Pharmaceutical Co Ltd 182
4,283 (a) Siegfried Holding AG. 4,401
17,522,000 Sihuan Pharmaceutical Holdings Group Ltd 1,287
24 (a),(b) Silence Therapeutics plc (ADR) 0 ^
546,000 (a),(c) Simcere Pharmaceutical Group Ltd 555
3,744,236 Sino Biopharmaceutical Ltd 1,810
10,489 (b) SK Biopharmaceuticals Co Ltd 715
12,127 (b) SK Bioscience Co Ltd 325
11,423 SKAN Group AG. 899
65,629 (a),(b),(e) Sorrento Therapeutics, Inc 16
71,008 (a),(b) Sosei Group Corp 432
96,616 (b) SpringWorks Therapeutics, Inc 4,264
1,112,000 SSY Group Ltd 460
11,266 ST Pharm Co Ltd 557
44,598 Strides Pharma Science Ltd 347
162,900 Sumitomo Dainippon Pharma Co Ltd 799
1,644,141 Sun Pharmaceutical Industries Ltd 33,318
87,992 (b) Suven Pharmaceuticals Ltd 1,183
212,750 SwedenCare AB 804
145,680 (c) Syngene International Ltd 1,235
170,484 (b) TaiMed Biologics, Inc 453
51,433 Takara Bio, Inc 285
1,182,300 Takeda Pharmaceutical Co Ltd 35,042
44,840 (b) Tarsus Pharmaceuticals, Inc 2,303
11,173 (a) Tecan Group AG. 2,126
208,101 (b) Telix Pharmaceuticals Ltd 3,484
370,113 (b) Terns Pharmaceuticals, Inc 1,022
709,068 (b) Teva Pharmaceutical Industries Ltd (ADR) 10,898
70,800 (a),(b) TG Therapeutics, Inc 2,792
253,479 (b) Theravance Biopharma, Inc 2,264
189,568 Thermo Fisher Scientific, Inc 94,329
521,000 Tong Ren Tang Technologies Co Ltd 320
131,965 Torii Pharmaceutical Co Ltd 4,060
126,174 Torrent Pharmaceuticals Ltd 4,749
26,513 Towa Pharmaceutical Co Ltd 477
183,000 (b) Travere Therapeutics, Inc 3,279
167,405 (b) Trevi Therapeutics, Inc 1,053
47,400 Tsumura & Co 1,375
181,000 TTY Biopharm Co Ltd 398

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
256,226 (b) Twist Bioscience Corp $ 10,059
623,749 UCB S.A. 109,820
222,184 (b) Ultragenyx Pharmaceutical, Inc 8,045
875,562 United Laboratories Ltd 1,648
74,024 (b) United Therapeutics Corp 22,819
285,811 (b) Vanda Pharmaceuticals, Inc 1,312
77,730 (b) Vaxcyte, Inc 2,935
411,295 (b) Veracyte, Inc 12,195
107,901 (b) Vertex Pharmaceuticals, Inc 52,313
257,975 Viatris, Inc 2,247
44,506 (a),(b) Viking Therapeutics, Inc 1,075
3,622 Virbac S.A. 1,156
66,645 (a) Vitrolife AB 1,076
9,523 (b) Voronoi, Inc 697
33,857 (b) Waters Corp 12,479
26,804 West Pharmaceutical Services, Inc 6,001
2,696,000 Winteam Pharmaceutical Group Ltd 676
61,517 (b) Wockhardt Ltd 1,020
56,158 WuXi AppTec Co Ltd - A 523
101,937 (a),(c) WuXi AppTec Co Ltd - H 910
28,493,000 (b),(c) Wuxi Biologics Cayman, Inc 99,653
1,173,644 (b) Xeris Biopharma Holdings, Inc 6,443
234,400 (a),(b),(c) YiChang HEC ChangJiang Pharmaceutical Co Ltd 292
76,408 Yuhan Corp 5,717
46,507 Yunnan Baiyao Group Co Ltd 364
781,300 (b) Zai Lab Ltd 2,854
462,362 (b) Zealand Pharma AS 34,721
20,700 ZERIA Pharmaceutical Co Ltd 313
13,301 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 371
1,030,836 Zoetis, Inc 169,727
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,516,755
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
202,000 Advancetek Enterprise Co Ltd 500
9,287 (c) Aedas Homes SAU 263
83,700 Aeon Mall Co Ltd 1,308
1 (b) AFI Properties Ltd 0 ^
5,654 Africa Israel Residences Ltd 342
52,422 (b) Airport City Ltd 742
28,636 (b) Alandalus Property Co 179
2,927,348 Aldar Properties PJSC 6,685
320,941 Aliansce Sonae Shopping Centers sa 1,076
695,250 (c) A-Living Smart City Services Co Ltd 234
50,165 Allreal Holding AG. 10,430
139,838 Alony Hetz Properties & Investments Ltd 1,099
40,312 (a) Altus Group Ltd 1,441
634,500 Amata Corp PCL 383
206,659 Amot Investments Ltd 1,005
112,458 Anant Raj Industries Ltd 641
9,672,600 AP Thailand PCL 2,159
172,016 (c) Arabian Centres Co 943
1,101,975 Aroundtown S.A. 3,019
79,329 Arriyadh Development Co 699
48,813 (a) Atrium Ljungberg AB 805
131,673 Aura Investments Ltd 592
5,238,008 Ayala Land, Inc 2,111
1,777,116 Barwa Real Estate Co 1,289
14,005 (b) Big Shopping Centers Ltd 1,942
5,522 Blue Square Real Estate Ltd 439
94,276 Brigade Enterprises Ltd 1,069
4,940,100 (b) Bumi Serpong Damai Tbk PT 239
549,000 (a) C&D International Investment Group Ltd 1,148
466,000 C&D Property Management Group Co Ltd 154

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
27,616 CA Immobilien Anlagen AG. $ 669
797,498 Capitaland India Trust 572
2,140,244 Capitaland Investment Ltd 4,329
341,034 (b) Castellum AB 3,759
38,998 Catena AB 1,688
490,000 Cathay Real Estate Development Co Ltd 320
175,167 (b) CBRE Group, Inc 22,908
1,472,482 Central Pattana PCL 2,049
3,182,000 China Jinmao Holdings Group Ltd 518
386,527 China Merchants Shekou Industrial Zone Holdings Co Ltd 489
1,134,000 China Overseas Grand Oceans Group Ltd 274
2,997,286 China Overseas Land & Investment Ltd 5,365
895,000 China Overseas Property Holdings Ltd 616
2,538,602 China Resources Land Ltd 8,421
551,400 (c) China Resources Mixc Lifestyle Services Ltd 2,439
1,843,938 (a) China Vanke Co Ltd 1,314
393,419 China Vanke Co Ltd (Class A) 383
155,000 Chong Hong Construction Co Ltd 465
55,362 (a) Cibus Nordic Real Estate AB 816
8,098,100 Ciputra Development Tbk PT 364
443,200 City Developments Ltd 1,649
89,775 (a) Citycon Oyj 319
1,365,817 CK Asset Holdings Ltd 5,526
36,344 Colliers International Group, Inc 4,398
1,399,805 Commercial Real Estate Co KSC 753
2,000,599 (b) Compass, Inc 17,465
3,053,052 (a) Corem Property Group AB 1,414
762,200 (a) Corp Inmobiliaria Vesta SAB de C.V. 1,744
176,085 (b) CoStar Group, Inc 13,951
1,722,000 Country Garden Services Holdings Co Ltd 1,532
102,000 Crowell Development Corp 125
524,027 (b) Cushman & Wakefield plc 5,356
145,176 (b) D B Realty Ltd 254
11,214 Daito Trust Construction Co Ltd 1,147
397,600 Daiwa House Industry Co Ltd 13,150
265,730 Da-Li Development Co Ltd 387
406,359 (b) Dar Al Arkan Real Estate Development Co 2,313
310,000 Delpha Construction Co Ltd 368
922,284 Deyaar Development PJSC 228
88,821 Dios Fastigheter AB 588
603,993 DLF Ltd 4,774
25,920 DREAM Unlimited Corp 355
1,107,900 Eco World Development Group BHD 494
26,337 (b) Electra Real Estate Ltd 302
774,644 (b) Emaar Development PJSC 2,572
174,324 (b) Emaar Economic City 665
5,137,775 Emaar Properties PJSC 18,607
1,322,200 (c) ESR Group Ltd 2,080
4,118,000 (b),(c) Evergrande Property Services Group Ltd 409
145,770 (a) eXp World Holdings, Inc 1,426
189,442 Fabege AB 1,536
208,000 Farglory Land Development Co Ltd 435
738,591 (b) Fastighets AB Balder 4,622
35,843 FastPartner AB 189
28,288 FirstService Corp 4,691
93,190 (b) Forestar Group, Inc 1,970
1,118,294 Fortress REIT Ltd 1,150
91,081 Gazit Globe Ltd 280
6,236,000 (a) Gemdale Properties & Investment Corp Ltd 200
116,716 (b) Godrej Properties Ltd 2,885
14,180 (a) Goldcrest Co Ltd 294
616,807 Grainger plc 1,619

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
62,285 Grand City Properties S.A. $ 666
867,500 Greentown China Holdings Ltd 1,230
1,186,000 Greentown Service Group Co Ltd 650
1,106,800 (a) Guangzhou R&F Properties Co Ltd 148
332,100 (b) Hainan Airport Infrastructure Co Ltd 166
19,636,479 Hang Lung Properties Ltd 16,800
16,315,400 (b),(e) Hanson International Tbk PT 0 ^
15,122 Heiwa Real Estate Co Ltd 476
58,008 (b) Hemisphere Properties India Ltd 83
1,250,899 Henderson Land Development Co Ltd 3,598
1,176,498 Highwealth Construction Corp 1,552
61,114 Hiyes International Co Ltd 271
280,100 Hong Fok Corp Ltd 161
1,146,445 Hongkong Land Holdings Ltd 4,953
1,015,477 (b) Hopson Development Holdings Ltd 404
13,104 (b) Howard Hughes Holdings, Inc 971
225,800 Huaku Development Co Ltd 753
84,000 Huang Hsiang Construction Co 164
100,402 (a) Hufvudstaden AB (Series A) 1,133
1,457,200 Hulic Co Ltd 13,988
563,696 Hysan Development Co Ltd 913
181,125 Ichigo Holdings Co Ltd 469
185,500 Iguatemi S.A. 601
31,090 (b) IMMOFINANZ AG. 566
406,933 (b) Indiabulls Real Estate Ltd 548
11,988 Intershop Holding AG. 1,832
1,332,500 IOI Properties Group Bhd 596
128,855 Israel Canada T.R Ltd 404
2,896 (b) Isras Holdings Ltd 285
1,295 Isras Investment Co Ltd 275
150,298 I-Sunny Construction & Development Co Ltd 379
614,732 IWG plc 1,435
164,500 (a),(e) Jinke Smart Services Group Co Ltd 182
16,250 (b) Jones Lang LaSalle, Inc 4,029
5,000 (a) Kasumigaseki Capital Co Ltd 431
41,152 (a) Katitas Co Ltd 545
2,319,013 KE Holdings, Inc (ADR) 46,589
20,900 Keihanshin Building Co Ltd 191
390,401 Kennedy-Wilson Holdings, Inc 3,389
532,500 Kerry Properties Ltd 1,256
11,807 (b) Keystone Realtors Ltd 73
1,354,000 Kindom Development Co Ltd 2,186
121,078 Kojamo Oyj 1,104
588,629 Kuwait Real Estate Co KSC 642
68,814 (b) Lamda Development S.A. 502
5,727,600 Land and Houses PCL 719
10,178 LEG Immobilien SE 719
574,956 Lend Lease Corp Ltd 2,136
109,943 Leopalace21 Corp 430
94,992 (a) Lifestyle Communities Ltd 465
228,057 (b) Lighthouse Properties plc 99
1,600,593 (a),(c) Longfor Group Holdings Ltd 2,025
526,930 (b) Mabanee Co SAK 1,409
229,080 (c) Macrotech Developers Ltd 3,196
1,295,300 Mah Sing Group BHD 370
63,301 Mahindra Lifespace Developers Ltd 221
35,779 (a),(b),(e) Mapeley Ltd 0 ^
9,893 Marcus & Millichap, Inc 341
1,185,750 Matrix Concepts Holdings Bhd 364
31,680 (b) Max Estates Ltd 144
833,100 MBK PCL 419
19,544 Mega Or Holdings Ltd 567

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
8,221,000 Megaworld Corp $ 257
22,595 Melisron Ltd 1,768
82,758 (b) Milpa 180
1,030,618 Mitsubishi Estate Co Ltd 16,846
1,953,599 Mitsui Fudosan Co Ltd 17,495
469,807 Mivne Real Estate KD Ltd 1,259
6,115 (a),(b) Mobimo Holding AG. 2,160
2,178 Morguard Corp 183
215,300 Multiplan Empreendimentos Imobiliarios S.A. 853
876,939 (b) National Real Estate Co KPSC 226
452,529 NEPI Rockcastle NV 3,271
140,518 NESCO Ltd 1,491
1,401,000 (a) New World Development Co Ltd 890
633,563 Newmark Group, Inc 7,710
25,248 (a) Nexity 269
473,000 Nomura Real Estate Holdings, Inc 2,760
25,880 NP3 Fastigheter AB 605
142,067 Nyfosa AB 1,238
43,909 Oberoi Realty Ltd 836
80,900 Onewo, Inc 237
179,500 OSK Holdings BHD 72
16,398,500 Pakuwon Jati Tbk PT 335
93,795 (a) Pandox AB 1,616
594,501 Parque Arauco S.A. 1,184
30,375 Patrizia Immobilien AG. 246
117,954 (b) PEXA Group Ltd 829
156,713 Phoenix Mills Ltd 3,003
38,766 Platzer Fastigheter Holding AB 289
468,321 Plaza S.A. 969
507,962 Poly Developments and Holdings Group Co Ltd 578
129,200 Poly Property Development Co Ltd 520
1,773,000 Poly Property Group Co Ltd 331
7,718 Prashkovsky Investments and Construction Ltd 179
135,019 Prestige Estates Projects Ltd 1,865
1,075,000 Prince Housing & Development Corp 327
47,737 PSP Swiss Property AG. 7,458
46,047 (b) Puravankara Ltd 132
5,632,100 Quality Houses PCL 256
733,000 (a),(b) Radiance Holdings Group Co Ltd 209
1,386,943 RAK Properties PJSC 504
25,195 Raymond Ltd 412
95,718 (b) Re/Max Holdings, Inc 801
880,054 (a),(b) Real Brokerage, Inc 3,573
771,317 (b) Redfin Corp 7,104
74,728 (a) Relo Group, Inc 930
229,189 Retal Urban Development Co 1,067
9,098 RMR Group, Inc 151
1,882,600 Robinsons Land Corp 387
1,140,755 Ruentex Development Co Ltd 1,218
152,799 Sagax AB 3,206
269,244 Sakura Development Co Ltd 514
481,651 Salhia Real Estate Co KSCP 656
820,698 (a) Samhallsbyggnadsbolaget i Norden AB 278
11,623,600 Sansiri PCL 488
131,086 (b) Saudi Real Estate Co 838
112,663 Savills plc 1,390
3,858 (b) Seaport Entertainment Group, Inc 83
1,898,000 Seazen Group Ltd 495
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 231
78,400 Shanghai Zhangjiang High-Tech Park Development Co Ltd 269
2,584,000 Shenzhen Investment Ltd 256
1,062,500 (a),(b) Shimao Property Holdings Ltd 121

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
2,802,000 (a) Shoucheng Holdings Ltd $ 537
3,562,500 Shui On Land Ltd 312
22,816 (b) SignatureGlobal India Ltd 291
2,618,600 Sime Darby Property Bhd 797
2,877,322 Sino Land Co 2,880
236,000 Sinyi Realty, Inc 206
1,331,221 Sirius Real Estate Ltd 1,453
7,767,988 SM Prime Holdings 3,264
31,999 Sobha Ltd 458
1,961,500 SP Setia BHD 524
25,800 Starts Corp, Inc 678
231,181 (a) StorageVault Canada, Inc 628
219,405 Sumitomo Realty & Development Co Ltd 8,244
8,935,800 Summarecon Agung Tbk PT 211
35,590 Summit Real Estate Holdings Ltd 516
20,462 Sumou Real Estate Co 259
151,380 Sun Frontier Fudousan Co Ltd 1,988
1,246,408 Sun Hung Kai Properties Ltd 11,875
5,574,000 (a),(b) Sunac China Holdings Ltd 1,116
2,529,000 (a),(c) Sunac Services Holdings Ltd 562
58,429 Sunteck Realty Ltd 264
1,044,600 Supalai PCL 494
67,563 Swiss Prime Site AG. 8,291
150,544 TAG Tegernsee Immobilien und Beteiligungs AG. 2,053
503,751 Talaat Moustafa Group 529
648,300 (b) Tanco Holdings Bhd 294
54,201 (b) TARC Ltd 77
353,193 Tokyo Tatemono Co Ltd 5,980
493,600 Tokyu Fudosan Holdings Corp 3,312
20,443 Tosei Corp 329
1,361,200 UEM Sunrise Bhd 233
1,748,374 United Development Co QSC 494
415,800 UOL Group Ltd 1,825
12,003 VGP NV 1,043
306,982 Vonovia SE 8,261
285,255 (a) Wallenstam AB 1,225
6,704,900 WHA Corp PCL 680
760,000 (a) Wharf Holdings Ltd 1,805
1,369,756 Wharf Real Estate Investment Co Ltd 3,326
225,494 Wihlborgs Fastigheter AB 2,215
580,642 (a) Yanlord Land Group Ltd 214
7,581 YH Dimri Construction & Development Ltd 615
133,300 Youngor Group Co Ltd 148
1,183,000 (a) Yuexiu Property Co Ltd 807
455,000 Yuexiu Services Group Ltd 172
66,000 Yungshin Construction & Development Co Ltd 278
20,105 (b) Zillow Group, Inc (Class A) 1,344
65,770 (b) Zillow Group, Inc (Class C) 4,509
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 549,649
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.4%
11,835 ACM Research Shanghai, Inc 167
398 (b) ACM Research, Inc 9
233,656 ADATA Technology Co Ltd 609
320,100 (b) Advanced Micro Devices, Inc 32,887
27,897 Advanced Micro-Fabrication Equipment, Inc China 712
115,000 Advanced Wireless Semiconductor Co 287
1,974,100 Advantest Corp 87,998
30,000 Airoha Technology Corp 506
96,709 Aixtron AG. 1,074
60,000 Alchip Technologies Ltd 5,058
50,173 (b) Allegro MicroSystems, Inc 1,261
293,204 (a),(b) Alphawave IP Group plc 357

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
186,600 (b) Ambarella, Inc $ 9,392
48,197 Amkor Technology, Inc 870
19,951 (b) Amlogic Shanghai Co Ltd 231
83,513 (b) ams-OSRAM AG. 736
312,204 Analog Devices, Inc 62,962
32,000 (b) Andes Technology Corp 311
89,000 AP Memory Technology Corp 684
1,613,177 Applied Materials, Inc 234,104
379,000 Ardentec Corp 849
2,583,925 ASE Technology Holding Co Ltd 11,356
36,319 ASM International NV 16,550
259,400 ASM Pacific Technology 1,828
32,000 ASMedia Technology, Inc 1,735
564,647 ASML Holding NV 373,668
26,000 ASPEED Technology, Inc 2,408
46,256 (b) Astera Labs, Inc 2,760
59,570 BE Semiconductor Industries NV 6,225
5,658 Bestechnic Shanghai Co Ltd 318
193,810 (b) Borosil Renewables Ltd 1,077
10,778,411 Broadcom, Inc 1,804,629
19,553 (b) Cambricon Technologies Corp Ltd 1,692
45,371 Camtek Ltd 2,658
346,500 Chang Wah Technology Co Ltd 370
11,538 (b),(e) China Energy Savings Technology, Inc 0 ^
61,423 China Resources Microelectronics Ltd 380
530,000 Chipbond Technology Corp 1,044
5,903,000 ChipMOS Technologies, Inc 5,217
46,077 (b) Cirrus Logic, Inc 4,592
528,560 (b) Credo Technology Group Holding Ltd 21,227
183,580 CSI Solar Co Ltd 246
429,500 D&O Green Technologies Bhd 142
46,200 (a),(b) Daqo New Energy Corp (ADR) 837
73,512 DB HiTek Co Ltd 2,164
66,100 Disco Corp 13,499
10,272 (b) Duk San Neolux Co Ltd 190
8,290 (b) Duksan Techopia Co Ltd 112
246,000 Elan Microelectronics Corp 1,019
113,000 Elite Advanced Laser Corp 820
223,000 Elite Semiconductor Microelectronics Technology, Inc 382
6,172 Elmos Semiconductor SE 392
49,000 eMemory Technology, Inc 3,445
514,000 Ennostar, Inc 616
56,279 (b) Enphase Energy, Inc 3,492
64,169 Entegris, Inc 5,614
7,403 Eo Technics Co Ltd 684
247,595 Episil Technologies, Inc 315
12,098 Eugene Technology Co Ltd 320
312,000 Everlight Electronics Co Ltd 778
28,587 (b) Fadu, Inc 228
199,913 Faraday Technology Corp 1,314
40,033 (a) Ferrotec Holdings Corp 721
45,455 (b) First Solar, Inc 5,747
80,550 Fitipower Integrated Technology, Inc 477
85,700 Flat Glass Group Co Ltd 210
159,000 FocalTech Systems Co Ltd 322
101,200 Formosa Sumco Technology Corp 254
753,000 Foxsemicon Integrated Technology, Inc 6,231
74,179 GalaxyCore, Inc 154
118,000 Gallant Precision Machining Co Ltd 261
17,713,000 (a),(b) GCL Technology Holdings Ltd 2,239
22,927 (b) GemVax & Kael Co Ltd 512
34,634 GigaDevice Semiconductor, Inc 561

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
59,000 Global Mixed Mode Technology, Inc $ 409
68,000 Global Unichip Corp 2,210
42,034 (a),(b) GLOBALFOUNDRIES, Inc 1,551
198,395 Globalwafers Co Ltd 1,927
18,000 Grand Plastic Technology Corp 515
1,736,000 (b) Greatech Technology Bhd 685
2,192,000 Greatek Electronics, Inc 3,838
57,457 Gudeng Precision Industrial Co Ltd 698
37,578 Hana Micron, Inc 304
94,218 Hangzhou First Applied Material Co Ltd 183
77,944 Hangzhou Silan Microelectronics Co Ltd 261
33,735 Hanmi Semiconductor Co Ltd 1,613
39,094 HPSP Co Ltd 710
508,531 (a),(c) Hua Hong Semiconductor Ltd 2,051
10,288 Hwatsing Technology Co Ltd 235
106,151 Hygon Information Technology Co Ltd 2,082
719,916 Hynix Semiconductor, Inc 95,969
463,170 (b) Ichor Holdings Ltd 10,472
1,787,200 Inari Amertron Bhd 825
2,410,610 Infineon Technologies AG. 80,357
19,856 Ingenic Semiconductor Co Ltd 197
2,578,739 Intel Corp 58,563
8,787 ISC Co Ltd 316
410,000 ITE Technology, Inc 1,741
125,000 (b) ITH Corp 203
165,917 JA Solar Technology Co Ltd 264
50,713 Japan Material Co Ltd 416
64,000 Jentech Precision Industrial Co Ltd 1,928
381,314 Jinko Solar Co Ltd 341
32,100 (a) JinkoSolar Holding Co Ltd (ADR) 598
21,576 Jusung Engineering Co Ltd 570
9,265 (b) KC Tech Co Ltd 209
1,724,000 King Yuan Electronics Co Ltd 4,679
244,000 Kinsus Interconnect Technology Corp 610
121,986 KLA Corp 82,926
47,707 Koh Young Technology, Inc 444
109,400 (a) Kokusai Electric Corp 1,811
1,916,178 Lam Research Corp 139,306
72,000 LandMark Optoelectronics Corp 632
57,600 Lasertec Corp 4,951
58,115 (b) Lattice Semiconductor Corp 3,048
8,565 LEENO Industrial, Inc 1,114
362,066 LONGi Green Energy Technology Co Ltd 792
12,444 (b) Loongson Technology Corp Ltd 215
9,771 LX Semicon Co Ltd 360
23,840 M31 Technology Corp 425
25,000 Machvision, Inc 361
69,171 (b) MACOM Technology Solutions Holdings, Inc 6,943
1,528,000 Macronix International 965
88,800 Malaysian Pacific Industries Bhd 385
84,000 Marketech International Corp 400
1,455,525 Marvell Technology, Inc 89,617
42,000 Materials Analysis Technology, Inc 212
2,259,865 MediaTek, Inc 97,401
10,689 Megachips Corp 315
17,792 (a) Melexis NV 1,002
106,787 Microchip Technology, Inc 5,170
1,282,851 Micron Technology, Inc 111,467
25,600 (a) Micronics Japan Co Ltd 609
83,030 (a) Mitsui High-Tec, Inc 387
13,455 MKS Instruments, Inc 1,078
9,432 Monolithic Power Systems, Inc 5,470

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
55,462 Montage Technology Co Ltd $ 602
73,000 MPI Corp 1,479
794,000 Nanya Technology Corp 912
129,845 National Silicon Industry Group Co Ltd 334
24,714 NAURA Technology Group Co Ltd 1,425
99,763 (b) Nexchip Semiconductor Corp 301
5,995 NEXTIN, Inc 235
158,590 (b) Nordic Semiconductor ASA 1,928
42,805 (b) Nova Measuring Instruments Ltd 7,947
451,758 Novatek Microelectronics Corp Ltd 7,510
177,000 Nuvoton Technology Corp 418
28,676,262 Nvidia Corp 3,107,933
208,710 NXP Semiconductors NV 39,667
85,532 (b) ON Semiconductor Corp 3,480
27,314 (b) Onto Innovation, Inc 3,314
18,752 Optorun Co Ltd 192
392,000 Orient Semiconductor Electronics Ltd 380
240,000 Pan Jit International, Inc 371
414,000 Parade Technologies Ltd 7,157
133,000 Phison Electronics Corp 2,142
125,000 Phoenix Silicon International Corp 448
12,655 Piotech, Inc 276
114,000 Pixart Imaging, Inc 779
2,713,000 Powerchip Semiconductor Manufacturing Corp 1,262
589,000 Powertech Technology, Inc 2,207
7,795 PSK, Inc 191
19,105 (b) Qorvo, Inc 1,383
317,379 QUALCOMM, Inc 48,753
367,000 Radiant Opto-Electronics Corp 2,007
246,597 (b) Rambus, Inc 12,768
53,000 Raydium Semiconductor Corp 548
378,261 Realtek Semiconductor Corp 6,030
1,209,000 Renesas Electronics Corp 16,216
1,221,311 (b) RichWave Technology Corp 5,881
276,706 (a),(b) Rigetti Computing, Inc 2,192
17,800 Rockchip Electronics Co Ltd 429
297,000 (a) Rohm Co Ltd 2,870
332,670 (a) Rorze Corp 3,177
9,400 RS Technologies Co Ltd 183
246,500 Sanan Optoelectronics Co Ltd 405
17,613 Sanken Electric Co Ltd 804
57,800 (a) SCREEN Holdings Co Ltd 3,771
118,000 SDI Corp 292
201,344 (b) Semtech Corp 6,926
16,969 SG Micro Corp 205
25,200 Shenzhen Goodix Technology Co Ltd 260
10,700 (a) Shibaura Mechatronics Corp 512
30,000 ShunSin Technology Holding Ltd 141
4,062,000 Sigurd Microelectronics Corp 9,441
254,960 Silergy Corp 2,962
340,200 Silicon Integrated Systems Corp 532
114,579 (b) Silicon Laboratories, Inc 12,898
14,567 Siltronic AG. 632
425,000 Sino-American Silicon Products, Inc 1,458
95,000 Sitronix Technology Corp 556
19,000 Skytech, Inc 131
216,690 (a),(b) SkyWater Technology, Inc 1,536
32,173 Skyworks Solutions, Inc 2,079
13,010 SMA Solar Technology AG. 214
203,361 (b) Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS. 173
147,100 (a) Socionext, Inc 1,786
23,236 (b) SOITEC 1,243

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
3,621,077 STMicroelectronics NV $ 79,401
14,753 SUESS MicroTec SE 553
1,790,200 Sumco Corp 12,131
402,000 Sunplus Technology Co Ltd 298
9,440 Suzhou Maxwell Technologies Co Ltd 107
14,813 (b) Taesung Co Ltd 253
47,110,458 Taiwan Semiconductor Manufacturing Co Ltd 1,326,771
1,372,455 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 227,828
187,281 TCL Zhonghuan Renewable Energy Technology Co Ltd 230
147,013 (a),(b) Technoprobe S.p.A 920
27,126 TechWing, Inc 599
31,599 Teradyne, Inc 2,610
605,306 Texas Instruments, Inc 108,774
197,961 Tianshui Huatian Technology Co Ltd 290
4,237 Tokai Carbon Korea Co Ltd 232
321,800 Tokyo Electron Ltd 44,129
32,500 Tokyo Seimitsu Co Ltd 1,760
65,948 TongFu Microelectronics Co Ltd 245
219,639 Tongwei Co Ltd 580
148,611 Topco Scientific Co Ltd 1,183
54,800 (a) Towa Corp 554
96,673 (b) Tower Semiconductor Ltd (Tel Aviv) 3,432
22,800 Tri Chemical Laboratories, Inc 396
98,843 Trina Solar Co Ltd 230
1,746,000 (b),(e) Trony Solar Holdings Co Ltd 2
6,949 (a) u-blox Holding AG. 605
205,064 (b) Ultra Clean Holdings 4,390
37,944 Ulvac, Inc 1,309
2,863,300 (a) UMS Holdings Ltd 2,355
43,029 Unigroup Guoxin Microelectronics Co Ltd 392
341,600 Unisem M Bhd 154
35,894,071 United Microelectronics Corp 50,188
1,224,000 United Renewable Energy Co Ltd/Taiwan 338
9,389 Universal Display Corp 1,310
54,000 UPI Semiconductor Corp 300
768,301 Vanguard International Semiconductor Corp 2,187
211,000 Via Technologies, Inc 486
356,000 VisEra Technologies Co Ltd 2,393
148,000 Visual Photonics Epitaxy Co Ltd 516
607,800 ViTrox Corp Bhd 415
14,761 (b) Websol Energy System Ltd 204
58,534 Will Semiconductor Co Ltd 1,079
302,000 Win Semiconductors Corp 915
2,741,000 Winbond Electronics Corp 1,472
18,000 WinWay Technology Co Ltd 529
31,620 (a),(b) Wolfspeed, Inc 97
27,654 WONIK IPS Co Ltd 462
48,550 (b),(c) X-Fab Silicon Foundries SE 196
74,243 Xinjiang Daqo New Energy Co Ltd 199
140,000 XinTec, Inc 615
3,734,337 (a) Xinyi Solar Holdings Ltd 1,443
19,710 (b) YC Corp 148
54,906 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 242
34,000 ZillTek Technology Corp 256
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8,823,419
SOFTWARE & SERVICES - 7.8%
358,687 360 Security Technology, Inc 514
1,175,495 Accenture plc 366,801
107,994 Addnode Group AB 1,066
2,913 Adesso SE 306
159,464 (b) Adobe, Inc 61,159
32,173 (b) Akamai Technologies, Inc 2,590

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
14,926 (b) Al Moammar Information Systems Co $ 521
132,576 (c) Alfa Financial Software Holdings plc 374
34,500 (b) Alkami Technology, Inc 906
25,021 Alten 2,442
119,582 Amdocs Ltd 10,942
68,940 (b) Amplitude, Inc 703
9,136 (b) Ansys, Inc 2,892
22,504 (b) Appfolio, Inc 4,949
237,800 Appier Group, Inc 2,152
119,043 (b) AppLovin Corp 31,543
18,652 Arabian Internet & Communications Services Co 1,502
27,000 Argo Graphics, Inc 940
289,600 (a),(c) AsiaInfo Technologies Ltd 333
49,812 Asseco Poland S.A. 2,040
64,044 Atea ASA 789
269,162 (b) Atlassian Corp Ltd 57,119
7,952 Atoss Software AG. 1,081
5,789 Aubay 301
13,574 AurionPro Solutions Ltd 253
1,883 (b) AvePoint, Inc 27
43,772 Bechtle AG. 1,635
112,500 (a),(b) Beijing Fourth Paradigm Technology Co Ltd 666
21,628 Beijing Kingsoft Office Software, Inc 898
1,193 Bentley Systems, Inc 47
43,273 (b) BILL Holdings, Inc 1,986
133,351 Birlasoft Ltd 599
66,141 (a),(b) Bitdeer Technologies Group 584
361,995 (a),(b) Bitfarms Ltd 284
486,101 (a),(b) BlackBerry Ltd 1,831
124,180 (b) Box, Inc 3,832
1,091,281 Bytes Technology Group plc 6,887
22,425 CANCOM SE 547
365,446 Cap Gemini S.A. 54,911
22,412 cBrain A.S. 516
207,212 (b) CCC Intelligent Solutions Holdings, Inc 1,871
15,363 CE Info Systems Ltd 302
492,730 (b) Cellebrite DI Ltd 9,574
87,900 (b) Cerence, Inc 694
15,499 Cerillion plc 308
142,906 CGI, Inc 14,266
26,000 (a) Change Holdings, Inc 220
67,923 (b) Check Point Software Technologies 15,481
1,954,000 (a) Chinasoft International Ltd 1,327
548,401 (a),(b) Cleanspark, Inc 3,685
759,320 Clear Secure, Inc 19,674
716,750 (b) Clearwater Analytics Holdings, Inc 19,209
71,202 (b) Cloudflare, Inc 8,024
48,451 Coforge Ltd 4,542
107,548 Cognizant Technology Solutions Corp (Class A) 8,227
298,753 (b) Commvault Systems, Inc 47,131
117,141 Computacenter plc 3,720
75,599 Computer Modelling Group Ltd 423
475,751 (b) Confluent, Inc 11,152
18,585 Constellation Software, Inc 58,857
179,032 Converge Technology Solutions Corp 679
68,089 (b),(c) Crayon Group Holding ASA 727
233,317 (b) Crowdstrike Holdings, Inc 82,263
33,416 (b) CyberArk Software Ltd 11,295
281,400 Cybozu, Inc 5,292
68,430 Cyient Ltd 1,005
512,358 Dassault Systemes SE 19,507
131,848 Data#3 Ltd 601

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
191,056 (b) Datadog, Inc $ 18,955
209,364 (b) Descartes Systems Group, Inc 21,077
7,800 Digital Arts, Inc 351
557,000 Digital China Holdings Ltd 198
21,913 (a) Digital Garage, Inc 678
136,610 (b) Digital Turbine, Inc 371
12,006 (b) Docebo, Inc 345
12,355 Dolby Laboratories, Inc (Class A) 992
81,670 (b) Domo, Inc 634
15,761 Douzone Bizon Co Ltd 596
51,159 (b) Dropbox, Inc 1,366
22,200 DTS Corp 594
77,979 (b) DXC Technology Co 1,330
44,233 (a) Dye & Durham Ltd 333
161,080 (b) Dynatrace, Inc 7,595
2,887 (b),(c) E2E Networks Ltd 71
78,396 (b) Elastic NV 6,985
18,566 Elm Co 4,801
19,200 Empyrean Technology Co Ltd 307
5,621 (b) EMRO, Inc 201
41,555 Enghouse Systems Ltd 741
35,161 (b) EPAM Systems, Inc 5,937
8,149 (b) Fair Isaac Corp 15,028
16,883 (b) FD Technologies plc 372
24,997 Formula Systems 1985 Ltd 2,167
176,175 (b) Fortinet, Inc 16,959
399,721 Fortnox AB 3,483
39,300 (a),(b) Freee KK 932
944,008 (b) Freshworks, Inc 13,320
20,268 FUJI SOFT, Inc 1,327
2,146,100 Fujitsu Ltd 42,709
38,800 Future Architect, Inc 450
31,928 (b) Gartner, Inc 13,401
221,363 GB Group plc 842
915,500 (a),(b) GDS Holdings Ltd 2,896
133,400 (a),(b) GDS Holdings Ltd (ADR) 3,379
3,313,624 Gen Digital, Inc 87,944
12,591 GFT Technologies SE 307
70,393 (b) Gitlab, Inc 3,308
300,287 (b) Globant S.A. 35,350
53,770 GMO internet, Inc 1,106
59,242 (b) GoDaddy, Inc 10,672
887,165 (b) Grid Dynamics Holdings, Inc 13,884
35,113 (b) Guidewire Software, Inc 6,579
19,940 Hackett Group, Inc 583
170,826 Hansen Technologies Ltd 536
52,456 Happiest Minds Technologies Ltd 365
740,218 HCL Technologies Ltd 13,713
20,806 (b) HubSpot, Inc 11,886
95,852 Hundsun Technologies, Inc 372
79,060 (b) IBEX Holdings Ltd 1,925
117,483 Iflytek Co Ltd 774
65,527 (a) Indra Sistemas S.A. 1,900
281,000 INESA Intelligent Tech, Inc 223
35,664 (b) Informatica, Inc 622
22,548 Information Services International-Dentsu Ltd 919
3,547,042 Infosys Technologies Ltd 64,994
23,000 Insyde Software Corp 197
188,126 (b) Intapp, Inc 10,983
67,768 Intellect Design Arena Ltd 547
662,162 International Business Machines Corp 164,653
141,319 Intuit, Inc 86,768

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
29,135 (b) Ionos SE $ 811
162,105 Iress Market Technology Ltd 828
52,750 Isoftstone Information Technology Group Co Ltd 419
151,090 (b) Jamf Holding Corp 1,836
39,500 (b) Jiangsu Hoperun Software Co Ltd 285
201,857 Justsystems Corp 4,557
69,570 Kainos Group plc 596
118,111 (b) Kinaxis, Inc 13,022
2,374,495 (b) Kingdee International Software Group Co Ltd 4,042
11,408,000 (a),(b) Kingsoft Cloud Holdings Ltd 10,996
298 (b) Klaviyo, Inc 9
30,118 Kontron AG. 728
141,088 KPIT Technologies Ltd 2,137
338,647 (b) Kyndryl Holdings, Inc 10,634
8,053 (b) Life360, Inc 309
117,314 (b) Lightspeed Commerce, Inc 1,026
53,490 (b) LiveRamp Holdings, Inc 1,398
26,945,600 (c) Locaweb Servicos de Internet S.A. 12,608
59,246 (c) LTIMindtree Ltd 3,095
3,479 (b) Macquarie Technology Group Ltd 137
24,272 Magic Software Enterprises Ltd 314
35,560 (b) Manhattan Associates, Inc 6,153
14,076 Mastek Ltd 358
69,647 Matrix IT Ltd 1,623
105,605 Meeza QSTP LLC 86
334,832 (b) Megaport Ltd 2,044
293,915 (b) MIA Teknoloji AS. 357
11,734,231 Microsoft Corp 4,404,913
97,732 (a),(b) MicroStrategy, Inc (Class A) 28,173
671,000 Ming Yuan Cloud Group Holdings Ltd 261
33,567 Mitsubishi Research Institute, Inc 1,057
29,172 (b) Monday.com Ltd 7,093
37,388 (b) Money Forward, Inc 1,006
55,863 (b) MongoDB, Inc 9,798
137,630 (b) Moschip Technologies Ltd 233
84,600 Mphasis Ltd 2,464
6,371 (b) Nagarro SE 512
852,000 (a),(b),(e) National Agricultural Holdings Ltd 1
266,688 NCC Group plc 479
967 (a),(b) nCino OpCo, Inc 27
882,000 NEC Corp 18,787
44,673 Nemetschek SE 5,208
36,849 (b),(c) Netcompany Group A.S. 1,380
50,636 Newgen Software Technologies Ltd 587
1,612,428 (b) NEXTDC Ltd 11,549
48,510 (b) Nice Systems Ltd 7,488
65,138 Nihon Unisys Ltd 2,010
54,100 Nippon System Development Co Ltd 1,212
271,400 Nomura Research Institute Ltd 8,835
11,107 (b) Northern Data AG. 291
56,884 (a) NS Solutions Corp 1,461
453,100 NTT Data Corp 8,208
1,338,872 (b) Nuix Ltd 2,596
276,080 (b) Nutanix, Inc 19,273
119,500 OBIC Business Consultants Ltd 5,831
232,300 Obic Co Ltd 6,698
141,596 Objective Corp Ltd 1,335
34,162 (b) Okta, Inc 3,595
1,221,074 (b) Olo, Inc 7,375
38,911 One Software Technologies Ltd 721
594 (b) Onestream, Inc 13
198,582 (b) Ooma, Inc 2,599

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
185,152 Open Text Corp (Toronto) $ 4,673
1,081,567 Oracle Corp 151,214
27,700 (b) Oracle Corp Japan 2,915
9,901 Oracle Financial Services Software Ltd 902
163,400 Otsuka Corp 3,538
25,112 (a),(b) Pagaya Technologies Ltd 263
848,372 (b) Palantir Technologies, Inc 71,603
810,583 (b) Palo Alto Networks, Inc 138,318
42,237 Pegasystems, Inc 2,936
88,340 (b) Perfect Presentation For Commercial Services Co 319
86,176 Persistent Systems Ltd 5,530
610,285 (b) Phoenix Group plc 154
14,600 (a),(b) PKSHA Technology, Inc 290
13,726 (b) Planisware S.A. 347
45,900 Plus Alpha Consulting Co Ltd 426
370,840 (b) Porch Group, Inc 2,703
36,648 POSCO DX Co Ltd 615
50,673 (b) Procore Technologies, Inc 3,345
35,660 Progress Software Corp 1,837
556,099 (b) PROS Holdings, Inc 10,583
49,631 Protean eGov Technologies Ltd 773
364,894 (b) PTC, Inc 56,540
245,324 (b) Q2 Holdings, Inc 19,628
16,424 (b) QT Group Oyj 1,335
29,177 (a),(b) Rackspace Technology, Inc 49
128,719 (b) Radware Ltd 2,783
66,900 Rakus Co Ltd 902
68,900 Range Intelligent Computing Technology Group Co Ltd 542
9,804 (b) Rapid7, Inc 260
31,556 (b) Rategain Travel Technologies Ltd 164
20,940 Red Violet, Inc 787
19,288 Reply S.p.A 3,159
792 (b) RingCentral, Inc 20
78,369 (b) Riskified Ltd 362
326,662 Roper Industries, Inc 192,593
20,591 Route Mobile Ltd 224
781,577 Sage Group plc 12,271
19,900 (a) Sakura Internet, Inc 497
1,924,481 Salesforce, Inc 516,454
32,451 Samsung SDS Co Ltd 2,570
59,500 (b) Sansan, Inc 769
1,665,903 SAP AG. 446,378
110,458 Sapiens International Corp NV 3,024
1,315 Secunet Security Networks AG. 245
626,355 (b) SEMrush Holdings, Inc 5,844
845,459 (b) SentinelOne, Inc 15,370
570,608 (b) ServiceNow, Inc 454,284
361 (a),(b) ServiceTitan, Inc 34
108,722 Shanghai Baosight Software Co Ltd 459
640,086 Shanghai Baosight Software Co Ltd 1,138
1,736,465 (a),(b) SHIFT, Inc 13,500
2,564,041 (b) Shopify, Inc (Class A) 243,923
391,749 (b) Shopify, Inc (Class A) 37,367
444,347 (b) SimilarWeb Ltd 3,675
32,700 (a) Simplex Holdings, Inc 616
582,428 (b),(c) Sinch AB 1,220
216,577 (b) SiteMinder Ltd 597
983,845 (b) Snowflake, Inc 143,799
103,334 Softcat plc 2,118
137,304 Sonata Software Ltd 553
12,215 Sopra Group S.A. 2,270
124,400 (b) Sprinklr, Inc 1,039

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
145,340 (b) Sprout Social, Inc $ 3,196
23,047 (b) SPS Commerce, Inc 3,059
112,400 Sumisho Computer Systems Corp 2,779
637,224 SUNeVision Holdings Ltd 567
141,501 (b) Synopsys, Inc 60,683
3,049,012 Systena Corp 7,389
161,000 Systex Corp 622
169,963 Tanla Platforms Ltd 923
702,495 Tata Consultancy Services Ltd 29,552
27,220 Tata Elxsi Ltd 1,654
804,637 (b),(c) TeamViewer SE 10,504
419,970 Tech Mahindra Ltd 6,927
253,800 TechMatrix Corp 3,359
906,495 Technology One Ltd 15,945
89,273 (b) Telos Corp 212
41,383 Temenos Group AG. 3,213
150,290 (b) Tenable Holdings, Inc 5,257
501,540 (b) Teradata Corp 11,275
90,166 (a) Tietoenator Oyj 1,562
152,700 TIS, Inc 4,226
69,085 (a),(b) TomTom NV 354
399,952 TOTVS S.A. 2,339
860,385 (b) Trade Desk, Inc 47,080
91,100 (b) Trend Micro, Inc 6,150
1,322,162 Truecaller AB 8,969
192,200 Tuya, Inc (ADR) 582
88,831 (b) Twilio, Inc 8,697
183,950 (b) UiPath, Inc 1,895
252,722 (a),(b) Unity Software, Inc 4,951
35,028 (b) VeriSign, Inc 8,893
6,928 (b) Viant Technology, Inc 86
28,901 Vitec Software Group AB 1,568
39,000 (a),(b) VNET Group, Inc (ADR) 320
1,170,000 (a),(b) Vobile Group Ltd 620
5,804 (a) Wavestone 306
160,850 (b) Weave Communications, Inc 1,784
2,506,000 (a),(b),(c) Weimob, Inc 578
12,559 (a) Wiit S.p.A 192
18,000 WingArc1st, Inc 415
2,075,476 Wipro Ltd 6,330
132,138 WiseTech Global Ltd 6,814
44,429 (b) Wix.com Ltd 7,259
249,469 (b) Workday, Inc 58,258
283,641 (b) Workiva, Inc 21,531
104,217 (b) Xero Ltd 10,187
174,987 Yonyou Network Technology Co Ltd 367
40,428 (a),(b) Yubico AB 731
23,550 (b) Zaggle Prepaid Ocean Services Ltd 99
94,829 Zensar Technologies Ltd 771
581,624 (b) Zeta Global Holdings Corp 7,887
114,722 (b) Zscaler, Inc 22,763
21,600 Zuken, Inc 684
TOTAL SOFTWARE & SERVICES 9,350,844
TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
608,944 AAC Technologies Holdings, Inc 3,715
55,000 Ability Opto-Electronics Technology Co Ltd 251
41,500 Accelink Technologies Co Ltd 265
392,402 Accton Technology Corp 6,952
2,251,532 Acer, Inc 2,430
78,000 Adlink Technology, Inc 193
10,631 ADVA Optical Networking SE 232
365,543 Advantech Co Ltd 4,177

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
25,006 Ai Holdings Corp $ 347
44,000 All Ring Tech Co Ltd 361
721,000 Alpha Networks, Inc 647
145,800 (a) Alps Electric Co Ltd 1,492
5,046 ALSO Holding AG. 1,379
39,950 (a) Amano Corp 1,068
2,452,605 Amphenol Corp (Class A) 160,866
22,360 Anker Innovations Technology Co Ltd 318
757,493 (a) Anritsu Corp 6,846
1,287,120 (b),(e) Anxin-China Holdings Ltd 2
19,493,727 (g) Apple, Inc 4,330,142
1,251,000 Arcadyan Technology Corp 8,575
2,513,369 (b) Arista Networks, Inc 194,736
10,796 (b) Arrow Electronics, Inc 1,121
193,000 Asia Optical Co, Inc 814
255,000 Asia Vital Components Co Ltd 3,611
41,000 ASROCK, Inc 232
26,174 Astra Microwave Products Ltd 204
548,026 Asustek Computer, Inc 10,197
5,344,827 AU Optronics Corp 2,188
58,000 AURAS Technology Co Ltd 957
23,565 (b),(c) Avalon Technologies Ltd 207
106,500 Avary Holding Shenzhen Co Ltd 536
147,120 (b) Aviat Networks, Inc 2,820
18,036 Avnet, Inc 867
389,400 Azbil Corp 3,025
86,790 Badger Meter, Inc 16,512
56,212 Barco NV 719
25,900 Benchmark Electronics, Inc 985
1,264,000 Benq Corp 1,114
2,195,637 BOE Technology Group Co Ltd 1,257
266,000 BOE Varitronix Ltd 195
289,200 Brother Industries Ltd 5,236
625,939 BYD Electronic International Co Ltd 3,264
2,365,300 CalComp Electronics Thailand PCL 414
97,670 (b) Calix, Inc 3,461
93,800 (b) Canon Electronics, Inc 1,564
44,190 Canon Marketing Japan, Inc 1,507
670,500 Canon, Inc 20,908
493,947 Catcher Technology Co Ltd 3,147
56,981 CDW Corp 9,132
81,691 (b) Celestica, Inc 6,444
278,000 Chang Wah Electromaterials, Inc 354
133,000 Channel Well Technology Co Ltd 334
94,545 Chaozhou Three-Circle Group Co Ltd 517
937,000 Chenbro Micom Co Ltd 7,221
286,000 Cheng Uei Precision Industry Co Ltd 482
126,000 Chenming Mold Industry Corp 422
2,312,000 Chicony Electronics Co Ltd 11,834
489,600 (b),(e) China Fiber Optic Network System Group Ltd 1
36,857 China Greatwall Technology Group Co Ltd 72
434,306 China Railway Signal & Communication Corp Ltd 337
321,000 Chroma ATE, Inc 2,805
18,000 Chunghwa Precision Test Tech Co Ltd 360
457,802 (b) Ciena Corp 27,665
5,429,880 Cisco Systems, Inc 335,078
152,000 (a) Citizen Watch Co Ltd 910
325,000 Clevo Co 462
159,201 Codan Ltd 1,561
74,230 Cognex Corp 2,214
52,926 (b) Coherent Corp 3,437
6,112 Comet Holding AG. 1,539

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
4,947 (b) CommScope Holding Co, Inc $ 26
3,281,524 Compal Electronics, Inc 3,190
863,000 Compeq Manufacturing Co Ltd 1,491
46,661 (a) CompoSecure, Inc 507
208,000 Coretronic Corp 464
153,134 Corning, Inc 7,010
20,785 (b) CosmoAM&T Co Ltd 542
235,000 (a),(b) Cowell e Holdings, Inc 871
36,370 (b) CPI Card Group, Inc 1,061
585 Crane NXT Co 30
13,581 (b) Cyient DLM Ltd 72
31,406 Daeduck Electronics Co Ltd 340
8,723 Daejoo Electronic Materials Co Ltd 496
60,870 Daiwabo Co Ltd 1,033
170,482 DataTec Ltd 516
116,561 Dell Technologies, Inc 10,625
2,380,070 Delta Electronics Thailand PCL 4,688
2,349,673 Delta Electronics, Inc 25,988
130,903 Dexerials Corp 1,621
69,697 Dicker Data Ltd 366
199,000 Dynamic Holding Co Ltd 274
164,000 Dynapack International Technology Corp 853
4,981,271 E Ink Holdings, Inc 40,552
26,648 Eizo Nanao Corp 371
43,996 Elecom Co Ltd 487
226,000 Elite Material Co Ltd 3,785
87,679 Ennoconn Corp 756
34,700 Eoptolink Technology, Inc Ltd 480
2,028,650 (a) Ericsson (LM) (B Shares) 15,784
430,774 (b) Everdisplay Optronics Shanghai Co Ltd 130
107,556 (a) Evertz Technologies Ltd 769
116,080 (b) Extreme Networks, Inc 1,536
11,222 (b) F5 Networks, Inc 2,988
98,374 (b) Fabrinet 19,430
3,060,000 (b) FIH Mobile Ltd 356
263,000 FLEXium Interconnect, Inc 482
2,341,648 (b) Flextronics International Ltd 77,462
41,000 Fositek Corp 731
644,424 Foxconn Industrial Internet Co Ltd 1,800
933,000 Foxconn Technology Co Ltd 1,764
2,460,784 FUJIFILM Holdings Corp 47,146
13,700 Furuya Metal Co Ltd 246
244,000 General Interface Solution Holding Ltd 349
68,000 Genius Electronic Optical Co Ltd 815
72,365 Genus Power Infrastructures Ltd 220
341,000 (b) Getac Holdings Corp 1,180
399,000 Gigabyte Technology Co Ltd 2,968
273,000 Global Brands Manufacture Ltd 533
160,922 GoerTek, Inc 582
273,400 Gold Circuit Electronics Ltd 1,693
173,536 GRG Banking Equipment Co Ltd 318
104,597 Guangzhou Haige Communications Group, Inc Co 161
9,700 (a) Hakuto Co Ltd 267
631,303 Halma plc 21,181
257,700 Hamamatsu Photonics KK 2,512
1,150,700 Hana Microelectronics PCL (Foreign) 547
270,440 Hannstar Board Corp 431
1,669,000 HannStar Display Corp 382
147,760 (b) Harmonic, Inc 1,417
121,800 Hengtong Optic-electric Co Ltd 280
554,859 Hewlett Packard Enterprise Co 8,561
1,523,153 Hexagon AB 16,282

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
551,000 (b) High Tech Computer Corp $ 658
7,500 Hioki EE Corp 353
97,600 Hirose Electric Co Ltd 11,305
29,175 (a) HMS Networks AB 1,286
15,075,640 Hon Hai Precision Industry Co, Ltd 68,003
28,399 Horiba Ltd 1,906
313,600 Hosiden Corp 4,183
397,485 HP, Inc 11,006
57,700 Huagong Tech Co Ltd 329
31,500 Huaqin Technology Co Ltd 349
103,300 (a) Ibiden Co Ltd 2,787
169,000 I-Chiun Precision Industry Co Ltd 464
1,448 Inficon Holding AG. 1,519
7,891 (a) Ingram Micro Holding Corp 140
72,007 Innodisk Corp 549
6,142,641 InnoLux Display Corp 2,826
60,500 Inspur Electronic Information Industry Co Ltd 450
103,800 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 233
2,058,172 Inventec Co Ltd 2,666
4,987 (b) IPG Photonics Corp 315
40,527 IsuPetasys Co Ltd 1,014
184,000 ITEQ Corp 354
402,800 ITMAX SYSTEM Bhd 360
351,086 (b) Itron, Inc 36,780
15,445 Ituran Location and Control Ltd 559
53,899 Jabil Inc 7,334
515,742 (a) Japan Aviation Electronics Industry Ltd 9,039
610,900 Jaymart Group Holdings PCL 160
43,130 Jenoptik AG. 900
36,888 Jeol Ltd 1,143
55,000 Jess-Link Products Co Ltd 206
17,909 (b) JNTC Co Ltd 182
79,437 (b) Joongang DNM Co Ltd 190
171,641 Juniper Networks, Inc 6,212
30,000 (a) Kaga Electronics Co Ltd 541
23,160 (b) Kaynes Technology India Ltd 1,275
744,200 KCE Electronics PCL 348
234,070 Keyence Corp 92,039
34,715 (b) Keysight Technologies, Inc 5,199
49,000 King Slide Works Co Ltd 2,496
568,500 Kingboard Chemical Holdings Ltd 1,625
807,500 Kingboard Laminates Holdings Ltd 932
828,000 Kinpo Electronics 544
136,087 Kitron ASA 583
363,900 Konica Minolta Holdings, Inc 1,230
921,400 Kyocera Corp 10,407
150,006 Landis&Gyr Group AG. 8,917
78,625 Largan Precision Co Ltd 5,663
568,500 (c) Legend Holdings Corp 606
371 LEM Holding S.A. 298
6,314,399 Lenovo Group Ltd 8,581
259,923 Lens Technology Co Ltd 911
232,575 LG Display Co Ltd 1,402
10,881 LG Innotek Co Ltd 1,196
377,284 Lingyi iTech Guangdong Co 474
1,641,277 Lite-On Technology Corp 4,558
10,327 Littelfuse, Inc 2,032
111,608 Logitech International S.A. 9,457
94,000 Lotes Co Ltd 3,977
19,982 Lotte Energy Materials Corp 308
215,601 (b) Lumentum Holdings, Inc 13,441
96,956 LuxNet Corp 503

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
340,124 Luxshare Precision Industry Co Ltd $ 1,924
112,221 Macnica Holdings, Inc 1,453
6,900 Maruwa Co Ltd 1,428
31,100 Maxell Holdings Ltd 380
19,842 Maxscend Microelectronics Co Ltd 220
310,991 MCJ Co Ltd 2,829
17,200 Meiko Electronics Co 796
265,560 Methode Electronics, Inc 1,694
198,000 (b),(e) MH Development Ltd 0 ^
67,794 (a) Micronic AB 2,847
544,200 Micro-Star International Co Ltd 2,687
319,500 (b) Mirion Technologies, Inc 4,633
674,000 (b) Mitac Holdings Corp 1,138
547,748 Motorola Solutions, Inc 239,810
2,384,190 Murata Manufacturing Co Ltd 36,776
194,000 Nan Ya Printed Circuit Board Corp 602
816,000 Nationgate Holdings Bhd 250
19,585 (b) Nayax Ltd 663
148,677 NCAB Group AB 761
16,405 Neopost S.A. 277
86,151 NetApp, Inc 7,568
12,025 Netweb Technologies India Ltd 210
48,019 Next Vision Stabilized Systems Ltd 1,103
40,450 (a) Nichicon Corp 332
71,615 Ninestar Corp 240
56,976 Nippon Electric Glass Co Ltd 1,330
26,860 Nissha Printing Co Ltd 246
20,372 Nohmi Bosai Ltd 436
1 Nokia Corp (ADR) 0 ^
3,931,850 Nokia Oyj 20,708
142,900 (b) OFILM Group Co Ltd 241
704,436 (a) Oki Electric Industry Co Ltd 4,653
125,900 (a) Omron Corp 3,555
50,616 Oxford Instruments plc 1,135
5,961,000 Pan-International Industrial 8,167
236,626 (a),(b) PAR Technology Corp 14,515
4,331 Park Systems Corp 619
623,000 PAX Global Technology Ltd 388
1,937 PC Connection, Inc 121
1,594,915 Pegatron Corp 4,076
114,671 PG Electroplast Ltd 1,220
45,289 (b) Plexus Corp 5,803
12,000 Posiflex Technology, Inc 99
385,000 Primax Electronics Ltd 969
177,000 Promate Electronic Co Ltd 367
130,161 (b) Pure Storage, Inc 5,762
428,000 Q Technology Group Co Ltd 411
2,089,390 Quanta Computer, Inc 14,537
151,000 Quanta Storage, Inc 391
76,063 (a),(b) Raspberry PI Holdings plc 458
462,082 Redington Ltd 1,308
32,060 Renishaw plc 1,056
17,647 Restar Holdings Corp 271
379,200 (a) Ricoh Co Ltd 4,011
58,400 (b) Rigaku Holdings Corp 371
26,352 (a) Riken Keiki Co Ltd 455
29,796 Riso Kagaku Corp 248
161,200 (a),(b) RoboSense Technology Co Ltd 806
20,559 Ryoyo Ryosan Holdings, Inc 337
43,548 Samsung Electro-Mechanics Co Ltd 3,857
13,639,021 Samsung Electronics Co Ltd 540,725
641,958 Samsung Electronics Co Ltd (Preference) 20,779

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
42,553 Samsung SDI Co Ltd $ 5,499
22,454 (b) SanDisk Corp 1,069
70,319 (b) Sanmina Corp 5,357
3,000 (a) Santec Holdings Corp 99
40,000 Scientech Corp 340
207,400 (a) Seiko Epson Corp 3,323
7,861 (a),(b),(c) Sensirion Holding AG. 612
24,425 Seojin System Co Ltd 345
243,000 Sercomm Corp 867
6,313 (a) Sesa S.p.A 467
5,082 SES-imagotag S.A. 1,087
7,836 Shanghai Friendess Electronic Technology Corp Ltd 197
113,484 Shengyi Technology Co Ltd 429
6,992 Shennan Circuits Co Ltd 123
50,944 Shenzhen Transsion Holdings Co Ltd 638
170,000 Shimadzu Corp 4,246
144,000 Simplo Technology Co Ltd 1,632
870,000 Sinbon Electronics Co Ltd 6,775
264,929 (a) Softwareone Holding AG. 1,629
104,000 Solomon Technology Corp 435
34,065 (b) SOLUM Co Ltd 388
44,405 Solus Advanced Materials Co Ltd 234
85,395 Spectris plc 2,577
525,498 (b) Spirent Communications plc 1,280
949,170 Sterlite Technologies Ltd 894
11,600 Sun Corp 564
558,149 Sunny Optical Technology Group Co Ltd 5,153
209,278 (a),(b) Super Micro Computer, Inc 7,166
423,277 Supreme Electronics Co Ltd 701
89,841 Suzhou Dongshan Precision Manufacturing Co Ltd 407
28,460 Suzhou TFC Optical Communication Co Ltd 339
959,621 Synnex Technology International Corp 2,078
61,224 Syrma SGS Technology Ltd 327
233,000 Taiwan Surface Mounting Technology Corp 752
198,000 Taiwan Union Technology Corp 945
106,940 (a) Taiyo Yuden Co Ltd 1,782
883,229 TCL Technology Group Corp 542
328,222 TD SYNNEX Corp 34,122
1,396,000 TDK Corp 14,629
543,238 TE Connectivity plc 76,770
64,555 (b),(c) Tejas Networks Ltd 570
132,000 Test Research, Inc 441
50,000 Thinking Electronic Industrial Co Ltd 222
15,900 (a) Tokyo Electron Device Ltd 319
146,640 Tong Hsing Electronic Industries Ltd 495
79,156 Topcon Corp 1,725
21,785 Toshiba TEC Corp 392
283,000 TPK Holding Co Ltd 300
167,000 Transcend Information, Inc 512
47,618 (b) Trimble Inc 3,126
365,000 Tripod Technology Corp 2,188
606,559 (b) TTM Technologies, Inc 12,441
278,730 (b) Turtle Beach Corp 3,977
271,000 TXC Corp 760
1,776 (a) Ubiquiti, Inc 551
1,067,011 Unimicron Technology Corp 3,040
146,291 Unisplendour Corp Ltd 556
525,412 Unitech Printed Circuit Board Corp 412
47,000 Universal Microwave Technology, Inc 557
67,550 Universal Scientific Industrial Shanghai Co Ltd 163
1,113,600 Venture Corp Ltd 10,213
441,328 (b) Viasat, Inc 4,599

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
37,600 Victory Giant Technology Huizhou Co Ltd $ 430
876,701 Vontier Corp 28,800
2,523,000 VS Industry Bhd 496
585,042 VSTECS Holdings Ltd 503
165,885 Vtech Holdings Ltd 1,217
81,500 Wacom Co Ltd 312
144,000 Wah Lee Industrial Corp 432
224,000 Walsin Technology Corp 593
4,654,000 Wasion Holdings Ltd 4,917
68,245 (b) Western Digital Corp 2,759
42,684 Wingtech Technology Co Ltd 192
190,500 (b),(e),(f) Wintek Corp 0 ^
2,119,000 Wistron Corp 6,212
323,524 Wistron NeWeb Corp 1,375
86,049 Wiwynn Corp 4,358
1,232,519 WPG Holdings Ltd 2,328
580,252 WT Microelectronics Co Ltd 1,737
187,508 Wuhan Guide Infrared Co Ltd 206
79,632 WUS Printed Circuit Kunshan Co Ltd 366
16,363,800 (b),(c) Xiaomi Corp 103,546
15,750 (b),(e) Ya Hsin Industrial Co Ltd 0 ^
318,650 Yageo Corp 4,693
178,000 (c) Yangtze Optical Fibre and Cable Joint Stock Ltd 364
56,465 Yealink Network Technology Corp Ltd 318
164,000 Yokogawa Electric Corp 3,201
21,821 (b) Zebra Technologies Corp (Class A) 6,166
136,818 Zhejiang Dahua Technology Co Ltd 322
35,452 Zhejiang Supcon Technology Co Ltd 260
546,558 Zhen Ding Technology Holding Ltd 1,734
54,892 Zhongji Innolight Co Ltd 764
199,503 ZTE Corp 945
602,199 (a) ZTE Corp (Class H) 1,858
259,000 Zyxel Group Corp 262
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,311,434
TELECOMMUNICATION SERVICES - 1.2%
927,271 Advanced Info Service PCL 7,435
798,733 (c) Airtel Africa plc 1,720
14,500,184 America Movil SAB de C.V. 10,331
12,460 (b) Anterix, Inc 456
14,838,461 AT&T, Inc 419,632
14,023 ATN International, Inc 285
202,917 (a) Aussie Broadband Ltd 508
2,338,706 Axiata Group Bhd 946
218,303 (b) Bandwidth, Inc 2,860
50,991 (a) BCE, Inc 1,170
1,779,717 Bezeq Israeli Telecommunication Corp Ltd 2,628
1,992,331 Bharti Airtel Ltd 40,277
4,706,251 (a) BT Group plc 10,095
92,609 (b) Cellcom Israel Ltd 568
370,855 (c) Cellnex Telecom S.A. 13,183
29,300 Chief Telecom, Inc 382
3,489,991 (b),(c) China Tower Corp Ltd 4,701
3,037,653 Chunghwa Telecom Co Ltd 11,801
1,588,641 Citic Telecom International Holdings Ltd 466
3,002,055 Deutsche Telekom AG. 110,836
2,493,644 Digi.Com BHD 1,958
28,868 Drillisch AG. 476
101,250 Elisa Oyj (Series A) 4,935
2,702,176 Emirates Telecommunications Group Co PJSC 12,433
105,726 Empresa Nacional de Telecomunicaciones S.A. 324
15,387 Etihad Atheeb Telecommunication Co 377
297,130 Etihad Etisalat Co 4,832

SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
1,412,282 Far EasTone Telecommunications Co Ltd $ 3,934
97,466 Freenet AG. 3,714
104,582 (b) Frontier Communications Parent, Inc 3,750
78,311 Gamma Communications plc 1,226
186,824 (b),(e) GCI Liberty, Inc 2
611,057 (b) Helios Towers plc 841
130,379 Hellenic Telecommunications Organization S.A. 2,121
686,291 HFCL Ltd 631
932,120 HKBN Ltd 620
2,673,437 HKT Trust & HKT Ltd 3,571
1,271,607 (a) Hutchison Telecommunications Hong Kong Holdings Ltd 157
154,910 IDT Corp 7,948
932,729 (b) Indus Towers Ltd 3,627
234,120 Infrastrutture Wireless Italiane S.p.A 2,478
93,748 Internet Initiative Japan, Inc 1,630
677,500 (e) Intouch Holdings PCL (Class F) 1,628
122,735 Iridium Communications, Inc 3,353
4,399,900 (b) Jasmine International PCL 197
161,300 (b) Jasmine Technology Solution PCL 125
2,567,792 KDDI Corp 40,560
16,847,078 Koninklijke KPN NV 71,358
326,788 Kuwait Telecommunications Co 596
222,725 (a),(b),(e) Let's GOWEX S.A. 2
173,699 LG Telecom Ltd 1,216
68,782 (b) Liberty Global Ltd 823
378,062 (b) Liberty Global Ltd 4,351
1,583 (b) Liberty Latin America Ltd (Class A) 10
326,578 (b) Lumen Technologies, Inc 1,280
312,697 Magyar Telekom 1,365
1,806,483 Maxis Bhd 1,383
89,898 (b) Millicom International Cellular S.A. 2,721
1,745,357 Mobile Telecommunications Co KSCP 2,715
193,772 Mobile Telecommunications Co Saudi Arabia 581
1,304,021 MTN Group Ltd 8,764
9,338,566 NetLink NBN Trust 6,117
53,436,500 Nippon Telegraph & Telephone Corp 51,645
742,496 NOS SGPS S.A. 3,537
19,100 Okinawa Cellular Telephone Co 545
709,867 Ooredoo QPSC 2,301
603,700 (a) Operadora De Sites Mexicanos SAB de C.V. 428
1,905,929 Orange S. A. 24,690
121,519 Partner Communications 829
4,053,000 PCCW Ltd 2,521
60,244 PLDT, Inc 1,337
775,496 Proximus plc 5,730
121,802 Quebecor, Inc 3,073
92,113 (c) RAI Way S.p.A 579
87,646 Railtel Corp of India Ltd 308
251,973 (a) Rogers Communications, Inc (Class B) 6,729
18,560,100 Sarana Menara Nusantara Tbk PT 564
1,563,377 Saudi Telecom Co 18,901
5,241,117 Singapore Telecommunications Ltd 13,293
87,977 (b),(e) Sistema PJSFC (GDR) (London) 1
47,696 SK Telecom Co Ltd 1,797
342,641 SmarTone Telecommunications Holding Ltd 191
20,175,000 SoftBank Corp 28,144
673,898 Softbank Group Corp 34,470
1,054,211 (b) Space42 plc 464
411,614 StarHub Ltd 361
149,426 (b) Sunrise Communications AG. 7,253
19,884 Swisscom AG. 11,458
1,423,506 Taiwan Mobile Co Ltd 5,009

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
96,212 Tata Communications Ltd $ 1,768
325,575 (b) Tata Teleservices Maharashtra Ltd 213
381,220 Tele2 AB (B Shares) 5,141
1,615,274 Telecom Corp of New Zealand Ltd 1,880
276,074 Telecom Egypt 193
6,828,764 (a) Telecom Italia S.p.A. 2,307
325,985 Telefonica Brasil S.A. 2,847
2,753,628 (a) Telefonica S.A. 12,979
1,004,609 Telekom Malaysia BHD 1,486
1,122,223 Telekomunikacja Polska S.A. 2,542
480,558 Telenor ASA 6,867
234,885 Telephone and Data Systems, Inc 9,099
1,616,075 (a) TeliaSonera AB 5,834
299,346,501 Telkom Indonesia Persero Tbk PT 43,474
268,008 (b) Telkom S.A. Ltd 543
2,852,044 Telstra Corp Ltd 7,534
348,444 TELUS Corp 4,998
656,849 TIM S.A. 2,072
1,047,700 TIME dotCom Bhd 1,178
745,015 T-Mobile US, Inc 198,703
7,883,253 (b) True Corp PCL 2,742
92,740 (b) Tuas Ltd 322
962,370 Turkcell Iletisim Hizmet AS 2,429
63,466 United Internet AG. 1,311
50,100 (a) Usen-Next Holdings Co Ltd 591
1,272,840 Verizon Communications, Inc 57,736
480,545 Vodacom Group Ltd 3,301
16,022,233 Vodafone Group plc 15,055
18,972,931 (b) Vodafone Idea Ltd 1,501
7,321,356 Vodafone Qatar QSC 3,951
4,107,900 XL Axiata Tbk PT 564
TOTAL TELECOMMUNICATION SERVICES 1,478,329
TRANSPORTATION - 1.4%
427,255 Adani Ports & Special Economic Zone Ltd 5,883
43,348 Aegean Airlines S.A. 564
55,335 Aena SME S.A. 12,982
24,341 Aeroports de Paris 2,478
2,803,027 Agility Global PLC 1,000
1,288,031 Agility Public Warehousing Co KSC 1,048
2,229,890 Air Arabia PJSC 1,877
116,908 (b) Air Canada 1,151
503,429 (b) Air China Ltd 494
102,619 (a),(b) Air France-KLM 954
1,414,105 Air New Zealand Ltd 506
3,282,388 Airports of Thailand PCL 3,701
52,265 (b) Alaska Air Group, Inc 2,572
112,996 (a) All Nippon Airways Co Ltd 2,086
230,776 Allcargo Logistics Ltd 77
217 (a),(b) Amerco, Inc 14
278,732 (b) American Airlines Group, Inc 2,941
1,801,000 (b) ANE Cayman, Inc 2,014
370,000 Anhui Expressway Co Ltd 520
2,182 AP Moller - Maersk AS (Class A) 3,738
3,360 AP Moller - Maersk AS (Class B) 5,848
696,376 (b) Aramex PJSC 535
174,708 ArcBest Corp 12,331
10,371,100 (b) Asia Aviation PCL 520
52,180 (b) Asiana Airlines, Inc 354
208,482 Athens International Airport S.A. 2,053
935,044 Atlas Arteria Ltd 2,845
1,185,625 Auckland International Airport Ltd 5,500
1,545,937 Aurizon Holdings Ltd 3,005

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
7,382 (a),(b) Avis Budget Group, Inc $ 560
47,850 (a) AZ-COM MARUWA Holdings, Inc 396
641,900 Bangkok Airways PCL 350
4,890,162 Bangkok Expressway & Metro PCL 781
1,502,000 (b) Beijing Capital International Airport Co Ltd 543
2,423,600 Beijing-Shanghai High Speed Railway Co Ltd 1,862
253,109 (b) Blade Air Mobility, Inc 691
4,426 Blue Dart Express Ltd 317
6,649,800 BTS Group Holdings PCL 1,016
644,247 Canadian National Railway Co 62,694
655,069 Canadian Pacific Railway Ltd 45,972
880,000 (a) Canggang Railway Ltd 155
6,654 (a) Cargojet, Inc 382
39,000 Central Japan Railway Co 744
79,216 CH Robinson Worldwide, Inc 8,112
2,171,000 China Airlines 1,484
768,600 (b) China Eastern Airlines Corp Ltd 385
274,900 China Merchants Expressway Network & Technology Holdings Co Ltd 502
1,096,667 China Merchants Holdings International Co Ltd 1,886
550,859 (b) China Southern Airlines Co Ltd (Class A) 431
615,772 Cia de Concessoes Rodoviarias 1,256
51,450 Cia de Distribucion Integral Logista Holdings S.A. 1,635
7,776 CJ Logistics Corp 457
24,746 Clarkson plc 1,094
1,687,700 ComfortDelgro Corp Ltd 1,830
202,128 Container Corp Of India Ltd 1,629
871,100 (a),(b) Controladora Vuela Cia de Aviacion SAB de C.V. 463
1,106,000 (a) COSCO Pacific Ltd 666
587,815 COSCO SHIPPING Holdings Co Ltd - A 1,181
2,301,309 COSCO SHIPPING Holdings Co Ltd - H 3,631
2,220,000 COSCO SHIPPING International Hong Kong Co Ltd 1,434
539,295 CSX Corp 15,871
67,121 CTT-Correios de Portugal S.A. 543
20,248 D/S Norden 511
1,008,200 Daqin Railway Co Ltd 909
378,232 (b) Delhivery Ltd 1,124
986,396 Delta Air Lines, Inc 43,007
410,216 Deutsche Lufthansa AG. 2,989
2,467,640 Deutsche Post AG. 105,944
29,104 Dfds A.S. 381
6,831,825 (b) DiDi Global, Inc (ADR) 32,998
483,764 DSV AS 93,551
539,786 Dubai Taxi Co PJSC 366
1,112,895 East Japan Railway Co 21,936
281,098 easyJet plc 1,616
195,400 EcoRodovias Infraestrutura e Logistica S.A. 186
204,390 (b) El Al Israel Airlines 620
242,763 Enav S.p.A 960
2,134,000 Eva Airways Corp 2,626
445,000 Evergreen International Storage & Transport Corp 427
820,013 Evergreen Marine Corp Taiwan Ltd 5,498
22,538 (a) Exchange Income Corp 779
574 Expeditors International Washington, Inc 69
83,095 Farglory F T Z Investment Holding Co Ltd 97
443,101 FedEx Corp 108,019
68,648 (a) Finnair Oyj 242
469,521 Firstgroup plc 946
17,123 Flughafen Zuerich AG. 4,062
31,360 (b) Fraport AG. Frankfurt Airport Services Worldwide 1,968
11,560 Fukuyama Transporting Co Ltd 280
3,151,015 Full Truck Alliance Co Ltd (ADR) 40,238
163,242 Gateway Distriparks Ltd 114

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
209,574 Getlink S.E. $ 3,619
2,102,099 (b) GMR Infrastructure Ltd 1,850
96,339 Golden Ocean Group Ltd 771
7,407,762 (b) Grab Holdings Ltd 33,557
519,213 Grindrod Ltd 345
213,500 Grupo Aeroportuario del Centro Norte Sab de C.V. 2,098
297,474 (a) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,500
138,218 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,784
302,100 (a),(b),(c) Grupo Traxion SAB de C.V. 233
248,552 Gujarat Pipavav Port Ltd 399
372,312 (b) Gulf Navigation Holding PJSC 568
243,579 Gulf Warehousing Co 207
150,951 (b) GXO Logistics, Inc 5,899
1,847,600 (b) Hainan Airlines Holding Co Ltd 355
244,000 (a),(b) Hainan Meilan International Airport Co Ltd 285
51,100 Hamakyorex Co Ltd 440
195,000 (b),(c) Hangzhou SF Intra-City Industrial Co Ltd 225
11,478 (a) Hankyu Hanshin Holdings, Inc 309
537,919 Heartland Express, Inc 4,960
196,072 HMM Co Ltd 2,618
373,777 Hoegh Autoliners ASA 2,738
278,533 Hub Group, Inc (Class A) 10,353
6,998,151 Hutchison Port Holdings Trust 1,176
28,574 Hyundai Glovis Co Ltd 2,197
2,748 (b) ID Logistics Group 1,088
53,638 (a) Iino Kaiun Kaisha Ltd 358
148,185 (b),(c) InterGlobe Aviation Ltd 8,832
787,535 International Container Term Services, Inc 4,886
491,762 International Distributions Services plc 2,306
1,912,200 (b) J&T Global Express Ltd 1,391
2,246,742 Japan Airlines Co Ltd 38,485
54,900 Japan Airport Terminal Co Ltd 1,514
1,833,700 Jasa Marga Persero Tbk PT 440
92,678 Jazeera Airways Co KSCP 305
17,367 JB Hunt Transport Services, Inc 2,569
1,630,200 (b),(c) JD Logistics, Inc 2,634
163,374 JET2 plc 2,615
418,335 (a),(b) JetBlue Airways Corp 2,016
1,200,915 Jiangsu Express 1,426
1,115,178 (a),(b) Joby Aviation, Inc 6,713
82,900 Juneyao Airlines Co Ltd 150
68,200 Kamigumi Co Ltd 1,596
18,600 (a) Kawasaki Kisen Kaisha Ltd 253
188,100 (a) Keihin Electric Express Railway Co Ltd 1,898
89,100 (a) Keio Corp 2,279
834,100 Keisei Electric Railway Co Ltd 7,536
152,765 (a) Kelsian Group Ltd 257
260,509 Kerry Logistics Network Ltd 229
137,000 Kerry TJ Logistics Co Ltd 156
155,800 Kintetsu Corp 3,328
186,106 (b) Kirby Corp 18,799
120,893 Knight-Swift Transportation Holdings, Inc 5,258
25,068 Konoike Transport Co Ltd 451
134,081 Korean Air Lines Co Ltd 1,952
37,617 (a) Kuehne & Nagel International AG. 8,687
121,900 (a) Kyushu Railway Co 2,977
161,850,099 Lan Airlines S.A. 2,535
167,471 Landstar System, Inc 25,154
842,500 Liaoning Port Co Ltd 173
685,642 Localiza Rent A Car 4,036
10,445 Lotte Rental Co Ltd 201
11,557 (b) Lumi Rental Co 214

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
516,316 (b) Lyft, Inc (Class A) $ 6,129
433,362 Marten Transport Ltd 5,946
11,030 Maruzen Showa Unyu Co Ltd 444
1,199,340 MISC Bhd 1,940
565,440 (a) Mitsubishi Logistics Corp 3,673
68,200 (a) Mitsui OSK Lines Ltd 2,375
16,414 Mitsui-Soko Co Ltd 874
491,039 MPC Container Ships ASA 743
1,104,293 MTR Corp 3,618
79,865 (a) Mullen Group Ltd 694
151,500 (a) Nagoya Railroad Co Ltd 1,765
88,627 Nankai Electric Railway Co Ltd 1,452
353,102 National Express Group plc 265
177,900 Nippon Express Holdings, Inc 3,240
90,298 (a) Nippon Konpo Unyu Soko Co Ltd 1,623
154,100 (a) Nippon Yusen Kabushiki Kaisha 5,093
47,100 (a) Nishi-Nippon Railroad Co Ltd 677
677,969 Norwegian Air Shuttle AS 777
7,461 (b) NTG Nordic Transport Group A.S. 284
267,700 (a) Odakyu Electric Railway Co Ltd 2,647
24,873 Odfjell SE 214
30,417 Oesterreichische Post AG. 1,030
119,347 Old Dominion Freight Line 19,746
112,000 Orient Overseas International Ltd 1,658
4,402,290 Pacific Basin Shipping Ltd 981
205,821 Pan Ocean Co Ltd 475
166,374 (b) Pegasus Hava Tasimaciligi AS. 1,130
144,262 Promotora y Operadora de Infraestructura SAB de C.V. 1,457
539,911 Qantas Airways Ltd 3,078
835,794 Qatar Navigation QSC 2,523
1,436,685 Qube Holdings Ltd 3,557
860,217 Redde Northgate plc 3,283
7,512,800 Regional Container Lines PCL 5,226
1,047,176 (b) Reysas Tasimacilik ve Lojistik Ticaret AS. 478
974,046 Rumo S.A. 2,769
178 Ryder System, Inc 26
68,997 (a) Sagami Railway Co Ltd 1,011
11,332 (b) Saia, Inc 3,960
96 (b),(e) SAir Group 0 ^
18,340 Sakai Moving Service Co Ltd 306
17,919 SAL Saudi Logistics Services 940
33,450 Sankyu, Inc 1,375
435,000 Santos Brasil Participacoes S.A. 1,015
78,378 Saudi Ground Services Co 1,073
43,426 (b) Saudi Industrial Services Co 349
49,777 (b) Saudi Public Transport Co 231
11,204 SBS Holdings, Inc 212
1,512 Schneider National, Inc 35
190,500 (a) Seibu Holdings, Inc 4,222
81,706 (a) Seino Holdings Corp 1,260
103,096 Senko Co Ltd 1,039
240,239 SF Holding Co Ltd 1,428
217,250 SG Holdings Co Ltd 2,167
54,896 Shanghai International Airport Co Ltd 245
1,237,000 Shenzhen International Holdings Ltd 1,251
9,327 Shenzhen Investment Holdings Bay Area Development Co Ltd 2
6,900 Shinwa Kaiun Kaisha Ltd 185
99,784 Shipping Corp of India Ltd 192
176,600 (a) SIA Engineering Co Ltd 287
558,000 (a) Sichuan Expressway Co Ltd 271
279,400 (b) SIMPAR S.A. 199
227,000 Sincere Navigation Corp 170

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
1,050,873 (a) Singapore Airlines Ltd $ 5,294
723,824 Singapore Airport Terminal Services Ltd 1,654
1,316,619 (a) Singapore Post Ltd 600
953,000 SITC International Holdings Co Ltd 2,590
10,578 (a) Sixt AG. 911
13,648 Sixt AG. (Preference) 829
69,727 (b) Skywest, Inc 6,092
253,433 Southwest Airlines Co 8,510
1,252,468 (b) SpiceJet Ltd 645
43,300 Spring Airlines Co Ltd 310
645,000 (b) Starlux Airlines Co Ltd 505
131,221 Stolt-Nielsen Ltd 3,062
45,583 Sumitomo Warehouse Co Ltd 842
13,059 (b) Svitzer A.S. 414
1,249,501 Taiwan High Speed Rail Corp 1,008
160,525 (b) TAV Havalimanlari Holding AS 1,024
56,353 (a) TFI International, Inc 4,363
21,299 Theeb Rent A Car Co 396
65,000 (b) Tigerair Taiwan Co Ltd 178
250,535 (a) TNT NV 270
156,100 Tobu Railway Co Ltd 2,665
206,000 (a) Tokyo Metro Co Ltd 2,503
26,560 (a) Tokyu Corp 299
5,648,600 (b),(e) Trada Alam Minera Tbk PT 0 ^
875,700 Transcoal Pacific Tbk PT 305
26,549 Transport Corp of India Ltd 341
2,201,411 Transurban Group 18,542
424,353 (b) Turk Hava Yollari AO 3,475
30,859 (b) TVS Supply Chain Solutions Ltd 43
106,263 (b) Tway Air Co Ltd 153
1,783,008 (b) Uber Technologies, Inc 129,910
514 U-Haul Holding Co 30
341,000 U-Ming Marine Transport Corp 666
1,502,670 Union Pacific Corp 354,991
138,673 (b) United Airlines Holdings, Inc 9,575
32,124 United International Transportation Co 709
272,876 United Parcel Service, Inc (Class B) 30,014
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 266
67,336 (b),(e) Virgin Australia Holdings Pty Ltd 0 ^
30,917 VRL Logistics Ltd 171
840,560 Wallenius Wilhelmsen ASA 5,837
514,350 Wan Hai Lines Ltd 1,226
689,700 (b) WCE Holdings Bhd 117
22,600 West Japan Railway Co 441
44,054 (a) Westshore Terminals Investment Corp 755
30,181 Wilh Wilhelmsen ASA 1,102
154,300 Wilson Sons Holdings Brasil S.A. 460
369,000 Wisdom Marine Lines Co Ltd 787
30,026 (b) XPO, Inc 3,230
1,167,636 (a) Yamato Transport Co Ltd 15,302
1,336,000 Yang Ming Marine Transport 3,022
143,059 YTO Express Group Co Ltd 251
640,000 Yuexiu Transport Infrastructure Ltd 292
1,668,415 Zhejiang Expressway Co Ltd 1,362
543,435 (a) ZIM Integrated Shipping Services Ltd 7,929
332,100 ZTO Express Cayman, Inc 6,566
TOTAL TRANSPORTATION 1,721,339
UTILITIES - 2.7%
1,378,761 A2A S.p.A. 3,323
17,321 Acciona S.A. 2,267
40,756 ACEA S.p.A. 840
9,224,000 ACEN Corp 491

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
113,227 ACWA Power Co $ 10,294
460,850 (b) Adani Power Ltd 2,724
2,140,214 AGL Energy Ltd 14,127
2,182,532 Aguas Andinas S.A. 787
634,800 Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 348
282,547 (b) Akfen Yenilenebilir Enerji AS. 122
169,365 Aksa Enerji Uretim AS 157
2,503,171 (a) Algonquin Power & Utilities Corp 12,855
14,395 (b) AlKhorayef Water & Power Technologies Co 633
251,429 Allete, Inc 16,519
3,607,939 Alliant Energy Corp 232,171
208,452 (a) AltaGas Ltd 5,717
124,167 Alupar Investimento S.A. 632
840,629 Ameren Corp 84,399
1,564,025 American Electric Power Co, Inc 170,901
3,170 American States Water Co 249
916,599 APA Group 4,541
27,719 Ascopiave S.p.A. 92
190,269 Atco Ltd 6,627
37,711 Athens Water Supply & Sewage Co S.A. 243
337,903 (b) Auren Energia S.A. 441
65,586 Aygaz AS 292
483,900 B Grimm Power PCL 146
477,600 Banpu Power PCL 99
982,000 BCPG PCL 201
496,179 Beijing Enterprises Holdings Ltd 1,879
3,846,586 Beijing Enterprises Water Group Ltd 1,110
1,328,000 Beijing Jingneng Clean Energy Co Ltd 367
16,414 BKW AG. 2,871
549,556 Black Hills Corp 33,331
74,006 Boralex, Inc 1,487
95,196 (a) Brookfield Infrastructure Corp 3,438
96,656 Brookfield Renewable Corp 2,698
1,774 (a) Brookfield Renewable Corp 50
94,628 Canadian Utilities Ltd 2,433
575,000 (a) Canvest Environmental Protection Group Co Ltd 351
112,935 (a) Capital Power Corp 3,754
4,188 Centerpoint Energy, Inc 152
167,039 Centrais Eletricas Brasileiras S.A. 1,300
911,251 Centrais Eletricas Brasileiras S.A. 6,514
488,054 CESC Ltd 873
125,565 CEZ AS 6,218
910,000 (a) CGN New Energy Holdings Co Ltd 270
8,772,000 (c) CGN Power Co Ltd 2,746
952,500 CGN Power Co Ltd 477
10,390 Chesapeake Utilities Corp 1,334
2,044,000 (a) China Datang Corp Renewable Power Co Ltd 588
2,385,365 China Gas Holdings Ltd 2,175
2,617,044 China Longyuan Power Group Corp Ltd 2,100
1,037,700 China National Nuclear Power Co Ltd 1,319
3,804,847 China Power International Development Ltd 1,435
749,312 China Resources Gas Group Ltd 2,235
1,712,373 China Resources Power Holdings Co 4,074
1,316,900 China Three Gorges Renewables Group Co Ltd 768
742,000 (a) China Water Affairs Group Ltd 640
1,182,701 China Yangtze Power Co Ltd 4,536
457,691 Chubu Electric Power Co, Inc 4,962
246,400 (a) Chugoku Electric Power Co, Inc 1,416
366,601 Cia de Saneamento Basico do Estado de Sao Paulo 6,553
168,600 Cia de Saneamento de Minas Gerais Copasa MG 584
107,000 Cia de Saneamento do Parana 506
278,100 Cia de Saneamento do Parana 262

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
1,406,621 Cia Energetica de Minas Gerais $ 2,529
821,200 Cia Paranaense de Energia 1,498
447,059 CK Infrastructure Holdings Ltd 2,677
1,921,700 CK Power PCL 141
103,072 Clearway Energy, Inc (Class A) 2,933
2,530 Clearway Energy, Inc (Class C) 77
1,164,872 CLP Holdings Ltd 9,483
6,699,123 Colbun S.A. 942
5,840,000 Concord New Energy Group Ltd 338
70,954 Consolidated Edison, Inc 7,847
9,590 Consolidated Water Co, Inc 235
362,108 Constellation Energy Corp 73,012
580,504 Contact Energy Ltd 3,023
141,900 CPFL Energia S.A. 937
621,500 Datang International Power Generation Co Ltd 253
297,308 Drax Group plc 2,249
1,979,289 Duke Energy Corp 241,414
735,477 E.ON AG. 11,102
77,110 Edison International 4,543
165,036 EDP Renovaveis S.A. 1,375
651,300 Electric Power Development Co 11,008
107,200 Electricity Generating PCL 290
17,056 (a) Elia Group S.A. 1,479
207,765 Emera, Inc 8,751
1,965,116 Emirates Central Cooling Systems Corp 867
201,006 (a) Enagas 2,894
242,659 Enea S.A. 960
23,205,612 Enel Chile S.A. 1,526
17,236,413 Enel S.p.A. 139,727
1,160,086 Energias de Portugal S.A. 3,904
193,878 Energisa S.A. 1,359
224,948 Energix-Renewable Energies Ltd 617
2,950,400 Energy Absolute PCL 181
251,890 (c) Enerjisa Enerji AS. 380
16,713,204 Enersis S.A. 1,626
2,989,862 Enerya Enerji AS. 259
118,648 Engie Brasil Energia S.A. 803
444,198 (b) Engie Energia Chile S.A. 457
830,133 Engie S.A. 16,176
100,163 (b) Enlight Renewable Energy Ltd 1,614
623,135 ENN Energy Holdings Ltd 5,150
97,300 ENN Natural Gas Co Ltd 263
128,000 (b),(e) Epure International Ltd 1
873,183 Equatorial Energia S.A. 4,897
42,456 ERG S.p.A. 806
1,458,078 Evergy, Inc 100,534
2,268,468 Eversource Energy 140,895
58,737 EVN AG. 1,367
109,746 Fersa Energias Renovables S.A. 176
322,025 FirstEnergy Corp 13,016
349,221 (a) Fortis, Inc 15,907
150,050 (a) Fortum Oyj 2,457
1,942,700 GAIL India Ltd 4,139
289,600 Gas Malaysia Bhd 281
964,500 GD Power Development Co Ltd 591
22,250 Genie Energy Ltd 335
428,300 Global Power Synergy PCL 341
11,381 (b) Grenergy Renovables S.A. 503
2,459,210 Guangdong Investments Ltd 1,811
108,586 Gujarat Gas Ltd 522
229,921 Gujarat State Petronet Ltd 779
2,254,027 (e) Gulf Energy Development PCL 3,305

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
3,863,300 Gunkul Engineering PCL $ 176
44,795 HD Renewable Energy Co Ltd 273
721,328 Hera S.p.A. 3,125
137,393 (a) Hokkaido Electric Power Co, Inc 700
152,877 Hokuriku Electric Power Co 851
130,475 Holding CO ADMIE IPTO S.A. 412
7,935,034 Hong Kong & China Gas Ltd 6,829
982,710 Hong Kong Electric Holdings Ltd 5,885
504,319 Huadian Power International Corp Ltd (Class A) 400
303,000 Huaneng Lancang River Hydropower, Inc 383
459,966 Huaneng Power International, Inc - A 439
3,540,751 Huaneng Power International, Inc - H 2,054
231,593 Hydro One Ltd 7,788
3,851,596 Iberdrola S.A. 62,196
491,003 Indraprastha Gas Ltd 1,157
147,732 (a) Innergex Renewable Energy, Inc 1,389
1,027,900 (b),(e) Inter Far East Energy Corp 0 ^
344,434 Interconexion Electrica S.A. ESP 1,573
438,710 Inversiones Aguas Metropolitanas S.A. 389
521,510 Iride S.p.A. 1,330
372,741 Italgas S.p.A 2,673
68,000 J&V Energy Technology Co Ltd 313
3,921,972 (b) Jaiprakash Power Ventures Ltd 652
339,014 JSW Energy Ltd 2,125
104,900 K&O Energy Group, Inc 2,102
1,127,863 Kansai Electric Power Co, Inc 13,385
18,270 Kenon Holdings Ltd 579
199,991 Korea Electric Power Corp 2,951
94,200 Korea Gas Corp 2,297
85,340 (c) KPI Green Energy Ltd 405
346,400 Kyushu Electric Power Co, Inc 3,025
43,248 Mahanagar Gas Ltd 697
4,818,400 Malakoff Corp Bhd 855
235,732 Manila Electric Co 2,266
939,300 Manila Water Co, Inc 518
5,197 MDU Resources Group, Inc 88
462,100 Mega First Corp BHD 419
366,163 Mercury NZ Ltd 1,168
932,832 Meridian Energy Ltd 2,966
28,730 MGE Energy, Inc 2,671
49,477 (b) Miahona 277
51,579 National Fuel Gas Co 4,085
33,126 National Gas & Industrialization Co 820
10,915,486 National Grid plc 142,384
182,920 New Jersey Resources Corp 8,974
6,440,227 NextEra Energy, Inc 456,548
2,517,755 NHPC Ltd 2,403
75,287 Nippon Gas Co Ltd 1,123
247,738 NLC India Ltd 703
505,722 (a) Northland Power Income Fund 6,913
62,860 Northwest Natural Holding Co 2,685
314,950 NorthWestern Corp 18,226
259,819 NRG Energy, Inc 24,802
3,445,729 NTPC Ltd 14,326
70,630 ONE Gas, Inc 5,339
112,314 (b) OPC Energy Ltd 984
1,455,085 Origin Energy Ltd 9,629
525 Ormat Technologies, Inc 37
126,024 Orsted AS 5,504
256,380 Osaka Gas Co Ltd 5,801
20,161 (b) OY Nofar Energy Ltd 462
487,682 (a) Pennon Group plc 2,825

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
779,478 Petronas Gas BHD $ 2,965
1,053,524 (f) PG&E Corp 18,100
646,870 (b) PGE Polska Grupa Energetyczna S.A. 1,331
270,640 Pinnacle West Capital Corp 25,778
3,710,843 Power Grid Corp of India Ltd 12,558
65,372,000 PT Perusahaan Gas Negara Persero Tbk 6,109
126,815 PTC India Ltd 241
133,609 Public Power Corp 2,006
30,425 (b) Pure Cycle Corp 319
322,074 Qatar Electricity & Water Co QSC 1,316
584,200 Ratch Group PCL 436
1,741,908 (b) RattanIndia Power Ltd 198
365,259 (a) Redes Energeticas Nacionais S.A. 1,084
3,010,202 (b) Reliance Energy Ltd 9,042
2,636,148 (b) Reliance Power Ltd 1,315
57,536 Rubis S.C.A 1,625
3,248,861 RWE AG. 115,999
653,829 Saudi Electricity Co 2,776
106,509 (c) Scatec ASA 802
236,671 Scottish & Southern Energy plc 4,875
407,900 SDIC Power Holdings Co Ltd 812
634,900 SembCorp Industries Ltd 2,971
512,768 Sempra Energy 36,591
248,000 (b) Serena Energia S.A. 334
432,122 Severn Trent plc 14,147
558,685 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 279
25,400 Shanghai Electric Power Co Ltd 32
363,900 Shenergy Co Ltd 447
244,988 Shenzhen Energy Group Co Ltd 214
138,542 (a) Shikoku Electric Power Co, Inc 1,071
89,532 Shinfox Energy Co Ltd 229
227,310 Shizuoka Gas Co Ltd 1,712
233,700 Sichuan Chuantou Energy Co Ltd 517
759,108 SJVN Ltd 806
63,023 (a),(b) Solaria Energia y Medio Ambiente S.A. 469
1,873,292 Southern Co 172,249
25,270 (a) Southwest Gas Holdings Inc 1,814
333,480 Spire, Inc 26,095
1,040,466 (a) Superior Plus Corp 4,649
1,411,100 Synergy Grid & Development Phils, Inc 289
466,213 Taiwan Cogeneration Corp 580
1,286,869 Tata Power Co Ltd 5,620
899,941 (b) Tauron Polska Energia S.A. 1,153
64,479 Telecom Plus plc 1,449
2,329,804 Tenaga Nasional BHD 7,037
64,200 Toho Gas Co Ltd 1,771
388,700 Tohoku Electric Power Co, Inc 2,682
1,037,300 (b) Tokyo Electric Power Co, Inc 2,986
248,188 Tokyo Gas Co Ltd 7,895
133,217 Torrent Power Ltd 2,302
907,000 (a) Towngas Smart Energy Co Ltd 412
2,315,000 TPI Polene Power PCL 152
220,336 (a) TransAlta Corp 2,056
144,200 Transmissora Alianca de Energia Eletrica S 851
1,147,700 TTW PCL 295
633,162 United Utilities Group plc 8,261
32,449 (b) VA Tech Wabag Ltd 548
1,297,240 Veolia Environnement 44,614
47,241 Verbund AG. 3,343
585,246 Vistra Corp 68,731
42,083 (a),(b) Voltalia S.A. 304
1,526,037 WEC Energy Group, Inc 166,307

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
1,437,800 Wintime Energy Group Co Ltd $ 286
1,418,418 (a) Xinyi Energy Holdings Ltd 173
18,130 York Water Co 629
2,702,100 YTL Corp BHD 1,225
1,997,700 YTL Power International BHD 1,508
645,400 Zhejiang Zheneng Electric Power Co Ltd 508
350,000 (a) Zhongyu Energy Holdings Ltd 193
1,446,287 (b) Zorlu Enerji Elektrik Uretim AS 134
TOTAL UTILITIES 3,202,567
TOTAL COMMON STOCKS
(Cost $101,662,133) 117,958,188
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 0.0%
AGENCY SECURITIES - 0.0%
$ 7,590,000 Federal Home Loan Bank
0 .500% 04/14/25 7,580
TOTAL AGENCY SECURITIES 7,580
U.S. TREASURY SECURITIES - 0.0%
200,000 United States Treasury Note/Bond
4 .125 11/15/32 200
TOTAL U.S. TREASURY SECURITIES 200
TOTAL GOVERNMENT BONDS
(Cost $7,789) 7,780
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.3%
1,855,233 iShares Core MSCI EAFE ETF 140,348
2,398,691 iShares Core MSCI Emerging Markets ETF 129,457
2,800 iShares Core S&P 500 ETF 1,573
360,577 (a) iShares MSCI Canada ETF 14,694
13,800 (a) iShares MSCI EAFE ETF 1,128
6,580 (a) iShares Russell 2000 ETF 1,313
4,500 SPDR S&P 500 ETF Trust 2,517
130,430 (a) SPDR S&P Biotech ETF 10,578
627,000 iShares MSCI EAFE Small-Cap ETF 39,833
TOTAL INVESTMENT COMPANIES
(Cost $319,075) 341,441

Stock

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
BANKS - 0.0%
59,479 Itausa S.A. 04/11/25 $ 31
TOTAL BANKS 31
CAPITAL GOODS - 0.0%
26,206 (a),(e) Webuild S.p.A 08/02/30 25
TOTAL CAPITAL GOODS 25
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL FINANCIAL SERVICES 0 ^
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
91,482 Supermax Corp Bhd 03/01/30 4
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (e) Chinook Therapeutics, Inc 01/02/30 0 ^
23,114 (e) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
20,027 (a),(e) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
83,310 (e) MBK PCL 04/25/25 22
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 22
SOFTWARE & SERVICES - 0.0%
19,369 (e) Constellation Software, Inc 08/22/28 94
TOTAL SOFTWARE & SERVICES 94
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
6,316 (e) IsuPetasys Co Ltd 04/10/25 8
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8
UTILITIES - 0.0%
17,056 (a) Elia Group S.A. 04/15/25 83
TOTAL UTILITIES 83
TOTAL RIGHTS/WARRANTS
(Cost $1) 268
TOTAL LONG-TERM INVESTMENTS
(Cost $101,988,998) 118,307,677
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
CERTIFICATE OF DEPOSIT - 0.1%
$ 4,500,000 Australia and New Zealand Banking Group 4 .540% 08/08/25 4,500
9,000,000 Bank of America 4 .640 04/02/26 9,000
9,000,000 Bank of Montreal 4 .580 03/06/26 9,000
7,200,000 Canadian Imperial Bank of Commerce 4 .600 06/04/25 7,200
5,000,000 Canadian Imperial Bank of Commerce 4 .690 09/25/25 5,000
5,000,000 Canadian Imperial Bank of Commerce 4 .670 11/17/25 5,000
4,250,000 Citibank 4 .630 06/23/25 4,250
5,000,000 Citibank 4 .700 09/19/25 5,000
5,000,000 Citibank 4 .710 10/27/25 5,000
1,250,000 Citibank 4 .480 01/22/26 1,250
1,750,000 Citibank 4 .640 01/23/26 1,750
3,250,000 Citibank 4 .650 02/24/26 3,250
4,500,000 Credit Agricole 4 .580 05/28/25 4,500
9,000,000 Lloyds Bank 0 .000 09/29/25 9,000
9,000,000 Lloyds Bank Plc 4 .580 08/07/25 9,000
9,000,000 Mitsubishi Trust & Banking Corp 4 .560 04/29/25 9,000
9,000,000 MUFG Bank Ltd 4 .640 09/19/25 9,000
5,000,000 MUFG Bank Ltd 4 .610 12/04/25 5,000
9,000,000 National Australia Bank Ltd 4 .550 10/20/25 9,000
9,000,000 Natixis 4 .620 06/05/25 9,000
9,000,000 Natixis 4 .610 11/05/25 9,000
5,000,000 Nordea Bank AB 4 .520 04/04/25 5,000
10,000,000 Nordea Bank AB 4 .540 06/13/25 10,000
5,000,000 Nordea Bank AB 4 .520 12/05/25 4,998

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CERTIFICATE OF DEPOSIT (continued)
$ 9,000,000 Skandinaviska Enskilda Banken AG 4 .560% 09/26/25 $ 9,000
6,300,000 Svenska Handelsbanken AB 4 .590 10/28/25 6,300
3,250,000 Toronto-Dominion Bank 4 .660 03/25/26 3,250
TOTAL CERTIFICATE OF DEPOSIT 171,248
COMMERCIAL PAPER - 0.0%
4,500,000 Australia and New Zealand Banking Group 0 .000 04/14/25 4,491
9,000,000 ING US Funding LLC 4 .620 05/08/25 9,000
2,000,000 ING US Funding LLC 4 .570 09/15/25 2,000
2,000,000 ING US Funding LLC 4 .600 11/14/25 2,000
8,000,000 National Bank of Canada 4 .600 06/06/25 8,000
9,000,000 National Bank of Canada 4 .570 11/10/25 9,000
5,000,000 Skandinaviska Enskilda Banken AG 4 .610 07/02/25 5,000
9,000,000 Swedbank AB 4 .560 11/26/25 9,000
TOTAL COMMERCIAL PAPER 48,491
REPURCHASE AGREEMENT - 0.4%
25,000,000 (h) Bank of Nova Scotia 4 .350 04/01/25 25,000
40,000,000 (i) Calyon 4 .360 04/01/25 40,000
20,000,000 (j) Calyon 4 .370 04/01/25 20,000
30,000,000 (k) Citigroup 4 .360 04/01/25 30,000
45,000,000 (l) Deutsche Bank 4 .350 04/01/25 45,000
50,000,000 (m) HSBC 4 .370 04/01/25 50,000
100,000,000 (n) JP Morgan Securities LLC 4 .370 04/01/25 100,000
35,000,000 (o) Merrill Lynch 4 .360 04/01/25 35,000
66,000,000 (p) Merrill Lynch 4 .370 04/01/25 66,000
20,000,000 (q) Royal Bank of Scotland 4 .350 04/01/25 20,000
TOTAL REPURCHASE AGREEMENT 431,000
VARIABLE RATE SECURITIES - 0.0%
9,000,000 Australia and New Zealand Banking Group 4 .490 08/27/25 9,000
10,000,000 ING US Funding LLC 4 .560 09/25/25 10,000
9,000,000 Royal Bank of Canada 4 .590 04/10/25 9,000
9,000,000 Westpac Banking Corp 4 .580 03/05/26 9,000
TOTAL VARIABLE RATE SECURITIES 37,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $687,739) 687,739
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.2%
10,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 04/07/25 9,992
4,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 07/15/25 3,952
4,125,000 Federal Farm Credit Banks Funding Corp 5 .125 05/22/25 4,129
5,000,000 Federal Farm Credit Discount Notes 0 .000 04/22/25 4,987
7,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/08/25 6,993
50,110,000 Federal Home Loan Bank Discount Notes 0 .000 04/10/25 50,051
2,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/21/25 1,995
22,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/23/25 21,941
20,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/29/25 19,932
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/16/25 9,947
25,000,000 Freddie Mac Discount Notes 0 .000 04/07/25 24,980
TOTAL GOVERNMENT AGENCY DEBT 158,899
TREASURY DEBT - 0.3%
75,000,000 United States Treasury Bill 0 .000 04/01/25 75,000
89,659,000 United States Treasury Bill 0 .000 04/03/25 89,638
50,000,000 United States Treasury Bill 0 .000 04/08/25 49,959
25,000,000 United States Treasury Bill 0 .000 04/10/25 24,973
2,010,000 United States Treasury Bill 0 .000 04/15/25 2,007
80,890,000 United States Treasury Bill 0 .000 04/17/25 80,737

Stock

Portfolio of Investments March 31, 2025
(continued)
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 51,740,000 United States Treasury Bill 0 .000% 04/24/25 $ 51,600
TOTAL TREASURY DEBT 373,914
TOTAL SHORT-TERM INVESTMENTS
(Cost $532,830) 532,813
TOTAL INVESTMENTS - 100.3%
(Cost $103,209,567) 119,528,229
OTHER ASSETS & LIABILITIES, NET - (0.3)% (383,925)
NET ASSETS - 100.0% $119,144,304
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
IFA Industrial Finance Authority
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts
^ Amount represents less than $1,000.
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,437,094,337.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,225,392,675 or 1.0% of Total
Investments.
(d) When-issued or delayed delivery security.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) In bankruptcy
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(h) Agreement with Bank of Nova Scotia, 4.350% dated 3/31/25 to be repurchased at $25,126,063 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–
4.880% and maturity dates 4/30/25–11/15/54, valued at $25,503,089.
(i) Agreement with Calyon, 4.360% dated 3/31/25 to be repurchased at $40,526,449 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 4.125%–4.250% and maturity dates 11/15/27–1/31/30, valued at $40,800,091.
(j) Agreement with Calyon, 4.370% dated 3/31/25 to be repurchased at $20,000,000 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 2.500% and maturity date
3/31/27, valued at $20,400,003.
(k) Agreement with Citigroup, 4.360% dated 3/31/25 to be repurchased at $30,097,479 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 0.125%–4.500% and maturity dates 3/31/26–5/15/26, valued at $30,600,094.
(l) Agreement with Deutsche Bank, 4.350% dated 3/31/25 to be repurchased at $45,288,622 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–4.500% and maturity dates 9/15/25–11/15/31, valued at $45,900,019.
(m) Agreement with HSBC, 4.370% dated 3/31/25 to be repurchased at $50,129,286 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 2.000%–5.500% and maturity dates 11/01/48–9/01/53, valued at $51,000,001.
(n) Agreement with JP Morgan Securities LLC, 4.370% dated 3/31/25 to be repurchased at $100,508,940 on 4/1/25, collateralized by Government Agency Securities, with coupon rates
3.000%–6.500% and maturity dates 8/01/34–3/01/55, valued at $102,000,001.
(o) Agreement with Merrill Lynch, 4.360% dated 3/31/25 to be repurchased at $35,041,675 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–2.750% and maturity dates 7/31/25–2/15/54, valued at $35,700,000.
(p) Agreement with Merrill Lynch, 4.370% dated 3/31/25 to be repurchased at $66,254,015 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 1.500%–7.000% and maturity dates 11/01/26–11/20/64, valued at $67,320,001.
(q) Agreement with Royal Bank of Scotland, 4.350% dated 3/31/25 to be repurchased at $20,178,221 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 2.250% and maturity date 11/15/27, valued at $20,400,041.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 172 06/20/25  $ 17,725 $ 17,433 $ (292)
S&P 500 E-Mini Index 1,233 06/20/25 350,896 348,523 (2,373)
S&P Mid-Cap 400 E-Mini Index 95 06/20/25 28,028 27,917 (111)
Total 1,500  $ 396,649  $ 393,873  $ (2,776)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 Level 2 Level 3 Total
Stock
Long-Term Investments
:
Common stocks $81,190,782 $36,760,767 $6,639 $117,958,188
Government bonds — 7,780 — 7,780
Investment companies 341,441 — — 341,441
Rights/Warrants 118 — 150 268
Short-Term Investments
:
Government agency debt — 158,899 — 158,899
Treasury debt — 373,914 — 373,914
Investments purchased with collateral from securities lending:
Certificate of deposit — 171,248 — 171,248
Commercial paper — 48,491 — 48,491
Repurchase agreement — 431,000 — 431,000
Variable rate securities — 37,000 — 37,000
Investments in Derivatives
:
Futures contracts* (2,776) — — (2,776)
Total $81,529,565 $37,989,099 $6,789 $119,525,453
* Represents net unrealized appreciation (depreciation).

Global Equities
Portfolio of Investments March 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.7%
AUSTRALIA - 1.0%
7,923 APA Group $ 39
1,966,708 Australia & New Zealand Banking Group Ltd 36,009
1,091,556 BHP Billiton Ltd 26,485
94,393 BlueScope Steel Ltd 1,264
606,538 Commonwealth Bank of Australia 57,678
885,102 (a),(b) Empire Energy Group Ltd 100
364,311 Fortescue Metals Group Ltd 3,526
13,788,529 Glencore plc 50,468
4,947,846 Ingenia Communities Group 16,889
168,199 Macquarie Group Ltd 20,932
324,934 (b) Megaport Ltd 1,984
38,050 Mineral Resources Ltd 574
247,333 Northern Star Resources Ltd 2,855
104,772 Orica Ltd 1,120
370,618 Origin Energy Ltd 2,452
79,861 Rio Tinto Ltd 5,795
242,549 Rio Tinto plc 14,555
698,699 Santos Ltd 2,928
974,189 South32 Ltd 1,962
166,748,141 (b) Tamboran Resources Ltd 17,755
51,402 Washington H Soul Pattinson & Co Ltd 1,120
408,481 Woodside Energy Group Ltd 5,934
TOTAL AUSTRALIA 272,424
AUSTRIA - 0.2%
789,906 Erste Bank der Oesterreichischen Sparkassen AG. 54,639
94,962 (b) Mondi plc 1,417
31,683 OMV AG. 1,631
TOTAL AUSTRIA 57,687
BELGIUM - 0.2%
278,955 (a) KBC Groep NV 25,425
15,944 Syensqo S.A. 1,088
237,751 UCB S.A. 41,860
TOTAL BELGIUM 68,373
BRAZIL - 1.1%
1,019,300 Ambev S.A. 2,411
1,173,600 B3 SA-Brasil Bolsa Balcao 2,497
319,491 Banco Bradesco S.A. 635
1,126,085 Banco Bradesco S.A. (Preference) 2,500
247,300 Banco BTG Pactual S.A. - Unit 1,460
368,364 Banco do Brasil S.A. 1,820
144,400 BB Seguridade Participacoes S.A. 1,020
102,600 BRF S.A. 354
120,100 Caixa Seguridade Participacoes S 314
252,573 Centrais Eletricas Brasileiras S.A. 1,805
45,700 Centrais Eletricas Brasileiras S.A. 356
164,900 Cia de Concessoes Rodoviarias 336
102,300 Cia de Saneamento Basico do Estado de Sao Paulo 1,829
382,776 Cia Energetica de Minas Gerais 688
230,800 Cia Paranaense de Energia 421
2,065,985 Companhia Vale do Rio Doce (ADR) 20,619
41,000 CPFL Energia S.A. 271
150,900 (b) Embraer S.A. 1,739
450,556 (b) Empresa Brasileira de Aeronautica S.A. (ADR) 20,816
51,459 Energisa S.A. 361
30,950 Engie Brasil Energia S.A. 209
241,009 Equatorial Energia S.A. 1,351
308,426 Gerdau S.A. (Preference) 874
1,194,150 Investimentos Itau S.A. - PR 1,978

SHARES DESCRIPTION VALUE (000)
BRAZIL (continued)
13,950,311 Itau Unibanco Holding S.A. $ 76,787
173,360 Klabin S.A. 567
191,710 Localiza Rent A Car 1,128
27,896 (b) Mercadolibre, Inc 54,421
183,695 Natura & Co Holding S.A. 322
2,549,353 (b) NU Holdings Ltd 26,105
999,004 (b) Pagseguro Digital Ltd 7,622
1,820,300 (b) Petro Rio S.A. 12,696
855,400 Petroleo Brasileiro S.A. 6,119
1,027,838 Petroleo Brasileiro S.A. (Preference) 6,693
267,844 Raia Drogasil S.A. 894
62,229 (c) Rede D'Or Sao Luiz S.A. 308
272,200 Rumo S.A. 774
1,469,476 (b) StoneCo Ltd 15,400
147,022 Suzano SA 1,364
95,200 Telefonica Brasil S.A. 831
192,300 TIM S.A. 607
113,500 TOTVS S.A. 664
162,000 Ultrapar Participacoes S.A. 486
819,964 Vale S.A. 8,147
213,500 Vibra Energia S.A. 665
358,620 WEG S.A. 2,846
97,598 Wheaton Precious Metals Corp 7,574
78,065 XP, Inc 1,073
35,620 Yara International ASA 1,074
TOTAL BRAZIL 301,831
CANADA - 1.9%
107,905 Agnico-Eagle Mines Ltd 11,691
1,444,709 Alimentation Couche-Tard, Inc 71,249
127,492 ARC Resources Ltd 2,563
377,125 Barrick Gold Corp 7,322
17,677 Brookfield Asset Management Ltd 856
70,219 (b) Brookfield Corp 3,675
452 Brookfield Wealth Solutions Ltd 24
93,621 (a) Cameco Corp 3,854
944,811 (a) Canadian Imperial Bank of Commerce 53,148
190,368 Canadian National Railway Co 18,525
454,680 Canadian Natural Resources Ltd 13,991
32,179 CCL Industries 1,572
295,168 Cenovus Energy, Inc (Toronto) 4,102
721,322 Dollarama, Inc 77,132
468,432 Enbridge, Inc 20,732
14,989 First Capital Real Estate Investment Trust 172
41,397 Franco-Nevada Corp 6,511
39,410 Imperial Oil Ltd 2,847
49,298 Keyera Corp 1,532
264,396 Kinross Gold Corp 3,331
57,278 MEG Energy Corp 1,004
206,879 (a) National Bank of Canada 17,074
106,438 (a) Nutrien Ltd 5,282
78,092 Pan American Silver Corp (Toronto) 2,017
4,932 Parex Resources, Inc 46
30,072 Parkland Corp 753
124,823 Pembina Pipeline Corp 4,993
140,440 RioCan Real Estate Investment Trust 1,674
1,793,732 (b) Shopify, Inc (Class A) 170,642
731,307 Suncor Energy, Inc 28,316
223,196 (a) TC Energy Corp 10,540
97,996 Teck Cominco Ltd (Class B) 3,570
75,888 (a) Tourmaline Oil Corp 3,660

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CANADA (continued)
11,760 West Fraser Timber Co Ltd $ 903
TOTAL CANADA 555,303
CHILE - 0.0%
84,836 Antofagasta plc 1,847
9,692,626 Banco de Chile 1,282
17,085 Banco de Credito e Inversiones 631
12,925,220 Banco Santander Chile S.A. 736
279,149 Cencosud S.A. 853
240,799 Empresas CMPC S.A. 396
89,944 Empresas COPEC S.A. 620
6,212,550 Enel Chile S.A. 409
4,977,793 Enersis S.A. 484
45,303,160 Lan Airlines S.A. 710
158,888 (a) Lundin Mining Corp 1,287
138,426 SACI Falabella 577
30,569 Sociedad Quimica y Minera de Chile S.A. (Class B) 1,217
TOTAL CHILE 11,049
CHINA - 2.9%
25,700 360 Finance, Inc (ADR) 1,154
103,800 360 Security Technology, Inc 149
35,400 37 Interactive Entertainment Network Technology Group Co Ltd 73
170,500 AAC Technologies Holdings, Inc 1,040
11,300 Accelink Technologies Co Ltd 72
3,289 ACM Research Shanghai, Inc 46
7,693 Advanced Micro-Fabrication Equipment, Inc China 196
6,900 AECC Aero-Engine Control Co Ltd 18
34,000 AECC Aviation Power Co Ltd 170
6,187,000 Agricultural Bank of China Ltd 3,726
1,121,200 Agricultural Bank of China Ltd (Class A) 801
41,899 Aier Eye Hospital Group Co Ltd 77
158,900 (b) Air China Ltd 156
30,207 Airtac International Group 767
210,000 (b),(c) Akeso, Inc 2,069
3,463,572 Alibaba Group Holding Ltd 57,308
680,307 Alibaba Group Holding Ltd (ADR) 89,957
1,222,000 (a),(b) Alibaba Health Information Technology Ltd 744
920,000 Aluminum Corp of China Ltd 577
181,800 Aluminum Corp of China Ltd (Class A) 188
5,611 (b) Amlogic Shanghai Co Ltd 65
6,400 Angel Yeast Co Ltd 31
292,000 Anhui Conch Cement Co Ltd 826
57,600 Anhui Conch Cement Co Ltd (Class A) 193
27,000 Anhui Gujing Distillery Co Ltd 425
5,400 Anhui Gujing Distillery Co Ltd (Class A) 127
28,400 Anhui Jianghuai Automobile Group Corp Ltd 142
7,700 Anhui Yingjia Distillery Co Ltd 58
6,510 Anker Innovations Technology Co Ltd 93
276,000 Anta Sports Products Ltd 3,035
16,000 Autohome, Inc (ADR) 444
33,800 Avary Holding Shenzhen Co Ltd 170
88,000 AviChina Industry & Technology Co Ltd 44
5,600 AVICOPTER plc 28
86,200 (b) BAIC BluePark New Energy Technology Co Ltd 103
493,600 (b) Baidu, Inc 5,697
287,900 Bank of Beijing Co Ltd 240
52,000 Bank of Changsha Co Ltd 66
50,700 Bank of Chengdu Co Ltd 120
479,200 Bank of China Ltd - A 370
15,804,000 Bank of China Ltd - H 9,545
546,200 Bank of Communications Co Ltd - A 562
2,039,000 Bank of Communications Co Ltd - H 1,822
78,900 Bank of Hangzhou Co Ltd 157

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
243,580 Bank of Jiangsu Co Ltd $ 320
134,000 Bank of Nanjing Co Ltd 191
85,700 Bank of Ningbo Co Ltd 305
187,422 Bank of Shanghai Co Ltd 255
51,400 Bank of Suzhou Co Ltd 56
329,563 Baoshan Iron & Steel Co Ltd 327
297,500 (b) BeiGene Ltd 6,292
126,000 (b) BeiGene Ltd (ADR) 34,293
135,500 Beijing Enterprises Holdings Ltd 513
992,000 Beijing Enterprises Water Group Ltd 286
5,803 Beijing Kingsoft Office Software, Inc 241
23,500 Beijing New Building Materials plc 94
13,300 Beijing Oriental Yuhong Waterproof Technology Co Ltd 25
812 Beijing Roborock Technology Co Ltd 27
9,600 Beijing Tiantan Biological Products Corp Ltd 27
6,900 Beijing Tongrentang Co Ltd 35
5,060 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 45
32,800 Beijing Yanjing Brewery Co Ltd 55
670,100 Beijing-Shanghai High Speed Railway Co Ltd 515
1,569 Bestechnic Shanghai Co Ltd 88
6,480 Bethel Automotive Safety Systems Co Ltd 56
50,260 (b) Bilibili, Inc 964
54,300 (c) BOC Aviation Ltd 424
26,900 BOC International China Co Ltd 39
643,000 BOE Technology Group Co Ltd 368
1,108,000 Bosideng International Holdings Ltd 569
24,891 BYD Co Ltd 1,294
681,000 BYD Co Ltd (H shares) 34,483
173,500 BYD Electronic International Co Ltd 905
150,000 (a) C&D International Investment Group Ltd 314
74,530 Caitong Securities Co Ltd 80
5,333 (b) Cambricon Technologies Corp Ltd 462
22,900 Capital Securities Co Ltd 68
266,200 (b) CCOOP Group Co Ltd 98
262,800 CGN Power Co Ltd 132
2,414,000 (c) CGN Power Co Ltd 756
2,000 Changchun High & New Technology Industry Group, Inc 27
73,900 Changjiang Securities Co Ltd 65
2,700 Changzhou Xingyu Automotive Lighting Systems Co Ltd 51
25,700 Chaozhou Three-Circle Group Co Ltd 141
5,500 Chifeng Jilong Gold Mining Co Ltd 17
2,159,000 China Citic Bank 1,694
536,000 China Coal Energy Co 547
576,000 China Communications Services Corp Ltd 315
166,300 China Construction Bank Corp - A 202
20,851,000 China Construction Bank Corp - H 18,477
61,000 China CSSC Holdings Ltd 257
198,700 (b) China Eastern Airlines Corp Ltd 100
320,000 China Energy Engineering Corp Ltd 100
640,300 China Everbright Bank Co Ltd - A 334
1,068,000 China Everbright Bank Co Ltd - H 435
830,000 (c) China Feihe Ltd 626
775,000 China Galaxy Securities Co Ltd 778
101,200 China Galaxy Securities Co Ltd (Class A) 232
683,800 China Gas Holdings Ltd 624
38,100 China Great Wall Securities Co Ltd 42
6,400 China Greatwall Technology Group Co Ltd 12
653,000 (a) China Hongqiao Group Ltd 1,351
329,800 China Insurance International Holdings Co Ltd 502
36,800 China International Capital Corp Ltd 175
332,800 (c) China International Capital Corp Ltd 626
55,529 China Jushi Co Ltd 99

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
1,638,000 China Life Insurance Co Ltd $ 3,166
38,000 China Life Insurance Co Ltd (Class A) 197
91,800 (b),(c) China Literature Ltd 306
735,000 China Longyuan Power Group Corp Ltd 590
689,000 China Mengniu Dairy Co Ltd 1,702
851,000 China Merchants Bank Co Ltd 5,046
270,690 China Merchants Bank Co Ltd (Class A) 1,617
176,900 China Merchants Energy Shipping Co Ltd 159
78,700 China Merchants Expressway Network & Technology Holdings Co Ltd 144
323,426 China Merchants Holdings International Co Ltd 556
97,720 China Merchants Securities Co Ltd 239
129,600 China Merchants Shekou Industrial Zone Holdings Co Ltd 164
530,500 China Minsheng Banking Corp Ltd - A 286
1,723,300 China Minsheng Banking Corp Ltd - H 777
852,000 China Molybdenum Co Ltd 704
239,900 China Molybdenum Co Ltd (Class A) 253
1,567,714 (a) China National Building Material Co Ltd 809
32,900 China National Chemical Engineering Co Ltd 33
273,800 China National Nuclear Power Co Ltd 348
47,600 China Northern Rare Earth Group High-Tech Co Ltd 149
594,000 China Oilfield Services Ltd 491
808,435 China Overseas Land & Investment Ltd 1,447
92,800 China Pacific Insurance Group Co Ltd - A 412
579,800 China Pacific Insurance Group Co Ltd - H 1,827
1,089,000 China Power International Development Ltd 411
284,900 China Railway Group Ltd - A 217
923,000 China Railway Group Ltd - H 408
95,452 China Railway Signal & Communication Corp Ltd 74
13,600 China Rare Earth Resources And Technology Co Ltd 59
361,000 China Resources Beer Holdings Company Ltd 1,304
216,600 China Resources Gas Group Ltd 646
707,336 China Resources Land Ltd 2,346
16,431 China Resources Microelectronics Ltd 102
153,400 (c) China Resources Mixc Lifestyle Services Ltd 678
175,500 (c) China Resources Pharmaceutical Group Ltd 114
476,000 China Resources Power Holdings Co 1,132
6,110 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 35
1,432,000 (b) China Ruyi Holdings Ltd 440
101,100 China Shenhua Energy Co Ltd - A 535
761,500 China Shenhua Energy Co Ltd - H 3,089
350,000 China Shipping Development Co Ltd 283
142,900 (b) China Southern Airlines Co Ltd (Class A) 112
224,800 China State Construction Engineering Corp Ltd 163
444,000 China State Construction International Holdings Ltd 575
380,500 China Three Gorges Renewables Group Co Ltd 222
24,925 China Tourism Group Duty Free Corp Ltd 207
1,001,200 (b),(c) China Tower Corp Ltd 1,349
496,000 (a) China Vanke Co Ltd 354
136,300 China Vanke Co Ltd (Class A) 133
80,500 China XD Electric Co Ltd 74
332,000 China Yangtze Power Co Ltd 1,273
204,740 China Zheshang Bank Co Ltd 83
3,000 Chongqing Brewery Co Ltd 24
17,154 Chongqing Changan Automobile Co Ltd 31
142,000 Chongqing Rural Commercial Bank Co Ltd 119
10,950 Chongqing Zhifei Biological Products Co Ltd 37
463,000 (a) Chow Tai Fook Jewellery Group Ltd 525
1,034,000 Citic Pacific Ltd 1,276
48,300 Citic Pacific Special Steel Group Co Ltd 82
344,274 CITIC Securities Co Ltd 902
165,370 CITIC Securities Co Ltd (Class A) 604
4,420 CNGR Advanced Material Co Ltd 21

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
182,700 CNOOC Energy Technology & Services Ltd $ 101
116,500 CNPC Capital Co Ltd 103
59,679 Contemporary Amperex Technology Co Ltd 2,089
72,900 COSCO SHIPPING Energy Transportation Co Ltd 113
170,060 COSCO SHIPPING Holdings Co Ltd - A 342
648,150 COSCO SHIPPING Holdings Co Ltd - H 1,023
54,100 CSC Financial Co Ltd 180
51,660 CSI Solar Co Ltd 69
7,680 CSPC Innovation Pharmaceutical Co Ltd 40
700,880 CSPC Pharmaceutical Group Ltd 445
260,600 Daqin Railway Co Ltd 235
209,600 Datang International Power Generation Co Ltd 85
6,200 Dong-E-E-Jiao Co Ltd 52
39,000 Dongfang Electric Corp Ltd 81
44,600 Dongxing Securities Co Ltd 71
202,406 East Money Information Co Ltd 631
6,850 Eastroc Beverage Group Co Ltd 235
5,000 Ecovacs Robotics Co Ltd 42
5,300 Empyrean Technology Co Ltd 85
175,000 ENN Energy Holdings Ltd 1,446
28,200 ENN Natural Gas Co Ltd 76
9,300 Eoptolink Technology, Inc Ltd 129
26,470 Eve Energy Co Ltd 172
52,300 Everbright Securities Co Ltd 123
125,473 (b) Everdisplay Optronics Shanghai Co Ltd 38
72,000 Far East Horizon Ltd 59
38,800 FAW Jiefang Group Co Ltd 43
23,800 Flat Glass Group Co Ltd 58
223,400 Focus Media Information Technology Co Ltd 216
58,422 Foshan Haitian Flavouring & Food Co Ltd 327
669,000 Fosun International 359
105,500 Founder Securities Co Ltd 114
178,000 Foxconn Industrial Internet Co Ltd 497
25,800 Fuyao Glass Industry Group Co Ltd - A 208
139,000 (c) Fuyao Glass Industry Group Co Ltd - H 994
22,387 GalaxyCore, Inc 46
21,920 Ganfeng Lithium Group Co Ltd 103
4,849,000 (a),(b) GCL Technology Holdings Ltd 613
260,500 GD Power Development Co Ltd 160
216,300 (a),(b) GDS Holdings Ltd (ADR) 5,479
1,370,000 Geely Automobile Holdings Ltd 2,941
58,500 GEM Co Ltd 53
92,000 (b) Genscript Biotech Corp 146
83,400 GF Securities Co Ltd (Class A) 185
68,000 (c) Giant Biogene Holding Co ltd 618
8,812 GigaDevice Semiconductor, Inc 143
47,900 GoerTek, Inc 173
8,555 Gongniu Group Co Ltd 85
22,400 Gotion High-tech Co Ltd 67
31,400 Great Wall Motor Co Ltd 113
531,000 Great Wall Motor Co Ltd 931
40,700 Gree Electric Appliances, Inc of Zhuhai 255
50,100 GRG Banking Equipment Co Ltd 92
23,500 Guangdong Haid Group Co Ltd 162
662,000 Guangdong Investments Ltd 487
194,500 Guanghui Energy Co Ltd 163
105,400 Guangzhou Automobile Group Co Ltd 124
10,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 38
32,600 Guangzhou Haige Communications Group, Inc Co 50
21,800 Guangzhou Tinci Materials Technology Co Ltd 56
31,000 Guolian Securities Co Ltd 44
84,900 Guosen Securities Co Ltd 120

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
173,822 Guotai Junan Securities Co Ltd $ 412
458,192 (a),(c) Guotai Junan Securities Co Ltd (Hong Kong) 666
68,990 Guoyuan Securities Co Ltd 74
377,000 (c) Haidilao International Holding Ltd 850
79,800 Haier Smart Home Co Ltd 301
535,800 Haier Smart Home Co Ltd 1,727
524,300 (b) Hainan Airlines Holding Co Ltd 101
83,000 (b) Hainan Airport Infrastructure Co Ltd 41
153,000 Haitian International Holdings Ltd 406
13,100 Hang Zhou Great Star Industrial Co Ltd 54
29,105 Hangzhou First Applied Material Co Ltd 57
20,900 Hangzhou Silan Microelectronics Co Ltd 70
1,800 Hangzhou Tigermed Consulting Co Ltd - A 13
100,000 (c) Hansoh Pharmaceutical Group Co Ltd 315
22,500 Hebei Yangyuan Zhihui Beverage Co Ltd 70
37,700 Henan Shenhuo Coal & Power Co Ltd 98
41,000 Henan Shuanghui Investment & Development Co Ltd 153
173,000 Hengan International Group Co Ltd 484
100,780 Hengli Petrochemical Co Ltd 214
32,500 Hengtong Optic-electric Co Ltd 75
15,500 Hisense Home Appliances Group Co Ltd 63
81,000 (a) Hisense Kelon Electrical Holdings Co Ltd 272
7,300 Hithink RoyalFlush Information Network Co Ltd 287
72,100 HLA Corp Ltd 79
8,600 Hoshine Silicon Industry Co Ltd 65
144,000 (a),(c) Hua Hong Semiconductor Ltd 581
121,600 Huadian Power International Corp Ltd (Class A) 96
9,740 Huadong Medicine Co Ltd 49
52,800 Huafon Chemical Co Ltd 57
15,500 Huagong Tech Co Ltd 88
51,400 Huaibei Mining Holdings Co Ltd 93
9,360 Hualan Biological Engineering, Inc 20
99,600 Huaneng Lancang River Hydropower, Inc 126
129,700 Huaneng Power International, Inc - A 124
1,006,000 Huaneng Power International, Inc - H 584
11,800 Huaqin Technology Co Ltd 131
292,000 (c) Huatai Securities Co Ltd 471
15,500 Huatai Securities Co Ltd (Class A) 35
166,200 Huaxia Bank Co Ltd 180
52,500 Huayu Automotive Systems Co Ltd 131
45,183 Huazhu Group Ltd (ADR) 1,672
4,700 Hubei Jumpcan Pharmaceutical Co Ltd 18
5,800 Huizhou Desay Sv Automotive Co Ltd 91
9,500 Humanwell Healthcare Group Co Ltd 27
94,200 Hunan Valin Steel Co Ltd 65
23,112 Hundsun Technologies, Inc 90
2,845 Hwatsing Technology Co Ltd 65
30,120 Hygon Information Technology Co Ltd 591
33,800 Iflytek Co Ltd 223
1,260 Imeik Technology Development Co Ltd 31
844,200 Industrial & Commercial Bank of China Ltd - A 803
15,116,000 Industrial & Commercial Bank of China Ltd - H 10,786
278,600 Industrial Bank Co Ltd 831
102,990 Industrial Securities Co Ltd 84
6,600 Ingenic Semiconductor Co Ltd 66
622,100 Inner Mongolia BaoTou Steel Union Co Ltd 154
45,200 Inner Mongolia Dian Tou Energy Corp Ltd 120
137,600 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 104
89,400 Inner Mongolia Yili Industrial Group Co Ltd 346
270,200 Inner Mongolia Yitai Coal Co 589
290,000 (b),(c) Innovent Biologics, Inc 1,745
20,900 Inspur Electronic Information Industry Co Ltd 155

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
14,250 Isoftstone Information Technology Group Co Ltd $ 113
42,300 JA Solar Technology Co Ltd 67
9,200 JCHX Mining Management Co Ltd 51
244,100 (b),(c) JD Health International, Inc 1,042
459,300 (b),(c) JD Logistics, Inc 742
1,982,855 JD.com, Inc 40,790
68,300 Jiangsu Eastern Shenghong Co Ltd 78
346,000 Jiangsu Express 411
16,804 Jiangsu Hengli Hydraulic Co Ltd 185
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 223
10,700 (b) Jiangsu Hoperun Software Co Ltd 77
13,400 Jiangsu King's Luck Brewery JSC Ltd 98
35,900 Jiangsu Phoenix Publishing & Media Corp Ltd 54
17,900 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 188
4,300 Jiangsu Yoke Technology Co Ltd 37
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 25
47,500 Jiangsu Zhongtian Technology Co Ltd 96
257,000 Jiangxi Copper Co Ltd 452
29,158 Jiangxi Copper Co Ltd (Class A) 93
57,600 Jinduicheng Molybdenum Co Ltd 84
130,215 Jinko Solar Co Ltd 117
19,900 Juneyao Airlines Co Ltd 36
57,100 (b) Kanzhun Ltd (ADR) 1,095
149,914 KE Holdings, Inc (ADR) 3,012
661,000 (b) Kingdee International Software Group Co Ltd 1,125
210,000 Kingsoft Corp Ltd 1,023
578,000 (b),(c) Kuaishou Technology 4,053
30,400 Kuang-Chi Technologies Co Ltd 159
17,300 Kunlun Tech Co Ltd 82
16,200 Kweichow Moutai Co Ltd 3,489
33,700 LB Group Co Ltd 83
1,756,000 Lenovo Group Ltd 2,386
69,700 Lens Technology Co Ltd 244
279,400 (b) Li Auto, Inc 3,521
506,500 Li Ning Co Ltd 1,040
176,000 Liaoning Port Co Ltd 36
81,900 Lingyi iTech Guangdong Co 103
449,500 (c) Longfor Group Holdings Ltd 569
105,613 LONGi Green Energy Technology Co Ltd 231
3,930 (b) Loongson Technology Corp Ltd 68
95,509 Luxshare Precision Industry Co Ltd 540
19,200 Luzhou Laojiao Co Ltd 344
25,790 Mango Excellent Media Co Ltd 98
6,572 Maxscend Microelectronics Co Ltd 73
59,600 Meihua Holdings Group Co Ltd 85
1,054,190 (b),(c) Meituan 21,213
225,500 Metallurgical Corp of China Ltd 94
48,700 Midea Group Co Ltd 527
68,400 (b) Midea Group Co Ltd 693
95,600 MINISO Group Holding Ltd 441
1,056,000 (b) MMG Ltd 364
13,863 Montage Technology Co Ltd 150
72,344 Muyuan Foods Co Ltd 387
91,000 Nanjing Iron & Steel Co Ltd 58
31,400 Nanjing Securities Co Ltd 36
117,952 NARI Technology Co Ltd 356
35,181 National Silicon Industry Group Co Ltd 90
6,600 NAURA Technology Group Co Ltd 380
416,095 NetEase, Inc 8,548
27,500 New China Life Insurance Co Ltd - A 196
207,500 New China Life insurance Co Ltd - H 793
50,700 (b) New Hope Liuhe Co Ltd 65

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
318,940 New Oriental Education & Technology Group, Inc $ 1,517
27,932 (b) Nexchip Semiconductor Corp 84
20,200 Ninestar Corp 68
7,304 Ningbo Deye Technology Co Ltd 92
8,800 Ningbo Orient Wires & Cables Co Ltd 59
23,200 Ningbo Sanxing Medical Electric Co Ltd 95
20,735 Ningbo Tuopu Group Co Ltd 168
129,600 Ningxia Baofeng Energy Group Co Ltd 260
328,800 (a),(b) NIO, Inc 1,245
442,200 (c) Nongfu Spring Co Ltd 1,918
49,400 (b) OFILM Group Co Ltd 83
5,840 Oppein Home Group, Inc 50
78,328 Orient Securities Co Ltd 102
119,700 (b) Pangang Group Vanadium Titanium & Resources Co Ltd 47
148,763 (b) PDD Holdings, Inc (ADR) 17,606
2,089,000 People's Insurance Co Group of China Ltd 1,082
154,600 People's Insurance Co Group of China Ltd (Class A) 145
7,425 Pharmaron Beijing Co Ltd - A 28
1,540,000 PICC Property & Casualty Co Ltd 2,852
262,200 Ping An Bank Co Ltd 407
1,453,203 Ping An Insurance Group Co of China Ltd 8,674
141,100 Ping An Insurance Group Co of China Ltd (Class A) 1,005
3,471 Piotech, Inc 76
152,000 Poly Developments and Holdings Group Co Ltd 173
118,200 (c) Pop Mart International Group Ltd 2,389
410,900 Postal Savings Bank of China Co Ltd - A 295
2,120,000 (c) Postal Savings Bank of China Co Ltd - H 1,312
236,900 Power Construction Corp of China Ltd 157
72,800 (b) Qinghai Salt Lake Industry Co Ltd 166
18,700 Range Intelligent Computing Technology Group Co Ltd 147
5,000 Rockchip Electronics Co Ltd 120
138,350 Rongsheng Petrochemical Co Ltd 164
107,800 SAIC Motor Corp Ltd 236
31,700 Sailun Group Co Ltd 63
67,400 Sanan Optoelectronics Co Ltd 111
115,400 Sany Heavy Industry Co Ltd 304
45,573 Satellite Chemical Co Ltd 144
65,200 SDIC Capital Co Ltd 64
113,500 SDIC Power Holdings Co Ltd 226
21,065 Seres Group Co Ltd 367
68,700 SF Holding Co Ltd 408
6,237 SG Micro Corp 75
153,100 Shaanxi Coal Industry Co Ltd 419
48,620 Shandong Gold Mining Co Ltd - A 181
179,000 (a),(c) Shandong Gold Mining Co Ltd - H 427
10,700 Shandong Himile Mechanical Science & Technology Co Ltd 87
37,950 Shandong Hualu Hengsheng Chemical Co Ltd 116
11,800 Shandong Linglong Tyre Co Ltd 29
157,900 Shandong Nanshan Aluminum Co Ltd 83
43,600 Shandong Sun Paper Industry JSC Ltd 88
198,400 Shandong Weigao Group Medical Polymer Co Ltd 152
197,443 Shanghai Baosight Software Co Ltd 351
25,798 Shanghai Baosight Software Co Ltd 109
182,700 Shanghai Electric Group Co Ltd 194
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 29
2,201 Shanghai Friendess Electronic Technology Corp Ltd 55
16,300 Shanghai International Airport Co Ltd 73
9,700 Shanghai M&G Stationery, Inc 41
16,300 Shanghai Pharmaceuticals Holding Co Ltd - A 42
69,600 Shanghai Pharmaceuticals Holding Co Ltd - H 100
385,400 Shanghai Pudong Development Bank Co Ltd 554
21,136 Shanghai Putailai New Energy Technology Co Ltd 54

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
21,200 Shanghai RAAS Blood Products Co Ltd $ 20
113,000 Shanghai Rural Commercial Bank Co Ltd 130
3,921 Shanghai United Imaging Healthcare Co Ltd 66
21,500 Shanghai Zhangjiang High-Tech Park Development Co Ltd 74
79,979 Shanxi Lu'an Environmental Energy Development Co Ltd 133
15,580 Shanxi Xinghuacun Fen Wine Factory Co Ltd 460
137,870 Shanxi Xishan Coal & Electricity Power Co Ltd 131
82,800 Shenergy Co Ltd 102
30,100 Shengyi Technology Co Ltd 114
1,280 Shennan Circuits Co Ltd 22
307,100 Shenwan Hongyuan Group Co Ltd 209
70,600 Shenzhen Energy Group Co Ltd 62
8,400 Shenzhen Goodix Technology Co Ltd 87
17,100 Shenzhen Inovance Technology Co Ltd 161
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 3
47,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,523
3,200 Shenzhen New Industries Biomedical Engineering Co Ltd 26
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 27
15,777 Shenzhen Transsion Holdings Co Ltd 198
180,500 Shenzhou International Group Holdings Ltd 1,357
8,380 Shijiazhuang Yiling Pharmaceutical Co Ltd 16
62,200 Sichuan Changhong Electric Co Ltd 88
60,500 Sichuan Chuantou Energy Co Ltd 134
8,500 Sichuan Kelun Pharmaceutical Co Ltd 38
85,900 Sichuan Road and Bridge Group Co Ltd 94
10,000 Sieyuan Electric Co Ltd 105
71,000 Silergy Corp 825
32,100 Sinolink Securities Co Ltd 37
118,800 Sinopharm Group Co Ltd 276
168,500 Sinotruk Hong Kong Ltd 458
400,000 (c) Smoore International Holdings Ltd 683
69,062 SooChow Securities Co Ltd 74
91,100 Southwest Securities Co Ltd 55
13,800 Spring Airlines Co Ltd 99
27,440 Sungrow Power Supply Co Ltd 263
155,700 Sunny Optical Technology Group Co Ltd 1,437
21,300 Sunwoda Electronic Co Ltd 65
22,100 Suzhou Dongshan Precision Manufacturing Co Ltd 100
3,224 Suzhou Maxwell Technologies Co Ltd 37
7,620 Suzhou TFC Optical Communication Co Ltd 91
89,300 (b) TAL Education Group (ADR) 1,180
73,060 TBEA Co Ltd 121
262,510 TCL Technology Group Corp 161
49,575 TCL Zhonghuan Renewable Energy Technology Co Ltd 61
2,162,600 Tencent Holdings Ltd 138,181
1,252,806 Tencent Music Entertainment Group (ADR) 18,053
105,600 Tianfeng Securities Co Ltd 61
19,600 Tianqi Lithium Corp 82
51,600 Tianshan Aluminum Group Co Ltd 63
53,500 Tianshui Huatian Technology Co Ltd 78
462,000 Tingyi Cayman Islands Holding Corp 776
279,200 Tongcheng Travel Holdings Ltd 751
19,600 TongFu Microelectronics Co Ltd 73
20,800 Tongkun Group Co Ltd 34
222,500 Tongling Nonferrous Metals Group Co Ltd 106
60,700 Tongwei Co Ltd 160
233,000 Travelsky Technology Ltd 346
25,738 Trina Solar Co Ltd 60
132,700 Trip.com Group Ltd 8,435
140,000 Tsingtao Brewery Co Ltd 1,008
9,800 Tsingtao Brewery Co Ltd (Class A) 103
10,899 Unigroup Guoxin Microelectronics Co Ltd 99

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
38,800 Unisplendour Corp Ltd $ 148
26,100 Universal Scientific Industrial Shanghai Co Ltd 63
11,700 Victory Giant Technology Huizhou Co Ltd 134
73,800 (b) Vipshop Holdings Ltd (ADR) 1,157
42,700 Wanhua Chemical Group Co Ltd 396
1,130,000 Want Want China Holdings Ltd 712
443,000 Weichai Power Co Ltd 933
105,400 Weichai Power Co Ltd (Class A) 239
9,280 Weihai Guangwei Composites Co Ltd 40
100,775 Wens Foodstuffs Group Co Ltd 232
16,000 Western Mining Co Ltd 38
64,600 Western Securities Co Ltd 70
7,014 Western Superconducting Technologies Co Ltd 45
17,910 Will Semiconductor Co Ltd 330
17,200 Wingtech Technology Co Ltd 78
378,400 Wintime Energy Group Co Ltd 75
53,574 Wuhan Guide Infrared Co Ltd 59
50,900 Wuliangye Yibin Co Ltd 923
24,210 WUS Printed Circuit Kunshan Co Ltd 111
13,016 WuXi AppTec Co Ltd - A 121
25,885 (c) WuXi AppTec Co Ltd - H 231
19,522,500 (b),(c) Wuxi Biologics Cayman, Inc 68,279
159,600 XCMG Construction Machinery Co Ltd 190
33,700 Xiamen C & D, Inc 48
26,600 Xiamen Tungsten Co Ltd 71
3,325,800 (b),(c) Xiaomi Corp 21,045
20,713 Xinjiang Daqo New Energy Co Ltd 55
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 66
1,039,795 (a) Xinyi Solar Holdings Ltd 402
279,800 (b) XPeng, Inc 2,892
270,000 (c) Yadea Group Holdings Ltd 526
26,200 Yantai Jereh Oilfield Services Group Co Ltd 131
771,600 Yanzhou Coal Mining Co Ltd 801
94,055 Yanzhou Coal Mining Co Ltd (Class A) 173
16,470 Yealink Network Technology Corp Ltd 93
15,088 Yifeng Pharmacy Chain Co Ltd 52
22,800 Yihai Kerry Arawana Holdings Co Ltd 99
36,820 Yintai Gold Co Ltd 98
130,100 Yonghui Superstores Co Ltd 86
48,659 Yonyou Network Technology Co Ltd 102
22,100 Youngor Group Co Ltd 25
42,700 YTO Express Group Co Ltd 75
82,321 Yum China Holdings, Inc 4,286
49,200 Yunnan Aluminium Co Ltd 118
8,900 Yunnan Baiyao Group Co Ltd 70
114,300 Yunnan Chihong Zinc&Germanium Co Ltd 86
8,400 Yunnan Energy New Material Co Ltd 36
42,600 Yunnan Yuntianhua Co Ltd 134
23,000 Zangge Mining Co Ltd 114
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 78
347,500 Zhaojin Mining Industry Co Ltd 694
28,200 Zhejiang China Commodities City Group Co Ltd 59
28,700 Zhejiang Chint Electrics Co Ltd 93
46,800 Zhejiang Dahua Technology Co Ltd 110
6,460 Zhejiang Dingli Machinery Co Ltd 53
461,880 Zhejiang Expressway Co Ltd 377
21,793 Zhejiang Huayou Cobalt Co Ltd 103
16,200 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 72
39,200 Zhejiang Juhua Co Ltd 134
110,800 (b),(c) Zhejiang Leapmotor Technologies Ltd 719
55,900 Zhejiang Longsheng Group Co Ltd 72
16,304 Zhejiang NHU Co Ltd 50

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
24,800 Zhejiang Sanhua Intelligent Controls Co Ltd $ 99
9,420 Zhejiang Supcon Technology Co Ltd 69
5,600 Zhejiang Supor Co Ltd 45
35,400 Zhejiang Wanfeng Auto Wheel Co Ltd 86
15,790 Zhejiang Weiming Environment Protection Co Ltd 46
178,800 Zhejiang Zheneng Electric Power Co Ltd 141
39,600 Zhengzhou Yutong Bus Co Ltd 145
50,000 Zheshang Securities Co Ltd 79
16,380 Zhongji Innolight Co Ltd 228
65,800 Zhongjin Gold Corp Ltd 128
189,500 Zhongsheng Group Holdings Ltd 334
63,400 Zhongtai Securities Co Ltd 56
9,447 Zhuzhou CRRC Times Electric Co Ltd 62
111,500 Zhuzhou CSR Times Electric Co Ltd 463
1,300,000 Zijin Mining Group Co Ltd 2,966
284,874 Zijin Mining Group Co Ltd (Class A) 716
93,300 Zoomlion Heavy Industry Science and Technology Co Ltd - A 97
56,800 ZTE Corp 269
168,000 (a) ZTE Corp (Class H) 518
92,950 ZTO Express Cayman, Inc 1,838
TOTAL CHINA 838,476
COLOMBIA - 0.0%
55,340 BanColombia S.A. 622
102,248 BanColombia S.A. (Preference) 1,030
98,464 Interconexion Electrica S.A. ESP 450
TOTAL COLOMBIA 2,102
CONGO, THE DEMOCRATIC REPUBLIC OF THE - 0.0%
159,845 (b) Ivanhoe Mines Ltd 1,357
TOTAL CONGO, THE DEMOCRATIC REPUBLIC OF THE 1,357
COTE D'IVOIRE - 0.0%
39,418 Endeavour Mining plc 929
TOTAL COTE D'IVOIRE 929
CZECH REPUBLIC - 0.0%
35,432 CEZ AS 1,754
15,902 Komercni Banka AS 771
45,703 (c) Moneta Money Bank AS 290
TOTAL CZECH REPUBLIC 2,815
DENMARK - 0.8%
109,774 Carlsberg AS (Class B) 13,895
162,738 Danske Bank AS 5,327
40,676 DSV AS 7,866
1,228,100 (b) GN Store Nord 19,210
2,268,121 Novo Nordisk A.S. 155,090
75,806 Novozymes A.S. 4,414
379,396 (b) Zealand Pharma AS 28,490
TOTAL DENMARK 234,292
EGYPT - 0.0%
498,523 Commercial International Bank 813
325,621 Eastern Tobacco 214
171,632 Talaat Moustafa Group 180
TOTAL EGYPT 1,207
FINLAND - 0.0%
91,015 Neste Oil Oyj 842
125,228 Stora Enso Oyj (R Shares) 1,187
114,824 (a) UPM-Kymmene Oyj 3,080
TOTAL FINLAND 5,109
FRANCE - 2.1%
124,396 Air Liquide 23,628
524,766 Airbus SE 92,404
12,108 Arkema 927
1,153,254 AXA S.A. 49,274

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FRANCE (continued)
551,289 Compagnie de Saint-Gobain $ 54,918
143,217 Essilor International S.A. 41,271
9,359 Gecina S.A. 878
12,594 ICADE 286
111,480 Kering 23,192
128,721 Legrand S.A. 13,632
102,424 L'Oreal S.A. 38,070
188,216 LVMH Moet Hennessy Louis Vuitton S.A. 116,558
991,731 Orange S. A. 12,847
273,458 Safran S.A. 71,997
423,503 Societe Generale 19,106
464,235 Total S.A. 29,912
722,858 Veolia Environnement 24,860
TOTAL FRANCE 613,760
GERMANY - 2.6%
49,041 Allianz AG. 18,769
702,206 Aroundtown S.A. 1,924
192,009 BASF SE 9,625
383,899 Beiersdorf AG. 49,594
525,200 (b) BK LC Lux Finco 2 Sarl 24,080
27,955 Brenntag SE 1,812
38,627 (b) Covestro AG. 2,481
105,213 Deutsche Boerse AG. 31,044
546,369 Deutsche Telekom AG. 20,172
205,976 Dr ING hc F Porsche AG. 10,316
55,138 Evonik Industries AG. 1,195
441,390 HeidelbergCement AG. 76,086
16,380 LEG Immobilien SE 1,158
1,043 OSRAM Licht AG. 59
37,687 Rheinmetall AG. 53,927
1,909,972 RWE AG. 68,195
710,667 SAP AG. 190,423
632,508 Siemens AG. 146,075
415,880 (b) Siemens Energy AG. 24,654
287,272 (c) Siemens Healthineers AG. 15,498
28,566 Symrise AG. 2,962
166,307 Vonovia SE 4,475
TOTAL GERMANY 754,524
GREECE - 0.1%
465,635 Alpha Services and Holdings S.A. 1,118
3,601,908 Eurobank Ergasias Services and Holdings S.A. 9,676
5,760 (b),(d) FF Group 0 ^
37,333 Hellenic Telecommunications Organization S.A. 607
24,496 JUMBO S.A. 672
23,675 Mytilineos Holdings S.A. 1,044
186,062 National Bank of Greece S.A. 1,912
39,998 OPAP S.A. 795
228,268 Piraeus Financial Holdings S.A. 1,254
37,234 Public Power Corp 559
TOTAL GREECE 17,637
HONG KONG - 0.0%
932,000 Hang Lung Properties Ltd 797
347,000 Henderson Land Development Co Ltd 998
584,800 Hongkong Land Holdings Ltd 2,526
532,000 (b) J&T Global Express Ltd 387
422,039 Link REIT 1,978
406,000 (a) New World Development Co Ltd 258
30,000 Orient Overseas International Ltd 444
866,250 Sino Biopharmaceutical Ltd 419
353,500 Sun Hung Kai Properties Ltd 3,368

SHARES DESCRIPTION VALUE (000)
HONG KONG (continued)
287,000 Wharf Real Estate Investment Co Ltd $ 697
TOTAL HONG KONG 11,872
HUNGARY - 0.0%
114,953 MOL Hungarian Oil & Gas plc 906
46,383 OTP Bank Rt 3,121
9,226 Richter Gedeon Rt 254
TOTAL HUNGARY 4,281
INDIA - 1.4%
11,741 ABB Ltd India 758
35,166 Adani Enterprises Ltd 948
117,866 Adani Ports & Special Economic Zone Ltd 1,623
127,316 (b) Adani Power Ltd 752
4,163 Alkem Laboratories Ltd 237
138,501 Ambuja Cements Ltd 868
37,775 APL Apollo Tubes Ltd 673
54,217 Apollo Hospitals Enterprise Ltd 4,187
317,860 Ashok Leyland Ltd 754
83,242 Asian Paints Ltd 2,274
29,296 Astral Ltd 443
77,498 (c) AU Small Finance Bank Ltd 482
21,109 (b) Aurobindo Pharma Ltd 286
35,213 (b),(c) Avenue Supermarts Ltd 1,679
1,072,404 Axis Bank Ltd 13,756
14,716 Bajaj Auto Ltd 1,351
59,440 Bajaj Finance Ltd 6,193
81,588 Bajaj Finserv Ltd 1,908
5,777 Bajaj Holdings & Investment Ltd 841
16,494 Balkrishna Industries Ltd 492
234,435 Bank of Baroda 624
804,850 Bharat Electronics Ltd 2,815
56,470 Bharat Forge Ltd 768
240,265 Bharat Heavy Electricals Ltd 603
345,336 Bharat Petroleum Corp Ltd 1,118
552,018 Bharti Airtel Ltd 11,160
1,603 Bosch Ltd 531
23,685 Britannia Industries Ltd 1,365
14,527 BSE Ltd 925
21,010 Cadila Healthcare Ltd 217
418,229 Canara Bank 433
51,080 CG Power & Industrial Solutions Ltd 379
88,930 Cholamandalam Investment and Finance Co Ltd 1,575
170,371 Cipla Ltd 2,863
424,996 Coal India Ltd 1,970
30,067 Colgate-Palmolive India Ltd 839
55,895 Container Corp Of India Ltd 451
30,294 Cummins India Ltd 1,075
114,849 Dabur India Ltd 679
9,839 Divi's Laboratories Ltd 663
7,788 Dixon Technologies India Ltd 1,195
166,716 DLF Ltd 1,318
47,335 Dr Reddy's Laboratories Ltd 632
29,562 Eicher Motors Ltd 1,844
536,749 GAIL India Ltd 1,144
578,863 (b) GMR Infrastructure Ltd 509
88,770 Godrej Consumer Products Ltd 1,201
32,296 (b) Godrej Properties Ltd 798
57,780 Grasim Industries Ltd 1,760
55,161 Havells India Ltd 983
206,494 HCL Technologies Ltd 3,825
21,417 (c) HDFC Asset Management Co Ltd 1,002
1,211,162 HDFC Bank Ltd 25,817
430,408 HDFC Bank Ltd (ADR) 28,596

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INDIA (continued)
208,994 (c) HDFC Life Insurance Co Ltd $ 1,670
26,814 Hero Honda Motors Ltd 1,164
304,340 Hindalco Industries Ltd 2,415
44,136 Hindustan Aeronautics Ltd 2,145
176,887 Hindustan Lever Ltd 4,671
216,399 Hindustan Petroleum Corp Ltd 906
18,912 (b) Hyundai Motor India Ltd 378
1,127,568 ICICI Bank Ltd 17,723
52,052 (c) ICICI Lombard General Insurance Co Ltd 1,090
77,399 (c) ICICI Prudential Life Insurance Co Ltd 509
734,090 (b) IDFC First Bank Ltd 470
186,034 Indian Hotels Co Ltd 1,705
659,004 Indian Oil Corp Ltd 977
49,238 Indian Railway Catering & Tourism Corp Ltd 417
261,753 (b) Indus Towers Ltd 1,018
104,837 IndusInd Bank Ltd 793
15,182 Info Edge India Ltd 1,268
712,052 Infosys Technologies Ltd 13,047
40,985 (b),(c) InterGlobe Aviation Ltd 2,443
653,573 ITC Ltd 3,123
72,617 Jindal Stainless Ltd 491
91,909 Jindal Steel & Power Ltd 973
95,252 JSW Energy Ltd 597
137,347 JSW Steel Ltd 1,694
77,595 Jubilant Foodworks Ltd 601
89,103 Kalyan Jewellers India Ltd 484
235,040 Kotak Mahindra Bank Ltd 5,950
145,985 Larsen & Toubro Ltd 5,937
15,937 (c) LTIMindtree Ltd 833
18,707 Lupin Ltd 443
64,632 (c) Macrotech Developers Ltd 902
200,479 Mahindra & Mahindra Ltd 6,223
26,501 (b) Mankind Pharma Ltd 749
112,761 Marico Ltd 858
27,235 Maruti Suzuki India Ltd 3,659
150,054 Max Healthcare Institute Ltd 1,919
23,116 Mphasis Ltd 673
519 MRF Ltd 682
25,175 Muthoot Finance Ltd 700
73,335 Nestle India Ltd 1,927
698,140 NHPC Ltd 666
699,006 NMDC Ltd 559
952,736 NTPC Ltd 3,961
15,503 Oberoi Realty Ltd 295
119,384 Oil India Ltd 539
4,535 Oracle Financial Services Software Ltd 413
1,343 Page Industries Ltd 669
73,760 (b) PB Fintech Ltd 1,362
23,594 Persistent Systems Ltd 1,514
177,403 Petronet LNG Ltd 608
42,544 Phoenix Mills Ltd 815
16,706 PI Industries Ltd 668
34,287 Pidilite Industries Ltd 1,141
437,260 Piramal Pharma Ltd 1,142
11,449 Polycab India Ltd 686
324,457 Power Finance Corp Ltd 1,561
1,024,976 Power Grid Corp of India Ltd 3,469
37,458 Prestige Estates Projects Ltd 517
510,838 Punjab National Bank 571
114,957 Rail Vikas Nigam Ltd 469
285,837 REC Ltd 1,425
3,631,141 Reliance Industries Ltd 53,985

SHARES DESCRIPTION VALUE (000)
INDIA (continued)
4,373,676 (b) Reliance Strategic Investments Ltd $ 11,583
690,932 Samvardhana Motherson International Ltd 1,049
59,328 SBI Cards & Payment Services Ltd 610
98,514 (c) SBI Life Insurance Co Ltd 1,777
2,015 Shree Cement Ltd 717
300,433 Shriram Finance Ltd 2,294
19,607 Siemens India Ltd 1,203
5,919 Solar Industries India Ltd 774
93,648 (c) Sona Blw Precision Forgings Ltd 502
28,851 SRF Ltd 989
388,481 State Bank of India 3,493
259,400 Sun Pharmaceutical Industries Ltd 5,257
14,296 Sundaram Finance Ltd 763
14,018 Supreme Industries Ltd 559
2,046,776 (b) Suzlon Energy Ltd 1,346
26,229 Tata Communications Ltd 482
194,614 Tata Consultancy Services Ltd 8,187
128,932 Tata Consumer Products Ltd 1,505
7,314 Tata Elxsi Ltd 444
440,289 Tata Motors Ltd 3,452
351,934 Tata Power Co Ltd 1,537
1,700,014 Tata Steel Ltd 3,037
117,598 Tech Mahindra Ltd 1,940
8,928 Thermax Ltd 380
75,416 Titan Co Ltd 2,691
53,963 Torrent Pharmaceuticals Ltd 2,031
37,952 Torrent Power Ltd 656
39,253 Trent Ltd 2,433
23,025 Tube Investments of India Ltd 742
51,081 TVS Motor Co Ltd 1,440
25,190 Ultra Tech Cement Ltd 3,379
325,195 Union Bank of India 476
64,292 United Spirits Ltd 1,052
103,698 UPL Ltd 770
291,541 Varun Beverages Ltd 1,834
316,827 Vedanta Ltd 1,707
5,339,533 (b) Vodafone Idea Ltd 422
29,618 Voltas Ltd 504
575,177 Wipro Ltd 1,754
2,989,242 (b) Yes Bank Ltd 588
1,548,616 (b) Zomato Ltd 3,638
TOTAL INDIA 393,441
INDONESIA - 0.1%
3,193,300 Adaro Energy Indonesia Tbk PT 355
1,401,300 (b) Amman Mineral Internasional PT 452
4,456,200 Astra International Tbk PT 1,319
11,897,900 Bank Central Asia Tbk PT 6,107
3,141,700 (b) Bank Negara Indonesia Persero Tbk PT 797
68,200,393 Bank Rakyat Indonesia 16,486
5,147,926 Barito Pacific Tbk PT 219
1,713,100 Chandra Asri Pacific Tbk PT 745
1,537,300 Charoen Pokphand Indonesia Tbk PT 407
190,392,200 (b) GoTo Gojek Tokopedia Tbk PT 947
459,900 Indofood CBP Sukses Makmur Tbk PT 283
1,641,400 Kalbe Farma Tbk PT 112
8,010,094 (b) PT Bank Mandiri Persero Tbk 2,487
929,200 PT Indofood Sukses Makmur Tbk 398
349,200 PT United Tractors Tbk 495
4,067,900 Sumber Alfaria Trijaya Tbk PT 503

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INDONESIA (continued)
10,837,700 Telkom Indonesia Persero Tbk PT $ 1,574
TOTAL INDONESIA 33,686
IRELAND - 0.2%
10,564,315 AIB Group plc 68,237
TOTAL IRELAND 68,237
ISRAEL - 0.0%
166,538 Israel Chemicals Ltd 946
TOTAL ISRAEL 946
ITALY - 0.9%
5,592,175 (a) Davide Campari-Milano NV 32,870
8,483,229 Enel S.p.A. 68,769
494,619 ENI S.p.A. 7,650
59,133 Ferrari NV 25,253
634,568 Moncler S.p.A 39,088
1,850,581 PRADA S.p.A 12,875
1,155,765 UniCredit S.p.A 64,876
TOTAL ITALY 251,381
JAPAN - 5.8%
404 Activia Properties, Inc 916
945,900 Advantest Corp 42,165
300 Aeon Mall Co Ltd 5
1,508,600 Ajinomoto Co, Inc 29,867
2,773,500 Asahi Breweries Ltd 35,436
269,900 Asahi Kasei Corp 1,892
3,172,491 Daiichi Sankyo Co Ltd 75,549
8,500 Daito Trust Construction Co Ltd 870
399 Daiwa House REIT Investment Corp 630
587,300 ENEOS Holdings, Inc 3,097
19,700 Fast Retailing Co Ltd 5,865
670,100 Fujitsu Ltd 13,336
7,237,920 (b) Hitachi Ltd 169,942
192,300 Hulic Co Ltd 1,846
931 Hulic Reit, Inc 890
194,800 Idemitsu Kosan Co Ltd 1,378
189,700 Inpex Holdings, Inc 2,631
8 Invincible Investment Corp 3
4 Japan Retail Fund Investment Corp 3
123,900 (a) JFE Holdings, Inc 1,521
718,100 Kansai Electric Power Co, Inc 8,522
633,800 KDDI Corp 10,011
326 Kenedix Realty Investment Corp 321
48,100 Keyence Corp 18,913
291,700 Mitsubishi Chemical Holdings Corp 1,441
1,097,800 Mitsubishi Corp 19,381
609,200 Mitsubishi Electric Corp 11,235
454,373 Mitsubishi Estate Co Ltd 7,427
3,229,100 Mitsubishi Heavy Industries Ltd 55,455
12,881,900 Mitsubishi UFJ Financial Group, Inc 175,629
2,162,200 Mitsui & Co Ltd 40,764
36,800 Mitsui Chemicals, Inc 827
28,550 Mitsui Fudosan Co Ltd 256
5,987 Mitsui Fudosan Logistics Park, Inc 4,113
718,800 MonotaRO Co Ltd 13,428
354 Mori Hills REIT Investment Corp 316
953,400 Murata Manufacturing Co Ltd 14,706
2,332,500 Nintendo Co Ltd 158,558
204,100 Nippon Paint Co Ltd 1,533
194,900 Nippon Steel Corp 4,171
6,185,800 Nippon Telegraph & Telephone Corp 5,978
152,100 Nitto Denko Corp 2,813
959 Nomura Real Estate Master Fund, Inc 913
1,136,400 (a) Oriental Land Co Ltd 22,411

SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
647 Orix JREIT, Inc $ 761
1,596,000 Recruit Holdings Co Ltd 82,691
171,300 Sekisui House Ltd 3,834
1,818,500 Seven & I Holdings Co Ltd 26,334
387,600 Shin-Etsu Chemical Co Ltd 11,060
24,300 SMC Corp 8,696
11,210,225 Sony Corp 283,652
4,089 Star Asia Investment Corp 1,473
1,525,500 Sumco Corp 10,337
53,200 Sumitomo Metal Mining Co Ltd 1,163
4,586,503 Sumitomo Mitsui Financial Group, Inc 117,940
20 Sumitomo Realty & Development Co Ltd 1
37,300 Taiyo Nippon Sanso Corp 1,132
312,200 Tokyo Tatemono Co Ltd 5,286
298,400 Toray Industries, Inc 2,039
7,575,010 Toyota Motor Corp 133,906
594 United Urban Investment Corp 589
TOTAL JAPAN 1,657,858
KOREA, REPUBLIC OF - 1.1%
12,264 (b) Alteogen, Inc 2,998
6,152 Amorepacific Corp 426
33,457 Celltrion, Inc 3,865
1,825 CJ CheilJedang Corp 307
11,755 Coway Co Ltd 648
11,566 Daewoo International Corp 390
19,484 (b) Daewoo Shipbuilding & Marine Engineering Co Ltd 897
9,843 Dongbu Insurance Co Ltd 595
11,971 Doosan Bobcat, Inc 409
96,543 (b) Doosan Heavy Industries and Construction Co Ltd 1,550
11,073 Ecopro BM Co Ltd 731
21,653 Ecopro Co Ltd 736
5,227 (b) Ecopro Materials Co Ltd 207
61,369 Hana Financial Group, Inc 2,506
5,179 Hanjin Kal Corp 287
16,428 Hankook Tire & Technology Co Ltd 442
9,340 Hanmi Semiconductor Co Ltd 447
238 Hanwha Chemical Corp 3
9,602 HD Hyundai Co Ltd 475
5,006 HD Hyundai Electric Co Ltd 1,022
4,744 HD Hyundai Heavy Industries Co Ltd 907
25,286 (b) HLB, Inc 950
55,389 HMM Co Ltd 740
4,693 HYBE Co Ltd 754
117,041 Hynix Semiconductor, Inc 15,602
7,991 Hyundai Glovis Co Ltd 614
9,204 Hyundai Heavy Industries 1,267
12,957 Hyundai Mobis 2,306
30,716 Hyundai Motor Co 4,149
8,111 Hyundai Motor Co Ltd (2nd Preference) 823
5,141 Hyundai Motor Co Ltd (Preference) 518
16,244 Hyundai Rotem Co Ltd 1,168
53,881 Industrial Bank of Korea 523
66,661 Kakao Corp 1,777
34,954 KakaoBank Corp 528
79,945 KB Financial Group, Inc 4,333
53,916 Kia Motors Corp 3,410
15,931 Korea Aerospace Industries Ltd 818
55,802 Korea Electric Power Corp 823
8,038 Korea Investment Holdings Co Ltd 402
932 Korea Zinc Co Ltd 493
37,540 Korean Air Lines Co Ltd 546
6,172 (b),(c) Krafton, Inc 1,411

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
KOREA, REPUBLIC OF (continued)
19,999 KT&G Corp $ 1,376
10,755 LG Chem Ltd 1,809
18,363 LG Corp 810
68,039 LG Display Co Ltd 410
22,969 LG Electronics, Inc 1,212
10,569 (b) LG Energy Solution Ltd 2,421
1,929 LG Household & Health Care Ltd 411
3,010 LG Innotek Co Ltd 331
48,796 LG Telecom Ltd 341
3,334 LS Electric Co Ltd 408
20,141 Meritz Financial Group, Inc 1,684
46,159 Mirae Asset Daewoo Co Ltd 289
30,426 Naver Corp 3,976
3,042 NCSoft Corp 310
4,995 Orion Corp/Republic of Korea 401
15,888 POSCO 3,030
7,027 POSCO Future M Co Ltd 580
4,290 (b),(c) Samsung Biologics Co Ltd 2,977
19,084 Samsung C&T Corp 1,524
12,051 Samsung Electro-Mechanics Co Ltd 1,067
4,856,484 Samsung Electronics Co Ltd 192,538
177,709 Samsung Electronics Co Ltd (Preference) 5,752
6,628 Samsung Fire & Marine Insurance Co Ltd 1,618
141,787 (b) Samsung Heavy Industries Co Ltd 1,308
17,125 Samsung Life Insurance Co Ltd 968
12,414 Samsung SDI Co Ltd 1,604
8,924 Samsung SDS Co Ltd 707
6,856 Samsung Techwin Co Ltd 2,946
91,586 Shinhan Financial Group Co Ltd 2,931
14,665 (b) SK Biopharmaceuticals Co Ltd 1,000
15,448 (b) SK Innovation Co Ltd 1,188
20,311 (b) SK Square Co Ltd 1,301
13,184 SK Telecom Co Ltd 497
7,988 SK, Inc 707
3,900 SKC Co Ltd 277
11,621 S-Oil Corp 444
133,546 Woori Financial Group, Inc 1,508
26,537 Woori Investment & Securities Co Ltd 255
4,648 Yuhan Corp 348
TOTAL KOREA, REPUBLIC OF 307,067
KUWAIT - 0.1%
307,250 Boubyan Bank KSCP 683
421,703 Gulf Bank KSCP 485
2,204,170 Kuwait Finance House KSCP 5,668
144,632 (b) Mabanee Co SAK 387
476,483 Mobile Telecommunications Co KSCP 741
1,721,698 National Bank of Kuwait SAKP 5,844
TOTAL KUWAIT 13,808
LUXEMBOURG - 0.0%
100,906 ArcelorMittal S.A. 2,915
28,811 Reinet Investments S.C.A 699
61,417 (b) Zabka Group S.A. 328
TOTAL LUXEMBOURG 3,942
MALAYSIA - 0.1%
512,800 AMMB Holdings BHD 648
633,643 Axiata Group Bhd 256
1,730,379 Bumiputra-Commerce Holdings BHD 2,742
715,700 Digi.Com BHD 562
972,842 Gamuda BHD 926
481,600 Genting BHD 354
134,300 Hong Leong Bank BHD 611
170,900 IHH Healthcare Bhd 267

SHARES DESCRIPTION VALUE (000)
MALAYSIA (continued)
475,700 IOI Corp BHD $ 392
98,943 Kuala Lumpur Kepong BHD 462
1,167,529 Malayan Banking BHD 2,666
506,800 Maxis Bhd 388
338,700 MISC Bhd 548
557,750 (c) MR DIY Group M Bhd 178
13,900 Nestle Malaysia Bhd 233
619,100 Petronas Chemicals Group Bhd 507
69,600 Petronas Dagangan BHD 287
214,900 Petronas Gas BHD 817
120,680 PPB Group BHD 313
827,300 Press Metal Aluminium Holdings Bhd 942
3,132,400 Public Bank Bhd 3,126
303,175 QL Resources Bhd 320
319,116 RHB Capital BHD 492
598,100 Sime Darby BHD 299
432,600 Sime Darby Plantation Bhd 479
527,400 Sunway BHD 541
305,741 Telekom Malaysia BHD 452
646,200 Tenaga Nasional BHD 1,952
766,700 YTL Corp BHD 348
550,300 YTL Power International BHD 415
TOTAL MALAYSIA 22,523
MEXICO - 0.4%
782,300 (a),(b) Alfa S.A. de C.V. (Class A) 610
4,044,000 (a) America Movil SAB de C.V. 2,881
110,000 (a) Arca Continental SAB de C.V. 1,150
3,266,994 (a) Cemex S.A. de C.V. 1,844
115,665 Coca-Cola Femsa SAB de C.V. 1,057
611,600 Fibra Uno Administracion S.A. de C.V. 715
374,100 Fomento Economico Mexicano S.A. de C.V. 3,653
603,696 Fomento Economico Mexicano SAB de C.V. (ADR) 58,909
36,210 Gruma SAB de C.V. 654
60,600 Grupo Aeroportuario del Centro Norte Sab de C.V. 596
82,065 (a) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,517
38,365 (a) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,050
265,400 (a) Grupo Bimbo S.A. de C.V. (Series A) 722
118,900 (a) Grupo Carso S.A. de C.V. (Series A1) 699
60,100 (a) Grupo Comercial Chedraui S.a. DE C.V. 339
3,774,800 Grupo Financiero Banorte S.A. de C.V. 26,180
390,127 (a),(b) Grupo Financiero Inbursa S.A. 877
704,500 Grupo Mexico S.A. de C.V. (Series B) 3,522
43,995 (a),(b) Industrias Penoles S.A. de C.V. 816
307,800 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 505
216,954 ProLogis Property Mexico S.A. de C.V. 694
39,195 Promotora y Operadora de Infraestructura SAB de C.V. 396
43,000 (a) Qualitas Controladora SAB de C.V. 374
19,926 Southern Copper Corp 1,862
1,131,500 (a) Wal-Mart de Mexico SAB de C.V. 3,116
TOTAL MEXICO 114,738
NETHERLANDS - 1.7%
86,453 (b),(c) Adyen NV 132,515
36,739 Akzo Nobel NV 2,263
237 (b) Argenx SE 140
38,575 (b) Argenx SE 22,763
179,210 ASML Holding NV 118,596
125,365 (c) Euronext NV 18,195
369,099 Heineken NV 30,096
12,260 IMCD NV 1,632
7,332,407 ING Groep NV 143,651

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
NETHERLANDS (continued)
4,389,743 Koninklijke KPN NV $ 18,593
TOTAL NETHERLANDS 488,444
NORWAY - 0.1%
67,984 Aker BP ASA 1,612
874,132 Equinor ASA 23,085
302,541 Norsk Hydro ASA 1,749
TOTAL NORWAY 26,446
PERU - 0.0%
37,055 Cia de Minas Buenaventura S.A. (ADR) (Series B) 579
14,300 Credicorp Ltd 2,662
TOTAL PERU 3,241
PHILIPPINES - 0.1%
51,310 Ayala Corp 531
1,449,770 Ayala Land, Inc 584
460,434 Bank of the Philippine Islands 1,062
514,910 BDO Unibank, Inc 1,379
218,690 International Container Term Services, Inc 1,357
97,960 Jollibee Foods Corp 411
65,220 Manila Electric Co 627
392,723 Metropolitan Bank & Trust 502
17,475 PLDT, Inc 388
5,826,950 Robinsons Retail Holdings, Inc 3,839
48,570 SM Investments Corp 670
2,159,000 SM Prime Holdings 907
TOTAL PHILIPPINES 12,257
POLAND - 0.1%
124,931 (b),(c) Allegro.eu S.A. 1,013
38,913 Bank Pekao S.A. 1,779
8,727 Bank Zachodni WBK S.A. 1,257
3,087 (b) BRE Bank S.A. 649
13,342 CD Projekt S.A. 733
10,273 (b),(c) Dino Polska S.A. 1,199
31,436 KGHM Polska Miedz S.A. 1,028
238 LPP S.A. 1,086
182,585 (b) PGE Polska Grupa Energetyczna S.A. 376
140,425 Polski Koncern Naftowy Orlen S.A. 2,473
187,528 Powszechna Kasa Oszczednosci Bank Polski S.A. 3,662
128,166 Powszechny Zaklad Ubezpieczen S.A. 1,862
TOTAL POLAND 17,117
PORTUGAL - 0.1%
99,983 Galp Energia SGPS S.A. 1,752
940,747 Jeronimo Martins SGPS S.A. 19,937
TOTAL PORTUGAL 21,689
QATAR - 0.1%
466,783 Barwa Real Estate Co 338
670,830 Commercial Bank PSQC 769
368,388 Dukhan Bank 357
352,628 Industries Qatar QSC 1,248
1,234,554 Masraf Al Rayan QSC 763
1,197,337 Mesaieed Petrochemical Holding Co 472
199,966 Ooredoo QPSC 648
93,998 Qatar Electricity & Water Co QSC 384
145,823 Qatar Fuel QSC 595
638,834 Qatar Gas Transport Co Ltd 819
192,951 Qatar International Islamic Bank QSC 541
376,711 Qatar Islamic Bank SAQ 2,125

SHARES DESCRIPTION VALUE (000)
QATAR (continued)
988,965 Qatar National Bank QPSC $ 4,359
TOTAL QATAR 13,418
ROMANIA - 0.0%
123,766 NEPI Rockcastle NV 895
TOTAL ROMANIA 895
RUSSIA - 0.0%
12,672 (a),(b),(d) Ozon Holdings plc (ADR) 0 ^
211,169 (b),(d) VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.2%
31,345 ACWA Power Co 2,850
75,989 Ades Holding Co 329
419,575 Al Rajhi Bank 11,389
8,360 (b) Al Rajhi Co for Co-operative Insurance 313
261,242 Alinma Bank 2,132
106,167 Almarai Co JSC 1,568
190,543 Arab National Bank 1,169
5,003 Arabian Internet & Communications Services Co 403
128,598 Bank AlBilad 1,266
101,114 (b) Bank Al-Jazira 470
249,174 Banque Saudi Fransi 1,231
17,355 Bupa Arabia for Cooperative Insurance Co 817
15,674 Co for Cooperative Insurance 597
2,666 Dallah Healthcare Co 90
110,967 (b) Dar Al Arkan Real Estate Development Co 632
27,636 Dr Sulaiman Al Habib Medical Services Group Co 2,053
5,114 Elm Co 1,322
84,613 Etihad Etisalat Co 1,376
106,903 Jarir Marketing Co 369
7,948 Mouwasat Medical Services Co 159
8,495 Nahdi Medical Co 260
312,339 Riyad Bank 2,739
51,683 SABIC Agri-Nutrients Co 1,459
78,866 Sahara International Petrochemical Co 437
4,849 SAL Saudi Logistics Services 254
300,318 (b),(e) Saudi Arabian Mining Co 3,685
1,291,118 (c) Saudi Arabian Oil Co 9,198
11,144 Saudi Aramco Base Oil Co 312
215,042 Saudi Awwal Bank 2,148
198,256 Saudi Basic Industries Corp 3,367
185,498 Saudi Electricity Co 788
81,019 Saudi Industrial Investment Group 335
111,612 Saudi Investment Bank 435
177,916 (b) Saudi Kayan Petrochemical Co 290
629,482 Saudi National Bank 5,999
7,129 (b) Saudi Research & Media Group 328
10,024 Saudi Tadawul Group Holding Co 545
436,422 Saudi Telecom Co 5,276
66,905 Yanbu National Petrochemical Co 617
TOTAL SAUDI ARABIA 69,007
SINGAPORE - 0.7%
696,400 Ascendas REIT 1,376
29,901 (a) CapitaLand Ascott Trust 19
562,742 Capitaland Investment Ltd 1,138
83,304 CapitaMall Trust 129
2,226,580 DBS Group Holdings Ltd 76,464
4,626,061 Oversea-Chinese Banking Corp 59,288
2,573,169 STMicroelectronics NV 56,423
TOTAL SINGAPORE 194,837
SOUTH AFRICA - 0.2%
181,111 Absa Group Ltd 1,748
20,908 (a) Anglo American Platinum Ltd 841

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOUTH AFRICA (continued)
273,368 Anglo American plc $ 7,662
211,143 Aspen Pharmacare Holdings Ltd 1,885
71,408 (a) Bid Corp Ltd 1,711
71,757 (a) Bidvest Group Ltd 922
18,655 Capitec Bank Holdings Ltd 3,173
49,822 Clicks Group Ltd 920
114,602 (a) Discovery Ltd 1,247
1,085,728 FirstRand Ltd 4,267
201,555 Gold Fields Ltd 4,453
126,251 Harmony Gold Mining Co Ltd 1,849
205,665 Impala Platinum Holdings Ltd 1,416
13,679 Kumba Iron Ore Ltd 233
365,659 MTN Group Ltd 2,458
36,152 Naspers Ltd 8,965
100,350 (a) Nedbank Group Ltd 1,408
1,024,173 Old Mutual Ltd 665
175,045 OUTsurance Group Ltd 665
507,678 (c) Pepkor Holdings Ltd 707
107,914 Remgro Ltd 934
385,664 Sanlam Ltd 1,741
128,649 Sasol Ltd 539
106,915 Shoprite Holdings Ltd 1,594
287,048 Standard Bank Group Ltd 3,751
133,126 Vodacom Group Ltd 915
198,796 (a) Woolworths Holdings Ltd 553
TOTAL SOUTH AFRICA 57,222
SPAIN - 0.9%
287,054 Amadeus IT Holding S.A. 21,984
8,113,377 (a) Banco Bilbao Vizcaya Argentaria S.A. 110,728
15,476,853 Banco Santander S.A. 104,266
3,446,807 CaixaBank S.A. 26,850
108,528 (a),(b),(d) Let's GOWEX S.A. 1
19,322 Merlin Properties Socimi S.A. 206
253,295 Repsol YPF S.A. 3,363
TOTAL SPAIN 267,398
SWEDEN - 0.3%
1,118,883 Assa Abloy AB 33,590
1,093,596 Atlas Copco AB 17,469
58,841 Boliden AB 1,931
449,388 (a),(b) Fastighets AB Balder 2,812
16,397 (a) Holmen AB 649
858,747 Sandvik AB 18,061
337,204 (a),(b) Skandinaviska Enskilda Banken AB (Class A) 5,547
TOTAL SWEDEN 80,059
SWITZERLAND - 1.4%
906,328 ABB Ltd 46,765
451,036 Cie Financiere Richemont S.A. 78,735
46,417 (a) Clariant AG. 503
40,009 DSM-Firmenich AG. 3,961
1,509 EMS-Chemie Holding AG. 1,028
202,673 (a),(b) Galderma Group AG. 21,436
5,973 Givaudan S.A. 25,642
189,636 Lonza Group AG. 117,151
814,406 (b) On Holding AG. 35,769
11,700 PSP Swiss Property AG. 1,828
65,791 (a) SIG Group AG. 1,216
11,700 Swiss Prime Site AG. 1,436
31,546 TE Connectivity plc 4,458
91,833 Zurich Insurance Group AG 64,100
TOTAL SWITZERLAND 404,028
TAIWAN - 2.1%
110,000 Accton Technology Corp 1,949

SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
622,000 Acer, Inc $ 671
101,725 Advantech Co Ltd 1,162
16,000 Alchip Technologies Ltd 1,349
717,000 ASE Technology Holding Co Ltd 3,151
486,000 Asia Cement Corp 687
71,000 Asia Vital Components Co Ltd 1,005
153,000 Asustek Computer, Inc 2,847
1,471,800 AU Optronics Corp 603
136,189 Catcher Technology Co Ltd 868
2,042,947 Cathay Financial Holding Co Ltd 3,812
318,200 Chailease Holding Co Ltd 1,125
1,055,841 Chang Hwa Commercial Bank 568
405,000 Cheng Shin Rubber Industry Co Ltd 616
618,000 China Airlines 422
3,413,844 China Development Financial Holding Corp 1,783
2,690,000 China Steel Corp 1,824
3,579,000 Chinatrust Financial Holding Co 4,303
840,000 Chunghwa Telecom Co Ltd 3,263
916,000 Compal Electronics, Inc 890
419,000 Delta Electronics, Inc 4,634
182,916 E Ink Holdings, Inc 1,489
3,046,850 E.Sun Financial Holding Co Ltd 2,664
866,000 Eclat Textile Co Ltd 11,640
63,000 Elite Material Co Ltd 1,055
13,000 eMemory Technology, Inc 914
597,000 Eva Airways Corp 735
230,292 Evergreen Marine Corp Taiwan Ltd 1,544
653,000 Far Eastern Textile Co Ltd 652
390,000 Far EasTone Telecommunications Co Ltd 1,086
97,245 Feng TAY Enterprise Co Ltd 353
2,311,316 First Financial Holding Co Ltd 1,896
762,000 Formosa Chemicals & Fibre Corp 604
885,000 Formosa Plastics Corp 983
30,700 Fortune Electric Co Ltd 423
1,766,651 Fubon Financial Holding Co Ltd 4,594
2,198,758 Fuhwa Financial Holdings Co Ltd 2,254
113,000 Gigabyte Technology Co Ltd 840
19,000 Global Unichip Corp 617
55,274 Globalwafers Co Ltd 537
2,682,000 Hon Hai Precision Industry Co, Ltd 12,098
61,280 Hotai Motor Co Ltd 1,123
1,833,029 Hua Nan Financial Holdings Co Ltd 1,550
1,680,676 InnoLux Display Corp 773
55,000 International Games System Co Ltd 1,295
576,000 Inventec Co Ltd 746
18,000 Jentech Precision Industrial Co Ltd 542
21,604 Largan Precision Co Ltd 1,556
449,000 Lite-On Technology Corp 1,247
18,000 Lotes Co Ltd 762
326,242 MediaTek, Inc 14,061
2,522,269 Mega Financial Holding Co Ltd 3,057
152,000 Micro-Star International Co Ltd 751
1,096,000 Nan Ya Plastics Corp 999
36,000 Nien Made Enterprise Co Ltd 432
125,000 Novatek Microelectronics Corp Ltd 2,078
441,000 Pegatron Corp 1,127
19,000 (b) PharmaEssentia Corp 300
497,000 Pou Chen Corp 533
119,522 President Chain Store Corp 905
579,000 Quanta Computer, Inc 4,028
105,000 Realtek Semiconductor Corp 1,674
311,679 Ruentex Development Co Ltd 333

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
792,791 Shanghai Commercial & Savings Bank Ltd $ 1,084
3,121,836 Shin Kong Financial Holding Co Ltd 1,152
2,240,015 SinoPac Financial Holdings Co Ltd 1,520
264,000 Synnex Technology International Corp 572
2,400,118 Taishin Financial Holdings Co Ltd 1,252
1,302,189 Taiwan Business Bank 577
1,451,579 Taiwan Cement Corp 1,409
2,143,386 Taiwan Cooperative Financial Holding Co Ltd 1,564
336,000 Taiwan High Speed Rail Corp 271
394,000 Taiwan Mobile Co Ltd 1,386
16,106,100 Taiwan Semiconductor Manufacturing Co Ltd 453,596
296,000 Unimicron Technology Corp 843
1,038,450 Uni-President Enterprises Corp 2,532
2,431,000 United Microelectronics Corp 3,399
219,047 Vanguard International Semiconductor Corp 624
14,000 Voltronic Power Technology Corp 655
139,810 Wan Hai Lines Ltd 333
589,000 Wistron Corp 1,727
24,000 Wiwynn Corp 1,215
333,640 WPG Holdings Ltd 630
87,143 Yageo Corp 1,283
372,000 Yang Ming Marine Transport 842
152,000 Zhen Ding Technology Holding Ltd 482
TOTAL TAIWAN 603,330
THAILAND - 0.1%
258,600 Advanced Info Service PCL 2,073
911,800 Airports of Thailand PCL 1,028
914,400 Bangkok Dusit Medical Services PCL 588
1,311,400 Bangkok Expressway & Metro PCL 210
47,800 Bumrungrad Hospital PCL 232
412,200 Central Pattana PCL 574
367,975 Central Retail Corp PCL 272
787,900 Charoen Pokphand Foods PCL 554
1,226,500 CP ALL plc 1,794
394,031 CP AXTRA PCL 304
654,600 Delta Electronics Thailand PCL 1,289
632,030 (d) Gulf Energy Development PCL 927
983,300 Home Product Center PCL 250
182,600 (d) Intouch Holdings PCL (Class F) 439
124,700 Kasikornbank PCL (Foreign) 594
820,000 Krung Thai Bank PCL 585
109,400 Krungthai Card PCL 147
702,400 Minor International PCL 547
386,400 PTT Exploration & Production PCL 1,331
308,200 PTT Global Chemical PCL 157
672,400 PTT Oil & Retail Business PCL 235
2,514,300 PTT PCL 2,375
194,900 SCB X PCL 708
168,600 Siam Cement PCL 778
253,330 Thai Oil PCL 184
5,556,800 TMB Bank PCL (Foreign) 322
2,085,726 (b) True Corp PCL 725
100,100 (b) True Corp PCL 35
TOTAL THAILAND 19,257
TURKEY - 0.0%
663,443 Akbank TAS 914
299,202 Aselsan Elektronik Sanayi Ve Ticaret AS 945
99,343 BIM Birlesik Magazalar AS 1,200
173,303 Coca-Cola Icecek AS 244
785,803 Eregli Demir ve Celik Fabrikalari TAS 466
14,630 Ford Otomotiv Sanayi AS 408
236,758 Haci Omer Sabanci Holding AS 524

SHARES DESCRIPTION VALUE (000)
TURKEY (continued)
164,254 KOC Holding AS $ 709
49,603 (b) Pegasus Hava Tasimaciligi AS. 337
2,257,509 (b) Sasa Polyester Sanayi AS 222
118,372 (b) Turk Hava Yollari AO 969
274,238 Turkcell Iletisim Hizmet AS 692
1,857,436 Turkiye Is Bankasi (Series C) 600
226,811 Turkiye Petrol Rafinerileri AS 825
268,413 Turkiye Sise ve Cam Fabrikalari AS 273
717,876 Yapi ve Kredi Bankasi 455
TOTAL TURKEY 9,783
UNITED ARAB EMIRATES - 0.1%
628,272 Abu Dhabi Commercial Bank PJSC 1,862
313,343 Abu Dhabi Islamic Bank PJSC 1,368
679,599 Abu Dhabi National Oil Co for Distribution PJSC 628
745,160 ADNOC Drilling Co PJSC 1,043
817,827 Aldar Properties PJSC 1,868
656,227 Americana Restaurants International plc 381
636,503 Dubai Islamic Bank PJSC 1,239
214,961 (b) Emaar Development PJSC 714
1,427,129 Emaar Properties PJSC 5,168
408,090 Emirates NBD Bank PJSC 2,244
748,486 Emirates Telecommunications Group Co PJSC 3,444
945,220 First Abu Dhabi Bank PJSC 3,557
668,361 (b) Multiply Group PJSC 301
5,358 (b),(d) NMC Health plc 0 ^
TOTAL UNITED ARAB EMIRATES 23,817
UNITED KINGDOM - 2.4%
112,917 AngloGold Ashanti UK Ltd 4,238
435,064 Ashtead Group plc 23,522
803,175 AstraZeneca plc 117,942
17,355,090 Barclays plc 65,256
1,994,150 Beazley plc 24,017
152,143 Big Yellow Group plc 1,837
351,103 British Land Co plc 1,681
323,335 Coca-Cola Europacific Partners plc 28,140
798,915 Compass Group plc 26,425
28,538 Croda International plc 1,084
46,811 Derwent London plc 1,116
266,916 (b) Flutter Entertainment plc 59,172
374,507 Great Portland Estates plc 1,439
2,704,836 Informa plc 27,121
257,474 Land Securities Group plc 1,835
6,540,776 Lloyds TSB Group plc 6,135
284,737 London Stock Exchange Group plc 42,291
11,995,283 Man Group plc 30,784
2,917,936 National Grid plc 38,062
9,632,290 NatWest Group plc 56,873
367,493 RELX plc 18,459
754,724 RELX plc 37,933
187,252 Safestore Holdings plc 1,491
301,527 Segro plc 2,697
2,892,614 Standard Chartered plc 42,925
5,371,958 Tritax Big Box REIT plc 9,743
407,539 Unilever plc 24,317
TOTAL UNITED KINGDOM 696,535
UNITED STATES - 65.1%
19,796 3M Co 2,907
832,179 Abbott Laboratories 110,389
444,959 AbbVie, Inc 93,228
208,616 Aecom Technology Corp 19,345
13,648 Agree Realty Corp 1,054
72,741 Air Products & Chemicals, Inc 21,453

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
25,285 (a) Albemarle Corp $ 1,821
203,707 Alcon, Inc 19,329
73,524 Alexandria Real Estate Equities, Inc 6,802
625,607 Alliant Energy Corp 40,258
54,581 Allstate Corp 11,302
131,928 (b) Alnylam Pharmaceuticals, Inc 35,623
1,595,654 Alphabet, Inc 249,289
1,300,987 Alphabet, Inc (Class A) 201,185
4,782,373 (b) Amazon.com, Inc 909,894
310,939 Amcor plc 3,016
315,670 American Electric Power Co, Inc 34,493
250,352 American Express Co 67,357
342,692 American Homes 4 Rent 12,957
113,532 American International Group, Inc 9,870
85,552 American Tower Corp 18,616
106,023 Americold Realty Trust, Inc 2,275
102,924 Ameriprise Financial, Inc 49,827
74,891 AmerisourceBergen Corp 20,826
22,900 Ametek, Inc 3,942
30,652 Aon plc 12,233
79,579 APA Corp 1,673
199,868 Apollo Global Management, Inc 27,370
5,462,486 (f) Apple, Inc 1,213,382
189,956 Applied Materials, Inc 27,566
511,145 Arch Capital Group Ltd 49,162
2,959,039 AT&T, Inc 83,682
9,890 (b) Atlassian Corp Ltd 2,099
231,885 Automatic Data Processing, Inc 70,848
2,029 (b) Autozone, Inc 7,736
54,930 AvalonBay Communities, Inc 11,789
17,323 Avery Dennison Corp 3,083
277,524 Baker Hughes Co 12,197
65,306 Ball Corp 3,400
1,061,475 Bank of America Corp 44,295
859,740 Bank of New York Mellon Corp 72,106
285,689 (b) Berkshire Hathaway, Inc 152,152
33,261 BlackRock, Inc 31,481
568,762 (b) Boeing Co 97,002
5,737 Booking Holdings, Inc 26,430
26,917 Boston Properties, Inc 1,809
1,897,184 (b) Boston Scientific Corp 191,388
3,479,492 BP plc 19,525
811,319 Bristol-Myers Squibb Co 49,482
3,043,955 Broadcom, Inc 509,649
206,525 Cabot Oil & Gas Corp 5,969
613 Capital One Financial Corp 110
874,153 Carrier Global Corp 55,421
322,500 Caterpillar, Inc 106,361
23,506 Celanese Corp (Series A) 1,334
38,812 CF Industries Holdings, Inc 3,033
63,211 Cheniere Energy, Inc 14,627
57,049 Chesapeake Energy Corp 6,351
464,753 Chevron Corp 77,749
206,660 (b) Chipotle Mexican Grill, Inc (Class A) 10,376
220,421 Chubb Ltd 66,565
93,685 Cigna Group 30,822
3,686,692 Cisco Systems, Inc 227,506
953,282 Citigroup, Inc 67,674
453 CME Group, Inc 120
3,096,463 Coca-Cola Co 221,769
1,306,263 Comcast Corp (Class A) 48,201
355,287 ConocoPhillips 37,312

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
127,009 Constellation Energy Corp $ 25,609
761,761 Corebridge Financial, Inc 24,049
16,100 (b) Corpay, Inc 5,614
1,302,188 Corteva, Inc 81,947
342,374 Costco Wholesale Corp 323,810
1,127,380 CRH plc 99,176
179,794 Crown Castle, Inc 18,740
25,954 Crown Holdings, Inc 2,317
75,000 CVS Health Corp 5,081
277,957 Danaher Corp 56,981
37,890 Deere & Co 17,784
447,844 Delta Air Lines, Inc 19,526
174,698 Devon Energy Corp 6,534
458,172 (b) DexCom, Inc 31,289
448,707 Diamondback Energy, Inc 71,739
47,707 Digital Realty Trust, Inc 6,836
319,212 Dover Corp 56,079
150,790 Dow, Inc 5,266
495,104 Duke Energy Corp 60,388
948,012 DuPont de Nemours, Inc 70,798
25,140 Eastman Chemical Co 2,215
223,164 Eaton Corp plc 60,663
58,413 Ecolab, Inc 14,809
340,223 (b) Edwards Lifesciences Corp 24,659
52,441 Elevance Health, Inc 22,810
412,093 Eli Lilly & Co 340,352
891,871 Emerson Electric Co 97,785
158,676 EOG Resources, Inc 20,349
157,830 EQT Corp 8,433
11,522 Equinix, Inc 9,394
159,560 Equitable Holdings, Inc 8,311
177,581 Equity Lifestyle Properties, Inc 11,845
110,797 Equity Residential 7,931
18,610 Essex Property Trust, Inc 5,705
15,929 Everest Re Group Ltd 5,787
577,722 Evergy, Inc 39,834
782,587 Eversource Energy 48,606
76,547 (b) Exact Sciences Corp 3,314
218,036 Expedia Group, Inc 36,652
35,108 Extra Space Storage, Inc 5,213
2,750,935 Exxon Mobil Corp 327,169
216,977 FedEx Corp 52,895
46,014 Ferguson Enterprises, Inc 7,302
1,072,350 Fifth Third Bancorp 42,036
20,764 First Citizens Bancshares, Inc (Class A) 38,499
1,053,821 (b) Fiserv, Inc 232,715
2,611,668 (b) Flextronics International Ltd 86,394
2,713,580 Freeport-McMoRan, Inc (Class B) 102,736
107,201 Gaming and Leisure Properties, Inc 5,457
40,827 GE Vernova, Inc 12,464
150,586 General Electric Co 30,140
370,630 Gilead Sciences, Inc 41,529
212,752 Global Payments, Inc 20,833
211,623 Globe Life, Inc 27,875
215,132 (b) Globus Medical, Inc 15,748
70,438 Goldman Sachs Group, Inc 38,480
17,983,906 Haleon plc 90,822
246,628 Halliburton Co 6,257
53,290 HCA, Inc 18,414
31,017 Healthcare Realty Trust, Inc 524
182,019 Healthpeak Properties, Inc 3,680
77,468 Hess Corp 12,374

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
34,893 HF Sinclair Corp $ 1,147
36,727 Hilton Worldwide Holdings, Inc 8,357
573,926 Home Depot, Inc 210,338
821,598 Honeywell International, Inc 173,973
187,252 Host Hotels & Resorts Inc 2,661
64,009 Howmet Aerospace, Inc 8,304
152,276 Hubbell, Inc 50,390
13,715 Illinois Tool Works, Inc 3,401
65,756 Independence Realty Trust, Inc 1,396
61,468 Ingersoll Rand, Inc 4,919
15,351 Innovative Industrial Properties, Inc 830
62,705 Intercontinental Exchange, Inc 10,817
286,326 International Business Machines Corp 71,198
55,000 International Flavors & Fragrances, Inc 4,269
107,248 International Paper Co 5,722
193,794 (b) Intuitive Surgical, Inc 95,980
62,036 Invitation Homes, Inc 2,162
176,385 ITT, Inc 22,782
167,600 JBS S.A. 1,207
402,515 Johnson & Johnson 66,753
1,415,704 JPMorgan Chase & Co 347,272
1,317,873 Kenvue, Inc 31,603
23,404 Kilroy Realty Corp 767
558,863 Kinder Morgan, Inc 15,944
563,839 KKR & Co, Inc 65,185
278,212 L3Harris Technologies, Inc 58,233
216,235 Las Vegas Sands Corp 8,353
28,149 (b) Legend Biotech Corp (ADR) 955
459,841 (b) Linde plc 214,120
9,887 Lowe's Cos, Inc 2,306
96,615 (b) Lululemon Athletica, Inc 27,348
55,950 LyondellBasell Industries NV 3,939
222,725 M&T Bank Corp 39,812
92,863 Marathon Petroleum Corp 13,529
413,947 Mastercard, Inc (Class A) 226,893
316,445 McDonald's Corp 98,848
78,745 McKesson Corp 52,995
167,320 Medtronic plc 15,035
586,309 Merck & Co, Inc 52,627
1,120,905 Meta Platforms, Inc 646,045
3,238,948 Microsoft Corp 1,215,869
28,082 Mid-America Apartment Communities, Inc 4,706
15,410 (b) Middleby Corp 2,342
650,122 Mondelez International, Inc 44,111
1,772,184 (b) Monster Beverage Corp 103,708
336,538 (a),(b) MoonLake Immunotherapeutics 13,149
1,182,635 Morgan Stanley 137,978
68,549 Mosaic Co 1,852
2,740 MSCI, Inc (Class A) 1,549
663,697 Nasdaq Stock Market, Inc 50,348
13,640 (b) Natera, Inc 1,929
63,771 National Storage Affiliates Trust 2,513
1,012,181 (a) Nestle S.A. 102,288
186,279 (b) Netflix, Inc 173,711
319,510 Newmont Goldcorp Corp 15,426
990,797 NextEra Energy, Inc 70,238
1,404,945 Nike, Inc (Class B) 89,186
150,000 Novartis AG. 16,660
61,539 NRG Energy, Inc 5,875
51,059 Nucor Corp 6,144
336,872 nVent Electric plc 17,659
8,477,772 Nvidia Corp 918,821

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
1,301 (b) NVR, Inc $ 9,425
177,097 Occidental Petroleum Corp 8,742
173,385 ONEOK, Inc 17,203
45,708 (b) O'Reilly Automotive, Inc 65,480
73,642 Ovintiv, Inc 3,152
44,583 Owens Corning, Inc 6,367
19,321 Packaging Corp of America 3,826
147,855 Parker-Hannifin Corp 89,874
13,918 PepsiCo, Inc 2,087
680,213 Pfizer, Inc 17,237
107,217 (g) PG&E Corp 1,842
854,590 Philip Morris International, Inc 135,649
116,854 Phillips 66 14,429
50,190 PPG Industries, Inc 5,488
1,094,686 Procter & Gamble Co 186,556
186,161 Progressive Corp 52,685
331,211 Prologis, Inc 37,026
41,642 Public Storage, Inc 12,463
60,305 Realty Income Corp 3,498
157,070 Regency Centers Corp 11,585
25,588 Regeneron Pharmaceuticals, Inc 16,229
24,998 Reliance Steel & Aluminum Co 7,218
437,508 Rexford Industrial Realty, Inc 17,128
362,630 Roche Holding AG. 119,352
713,910 (b) Roivant Sciences Ltd 7,203
120,397 Roper Industries, Inc 70,984
49,865 Ross Stores, Inc 6,372
27,688 RPM International, Inc 3,203
775,410 RTX Corp 102,711
32,051 S&P Global, Inc 16,285
135,491 Sabra Health Care REIT, Inc 2,367
863,002 Salesforce, Inc 231,595
565,258 Sanofi-Aventis 62,586
60,259 SBA Communications Corp 13,258
396,650 Schlumberger Ltd 16,580
470,218 Schneider Electric S.A. 108,548
180,971 Sempra Energy 12,914
256,955 (b) ServiceNow, Inc 204,572
4,205,404 Shell plc 153,078
11,461 Sherwin-Williams Co 4,002
140,615 Simon Property Group, Inc 23,353
4,892 SL Green Realty Corp 282
3,351,383 Smurfit WestRock plc 151,013
666,023 (b) Snowflake, Inc 97,346
24,800 Southern Co 2,280
1,426,805 Starbucks Corp 139,955
31,535 Steel Dynamics, Inc 3,944
259,750 Stryker Corp 96,692
87,395 Sun Communities, Inc 11,243
58,142 Targa Resources Corp 11,656
87,551 Tenaris S.A. 1,713
60,305 Terreno Realty Corp 3,812
670,912 (b) Tesla, Inc 173,874
80,083 Thermo Fisher Scientific, Inc 39,849
290,077 TJX Cos, Inc 35,331
181,139 T-Mobile US, Inc 48,312
167,766 Trane Technologies plc 56,524
81,401 (b) Uber Technologies, Inc 5,931
324,469 Union Pacific Corp 76,653
111,452 United Rentals, Inc 69,847
451,151 UnitedHealth Group, Inc 236,290
553,762 Valero Energy Corp 73,135

Global Equities

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
39,248 (b) Veeva Systems, Inc $ 9,091
144,591 Ventas, Inc 9,942
354,278 Veralto Corp 34,524
461,286 Verizon Communications, Inc 20,924
27,239 (b) Vertex Pharmaceuticals, Inc 13,206
226,066 VICI Properties, Inc 7,374
652,767 Visa, Inc (Class A) 228,769
254,635 Vistra Corp 29,904
845,472 Vontier Corp 27,774
23,669 W.W. Grainger, Inc 23,381
2,939,587 Walmart, Inc 258,066
936,470 Walt Disney Co 92,430
48,388 Washington REIT 842
143,415 Waste Connections, Inc 27,993
59,136 (b) Waters Corp 21,796
3,986,381 Wells Fargo & Co 286,182
83,710 Welltower, Inc 12,825
12,992 West Pharmaceutical Services, Inc 2,909
48,567 Westlake Chemical Corp 4,858
190,073 Weyerhaeuser Co 5,565
213,667 Whirlpool Corp 19,258
340,524 Williams Cos, Inc 20,350
TOTAL UNITED STATES 18,670,744
ZAMBIA - 0.0%
152,544 First Quantum Minerals Ltd 2,051
TOTAL ZAMBIA 2,051
TOTAL COMMON STOCKS
(Cost $23,179,122) 28,304,232
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.1%
193,114 (a) iShares MSCI Canada ETF 7,869
46,853 (a) iShares MSCI South Korea ETF 2,532
25,000 Vanguard FTSE Developed Markets ETF 1,271
554,912 Vanguard FTSE Emerging Markets ETF 25,115
TOTAL INVESTMENT COMPANIES
(Cost $37,286) 36,787
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27 0 ^
TOTAL AUSTRALIA 0 ^
BRAZIL - 0.0%
16,288 Itausa S.A. 04/11/25 9
TOTAL BRAZIL 9
CHINA - 0.0%
3,380 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 0 ^
TOTAL CHINA 0 ^
TOTAL RIGHTS/WARRANTS
(Cost $0) 9
TOTAL LONG-TERM INVESTMENTS
(Cost $23,216,408) 28,341,028
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
CERTIFICATE OF DEPOSIT - 0.1%
$ 500,000 Australia and New Zealand Banking Group 4 .540% 08/08/25 500
500,000 Australia and New Zealand Banking Group 4 .600 11/17/25 500
1,000,000 Bank of America 4 .640 04/02/26 1,000
1,000,000 Bank of Montreal 4 .580 03/06/26 1,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CERTIFICATE OF DEPOSIT (continued)
$ 1,000,000 Bank of Nova Scotia 4 .680% 10/03/25 $ 1,000
800,000 Canadian Imperial Bank 4 .600 06/04/25 800
1,500,000 Canadian Imperial Bank 4 .690 09/25/25 1,500
1,000,000 Canadian Imperial Bank 4 .670 11/17/25 1,000
250,000 Citibank 4 .480 01/22/26 250
250,000 Citibank 4 .640 01/23/26 250
400,000 Citibank 4 .630 02/24/26 400
1,000,000 Citibank 4 .650 02/24/26 1,000
500,000 Credit Agricole S.A. 4 .580 05/28/25 500
1,000,000 ING US Funding LLC 4 .720 10/24/25 1,000
1,000,000 Lloyds Bank Plc 4 .580 08/07/25 1,000
1,000,000 Lloyds Bank Plc 0 .000 09/29/25 1,000
1,000,000 Mitsubishi Trust & Banking Corp 4 .560 04/29/25 1,000
1,000,000 MUFG Bank Ltd 4 .590 04/30/25 1,000
1,000,000 MUFG Bank Ltd 4 .640 09/19/25 1,000
1,000,000 National Australia Bank Ltd 4 .550 10/20/25 1,000
1,000,000 National Bank of Canada 4 .600 06/06/25 1,000
1,000,000 Natixis 4 .610 11/05/25 1,000
500,000 Nordea Bank AB 4 .520 04/04/25 500
1,000,000 Nordea Bank AB 4 .520 12/05/25 1,000
1,000,000 Skandinaviska Enskilda Banken AG 4 .560 09/26/25 1,000
700,000 Svenska Handelsbanken AB 4 .590 10/28/25 700
1,000,000 Swedbank Sparbanken Svanen 4 .730 07/28/25 1,001
500,000 Toronto-Dominion Bank 4 .660 03/25/26 500
TOTAL CERTIFICATE OF DEPOSIT 23,401
COMMERCIAL PAPER - 0.0%
1,000,000 ING US Funding LLC 4 .620 05/08/25 1,000
320,000 ING US Funding LLC 4 .640 05/22/25 320
1,000,000 National Bank of Canada 4 .570 11/10/25 1,000
500,000 Skandinaviska Enskilda Banken AG 4 .610 07/02/25 500
1,000,000 Swedbank AB 4 .560 11/26/25 1,000
TOTAL COMMERCIAL PAPER 3,820
REPURCHASE AGREEMENT - 0.1%
5,000,000 (h) Calyon 4 .360 04/01/25 5,000
5,000,000 (i) Deutsche Bank 4 .350 04/01/25 5,000
5,000,000 (j) HSBC 4 .370 04/01/25 5,000
5,000,000 (k) JP Morgan Securities LLC 4 .370 04/01/25 5,000
5,000,000 (l) Royal Bank of Scotland 4 .350 04/01/25 5,000
TOTAL REPURCHASE AGREEMENT 25,000
VARIABLE RATE SECURITIES - 0.0%
1,000,000 Australia and New Zealand Banking Group 4 .490 08/27/25 1,000
1,000,000 National Australia Bank Ltd 4 .620 06/20/25 1,000
1,000,000 Royal Bank of Canada 4 .590 04/10/25 1,000
1,000,000 Westpac Banking Corp 4 .580 03/05/26 1,000
TOTAL VARIABLE RATE SECURITIES 4,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $56,221) 56,221
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0.2%
10,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 04/07/25 9,992
2,500,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 07/15/25 2,470
28,844,000 Federal Home Loan Bank Discount Notes 0 .000 04/10/25 28,810
16,880,000 Federal Home Loan Bank Discount Notes 0 .000 04/29/25 16,823

Global Equities

Portfolio of Investments March 31, 2025
(continued)
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT AGENCY DEBT (continued)
$ 10,000,000 Federal Home Loan Bank Discount Notes 0 .000% 05/16/25 $ 9,947
TOTAL GOVERNMENT AGENCY DEBT 68,042
REPURCHASE AGREEMENT - 0.3%
87,500,000 (m) Bank of New York Mellon Corporation 4 .350 04/01/25 87,500
TOTAL REPURCHASE AGREEMENT 87,500
TREASURY DEBT - 0.5%
36,509,000 United States Treasury Bill 0 .000 04/03/25 36,500
50,000,000 United States Treasury Bill 0 .000 04/17/25 49,905
10,870,000 United States Treasury Bill 0 .000 04/24/25 10,841
30,625,000 United States Treasury Bill 0 .000 05/01/25 30,517
TOTAL TREASURY DEBT 127,763
TOTAL SHORT-TERM INVESTMENTS
(Cost $283,312) 283,305
TOTAL INVESTMENTS - 100.0%
(Cost $23,555,941) 28,680,554
OTHER ASSETS & LIABILITIES, NET - (0.0)% (1,703)
NET ASSETS - 100.0% $28,678,851
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $190,652,626.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $334,715,497 or 1.2% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) When-issued or delayed delivery security.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) In bankruptcy
(h) Agreement with Calyon, 4.360% dated 3/31/25 to be repurchased at $5,022,076 on 4/1/25, collateralized by Government Agency Securities, with coupon rates 2.750%–4.125% and maturity dates 10/31/26–8/15/32, valued at $5,100,081.
(i) Agreement with Deutsche Bank, 4.350% dated 3/31/25 to be repurchased at $5,017,536 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 2/15/28, valued at $5,100,078.
(j) Agreement with HSBC, 4.370% dated 3/31/25 to be repurchased at $5,016,392 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.620% and maturity date
6/01/33, valued at $5,100,001.
(k) Agreement with JP Morgan Securities LLC, 4.370% dated 3/31/25 to be repurchased at $5,028,323 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 7.000% and maturity date 2/01/54, valued at $5,100,001.
(l) Agreement with Royal Bank of Scotland, 4.350% dated 3/31/25 to be repurchased at $5,089,143 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 10/15/27, valued at $5,100,049.
(m) Agreement with Bank of New York Mellon Corporation, 4.350% dated 3/31/25 to be repurchased at $87,510,573 on 4/1/25, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 3/19/26, valued at $89,250,000.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 502 06/20/25  $ 62,868 $ 60,649 $ (2,219)
S&P 500 E-Mini Index 628 06/20/25 178,225 177,512 (713)
Total 1,130  $ 241,093  $ 238,161  $ (2,932)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 Level 2 Level 3 Total
Global Equities
Long-Term Investments
:
Common stocks $19,559,025 $8,743,838 $1,369 $28,304,232
Investment companies 36,787 — — 36,787
Rights/Warrants 9 — —^ 9
Short-Term Investments
:
Government agency debt — 68,042 — 68,042
Repurchase agreement — 87,500 — 87,500
Treasury debt — 127,763 — 127,763
Investments purchased with collateral from securities lending:
Certificate of deposit — 23,401 — 23,401
Commercial paper — 3,820 — 3,820
Repurchase agreement — 25,000 — 25,000
Variable rate securities — 4,000 — 4,000
Investments in Derivatives
:
Futures contracts* (2,932) — — (2,932)
Total $19,592,889 $9,083,364 $1,369 $28,677,622
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).

Growth
Portfolio of Investments March 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1.7%
2,329,838 (a) Tesla, Inc $ 603,801
TOTAL AUTOMOBILES & COMPONENTS 603,801
CAPITAL GOODS - 2.8%
1,290,106 (a) Boeing Co 220,028
2,748,635 Carrier Global Corp 174,263
552,982 Eaton Corp plc 150,317
573,084 General Electric Co 114,703
465,002 HEICO Corp 124,244
709,128 Howmet Aerospace, Inc 91,995
420,940 Quanta Services, Inc 106,995
TOTAL CAPITAL GOODS 982,545
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
2,284,562 Experian Group Ltd 105,856
644,532 Verisk Analytics, Inc 191,826
1,773,150 Waste Connections, Inc 346,101
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 643,783
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.6%
15,349,631 (a) Amazon.com, Inc 2,920,421
37,989 (a) Autozone, Inc 144,844
136,666 (a) O'Reilly Automotive, Inc 195,785
1,287,948 TJX Cos, Inc 156,872
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,417,922
CONSUMER DURABLES & APPAREL - 0.6%
984,535 Nike, Inc (Class B) 62,498
10,285 (a) NVR, Inc 74,509
12,349,600 PRADA S.p.A 85,918
TOTAL CONSUMER DURABLES & APPAREL 222,925
CONSUMER SERVICES - 4.4%
134,011 Booking Holdings, Inc 617,377
12,845,735 (a) Carnival Corp 250,877
3,887,276 (a) Chipotle Mexican Grill, Inc (Class A) 195,180
1,395,954 (a) DraftKings, Inc 46,360
318,616 (a) Flutter Entertainment plc 70,633
101,686 (a) Flutter Entertainment plc 22,528
3,568,929 Starbucks Corp 350,076
TOTAL CONSUMER SERVICES 1,553,031
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
971,369 Costco Wholesale Corp 918,701
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 918,701
FINANCIAL SERVICES - 7.4%
121,301 (a),(b) Adyen NV 185,929
1,468,207 (a) Fiserv, Inc 324,224
8,050,962 (a) Grab Holdings Ltd 36,471
1,812,672 KKR & Co, Inc 209,563
1,755,732 Mastercard, Inc (Class A) 962,352
2,625,393 (a) PayPal Holdings, Inc 171,307
4,987,018 Rocket Cos, Inc 60,193
1,954,850 Visa, Inc (Class A) 685,097
TOTAL FINANCIAL SERVICES 2,635,136
FOOD, BEVERAGE & TOBACCO - 0.6%
1,440,173 Mondelez International, Inc 97,716
1,955,685 (a) Monster Beverage Corp 114,446
TOTAL FOOD, BEVERAGE & TOBACCO 212,162
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
395,500 (a) Align Technology, Inc 62,829
3,980,253 (a) DexCom, Inc 271,812
1,126,983 (a) Intuitive Surgical, Inc 558,161

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
549,697 UnitedHealth Group, Inc $ 287,904
498,098 (a) Veeva Systems, Inc 115,374
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,296,080
INSURANCE - 1.1%
1,386,110 Progressive Corp 392,283
TOTAL INSURANCE 392,283
MATERIALS - 1.0%
3,423,667 Corteva, Inc 215,451
280,575 (a) Linde plc 130,647
TOTAL MATERIALS 346,098
MEDIA & ENTERTAINMENT - 14.5%
6,540,715 Alphabet, Inc 1,021,856
4,708,319 Alphabet, Inc (Class A) 728,094
1,825,037 (a) Liberty Media Corp-Liberty Formula One (Class C) 164,272
2,649,766 Match Group, Inc 82,673
4,244,167 Meta Platforms, Inc 2,446,168
543,836 (a) Netflix, Inc 507,143
1,867,753 Walt Disney Co 184,347
TOTAL MEDIA & ENTERTAINMENT 5,134,553
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
1,278,944 Eli Lilly & Co 1,056,293
2,367,046 Novo Nordisk A.S. 161,854
2,051,101 Novo Nordisk A.S. (ADR) 142,428
136,838 Regeneron Pharmaceuticals, Inc 86,787
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,447,362
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.0%
1,672,827 Applied Materials, Inc 242,761
9,692,005 Broadcom, Inc 1,622,732
2,377,446 Marvell Technology, Inc 146,379
40,448 Monolithic Power Systems, Inc 23,459
28,948,170 Nvidia Corp 3,137,403
4,620,000 Taiwan Semiconductor Manufacturing Co Ltd 130,113
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,302,847
SOFTWARE & SERVICES - 18.2%
628,175 (a) Atlassian Corp Ltd 133,305
768,396 (a) Crowdstrike Holdings, Inc 270,921
306,297 Intuit, Inc 188,063
9,880,978 Microsoft Corp 3,709,220
1,914,221 (a) Palo Alto Networks, Inc 326,643
531,854 (a) PTC, Inc 82,411
573,049 Roper Industries, Inc 337,858
1,293,204 Salesforce, Inc 347,044
619,747 (a) ServiceNow, Inc 493,405
1,675,710 (a) Shopify, Inc (Class A) 159,838
1,130,633 (a) Snowflake, Inc 165,253
1,217,206 (a) Trade Desk, Inc 66,606
500,383 (a) Workday, Inc 116,855
324,429 (a) Zscaler, Inc 64,373
TOTAL SOFTWARE & SERVICES 6,461,795
TECHNOLOGY HARDWARE & EQUIPMENT - 8.8%
12,148,531 Apple, Inc 2,698,553
5,285,879 (a) Arista Networks, Inc 409,550
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,108,103
TRANSPORTATION - 0.8%
4,148,099 (a) Uber Technologies, Inc 302,231
TOTAL TRANSPORTATION 302,231
UTILITIES - 0.3%
446,600 Constellation Energy Corp 90,048
TOTAL UTILITIES 90,048
TOTAL COMMON STOCKS
(Cost $23,657,908) 35,071,406

Growth

Portfolio of Investments March 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.9%
886,032 iShares Russell 1000 Growth ETF $ 319,937
TOTAL INVESTMENT COMPANIES
(Cost $326,676) 319,937
TOTAL LONG-TERM INVESTMENTS
(Cost $23,984,584) 35,391,343
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.2%
TREASURY DEBT - 0.2%
$ 9,112,000 United States Treasury Bill 0 .000% 04/03/25 9,110
77,058,000 United States Treasury Bill 0 .000 04/10/25 76,976
TOTAL TREASURY DEBT 86,086
TOTAL SHORT-TERM INVESTMENTS
(Cost $86,086) 86,086
TOTAL INVESTMENTS - 100.1%
(Cost $24,070,670) 35,477,429
OTHER ASSETS & LIABILITIES, NET - (0.1)% (31,701)
NET ASSETS - 100.0% $35,445,728
ADR American Depositary Receipt
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $185,929,585 or 0.5% of Total
Investments.

Account Level 1 Level 2 Level 3 Total
Growth
Long-Term Investments
:
Common stocks $34,331,103 $740,303 $— $35,071,406
Investment companies 319,937 — — 319,937
Short-Term Investments
:
Treasury debt — 86,086 — 86,086
Total $34,651,040 $826,389 $— $35,477,429

Equity Index
Portfolio of Investments March 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1.6%
49,971 (a) Adient plc $ 643
60,325 (a) American Axle & Manufacturing Holdings, Inc 245
94,264 (a) Aptiv plc 5,609
93,706 BorgWarner, Inc 2,685
8,573 (a) Cooper-Standard Holdings, Inc 131
60,557 Dana Inc 807
12,642 (a) Dorman Products, Inc 1,524
1,715,212 Ford Motor Co 17,204
23,054 (a) Fox Factory Holding Corp 538
430,674 General Motors Co 20,255
104,978 Gentex Corp 2,446
18,149 (a) Gentherm, Inc 485
61,266 (a) Goodyear Tire & Rubber Co 566
37,841 Harley-Davidson, Inc 955
26,694 (a) Holley, Inc 69
12,667 (b) LCI Industries 1,107
21,196 Lear Corp 1,870
372,353 (a),(b) Lucid Group, Inc 901
8,158 (a),(b) Luminar Technologies, Inc 44
25,388 (a) Modine Manufacturing Co 1,949
15,792 Patrick Industries, Inc 1,335
23,111 Phinia, Inc 981
111,576 (a),(b) QuantumScape Corp 464
386,669 (a),(b) Rivian Automotive, Inc 4,814
29,093 (a),(b) Solid Power, Inc 31
11,405 Standard Motor Products, Inc 284
20,247 (a) Stoneridge, Inc 93
1,207,155 (a) Tesla, Inc 312,846
22,833 Thor Industries, Inc 1,731
12,140 (a) Visteon Corp 942
17,654 Winnebago Industries, Inc 608
9,934 (a) XPEL, Inc 292
TOTAL AUTOMOBILES & COMPONENTS 384,454
BANKS - 3.9%
4,682 1st Source Corp 280
4,331 ACNB Corp 178
7,212 Amalgamated Financial Corp 207
12,491 Amerant Bancorp, Inc 258
38,500 Ameris Bancorp 2,216
4,191 Ames National Corp 73
9,484 Arrow Financial Corp 249
63,489 Associated Banc-Corp 1,430
28,453 Atlantic Union Bankshares Corp 886
20,662 (a) Axos Financial, Inc 1,333
15,448 Banc of California, Inc 219
10,077 Bancfirst Corp 1,107
18,804 (a) Bancorp, Inc 994
3,732 Bank First Corp 376
2,880,714 Bank of America Corp 120,212
12,922 Bank of Hawaii Corp 891
7,728 Bank of Marin Bancorp 171
7,072 Bank of NT Butterfield & Son Ltd 275
40,698 Bank OZK 1,768
27,509 BankUnited, Inc 947
15,735 Banner Corp 1,003
11,016 Bar Harbor Bankshares 325
6,589 BayCom Corp 166
7,362 BCB Bancorp, Inc 73

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
26,834 Berkshire Hills Bancorp, Inc $ 700
13,432 (a) Blue Foundry Bancorp 124
8,083 BOK Financial Corp 842
10,571 (a) Bridgewater Bancshares, Inc 147
38,089 Brookline Bancorp, Inc 415
6,190 Burke & Herbert Financial Services Corp 347
6,436 Business First Bancshares, Inc 157
5,576 Byline Bancorp, Inc 146
85,151 Cadence Bank 2,585
7,078 Camden National Corp 286
4,609 Capital Bancorp, Inc 131
9,158 Capital City Bank Group, Inc 329
33,828 Capitol Federal Financial, Inc 189
14,623 (a) Carter Bankshares, Inc 237
25,721 Cathay General Bancorp 1,107
21,511 Central Pacific Financial Corp 582
3,292 ChoiceOne Financial Services, Inc 95
831,885 Citigroup, Inc 59,056
9,568 Citizens & Northern Corp 192
206,881 Citizens Financial Group, Inc 8,476
2,179 (b) Citizens Financial Services, Inc 126
4,775 City Holding Co 561
7,262 Civista Bancshares, Inc 142
9,772 CNB Financial Corp 217
5,328 (a) Coastal Financial Corp 482
8,393 Colony Bankcorp, Inc 136
97,984 Columbia Banking System, Inc 2,444
17,061 (a) Columbia Financial, Inc 256
69,667 Comerica, Inc 4,115
49,334 Commerce Bancshares, Inc 3,070
29,222 Community Bank System, Inc 1,662
16,516 Community Trust Bancorp, Inc 832
7,965 Community West Bancshares 147
21,722 ConnectOne Bancorp, Inc 528
24,821 Cullen/Frost Bankers, Inc 3,108
2,394 (a) Customers Bancorp, Inc 120
45,531 CVB Financial Corp 840
19,153 Dime Community Bancshares, Inc 534
17,266 Eagle Bancorp, Inc 363
64,760 East West Bancorp, Inc 5,813
106,659 Eastern Bankshares, Inc 1,749
6,481 Enterprise Bancorp, Inc 252
16,077 Enterprise Financial Services Corp 864
7,477 Equity Bancshares, Inc 295
3,546 Esquire Financial Holdings, Inc 267
6,206 Farmers & Merchants Bancorp, Inc 148
18,150 Farmers National Banc Corp 237
13,107 FB Financial Corp 608
2,294 (b) Fidelity D&D Bancorp, Inc 95
295,133 Fifth Third Bancorp 11,569
10,211 Financial Institutions, Inc 255
15,371 First Bancorp 617
75,472 First BanCorp 1,447
6,485 First Bancorp, Inc 160
6,018 First Bancshares, Inc 203
7,950 First Bank 118
28,732 First Busey Corp 621
4,107 First Business Financial Services, Inc 194
4,832 First Citizens Bancshares, Inc (Class A) 8,959
52,091 First Commonwealth Financial Corp 809
12,139 First Community Bancshares, Inc 458
44,172 First Financial Bancorp 1,103

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
70,877 First Financial Bankshares, Inc $ 2,546
505 First Financial Corp 25
19,660 First Foundation, Inc 102
42,377 First Hawaiian, Inc 1,036
230,955 First Horizon National Corp 4,485
3,850 First Internet Bancorp 103
43,798 First Interstate BancSystem, Inc 1,255
29,933 First Merchants Corp 1,210
7,120 First Mid Bancshares, Inc 248
15,462 First of Long Island Corp 191
4,047 (a) First Western Financial, Inc 80
6,452 Five Star Bancorp 179
4,145 Flushing Financial Corp 53
157,037 FNB Corp 2,112
3,291 FS Bancorp, Inc 125
75,484 Fulton Financial Corp 1,365
7,652 (a),(b) FVCBankcorp, Inc 81
5,087 German American Bancorp, Inc 191
47,273 Glacier Bancorp, Inc 2,090
1,871 Great Southern Bancorp, Inc 104
3,479 Greene County Bancorp, Inc 84
1,346 Guaranty Bancshares, Inc 54
47,878 Hancock Whitney Corp 2,511
23,963 Hanmi Financial Corp 543
16,668 HarborOne Bancorp, Inc 173
6,442 HBT Financial, Inc 144
25,661 Heritage Commerce Corp 244
22,188 Heritage Financial Corp 540
8,928 Hilltop Holdings, Inc 272
997 Hingham Institution For Savings The 237
4,264 Home Bancorp, Inc 191
81,882 Home Bancshares, Inc 2,315
15,022 (a) HomeStreet, Inc 176
13,541 HomeTrust Bancshares, Inc 464
59,403 Hope Bancorp, Inc 622
2,709 Horizon Bancorp, Inc 41
626,501 Huntington Bancshares, Inc 9,404
17,558 Independent Bank Corp 541
9,002 Independent Bank Corp 564
25,194 International Bancshares Corp 1,589
5,837 John Marshall Bancorp, Inc 96
1,218,488 JPMorgan Chase & Co 298,895
8,268 Kearny Financial Corp 52
434,062 Keycorp 6,941
13,317 Lakeland Financial Corp 792
14,926 Live Oak Bancshares, Inc 398
72,782 M&T Bank Corp 13,010
1,529 Mercantile Bank Corp 66
10,190 Metrocity Bankshares, Inc 281
4,420 (a) Metropolitan Bank Holding Corp 247
7,348 Mid Penn Bancorp, Inc 190
3,829 Middlefield Banc Corp 107
10,800 Midland States Bancorp, Inc 185
7,821 MidWestOne Financial Group, Inc 232
5,369 MVB Financial Corp 93
1,023 National Bank Holdings Corp 39
18,373 (a) NB Bancorp, Inc 332
21,431 NBT Bancorp, Inc 919
118,693 (b) New York Community Bancorp, Inc 1,379
6,480 Nicolet Bankshares, Inc 706
3,442 Northeast Bank 315
5,507 Northeast Community Bancorp, Inc 129

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
5,388 Northfield Bancorp, Inc $ 59
2,656 Northrim BanCorp, Inc 194
208 Northwest Bancshares, Inc 2
3,544 Norwood Financial Corp 86
1,362,629 (a) NU Holdings Ltd 13,953
12,012 OceanFirst Financial Corp 204
16,409 OFG Bancorp 657
140,017 Old National Bancorp 2,967
21,667 Old Second Bancorp, Inc 361
4,836 Orange County Bancorp, Inc 113
11,057 Origin Bancorp, Inc 383
5,318 Orrstown Financial Services, Inc 160
51,153 Pacific Premier Bancorp, Inc 1,091
7,855 Park National Corp 1,189
5,178 Parke Bancorp, Inc 98
9,359 Pathward Financial, Inc 683
5,966 PCB Bancorp 112
267 Peapack Gladstone Financial Corp 8
4,697 Peoples Bancorp, Inc 139
5,712 Peoples Financial Services Corp 254
34,183 Pinnacle Financial Partners, Inc 3,625
2,662 Plumas Bancorp 115
171,676 PNC Financial Services Group, Inc 30,175
11,515 (a) Ponce Financial Group, Inc 146
24,380 Popular, Inc 2,252
2,087 Preferred Bank 175
8,140 Primis Financial Corp 80
31,352 Prosperity Bancshares, Inc 2,238
17,387 Provident Financial Services, Inc 299
8,729 QCR Holdings, Inc 623
9,265 RBB Bancorp 153
2,235 Red River Bancshares, Inc 115
413,171 Regions Financial Corp 8,978
30,881 Renasant Corp 1,048
6,104 Republic Bancorp, Inc (Class A) 390
13,081 (b) S&T Bancorp, Inc 485
22,606 Sandy Spring Bancorp, Inc 632
34,531 Seacoast Banking Corp of Florida 888
24,631 ServisFirst Bancshares, Inc 2,035
9,123 Shore Bancshares, Inc 124
8,919 Sierra Bancorp 249
21,544 Simmons First National Corp (Class A) 442
5,382 SmartFinancial, Inc 167
5,202 South Plains Financial, Inc 172
4,079 (a) Southern First Bancshares, Inc 134
4,139 Southern Missouri Bancorp, Inc 215
3,924 Southern States Bancshares, Inc 140
10,544 Southside Bancshares, Inc 305
42,464 SouthState Corp 3,941
23,920 Stellar Bancorp, Inc 662
11,262 Stock Yards Bancorp, Inc 778
74,250 Synovus Financial Corp 3,470
18,192 (a) Texas Capital Bancshares, Inc 1,359
34,383 TFS Financial Corp 426
6,549 (a) Third Coast Bancshares, Inc 219
3,562 Timberland Bancorp, Inc 107
7,201 Tompkins Trustco, Inc 454
34,516 Towne Bank 1,180
19,212 Trico Bancshares 768
10,668 (a) Triumph Financial, Inc 617
597,460 Truist Financial Corp 24,585
2,656 TrustCo Bank Corp NY 81

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
34,442 Trustmark Corp $ 1,188
31,274 UMB Financial Corp 3,162
47,951 United Bankshares, Inc 1,662
48,352 United Community Banks, Inc 1,360
3,873 Unity Bancorp, Inc 158
5,426 Univest Financial Corp 154
682,340 US Bancorp 28,808
154,740 Valley National Bancorp 1,376
22,054 Veritex Holdings, Inc 551
25,531 Washington Federal, Inc 730
3,676 Washington Trust Bancorp, Inc 113
85,391 Webster Financial Corp 4,402
1,432,810 Wells Fargo & Co 102,861
37,247 WesBanco, Inc 1,153
11,970 West Bancorporation, Inc 239
13,352 Westamerica Bancorporation 676
44,492 Western Alliance Bancorp 3,418
33,758 Wintrust Financial Corp 3,796
37,346 WSFS Financial Corp 1,937
67,952 Zions Bancorporation 3,388
TOTAL BANKS 910,890
CAPITAL GOODS - 6.5%
29,422 (a),(b) 374Water, Inc 10
66,252 (a),(b) 3D Systems Corp 140
235,205 3M Co 34,542
49,028 A.O. Smith Corp 3,204
32,247 Aaon, Inc 2,519
11,925 (a) AAR Corp 668
13,778 Acuity Brands, Inc 3,628
31,531 Advanced Drainage Systems, Inc 3,426
58,431 Aecom Technology Corp 5,418
12,268 (a) Aerovironment, Inc 1,462
8,143 (a) AerSale Corp 61
22,585 (b) AGCO Corp 2,091
38,659 Air Lease Corp 1,868
5,157 Alamo Group, Inc 919
16,794 Albany International Corp (Class A) 1,159
37,089 Allegion plc 4,839
6,739 Allied Motion Technologies, Inc 148
32,863 Allison Transmission Holdings, Inc 3,144
10,745 (b) Alta Equipment Group, Inc 50
13,776 (a) Ameresco, Inc 166
16,039 (a) American Superconductor Corp 291
7,436 (a) American Woodmark Corp 437
97,849 Ametek, Inc 16,844
98,441 (a) API Group Corp 3,520
4,551 Apogee Enterprises, Inc 211
17,287 Applied Industrial Technologies, Inc 3,895
63,826 (a) Archer Aviation, Inc 454
19,246 Arcosa, Inc 1,484
5,472 Argan, Inc 718
15,214 Armstrong World Industries, Inc 2,143
69,116 (a),(b) Array Technologies, Inc 337
15,250 Astec Industries, Inc 525
15,755 (a) Astronics Corp 381
16,113 Atkore, Inc 967
30,671 Atmus Filtration Technologies, Inc 1,127
31,477 (a) Axon Enterprise, Inc 16,555
60,195 (a) AZEK Co, Inc 2,943
13,571 AZZ, Inc 1,135
30,037 (a) Beacon Roofing Supply, Inc 3,716
19,926 (a),(b) Blink Charging Co 18

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
75,992 (a),(b) Bloom Energy Corp $ 1,494
16,572 (a) Blue Bird Corp 536
4,896 (a) BlueLinx Holdings, Inc 367
325,672 (a) Boeing Co 55,543
16,526 Boise Cascade Co 1,621
4,978 (a) Bowman Consulting Group Ltd 109
13,313 (b) Brookfield Business Corp 354
50,800 (a) Builders FirstSource, Inc 6,347
40,627 BWX Technologies, Inc 4,008
8,469 Cadre Holdings, Inc 251
19,002 Carlisle Cos, Inc 6,470
365,274 Carrier Global Corp 23,158
210,135 Caterpillar, Inc 69,303
6,740 (a),(b) Centuri Holdings, Inc 110
120,169 (a),(b) ChargePoint Holdings, Inc 73
15,993 (a) Chart Industries, Inc 2,309
368,329 CNH Industrial NV 4,523
14,727 Columbus McKinnon Corp 249
15,631 Comfort Systems USA, Inc 5,038
15,927 (a) Commercial Vehicle Group, Inc 18
13,197 Concrete Pumping Holdings, Inc 72
11,212 (a) Construction Partners, Inc 806
83,036 (a) Core & Main, Inc 4,011
21,581 Crane Co 3,306
7,468 CSW Industrials, Inc 2,177
60,427 Cummins, Inc 18,940
16,504 Curtiss-Wright Corp 5,236
30,728 (a),(b) Custom Truck One Source, Inc 130
108,499 Deere & Co 50,924
27,073 (a) DNOW, Inc 462
42,713 Donaldson Co, Inc 2,864
16,771 Douglas Dynamics, Inc 390
58,710 Dover Corp 10,314
8,048 (a) Ducommun, Inc 467
2,002 (a) DXP Enterprises, Inc 165
11,046 (a) Dycom Industries, Inc 1,683
169,987 Eaton Corp plc 46,208
19,498 EMCOR Group, Inc 7,207
249,672 Emerson Electric Co 27,374
24,905 (a) Energy Recovery, Inc 396
12,892 (a),(b) Energy Vault Holdings, Inc 9
32,971 Enerpac Tool Group Corp 1,479
11,014 EnerSys 1,009
55,762 (a),(b) Enovix Corp 409
11,263 EnPro Industries, Inc 1,822
21,920 Esab Corp 2,554
13,003 ESCO Technologies, Inc 2,069
9,017 (a),(b) Eve Holding, Inc 30
24,111 (a) Everus Construction Group, Inc 894
246,978 Fastenal Co 19,153
32,884 Federal Signal Corp 2,419
88,225 Ferguson Enterprises, Inc 14,136
55,538 Flowserve Corp 2,712
18,242 (a),(b) Fluence Energy, Inc 88
64,419 (a) Fluor Corp 2,307
145,446 Fortive Corp 10,644
58,578 Fortune Brands Innovations, Inc 3,566
20,104 Franklin Electric Co, Inc 1,887
54,773 (a),(b) Freyr Battery, Inc 69
42,613 FTAI Aviation Ltd 4,731
5,875 (a),(b) FuelCell Energy, Inc 27
79,515 (a) Gates Industrial Corp plc 1,464

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
14,376 GATX Corp $ 2,232
118,819 GE Vernova, Inc 36,273
4,819 (a) Gencor Industries, Inc 59
26,482 (a) Generac Holdings, Inc 3,354
119,800 General Dynamics Corp 32,655
465,985 General Electric Co 93,267
4,975 (a) Gibraltar Industries, Inc 292
9,938 Global Industrial Co 223
14,160 (a) GMS, Inc 1,036
12,385 Gorman-Rupp Co 435
69,822 Graco, Inc 5,831
95,580 (a),(b) GrafTech International Ltd 84
4,871 (a) Graham Corp 140
20,341 Granite Construction, Inc 1,534
44,924 (a) Great Lakes Dredge & Dock Corp 391
14,394 Greenbrier Cos, Inc 737
20,793 Griffon Corp 1,487
9,984 H&E Equipment Services, Inc 946
63,817 (a) Hayward Holdings, Inc 888
21,280 HEICO Corp 5,686
35,228 HEICO Corp (Class A) 7,432
16,194 Helios Technologies, Inc 520
13,619 Herc Holdings, Inc 1,829
41,915 Hexcel Corp 2,295
8,498 Hillenbrand, Inc 205
69,001 (a) Hillman Solutions Corp 607
281,401 Honeywell International, Inc 59,587
177,063 Howmet Aerospace, Inc 22,970
23,697 Hubbell, Inc 7,842
22,109 (a) Hudson Technologies, Inc 136
16,667 Huntington Ingalls Industries, Inc 3,401
63,978 (a),(b) Hyliion Holdings Corp 90
7,224 Hyster-Yale Materials Handling, Inc 300
33,873 IDEX Corp 6,130
5,334 (a) IES Holdings, Inc 881
127,235 Illinois Tool Works, Inc 31,556
175,510 Ingersoll Rand, Inc 14,046
3,056 Insteel Industries, Inc 80
34,861 ITT, Inc 4,503
41,873 (a) Janus International Group, Inc 301
45,832 (a) JELD-WEN Holding, Inc 274
21,001 John Bean Technologies Corp 2,566
280,631 Johnson Controls International plc 22,481
5,348 Kadant, Inc 1,802
3,197 Karat Packaging, Inc 85
45,625 Kennametal, Inc 972
66,946 (a) Kratos Defense & Security Solutions, Inc 1,988
82,017 L3Harris Technologies, Inc 17,167
9,846 (a) Lawson Products, Inc 276
4,363 (a) LB Foster Co (Class A) 86
14,010 Lennox International, Inc 7,857
24,937 Leonardo DRS, Inc 820
4,566 (a) Limbach Holdings, Inc 340
24,470 Lincoln Electric Holdings, Inc 4,629
5,950 Lindsay Corp 753
4,837 (a),(b) Loar Holdings, Inc 342
93,335 Lockheed Martin Corp 41,694
12,965 LSI Industries, Inc 220
17,575 Luxfer Holdings plc 208
22,630 (a) Manitowoc Co, Inc 194
97,560 Masco Corp 6,784
26,888 (a) Mastec, Inc 3,138

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
67,350 (a) Masterbrand, Inc $ 880
12,603 (a) Matrix Service Co 157
5,952 (a) Mayville Engineering Co Inc 80
8,494 McGrath RentCorp 946
13,488 (a),(b) Mercury Computer Systems, Inc 581
24,886 (a) Middleby Corp 3,782
7,280 Miller Industries, Inc 308
14,585 Moog, Inc (Class A) 2,528
43,932 (a) MRC Global, Inc 504
19,273 MSC Industrial Direct Co (Class A) 1,497
46,713 Mueller Industries, Inc 3,557
85,916 Mueller Water Products, Inc (Class A) 2,184
6,055 (a) MYR Group, Inc 685
10,650 (a),(b) NANO Nuclear Energy, Inc 282
3,534 National Presto Industries, Inc 311
10,242 (a),(b) Net Power, Inc 27
60,488 (a) NEXTracker, Inc 2,549
25,712 Nordson Corp 5,187
59,545 Northrop Grumman Corp 30,488
6,891 (a) Northwest Pipe Co 285
16,026 (a),(b) NuScale Power Corp 227
74,858 nVent Electric plc 3,924
2,354 Omega Flex, Inc 82
14,387 (a) Orion Marine Group, Inc 75
27,603 Oshkosh Corp 2,597
170,021 Otis Worldwide Corp 17,546
35,287 Owens Corning, Inc 5,040
227,337 PACCAR, Inc 22,136
14,228 Park Aerospace Corp 191
55,485 Parker-Hannifin Corp 33,727
3,997 Park-Ohio Holdings Corp 86
73,725 Pentair plc 6,449
274,975 (a),(b) Plug Power, Inc 371
2,948 Powell Industries, Inc 502
1,801 Preformed Line Products Co 252
28,783 Primoris Services Corp 1,652
15,505 (a) Proto Labs, Inc 543
16,969 Quanex Building Products Corp 315
63,349 Quanta Services, Inc 16,102
11,404 (a) RBC Bearings, Inc 3,669
32,418 Regal-Beloit Corp 3,691
53,326 (a) Resideo Technologies, Inc 944
8,757 REV Group, Inc 277
155,613 (a),(b) Rocket Lab USA, Inc 2,782
48,913 Rockwell Automation, Inc 12,638
580,485 RTX Corp 76,891
10,342 Rush Enterprises, Inc 585
22,836 Rush Enterprises, Inc (Class A) 1,220
60,321 Sensata Technologies Holding plc 1,464
63,890 (a),(b) SES AI Corp 33
81,772 (a) Shoals Technologies Group, Inc 271
18,886 Shyft Group, Inc 153
19,894 Simpson Manufacturing Co, Inc 3,125
19,077 (a) SiteOne Landscape Supply, Inc 2,317
23,368 Snap-On, Inc 7,875
37,454 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,291
23,935 (a) SPX Technologies, Inc 3,082
31,257 (a) Standardaero, Inc 833
4,143 Standex International Corp 669
70,587 Stanley Black & Decker, Inc 5,427
13,737 (a) Sterling Construction Co, Inc 1,555
110,732 (a) Sunrun, Inc 649

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
10,462 Tecnoglass, Inc $ 749
10,075 Tennant Co 803
17,702 Terex Corp 669
78,232 Textron, Inc 5,652
24,419 (a) Thermon Group Holdings, Inc 680
26,899 Timken Co 1,933
27,553 (a) Titan International, Inc 231
11,613 (a) Titan Machinery, Inc 198
42,943 Toro Co 3,124
98,328 Trane Technologies plc 33,129
3,856 (a) Transcat, Inc 287
23,687 TransDigm Group, Inc 32,766
40,185 (a) Trex Co, Inc 2,335
37,946 Trinity Industries, Inc 1,065
32,779 (a) Triumph Group, Inc 831
27,269 (a) Tutor Perini Corp 632
26,618 UFP Industries, Inc 2,849
29,116 United Rentals, Inc 18,247
7,860 (a) V2X, Inc 386
7,929 Valmont Industries, Inc 2,263
155,799 Vertiv Holdings Co 11,249
12,845 (a) Vicor Corp 601
4,297 (a),(b) Virgin Galactic Holdings, Inc 13
18,494 W.W. Grainger, Inc 18,269
23,411 Wabash National Corp 259
15,072 Watsco, Inc 7,661
12,667 Watts Water Technologies, Inc (Class A) 2,583
22,053 WESCO International, Inc 3,425
72,737 Westinghouse Air Brake Technologies Corp 13,191
1,487 Willis Lease Finance Corp 235
89,818 WillScot Mobile Mini Holdings Corp 2,497
26,237 Woodward Inc 4,788
10,006 Worthington Enterprises, Inc 501
17,318 (a),(b) Xometry, Inc 432
107,282 Xylem, Inc 12,816
65,462 Zurn Elkay Water Solutions Corp 2,159
TOTAL CAPITAL GOODS 1,522,175
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
27,128 ABM Industries, Inc 1,285
5,587 ACCO Brands Corp 23
57,811 (a) ACV Auctions, Inc 815
174,070 Alight, Inc 1,032
54,252 (a),(b) Amentum Holdings, Inc 987
9,467 (a) Asure Software, Inc 90
177,863 Automatic Data Processing, Inc 54,343
2,977 Barrett Business Services, Inc 123
7,610 (a),(b) BlackSky Technology, Inc 59
57,497 Booz Allen Hamilton Holding Corp 6,013
16,522 (a) BrightView Holdings, Inc 212
18,487 Brink's Co 1,593
50,461 Broadridge Financial Solutions, Inc 12,235
9,248 (a) CACI International, Inc (Class A) 3,393
26,846 (a) Casella Waste Systems, Inc (Class A) 2,994
18,053 (a) CBIZ, Inc 1,370
14,787 (a) CECO Environmental Corp 337
61,292 (a) Ceridian HCM Holding, Inc 3,575
8,021 (a) Cimpress plc 363
147,829 Cintas Corp 30,383
226,376 (a),(b) Clarivate plc 890
23,755 (a) Clean Harbors, Inc 4,682
5,021 Concentrix Corp 279
91,431 (a) Conduent, Inc 247

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
368,283 (a) Copart, Inc $ 20,841
49,610 (a) CoreCivic, Inc 1,007
3,881 CRA International, Inc 672
17,763 CSG Systems International, Inc 1,074
22,984 Deluxe Corp 363
20,676 (a) Driven Brands Holdings, Inc 354
129,661 Dun & Bradstreet Holdings, Inc 1,159
1,045 Ennis, Inc 21
54,126 Equifax, Inc 13,183
68,388 (a) ExlService Holdings, Inc 3,229
19,917 Exponent, Inc 1,615
23,752 (a) First Advantage Corp 335
7,582 (a) Forrester Research, Inc 70
7,620 (a) Franklin Covey Co 210
16,142 (a) FTI Consulting, Inc 2,649
67,073 Genpact Ltd 3,379
42,598 (a) GEO Group, Inc 1,244
42,732 (a) Harsco Corp 284
40,910 (a) Healthcare Services Group 412
14,300 Heidrick & Struggles International, Inc 612
37,280 Herman Miller, Inc 714
27,032 HNI Corp 1,199
9,371 (a) Huron Consulting Group, Inc 1,344
6,267 ICF International, Inc 533
12,531 (a) Innodata, Inc 450
19,828 Insperity, Inc 1,769
44,581 Interface, Inc 885
54,252 Jacobs Solutions, Inc 6,559
55,084 KBR, Inc 2,744
20,372 Kelly Services, Inc (Class A) 268
11,207 Kforce, Inc 548
29,134 Korn/Ferry International 1,976
52,870 (a),(b) LanzaTech Global, Inc 13
13,624 (a) Legalzoom.com, Inc 117
58,084 Leidos Holdings, Inc 7,838
19,090 (a) Liquidity Services, Inc 592
25,524 Manpower, Inc 1,477
16,885 Matthews International Corp (Class A) 376
23,344 MAXIMUS, Inc 1,592
12,017 (a) Montrose Environmental Group, Inc 171
15,466 MSA Safety, Inc 2,269
4,961 NL Industries, Inc 39
20,844 (a) NV5 Global, Inc 402
67,918 (a) OPENLANE, Inc 1,309
20,471 (a) Parsons Corp 1,212
139,076 Paychex, Inc 21,457
20,702 Paycom Software, Inc 4,523
36,294 (a) Paycor HCM, Inc 814
20,584 (a) Paylocity Holding Corp 3,856
24,980 Pitney Bowes, Inc 226
79,689 (a) Planet Labs PBC 269
74,897 RB Global, Inc 7,512
87,334 Republic Services, Inc 21,149
20,546 Resources Connection, Inc 134
52,374 Robert Half International, Inc 2,857
115,377 Rollins, Inc 6,234
23,991 Science Applications International Corp 2,693
10,651 (a),(b) Spire Global, Inc 86
90,007 SS&C Technologies Holdings, Inc 7,518
2,425 Steelcase, Inc (Class A) 27
125,535 Tetra Tech, Inc 3,672
84,938 TransUnion 7,049

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
15,001 TriNet Group, Inc $ 1,189
19,072 (a) TrueBlue, Inc 101
10,054 (b) TTEC Holdings, Inc 33
8,983 Unifirst Corp 1,563
63,645 (a) Upwork, Inc 831
109,137 Veralto Corp 10,635
63,030 Verisk Analytics, Inc 18,759
63,620 (a) Verra Mobility Corp 1,432
54,222 Vestis Corp 537
15,178 (a) Viad Corp 537
5,586 VSE Corp 670
174,267 Waste Management, Inc 40,345
5,398 (a) Willdan Group, Inc 220
21,544 (a) WNS Holdings Ltd 1,325
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 384,685
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
18,290 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 108
23,424 (a) Abercrombie & Fitch Co (Class A) 1,789
23,408 Academy Sports & Outdoors, Inc 1,068
28,577 Advance Auto Parts, Inc 1,120
9,522 A-Mark Precious Metals, Inc 242
4,073,345 (a) Amazon.com, Inc 774,995
85,497 American Eagle Outfitters, Inc 993
3,312 (a) America's Car-Mart, Inc 150
23,822 (a),(b) Arhaus, Inc 207
65,041 Arko Corp 257
7,272 (a) Asbury Automotive Group, Inc 1,606
8,250 (a) Autonation, Inc 1,336
7,330 (a) Autozone, Inc 27,948
62,461 (a),(b) BARK, Inc 87
101,629 Bath & Body Works, Inc 3,081
92,887 Best Buy Co, Inc 6,837
15,681 (a) Boot Barn Holdings, Inc 1,685
14,004 Buckle, Inc 537
7,271 Build-A-Bear Workshop, Inc 270
27,015 (a) Burlington Stores, Inc 6,438
20,111 Caleres, Inc 346
22,123 Camping World Holdings, Inc 357
69,298 (a) Carmax, Inc 5,400
47,579 (a) Carvana Co 9,948
3,852 (a) Citi Trends, Inc 85
513,821 (a) Coupang, Inc 11,268
32,814 (b) Designer Brands, Inc 120
30,615 (a),(b) Destination XL Group, Inc 45
25,367 Dick's Sporting Goods, Inc 5,113
1,003 (b) Dillard's, Inc (Class A) 359
211,923 eBay, Inc 14,354
47,137 (a) Etsy, Inc 2,224
34,837 (a),(b) EVgo, Inc 93
27,604 (a) Five Below, Inc 2,068
49,914 (a) Floor & Decor Holdings, Inc 4,017
33,391 (a) Foot Locker, Inc 471
173,081 (a),(b) GameStop Corp (Class A) 3,863
81,317 Gap, Inc 1,676
7,998 (a) Genesco, Inc 170
64,617 Genuine Parts Co 7,698
10,931 (a),(b) GigaCloud Technology, Inc 155
4,452 Group 1 Automotive, Inc 1,700
10,720 (a),(b) Groupon, Inc 201
29,518 (a),(b) GrowGeneration Corp 32
9,098 Haverty Furniture Cos, Inc 179
430,906 Home Depot, Inc 157,923

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
26,748 (b) Kohl's Corp $ 219
9,431 (a) Lands' End, Inc 96
59,869 (a),(b) Leslie's, Inc 44
11,443 Lithia Motors, Inc (Class A) 3,359
113,390 LKQ Corp 4,824
246,121 Lowe's Cos, Inc 57,403
109,170 Macy's, Inc 1,371
11,739 (a) MarineMax, Inc 252
18,107 Monro Muffler, Inc 262
7,522 Murphy USA, Inc 3,534
47,869 (a) National Vision Holdings, Inc 612
25,494 Nordstrom, Inc 623
18,624 (a) ODP Corp 267
27,556 (a) Ollie's Bargain Outlet Holdings, Inc 3,206
5,690 (a),(b) OneWater Marine, Inc 92
24,762 (a) O'Reilly Automotive, Inc 35,474
24,586 (a) Overstock.com, Inc 143
6,625 Penske Auto Group, Inc 954
40,988 (a) Petco Health & Wellness Co, Inc 125
16,340 Pool Corp 5,202
46,411 (a),(b) RealReal, Inc 250
19,596 (a) Revolve Group, Inc 421
7,732 (a) RH 1,812
136,515 Ross Stores, Inc 17,445
7,776 (a) Sally Beauty Holdings, Inc 70
13,763 (a),(b) Savers Value Village, Inc 95
4,712 Shoe Carnival, Inc 104
7,994 Signet Jewelers Ltd 464
13,058 (a),(b) Sleep Number Corp 83
62 Sonic Automotive, Inc (Class A) 4
32,244 (a) Stitch Fix, Inc 105
30,109 (a) ThredUp, Inc 73
6,790 (a),(b) Tilly's, Inc 15
487,304 TJX Cos, Inc 59,354
239,205 Tractor Supply Co 13,180
20,984 (a) Ulta Beauty, Inc 7,691
1,077 Upbound Group, Inc 26
31,536 (a) Urban Outfitters, Inc 1,652
50,913 (a) Valvoline, Inc 1,772
37,799 (a) Victoria's Secret & Co 702
42,783 (a) Warby Parker, Inc 780
41,399 (a) Wayfair, Inc 1,326
55,573 Williams-Sonoma, Inc 8,786
1,945 Winmark Corp 618
11,661 (a) Zumiez, Inc 174
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,295,683
CONSUMER DURABLES & APPAREL - 0.9%
15,286 (b) Acushnet Holdings Corp 1,050
13,448 (a) Amer Sports, Inc 359
35,953 (a),(b) AMMO, Inc 50
1,361 (a) Beazer Homes USA, Inc 28
14,995 (a) BK LC Lux Finco 2 Sarl 688
35,190 Brunswick Corp 1,895
63,158 (a) Callaway Golf Co 416
42,913 (a) Capri Holdings Ltd 847
8,244 Carter's, Inc 337
3,478 (a) Cavco Industries, Inc 1,807
3,538 Century Communities, Inc 237
14,289 Clarus Corp 54
14,763 (b) Columbia Sportswear Co 1,117
23,677 Cricut, Inc 122
24,729 (a) Crocs, Inc 2,626

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
62,600 (a) Deckers Outdoor Corp $ 6,999
122,723 DR Horton, Inc 15,602
10,739 (a),(b) Dream Finders Homes, Inc 242
18,783 Ethan Allen Interiors, Inc 520
65,385 (a),(b) Figs, Inc 300
10,965 (a) Funko, Inc 75
65,536 (a) Garmin Ltd 14,230
387 (a) G-III Apparel Group Ltd 11
74,136 (a) GoPro, Inc 49
7,038 (a) Green Brick Partners, Inc 410
156,073 (a) Hanesbrands, Inc 901
65,299 Hasbro, Inc 4,015
13,347 (a) Helen of Troy Ltd 714
5,483 (b) Hooker Furniture Corp 55
2,792 (a) Hovnanian Enterprises, Inc 292
11,276 (b) Installed Building Products, Inc 1,933
15,263 (a) iRobot Corp 41
3,583 Johnson Outdoors, Inc 89
23,728 KB Home 1,379
19,075 Kontoor Brands, Inc 1,223
12,660 (a) Latham Group, Inc 81
25,091 La-Z-Boy, Inc 981
4,968 (a),(b) Legacy Housing Corp 125
73,033 Leggett & Platt, Inc 578
100,317 Lennar Corp (Class A) 11,514
2,471 (b) Lennar Corp (Class B) 270
5,755 (a) LGI Homes, Inc 383
5,568 (a),(b) Lovesac Co 101
50,091 (a) Lululemon Athletica, Inc 14,179
6,980 (a) M/I Homes, Inc 797
13,092 (a) Malibu Boats, Inc 402
8,407 (b) Marine Products Corp 71
13,690 (a) MasterCraft Boat Holdings, Inc 236
127,809 (a) Mattel, Inc 2,483
35,264 Meritage Homes Corp 2,500
23,017 (a) Mohawk Industries, Inc 2,628
11,320 Movado Group, Inc 189
125,637 Newell Rubbermaid, Inc 779
523,366 Nike, Inc (Class B) 33,223
1,259 (a) NVR, Inc 9,121
8,770 Oxford Industries, Inc 515
145,284 (a) Peloton Interactive, Inc 918
24,590 Polaris Industries, Inc 1,007
93,842 Pulte Homes, Inc 9,647
27,406 (a) Purple Innovation, Inc 21
19,889 PVH Corp 1,286
16,392 Ralph Lauren Corp 3,618
3,738 Rocky Brands, Inc 65
31,093 (a) SharkNinja Global SPV Ltd 2,593
61,539 (a) Skechers U.S.A., Inc (Class A) 3,494
20,953 (a) Skyline Champion Corp 1,986
29,016 Smith & Wesson Brands, Inc 270
67,337 (a) Sonos, Inc 718
44,766 Steven Madden Ltd 1,193
3,716 Sturm Ruger & Co, Inc 146
6,084 Superior Uniform Group, Inc 67
96,190 Tapestry, Inc 6,773
44,029 (a) Taylor Morrison Home Corp 2,643
74,396 (b) Tempur Sealy International, Inc 4,455
46,691 Toll Brothers, Inc 4,930
13,296 (a) TopBuild Corp 4,055
12,158 (a) Traeger, Inc 20

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
30,903 (a) Tri Pointe Homes, Inc $ 986
84,878 (a) Under Armour, Inc (Class A) 530
110,542 (a) Under Armour, Inc (Class C) 658
164,277 (b) VF Corp 2,550
19,639 Whirlpool Corp 1,770
48,726 Wolverine World Wide, Inc 678
25,756 (a) YETI Holdings, Inc 853
TOTAL CONSUMER DURABLES & APPAREL 199,799
CONSUMER SERVICES - 2.3%
25,118 (a) Accel Entertainment, Inc 249
86,801 ADT, Inc 707
11,253 (a) Adtalem Global Education, Inc 1,133
182,524 (a) Airbnb, Inc 21,804
7,436 (a) American Public Education, Inc 166
108,444 Aramark 3,744
769 (a),(b) Biglari Holdings, Inc (B Shares) 167
15,173 (a) BJ's Restaurants, Inc 520
44,145 Bloomin' Brands, Inc 317
14,304 Booking Holdings, Inc 65,897
21,203 Boyd Gaming Corp 1,396
22,367 (a) Bright Horizons Family Solutions, Inc 2,842
17,351 (a) Brinker International, Inc 2,586
97,639 (a) Caesars Entertainment, Inc 2,441
448,352 (a) Carnival Corp 8,756
11,838 Carriage Services, Inc 459
35,423 (a) Cava Group, Inc 3,061
23,639 (b) Cheesecake Factory 1,150
54,286 (a) Chegg, Inc 35
596,974 (a) Chipotle Mexican Grill, Inc (Class A) 29,974
13,984 (b) Choice Hotels International, Inc 1,857
32,858 Churchill Downs, Inc 3,650
57,806 (a) Coursera, Inc 385
12,944 (b) Cracker Barrel Old Country Store, Inc 502
53,537 Darden Restaurants, Inc 11,123
23,587 (a),(b) Dave & Buster's Entertainment, Inc 414
41,277 (a) Denny's Corp 151
28,592 (a) Despegar.com Corp 537
7,772 (b) Dine Brands Global Inc. 181
15,719 Domino's Pizza, Inc 7,222
153,167 (a) DoorDash, Inc 27,994
196,196 (a) DraftKings, Inc 6,516
17,216 (a) Duolingo, Inc 5,346
43,029 (a) Dutch Bros, Inc 2,657
14,501 (a) El Pollo Loco Holdings, Inc 149
10,835 (a),(b) European Wax Center, Inc 43
45,885 (a) Everi Holdings, Inc 627
53,159 Expedia Group, Inc 8,936
7,524 (a) First Watch Restaurant Group, Inc 125
30,474 (a) Frontdoor, Inc 1,171
16,841 (a),(b) Full House Resorts, Inc 70
16,169 (a),(b) Global Business Travel Group I 117
7,389 Golden Entertainment, Inc 195
1,473 Graham Holdings Co 1,415
12,080 (a) Grand Canyon Education, Inc 2,090
58,627 H&R Block, Inc 3,219
34,161 (a) Hilton Grand Vacations, Inc 1,278
104,230 Hilton Worldwide Holdings, Inc 23,718
19,921 Hyatt Hotels Corp 2,440
11,356 (a),(b) Inspired Entertainment, Inc 97
11,469 International Game Technology plc 186
2,856 Jack in the Box, Inc 78
44,656 (b) Krispy Kreme, Inc 220

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
2,885 (a),(b) Kura Sushi USA, Inc $ 148
150,240 Las Vegas Sands Corp 5,804
62,559 (a) Laureate Education, Inc 1,279
20,784 (a) Life Time Group Holdings, Inc 628
38,357 (a) Light & Wonder, Inc 3,322
12,366 (a) Lincoln Educational Services Corp 196
10,890 (a) Lindblad Expeditions Holdings, Inc 101
98,814 Marriott International, Inc (Class A) 23,538
13,041 Marriott Vacations Worldwide Corp 838
313,014 McDonald's Corp 97,776
92,654 (a),(b) MGM Resorts International 2,746
22,276 (a) Mister Car Wash, Inc 176
7,140 Monarch Casino & Resort, Inc 555
1,387 Nathan's Famous, Inc 134
29,475 (a),(b) Nerdy, Inc 42
204,209 (a) Norwegian Cruise Line Holdings Ltd 3,872
29,338 OneSpaWorld Holdings Ltd 493
18,811 (b) Papa John's International, Inc 773
46,409 (a) Penn National Gaming, Inc 757
46,334 Perdoceo Education Corp 1,167
36,517 (a) Planet Fitness, Inc 3,528
18,591 (a) PlayAGS, Inc 225
12,559 (a),(b) Portillo's, Inc 149
13,091 (a) Potbelly Corp 125
6,547 RCI Hospitality Holdings, Inc 281
26,499 Red Rock Resorts, Inc 1,149
104,523 Royal Caribbean Cruises Ltd 21,473
28,549 (a) Rush Street Interactive, Inc 306
186,641 (a) Sabre Corp 524
22,953 (a),(b) SeaWorld Entertainment, Inc 1,043
61,591 Service Corp International 4,940
20,425 (a) Shake Shack, Inc 1,801
42,724 Six Flags Entertainment Corp 1,524
494,705 Starbucks Corp 48,526
11,328 Strategic Education, Inc 951
15,022 (a) Stride, Inc 1,900
67,428 Super Group SGHC Ltd 434
44,740 (a) Sweetgreen, Inc 1,119
21,327 (a) Target Hospitality Corp 140
27,222 Texas Roadhouse, Inc (Class A) 4,536
29,960 Travel & Leisure Co 1,387
36,983 (a) Udemy, Inc 287
16,593 (a) Universal Technical Institute, Inc 426
17,157 (b) Vail Resorts, Inc 2,745
75,359 Wendy's Co 1,103
13,605 Wingstop, Inc 3,069
37,299 Wyndham Hotels & Resorts, Inc 3,376
45,857 Wynn Resorts Ltd 3,829
8,699 (a),(b) Xponential Fitness, Inc 72
119,853 Yum! Brands, Inc 18,860
TOTAL CONSUMER SERVICES 536,286
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
174,481 Albertsons Cos, Inc 3,837
19,849 Andersons, Inc 852
61,928 (a) BJ's Wholesale Club Holdings, Inc 7,066
16,333 Casey's General Stores, Inc 7,089
14,374 (a) Chefs' Warehouse, Inc 783
192,026 Costco Wholesale Corp 181,614
95,763 Dollar General Corp 8,420
87,548 (a) Dollar Tree, Inc 6,572
47,990 (a) Grocery Outlet Holding Corp 671
21,180 (a) HF Foods Group, Inc 104

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
7,244 Ingles Markets, Inc (Class A) $ 472
280,809 Kroger Co 19,008
62,778 (a) Maplebear, Inc 2,504
6,410 Natural Grocers by Vitamin Cottage, Inc 258
62,451 (a) Performance Food Group Co 4,911
14,866 (b) Pricesmart, Inc 1,306
7,101 (b) SpartanNash Co 144
41,661 (a) Sprouts Farmers Market, Inc 6,359
217,851 Sysco Corp 16,348
203,181 Target Corp 21,204
30,449 (a) United Natural Foods, Inc 834
84,177 (a) US Foods Holding Corp 5,510
4,843 Village Super Market (Class A) 184
250,196 Walgreens Boots Alliance, Inc 2,795
1,885,585 Walmart, Inc 165,535
8,426 (b) Weis Markets, Inc 649
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 465,029
ENERGY - 3.7%
18,289 (a) Amplify Energy Corp 68
132,151 Antero Midstream Corp 2,379
121,438 (a) Antero Resources Corp 4,911
144,173 APA Corp 3,030
66,096 Archrock, Inc 1,734
17,877 (b) Ardmore Shipping Corp 175
11,286 Aris Water Solution, Inc 362
7,867 (b) Atlas Energy Solutions, Inc 140
446,454 Baker Hughes Co 19,622
36,376 Berry Corp 117
88,444 (b) Borr Drilling Ltd 194
4,788 (a) Bristow Group, Inc 151
315,644 Cabot Oil & Gas Corp 9,122
29,784 Cactus, Inc 1,365
30,263 California Resources Corp 1,331
5,171 (a),(b) Centrus Energy Corp 322
89,692 ChampionX Corp 2,673
100,299 Cheniere Energy, Inc 23,209
100,356 Chesapeake Energy Corp 11,172
712,540 Chevron Corp 119,201
22,547 Chord Energy Corp 2,541
36,462 Civitas Resources, Inc 1,272
75,896 (a),(b) Clean Energy Fuels Corp 118
51,225 (a) CNX Resources Corp 1,613
7,387 (b) Comstock Resources, Inc 150
563,212 ConocoPhillips 59,149
23,258 Core Laboratories, Inc 349
19,267 Core Natural Resources, Inc 1,485
23,570 Crescent Energy Co 265
11,149 CVR Energy, Inc 216
27,497 Delek US Holdings, Inc 414
261,415 Devon Energy Corp 9,777
55,111 DHT Holdings, Inc 579
83,922 Diamondback Energy, Inc 13,417
21,773 (b) Diversified Energy Co plc 294
9,586 (a) DMC Global, Inc 81
19,179 Dorian LPG Ltd 428
39,433 DT Midstream, Inc 3,804
70,957 (a),(b) Encore Energy Corp 97
56,201 (a),(b) Energy Fuels, Inc 210
243,810 EOG Resources, Inc 31,266
256,396 EQT Corp 13,699
15,511 (b) Evolution Petroleum Corp 80
9,511 Excelerate Energy, Inc 273

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
39,745 (a) Expro Group Holdings NV $ 395
1,914,291 Exxon Mobil Corp 227,667
14,619 FLEX LNG Ltd 336
5,005 (a) Forum Energy Technologies, Inc 101
17,819 FutureFuel Corp 69
42,501 Golar LNG Ltd 1,615
15,821 Granite Ridge Resources, Inc 96
26,945 (a) Green Plains, Inc 131
6,101 (a) Gulfport Energy Operating Corp 1,123
11,237 (a) Hallador Energy Co 138
380,723 Halliburton Co 9,659
40,320 (a) Helix Energy Solutions Group, Inc 335
35,444 Helmerich & Payne, Inc 926
125,451 Hess Corp 20,038
55,948 HF Sinclair Corp 1,840
6,589 (b) HighPeak Energy, Inc 83
19,159 (a) Innovex International, Inc 344
16,438 International Seaways, Inc 546
844,055 Kinder Morgan, Inc 24,081
8,490 Kinetik Holdings, Inc 441
9,068 Kodiak Gas Services, Inc 338
234,852 (a) Kosmos Energy Ltd 535
75,041 Liberty Energy, Inc 1,188
85,538 Magnolia Oil & Gas Corp 2,161
140,020 Marathon Petroleum Corp 20,399
48,595 Matador Resources Co 2,483
60,673 Murphy Oil Corp 1,723
4,194 (a) Nabors Industries Ltd 175
5,019 (a) Natural Gas Services Group, Inc 110
24,850 (b) New Fortress Energy, Inc 206
63,344 (a) Newpark Resources, Inc 368
15,430 (a) NextDecade Corp 120
67,065 (b) Noble Corp plc 1,589
66,221 (b) Nordic American Tankers Ltd 163
46,086 (b) Northern Oil and Gas, Inc 1,393
131,775 NOV, Inc 2,006
298,879 Occidental Petroleum Corp 14,753
54,360 (a) Oceaneering International, Inc 1,186
38,178 (a) Oil States International, Inc 197
269,216 ONEOK, Inc 26,712
115,301 Ovintiv, Inc 4,935
23,180 (a) Par Pacific Holdings, Inc 331
159,529 Patterson-UTI Energy, Inc 1,311
46,492 PBF Energy, Inc 888
60,358 Peabody Energy Corp 818
294,528 Permian Resources Corp 4,079
182,339 Phillips 66 22,515
11,921 (a),(b) ProFrac Holding Corp 90
48,018 (a) ProPetro Holding Corp 353
112,319 Range Resources Corp 4,485
51,530 Ranger Energy Services, Inc 731
12,558 (a) Rex American Resources Corp 472
4,815 Riley Exploration Permian, Inc 140
44,313 (a),(b) Ring Energy, Inc 51
42,512 RPC, Inc 234
23,780 (a),(b) Sable Offshore Corp 603
16,291 SandRidge Energy, Inc 186
617,232 Schlumberger Ltd 25,800
18,385 Scorpio Tankers, Inc 691
12,227 (a) SEACOR Marine Holdings, Inc 62
24,929 (a) Seadrill Ltd 623
6,869 Select Water Solutions, Inc 72

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
45,041 SFL Corp Ltd $ 369
33,204 Sitio Royalties Corp 660
53,250 SM Energy Co 1,595
6,855 Solaris Oilfield Infrastructure, Inc 149
55,355 (a) Talos Energy, Inc 538
97,477 Targa Resources Corp 19,541
190,278 TechnipFMC plc 6,030
35,750 Teekay Corp Ltd 235
11,719 Teekay Tankers Ltd 448
66,939 (a) Tetra Technologies, Inc 225
8,172 Texas Pacific Land Corp 10,828
25,843 (a) Tidewater, Inc 1,092
339,662 (a),(b) Transocean Ltd 1,077
137,868 (a) Uranium Energy Corp 659
131,135 (a),(b) Ur-Energy, Inc 88
29,976 (b) Vaalco Energy, Inc 113
11,736 (a),(b) Valaris Ltd 461
142,287 Valero Energy Corp 18,792
42,609 Viper Energy Partners LP 1,924
6,863 (a),(b) Vital Energy, Inc 146
13,021 (b) Vitesse Energy, Inc 320
50,011 (b) W&T Offshore, Inc 78
24,048 Weatherford International plc 1,288
530,013 Williams Cos, Inc 31,674
4,760 World Fuel Services Corp 135
TOTAL ENERGY 878,559
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
46,252 Acadia Realty Trust 969
48,136 Agree Realty Corp 3,716
5,921 Alexander & Baldwin, Inc 102
1,329 Alexander's, Inc 278
76,132 Alexandria Real Estate Equities, Inc 7,043
6,783 Alpine Income Property Trust, Inc 113
5,188 American Assets Trust, Inc 104
67,717 American Healthcare REIT, Inc 2,052
145,461 American Homes 4 Rent 5,500
205,541 American Tower Corp 44,726
97,575 Americold Realty Trust, Inc 2,094
73,193 Apartment Investment and Management Co 644
54,528 Apple Hospitality REIT, Inc 704
31,681 Armada Hoffler Properties, Inc 238
62,062 AvalonBay Communities, Inc 13,320
70,810 Boston Properties, Inc 4,758
35,081 Braemar Hotels & Resorts, Inc 87
92,621 Brandywine Realty Trust 413
132,744 Brixmor Property Group, Inc 3,524
77,650 Broadstone Net Lease, Inc 1,323
6,068 BRT Apartments Corp 103
45,901 Camden Property Trust 5,614
82,417 CareTrust REIT, Inc 2,355
13,650 CBL & Associates Properties, Inc 363
9,060 Centerspace 587
28,285 Chatham Lodging Trust 202
21,833 City Office REIT, Inc 113
10,462 Clipper Realty, Inc 40
9,586 Community Healthcare Trust, Inc 174
35,647 Corporate Office Properties Trust 972
84,914 Cousins Properties, Inc 2,505
189,680 Crown Castle, Inc 19,770
11,994 CTO Realty Growth, Inc 232
93,770 CubeSmart 4,005
51,882 Curbline Properties Corp 1,255

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
114,160 DiamondRock Hospitality Co $ 881
146,968 Digital Realty Trust, Inc 21,059
136,618 Diversified Healthcare Trust 328
91,371 Douglas Emmett, Inc 1,462
46,730 (b) Easterly Government Properties, Inc 495
21,698 EastGroup Properties, Inc 3,822
82,308 Empire State Realty Trust, Inc 644
19,298 EPR Properties 1,015
41,732 Equinix, Inc 34,026
81,720 Equity Lifestyle Properties, Inc 5,451
161,021 Equity Residential 11,526
63,885 Essential Properties Realty Trust, Inc 2,085
29,289 Essex Property Trust, Inc 8,979
93,179 Extra Space Storage, Inc 13,836
19,962 (b) Farmland Partners, Inc 223
34,789 Federal Realty Investment Trust 3,403
53,571 First Industrial Realty Trust, Inc 2,891
41,086 Four Corners Property Trust, Inc 1,179
104,553 Gaming and Leisure Properties, Inc 5,322
18,198 Getty Realty Corp 567
17,811 Gladstone Commercial Corp 267
11,325 Gladstone Land Corp 119
30,930 Global Medical REIT, Inc 271
90,865 Global Net Lease, Inc 731
153,886 Healthcare Realty Trust, Inc 2,601
307,023 Healthpeak Properties, Inc 6,208
46,362 Highwoods Properties, Inc 1,374
327,100 Host Hotels & Resorts Inc 4,648
80,595 Hudson Pacific Properties, Inc 238
115,925 Independence Realty Trust, Inc 2,461
31,006 Industrial Logistics Properties Trust 107
12,344 Innovative Industrial Properties, Inc 668
34,736 InvenTrust Properties Corp 1,020
265,769 Invitation Homes, Inc 9,262
127,292 Iron Mountain, Inc 10,952
64,898 (b) JBG SMITH Properties 1,046
63,758 Kilroy Realty Corp 2,089
298,129 Kimco Realty Corp 6,332
118,460 Kite Realty Group Trust 2,650
37,540 Lamar Advertising Co 4,271
144,484 Lexington Realty Trust 1,250
15,599 (b) Lineage, Inc 915
158 LTC Properties, Inc 6
107,859 Macerich Co 1,852
4,144 Mack-Cali Realty Corp 70
283,531 (b) Medical Properties Trust, Inc 1,710
52,037 Mid-America Apartment Communities, Inc 8,720
55,663 (a) Millrose Properties, Inc 1,476
19,457 National Health Investors, Inc 1,437
73,513 National Retail Properties, Inc 3,135
19,139 National Storage Affiliates Trust 754
6,447 (a),(b) NET Lease Office Properties 202
21,654 (b) NETSTREIT Corp 343
16,646 (b) NexPoint Diversified Real Estate Trust 64
12,730 NexPoint Residential Trust, Inc 503
108,572 Omega Healthcare Investors, Inc 4,134
9,166 One Liberty Properties, Inc 241
29,999 Orion Office REIT, Inc 64
75,871 Outfront Media, Inc 1,225
101,864 Paramount Group, Inc 438
84,337 Park Hotels & Resorts, Inc 901
14,178 (b) Peakstone Realty Trust 179

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
71,223 Pebblebrook Hotel Trust $ 721
59,852 Phillips Edison & Co, Inc 2,184
36,714 Piedmont Office Realty Trust, Inc 271
13,733 Plymouth Industrial REIT, Inc 224
9,072 Postal Realty Trust, Inc 130
40,727 PotlatchDeltic Corp 1,838
402,221 Prologis, Inc 44,964
70,133 Public Storage, Inc 20,990
52,239 Rayonier, Inc 1,456
386,238 Realty Income Corp 22,406
80,805 Regency Centers Corp 5,960
98,830 Rexford Industrial Realty, Inc 3,869
30,023 RLJ Lodging Trust 237
28,461 Ryman Hospitality Properties, Inc 2,602
79,527 Sabra Health Care REIT, Inc 1,389
16,656 Safehold, Inc 312
6,451 Saul Centers, Inc 233
46,130 SBA Communications Corp 10,149
19,689 Service Properties Trust 51
140,864 Simon Property Group, Inc 23,395
25,941 SITE Centers Corp 333
28,363 SL Green Realty Corp 1,637
65,402 STAG Industrial, Inc 2,362
73,018 Summit Hotel Properties, Inc 395
54,723 Sun Communities, Inc 7,040
117,301 Sunstone Hotel Investors, Inc 1,104
54,135 Tanger Factory Outlet Centers, Inc 1,829
44,584 Terreno Realty Corp 2,819
143,555 UDR, Inc 6,484
20,169 UMH Properties, Inc 377
121,658 Uniti Group, Inc 613
2,401 Universal Health Realty Income Trust 98
70,770 Urban Edge Properties 1,345
190,663 Ventas, Inc 13,110
439,097 VICI Properties, Inc 14,323
78,670 Vornado Realty Trust 2,910
46,196 Washington REIT 804
267,712 (c) Welltower, Inc 41,016
332,834 Weyerhaeuser Co 9,745
25,132 Whitestone REIT 366
84,001 WP Carey, Inc 5,301
62,184 Xenia Hotels & Resorts, Inc 731
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 594,249
FINANCIAL SERVICES - 8.8%
17,037 (a) Acacia Research (Acacia Technologies) 55
8,101 (b) AFC Gamma, Inc 45
13,210 Affiliated Managers Group, Inc 2,220
110,488 (a) Affirm Holdings, Inc 4,993
14,120 AG. Mortgage Investment Trust, Inc 103
375,785 (b) AGNC Investment Corp 3,600
8,948 Alerus Financial Corp 165
129,820 Ally Financial, Inc 4,735
238,630 American Express Co 64,203
40,779 Ameriprise Financial, Inc 19,742
243,747 Annaly Capital Management, Inc 4,950
68,911 Apollo Commercial Real Estate Finance, Inc 659
229,388 Apollo Global Management, Inc 31,412
61,262 (b) Arbor Realty Trust, Inc 720
22,112 (b) Ares Commercial Real Estate Corp 102
83,713 Ares Management Corp 12,273
5,232 (b) ARMOUR Residential REIT, Inc 89
32,135 Artisan Partners Asset Management, Inc 1,256

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
2,420 (a) Atlanticus Holdings Corp $ 124
75,147 (a) AvidXchange Holdings, Inc 637
2,262 Banco Latinoamericano de Exportaciones S.A. (Class E) 83
311,460 Bank of New York Mellon Corp 26,122
793,915 (a) Berkshire Hathaway, Inc 422,823
166,153 BGC Group, Inc 1,524
63,760 BlackRock, Inc 60,348
87,301 Blackstone Mortgage Trust, Inc 1,746
316,318 Blackstone, Inc 44,215
233,634 (a) Block, Inc 12,693
207,831 Blue Owl Capital, Inc 4,165
23,808 Bread Financial Holdings, Inc 1,192
23,450 Brightsphere Investment Group, Inc 606
46,061 BrightSpire Capital, Inc 256
93,115 Burford Capital Ltd 1,230
48,331 Cannae Holdings, Inc 886
31,787 (a) Cantaloupe, Inc 250
164,818 Capital One Financial Corp 29,552
106,775 Carlyle Group, Inc 4,654
10,596 Cass Information Systems, Inc 458
42,705 Cboe Global Markets, Inc 9,664
718,487 Charles Schwab Corp 56,243
7,850 Chicago Atlantic Real Estate Finance, Inc 115
336 Chimera Investment Corp 4
47,158 Claros Mortgage Trust, Inc 176
154,029 CME Group, Inc 40,862
15,440 Cohen & Steers, Inc 1,239
88,833 (a) Coinbase Global, Inc 15,300
31,056 Compass Diversified Trust 580
111,781 Corebridge Financial, Inc 3,529
29,815 (a) Corpay, Inc 10,397
2,633 (a) Credit Acceptance Corp 1,360
3,677 (a) Dave, Inc 304
2,179 Diamond Hill Investment Group, Inc 311
69,755 DigitalBridge Group, Inc 615
110,882 Discover Financial Services 18,928
19,156 (a) Donnelley Financial Solutions, Inc 837
11,107 Dynex Capital, Inc 145
17,423 (b) Ellington Financial, Inc 231
15,393 Enact Holdings, Inc 535
10,179 (a) Encore Capital Group, Inc 349
14,291 (a) Enova International, Inc 1,380
142,585 Equitable Holdings, Inc 7,427
39,551 Essent Group Ltd 2,283
22,022 (a) Euronet Worldwide, Inc 2,353
15,572 Evercore Partners, Inc (Class A) 3,110
31,074 EVERTEC, Inc 1,143
16,566 Factset Research Systems, Inc 7,532
4,507 Federal Agricultural Mortgage Corp 845
235,200 Fidelity National Information Services, Inc 17,565
17,545 FirstCash Holdings, Inc 2,111
244,554 (a) Fiserv, Inc 54,005
47,493 (a) Flywire Corp 451
55,325 (a),(b) Forge Global Holdings, Inc 31
23,368 Franklin BSP Realty Trust, Inc 298
108,864 Franklin Resources, Inc 2,096
23,172 (b) GCM Grosvenor, Inc 307
113,270 Global Payments, Inc 11,091
131,333 Goldman Sachs Group, Inc 71,746
31,227 Granite Point Mortgage Trust, Inc 81
33,057 (a) Green Dot Corp 279
18,233 Hamilton Lane, Inc 2,711

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
41,845 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc $ 1,224
25,893 Houlihan Lokey, Inc 4,182
49,742 Interactive Brokers Group, Inc (Class A) 8,237
243,827 Intercontinental Exchange, Inc 42,060
13,645 (a) International Money Express, Inc 172
183,237 Invesco Ltd 2,780
10,073 (b) Invesco Mortgage Capital, Inc 79
33,491 Jack Henry & Associates, Inc 6,115
31,883 Jackson Financial, Inc 2,671
66,557 Janus Henderson Group plc 2,406
76,210 Jefferies Financial Group, Inc 4,083
293,174 KKR & Co, Inc 33,894
17,625 KKR Real Estate Finance Trust, Inc 190
49,932 Ladder Capital Corp 570
54,468 Lazard, Inc 2,358
42,896 (a) LendingClub Corp 443
6,343 (a) LendingTree, Inc 319
31,250 LPL Financial Holdings, Inc 10,223
16,032 MarketAxess Holdings, Inc 3,469
222,577 (a) Marqeta, Inc 917
353,223 Mastercard, Inc (Class A) 193,609
8,062 Merchants Bancorp 298
46,018 MFA Financial, Inc 472
106,195 MGIC Investment Corp 2,632
33,380 Moelis & Co 1,948
3,965 (a) Moneylion, Inc 343
67,746 Moody's Corp 31,549
499,314 Morgan Stanley 58,255
10,544 Morningstar, Inc 3,162
22,316 (a) Mr Cooper Group, Inc 2,669
33,403 MSCI, Inc (Class A) 18,889
182,722 Nasdaq Stock Market, Inc 13,861
35,663 Navient Corp 450
34,496 (a) NCR Corp ATM 910
3,424 Nelnet, Inc (Class A) 380
13,129 (a) NerdWallet, Inc 119
18,284 (b) New York Mortgage Trust, Inc 119
11,601 NewtekOne, Inc 139
38,864 (a) NMI Holdings, Inc 1,401
87,241 Northern Trust Corp 8,606
3,281 (a) Ocwen Financial Corp 106
52,599 OneMain Holdings, Inc 2,571
56,898 (a) Open Lending Corp 157
4,738 (b) Orchid Island Capital, Inc 36
21,454 P10, Inc 252
98,142 (a) Pagseguro Digital Ltd 749
26,821 Patria Investments Ltd 303
110,964 (a) Payoneer Global, Inc 811
432,796 (a) PayPal Holdings, Inc 28,240
18,818 (a) Paysafe Ltd 295
9,684 PennyMac Financial Services, Inc 969
47,765 PennyMac Mortgage Investment Trust 700
23,862 Perella Weinberg Partners 439
6,778 Piper Jaffray Cos 1,679
13,025 PJT Partners, Inc 1,796
24,781 (a) PRA Group, Inc 511
17,833 PROG Holdings, Inc 474
73,149 Radian Group, Inc 2,419
87,827 Raymond James Financial, Inc 12,200
19,953 (b) Ready Capital Corp 102
49,700 Redwood Trust, Inc 302
8,577 Regional Management Corp 258

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
68,799 (a) Remitly Global, Inc $ 1,431
42,004 (a) Repay Holdings Corp 234
161,458 Rithm Capital Corp 1,849
293,376 (a) Robinhood Markets, Inc 12,210
74,318 Rocket Cos, Inc 897
134,973 S&P Global, Inc 68,580
38,079 SEI Investments Co 2,956
6,606 (a),(b) Sezzle, Inc 230
23,585 (a),(b) Shift4 Payments, Inc 1,927
4,705 Silvercrest Asset Management Group, Inc 77
103,622 SLM Corp 3,043
457,564 (a) SoFi Technologies, Inc 5,321
102,282 Starwood Property Trust, Inc 2,022
131,095 State Street Corp 11,737
20,369 StepStone Group, Inc 1,064
46,329 Stifel Financial Corp 4,367
120,616 (a) StoneCo Ltd 1,264
14,148 (a) StoneX Group, Inc 1,081
2,700 Sunrise Realty Trust, Inc 30
175,217 Synchrony Financial 9,276
100,704 T Rowe Price Group, Inc 9,252
188,446 (a) Toast, Inc 6,251
32,761 TPG RE Finance Trust, Inc 267
31,933 TPG, Inc 1,515
47,257 Tradeweb Markets, Inc 7,016
37,367 Two Harbors Investment Corp 499
37,848 (a) Upstart Holdings, Inc 1,742
23,393 UWM Holdings Corp 128
19,179 Victory Capital Holdings, Inc 1,110
26,661 Virtu Financial, Inc 1,016
2,751 Virtus Investment Partners, Inc 474
747,729 Visa, Inc (Class A) 262,049
47,571 Voya Financial, Inc 3,223
12,277 Walker & Dunlop, Inc 1,048
19,189 Waterstone Financial, Inc 258
143,284 Western Union Co 1,516
18,658 (a) WEX, Inc 2,930
84,317 WisdomTree, Inc 752
2,399 (a) World Acceptance Corp 304
165,480 XP, Inc 2,275
TOTAL FINANCIAL SERVICES 2,070,248
FOOD, BEVERAGE & TOBACCO - 2.5%
3,213 Alico, Inc 96
734,996 Altria Group, Inc 44,114
203,771 Archer-Daniels-Midland Co 9,783
34,958 (b) B&G Foods, Inc (Class A) 240
31,483 (a),(b) Beyond Meat, Inc 96
5,121 (a) Boston Beer Co, Inc (Class A) 1,223
13,162 (a),(b) BRC, Inc 28
1,561 Brown-Forman Corp (Class A) 52
76,152 Brown-Forman Corp (Class B) 2,585
52,883 Bunge Global S.A. 4,041
11,455 Calavo Growers, Inc 275
22,629 Cal-Maine Foods, Inc 2,057
79,250 Campbell Soup Co 3,164
82,643 (a) Celsius Holdings, Inc 2,944
1,679,202 Coca-Cola Co 120,264
2,770 Coca-Cola Consolidated Inc 3,739
200,242 ConAgra Brands, Inc 5,340
68,405 Constellation Brands, Inc (Class A) 12,554
81,644 (a) Darling International, Inc 2,551
35,454 Dole plc 512

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
52,172 Flowers Foods, Inc $ 992
20,613 Fresh Del Monte Produce, Inc 635
20,694 (a) Freshpet, Inc 1,721
236,696 General Mills, Inc 14,152
46,022 (a),(b) Hain Celestial Group, Inc 191
63,477 Hershey Co 10,856
118,633 Hormel Foods Corp 3,670
26,446 Ingredion, Inc 3,576
8,046 J&J Snack Foods Corp 1,060
41,692 J.M. Smucker Co 4,937
5,780 John B Sanfilippo & Son, Inc 410
109,211 Kellogg Co 9,009
512,563 Keurig Dr Pepper, Inc 17,540
371,729 Kraft Heinz Co 11,312
66,946 Lamb Weston Holdings, Inc 3,568
9,131 Lancaster Colony Corp 1,598
8,891 (b) Limoneira Co 158
15,439 (a) MamaMancini's Holdings, Inc 100
112,841 McCormick & Co, Inc 9,288
9,193 MGP Ingredients, Inc 270
20,226 (a) Mission Produce, Inc 212
66,367 Molson Coors Brewing Co (Class B) 4,040
582,943 Mondelez International, Inc 39,553
313,902 (a) Monster Beverage Corp 18,370
12,819 National Beverage Corp 532
601,501 PepsiCo, Inc 90,189
676,835 Philip Morris International, Inc 107,434
11,317 (a) Pilgrim's Pride Corp 617
20,596 (a) Post Holdings, Inc 2,397
73,667 Primo Brands Corp 2,614
127 Seaboard Corp 343
5,451 (a) Seneca Foods Corp 485
46,457 (a),(b) Simply Good Foods Co 1,602
50,062 (a) SunOpta, Inc 243
29,630 (a) TreeHouse Foods, Inc 803
4,760 Turning Point Brands, Inc 283
114,091 Tyson Foods, Inc (Class A) 7,280
11,870 Universal Corp 665
32,173 Utz Brands, Inc 453
14,289 (a) Vita Coco Co, Inc 438
13,394 (a),(b) Vital Farms, Inc 408
14,287 (a),(b) Westrock Coffee Co 103
29,685 (b) WK Kellogg Co 592
TOTAL FOOD, BEVERAGE & TOBACCO 590,357
HEALTH CARE EQUIPMENT & SERVICES - 4.8%
751,523 Abbott Laboratories 99,690
40,295 (a) Acadia Healthcare Co, Inc 1,222
27,471 (a) Accolade, Inc 192
46,624 (a) Accuray, Inc 83
42,027 (a) AdaptHealth Corp 456
8,397 (a) Addus HomeCare Corp 830
137,773 (a) agilon health, Inc 597
31,974 (a) Align Technology, Inc 5,079
14,940 (a) Alignment Healthcare, Inc 278
31,277 (a) Alphatec Holdings, Inc 317
10,347 (a) Amedisys, Inc 958
72,925 AmerisourceBergen Corp 20,280
20,081 (a) AMN Healthcare Services, Inc 491
26,107 (a) Angiodynamics, Inc 245
16,786 (a) Apollo Medical Holdings, Inc 521
22,609 (a) AtriCure, Inc 729
26,266 (a) Avanos Medical, Inc 376

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
21,058 (a),(b) Aveanna Healthcare Holdings, Inc $ 114
18,090 (a) Axogen, Inc 335
234,095 Baxter International, Inc 8,013
126,002 Becton Dickinson & Co 28,862
17,556 (a) Bioventus, Inc 161
638,692 (a) Boston Scientific Corp 64,431
25,383 (a) BrightSpring Health Services, Inc 459
100,981 (a) Brookdale Senior Living, Inc 632
107,077 Cardinal Health, Inc 14,752
11,625 (a) Castle Biosciences, Inc 233
214,503 (a) Centene Corp 13,022
50,223 (a) Certara, Inc 497
71,510 (a) Cerus Corp 99
6,630 Chemed Corp 4,080
117,133 Cigna Group 38,537
40,329 (b) Concentra Group Holdings Parent, Inc 875
15,846 Conmed Corp 957
83,195 (a) Cooper Cos, Inc 7,018
14,442 (a) Corvel Corp 1,617
25,224 (a) Cross Country Healthcare, Inc 376
23,064 (a) CryoLife, Inc 567
554,052 CVS Health Corp 37,537
19,742 (a) DaVita, Inc 3,020
10,656 (a) Definitive Healthcare Corp 31
106,534 Dentsply Sirona, Inc 1,592
165,898 (a) DexCom, Inc 11,329
41,284 (a),(b) DocGo, Inc 109
49,456 (a) Doximity, Inc 2,870
253,211 (a) Edwards Lifesciences Corp 18,353
101,746 Elevance Health, Inc 44,255
30,207 Embecta Corp 385
44,802 Encompass Health Corp 4,538
27,101 (a) Enhabit, Inc 238
21,428 (a) Enovis Corp 819
23,145 Ensign Group, Inc 2,995
79,184 (a) Envista Holdings Corp 1,367
45,708 (a) Evolent Health, Inc 433
11,072 (a),(b) Fulgent Genetics, Inc 187
195,174 GE HealthCare Technologies, Inc 15,752
5,712 (a) GeneDx Holdings Corp 506
24,523 (a) Glaukos Corp 2,414
47,133 (a) Globus Medical, Inc 3,450
49,332 (a) Guardant Health, Inc 2,102
24,773 (a) Haemonetics Corp 1,574
82,451 HCA, Inc 28,491
24,393 (a) Health Catalyst, Inc 111
34,061 (a) HealthEquity, Inc 3,010
18,780 HealthStream, Inc 604
55,343 (a) Henry Schein, Inc 3,790
88,452 (a) Hims & Hers Health, Inc 2,614
100,055 (a) Hologic, Inc 6,180
53,621 Humana, Inc 14,188
10,885 (a) ICU Medical, Inc 1,511
34,843 (a) IDEXX Laboratories, Inc 14,632
9,354 (a) InfuSystem Holdings, Inc 50
38,335 (a) Inmode Ltd 680
10,000 (a) Innovage Holding Corp 30
12,244 (a) Inogen, Inc 87
13,280 (a) Inspire Medical Systems, Inc 2,115
31,059 (a) Insulet Corp 8,156
12,232 (a) Integer Holdings Corp 1,444
30,442 (a) Integra LifeSciences Holdings Corp 669

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
152,495 (a) Intuitive Surgical, Inc $ 75,526
3,653 iRadimed Corp 192
9,250 (a),(b) iRhythm Technologies, Inc 968
7,427 (a) Joint Corp 93
36,379 Labcorp Holdings, Inc 8,467
27,255 (a),(b) Lantheus Holdings, Inc 2,660
9,523 LeMaitre Vascular, Inc 799
16,201 (a) LifeMD, Inc 88
25,006 (a) LifeStance Health Group, Inc 167
26,810 (a) LivaNova plc 1,053
19,104 (a) Masimo Corp 3,183
54,217 McKesson Corp 36,488
558,357 Medtronic plc 50,174
28,011 (a) Merit Medical Systems, Inc 2,961
6,780 (a),(b) ModivCare, Inc 9
25,475 (a) Molina Healthcare, Inc 8,391
21,550 (a),(b) Nano-X Imaging Ltd 108
2,600 National Healthcare Corp 241
5,598 National Research Corp 72
110,527 (a),(b) Neogen Corp 958
58,635 (a) NeoGenomics, Inc 556
19,942 (a) Nevro Corp 116
56,233 (a) Novocure Ltd 1,002
23,061 (a) Omnicell, Inc 806
238,337 (a),(b) Opko Health, Inc 396
8,440 (a) OptimizeRx Corp 73
80,646 (a) Option Care Health, Inc 2,819
40,487 (a) OraSure Technologies, Inc 136
18,671 (a) Orthofix Medical, Inc 305
5,177 (a) OrthoPediatrics Corp 128
31,294 (a) Owens & Minor, Inc 283
11,592 (a) PACS Group, Inc 130
23,637 (a) Paragon 28, Inc 309
21,853 Patterson Cos, Inc 683
43,753 (a) Pediatrix Medical Group, Inc 634
17,723 (a) Pennant Group, Inc 446
15,239 (a) Penumbra, Inc 4,075
33,846 (a) Performant Financial Corp 100
20,801 (a) Phreesia, Inc 532
21,257 Premier, Inc 410
32,525 (a) Privia Health Group, Inc 730
13,124 (a) PROCEPT BioRobotics Corp 765
34,423 (a) Progyny, Inc 769
13,858 (a) Pulmonx Corp 93
8,661 (a),(b) Pulse Biosciences, Inc 139
48,948 Quest Diagnostics, Inc 8,282
26,154 (a) QuidelOrtho Corp 915
20,774 (a),(b) Quipt Home Medical Corp 48
25,914 (a) RadNet, Inc 1,288
64,275 Resmed, Inc 14,388
10,559 (a) RxSight, Inc 267
24,729 (a),(b) Schrodinger, Inc 488
49,976 Select Medical Holdings Corp 835
2,256 (a),(b) Semler Scientific, Inc 82
17,531 (a) SI-BONE, Inc 246
16,583 (a),(b) Sight Sciences, Inc 40
7,680 Simulations Plus, Inc 188
55,581 (a) Solventum Corp 4,226
26,141 (a) STAAR Surgical Co 461
41,797 STERIS plc 9,473
155,641 Stryker Corp 57,937
33,599 (a) Surgery Partners, Inc 798

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
10,275 (a) SurModics, Inc $ 314
10,460 (a) Tactile Systems Technology, Inc 138
57,840 (a) Talkspace, Inc 148
35,006 (a) Tandem Diabetes Care, Inc 671
80,556 (a) Teladoc Health, Inc 641
20,420 Teleflex, Inc 2,822
42,531 (a) Tenet Healthcare Corp 5,720
11,703 (a),(b) TransMedics Group, Inc 787
22,415 (a) Treace Medical Concepts, Inc 188
2,371 (a) UFP Technologies, Inc 478
399,032 UnitedHealth Group, Inc 208,993
27,197 Universal Health Services, Inc (Class B) 5,110
6,975 US Physical Therapy, Inc 505
2,349 Utah Medical Products, Inc 132
27,229 (a) Varex Imaging Corp 316
64,838 (a) Veeva Systems, Inc 15,018
17,155 (a) Viemed Healthcare, Inc 125
19,985 (a) Waystar Holding Corp 747
85,891 Zimmer Biomet Holdings, Inc 9,721
12,899 (a) Zimvie, Inc 139
10,840 (a),(b) Zynex, Inc 24
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,123,931
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
54,112 (a) BellRing Brands, Inc 4,029
7,431 (a),(b) Central Garden & Pet Co 272
29,455 (a) Central Garden and Pet Co (Class A) 964
104,367 Church & Dwight Co, Inc 11,490
51,356 Clorox Co 7,562
348,021 Colgate-Palmolive Co 32,610
159,439 (a) Coty, Inc 872
7,281 Edgewell Personal Care Co 227
24,917 (a) elf Beauty, Inc 1,565
9,083 Energizer Holdings, Inc 272
100,983 Estee Lauder Cos (Class A) 6,665
58,982 (a) Herbalife Ltd 509
37,814 (a) Honest Co, Inc 178
9,082 Inter Parfums, Inc 1,034
837,689 Kenvue, Inc 20,088
140,127 Kimberly-Clark Corp 19,929
6,191 (a),(b) Medifast, Inc 83
5,868 (a) Nature's Sunshine Products, Inc 74
27,121 Nu Skin Enterprises, Inc (Class A) 197
4,868 Oil-Dri Corp of America 224
43,357 (a),(b) Olaplex Holdings, Inc 55
1,024,069 Procter & Gamble Co 174,522
8,085 Reynolds Consumer Products, Inc 193
13,172 Spectrum Brands Holdings, Inc 942
8,349 (a) USANA Health Sciences, Inc 225
10,102 (a),(b) Waldencast plc 30
7,178 (b) WD-40 Co 1,751
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 286,562
INSURANCE - 2.5%
246,410 Aflac, Inc 27,398
117,500 Allstate Corp 24,331
32,424 (a) AMBAC Financial Group, Inc 284
29,095 American Financial Group, Inc 3,821
271,525 American International Group, Inc 23,606
13,468 Amerisafe, Inc 708
84,119 Aon plc 33,571
157,346 Arch Capital Group Ltd 15,134
20,818 Assurant, Inc 4,367
19,852 Assured Guaranty Ltd 1,749

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
30,658 Axis Capital Holdings Ltd $ 3,073
6,574 (a) Bowhead Specialty Holdings, Inc 267
25,977 (a) Brighthouse Financial, Inc 1,506
103,365 Brown & Brown, Inc 12,859
25,189 (a) BRP Group, Inc 1,126
176,323 Chubb Ltd 53,248
68,973 Cincinnati Financial Corp 10,189
1,733 CNA Financial Corp 88
47,903 CNO Financial Group, Inc 1,995
7,812 Donegal Group, Inc (Class A) 153
6,714 Employers Holdings, Inc 340
4,741 (a) Enstar Group Ltd 1,576
17,723 Everest Re Group Ltd 6,439
9,274 (b) F&G Annuities & Life, Inc 334
28,518 Fidelis Insurance Holdings Ltd 462
107,946 Fidelity National Financial, Inc 7,025
41,078 First American Financial Corp 2,696
106,681 Gallagher (Arthur J.) & Co 36,831
184,221 (a) Genworth Financial, Inc (Class A) 1,306
36,133 Globe Life, Inc 4,759
9,663 (b) Goosehead Insurance, Inc 1,141
20,683 (a) Greenlight Capital Re Ltd (Class A) 280
7,468 (a) Hamilton Insurance Group Ltd 155
12,025 Hanover Insurance Group, Inc 2,092
123,583 Hartford Financial Services Group, Inc 15,291
3,092 HCI Group, Inc 461
48,054 (a) Heritage Insurance Holdings, Inc 693
5,219 (a) Hippo Holdings, Inc 133
2,942 Horace Mann Educators Corp 126
1,119 Investors Title Co 270
19,526 (b) James River Group Holdings Ltd 82
20,821 Kemper Corp 1,392
8,939 Kinsale Capital Group, Inc 4,351
20,988 (a),(b) Lemonade, Inc 660
55,584 Lincoln National Corp 1,996
72,693 Loews Corp 6,681
46,136 (a),(b) Maiden Holdings Ltd 26
5,774 (a) Markel Corp 10,795
214,301 Marsh & McLennan Cos, Inc 52,296
26,174 (a),(b) MBIA, Inc 130
12,675 Mercury General Corp 709
250,625 Metlife, Inc 20,123
7,308 (a) NI Holdings, Inc 104
90,620 Old Republic International Corp 3,554
90,605 (a) Oscar Health, Inc 1,188
13,408 (a) Palomar Holdings, Inc 1,838
16,249 Primerica, Inc 4,623
98,903 Principal Financial Group 8,345
37,307 (a) ProAssurance Corp 871
252,939 Progressive Corp 71,584
161,997 Prudential Financial, Inc 18,092
29,828 Reinsurance Group of America, Inc (Class A) 5,873
22,258 RenaissanceRe Holdings Ltd 5,342
40,038 RLI Corp 3,216
4,047 (a),(b) Root, Inc 540
42,415 (b) Ryan Specialty Holdings, Inc 3,133
4,020 Safety Insurance Group, Inc 317
25,615 Selective Insurance Group, Inc 2,345
62,768 (a) Selectquote, Inc 210
8,398 (a) SiriusPoint Ltd 145
5,293 (a) Skyward Specialty Insurance Group, Inc 280
15,315 Stewart Information Services Corp 1,093

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
22,143 Tiptree, Inc $ 533
99,904 Travelers Cos, Inc 26,421
6,322 (a) Trupanion, Inc 236
16,104 United Fire Group, Inc 474
11,311 United Insurance Holdings Corp 131
22,402 Universal Insurance Holdings, Inc 531
73,149 Unum Group 5,959
126,817 W.R. Berkley Corp 9,024
1,280 White Mountains Insurance Group Ltd 2,465
43,013 Willis Towers Watson plc 14,536
TOTAL INSURANCE 594,127
MATERIALS - 2.4%
14,906 AdvanSix, Inc 338
95,824 Air Products & Chemicals, Inc 28,260
56,068 (b) Albemarle Corp 4,038
93,900 Alcoa Corp 2,864
44,360 (a) Allegheny Technologies, Inc 2,308
5,106 (a) Alpha Metallurgical Resources, Inc 639
675,486 Amcor plc 6,552
20,501 American Vanguard Corp 90
25,812 Aptargroup, Inc 3,830
74,922 (b) Ardagh Metal Packaging S.A. 226
26,123 Ashland, Inc 1,549
35,606 (a) Aspen Aerogels, Inc 227
34,156 Avery Dennison Corp 6,079
49,682 Avient Corp 1,846
92,244 (a) Axalta Coating Systems Ltd 3,060
15,070 Balchem Corp 2,502
129,073 Ball Corp 6,721
46,136 Berry Global Group, Inc 3,221
23,466 Cabot Corp 1,951
8,054 Caledonia Mining Corp plc 101
20,942 Carpenter Technology Corp 3,794
41,379 Celanese Corp (Series A) 2,349
12,437 (a) Century Aluminum Co 231
75,819 CF Industries Holdings, Inc 5,925
59,993 Chemours Co 812
11,678 (a) Clearwater Paper Corp 296
230,842 (a) Cleveland-Cliffs, Inc 1,897
270,607 (a) Coeur Mining, Inc 1,602
53,154 Commercial Metals Co 2,446
20,319 Compass Minerals International, Inc 189
15,825 (a) Constellium SE 160
302,910 Corteva, Inc 19,062
298,446 CRH plc 26,254
52,888 Crown Holdings, Inc 4,721
303,107 Dow, Inc 10,584
187,475 DuPont de Nemours, Inc 14,001
14,143 Eagle Materials, Inc 3,139
54,856 Eastman Chemical Co 4,833
107,779 Ecolab, Inc 27,324
20,162 (a) Ecovyst, Inc 125
92,641 Element Solutions, Inc 2,095
50,802 FMC Corp 2,143
631,282 Freeport-McMoRan, Inc (Class B) 23,900
117,546 Graphic Packaging Holding Co 3,051
14,075 Greif, Inc (Class A) 774
3,993 Greif, Inc (Class B) 237
22,652 (b) H.B. Fuller Co 1,271
7,483 Hawkins, Inc 793
290,099 Hecla Mining Co 1,613
85,574 Huntsman Corp 1,351

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
96,273 (a),(b) i-80 Gold Corp $ 56
21,966 (a) Ingevity Corp 870
11,273 Innospec, Inc 1,068
110,871 International Flavors & Fragrances, Inc 8,605
233,837 International Paper Co 12,475
6,735 (a) Intrepid Potash, Inc 198
23,280 (a) Ivanhoe Electric, Inc 135
8,625 Kaiser Aluminum Corp 523
24,111 (a) Knife River Corp 2,175
15,231 Koppers Holdings, Inc 426
14,288 Kronos Worldwide, Inc 107
17,061 (a),(b) Lifezone Metals Ltd 71
208,198 (a) Linde plc 96,945
27,683 Louisiana-Pacific Corp 2,546
16,250 (a) LSB Industries, Inc 107
105,320 LyondellBasell Industries NV 7,415
27,434 Martin Marietta Materials, Inc 13,117
11,119 (b) Materion Corp 907
25,012 (a),(b) Metals Acquisition Ltd 239
12,674 Minerals Technologies, Inc 806
144,298 Mosaic Co 3,897
39,809 (a),(b) MP Materials Corp 972
18,118 Myers Industries, Inc 216
1,686 NewMarket Corp 955
481,758 Newmont Goldcorp Corp 23,259
149,512 (a) Novagold Resources, Inc 437
104,734 Nucor Corp 12,604
59,953 (a) O-I Glass, Inc 688
62,167 Olin Corp 1,507
6,559 Olympic Steel, Inc 207
38,461 Orion S.A. 497
37,661 Packaging Corp of America 7,458
22,477 Pactiv Evergreen, Inc 405
62,456 (a) Perimeter Solutions, Inc 629
17,966 (a) Perpetua Resources Corp 192
8,901 (a),(b) Piedmont Lithium, Inc 56
103,786 PPG Industries, Inc 11,349
57,700 (a),(b) PureCycle Technologies, Inc 399
7,360 Quaker Chemical Corp 910
2,689 Ramaco Resources, Inc 19
11,495 Ramaco Resources, Inc 95
16,208 (a) Ranpak Holdings Corp 88
31,957 (a) Rayonier Advanced Materials, Inc 184
23,113 Reliance Steel & Aluminum Co 6,674
27,065 Royal Gold, Inc 4,425
51,520 RPM International, Inc 5,960
8,418 Ryerson Holding Corp 193
14,147 Schnitzer Steel Industries, Inc (Class A) 409
9,517 Schweitzer-Mauduit International, Inc 59
22,512 Scotts Miracle-Gro Co (Class A) 1,236
47,803 Sealed Air Corp 1,381
18,559 Sensient Technologies Corp 1,381
101,782 Sherwin-Williams Co 35,541
30,105 Silgan Holdings, Inc 1,539
223,929 Smurfit WestRock plc 10,090
36,841 Sonoco Products Co 1,740
39,211 Southern Copper Corp 3,665
109,335 (a) SSR Mining, Inc 1,097
66,420 Steel Dynamics, Inc 8,308
8,132 Stepan Co 448
48,451 SunCoke Energy, Inc 446
17,918 Sylvamo Corp 1,202

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
29,755 (a),(b) TimkenSteel Corp $ 397
19,671 (a) Tredegar Corp 151
23,586 Trimas Corp 553
62,538 Tronox Holdings plc 440
6,785 United States Lime & Minerals, Inc 600
98,029 United States Steel Corp 4,143
57,988 Vulcan Materials Co 13,529
16,733 Warrior Met Coal, Inc 798
14,533 Westlake Chemical Corp 1,454
10,006 Worthington Steel, Inc 253
TOTAL MATERIALS 567,300
MEDIA & ENTERTAINMENT - 7.6%
41,683 (a),(b) Advantage Solutions, Inc 63
2,105,319 Alphabet, Inc 328,914
2,550,281 Alphabet, Inc (Class A) 394,375
129,967 (a) AMC Entertainment Holdings, Inc 373
16,067 (a) AMC Networks, Inc 111
7,655 (a),(b) Atlanta Braves Holdings, Inc 336
28,493 (a) Atlanta Braves Holdings, Inc 1,140
7,354 (a) Boston Omaha Corp 107
44,223 (a),(b) Bumble, Inc 192
2,634 Cable One, Inc 700
76,237 (a),(b) Cardlytics, Inc 139
30,315 (a) Cargurus, Inc 883
37,344 (a) Cars.com, Inc 421
40,100 (a) Charter Communications, Inc 14,778
58,982 (b) Cinemark Holdings, Inc 1,468
198,206 (a) Clear Channel Outdoor Holdings, Inc 220
1,632,325 Comcast Corp (Class A) 60,233
772 (a) Daily Journal Corp 307
44,141 (a),(b) EchoStar Corp (Class A) 1,129
115,784 Electronic Arts, Inc 16,733
50,932 Entravision Communications Corp (Class A) 107
40,961 (a) Eventbrite, Inc 86
8,345 (a) EverQuote, Inc 219
94,062 Fox Corp (Class A) 5,324
52,050 Fox Corp (Class B) 2,744
135,594 (a) fuboTV, Inc 396
74,491 (a) Gannett Co, Inc 215
46,825 (a),(b) Getty Images Holdings, Inc 81
46,930 Gray Television, Inc 203
20,672 (a) Grindr, Inc 370
42,355 (a) IAC, Inc 1,946
3,559 (a),(b) Ibotta, Inc 150
27,196 (a),(b) IMAX Corp 717
16,911 (a) Integral Ad Science Holding Corp 136
183,140 Interpublic Group of Cos, Inc 4,974
23,547 John Wiley & Sons, Inc (Class A) 1,049
49,324 (a) Liberty Broadband Corp 4,195
5,960 (a) Liberty Broadband Corp (Class A) 507
6,884 (a) Liberty Media Corp-Liberty Formula One (Class A) 561
90,959 (a) Liberty Media Corp-Liberty Formula One (Class C) 8,187
9,028 (a) Liberty Media Corp-Liberty Live (Class A) 607
22,561 (a) Liberty Media Corp-Liberty Live (Class C) 1,537
37,150 (a),(b) Lions Gate Entertainment Corp (Class A) 329
71,817 (a) Lions Gate Entertainment Corp (Class B) 569
66,844 (a) Live Nation, Inc 8,728
13,156 (a) Madison Square Garden Entertainment Corp 431
6,731 (a) Madison Square Garden Sports Corp 1,311
61,168 (a),(b) Magnite, Inc 698
14,211 Marcus Corp 237
112,935 Match Group, Inc 3,524

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
9,561 (a) MediaAlpha, Inc $ 88
951,204 Meta Platforms, Inc 548,236
33,263 National CineMedia, Inc 194
185,846 (a) Netflix, Inc 173,307
73,578 New York Times Co (Class A) 3,649
162,735 News Corp (Class A) 4,430
40,442 News Corp (Class B) 1,228
14,548 Nexstar Media Group, Inc 2,607
73,273 (a) Nextdoor Holdings, Inc 112
83,564 Omnicom Group, Inc 6,928
20,470 (a) Outbrain, Inc 76
4,594 Paramount Global (Class A) 105
239,255 Paramount Global (Class B) 2,861
256,411 (a) Pinterest, Inc 7,949
40,614 (a) Playstudios, Inc 52
42,908 Playtika Holding Corp 222
21,386 (a) PubMatic, Inc 195
20,643 (a) QuinStreet, Inc 368
227,072 (a) ROBLOX Corp 13,236
57,130 (a) Roku, Inc 4,024
19,984 Scholastic Corp 377
13,499 Shutterstock, Inc 251
11,690 Sinclair, Inc 186
88,590 (b) Sirius XM Holdings, Inc 1,997
13,156 (a) Sphere Entertainment Co 430
63,440 (a) Spotify Technology S.A. 34,894
33,238 (a) Stagwell, Inc 201
74,242 (a) Take-Two Interactive Software, Inc 15,387
12,153 (a) TechTarget, Inc 180
58,775 TEGNA, Inc 1,071
13,027 (a) Thryv Holdings, Inc 167
32,161 TKO Group Holdings, Inc 4,915
56,597 (a) TripAdvisor, Inc 802
44,667 (a) TrueCar, Inc 71
27,031 (a) Trump Media & Technology Group Corp 528
68,763 (a) Vimeo, Inc 362
12,686 (a),(b) Vivid Seats, Inc 38
783,702 Walt Disney Co 77,351
1,098,789 (a) Warner Bros Discovery, Inc 11,790
28,599 (a) WideOpenWest, Inc 142
41,665 (a) Yelp, Inc 1,543
23,417 (a),(b) Ziff Davis, Inc 880
40,960 (a) ZipRecruiter, Inc 241
141,765 (a) ZoomInfo Technologies, Inc 1,418
TOTAL MEDIA & ENTERTAINMENT 1,797,849
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
45,940 (a) 10X Genomics, Inc 401
11,229 (a),(b) 2seventy bio, Inc 55
22,403 (a) 4D Molecular Therapeutics, Inc 72
30,587 (a) 89bio, Inc 222
771,277 AbbVie, Inc 161,598
37,660 (a),(b) Absci Corp 95
46,492 (a) Acadia Pharmaceuticals, Inc 772
34,596 (a),(b) ACELYRIN, Inc 85
12,987 (a),(b) Actinium Pharmaceuticals, Inc 21
59,774 (a) Adaptive Biotechnologies Corp 444
33,132 (a),(b) ADC Therapeutics S.A. 47
95,244 (a) ADMA Biologics, Inc 1,890
129,435 Agilent Technologies, Inc 15,141
34,493 (a) Agios Pharmaceuticals, Inc 1,011
98,139 (a) Akebia Therapeutics, Inc 188
22,177 (a) Akero Therapeutics, Inc 898

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
23,019 (a),(b) Aldeyra Therapeutics, Inc $ 132
31,429 (a) Alector, Inc 39
65,452 (a) Alkermes plc 2,161
28,864 (a),(b) Allogene Therapeutics, Inc 42
56,107 (a) Alnylam Pharmaceuticals, Inc 15,150
24,706 (a),(b) Altimmune, Inc 124
9,675 (a),(b) ALX Oncology Holdings, Inc 6
235,407 Amgen, Inc 73,341
151,298 (a) Amicus Therapeutics, Inc 1,235
53,162 (a) Amneal Pharmaceuticals, Inc 446
14,523 (a) Amphastar Pharmaceuticals, Inc 421
12,566 (a) AnaptysBio, Inc 234
30,524 (a),(b) Anavex Life Sciences Corp 262
5,767 (a) ANI Pharmaceuticals, Inc 386
10,943 (a) Anika Therapeutics, Inc 164
94,340 (a) Annexon, Inc 182
46,610 (a) Apellis Pharmaceuticals, Inc 1,019
19,643 (a) Apogee Therapeutics, Inc 734
44,996 (a),(b) Applied Therapeutics, Inc 22
35,056 (a),(b) Aquestive Therapeutics, Inc 102
55,373 (a) Arbutus Biopharma Corp 193
15,098 (a) Arcellx, Inc 990
7,756 (a),(b) Arcturus Therapeutics Holdings, Inc 82
20,717 (a) Arcus Biosciences, Inc 163
12,294 (a) Arcutis Biotherapeutics, Inc 192
105,254 (a) Ardelyx, Inc 517
4,638 (a),(b) ArriVent Biopharma, Inc 86
55,310 (a),(b) Arrowhead Pharmaceuticals, Inc 705
23,136 (a),(b) ARS Pharmaceuticals, Inc 291
23,815 (a) Arvinas, Inc 167
197 (a) Astria Therapeutics, Inc 1
35,244 (a) Atea Pharmaceuticals, Inc 105
9,389 (a) Aura Biosciences, Inc 55
68,772 (a) Aurinia Pharmaceuticals, Inc 553
43,102 (a) Avadel Pharmaceuticals plc 337
318,550 (a) Avantor, Inc 5,164
55,930 (a) Avidity Biosciences, Inc 1,651
12,422 (a),(b) Avita Medical, Inc 101
15,727 (a) Axsome Therapeutics, Inc 1,834
25,636 (a) Beam Therapeutics, Inc 501
97,016 (a) BioCryst Pharmaceuticals, Inc 728
58,955 (a) Biogen, Inc 8,067
34,983 (a) Biohaven Ltd 841
13,317 (a) BioLife Solutions, Inc 304
82,518 (a) BioMarin Pharmaceutical, Inc 5,833
9,809 (a),(b) Biomea Fusion, Inc 21
10,456 (a) Bio-Rad Laboratories, Inc (Class A) 2,547
12,720 (a) Biote Corp 42
78,368 Bio-Techne Corp 4,595
17,551 (a),(b) Black Diamond Therapeutics, Inc 27
23,858 (a) Blueprint Medicines Corp 2,112
58,721 (a) Bridgebio Pharma, Inc 2,030
890,799 Bristol-Myers Squibb Co 54,330
26,921 (a),(b) Brooks Automation, Inc 933
47,870 Bruker BioSciences Corp 1,998
27,672 (a),(b) C4 Therapeutics, Inc 44
11,526 (a),(b) Cabaletta Bio, Inc 16
27,306 (a) CareDx, Inc 485
10,249 (a),(b) Cargo Therapeutics, Inc 42
17,393 (a),(b) Caribou Biosciences, Inc 16
20,876 (a),(b) Cassava Sciences, Inc 31
50,782 (a) Catalyst Pharmaceuticals, Inc 1,231

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
8,603 (a),(b) Celcuity, Inc $ 87
21,395 (a) Celldex Therapeutics, Inc 388
30,809 (a) CG oncology, Inc 755
25,265 (a) Charles River Laboratories International, Inc 3,803
28,644 (a),(d) Chinook Therapeutics, Inc 11
23,538 (a) Codexis, Inc 63
22,858 (a) Cogent Biosciences, Inc 137
16,286 (a) Collegium Pharmaceutical, Inc 486
45,293 (a),(b) Compass Therapeutics, Inc 86
4,745 (a),(b) Corbus Pharmaceuticals Holdings, Inc 25
33,186 (a) Corcept Therapeutics, Inc 3,791
22,299 (a),(b) CorMedix, Inc 137
38,468 (a) Crinetics Pharmaceuticals, Inc 1,290
22,130 (a) CryoPort, Inc 135
7,345 (a) Cullinan Oncology, Inc 56
51,177 (a) Cytek Biosciences, Inc 205
42,716 (a) Cytokinetics, Inc 1,717
280,212 Danaher Corp 57,443
11,974 (a) Day One Biopharmaceuticals, Inc 95
49,642 (a) Denali Therapeutics, Inc 675
14,200 (a),(b) Design Therapeutics, Inc 55
3,831 (a) Disc Medicine, Inc 190
58,823 (a) Dynavax Technologies Corp 763
38,158 (a) Dyne Therapeutics, Inc 399
20,243 (a) Edgewise Therapeutics, Inc 445
35,681 (a),(b) Editas Medicine, Inc 41
242,401 (a) Elanco Animal Health, Inc 2,545
347,648 Eli Lilly & Co 287,126
11,786 (a) Enanta Pharmaceuticals, Inc 65
11,571 (a),(b) Enliven Therapeutics, Inc 228
10,600 (a),(b) Entrada Therapeutics, Inc 96
33,527 (a) Erasca, Inc 46
88,737 (a),(b) Esperion Thereapeutics, Inc 128
17,590 (a) Evolus, Inc 212
88,922 (a) Exact Sciences Corp 3,849
133,902 (a) Exelixis, Inc 4,944
12,962 (a),(b) EyePoint Pharmaceuticals, Inc 70
42,216 (a),(b) Fate Therapeutics, Inc 33
141,270 (a),(b) Fluidigm Corp 153
10,305 (a),(b) Foghorn Therapeutics, Inc 38
45,181 (a) Fortrea Holdings, Inc 341
2,881 (a),(b) Frequency Therapeutics, Inc 50
29,069 (a) Fulcrum Therapeutics, Inc 84
23,909 (a) Generation Bio Co 10
245,957 (a) Geron Corp 391
544,676 Gilead Sciences, Inc 61,031
13,132 (a),(b) GRAIL, Inc 335
53,640 (a) Halozyme Therapeutics, Inc 3,423
12,195 (a) Harmony Biosciences Holdings, Inc 405
12,872 (a) Harrow Health, Inc 342
19,354 (a) Harvard Bioscience, Inc 11
6,489 (a),(b) Heron Therapeutics, Inc 14
76,480 (a),(b) Humacyte, Inc 130
31,278 (a) Ideaya Biosciences, Inc 512
2,211 (a),(b) IGM Biosciences, Inc 3
72,717 (a) Illumina, Inc 5,769
34,968 (a),(b) ImmunityBio, Inc 105
23,979 (a),(b) Immunome, Inc 161
19,494 (a),(b) Immunovant, Inc 333
73,275 (a) Incyte Corp 4,437
3,807 (a),(b) Inhibrx Biosciences, Inc 53
15,231 (a),(d) Inhibrx, Inc 10

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
34,523 (a) Innoviva, Inc $ 626
12,024 (a) Inovio Pharmaceuticals, Inc 20
16,918 (a),(b) Inozyme Pharma, Inc 15
72,421 (a) Insmed, Inc 5,525
34,856 (a),(b) Intellia Therapeutics, Inc 248
41,547 (a) Intra-Cellular Therapies, Inc 5,481
68,224 (a),(b) Ionis Pharmaceuticals, Inc 2,058
109,007 (a) Iovance Biotherapeutics, Inc 363
81,253 (a) IQVIA Holdings, Inc 14,325
95,014 (a) Ironwood Pharmaceuticals, Inc 140
11,046 (a) iTeos Therapeutics, Inc 66
8,802 (a) Janux Therapeutics, Inc 238
5,318 (a),(b) Jasper Therapeutics, Inc 23
22,568 (a) Jazz Pharmaceuticals plc 2,802
1,046,201 Johnson & Johnson 173,502
10,666 (a) KalVista Pharmaceuticals, Inc 123
8,516 (a) Keros Therapeutics, Inc 87
11,321 (a) Kiniksa Pharmaceuticals Ltd 251
18,276 (a) Kodiak Sciences, Inc 51
9,785 (a) Krystal Biotech, Inc 1,764
31,598 (a) Kura Oncology, Inc 209
15,771 (a) Kymera Therapeutics, Inc 432
69,606 (a),(b) Larimar Therapeutics, Inc 150
5,908 (a),(b) LENZ Therapeutics, Inc 152
4,815 (a),(b) Lexeo Therapeutics, Inc 17
8,586 (a) Ligand Pharmaceuticals, Inc (Class B) 903
65,652 (a),(b) Lineage Cell Therapeutics, Inc 30
24,455 (a) Liquidia Corp 361
77,816 (a) Lyell Immunopharma, Inc 42
32,187 (a) MacroGenics, Inc 41
8,182 (a),(b) Madrigal Pharmaceuticals, Inc 2,710
11,133 (a),(b) Magenta Therapeutics, Inc 202
94,899 (a) MannKind Corp 477
54,984 (a) Maravai LifeSciences Holdings, Inc 122
51,230 (a),(b) MaxCyte, Inc 140
11,925 (a) Medpace Holdings, Inc 3,633
10,086 (a) MeiraGTx Holdings plc 68
1,098,800 Merck & Co, Inc 98,628
2,255 Mesa Laboratories, Inc 268
9,513 (a) Mettler-Toledo International, Inc 11,234
60,615 (a) MiMedx Group, Inc 461
33,765 (a),(b) Mind Medicine MindMed, Inc 198
7,068 (a) Mineralys Therapeutics, Inc 112
8,147 (a) Mirum Pharmaceuticals, Inc 367
151,753 (a) Moderna, Inc 4,302
14,704 (a),(b) Monte Rosa Therapeutics, Inc 68
46,607 (a) Myriad Genetics, Inc 413
51,554 (a) Natera, Inc 7,290
25,317 (a) Nautilus Biotechnology, Inc 22
84,671 (a) Nektar Therapeutics 58
39,443 (a),(b) Neumora Therapeutics, Inc 39
45,814 (a) Neurocrine Biosciences, Inc 5,067
4,815 (a),(b) Neurogene, Inc 56
9,374 (a),(b) Nkarta, Inc 17
45,159 (a),(b) Novavax, Inc 289
17,085 (a) Nurix Therapeutics, Inc 203
10,256 (a) Nuvalent, Inc 727
35,946 (a),(b) Nuvation Bio, Inc 63
119,984 (a),(b) Ocugen, Inc 85
48,855 (a) Ocular Therapeutix, Inc 358
13,370 (a) Olema Pharmaceuticals, Inc 50
26,439 (a),(b) Omeros Corp 217

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
3,255 (a),(d) OmniAb Operations, Inc $ 0 ^
3,255 (a),(d) OmniAb Operations, Inc 0 ^
42,012 (a),(b) OmniAb, Inc 101
13,691 (a) Organogenesis Holdings, Inc 59
99,908 Organon & Co 1,488
19,543 (a),(b) ORIC Pharmaceuticals, Inc 109
29,936 (a) Ovid therapeutics, Inc 9
23,821 (a) Pacira BioSciences, Inc 592
7,281 (a),(b) PepGen, Inc 10
59,289 PerkinElmer, Inc 6,273
48,417 (b) Perrigo Co plc 1,358
21,996 (a) Perspective Therapeutics, Inc 47
2,477,362 Pfizer, Inc 62,776
456 (a),(b) Phathom Pharmaceuticals, Inc 3
12,927 Phibro Animal Health Corp 276
27,964 (a) Pliant Therapeutics, Inc 38
8,041 (a) Praxis Precision Medicines, Inc 305
39,456 (a),(b) Precigen, Inc 59
24,486 (a) Prestige Consumer Healthcare, Inc. 2,105
19,579 (a),(b) Prime Medicine, Inc 39
30,525 (a),(b) ProKidney Corp 27
22,557 (a) Protagonist Therapeutics, Inc 1,091
18,603 (a) Prothena Corp plc 230
37,990 (a) PTC Therapeutics, Inc 1,936
15,918 (a),(b) Q32 Bio, Inc 26
88,852 QIAGEN NV 3,567
16,838 (a) Quanterix Corp 110
46,832 (a),(b) Quantum-Si, Inc 56
6,533 (a),(b) RAPT Therapeutics, Inc 8
66,632 (a),(b) Recursion Pharmaceuticals, Inc 352
46,102 Regeneron Pharmaceuticals, Inc 29,239
19,715 (a) REGENXBIO, Inc 141
31,945 (a) Relay Therapeutics, Inc 84
26,192 (a) Repligen Corp 3,333
10,254 (a) Replimune Group, Inc 100
71,048 (a) REVOLUTION Medicines, Inc 2,512
25,414 (a),(b) Rhythm Pharmaceuticals, Inc 1,346
20,281 (a) Rocket Pharmaceuticals, Inc 135
178,841 (a) Roivant Sciences Ltd 1,805
165,226 Royalty Pharma plc 5,143
28,225 (a) Sage Therapeutics, Inc 224
46,510 (a),(b) Sana Biotechnology, Inc 78
41,917 (a) Sarepta Therapeutics, Inc 2,675
38,005 (a),(b) Savara, Inc 105
34,696 (a) Scholar Rock Holding Corp 1,115
14,352 (a),(b) scPharmaceuticals, Inc 38
3,372 (a),(b) Selecta Biosciences, Inc 44
35,191 (a) SIGA Technologies, Inc 193
10,251 (a) Soleno Therapeutics, Inc 732
99,083 (a),(b),(d) Sorrento Therapeutics, Inc 25
43,033 (a) Sotera Health Co 502
35,381 (a) SpringWorks Therapeutics, Inc 1,561
16,178 (a),(b) Spyre Therapeutics, Inc 261
10,464 (a) Stoke Therapeutics, Inc 70
21,189 (a),(b) Summit Therapeutics, Inc 409
26,807 (a) Supernus Pharmaceuticals, Inc 878
15,843 (a) Sutro Biopharma, Inc 10
24,529 (a) Syndax Pharmaceuticals, Inc 301
23,918 (a),(b) Tango Therapeutics, Inc 33
9,396 (a) Tarsus Pharmaceuticals, Inc 483
75,209 (a),(b) Taysha Gene Therapies, Inc 105
22,763 (a),(b) Tenaya Therapeutics, Inc 13

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
21,241 (a) Terns Pharmaceuticals, Inc $ 59
44,021 (a),(b) TG Therapeutics, Inc 1,736
29,259 (a) Theravance Biopharma, Inc 261
166,246 Thermo Fisher Scientific, Inc 82,724
9,283 (a) Third Harmonic Bio, Inc 32
10,802 (a) Tourmaline Bio, Inc 164
25,726 (a) Travere Therapeutics, Inc 461
17,957 (a) TScan Therapeutics, Inc 25
26,284 (a) Twist Bioscience Corp 1,032
6,957 (a),(b) Tyra Biosciences, Inc 65
33,751 (a) Ultragenyx Pharmaceutical, Inc 1,222
20,495 (a) United Therapeutics Corp 6,318
9,811 (a),(b) UroGen Pharma Ltd 109
31,395 (a) Vanda Pharmaceuticals, Inc 144
54,763 (a) Vaxcyte, Inc 2,068
30,037 (a) Ventyx Biosciences, Inc 35
4,186 (a) Vera Therapeutics, Inc 101
36,815 (a) Veracyte, Inc 1,092
24,994 (a) Vericel Corp 1,115
112,770 (a) Vertex Pharmaceuticals, Inc 54,673
23,209 (a) Verve Therapeutics, Inc 106
444,243 Viatris, Inc 3,869
47,438 (a),(b) Viking Therapeutics, Inc 1,146
32,800 (a),(b) Vir Biotechnology, Inc 213
16,873 (a) Viridian Therapeutics, Inc 227
15,628 (a),(b) Voyager Therapeutics, Inc 53
26,906 (a) Waters Corp 9,917
29,537 (a) WaVe Life Sciences Ltd 239
32,717 West Pharmaceutical Services, Inc 7,325
27,098 (a) Xencor, Inc 288
67,913 (a) Xeris Biopharma Holdings, Inc 373
3,848 (a) XOMA Corp 77
19,065 (a),(b) Y-mAbs Therapeutics, Inc 84
18,143 (a) Zentalis Pharmaceuticals, Inc 29
17,404 (a),(b) Zevra Therapeutics, Inc 130
196,582 Zoetis, Inc 32,367
26,472 (a) Zymeworks, Inc 315
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,524,790
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
62,854 (a) Anywhere Real Estate, Inc 209
130,957 (a) CBRE Group, Inc 17,127
133,621 (a) Compass, Inc 1,167
185,536 (a) CoStar Group, Inc 14,700
66,192 (a) Cushman & Wakefield plc 677
28,436 (b) eXp World Holdings, Inc 278
425 (a) Forestar Group, Inc 9
9,884 (a) FRP Holdings, Inc 282
16,878 (a) Howard Hughes Holdings, Inc 1,250
20,866 (a) Jones Lang LaSalle, Inc 5,173
44,610 Kennedy-Wilson Holdings, Inc 387
11,498 Marcus & Millichap, Inc 396
29,716 Newmark Group, Inc 362
228,590 (a),(b) Opendoor Technologies, Inc 233
13,117 (a) Re/Max Holdings, Inc 110
44,481 (a) Real Brokerage, Inc 181
57,095 (a) Redfin Corp 526
5,123 RMR Group, Inc 85
1,875 (a) Seaport Entertainment Group, Inc 40
18,561 St. Joe Co 871
5,909 (a) Star Holdings 50
3,112 (a) Stratus Properties, Inc 55
12,164 (a) Tejon Ranch Co 193

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
20,587 (a) Zillow Group, Inc (Class A) $ 1,376
64,232 (a) Zillow Group, Inc (Class C) 4,404
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 50,141
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.6%
24,578 (a) ACM Research, Inc 574
694,683 (a) Advanced Micro Devices, Inc 71,372
12,826 (a),(b) Aehr Test Systems 94
26,133 (a) Allegro MicroSystems, Inc 657
15,539 (a) Alpha & Omega Semiconductor Ltd 386
19,074 (a) Ambarella, Inc 960
55,705 Amkor Technology, Inc 1,006
215,512 Analog Devices, Inc 43,462
349,334 Applied Materials, Inc 50,695
48,719 (a) Astera Labs, Inc 2,907
16,075 (a) Axcelis Technologies, Inc 798
1,997,803 Broadcom, Inc 334,492
15,710 (a) Ceva, Inc 402
20,067 (a) Cirrus Logic, Inc 2,000
26,675 (a) Cohu, Inc 392
51,954 (a) Credo Technology Group Holding Ltd 2,086
23,788 (a) Diodes, Inc 1,027
58,530 (a) Enphase Energy, Inc 3,632
64,526 Entegris, Inc 5,645
48,242 (a) First Solar, Inc 6,099
30,004 (a) Formfactor, Inc 849
39,047 (a),(b) GLOBALFOUNDRIES, Inc 1,441
15,133 (a) Ichor Holdings Ltd 342
8,061 (a) Impinj, Inc 731
51,148 (a),(b) indie Semiconductor, Inc 104
1,860,796 Intel Corp 42,259
57,370 KLA Corp 39,000
26,815 Kulicke & Soffa Industries, Inc 884
560,757 Lam Research Corp 40,767
57,085 (a) Lattice Semiconductor Corp 2,994
27,137 (a) MACOM Technology Solutions Holdings, Inc 2,724
376,241 Marvell Technology, Inc 23,165
38,172 (a) MaxLinear, Inc 415
232,777 Microchip Technology, Inc 11,269
479,022 Micron Technology, Inc 41,622
33,135 MKS Instruments, Inc 2,656
20,588 Monolithic Power Systems, Inc 11,941
50,806 (a),(b) Navitas Semiconductor Corp 104
2,338 NVE Corp 149
10,162,013 Nvidia Corp 1,101,359
181,289 (a) ON Semiconductor Corp 7,377
21,454 (a) Onto Innovation, Inc 2,603
20,605 (a) PDF Solutions, Inc 394
29,998 (a) Photronics, Inc 623
25,919 Power Integrations, Inc 1,309
40,211 (a) Qorvo, Inc 2,912
483,505 QUALCOMM, Inc 74,271
40,191 (a) Rambus, Inc 2,081
70,556 (a),(b) Rigetti Computing, Inc 559
23,131 (a) Semtech Corp 796
15,676 (a),(b) Silicon Laboratories, Inc 1,765
7,023 (a) SiTime Corp 1,074
12,927 (a),(b) SkyWater Technology, Inc 92
68,458 Skyworks Solutions, Inc 4,424
15,494 (a) SMART Global Holdings, Inc 269
19,257 (a) Synaptics, Inc 1,227
63,813 Teradyne, Inc 5,271
394,521 Texas Instruments, Inc 70,895

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
23,500 (a) Ultra Clean Holdings $ 503
20,752 Universal Display Corp 2,894
25,957 (a) Veeco Instruments, Inc 521
62,345 (a),(b) Wolfspeed, Inc 191
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,035,512
SOFTWARE & SERVICES - 10.9%
65,506 (a) 8x8, Inc 131
32,215 A10 Networks, Inc 526
272,878 Accenture plc 85,149
51,028 (a) ACI Worldwide, Inc 2,792
57,275 Adeia, Inc 757
187,660 (a) Adobe, Inc 71,973
11,056 (a) Agilysys, Inc 802
70,255 (a) Akamai Technologies, Inc 5,656
26,945 (a) Alarm.com Holdings, Inc 1,500
15,192 (a) Alkami Technology, Inc 399
43,138 Amdocs Ltd 3,947
15,720 American Software, Inc (Class A) 224
28,669 (a) Amplitude, Inc 292
36,383 (a) Ansys, Inc 11,517
9,509 (a) Appfolio, Inc 2,091
20,140 (a) Appian Corp 580
33,758 (a),(b) Applied Digital Corp 190
113,915 (a) AppLovin Corp 30,184
13,197 (a) Arteris, Inc 91
40,356 (a) Asana, Inc 588
19,073 (a) ASGN, Inc 1,202
69,897 (a) Atlassian Corp Ltd 14,833
392,127 (a) Aurora Innovation, Inc 2,637
92,024 (a) Autodesk, Inc 24,092
66,029 (a) AvePoint, Inc 953
19,045 (a) Backblaze, Inc 92
65,819 Bentley Systems, Inc 2,589
24,476 (a) BigCommerce Holdings, Inc 141
41,178 (a) BILL Holdings, Inc 1,890
36,478 (a),(b) Bit Digital, Inc 74
17,422 (a) Blackbaud, Inc 1,081
29,853 (a) BlackLine, Inc 1,445
108,065 (a) Blend Labs, Inc 362
66,925 (a) Box, Inc 2,065
17,121 (a) Braze, Inc 618
29,086 (a) C3.ai, Inc 612
119,186 (a) Cadence Design Systems, Inc 30,313
161,339 (a) CCC Intelligent Solutions Holdings, Inc 1,457
22,039 (a) Cerence, Inc 174
80,624 (a),(b) Cipher Mining, Inc 185
82,383 (a),(b) Cleanspark, Inc 554
31,897 (b) Clear Secure, Inc 826
65,042 (a) Clearwater Analytics Holdings, Inc 1,743
131,353 (a) Cloudflare, Inc 14,802
213,584 Cognizant Technology Solutions Corp (Class A) 16,339
20,876 (a) Commvault Systems, Inc 3,293
113,585 (a) Confluent, Inc 2,662
7,805 (a) Consensus Cloud Solutions, Inc 180
83,149 (a) Core Scientific, Inc 602
13,583 (a) Couchbase, Inc 214
100,324 (a) Crowdstrike Holdings, Inc 35,372
6,968 (a) CS Disco, Inc 29
127,402 (a) Datadog, Inc 12,640
7,264 (a),(b) Digimarc Corp 93
46,104 (a) Digital Turbine, Inc 125
20,516 (a) DigitalOcean Holdings, Inc 685

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
83,414 (a) DocuSign, Inc $ 6,790
29,210 Dolby Laboratories, Inc (Class A) 2,346
15,039 (a) Domo, Inc 117
55,975 (a) DoubleVerify Holdings, Inc 748
93,924 (a) Dropbox, Inc 2,509
44,289 (a),(b) D-Wave Quantum, Inc 337
83,626 (a) DXC Technology Co 1,426
125,445 (a) Dynatrace, Inc 5,915
87,429 (a) E2open Parent Holdings, Inc 175
10,699 (a) eGain Corp 52
37,517 (a) Elastic NV 3,343
13,046 (a) Enfusion, Inc 145
24,067 (a) EPAM Systems, Inc 4,063
12,378 (a) EverCommerce, Inc 125
10,239 (a) Fair Isaac Corp 18,882
58,075 (a) Fastly, Inc 368
37,675 (a) Five9, Inc 1,023
275,135 (a) Fortinet, Inc 26,485
80,143 (a) Freshworks, Inc 1,131
32,250 (a) Gartner, Inc 13,537
250,363 Gen Digital, Inc 6,645
55,662 (a) Gitlab, Inc 2,616
18,760 (a) Globant S.A. 2,208
59,140 (a) GoDaddy, Inc 10,653
15,258 (a) Grid Dynamics Holdings, Inc 239
35,446 (a) Guidewire Software, Inc 6,641
17,956 Hackett Group, Inc 525
21,819 (a) HubSpot, Inc 12,465
37,438 (a) Hut 8 Corp 435
9,245 (a) I3 Verticals, Inc 228
5,474 (a) IBEX Holdings Ltd 133
17,943 (a) Informatica, Inc 313
18,219 Information Services Group, Inc 71
23,854 (a) Intapp, Inc 1,393
9,478 InterDigital, Inc 1,960
397,826 International Business Machines Corp 98,923
118,420 Intuit, Inc 72,709
29,050 (a) Jamf Holding Corp 353
95,867 (a) Kyndryl Holdings, Inc 3,010
35,615 (a) LiveRamp Holdings, Inc 931
24,716 (a) Manhattan Associates, Inc 4,277
102,816 (a),(b) Marathon Digital Holdings, Inc 1,182
11,893 (a) MeridianLink, Inc 220
3,228,030 Microsoft Corp 1,211,770
100,558 (a),(b) MicroStrategy, Inc (Class A) 28,988
22,456 (a) Mitek Systems, Inc 185
31,781 (a) MongoDB, Inc 5,574
19,169 (a) N-able, Inc 136
25,933 (a),(b) nCino OpCo, Inc 712
68,992 (a) NCR Corp 673
34,975 (a),(b) NextNav, Inc 426
107,369 (a) Nutanix, Inc 7,495
67,719 (a) Okta, Inc 7,125
46,103 (a) Olo, Inc 278
4,837 (a) ON24, Inc 25
21,489 OneSpan, Inc 328
13,047 (a) Ooma, Inc 171
695,854 Oracle Corp 97,287
18,910 (a),(b) Pagaya Technologies Ltd 198
41,005 (a) PagerDuty, Inc 749
896,125 (a) Palantir Technologies, Inc 75,633
279,835 (a) Palo Alto Networks, Inc 47,751

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
5,466 (b) Park City Group, Inc $ 111
22,404 Pegasystems, Inc 1,558
49,471 (a) Procore Technologies, Inc 3,266
23,997 Progress Software Corp 1,236
19,034 (a) PROS Holdings, Inc 362
52,897 (a) PTC, Inc 8,196
29,530 (a) Q2 Holdings, Inc 2,363
18,605 (a) Qualys, Inc 2,343
32,323 (a),(b) Rackspace Technology, Inc 55
31,056 (a) Rapid7, Inc 823
4,854 Red Violet, Inc 182
24,959 (a),(b) Rimini Street, Inc 87
44,149 (a) RingCentral, Inc 1,093
126,644 (a),(b) Riot Platforms, Inc 902
45,952 Roper Industries, Inc 27,092
402,115 Salesforce, Inc 107,912
15,268 Sapiens International Corp NV 414
15,611 (a) SEMrush Holdings, Inc 146
113,808 (a) SentinelOne, Inc 2,069
89,197 (a) ServiceNow, Inc 71,013
134,507 (a) Snowflake, Inc 19,660
19,169 SolarWinds Corp 353
137,969 (a),(b) SoundHound AI, Inc 1,120
4,906 (a) SoundThinking, Inc 83
42,968 (a) Sprinklr, Inc 359
24,107 (a) Sprout Social, Inc 530
19,690 (a) SPS Commerce, Inc 2,613
67,156 (a) Synopsys, Inc 28,800
26,632 (a) Telos Corp 63
49,510 (a) Tenable Holdings, Inc 1,732
51,680 (a) Teradata Corp 1,162
71,297 (a),(b) Terawulf, Inc 195
200,238 (a) Trade Desk, Inc 10,957
6,516 (a),(b) Tucows, Inc 110
67,810 (a) Twilio, Inc 6,639
18,223 (a) Tyler Technologies, Inc 10,595
192,445 (a) UiPath, Inc 1,982
38,674 (a) Unisys Corp 178
143,370 (a),(b) Unity Software, Inc 2,809
56,469 (a) Varonis Systems, Inc 2,284
35,164 (a) Verint Systems, Inc 628
35,541 (a) VeriSign, Inc 9,023
25,338 (a) Vertex, Inc 887
6,012 (a) Viant Technology, Inc 75
16,330 (a) Weave Communications, Inc 181
90,561 (a) Workday, Inc 21,149
22,930 (a) Workiva, Inc 1,741
22,910 (a) Xperi, Inc 177
55,032 (a) Yext, Inc 339
82,349 (a) Zeta Global Holdings Corp 1,117
111,990 (a) Zoom Video Communications, Inc 8,262
41,021 (a) Zscaler, Inc 8,139
TOTAL SOFTWARE & SERVICES 2,574,679
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
6,963 (a),(b) 908 Devices, Inc 31
35,649 (a) ADTRAN Holdings, Inc 311
20,999 Advanced Energy Industries, Inc 2,001
8,262 (a),(b) Aeva Technologies, Inc 58
509,278 Amphenol Corp (Class A) 33,404
6,396,749 Apple, Inc 1,420,910
17,372 (a),(b) Applied Optoelectronics, Inc 267
452,662 (a) Arista Networks, Inc 35,072

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
47,303 (a) Arlo Technologies, Inc $ 467
19,758 (a) Arrow Electronics, Inc 2,051
5,662 (a) Aviat Networks, Inc 109
36,381 Avnet, Inc 1,750
13,192 Badger Meter, Inc 2,510
5,150 Bel Fuse, Inc (Class B) 386
17,713 Belden CDT, Inc 1,776
19,531 Benchmark Electronics, Inc 743
28,887 (a) Calix, Inc 1,024
59,937 CDW Corp 9,605
66,786 (a) Ciena Corp 4,036
1,734,901 Cisco Systems, Inc 107,061
8,964 (a) Clearfield, Inc 266
2,062 Climb Global Solutions, Inc 228
83,398 Cognex Corp 2,488
59,436 (a) Coherent Corp 3,860
97,017 (a) CommScope Holding Co, Inc 515
344,032 Corning, Inc 15,750
8,680 (a) Corsair Gaming, Inc 77
21,581 Crane NXT Co 1,109
17,421 CTS Corp 724
19,434 (a) Daktronics, Inc 237
118,988 Dell Technologies, Inc 10,846
11,671 (a) Diebold Nixdorf, Inc 510
18,652 (a) Digi International, Inc 519
24,605 (a) Eastman Kodak Co 155
8,409 (a) ePlus, Inc 513
43,075 (a),(b) Evolv Technologies Holdings, Inc 134
62,313 (a) Extreme Networks, Inc 824
22,831 (a) F5 Networks, Inc 6,079
16,219 (a) Fabrinet 3,203
9,925 (a) FARO Technologies, Inc 271
58,321 (a) Harmonic, Inc 559
567,369 Hewlett Packard Enterprise Co 8,755
412,696 HP, Inc 11,428
15,475 Immersion Corp 117
10,480 (a) Insight Enterprises, Inc 1,572
89,924 (a) IonQ, Inc 1,985
14,955 (a) IPG Photonics Corp 944
17,013 (a) Itron, Inc 1,782
47,413 Jabil Inc 6,451
124,358 Juniper Networks, Inc 4,501
76,037 (a) Keysight Technologies, Inc 11,388
21,162 (a) Kimball Electronics, Inc 348
28,141 (a) Knowles Corp 428
57,291 (a),(b) Lightwave Logic, Inc 59
13,151 Littelfuse, Inc 2,587
36,595 (a) Lumentum Holdings, Inc 2,281
20,833 Methode Electronics, Inc 133
86,400 (a),(b) MicroVision, Inc 107
70,213 (a) Mirion Technologies, Inc 1,018
70,748 Motorola Solutions, Inc 30,974
15,874 Napco Security Technologies, Inc 365
84,174 NetApp, Inc 7,394
16,454 (a) Netgear, Inc 402
43,446 (a) Netscout Systems, Inc 913
20,535 (a) nLight, Inc 160
18,332 (a) Novanta, Inc 2,344
9,244 (a),(b) OSI Systems, Inc 1,796
20,398 (a),(b) Ouster, Inc 183
12,941 (a) PAR Technology Corp 794
8,216 PC Connection, Inc 513

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
12,002 (a) Plexus Corp $ 1,538
42,352 (a) Powerfleet, Inc 233
128,500 (a) Pure Storage, Inc 5,689
37,508 (a) Ribbon Communications, Inc 147
5,943 Richardson Electronics Ltd 66
8,376 (a) Rogers Corp 566
48,267 (a) SanDisk Corp 2,298
28,498 (a) Sanmina Corp 2,171
17,777 (a) Scansource, Inc 605
61,017 (a) SmartRent, Inc 74
217,431 (a),(b) Super Micro Computer, Inc 7,445
29,730 TD SYNNEX Corp 3,091
19,582 (a) Teledyne Technologies, Inc 9,746
103,834 (a) Trimble Inc 6,817
51,948 (a) TTM Technologies, Inc 1,065
8,166 (a) Turtle Beach Corp 117
1,436 Ubiquiti, Inc 445
59,678 (a) Viasat, Inc 622
89,946 (a) Viavi Solutions, Inc 1,006
52,971 (b) Vishay Intertechnology, Inc 842
9,508 (a) Vishay Precision Group, Inc 229
71,903 Vontier Corp 2,362
144,802 (a) Western Digital Corp 5,854
58,625 (b) Xerox Holdings Corp 283
21,727 (a) Zebra Technologies Corp (Class A) 6,139
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,833,611
TELECOMMUNICATION SERVICES - 1.0%
7,472 (a) Anterix, Inc 273
43,035 (a),(b) AST SpaceMobile, Inc 979
3,116,530 AT&T, Inc 88,135
7,918 ATN International, Inc 161
12,460 (a) Bandwidth, Inc 163
15,982 Cogent Communications Group, Inc 980
104,845 (a) Frontier Communications Parent, Inc 3,760
52,848 (a),(d) GCI Liberty, Inc 1
22,084 (a),(b) Globalstar, Inc 461
13,459 (a),(b) Gogo, Inc 116
11,096 IDT Corp 569
35,130 (b) Iridium Communications, Inc 960
78,661 (a) Liberty Global Ltd 905
82,270 (a) Liberty Global Ltd 985
29,453 (a) Liberty Latin America Ltd (Class A) 186
84,348 (a) Liberty Latin America Ltd (Class C) 524
470,270 (a) Lumen Technologies, Inc 1,843
26,373 Shenandoah Telecom Co 331
8,527 Spok Holdings, Inc 140
34,346 Telephone and Data Systems, Inc 1,331
205,079 T-Mobile US, Inc 54,697
1,829,246 Verizon Communications, Inc 82,975
TOTAL TELECOMMUNICATION SERVICES 240,475
TRANSPORTATION - 1.4%
2,651 (a) Air Transport Services Group, Inc 60
60,779 (a) Alaska Air Group, Inc 2,992
8,270 Allegiant Travel Co 427
4,307 (a),(b) Amerco, Inc 282
295,321 (a) American Airlines Group, Inc 3,116
8,772 ArcBest Corp 619
8,746 (a),(b) Avis Budget Group, Inc 664
28,768 (a) Blade Air Mobility, Inc 79
49,525 CH Robinson Worldwide, Inc 5,071
23,634 Costamare, Inc 233
17,344 Covenant Logistics Group, Inc 385

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
849,887 CSX Corp $ 25,012
271,287 Delta Air Lines, Inc 11,828
58,116 Expeditors International Washington, Inc 6,988
96,388 FedEx Corp 23,497
11,658 (a),(b) Forward Air Corp 234
18,987 (a),(b) Frontier Group Holdings, Inc 82
49,956 (b) FTAI Infrastructure, Inc 226
17,525 Genco Shipping & Trading Ltd 234
62,934 Golden Ocean Group Ltd 502
58,331 (a) GXO Logistics, Inc 2,280
26,012 Heartland Express, Inc 240
47,325 (a),(b) Hertz Global Holdings, Inc 186
14,156 (b) Himalaya Shipping Ltd 78
18,600 Hub Group, Inc (Class A) 691
35,964 JB Hunt Transport Services, Inc 5,321
124,072 (a),(b) JetBlue Airways Corp 598
128,773 (a),(b) Joby Aviation, Inc 775
25,265 (a) Kirby Corp 2,552
79,606 Knight-Swift Transportation Holdings, Inc 3,462
13,328 Landstar System, Inc 2,002
154,071 (a) Lyft, Inc (Class A) 1,829
34,852 Marten Transport Ltd 478
12,373 Matson, Inc 1,586
99,804 Norfolk Southern Corp 23,639
83,806 Old Dominion Freight Line 13,866
18,024 Pangaea Logistics Solutions Ltd 86
29,335 (a) Radiant Logistics, Inc 180
52,508 (a) RXO, Inc 1,003
16,381 Ryder System, Inc 2,356
33,371 Safe Bulkers, Inc 123
12,372 (a) Saia, Inc 4,323
22,723 Schneider National, Inc 519
14,929 (a) Skywest, Inc 1,304
256,687 Southwest Airlines Co 8,620
9,455 (a) Sun Country Airlines Holdings, Inc 116
885,171 (a) Uber Technologies, Inc 64,494
38,763 (b) U-Haul Holding Co 2,294
263,845 Union Pacific Corp 62,331
142,381 (a) United Airlines Holdings, Inc 9,831
319,940 United Parcel Service, Inc (Class B) 35,190
6,297 Universal Truckload Services, Inc 165
36,247 Werner Enterprises, Inc 1,062
46,020 (a) XPO, Inc 4,951
TOTAL TRANSPORTATION 341,062
UTILITIES - 2.5%
274,445 AES Corp 3,409
17,390 Allete, Inc 1,143
116,456 Alliant Energy Corp 7,494
21,469 (a) Altus Power, Inc 106
119,825 Ameren Corp 12,030
231,965 American Electric Power Co, Inc 25,347
20,132 American States Water Co 1,584
84,907 American Water Works Co, Inc 12,525
65,063 Atmos Energy Corp 10,057
33,562 Avista Corp 1,405
34,402 Black Hills Corp 2,086
44,578 (b) Brookfield Infrastructure Corp 1,613
72,027 (b) Brookfield Renewable Corp 2,011
27,522 California Water Service Group 1,334
285,023 Centerpoint Energy, Inc 10,326
9,405 Chesapeake Utilities Corp 1,208
10,556 Clearway Energy, Inc (Class A) 300

Equity Index

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
20,458 Clearway Energy, Inc (Class C) $ 619
124,140 CMS Energy Corp 9,324
144,507 Consolidated Edison, Inc 15,981
7,347 Consolidated Water Co, Inc 180
135,640 Constellation Energy Corp 27,349
372,255 Dominion Energy, Inc 20,872
91,268 DTE Energy Co 12,620
334,936 Duke Energy Corp 40,852
169,688 Edison International 9,998
188,124 Entergy Corp 16,083
103,103 Essential Utilities, Inc 4,076
88,505 Evergy, Inc 6,102
155,283 Eversource Energy 9,645
441,567 Exelon Corp 20,347
251,646 FirstEnergy Corp 10,172
9,688 Genie Energy Ltd 146
6,410 Global Water Resources, Inc 66
51,729 (a) Hawaiian Electric Industries, Inc 566
23,041 Idacorp, Inc 2,678
96,446 MDU Resources Group, Inc 1,631
14,433 MGE Energy, Inc 1,342
11,759 Middlesex Water Co 754
33,009 (a) Montauk Renewables, Inc 69
39,090 National Fuel Gas Co 3,096
38,348 New Jersey Resources Corp 1,881
895,305 NextEra Energy, Inc 63,468
209,437 NiSource, Inc 8,396
14,483 Northwest Natural Holding Co 619
27,636 NorthWestern Corp 1,599
86,470 NRG Energy, Inc 8,254
96,380 OGE Energy Corp 4,430
27,567 ONE Gas, Inc 2,084
24,734 Ormat Technologies, Inc 1,750
16,819 Otter Tail Corp 1,352
962,345 (e) PG&E Corp 16,533
46,577 Pinnacle West Capital Corp 4,436
28,323 PNM Resources, Inc 1,515
40,332 Portland General Electric Co 1,799
332,474 PPL Corp 12,006
218,694 Public Service Enterprise Group, Inc 17,999
11,616 (a) Pure Cycle Corp 122
280,364 Sempra Energy 20,007
12,005 SJW Corp 657
477,228 Southern Co 43,881
28,412 Southwest Gas Holdings Inc 2,040
21,354 Spire, Inc 1,671
93,694 UGI Corp 3,098
10,272 Unitil Corp 593
150,932 Vistra Corp 17,725
135,580 WEC Energy Group, Inc 14,776
249,269 Xcel Energy, Inc 17,646
9,006 York Water Co 312
TOTAL UTILITIES 579,195
TOTAL COMMON STOCKS
(Cost $7,220,834) 23,381,648

Investments in Derivatives
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,208 (d) AstraZeneca plc 02/20/29 $ 2
7,917 (d) Chinook Therapeutics, Inc 01/02/30 1
6,981 (d) Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3
TOTAL RIGHTS/WARRANTS
(Cost $3) 3
TOTAL LONG-TERM INVESTMENTS
(Cost $7,220,837) 23,381,651
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
61,801,946 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .360% (g) 61,802
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $61,802) 61,802
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.4%
$ 3,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 07/15/25 2,964
50,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/28/25 49,836
50,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/14/25 49,746
5,000,000 Freddie Mac Discount Notes 0 .000 04/07/25 4,996
TOTAL GOVERNMENT AGENCY DEBT 107,542
TREASURY DEBT - 0.1%
16,442,000 United States Treasury Bill 0 .000 04/03/25 16,438
TOTAL TREASURY DEBT 16,438
TOTAL SHORT-TERM INVESTMENTS
(Cost $123,988) 123,980
TOTAL INVESTMENTS - 100.0%
(Cost $7,406,627) 23,567,433
OTHER ASSETS & LIABILITIES, NET - (0.0)% (10,490)
NET ASSETS - 100.0% $23,556,943
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $148,708,794.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) In bankruptcy
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 600 06/20/25  $ 171,164 $ 169,598 $ (1,566)

Equity Index

Portfolio of Investments March 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $23,381,601 $— $47 $23,381,648
Rights/Warrants — — 3 3
Investments purchased with collateral from securities lending 61,802 — — 61,802
Short-Term Investments
:
Government agency debt — 107,542 — 107,542
Treasury debt — 16,438 — 16,438
Investments in Derivatives
:
Futures contracts* (1,566) — — (1,566)
Total $23,441,837 $123,980 $50 $23,565,867
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments March 31, 2025
Core Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 96.7%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0 .0%
$ 570,435 (a) Beacon Roofing Supply, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .325% 05/19/28 $ 570
341,525 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .669 04/12/28 289
167,707 (a) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8 .585 10/15/29 125
42,026 (a) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .667 10/15/29 43
1,245,144 (a) TK Elevator US Newco Inc, Term Loan B, (TSFR6M + 3.500%) 7 .737 04/30/30 1,243
893,765 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .799 02/28/31 890
959,425 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.750%) 7 .049 03/22/30 959
TOTAL CAPITAL GOODS 4,119
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .0%
685,216 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .802 11/08/32 682
405,827 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .819 04/23/31 403
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,085
CONSUMER DURABLES & APPAREL - 0 .0%
166,074 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 2.000%) 6 .325 06/10/30 167
413,901 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .689 10/29/27 402
TOTAL CONSUMER DURABLES & APPAREL 569
CONSUMER SERVICES - 0 .1%
427,057 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6 .075 09/23/30 424
754,708 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 7 .075 01/31/31 745
663,109 (a) Carnival Corporation, Term Loan (2028), (TSFR1M + 2.000%) 6 .325 10/18/28 664
1,975,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 6 .049 11/29/30 1,970
352,316 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .825 12/15/27 350
922,833 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .181 03/15/28 926
577,420 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .562 03/06/28 490
TOTAL CONSUMER SERVICES 5,569
ENERGY - 0 .0%
350,052 (a) Buckeye Partners, L.P., Term Loan B5, (TSFR1M + 1.750%) 6 .075 11/02/26 350
TOTAL ENERGY 350
FINANCIAL SERVICES - 0 .0%
214,313 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B4, (TSFR1M + 1.500%) 5 .920 02/12/27 215
171,889 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 6 .072 06/24/30 172
2,106,362 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6 .075 06/24/31 2,102
TOTAL FINANCIAL SERVICES 2,489
FOOD, BEVERAGE & TOBACCO - 0 .0%
237,917 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 8 .061 11/26/27 231
TOTAL FOOD, BEVERAGE & TOBACCO 231
HEALTH CARE EQUIPMENT & SERVICES - 0 .0%
515,637 (a) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6 .575 10/23/28 515
377,021 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .325 12/03/31 377
123,746 (a) Team Health Holdings, Inc., Term Loan B, (TSFR3M + 5.250%) 9 .541 03/02/27 121
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,013
MATERIALS - 0 .0%
1,178,711 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .175 09/07/27 1,178
TOTAL MATERIALS 1,178
MEDIA & ENTERTAINMENT - 0 .0%
114,344 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .552 08/02/27 115
TOTAL MEDIA & ENTERTAINMENT 115
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
28,226 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .425 11/08/27 28
96,705 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR3M + 2.000%) 6 .463 11/15/27 96
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 124
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
551,185 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%) 7 .075 01/31/30 551
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 551
SOFTWARE & SERVICES - 0 .1%
1,241,309 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .075 09/12/29 1,237
70,405 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .687 05/15/28 72

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SOFTWARE & SERVICES (continued)
$ 368,163 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7 .187% 05/15/28 $ 172
692,110 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 4.250%) 8 .575 11/28/28 691
1,230,216 (a) Sophia, L.P., First Lien Term Loan B, (TSFR1M + 3.000%) 7 .325 10/29/29 1,230
882,131 (a) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7 .300 02/10/31 881
TOTAL SOFTWARE & SERVICES 4,283
TELECOMMUNICATION SERVICES - 0 .0%
296,813 (a) Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%) 7 .319 11/30/27 297
TOTAL TELECOMMUNICATION SERVICES 297
TRANSPORTATION - 0 .0%
202,950 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6 .319 03/21/31 201
200,349 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .043 10/20/27 203
TOTAL TRANSPORTATION 404
TOTAL BANK LOAN OBLIGATIONS
(Cost $22,577) 22,377
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 27.7%
AUTOMOBILES & COMPONENTS - 0.4%
EUR 500,000 (b) Dana Financing Luxembourg Sarl
3 .000 07/15/29 514
225,000 Dana, Inc
5 .375 11/15/27 222
350,000 Dana, Inc
5 .625 06/15/28 345
EUR 300,000 Ford Motor Credit Co LLC
5 .125 02/20/29 337
4,000,000 (b) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 3,966
EUR 500,000 General Motors Financial Co, Inc
0 .600 05/20/27 516
EUR 300,000 General Motors Financial Co, Inc
4 .300 02/15/29 335
10,550,000 General Motors Financial Co, Inc
4 .900 10/06/29 10,378
6,250,000 General Motors Financial Co, Inc
5 .850 04/06/30 6,363
2,550,000 General Motors Financial Co, Inc
5 .750 02/08/31 2,571
12,000,000 General Motors Financial Co, Inc
2 .700 06/10/31 10,236
4,975,000 General Motors Financial Co, Inc
5 .600 06/18/31 4,975
EUR 205,000 (b) Goodyear Europe BV
2 .750 08/15/28 206
3,575,000 (b) Hyundai Capital Services, Inc
2 .125 04/24/25 3,569
200,000 (b) Kia Corp
2 .750 02/14/27 194
150,000 (b) ZF North America Capital, Inc
6 .875 04/14/28 147
TOTAL AUTOMOBILES & COMPONENTS 44,874
BANKS - 5.7%
EUR 500,000 ABN AMRO Bank NV
4 .250 02/21/30 564
2,000,000 (b) Akbank T.A.S.
6 .800 06/22/31 1,975
1,875,000 (b) Banco Bradesco S.A.
6 .500 01/22/30 1,933
1,775,000 (b) Banco de Credito del Peru
3 .125 07/01/30 1,760
700,000 (b),(c) Banco de Credito e Inversiones S.A.
8 .750 N/A 743
3,000,000 (b) Banco Nacional de Panama
2 .500 08/11/30 2,484
2,175,000 (b) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
5 .621 12/10/29 2,198
EUR 600,000 (a) Banco Santander S.A.
0 .500 03/24/27 635
EUR 400,000 Banco Santander S.A.
0 .200 02/11/28 401
GBP 400,000 Banco Santander S.A.
4 .750 08/30/28 514
2,000,000 Bancolombia S.A.
8 .625 12/24/34 2,114
3,010,000 (b),(d) Bangkok Bank PCL
3 .466 09/23/36 2,654
1,750,000 (b) Banistmo S.A.
4 .250 07/31/27 1,684
8,100,000 (b) Bank Hapoalim BM
3 .255 01/21/32 7,751
6,300,000 (b) Bank Leumi Le-Israel BM
3 .275 01/29/31 6,135
EUR 300,000 Bank of America Corp
1 .776 05/04/27 321
55,925,000 Bank of America Corp
2 .592 04/29/31 50,230
12,400,000 Bank of America Corp
5 .288 04/25/34 12,456
4,600,000 Bank of America Corp
5 .511 01/24/36 4,682
25,175,000 Bank of America Corp
5 .744 02/12/36 25,127
26,750,000 Bank of America Corp
2 .676 06/19/41 18,974
10,175,000 (c) Bank of New York Mellon Corp
6 .300 N/A 10,429
GBP 300,000 Banque Federative du Credit Mutuel S.A.
4 .875 09/25/25 387
EUR 400,000 Barclays plc
0 .577 08/09/29 398
EUR 500,000 Barclays plc
4 .918 08/08/30 571
5,000,000 Barclays plc
4 .942 09/10/30 4,984

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 8,425,000 Barclays plc
5 .367% 02/25/31 $ 8,518
6,075,000 Barclays plc
3 .330 11/24/42 4,438
1,500,000 (b) BBVA Bancomer S.A.
5 .125 01/18/33 1,426
1,400,000 (b) BBVA Bancomer S.A.
8 .450 06/29/38 1,463
1,825,000 (b) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7 .625 02/11/35 1,843
5,600,000 (b) BNP Paribas S.A.
1 .904 09/30/28 5,216
EUR 700,000 BNP Paribas S.A.
3 .875 02/23/29 777
5,000,000 (b) BNP Paribas S.A.
2 .159 09/15/29 4,571
EUR 300,000 BPCE S.A.
0 .500 09/15/27 314
7,900,000 CitiBank NA
5 .570 04/30/34 8,118
36,375,000 Citigroup, Inc
3 .200 10/21/26 35,659
11,970,000 Citigroup, Inc
4 .125 07/25/28 11,778
7,100,000 Citigroup, Inc
4 .542 09/19/30 7,004
7,125,000 Citigroup, Inc
2 .572 06/03/31 6,345
8,625,000 Citigroup, Inc
6 .020 01/24/36 8,707
20,650,000 Citigroup, Inc
5 .333 03/27/36 20,575
6,750,000 (c) Citigroup, Inc
7 .625 N/A 7,022
8,425,000 Cooperatieve Rabobank UA
3 .750 07/21/26 8,316
GBP 600,000 Danske Bank A.S.
2 .250 01/14/28 739
EUR 500,000 Danske Bank A.S.
4 .125 01/10/31 565
7,350,000 Deutsche Bank AG.
5 .371 09/09/27 7,514
5,575,000 Deutsche Bank AG.
2 .311 11/16/27 5,357
4,325,000 Deutsche Bank AG.
6 .819 11/20/29 4,586
2,325,000 Deutsche Bank AG.
4 .999 09/11/30 2,314
2,425,000 (b) Development Bank of Kazakhstan JSC
2 .950 05/06/31 2,080
3,325,000 (b) Grupo Aval Ltd
4 .375 02/04/30 2,976
855,000 (b),(c) Hana Bank
3 .500 N/A 830
12,400,000 HSBC Holdings plc
7 .390 11/03/28 13,179
3,750,000 HSBC Holdings plc
3 .973 05/22/30 3,609
5,625,000 HSBC Holdings plc
5 .130 03/03/31 5,642
4,700,000 HSBC Holdings plc
5 .450 03/03/36 4,683
6,675,000 (c),(d) HSBC Holdings plc
6 .950 N/A 6,650
7,000,000 (c) Huntington Bancshares, Inc
5 .625 N/A 6,960
UGX 2,000,000,000 (b) ICBC Standard Bank plc
14 .250 06/26/34 467
2,125,000 (b) Intercorp Financial Services, Inc
4 .125 10/19/27 2,063
200,000 (b) Intesa Sanpaolo S.p.A
4 .198 06/01/32 179
2,400,000 (b) Itau Unibanco Holding S.A.
6 .000 02/27/30 2,451
14,600,000 JPMorgan Chase & Co
3 .200 06/15/26 14,425
8,325,000 JPMorgan Chase & Co
4 .323 04/26/28 8,284
EUR 600,000 JPMorgan Chase & Co
1 .638 05/18/28 632
16,900,000 JPMorgan Chase & Co
5 .581 04/22/30 17,432
10,500,000 JPMorgan Chase & Co
3 .702 05/06/30 10,104
5,450,000 JPMorgan Chase & Co
5 .140 01/24/31 5,535
2,150,000 JPMorgan Chase & Co
1 .953 02/04/32 1,829
19,775,000 JPMorgan Chase & Co
4 .912 07/25/33 19,618
24,425,000 JPMorgan Chase & Co
5 .350 06/01/34 24,822
3,200,000 JPMorgan Chase & Co
6 .254 10/23/34 3,437
22,925,000 JPMorgan Chase & Co
5 .766 04/22/35 23,826
9,200,000 JPMorgan Chase & Co
4 .946 10/22/35 9,003
3,975,000 JPMorgan Chase & Co
5 .502 01/24/36 4,061
2,625,000 JPMorgan Chase & Co
2 .525 11/19/41 1,815
10,750,000 JPMorgan Chase & Co
3 .157 04/22/42 8,026
9,375,000 (c) JPMorgan Chase & Co
6 .875 N/A 9,847
6,250,000 (c) JPMorgan Chase & Co
3 .650 N/A 6,110
EUR 1,675,000 Kreditanstalt fuer Wiederaufbau
2 .625 01/10/34 1,768
5,950,000 (c) M&T Bank Corp
3 .500 N/A 5,644
3,675,000 (b) Mizrahi Tefahot Bank Ltd
3 .077 04/07/31 3,560
EUR 500,000 Mizuho Financial Group, Inc
1 .598 04/10/28 520
7,925,000 (b) NBK SPC Ltd
1 .625 09/15/27 7,580
2,100,000 (b) Oversea-Chinese Banking Corp Ltd
1 .832 09/10/30 2,074
6,350,000 PNC Financial Services Group, Inc
5 .575 01/29/36 6,463
7,465,000 (c) PNC Financial Services Group, Inc
3 .400 N/A 7,102

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
CNY 8,000,000 QNB Finance Ltd
3 .150% 02/04/26 $ 1,107
EUR 400,000 Skandinaviska Enskilda Banken AB
3 .875 05/09/28 447
EUR 500,000 Societe Generale S.A.
4 .875 11/21/31 570
$ 5,000,000 (c) Truist Financial Corp
4 .950 N/A 4,963
9,000,000 (c) Truist Financial Corp
6 .669 N/A 8,963
3,500,000 (b) United Overseas Bank Ltd
2 .000 10/14/31 3,358
5,300,000 Wells Fargo & Co
3 .550 09/29/25 5,278
16,375,000 Wells Fargo & Co
2 .393 06/02/28 15,629
9,600,000 Wells Fargo & Co
6 .303 10/23/29 10,095
8,500,000 (c) Wells Fargo & Co
5 .875 N/A 8,483
5,775,000 (c),(d) Wells Fargo & Co
7 .625 N/A 6,169
10,000,000 (c) Wells Fargo & Co
3 .900 N/A 9,801
TOTAL BANKS 655,418
CAPITAL GOODS - 0.9%
3,250,000 Air Lease Corp
3 .125 12/01/30 2,942
EUR 1,000,000 (b) Albion Financing 1 SARL
5 .250 10/15/26 1,084
25,400,000 Boeing Co
2 .196 02/04/26 24,851
5,350,000 Boeing Co
3 .250 02/01/28 5,130
3,350,000 Boeing Co
5 .705 05/01/40 3,257
16,800,000 Boeing Co
5 .805 05/01/50 15,993
EUR 400,000 Carrier Global Corp
4 .125 05/29/28 448
EUR 300,000 Carrier Global Corp
4 .500 11/29/32 343
1,300,000 (b) Embraer Netherlands Finance BV
7 .000 07/28/30 1,393
1,075,000 Embraer Netherlands Finance BV
5 .980 02/11/35 1,094
3,075,000 (b) H&E Equipment Services, Inc
3 .875 12/15/28 3,065
EUR 500,000 Honeywell International, Inc
3 .750 03/01/36 532
11,500,000 Honeywell International, Inc
5 .250 03/01/54 10,946
EUR 300,000 Illinois Tool Works, Inc
3 .250 05/17/28 330
12,000,000 L3Harris Technologies, Inc
5 .400 07/31/33 12,152
7,275,000 Northrop Grumman Corp
3 .250 01/15/28 7,043
EUR 500,000 Raytheon Technologies Corp
2 .150 05/18/30 509
5,575,000 Raytheon Technologies Corp
2 .250 07/01/30 4,952
1,925,000 (b) Sociedad Quimica y Minera de Chile S.A.
6 .500 11/07/33 2,025
3,000,000 (b) Sociedad Quimica y Minera de Chile S.A.
3 .500 09/10/51 2,001
5,425,000 Trane Technologies Luxembourg Finance S.A.
3 .800 03/21/29 5,284
2,175,000 Tyco Electronics Group S.A.
3 .700 02/15/26 2,163
300,000 (b) WESCO Distribution, Inc
7 .250 06/15/28 304
TOTAL CAPITAL GOODS 107,841
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
325,000 (b) ASGN, Inc
4 .625 05/15/28 310
1,259,000 (b) Prime Security Services Borrower LLC
5 .750 04/15/26 1,257
1,325,000 (b) Prime Security Services Borrower LLC
3 .375 08/31/27 1,256
725,000 (b) Prime Security Services Borrower LLC
6 .250 01/15/28 725
9,000,000 Waste Management, Inc
4 .950 03/15/35 8,955
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,503
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
4,425,000 AutoNation, Inc
5 .890 03/15/35 4,416
925,000 (b) Bath & Body Works, Inc
6 .625 10/01/30 938
550,000 (b) Group 1 Automotive, Inc
4 .000 08/15/28 518
8,400,000 Home Depot, Inc
4 .950 06/25/34 8,428
875,000 (b) Lithia Motors, Inc
4 .625 12/15/27 848
8,850,000 Lowe's Cos, Inc
4 .250 04/01/52 6,922
5,100,000 O'Reilly Automotive, Inc
3 .550 03/15/26 5,054
6,875,000 O'Reilly Automotive, Inc
3 .600 09/01/27 6,733
4,075,000 O'Reilly Automotive, Inc
4 .200 04/01/30 3,976
12,400,000 O'Reilly Automotive, Inc
1 .750 03/15/31 10,432
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 48,265
CONSUMER SERVICES - 0.4%
9,820,000 Amherst College
4 .100 11/01/45 8,385
2,500,000 (b) Arcos Dorados BV
6 .375 01/29/32 2,553
125,000 (b) Hilton Domestic Operating Co, Inc
5 .750 05/01/28 125
8,000,000 President and Fellows of Harvard College
3 .529 10/01/31 7,527

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CONSUMER SERVICES (continued)
$ 14,250,000 President and Fellows of Harvard College
3 .619% 10/01/37 $ 12,571
1,000,000 Sands China Ltd
2 .300 03/08/27 947
2,100,000 Sands China Ltd
5 .900 08/08/28 2,102
5,619,000 Smith College
4 .620 07/01/45 5,186
TOTAL CONSUMER SERVICES 39,396
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
4,000,000 Kroger Co
5 .000 09/15/34 3,909
3,250,000 Kroger Co
5 .500 09/15/54 3,066
2,600,000 SYSCO Corp
5 .400 03/23/35 2,618
5,450,000 SYSCO Corp
3 .150 12/14/51 3,495
GBP 500,000 Tesco Corporate Treasury Services plc
2 .750 04/27/30 576
8,500,000 Walmart, Inc
1 .800 09/22/31 7,288
4,000,000 Walmart, Inc
2 .500 09/22/41 2,806
7,400,000 Walmart, Inc
4 .500 04/15/53 6,544
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 30,302
ENERGY - 2.4%
11,500,000 BP Capital Markets America, Inc
5 .227 11/17/34 11,559
EUR 500,000 BP Capital Markets plc
1 .231 05/08/31 477
7,100,000 Cheniere Energy Partners LP
4 .000 03/01/31 6,659
6,850,000 Cheniere Energy Partners LP
3 .250 01/31/32 6,028
8,625,000 Cheniere Energy Partners LP
5 .750 08/15/34 8,747
3,775,000 Diamondback Energy, Inc
5 .550 04/01/35 3,790
2,000,000 Ecopetrol S.A.
6 .875 04/29/30 1,988
2,125,000 Ecopetrol S.A.
4 .625 11/02/31 1,770
200,000 Ecopetrol S.A.
8 .875 01/13/33 206
400,000 Ecopetrol S.A.
8 .375 01/19/36 390
2,977,929 (b) EIG Pearl Holdings Sarl
3 .545 08/31/36 2,614
3,000,000 (b) Empresa Nacional del Petroleo
5 .250 11/06/29 2,989
12,968,000 Enbridge, Inc
3 .125 11/15/29 12,063
3,925,000 Enbridge, Inc
5 .700 03/08/33 4,028
2,950,000 Enbridge, Inc
3 .400 08/01/51 1,986
4,725,000 Energy Transfer LP
4 .750 01/15/26 4,724
2,900,000 Energy Transfer LP
5 .750 02/15/33 2,967
5,100,000 Energy Transfer LP
6 .550 12/01/33 5,453
3,100,000 Energy Transfer LP
5 .550 05/15/34 3,098
775,000 Energy Transfer LP
5 .400 10/01/47 694
8,700,000 Energy Transfer LP
6 .250 04/15/49 8,631
9,125,000 Energy Transfer LP
5 .000 05/15/50 7,684
7,600,000 Energy Transfer LP
5 .950 05/15/54 7,258
2,950,000 Energy Transfer Operating LP
5 .500 06/01/27 2,995
2,650,000 Enterprise Products Operating LLC
4 .250 02/15/48 2,148
6,200,000 Enterprise Products Operating LLC
4 .200 01/31/50 4,922
4,500,000 Enterprise Products Operating LLC
3 .200 02/15/52 2,965
6,500,000 Enterprise Products Operating LLC
3 .300 02/15/53 4,341
4,600,000 Expand Energy Corp
5 .700 01/15/35 4,616
2,211,570 (b) Galaxy Pipeline Assets Bidco Ltd
2 .160 03/31/34 1,947
3,300,000 (b) Galaxy Pipeline Assets Bidco Ltd
2 .625 03/31/36 2,788
8,375,000 Marathon Petroleum Corp
3 .800 04/01/28 8,182
5,060,000 Marathon Petroleum Corp
4 .750 09/15/44 4,247
5,500,000 Marathon Petroleum Corp
5 .000 09/15/54 4,512
725,000 (b) MEG Energy Corp
5 .875 02/01/29 713
3,525,000 (b) Midwest Connector Capital Co LLC
4 .625 04/01/29 3,498
8,950,000 MPLX LP
1 .750 03/01/26 8,716
4,850,000 MPLX LP
2 .650 08/15/30 4,318
2,200,000 Occidental Petroleum Corp
5 .550 03/15/26 2,209
5,325,000 ONEOK, Inc
3 .250 06/01/30 4,906
5,000,000 ONEOK, Inc
4 .500 03/15/50 3,953
1,900,000 ONEOK, Inc
5 .700 11/01/54 1,778
1,275,000 (b),(d) ORLEN S.A.
6 .000 01/30/35 1,308
315,000 (b) Parkland Corp
4 .625 05/01/30 296
500,000 (b) Parkland Fuel Corp
5 .875 07/15/27 498
200,000 (b) Pertamina Persero PT
3 .650 07/30/29 189

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ENERGY (continued)
$ 1,650,000 (d) Petrobras Global Finance BV
6 .000% 01/13/35 $ 1,566
300,000 Petroleos Mexicanos
6 .840 01/23/30 275
3,600,000 Petroleos Mexicanos
5 .950 01/28/31 3,048
3,000,000 Petroleos Mexicanos
6 .700 02/16/32 2,636
7,680,000 (b),(e) Petronas Capital Ltd
4 .950 01/03/31 7,711
360,000 (b),(e) Petronas Capital Ltd
5 .340 04/03/35 362
13,575,000 Phillips 66
2 .150 12/15/30 11,789
2,375,000 Phillips 66 Co
4 .680 02/15/45 1,998
475,000 Plains All American Pipeline LP
3 .800 09/15/30 448
2,950,000 (b) QazaqGaz NC JSC
4 .375 09/26/27 2,854
2,500,000 (b) Raizen Fuels Finance S.A.
5 .700 01/17/35 2,375
1,564,560 (b) Rio Oil Finance Trust
8 .200 04/06/28 1,595
6,200,000 Sabine Pass Liquefaction LLC
5 .875 06/30/26 6,253
4,800,000 Sabine Pass Liquefaction LLC
4 .500 05/15/30 4,712
1,475,000 (b) Saudi Arabian Oil Co
5 .250 07/17/34 1,483
6,500,000 Sunoco Logistics Partners Operations LP
4 .000 10/01/27 6,402
425,000 Targa Resources Partners LP
6 .500 07/15/27 427
350,000 (b) Tengizchevroil Finance Co International Ltd
2 .625 08/15/25 345
2,500,000 (b) Thaioil Treasury Center Co Ltd
2 .500 06/18/30 2,163
11,000,000 TotalEnergies Capital International S.A.
3 .127 05/29/50 7,314
2,500,000 TotalEnergies Capital S.A.
5 .488 04/05/54 2,419
1,825,000 TotalEnergies Capital S.A.
5 .425 09/10/64 1,719
2,450,000 (b) US LIQUIDSCO0
5 .584 10/01/34 2,399
2,550,000 (b) US LIQUIDSCO0
6 .176 10/01/54 2,435
4,675,000 Williams Cos, Inc
2 .600 03/15/31 4,108
9,250,000 Williams Cos, Inc
5 .650 03/15/33 9,479
TOTAL ENERGY 270,163
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
5,100,000 Agree LP
2 .000 06/15/28 4,695
2,725,000 American Homes 4 Rent LP
5 .250 03/15/35 2,674
2,418,000 American Tower Corp
3 .375 10/15/26 2,374
EUR 750,000 American Tower Corp
0 .450 01/15/27 780
1,600,000 American Tower Corp
3 .600 01/15/28 1,558
4,350,000 American Tower Corp
3 .800 08/15/29 4,177
13,700,000 American Tower Corp
2 .900 01/15/30 12,602
2,750,000 American Tower Corp
2 .100 06/15/30 2,405
3,825,000 American Tower Corp
1 .875 10/15/30 3,272
6,725,000 American Tower Corp
5 .400 01/31/35 6,786
1,075,000 Brixmor Operating Partnership LP
2 .250 04/01/28 998
GBP 400,000 Digital Stout Holding LLC
3 .750 10/17/30 474
6,700,000 Essex Portfolio LP
3 .000 01/15/30 6,167
6,975,000 Essex Portfolio LP
5 .375 04/01/35 6,990
6,600,000 Healthcare Realty Holdings LP
3 .875 05/01/25 6,593
6,250,000 Healthcare Realty Holdings LP
3 .500 08/01/26 6,147
3,000,000 Healthcare Realty Holdings LP
3 .625 01/15/28 2,899
8,975,000 Healthcare Realty Holdings LP
3 .100 02/15/30 8,235
1,750,000 Healthcare Realty Holdings LP
2 .400 03/15/30 1,539
1,050,000 Healthcare Realty Holdings LP
2 .050 03/15/31 878
7,950,000 Highwoods Realty LP
3 .875 03/01/27 7,796
2,900,000 Highwoods Realty LP
4 .125 03/15/28 2,811
2,875,000 Highwoods Realty LP
4 .200 04/15/29 2,755
4,000,000 Highwoods Realty LP
3 .050 02/15/30 3,572
3,845,000 (b) Iron Mountain, Inc
7 .000 02/15/29 3,932
5,250,000 Kite Realty Group LP
4 .950 12/15/31 5,162
EUR 400,000 ProLogis Euro Finance LLC
4 .000 05/05/34 436
GBP 300,000 ProLogis International Funding II S.A.
2 .750 02/22/32 328
1,275,000 ProLogis LP
2 .875 11/15/29 1,185
3,125,000 ProLogis LP
1 .750 07/01/30 2,681
6,350,000 Regency Centers LP
3 .900 11/01/25 6,308
1,025,000 Regency Centers LP
3 .600 02/01/27 1,008
3,350,000 Regency Centers LP
2 .950 09/15/29 3,122
11,046,000 (b) SBA Tower Trust
1 .884 01/15/26 10,774

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 25,315,000 (b) SBA Tower Trust
1 .631% 11/15/26 $ 24,040
42,100,000 (b) SBA Tower Trust
1 .840 04/15/27 39,648
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 197,801
FINANCIAL SERVICES - 2.7%
8,975,000 AerCap Ireland Capital DAC
1 .750 01/30/26 8,764
21,944,000 AerCap Ireland Capital DAC
3 .000 10/29/28 20,621
2,250,000 AerCap Ireland Capital DAC
3 .850 10/29/41 1,780
7,500,000 (c) American Express Co
3 .550 N/A 7,243
10,000,000 (c) Bank of New York Mellon Corp
4 .700 N/A 9,939
EUR 400,000 (b) Blackstone Private Credit Fund
1 .750 11/30/26 422
1,170,000 (b) Brazil Minas SPE via State of Minas Gerais
5 .333 02/15/28 1,161
6,635,000 (c),(d) Capital One Financial Corp
3 .950 N/A 6,347
7,000,000 (c) Charles Schwab Corp
5 .375 N/A 6,975
6,250,000 Community Preservation Corp
2 .867 02/01/30 5,617
3,200,000 Corebridge Financial, Inc
6 .050 09/15/33 3,339
4,350,000 Corebridge Financial, Inc
5 .750 01/15/34 4,464
GBP 500,000 Credit Suisse Group AG.
2 .250 06/09/28 608
EUR 500,000 Deutsche Bank AG.
5 .000 09/05/30 571
600,000 Deutsche Bank AG.
3 .742 01/07/33 527
7,305,000 Discover Bank
3 .450 07/27/26 7,182
3,750,000 Discover Bank
2 .700 02/06/30 3,357
3,543,000 (c) Equitable Holdings, Inc
4 .950 N/A 3,529
6,575,000 Fiserv, Inc
5 .450 03/15/34 6,665
13,000,000 Fiserv, Inc
5 .150 08/12/34 12,894
12,825,000 Goldman Sachs Group, Inc
3 .500 04/01/25 12,825
EUR 500,000 Goldman Sachs Group, Inc
1 .250 02/07/29 505
12,375,000 Goldman Sachs Group, Inc
5 .851 04/25/35 12,789
3,500,000 Goldman Sachs Group, Inc
4 .411 04/23/39 3,114
6,825,000 Goldman Sachs Group, Inc
3 .436 02/24/43 5,165
7,200,000 (c) Goldman Sachs Group, Inc
6 .850 N/A 7,290
3,600,000 (b) Indian Railway Finance Corp Ltd
2 .800 02/10/31 3,193
1,700,000 (b),(d) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,544
2,368,200 (b) Minejesa Capital BV
4 .625 08/10/30 2,305
10,000,000 Morgan Stanley
2 .188 04/28/26 9,980
31,425,000 Morgan Stanley
3 .125 07/27/26 30,882
EUR 700,000 Morgan Stanley
1 .342 10/23/26 751
1,400,000 Morgan Stanley
5 .449 07/20/29 1,432
6,600,000 Morgan Stanley
6 .407 11/01/29 6,966
EUR 500,000 Morgan Stanley
2 .950 05/07/32 522
14,250,000 Morgan Stanley
5 .250 04/21/34 14,257
5,150,000 Morgan Stanley
5 .424 07/21/34 5,210
4,000,000 Morgan Stanley
5 .831 04/19/35 4,145
4,925,000 Morgan Stanley
5 .320 07/19/35 4,926
14,850,000 Morgan Stanley
5 .587 01/18/36 15,166
4,440,000 (c),(d) Northern Trust Corp
4 .600 N/A 4,410
2,450,000 (b) Perusahaan Penerbit SBSN Indonesia III
5 .400 11/15/28 2,504
3,350,000 (b) Power Finance Corp Ltd
3 .950 04/23/30 3,183
550,000 (d) Springleaf Finance Corp
5 .375 11/15/29 523
6,950,000 (c) State Street Corp
6 .700 N/A 7,126
EUR 400,000 UBS AG.
0 .500 03/31/31 365
2,950,000 (b) UBS Group AG.
2 .193 06/05/26 2,936
9,100,000 (b) UBS Group AG.
1 .305 02/02/27 8,849
6,200,000 (b) UBS Group AG.
6 .442 08/11/28 6,432
7,500,000 (b) UBS Group AG.
5 .617 09/13/30 7,700
3,065,000 (b) UBS Group AG.
3 .179 02/11/43 2,235
4,225,000 Visa, Inc
2 .700 04/15/40 3,175
TOTAL FINANCIAL SERVICES 304,410
FOOD, BEVERAGE & TOBACCO - 0.8%
1,600,000 (b) Anadolu Efes Biracilik Ve Malt Sanayii AS.
3 .375 06/29/28 1,414
6,975,000 Anheuser-Busch Cos LLC
4 .700 02/01/36 6,726
16,223,000 Anheuser-Busch Cos LLC
4 .900 02/01/46 14,959
16,850,000 Anheuser-Busch InBev Worldwide, Inc
4 .750 01/23/29 17,019

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
$ 7,500,000 Anheuser-Busch InBev Worldwide, Inc
5 .000% 06/15/34 $ 7,548
1,800,000 (b) Bimbo Bakeries USA, Inc
6 .050 01/15/29 1,868
3,875,000 (b) Cia Cervecerias Unidas S.A.
3 .350 01/19/32 3,393
3,000,000 (b) Coca-Cola Icecek AS.
4 .500 01/20/29 2,850
2,975,000 (b) Gruma SAB de C.V.
5 .390 12/09/34 2,968
750,000 (b) Gruma SAB de C.V.
5 .761 12/09/54 719
2,500,000 (b) Grupo Bimbo SAB de C.V.
4 .700 11/10/47 2,114
6,950,000 (b) Mars, Inc
5 .200 03/01/35 6,985
6,225,000 (b) Mars, Inc
5 .650 05/01/45 6,238
4,950,000 (b) Mars, Inc
5 .700 05/01/55 4,946
EUR 300,000 (b) Mondelez International Holdings Netherlands BV
1 .250 09/09/41 212
11,000,000 Philip Morris International, Inc
5 .250 02/13/34 11,103
TOTAL FOOD, BEVERAGE & TOBACCO 91,062
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
EUR 200,000 Becton Dickinson & Co
3 .519 02/08/31 218
EUR 500,000 Becton Dickinson Euro Finance Sarl
0 .334 08/13/28 497
12,500,000 Bon Secours Mercy Health, Inc
3 .382 11/01/25 12,366
1,925,000 Boston Scientific Corp
2 .650 06/01/30 1,754
4,600,000 Cardinal Health, Inc
5 .750 11/15/54 4,506
3,285,000 Centene Corp
2 .450 07/15/28 2,998
2,910,000 Centene Corp
3 .000 10/15/30 2,545
19,230,000 Children's Hospital Medic
4 .268 05/15/44 16,893
9,750,000 CVS Health Corp
4 .780 03/25/38 8,748
15,555,000 CVS Health Corp
5 .050 03/25/48 13,274
4,105,000 Dartmouth-Hitchcock Health
4 .178 08/01/48 3,229
10,775,000 Elevance Health, Inc
2 .250 05/15/30 9,597
4,750,000 Elevance Health, Inc
5 .125 02/15/53 4,261
4,225,000 HCA, Inc
5 .625 09/01/28 4,321
11,200,000 HCA, Inc
3 .625 03/15/32 10,125
18,375,000 HCA, Inc
5 .750 03/01/35 18,540
3,500,000 (b) Hologic, Inc
3 .250 02/15/29 3,229
EUR 250,000 (b) IQVIA, Inc
1 .750 03/15/26 265
GBP 500,000 McKesson Corp
3 .125 02/17/29 607
5,000,000 New York and Presbyterian Hospital
3 .563 08/01/36 4,278
EUR 450,000 Stryker Corp
2 .625 11/30/30 472
375,000 Tenet Healthcare Corp
4 .625 06/15/28 362
10,700,000 UnitedHealth Group, Inc
2 .300 05/15/31 9,364
2,100,000 UnitedHealth Group, Inc
5 .150 07/15/34 2,114
3,250,000 UnitedHealth Group, Inc
3 .750 10/15/47 2,454
TOTAL HEALTH CARE EQUIPMENT & SERVICES 137,017
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
6,220,000 Church & Dwight Co, Inc
2 .300 12/15/31 5,343
EUR 750,000 (b) Coty, Inc
3 .875 04/15/26 811
8,175,000 Haleon US Capital LLC
3 .625 03/24/32 7,527
EUR 300,000 Procter & Gamble Co
3 .250 08/02/31 329
EUR 400,000 The Procter & Gamble Company
1 .875 10/30/38 361
10,075,000 Unilever Capital Corp
4 .625 08/12/34 9,908
EUR 500,000 Unilever Finance Netherlands BV
1 .125 02/12/27 528
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 24,807
INSURANCE - 1.5%
825,000 (b) Alliant Holdings Intermediate LLC
4 .250 10/15/27 796
6,800,000 (b) Allianz SE
6 .350 09/06/53 7,035
4,925,000 Aon Corp
2 .800 05/15/30 4,491
3,900,000 Aon Corp
5 .350 02/28/33 3,966
3,025,000 Arthur J Gallagher & Co
5 .750 03/02/53 2,959
5,250,000 AXIS Specialty Finance LLC
4 .900 01/15/40 4,944
16,000,000 Berkshire Hathaway Finance Corp
2 .850 10/15/50 10,265
1,400,000 Berkshire Hathaway Finance Corp
3 .850 03/15/52 1,078
EUR 500,000 Chubb INA Holdings, Inc
1 .550 03/15/28 520
EUR 450,000 Chubb INA Holdings, Inc
1 .400 06/15/31 435
EUR 300,000 Credit Agricole Assurances S.A.
1 .500 10/06/31 278
EUR 400,000 Equitable Financial Life Global Funding
0 .600 06/16/28 401

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INSURANCE (continued)
EUR 250,000 (b) Fairfax Financial Holdings Ltd
2 .750% 03/29/28 $ 266
$ 7,325,000 (b) Five Corners Funding Trust II
2 .850 05/15/30 6,668
3,000,000 (b) Hanwha Life Insurance Co Ltd
3 .379 02/04/32 2,909
22,408,000 Hartford Financial Services Group, Inc
2 .800 08/19/29 20,702
1,100,000 Hartford Financial Services Group, Inc
4 .300 04/15/43 941
2,500,000 Hartford Financial Services Group, Inc
2 .900 09/15/51 1,579
EUR 750,000 Liberty Mutual Group, Inc
2 .750 05/04/26 811
EUR 400,000 (b) Liberty Mutual Group, Inc
4 .625 12/02/30 456
4,100,000 (b) Liberty Mutual Group, Inc
3 .951 10/15/50 3,004
1,250,000 MetLife, Inc
3 .600 11/13/25 1,243
1,750,000 MetLife, Inc
5 .000 07/15/52 1,589
10,250,000 MetLife, Inc
6 .350 03/15/55 10,270
11,820,000 (c) MetLife, Inc
3 .850 N/A 11,681
GBP 200,000 Metropolitan Life Global Funding I
4 .125 09/02/25 257
8,200,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 8,363
GBP 300,000 Pacific Life Global Funding II
5 .375 11/30/28 393
11,875,000 PartnerRe Finance B LLC
4 .500 10/01/50 11,033
5,250,000 Principal Financial Group, Inc
2 .125 06/15/30 4,599
6,575,000 Prudential Financial, Inc
5 .200 03/14/35 6,581
1,450,000 Prudential Financial, Inc
3 .905 12/07/47 1,118
6,960,000 Prudential Financial, Inc
3 .700 10/01/50 6,281
3,875,000 Prudential Financial, Inc
5 .125 03/01/52 3,689
3,950,000 Prudential Financial, Inc
6 .500 03/15/54 4,023
10,950,000 Reinsurance Group of America, Inc
5 .750 09/15/34 11,138
6,600,000 RenaissanceRe Holdings Ltd
5 .800 04/01/35 6,760
5,600,000 (b) Swiss Re Finance Luxembourg S.A.
5 .000 04/02/49 5,540
4,675,000 Verisk Analytics, Inc
5 .250 06/05/34 4,714
TOTAL INSURANCE 173,776
MATERIALS - 0.7%
2,600,000 (b) Alpek SAB de C.V.
3 .250 02/25/31 2,248
852,000 Amcor Flexibles North America, Inc
3 .100 09/15/26 833
4,879,000 Amcor Flexibles North America, Inc
2 .630 06/19/30 4,381
9,400,000 Amcor Flexibles North America, Inc
2 .690 05/25/31 8,271
EUR 400,000 Amcor UK Finance plc
3 .950 05/29/32 433
2,825,000 AngloGold Ashanti Holdings plc
3 .750 10/01/30 2,607
2,000,000 (b) Antofagasta plc
5 .625 05/13/32 2,020
1,150,000 (b) Antofagasta plc
6 .250 05/02/34 1,188
1,875,000 Ball Corp
2 .875 08/15/30 1,634
14,250,000 Berry Global, Inc
1 .570 01/15/26 13,890
200,000 Celulosa Arauco y Constitucion S.A.
3 .875 11/02/27 195
3,000,000 (b) Celulosa Arauco y Constitucion S.A.
4 .250 04/30/29 2,865
200,000 (b) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 189
3,200,000 (b) Corp Nacional del Cobre de Chile
3 .625 08/01/27 3,122
5,275,000 (b) Corp Nacional del Cobre de Chile
6 .330 01/13/35 5,423
1,250,000 (b) Corp Nacional del Cobre de Chile
6 .440 01/26/36 1,299
1,800,000 (b) Freeport Indonesia PT
4 .763 04/14/27 1,785
1,600,000 (b) Fresnillo plc
4 .250 10/02/50 1,168
3,600,000 (b) Inversiones CMPC S.A.
3 .000 04/06/31 3,142
3,564,000 (b) Klabin Austria GmbH
5 .750 04/03/29 3,564
2,800,000 (b) MEGlobal BV
2 .625 04/28/28 2,608
6,675,000 Nutrien Ltd
2 .950 05/13/30 6,105
875,000 (b) OCP S.A.
3 .750 06/23/31 775
2,150,000 (b) OCP S.A.
6 .750 05/02/34 2,208
EUR 250,000 (b) OI European Group BV
6 .250 05/15/28 277
EUR 250,000 (b) Olympus Water US Holding Corp
3 .875 10/01/28 258
300,000 (b) Orbia Advance Corp SAB de C.V.
1 .875 05/11/26 290
300,000 Sasol Financing USA LLC
5 .500 03/18/31 252
4,300,000 Suzano Austria GmbH
3 .125 01/15/32 3,662
200,000 (b) UltraTech Cement Ltd
2 .800 02/16/31 177
TOTAL MATERIALS 76,869
MEDIA & ENTERTAINMENT - 0.7%
EUR 750,000 (b) BOI Finance BV
7 .500 02/16/27 810

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MEDIA & ENTERTAINMENT (continued)
$ 5,000,000 (b) CCO Holdings LLC
4 .250% 02/01/31 $ 4,431
10,200,000 Charter Communications Operating LLC
4 .400 04/01/33 9,222
12,800,000 Charter Communications Operating LLC
6 .550 06/01/34 13,167
6,100,000 Charter Communications Operating LLC
3 .500 03/01/42 4,173
4,000,000 Charter Communications Operating LLC
4 .800 03/01/50 3,016
EUR 450,000 Comcast Corp
0 .250 05/20/27 463
1,925,000 Comcast Corp
3 .900 03/01/38 1,652
25,050,000 Comcast Corp
2 .887 11/01/51 15,277
650,000 Lamar Media Corp
3 .750 02/15/28 618
1,000,000 Lamar Media Corp
4 .000 02/15/30 926
2,675,000 (b) Sirius XM Radio, Inc
4 .125 07/01/30 2,376
GBP 200,000 Time Warner Cable LLC
5 .750 06/02/31 250
4,400,000 Time Warner Cable LLC
5 .875 11/15/40 4,034
3,450,000 Time Warner Cable LLC
4 .500 09/15/42 2,628
EUR 700,000 (b) VZ Secured Financing BV
3 .500 01/15/32 673
9,800,000 Warnermedia Holdings, Inc
3 .755 03/15/27 9,558
7,775,000 Warnermedia Holdings, Inc
5 .141 03/15/52 5,668
2,700,000 (d) Weibo Corp
3 .375 07/08/30 2,491
1,413,000 (b) Ziff Davis, Inc
4 .625 10/15/30 1,280
TOTAL MEDIA & ENTERTAINMENT 82,713
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%
EUR 500,000 AbbVie, Inc
2 .125 06/01/29 526
9,850,000 AbbVie, Inc
4 .050 11/21/39 8,638
25,675,000 Amgen, Inc
5 .650 03/02/53 25,185
EUR 500,000 (b) Avantor Funding, Inc
3 .875 07/15/28 535
1,500,000 (b) Avantor Funding, Inc
4 .625 07/15/28 1,446
15,000,000 Bristol-Myers Squibb Co
5 .550 02/22/54 14,782
10,600,000 Gilead Sciences, Inc
5 .250 10/15/33 10,848
1,900,000 Gilead Sciences, Inc
2 .600 10/01/40 1,356
9,500,000 Gilead Sciences, Inc
5 .500 11/15/54 9,401
EUR 200,000 Johnson & Johnson
2 .700 02/26/29 216
EUR 400,000 Johnson & Johnson
3 .200 06/01/32 435
EUR 400,000 Johnson & Johnson
3 .600 02/26/45 413
EUR 400,000 MSD Netherlands Capital BV
3 .750 05/30/54 394
EUR 600,000 (b) Organon Finance  LLC
2 .875 04/30/28 617
250,000 (b),(d) Organon Finance  LLC
5 .125 04/30/31 218
31,850,000 Pfizer Investment Enterprises Pte Ltd
5 .300 05/19/53 30,241
EUR 300,000 Sartorius Finance BV
4 .375 09/14/29 339
EUR 800,000 Thermo Fisher Scientific Finance I BV
0 .800 10/18/30 766
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 106,356
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
6,375,000 Broadcom, Inc
4 .800 10/15/34 6,223
25,131,000 (b) Broadcom, Inc
4 .926 05/15/37 24,163
1,675,000 Intel Corp
3 .734 12/08/47 1,167
8,375,000 NVIDIA Corp
2 .000 06/15/31 7,303
1,100,000 (b) NXP BV
2 .700 05/01/25 1,098
5,450,000 NXP BV
3 .875 06/18/26 5,402
3,475,000 NXP BV
4 .400 06/01/27 3,466
4,100,000 NXP BV
3 .125 02/15/42 2,911
4,000,000 (b) TSMC Global Ltd
1 .000 09/28/27 3,684
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 55,417
SOFTWARE & SERVICES - 0.8%
4,175,000 Accenture Capital, Inc
4 .500 10/04/34 4,034
7,350,000 Adobe, Inc
2 .300 02/01/30 6,672
200,000 (b) CA Magnum Holdings
5 .375 10/31/26 196
EUR 400,000 International Business Machines Corp
0 .650 02/11/32 360
26,300,000 Microsoft Corp
2 .400 08/08/26 25,720
2,200,000 Microsoft Corp
3 .400 09/15/26 2,179
4,120,000 Microsoft Corp
2 .525 06/01/50 2,581
550,000 (b) Open Text Holdings, Inc
4 .125 02/15/30 502
8,025,000 Oracle Corp
4 .900 02/06/33 7,891
17,700,000 Oracle Corp
6 .000 08/03/55 17,677

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SOFTWARE & SERVICES (continued)
$ 3,000,000 Roper Technologies, Inc
1 .400% 09/15/27 $ 2,785
10,050,000 Roper Technologies, Inc
2 .000 06/30/30 8,778
9,650,000 Salesforce, Inc
2 .700 07/15/41 6,886
TOTAL SOFTWARE & SERVICES 86,261
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
4,325,000 Amphenol Corp
2 .800 02/15/30 3,994
4,825,000 Apple, Inc
2 .450 08/04/26 4,717
26,100,000 Apple, Inc
2 .050 09/11/26 25,352
3,225,000 Apple, Inc
4 .650 02/23/46 2,974
4,675,000 Apple, Inc
2 .650 02/08/51 2,926
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 39,963
TELECOMMUNICATION SERVICES - 1.9%
GBP 300,000 AT&T, Inc
2 .900 12/04/26 376
EUR 500,000 AT&T, Inc
2 .350 09/05/29 526
42,943,000 AT&T, Inc
2 .550 12/01/33 35,207
8,325,000 AT&T, Inc
4 .500 05/15/35 7,825
EUR 400,000 AT&T, Inc
3 .150 09/04/36 400
46,670,000 AT&T, Inc
3 .550 09/15/55 31,628
6,553,000 AT&T, Inc
3 .800 12/01/57 4,600
225,000 (b) Bharti Airtel Ltd
3 .250 06/03/31 204
850,000 Deutsche Telekom International Finance BV
8 .750 06/15/30 997
1,375,000 (b) Millicom International Cellular S.A.
4 .500 04/27/31 1,218
2,750,000 (b) Millicom International Cellular S.A.
7 .375 04/02/32 2,781
2,000,000 (b) MTN Mauritius Investment Ltd
6 .500 10/13/26 2,015
295,000 (b) Sable International Finance Ltd
7 .125 10/15/32 283
3,300,000 (b) Sitios Latinoamerica SAB de C.V.
5 .375 04/04/32 3,166
900,000 (b) Telecomunicaciones Digitales S.A.
4 .500 01/30/30 815
9,625,000 T-Mobile US, Inc
5 .875 11/15/55 9,690
22,975,000 T-Mobile USA, Inc
2 .625 02/15/29 21,266
30,200,000 T-Mobile USA, Inc
3 .875 04/15/30 28,951
8,800,000 T-Mobile USA, Inc
5 .050 07/15/33 8,741
2,225,000 T-Mobile USA, Inc
3 .000 02/15/41 1,614
7,800,000 T-Mobile USA, Inc
3 .300 02/15/51 5,207
EUR 400,000 Verizon Communications, Inc
1 .875 10/26/29 412
EUR 200,000 Verizon Communications, Inc
4 .250 10/31/30 226
10,300,000 Verizon Communications, Inc
1 .750 01/20/31 8,710
8,450,000 Verizon Communications, Inc
2 .550 03/21/31 7,446
38,051,000 Verizon Communications, Inc
2 .355 03/15/32 32,198
EUR 300,000 Verizon Communications, Inc
2 .875 01/15/38 286
GBP 1,000,000 (b) Vmed O2 UK Financing I plc
4 .500 07/15/31 1,101
5,125,000 Vodafone Group plc
4 .250 09/17/50 3,947
TOTAL TELECOMMUNICATION SERVICES 221,836
TRANSPORTATION - 0.1%
1,850,000 (b) Adani Ports & Special Economic Zone Ltd
4 .000 07/30/27 1,738
2,000,000 (b) Adani Ports & Special Economic Zone Ltd
4 .200 08/04/27 1,881
2,700,000 (b) Adani Ports & Special Economic Zone Ltd
3 .100 02/02/31 2,168
1,450,000 (b) Aeropuerto Internacional de Tocumen S.A.
4 .000 08/11/41 1,083
1,300,000 Canadian Pacific Railway Co
2 .050 03/05/30 1,150
3,800,000 (b) ENA Master Trust
4 .000 05/19/48 2,814
2,260,000 (b) Misc Capital Two Labuan Ltd
3 .750 04/06/27 2,220
1,170,000 (b) Transnet SOC Ltd
8 .250 02/06/28 1,190
2,275,000 Union Pacific Corp
3 .839 03/20/60 1,652
TOTAL TRANSPORTATION 15,896
UTILITIES - 3.0%
1,950,000 (b) Adani Electricity Mumbai Ltd
3 .867 07/22/31 1,580
1,650,000 AEP Transmission Co LLC
4 .000 12/01/46 1,313
1,175,000 AEP Transmission Co LLC
5 .400 03/15/53 1,125
3,475,000 Alabama Power Co
4 .150 08/15/44 2,880
6,025,000 Alabama Power Co
3 .450 10/01/49 4,267
3,952,185 (b) Alfa Desarrollo S.p.A
4 .550 09/27/51 3,033
17,400,000 Ameren Illinois Co
4 .950 06/01/33 17,311
2,750,000 American Water Capital Corp
3 .000 12/01/26 2,685

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 4,000,000 American Water Capital Corp
2 .800% 05/01/30 $ 3,659
8,500,000 American Water Capital Corp
2 .300 06/01/31 7,355
2,375,000 American Water Capital Corp
4 .000 12/01/46 1,859
4,500,000 American Water Capital Corp
3 .750 09/01/47 3,404
5,788,000 Appalachian Power Co
4 .450 06/01/45 4,712
8,475,000 Atmos Energy Corp
1 .500 01/15/31 7,113
1,175,000 Atmos Energy Corp
4 .125 10/15/44 974
8,875,000 Atmos Energy Corp
5 .000 12/15/54 8,024
6,500,000 Baltimore Gas and Electric Co
3 .750 08/15/47 4,918
5,925,000 Berkshire Hathaway Energy Co
3 .250 04/15/28 5,739
1,075,000 CenterPoint Energy Houston Electric LLC
3 .000 03/01/32 954
EUR 350,000 CEZ AS.
0 .875 12/02/26 367
1,875,000 (b) Chile Electricity Lux Mpc II Sarl
5 .580 10/20/35 1,873
1,200,000 (b),(e) Chile Electricity Lux Mpc II Sarl
5 .672 10/20/35 1,200
3,000,000 (b) Cikarang Listrindo Tbk PT
5 .650 03/12/35 2,963
2,975,000 CMS Energy Corp
3 .600 11/15/25 2,952
6,875,000 CMS Energy Corp
6 .500 06/01/55 6,700
1,475,000 (b) Comision Federal de Electricidad
5 .700 01/24/30 1,443
200,000 (b) Comision Federal de Electricidad
6 .450 01/24/35 192
8,250,000 Commonwealth Edison Co
3 .000 03/01/50 5,346
6,600,000 Commonwealth Edison Co
2 .750 09/01/51 4,001
12,000,000 Consolidated Edison Co of New York, Inc
5 .500 03/15/55 11,651
2,178,000 Consumers Energy Co
2 .650 08/15/52 1,322
EUR 215,000 (b) ContourGlobal Power Holdings S.A.
5 .000 02/28/30 231
2,500,000 DTE Electric Co
3 .650 03/01/52 1,846
4,125,000 DTE Electric Co
5 .400 04/01/53 4,040
EUR 500,000 Duke Energy Corp
3 .100 06/15/28 541
EUR 400,000 Duke Energy Corp
3 .750 04/01/31 433
3,650,000 Duke Energy Corp
6 .450 09/01/54 3,644
4,600,000 Duke Energy Florida LLC
3 .400 10/01/46 3,293
8,850,000 Duke Energy Indiana LLC
2 .750 04/01/50 5,397
6,100,000 Duke Energy Progress LLC
2 .500 08/15/50 3,569
EUR 600,000 E.ON SE
3 .500 03/25/32 652
EUR 500,000 EDP Finance BV
3 .875 03/11/30 557
EUR 500,000 Electricite de France S.A.
2 .000 10/02/30 505
3,445,000 (b) Empresas Publicas de Medellin ESP
4 .250 07/18/29 3,138
1,300,000 (b) EnfraGen Energia Sur S.A.
5 .375 12/30/30 1,148
5,600,000 Entergy Corp
0 .900 09/15/25 5,509
2,225,000 Entergy Louisiana LLC
5 .800 03/15/55 2,214
10,600,000 Enterprise Products Operating LLC
3 .700 01/31/51 7,700
4,700,000 Exelon Corp
6 .500 03/15/55 4,680
2,237,063 (b) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple
7 .250 01/31/41 2,212
8,200,000 Florida Power & Light Co
4 .800 05/15/33 8,138
5,775,000 Florida Power & Light Co
3 .990 03/01/49 4,586
4,825,000 Florida Power & Light Co
5 .700 03/15/55 4,926
2,900,000 Indiana Michigan Power Co
3 .750 07/01/47 2,159
4,525,000 (b) Israel Electric Corp Ltd
4 .250 08/14/28 4,387
3,200,000 (b) Korea Southern Power Co Ltd
0 .750 01/27/26 3,102
6,975,000 MidAmerican Energy Co
3 .650 04/15/29 6,763
5,400,000 MidAmerican Energy Co
3 .650 08/01/48 4,038
7,350,000 Nevada Power Co
2 .400 05/01/30 6,612
3,335,000 Nevada Power Co
5 .450 05/15/41 3,306
5,200,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 5,308
2,000,000 (b) Niagara Energy SAC
5 .746 10/03/34 1,977
20,060,000 NiSource, Inc
1 .700 02/15/31 16,788
3,300,000 NiSource, Inc
5 .850 04/01/55 3,280
6,000,000 (b) NRG Energy, Inc
2 .450 12/02/27 5,628
1,280,000 Oncor Electric Delivery Co LLC
5 .250 09/30/40 1,252
600,000 (b) Pattern Energy Operations LP
4 .500 08/15/28 558
2,775,000 PECO Energy Co
3 .000 09/15/49 1,833
3,700,000 PECO Energy Co
2 .800 06/15/50 2,328
650,000 (b) Perusahaan Listrik Negara PT
3 .875 07/17/29 616

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 3,000,000 (b) Perusahaan Listrik Negara PT
3 .375% 02/05/30 $ 2,764
200,000 (b) Perusahaan Listrik Negara PT
4 .875 07/17/49 161
5,000,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4 .000 06/30/50 3,465
750,000 Potomac Electric Power Co
7 .900 12/15/38 944
2,100,000 Public Service Co of Colorado
4 .050 09/15/49 1,620
4,450,000 Public Service Co of Colorado
3 .200 03/01/50 2,982
5,150,000 Public Service Electric and Gas Co
4 .900 12/15/32 5,188
6,970,000 Public Service Electric and Gas Co
3 .150 01/01/50 4,768
5,000,000 Public Service Electric and Gas Co
5 .450 03/01/54 4,907
20,000,000 Southern Co
4 .000 01/15/51 19,746
8,475,000 Southern Co Gas Capital Corp
3 .875 11/15/25 8,437
EUR 500,000 Southern Power Co
1 .850 06/20/26 536
3,873,408 (b) Sweihan PV Power Co PJSC
3 .625 01/31/49 3,194
6,700,000 Union Electric Co
5 .450 03/15/53 6,474
2,775,000 Union Electric Co
5 .125 03/15/55 2,549
3,250,000 Virginia Electric and Power Co
2 .950 11/15/26 3,179
1,900,000 Virginia Electric and Power Co
5 .700 08/15/53 1,872
2,200,000 Virginia Electric and Power Co
5 .550 08/15/54 2,134
3,000,000 Wisconsin Power and Light Co
4 .950 04/01/33 2,976
4,125,000 Wisconsin Power and Light Co
4 .100 10/15/44 3,296
2,240,000 Xcel Energy, Inc
4 .800 09/15/41 1,977
TOTAL UTILITIES 344,978
TOTAL CORPORATE BONDS
(Cost $3,385,869) 3,167,924
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 54.3%
AGENCY SECURITIES - 0.2%
2,426,253 Canal Barge Co, Inc
4 .500 11/12/34 2,381
23 Export-Import Bank of the United States
1 .822 05/03/25 0 ^
25,000,000 Federal Home Loan Mortgage Corp
1 .540 08/17/35 18,622
9,000,000 Federal National Mortgage Association
1 .625 08/24/35 6,784
TOTAL AGENCY SECURITIES 27,787
ASSET BACKED - 0.2%
26,600,000 (a),(b) AIMCO CLO Series, (TSFR3M + 1.500%)
5 .822 01/20/38 26,375
TOTAL ASSET BACKED 26,375
FOREIGN GOVERNMENT BONDS - 3.3%
750,000 (b) Africa Finance Corp
2 .875 04/28/28 696
3,925,000 (b) Angolan Government International Bond
8 .750 04/14/32 3,376
AUD 1,250,000 Australia Government Bond
1 .000 12/21/30 663
200,000 (b) Bank Gospodarstwa Krajowego
6 .250 10/31/28 210
3,815,000 (b) Bank Gospodarstwa Krajowego
5 .375 05/22/33 3,809
EUR 925,000 Bank Gospodarstwa Krajowego
4 .375 03/13/39 978
7,000,000 (b) Banque Ouest Africaine de Developpement
4 .700 10/22/31 6,370
EUR 3,650,000 (b) Banque Ouest Africaine de Developpement
2 .750 01/22/33 3,368
EUR 850,000 (b) Benin Government International Bond
4 .950 01/22/35 755
1,750,000 (b) Benin Government International Bond
8 .375 01/23/41 1,662
8,000,000 (b) BNG Bank NV
0 .875 05/18/26 7,715
500,000 Brazilian Government International Bond
6 .125 01/22/32 502
3,410,000 Brazilian Government International Bond
6 .000 10/20/33 3,318
EUR 545,000 Bundesobligation
0 .000 10/10/25 583
EUR 6,450,000 Bundesrepublik Deutschland
0 .000 08/15/31 5,988
EUR 380,000 Bundesrepublik Deutschland
0 .000 02/15/32 347
EUR 1,400,000 Bundesrepublik Deutschland
2 .300 02/15/33 1,484
EUR 2,825,000 Bundesrepublik Deutschland
1 .000 05/15/38 2,417
EUR 1,600,000 Bundesrepublik Deutschland
0 .000 08/15/52 763
EUR 750,000 Bundesschatzanweisungen
2 .500 03/19/26 814
CAD 1,400,000 (b) Canada Housing Trust No
1 .100 12/15/26 950
CAD 1,525,000 (b) Canada Housing Trust No
3 .550 09/15/32 1,091
CAD 1,100,000 Canada Housing Trust No
3 .450 03/15/35 770
CAD 1,250,000 Canadian Government Bond
3 .500 09/01/29 901
CAD 2,425,000 Canadian Government Bond
1 .500 12/01/31 1,554

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
CAD 875,000 Canadian Government International Bond
3 .500% 08/01/25 $ 610
CAD 1,475,000 Canadian Government International Bond
2 .000 06/01/28 1,010
CAD 850,000 Canadian Government International Bond
2 .000 06/01/32 559
EUR 700,000 Chile Government International Bond
3 .875 07/09/31 763
$ 1,250,000 Chile Government International Bond
2 .550 01/27/32 1,078
2,400,000 Chile Government International Bond
3 .500 01/31/34 2,113
CNY 9,000,000 China Government Bond
2 .040 02/25/27 1,251
CNY 20,200,000 China Government Bond
2 .500 07/25/27 2,838
CNY 16,100,000 China Government Bond
3 .270 11/19/30 2,413
CNY 47,200,000 China Government Bond
2 .040 11/25/34 6,598
CNY 6,750,000 China Government Bond
1 .610 02/15/35 913
CNY 18,900,000 China Government Bond
3 .860 07/22/49 3,440
CNY 10,000,000 China Government Bond
3 .390 03/16/50 1,703
CNY 4,700,000 China Government Bond
3 .810 09/14/50 865
CNY 4,700,000 China Government Bond
3 .720 04/12/51 849
2,075,000 Colombia Government International Bond
3 .250 04/22/32 1,610
1,300,000 Colombia Government International Bond
8 .000 11/14/35 1,306
1,700,000 Colombia Government International Bond
5 .000 06/15/45 1,141
COP 3,300,000,000 Colombian TES
7 .750 09/18/30 676
275,000 (b) Costa Rica Government International Bond
6 .550 04/03/34 282
2,200,000 (b) Costa Rica Government International Bond
5 .625 04/30/43 1,966
DOP 29,000,000 (b) Dominican Republic Central Bank Notes
13 .000 12/05/25 462
800,000 (b) Dominican Republic Government International Bond
7 .050 02/03/31 827
1,575,000 (b) Dominican Republic Government International Bond
4 .875 09/23/32 1,429
DOP 8,500,000 (b) Dominican Republic Government International Bond
11 .250 09/15/35 143
3,050,000 (b) Dominican Republic Government International Bond
5 .875 01/30/60 2,571
141,600 (b) Ecuador Government International Bond (Step Bond)
5 .000 07/31/30 84
99,120 (b) Ecuador Government International Bond (Step Bond)
1 .000 07/31/35 48
28,000 (b) Ecuador Government International Bond (Step Bond)
5 .000 07/31/40 12
1,500,000 (b) Egypt Government International Bond
5 .800 09/30/27 1,402
2,475,000 (b) Egypt Government International Bond
8 .625 02/04/30 2,393
325,000 (b) Egypt Government International Bond
7 .053 01/15/32 274
2,700,000 (b) Egypt Government International Bond
8 .500 01/31/47 2,047
1,425,000 Emirate of Dubai Government International Bonds
3 .900 09/09/50 1,033
3,500,000 European Investment Bank
4 .875 02/15/36 3,656
2,000,000 (b) Export-Import Bank of India
3 .875 02/01/28 1,953
2,000,000 (b) Export-Import Bank of India
2 .250 01/13/31 1,720
3,350,000 Export-Import Bank of Korea
1 .250 09/21/30 2,842
EUR 1,325,000 (b) French Republic Government Bond OAT
0 .750 11/25/28 1,346
EUR 290,000 (b) French Republic Government Bond OAT
4 .750 04/25/35 348
EUR 1,525,000 French Republic Government Bond OAT
1 .250 05/25/36 1,306
EUR 2,225,000 (b) French Republic Government Bond OAT
0 .500 05/25/40 1,508
EUR 860,000 (b) French Republic Government Bond OAT
0 .750 05/25/52 438
EUR 960,000 (b) French Republic Government Bond OAT
0 .750 05/25/53 474
804,650 (b),(f) Ghana Government International Bond
5 .000 07/03/29 704
1,432,100 (b),(f) Ghana Government International Bond
5 .000 07/03/35 1,021
450,000 (b) Guatemala Government International Bond
4 .375 06/05/27 439
500,000 (b) Guatemala Government International Bond
4 .650 10/07/41 389
EUR 590,000 (b) Hellenic Republic Government Bond
3 .625 06/15/35 643
EUR 1,250,000 (b) Hellenic Republic Government International Bond
1 .500 06/18/30 1,269
EUR 725,000 (b) Hellenic Republic Government International Bond
0 .750 06/18/31 685
EUR 975,000 (b) Hellenic Republic Government International Bond
3 .375 06/15/34 1,049
EUR 750,000 (b) Hellenic Republic Government International Bond
4 .375 07/18/38 852
EUR 390,000 (b) Hellenic Republic Government International Bond
4 .125 06/15/54 410
2,350,000 (b) Honduras Government International Bond
8 .625 11/27/34 2,330
HUF 370,000,000 Hungary Government Bond
4 .500 03/23/28 936
1,565,000 (b) Hungary Government International Bond
6 .125 05/22/28 1,607
1,725,000 (b) Hungary Government International Bond
5 .250 06/16/29 1,717
1,150,000 (b) Hungary Government International Bond
2 .125 09/22/31 933
EUR 1,500,000 Hungary Government International Bond
1 .750 06/05/35 1,233
CAD 1,475,000 Hydro-Quebec
5 .000 02/15/45 1,124
3,625,000 (b) Indonesia Government International Bond
4 .625 04/15/43 3,211

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
IDR 16,800,000,000 Indonesia Treasury Bond
7 .125% 06/15/43 $ 1,001
INR 17,000,000 Inter-American Development Bank
7 .000 04/17/33 203
INR 56,000,000 International Bank for Reconstruction & Development
5 .500 01/21/27 639
IDR 20,900,000,000 International Bank for Reconstruction & Development
6 .250 01/12/28 1,254
GBP 500,000 International Finance Corp
0 .250 12/15/25 627
$ 768,750 (b) Iraq Government International Bond
5 .800 01/15/28 754
EUR 725,000 Ireland Government Bond
2 .600 10/18/34 757
EUR 400,000 Ireland Government Bond
1 .700 05/15/37 368
EUR 400,000 Ireland Government Bond
3 .000 10/18/43 413
EUR 425,000 Ireland Government Bond
1 .500 05/15/50 315
1,750,000 Israel Government International Bond
5 .375 03/12/29 1,763
3,100,000 Israel Government International Bond
3 .375 01/15/50 2,013
EUR 4,315,000 Italy Buoni Poliennali Del Tesoro
0 .450 02/15/29 4,295
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro
0 .950 08/01/30 1,824
EUR 675,000 Italy Buoni Poliennali Del Tesoro
4 .000 10/30/31 765
EUR 1,450,000 (b) Italy Buoni Poliennali Del Tesoro
3 .150 11/15/31 1,554
EUR 750,000 (b) Italy Buoni Poliennali Del Tesoro
3 .650 08/01/35 799
EUR 785,000 (b) Italy Buoni Poliennali Del Tesoro
5 .000 08/01/39 930
EUR 875,000 (b) Italy Buoni Poliennali Del Tesoro
4 .450 09/01/43 962
EUR 425,000 (b) Italy Buoni Poliennali Del Tesoro
1 .700 09/01/51 272
EUR 925,000 (b) Italy Buoni Poliennali Del Tesoro
4 .300 10/01/54 962
EUR 1,000,000 (b) Ivory Coast Government International Bond
5 .875 10/17/31 1,015
EUR 100,000 (b) Ivory Coast Government International Bond
4 .875 01/30/32 96
3,925,000 (b) Ivory Coast Government International Bond
8 .450 04/01/36 3,762
1,096,973 (b) Ivory Coast Government International Bond (Step Bond)
5 .750 12/31/32 1,039
1,400,000 (b) Ivory Coast Government International Bond (Step Bond)
8 .250 01/30/37 1,344
2,850,000 Jamaica Government International Bond
7 .875 07/28/45 3,276
2,500,000 (b) Japan Finance Organization for Municipalities
1 .000 05/21/25 2,488
JPY 140,000,000 Japan Finance Organization for Municipalities
0 .020 03/13/26 927
JPY 498,000,000 Japan Government Five Year Bond
0 .005 09/20/26 3,284
JPY 445,000,000 Japan Government Five Year Bond
0 .300 09/20/28 2,899
JPY 191,000,000 Japan Government Five Year Bond
0 .500 03/20/29 1,247
JPY 258,000,000 Japan Government Forty Year Bond
0 .700 03/20/61 966
JPY 239,000,000 Japan Government Forty Year Bond
1 .300 03/20/63 1,086
JPY 475,000,000 Japan Government Ten Year Bond
0 .100 09/20/26 3,136
JPY 603,600,000 Japan Government Ten Year Bond
0 .100 12/20/30 3,791
JPY 351,000,000 (f) Japan Government Ten Year Bond
0 .900 09/20/34 2,224
JPY 355,000,000 (f) Japan Government Ten Year Bond
1 .200 12/20/34 2,305
JPY 225,000,000 Japan Government Thirty Year Bond
0 .500 09/20/46 1,049
JPY 105,000,000 Japan Government Thirty Year Bond
0 .600 09/20/50 462
JPY 132,000,000 Japan Government Thirty Year Bond
0 .700 09/20/51 584
JPY 118,500,000 Japan Government Thirty Year Bond
1 .300 06/20/52 610
JPY 105,000,000 Japan Government Thirty Year Bond
2 .200 06/20/54 658
JPY 116,000,000 (f) Japan Government Thirty Year Bond
2 .100 09/20/54 711
JPY 202,000,000 Japan Government Twenty Year Bond
1 .400 09/20/34 1,339
JPY 93,000,000 Japan Government Twenty Year Bond
0 .600 12/20/36 549
JPY 153,000,000 Japan Government Twenty Year Bond
0 .300 06/20/39 817
JPY 190,000,000 Japan Government Twenty Year Bond
0 .300 09/20/39 1,009
JPY 385,000,000 Japan Government Twenty Year Bond
1 .100 09/20/42 2,190
JPY 142,000,000 Japan Government Twenty Year Bond
1 .600 03/20/44 862
1,000,000 (b) Jordan Government International Bond
7 .500 01/13/29 1,000
1,025,000 (b) Jordan Government International Bond
5 .850 07/07/30 945
KZT 230,000,000 Kazakhstan Government Bond-MEOKAM
13 .850 06/24/25 454
KZT 123,000,000 Kazakhstan Government Bond-MEUKAM
7 .200 05/27/25 241
2,000,000 (b) Kenya Government International Bond
9 .750 02/16/31 1,957
EUR 1,725,000 (b) Kingdom of Belgium Government Bond
0 .350 06/22/32 1,554
EUR 3,950,000 (b) Kingdom of Belgium Government Bond
1 .450 06/22/37 3,431
3,000,000 (b) Kommunalbanken AS.
1 .125 06/14/30 2,576
KRW 1,800,000,000 Korea Treasury Bond
1 .500 12/10/26 1,200
KRW 2,660,000,000 Korea Treasury Bond
1 .375 12/10/29 1,705
KRW 2,400,000,000 Korea Treasury Bond
2 .000 06/10/31 1,567
KRW 1,225,000,000 Korea Treasury Bond
2 .375 12/10/31 816

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
KRW 2,380,000,000 Korea Treasury Bond
2 .375% 09/10/38 $ 1,555
KRW 400,000,000 Korea Treasury Bond
1 .875 09/10/41 241
KRW 365,000,000 Korea Treasury Bond
2 .500 03/10/52 242
$ 1,750,000 (g) Lebanon Government International Bond
6 .750 11/29/27 281
MXN 24,700,000 Mexican Bonos
8 .500 11/18/38 1,103
1,675,000 Mexico Government International Bond
5 .400 02/09/28 1,688
3,375,000 Mexico Government International Bond
3 .250 04/16/30 3,042
3,001,000 Mexico Government International Bond
6 .050 01/11/40 2,823
6,650,000 Mexico Government International Bond
4 .280 08/14/41 5,039
3,500,000 Mexico Government International Bond
4 .600 02/10/48 2,563
5,075,000 Mexico Government International Bond
4 .400 02/12/52 3,515
1,500,000 Mexico Government International Bond
6 .400 05/07/54 1,369
2,400,000 Mexico Government International Bond
7 .375 05/13/55 2,452
4,050,000 (b) Morocco Government International Bond
5 .500 12/11/42 3,604
1,675,000 (b) Namibia Government International Bond
5 .250 10/29/25 1,658
AUD 500,000 New South Wales Treasury Corp
4 .000 05/20/26 313
AUD 2,690,000 New South Wales Treasury Corp
3 .000 04/20/29 1,614
NZD 1,175,000 New Zealand Government International Bond
2 .750 04/15/25 667
NZD 2,650,000 New Zealand Government International Bond
3 .500 04/14/33 1,410
1,500,000 (b) Nigeria Government International Bond
10 .375 12/09/34 1,505
1,000,000 (b) Oman Government International Bond
5 .375 03/08/27 1,004
1,100,000 (b) Oman Government International Bond
6 .000 08/01/29 1,129
3,575,000 (b) OPEC Fund for International Development
4 .500 01/26/26 3,579
500,000 Oriental Republic of Uruguay
5 .250 09/10/60 457
5,400,000 Panama Bonos del Tesoro
3 .362 06/30/31 4,363
1,100,000 Panama Government International Bond
6 .700 01/26/36 1,052
500,000 Panama Government International Bond
8 .000 03/01/38 515
2,025,000 Panama Government International Bond
4 .300 04/29/53 1,232
750,000 (b) Paraguay Government International Bond
6 .000 02/09/36 749
1,000,000 (b) Paraguay Government International Bond
6 .100 08/11/44 947
675,000 (b) Paraguay Government International Bond
6 .650 03/04/55 676
1,100,000 (b) Perusahaan Penerbit SBSN Indonesia III
4 .700 06/06/32 1,072
3,000,000 Peruvian Government International Bond
1 .862 12/01/32 2,333
1,970,000 Peruvian Government International Bond
3 .000 01/15/34 1,633
PEN 3,515,000 (b) Peruvian Government International Bond
5 .400 08/12/34 871
165,000 Peruvian Government International Bond
5 .375 02/08/35 162
1,250,000 Peruvian Government International Bond
5 .875 08/08/54 1,209
6,170,000 Philippine Government International Bond
4 .200 03/29/47 5,131
CAD 875,000 Province of Ontario Canada
2 .150 06/02/31 576
CAD 875,000 Province of Ontario Canada
1 .900 12/02/51 386
CAD 650,000 Province of Quebec Canada
2 .750 09/01/27 454
6,000,000 Province of Quebec Canada
7 .500 09/15/29 6,784
CAD 2,025,000 Province of Quebec Canada
5 .000 12/01/41 1,551
EUR 950,000 Republic of Bulgaria
3 .125 03/26/35 981
EUR 425,000 (b) Republic of Cameroon International Bond
5 .950 07/07/32 361
7,000,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,135
PLN 5,650,000 Republic of Poland Government International Bond
5 .750 04/25/29 1,484
1,425,000 Republic of Poland Government International Bond
5 .750 11/16/32 1,494
PLN 3,700,000 Republic of Poland Government International Bond
6 .000 10/25/33 977
550,000 Republic of Poland Government International Bond
5 .125 09/18/34 545
2,795,000 Republic of Poland Government International Bond
5 .500 04/04/53 2,630
ZAR 18,725,000 Republic of South Africa Government International Bond
8 .875 02/28/35 916
2,925,000 (b) Republic of South Africa Government International Bond
7 .100 11/19/36 2,835
2,800,000 Republic of South Africa Government International Bond
5 .375 07/24/44 2,090
350,000 Republic of South Africa Government International Bond
7 .300 04/20/52 309
UZS 5,990,000,000 (b) Republic of Uzbekistan International Bond
16 .625 05/29/27 467
675,000 (b) Republic of Uzbekistan International Bond
3 .700 11/25/30 571
1,525,000 (b) Republic of Uzbekistan International Bond
6 .900 02/28/32 1,510
RON 5,655,000 Romanian Government International Bond
8 .000 04/29/30 1,260
1,850,000 (b) Romanian Government International Bond
3 .000 02/14/31 1,547
EUR 1,100,000 (b) Romanian Government International Bond
2 .000 04/14/33 885
3,300,000 (b) Romanian Government International Bond
4 .000 02/14/51 2,022

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 3,125,000 (b) Rwanda International Government Bond
5 .500% 08/09/31 $ 2,527
2,500,000 (b) Saudi Government International Bond
5 .625 01/13/35 2,570
5,650,000 (b) Saudi Government International Bond
3 .750 01/21/55 3,842
EUR 325,000 (b) Senegal Government International Bond
4 .750 03/13/28 305
EUR 425,000 (b) Senegal Government International Bond
5 .375 06/08/37 307
1,000,000 (b) Senegal Government International Bond
6 .750 03/13/48 652
EUR 1,250,000 (b) Serbia Government International Bond
1 .500 06/26/29 1,208
3,450,000 (b) Serbia Government International Bond
2 .125 12/01/30 2,843
EUR 525,000 (b) Serbia Government International Bond
1 .650 03/03/33 443
760,000 (b) Serbia Government International Bond
6 .500 09/26/33 782
RSD 31,700,000 Serbia Treasury Bonds
4 .500 08/20/32 284
EUR 725,000 (b) Spain Government Bond
3 .150 04/30/35 770
EUR 700,000 (b) Spain Government Bond
5 .150 10/31/44 886
EUR 845,000 (b) Spain Government International Bond
1 .400 07/30/28 885
EUR 1,475,000 (b) Spain Government International Bond
0 .600 10/31/29 1,459
EUR 900,000 (b) Spain Government International Bond
3 .250 04/30/34 972
EUR 475,000 (b) Spain Government International Bond
3 .900 07/30/39 524
EUR 2,350,000 (b) Spain Government International Bond
1 .200 10/31/40 1,776
EUR 2,600,000 (b) Spain Government International Bond
1 .900 10/31/52 1,814
THB 24,400,000 Thailand Government International Bond
3 .300 06/17/38 801
THB 16,100,000 Thailand Government International Bond
2 .000 06/17/42 441
AUD 4,650,000 Treasury Corp of Victoria
2 .250 11/20/34 2,265
EUR 750,000 Turkiye Government International Bond
5 .875 05/21/30 829
1,850,000 Turkiye Government International Bond
7 .625 05/15/34 1,863
1,900,000 Turkiye Government International Bond
6 .500 01/03/35 1,766
250,000 (b),(f) Ukraine Government International Bond
1 .750 02/01/29 161
363,440 (b) Ukraine Government International Bond
0 .000 02/01/35 200
73,700 (b) Ukraine Government International Bond
0 .000 02/01/36 40
GBP 485,000 United Kingdom Gilt
0 .125 01/31/28 564
GBP 1,220,000 United Kingdom Gilt
1 .625 10/22/28 1,452
GBP 425,000 United Kingdom Gilt
0 .500 01/31/29 481
GBP 790,000 United Kingdom Gilt
4 .000 10/22/31 998
GBP 440,000 United Kingdom Gilt
3 .250 01/31/33 522
GBP 550,000 United Kingdom Gilt
0 .875 07/31/33 532
GBP 760,000 United Kingdom Gilt
4 .625 01/31/34 985
GBP 1,785,000 United Kingdom Gilt
4 .250 07/31/34 2,240
GBP 2,665,000 United Kingdom Gilt
1 .750 09/07/37 2,464
GBP 900,000 United Kingdom Gilt
3 .750 01/29/38 1,041
GBP 275,000 United Kingdom Gilt
1 .250 10/22/41 206
GBP 575,000 United Kingdom Gilt
1 .500 07/22/47 384
GBP 800,000 United Kingdom Gilt
4 .250 12/07/49 890
GBP 1,875,000 United Kingdom Gilt
0 .625 10/22/50 892
GBP 1,475,000 United Kingdom Gilt
1 .500 07/31/53 866
GBP 675,000 United Kingdom Gilt
4 .375 07/31/54 753
1,145,360 Uruguay Government International Bond
4 .375 01/23/31 1,125
UYU 20,300,000 Uruguay Government International Bond
8 .250 05/21/31 452
2,048,000 Uruguay Government International Bond
5 .442 02/14/37 2,068
1,400,000 Uruguay Government International Bond
5 .100 06/18/50 1,295
TOTAL FOREIGN GOVERNMENT BONDS 375,570
MORTGAGE BACKED - 26.6%
5,176,000 (a),(b) Angel Oak Mortgage Trust
2 .837 11/25/66 3,718
6,000,351 (a),(b) Bayview Opportunity Master Fund VI Trust
3 .000 10/25/51 5,080
71,653,161 (a),(b) Citigroup Mortgage Loan Trust
0 .156 02/25/52 601
8,033,632 (a),(b) Citigroup Mortgage Loan Trust
0 .250 02/25/52 112
19,340,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .440 03/25/42 19,960
23,145,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
8 .986 06/25/42 24,650
340,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .690 01/25/43 357
3,759,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .886 05/25/43 3,967
1,770,600 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)
9 .686 05/25/43 1,935
1,940,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .436 06/25/43 2,022
915,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)
11 .186 06/25/43 1,014
3,995,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
7 .040 07/25/43 4,108

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 3,960,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188% 07/25/43 $ 4,182
2,425,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)
10 .240 07/25/43 2,634
5,755,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .890 10/25/43 6,080
1,376,101 Fannie Mae Pool
3 .500 05/01/32 1,352
154,818 Fannie Mae Pool
4 .500 10/01/33 153
290,873 Fannie Mae Pool
4 .500 05/01/35 285
1,799,322 Fannie Mae Pool
5 .000 05/01/35 1,811
857,103 Fannie Mae Pool
5 .000 10/01/35 863
730,548 Fannie Mae Pool
5 .000 02/01/36 736
2,325,101 Fannie Mae Pool
5 .500 11/01/38 2,366
812,618 Fannie Mae Pool
3 .000 10/01/39 749
9,923,482 Fannie Mae Pool
3 .000 05/01/40 9,146
1,210,797 Fannie Mae Pool
5 .000 09/01/40 1,221
2,678,457 Fannie Mae Pool
5 .000 05/01/41 2,702
7,482,139 Fannie Mae Pool
4 .000 09/01/42 7,141
5,818,485 Fannie Mae Pool
3 .500 04/01/43 5,423
5,158,736 Fannie Mae Pool
3 .500 09/01/43 4,818
5,561,531 Fannie Mae Pool
4 .500 03/01/44 5,465
25,049,591 Fannie Mae Pool
4 .000 05/01/44 24,030
2,376,772 Fannie Mae Pool
4 .500 06/01/44 2,309
2,325,304 Fannie Mae Pool
4 .500 10/01/44 2,265
3,941,191 Fannie Mae Pool
4 .500 11/01/44 3,839
1,212,218 Fannie Mae Pool
5 .000 11/01/44 1,223
1,470,340 Fannie Mae Pool
4 .500 12/01/44 1,432
1,651,998 Fannie Mae Pool
4 .000 01/01/45 1,577
417,039 Fannie Mae Pool
4 .500 03/01/45 407
251,829 Fannie Mae Pool
4 .500 04/01/45 245
5,385,635 Fannie Mae Pool
3 .500 05/01/45 4,999
6,948,265 Fannie Mae Pool
3 .500 01/01/46 6,413
810,420 Fannie Mae Pool
4 .000 04/01/46 769
5,677,867 Fannie Mae Pool
3 .500 06/01/46 5,224
7,303,168 Fannie Mae Pool
3 .500 07/01/46 6,720
12,643,408 Fannie Mae Pool
3 .500 07/01/46 11,784
1,263,345 Fannie Mae Pool
3 .000 10/01/46 1,100
7,065,205 Fannie Mae Pool
3 .500 10/01/46 6,501
2,871,969 Fannie Mae Pool
4 .500 05/01/47 2,833
307,494 Fannie Mae Pool
3 .000 11/01/47 268
5,470,409 Fannie Mae Pool
3 .500 11/01/47 5,094
11,446,038 Fannie Mae Pool
3 .500 01/01/48 10,532
4,851,793 Fannie Mae Pool
4 .500 01/01/48 4,726
3,950,571 Fannie Mae Pool
4 .500 02/01/48 3,848
3,201,560 Fannie Mae Pool
4 .500 05/01/48 3,119
2,217,891 Fannie Mae Pool
4 .500 05/01/48 2,161
427,743 Fannie Mae Pool
3 .000 06/01/49 369
14,740,042 Fannie Mae Pool
3 .000 07/01/50 13,014
9,823,943 Fannie Mae Pool
3 .000 09/01/51 8,639
62,788,326 Fannie Mae Pool
2 .500 12/01/51 52,757
2,079,645 Fannie Mae Pool
2 .500 01/01/52 1,735
23,570,425 Fannie Mae Pool
2 .500 02/01/52 19,832
13,740,275 Fannie Mae Pool
3 .000 02/01/52 11,975
10,425,996 Fannie Mae Pool
3 .500 02/01/52 9,504
26,623,849 Fannie Mae Pool
3 .000 04/01/52 23,310
15,452,292 Fannie Mae Pool
3 .000 04/01/52 13,514
891,628 Fannie Mae Pool
3 .000 04/01/52 774
11,883,619 Fannie Mae Pool
3 .000 05/01/52 10,394
37,480,399 Fannie Mae Pool
4 .000 05/01/52 34,987
33,118,165 Fannie Mae Pool
3 .500 06/01/52 29,989
18,320,458 Fannie Mae Pool
3 .500 06/01/52 16,550
64,901,646 Fannie Mae Pool
4 .000 06/01/52 60,583
7,099,178 Fannie Mae Pool
4 .500 06/01/52 6,803
41,503,811 Fannie Mae Pool
3 .000 07/01/52 35,990
49,395,422 Fannie Mae Pool
4 .000 07/01/52 46,109

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 6,892,458 Fannie Mae Pool
4 .500% 07/01/52 $ 6,603
8,112,133 Fannie Mae Pool
4 .500 07/01/52 7,774
8,491,950 Fannie Mae Pool
4 .500 08/01/52 8,137
44,370,606 Fannie Mae Pool
5 .000 08/01/52 43,638
123,231,353 Fannie Mae Pool
4 .000 09/01/52 115,001
130,216,497 Fannie Mae Pool
4 .500 09/01/52 124,774
25,974,307 Fannie Mae Pool
5 .000 09/01/52 25,545
83,116,101 Fannie Mae Pool
4 .000 10/01/52 77,560
54,322,465 Fannie Mae Pool
4 .500 10/01/52 52,054
14,014,178 Fannie Mae Pool
5 .000 10/01/52 13,776
125,796,826 Fannie Mae Pool
4 .500 11/01/52 120,552
321,812 Fannie Mae Pool
5 .000 01/01/53 316
61,124,294 Fannie Mae Pool
5 .000 02/01/53 60,051
50,521,050 Fannie Mae Pool
5 .500 02/01/53 50,565
14,528,609 Fannie Mae Pool
6 .000 02/01/53 14,800
55,788,483 Fannie Mae Pool
5 .000 04/01/53 54,806
18,535,990 Fannie Mae Pool
5 .000 06/01/53 18,334
111,115,333 Fannie Mae Pool
5 .500 06/01/53 111,141
25,783,139 Fannie Mae Pool
4 .000 07/01/53 24,059
22,668,344 Fannie Mae Pool
4 .500 07/01/53 21,701
25,729,602 Fannie Mae Pool
4 .500 08/01/53 24,619
31,129,131 Fannie Mae Pool
5 .000 08/01/53 30,575
13,502,651 Fannie Mae Pool
5 .500 10/01/53 13,495
96,648,335 Fannie Mae Pool
5 .500 04/01/54 96,547
130,472,178 Fannie Mae Pool
5 .500 05/01/54 130,335
3,714,692 Fannie Mae Pool
6 .000 06/01/54 3,774
40,534,775 Fannie Mae Pool
5 .500 10/01/54 40,492
24,506,932 Fannie Mae Pool
6 .000 10/01/54 24,896
4,098,616 (a) Fannie Mae REMICS, (SOFR30A + 5.836%)
1 .496 09/25/43 451
3,015,756 Fannie Mae REMICS
3 .000 07/25/45 2,717
6,122,531 Fannie Mae REMICS
3 .500 02/25/48 5,401
4,395,400 Fannie Mae REMICS
4 .000 07/25/48 4,139
19,893,749 Fannie Mae REMICS
2 .000 08/25/50 13,574
10,511,070 Fannie Mae REMICS
2 .000 08/25/50 1,350
9,273,796 Fannie Mae REMICS
2 .000 10/25/50 6,336
27,043,696 Fannie Mae REMICS
2 .500 11/25/50 3,786
9,214,675 Fannie Mae REMICS
3 .000 12/25/50 1,606
3,461,010 Fannie Mae REMICS
3 .000 02/25/51 581
10,781,788 Fannie Mae REMICS
2 .500 11/25/51 1,278
14,936,117 Fannie Mae REMICS
3 .500 04/25/52 11,587
3,573,086 Fannie Mae REMICS
4 .000 05/25/52 2,878
10,011,180 Fannie Mae REMICS
4 .500 07/25/52 9,650
5,861,668 Fannie Mae REMICS
4 .500 08/25/52 5,008
4,406,965 Fannie Mae REMICS
4 .000 09/25/52 3,777
5,027,820 Fannie Mae REMICS
4 .000 09/25/52 4,511
4,251,580 Fannie Mae REMICS
4 .500 10/25/52 3,958
4,855,752 Fannie Mae REMICS
4 .500 10/25/52 4,664
8,038,329 Fannie Mae REMICS
5 .500 11/25/52 7,993
6,563,466 Federal National Mortgage Association
2 .500 02/01/52 5,472
4,592 Freddie Mac Gold Pool
8 .000 01/01/31 5
3,411 Freddie Mac Gold Pool
7 .000 01/01/32 4
162,290 Freddie Mac Gold Pool
4 .500 07/01/33 161
1,085,549 Freddie Mac Gold Pool
7 .000 12/01/33 1,135
305,557 Freddie Mac Gold Pool
4 .500 10/01/34 301
222,518 Freddie Mac Gold Pool
4 .500 04/01/35 219
230,365 Freddie Mac Gold Pool
7 .000 05/01/35 241
950,637 Freddie Mac Gold Pool
5 .000 06/01/36 959
355,336 Freddie Mac Gold Pool
5 .000 07/01/39 359
47,804 Freddie Mac Gold Pool
4 .500 12/01/43 47
28,446 Freddie Mac Gold Pool
4 .500 02/01/44 28
949,350 Freddie Mac Gold Pool
4 .500 10/01/44 926
495,259 Freddie Mac Gold Pool
4 .500 11/01/44 483

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 896,147 Freddie Mac Gold Pool
4 .500% 11/01/44 $ 874
460,415 Freddie Mac Gold Pool
4 .500 12/01/44 445
446,375 Freddie Mac Gold Pool
4 .500 12/01/44 435
2,783,203 Freddie Mac Gold Pool
3 .500 04/01/45 2,580
280,740 Freddie Mac Gold Pool
4 .500 05/01/45 270
11,816,575 Freddie Mac Gold Pool
3 .500 08/01/45 10,981
1,093,666 Freddie Mac Gold Pool
4 .500 06/01/47 1,069
1,895,711 Freddie Mac Gold Pool
4 .000 09/01/47 1,802
2,081,551 Freddie Mac Gold Pool
3 .500 12/01/47 1,918
7,405,865 Freddie Mac Gold Pool
4 .500 08/01/48 7,253
3,459,667 Freddie Mac Gold Pool
4 .500 10/01/48 3,375
5,525,398 Freddie Mac Gold Pool
3 .500 11/01/48 5,091
11,312,526 Freddie Mac Pool
3 .000 11/01/49 9,987
28,062,459 Freddie Mac Pool
3 .000 11/01/51 24,801
4,056,818 Freddie Mac Pool
3 .000 11/01/51 3,568
2,504,918 Freddie Mac Pool
3 .000 11/01/51 2,222
3,573,909 Freddie Mac Pool
3 .000 11/01/51 3,159
11,872,261 Freddie Mac Pool
2 .500 04/01/52 9,958
9,274,177 Freddie Mac Pool
3 .000 04/01/52 8,133
6,038,012 Freddie Mac Pool
4 .000 04/01/52 5,646
46,342,159 Freddie Mac Pool
3 .000 05/01/52 40,203
94,186 Freddie Mac Pool
3 .000 06/01/52 82
1,125,045 Freddie Mac Pool
3 .500 06/01/52 1,018
15,165,963 Freddie Mac Pool
4 .500 06/01/52 14,530
653,258 Freddie Mac Pool
4 .500 07/01/52 625
15,084,848 Freddie Mac Pool
4 .500 07/01/52 14,452
26,979,476 Freddie Mac Pool
6 .000 11/01/52 27,492
49,072,765 Freddie Mac Pool
5 .000 06/01/53 48,199
45,117,667 Freddie Mac Pool
5 .000 08/01/53 44,292
21,600,991 Freddie Mac Pool
5 .500 08/01/53 21,603
8,915,738 Freddie Mac REMICS
3 .500 01/15/47 7,924
1,604,963 Freddie Mac REMICS
4 .000 10/15/47 1,507
1,553,130 Freddie Mac REMICS
4 .000 11/15/47 1,474
7,959,780 Freddie Mac REMICS
4 .000 01/15/48 7,541
8,811,221 Freddie Mac REMICS
4 .000 03/15/48 8,307
2,345,396 Freddie Mac REMICS
4 .000 04/15/48 2,221
5,480,644 Freddie Mac REMICS
4 .000 04/15/48 5,157
6,795,095 (a) Freddie Mac REMICS, (SOFR30A + 9.737%)
2 .779 06/15/48 6,250
5,061,137 (a) Freddie Mac REMICS, (SOFR30A + 9.657%)
2 .699 10/15/48 4,425
7,189,208 Freddie Mac REMICS
2 .000 09/25/50 4,818
4,554,108 Freddie Mac REMICS
2 .000 09/25/50 589
13,915,813 Freddie Mac REMICS
3 .000 09/25/50 10,255
7,048,737 Freddie Mac REMICS
3 .000 10/25/50 5,042
32,956,623 Freddie Mac REMICS
2 .500 02/25/51 5,450
8,695,909 Freddie Mac REMICS
2 .500 05/25/51 5,519
3,515,077 Freddie Mac REMICS
4 .000 08/25/52 2,955
6,567,572 Freddie Mac REMICS
4 .500 10/25/52 6,083
8,015,492 Freddie Mac REMICS
5 .500 11/25/52 8,057
3,812,153 Freddie Mac REMICS
5 .500 02/25/53 3,879
860,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
11 .440 01/25/42 916
3,925,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9 .090 02/25/42 4,105
12,365,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%)
7 .240 04/25/42 12,724
6,630,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8 .647 04/25/42 7,071
24,423,800 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .690 05/25/42 25,388
31,100,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .840 06/25/42 33,061
20,340,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)
8 .340 07/25/42 21,466
1,875,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)
7 .890 08/25/42 1,959
15,170,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
8 .040 09/25/42 15,964
790,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)
8 .444 03/25/43 823
1,215,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7 .586 04/25/43 1,272
5,035,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7 .840 05/25/43 5,347
140,861 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .786 02/25/48 137

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 29,416 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .847% 05/25/48 $ 29
9,076,298 Ginnie Mae I Pool
3 .700 10/15/33 8,709
149,459 Ginnie Mae I Pool
5 .000 04/15/38 151
668,647 Ginnie Mae I Pool
5 .000 06/15/39 673
370,565 Ginnie Mae I Pool
5 .000 06/15/39 370
8,961,049 Ginnie Mae I Pool
3 .700 08/15/40 8,243
172,757 Ginnie Mae II Pool
6 .500 11/20/38 180
7,278,786 Ginnie Mae II Pool
3 .000 06/20/51 6,450
8,393,243 Ginnie Mae II Pool
3 .000 12/20/51 7,438
6,126,363 Ginnie Mae II Pool
2 .500 02/20/52 5,093
51,584,218 Ginnie Mae II Pool
3 .500 04/20/52 47,346
4,127,148 Ginnie Mae II Pool
3 .500 07/20/52 3,784
10,906,850 Ginnie Mae II Pool
4 .000 08/20/52 10,234
6,789,750 Ginnie Mae II Pool
4 .000 09/20/52 6,366
8,659,085 Ginnie Mae II Pool
5 .000 11/20/52 8,531
14,526,979 Government National Mortgage Association
5 .000 01/20/40 2,982
6,505,186 Government National Mortgage Association
4 .500 03/20/40 1,146
10,509,313 Government National Mortgage Association
5 .000 03/20/40 2,070
8,371,094 Government National Mortgage Association
2 .500 12/20/43 7,445
4,376,720 Government National Mortgage Association
3 .000 03/20/45 3,909
2,740,654 Government National Mortgage Association
4 .000 06/20/46 315
3,796,391 Government National Mortgage Association
5 .000 09/20/46 707
16,963,477 Government National Mortgage Association
3 .000 11/20/51 12,495
18,798,337 Government National Mortgage Association
3 .000 12/20/51 13,761
17,125,264 Government National Mortgage Association
3 .000 01/20/52 12,767
15,728,760 Government National Mortgage Association
3 .000 02/20/52 10,922
11,033,177 Government National Mortgage Association
4 .000 04/20/52 9,415
11,107,589 Government National Mortgage Association
5 .000 04/20/52 2,027
5,664,492 Government National Mortgage Association
4 .000 07/20/52 4,677
10,165,670 Government National Mortgage Association
4 .500 09/20/52 9,481
8,632,295 Government National Mortgage Association
4 .500 09/20/52 8,056
7,195,240 Government National Mortgage Association
4 .500 09/20/52 6,806
4,900,505 Government National Mortgage Association
4 .500 09/20/52 4,366
5,611,523 Government National Mortgage Association
4 .500 02/20/53 5,129
4,847,640 Government National Mortgage Association
5 .500 02/20/53 4,829
9,716,762 (a) Government National Mortgage Association, (SOFR30A + 6.950%)
2 .606 05/20/53 823
7,170,244 (a) Government National Mortgage Association, (SOFR30A + 23.205%)
6 .262 08/20/53 7,782
4,260,841 (a) Government National Mortgage Association, (SOFR30A + 25.350%)
8 .407 08/20/53 4,964
85,026,267 (a),(b) GS Mortgage-Backed Securities Corp Trust
0 .151 08/25/51 731
16,155,608 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 13,120
9,694,449 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 7,885
2,891,209 (a),(b) GS Mortgage-Backed Securities Trust
2 .827 05/28/52 2,392
10,017,696 (a),(b) GS Mortgage-Backed Securities Trust
3 .000 08/26/52 8,481
200,629 (a) Impac CMB Trust, (TSFR1M + 0.774%)
5 .095 03/25/35 183
1,047,500 (a),(b) J.P. Morgan Mortgage Trust
3 .243 10/25/52 847
944,760 (a),(b) JP Morgan Mortgage Trust
3 .500 05/25/47 857
982,105 (a),(b) JP Morgan Mortgage Trust
3 .500 10/25/48 878
201,315 (a),(b) JP Morgan Mortgage Trust
4 .000 01/25/49 188
23,630,651 (a),(b) JP Morgan Mortgage Trust
0 .122 06/25/51 150
41,319,067 (a),(b) JP Morgan Mortgage Trust
0 .107 11/25/51 247
4,754,676 (a),(b) JP Morgan Mortgage Trust
2 .500 11/25/51 3,867
41,409,468 (a),(b) JP Morgan Mortgage Trust
0 .115 12/25/51 267
5,852,638 (a),(b) JP Morgan Mortgage Trust
2 .500 12/25/51 4,760
7,798,765 (a),(b) JP Morgan Mortgage Trust
2 .500 01/25/52 6,348
9,223,215 (a),(b) JP Morgan Mortgage Trust
0 .500 04/25/52 265
8,502,655 (a),(b) JP Morgan Mortgage Trust
3 .343 04/25/52 7,237
5,440,782 (a),(b) JP Morgan Mortgage Trust
3 .343 04/25/52 4,579
2,471,087 (a),(b) JP Morgan Mortgage Trust
3 .343 04/25/52 2,012
9,988,408 (a),(b) JP Morgan Mortgage Trust
2 .500 06/25/52 8,124
2,790,913 (a),(b) JP Morgan Mortgage Trust
3 .000 06/25/52 2,379
82,187,998 (b) JP Morgan Mortgage Trust
0 .224 07/25/52 792
12,692,127 (a),(b) JP Morgan Mortgage Trust
2 .500 07/25/52 10,315

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 20,270,173 (a),(b) JP Morgan Mortgage Trust
3 .250% 07/25/52 $ 17,921
17,019,210 (a),(b) JP Morgan Mortgage Trust
3 .000 08/25/52 14,408
9,150,699 (a),(b) JP Morgan Mortgage Trust
3 .000 10/25/52 7,747
5,561,388 (a),(b) JP Morgan Mortgage Trust
3 .000 11/25/52 4,708
7,518,073 (a),(b) JP Morgan Mortgage Trust
3 .000 04/25/53 6,365
3,512,869 (a),(b) JP Morgan Mortgage Trust
5 .000 06/25/53 3,403
3,516,820 (a),(b) JP Morgan Mortgage Trust
5 .500 06/25/53 3,466
7,343,711 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 5,976
1,718,884 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,533
4,924,624 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 4,006
5,216,265 (a),(b) OBX
3 .000 01/25/52 4,416
2,295,538 (a),(b) RCKT Mortgage Trust
3 .007 09/25/51 1,821
13,166,034 (a),(b) RCKT Mortgage Trust
2 .500 02/25/52 10,709
5,673,652 (a),(b) RCKT Mortgage Trust
3 .000 05/25/52 4,803
360,856 (a),(b) RCKT Mortgage Trust
3 .190 05/25/52 297
816,079 (a),(b) RCKT Mortgage Trust
4 .000 06/25/52 738
227,160 (a),(b) Sequoia Mortgage Trust
4 .000 06/25/49 214
1,173,031 (a),(b) Sequoia Mortgage Trust
3 .500 12/25/49 1,054
5,385,636 (a),(b) Sequoia Mortgage Trust
2 .500 06/25/51 4,381
2,535,000 (a),(b) Verus Securitization Trust
7 .511 02/25/68 2,561
739,384 (b) Verus Securitization Trust (Step Bond)
2 .733 05/25/65 712
4,163,279 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .000 08/25/51 3,525
5,186,129 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .312 08/25/51 4,347
TOTAL MORTGAGE BACKED 3,046,637
MUNICIPAL BONDS - 2.4%
245,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .264 09/01/25 244
1,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .038 09/01/34 932
845,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .750 09/01/37 746
2,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .000 09/01/48 1,618
3,995,000 City of Los Angeles CA Wastewater System Revenue
4 .029 06/01/39 3,625
4,940,000 City of New York NY
3 .200 12/01/26 4,864
1,575,000 City of San Antonio TX Customer Facility Charge Revenue
4 .353 07/01/25 1,575
4,055,000 Commonwealth Financing Authority
3 .864 06/01/38 3,679
19,355,000 Commonwealth Financing Authority
3 .807 06/01/41 16,349
4,365,000 County of Miami-Dade FL Aviation Revenue
2 .604 10/01/25 4,326
2,375,000 County of Miami-Dade FL Aviation Revenue
3 .505 10/01/25 2,364
2,500,000 County of Miami-Dade FL Aviation Revenue
2 .704 10/01/26 2,445
3,940,000 County of Miami-Dade FL Aviation Revenue
3 .049 10/01/26 3,873
3,750,000 County of Miami-Dade FL Aviation Revenue
3 .612 10/01/26 3,717
4,700,000 County of Miami-Dade FL Aviation Revenue
2 .529 10/01/30 4,258
3,730,000 County of Miami-Dade FL Aviation Revenue
3 .732 10/01/37 3,283
3,900,000 County of Miami-Dade FL Aviation Revenue
3 .982 10/01/41 3,337
9,160,000 County of Miami-Dade FL Aviation Revenue
4 .280 10/01/41 8,230
2,000,000 Duke University
3 .199 10/01/38 1,651
5,080,000 Illinois Finance Authority
3 .944 08/15/47 4,131
4,805,000 Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy
3 .375 09/01/35 4,253
5,680,000 New York State Dormitory Authority
3 .998 07/01/39 5,026
10,605,000 New York State Dormitory Authority
4 .294 07/01/44 9,314
6,000,000 New York State Dormitory Authority
3 .879 07/01/46 4,806
6,460,000 New York State Thruway Authority
2 .406 01/01/26 6,376
4,750,000 New York State Thruway Authority
2 .500 01/01/27 4,620
1,000,000 Port of Corpus Christi Authority of Nueces County
3 .487 12/01/25 994
1,910,000 Public Finance Authority
4 .269 07/01/40 1,723
6,360,000 San Jose Redevelopment Agency Successor Agency
3 .375 08/01/34 5,824
13,060,000 State of California
4 .600 04/01/38 12,509
10,500,000 State of Illinois
3 .150 06/15/26 10,346
12,500,000 State of Illinois
3 .250 06/15/27 12,201
25,552,941 State of Illinois
5 .100 06/01/33 25,517
9,700,000 State of Oregon Department of Administrative Services
4 .103 05/01/39 8,773
9,900,000 State of Wisconsin
3 .154 05/01/27 9,706
25,860,000 University of California
3 .063 07/01/25 25,773
17,045,000 University of California
3 .931 05/15/45 15,378

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 7,620,000 University of Massachusetts Building Authority
3 .097% 11/01/35 $ 6,529
13,000,000 University of Massachusetts Building Authority
3 .434 11/01/40 10,758
20,000,000 University of New Mexico
3 .532 06/20/32 19,377
2,160,000 Virginia Port Authority
4 .228 07/01/36 2,038
390,000 Washington Convention & Sports Authority
3 .969 10/01/30 380
TOTAL MUNICIPAL BONDS 277,468
OTHER MORTGAGE BACKED - 0.1%
10,751,000 (a),(b) EQT Trust
5 .331 07/05/41 10,822
TOTAL OTHER MORTGAGE BACKED 10,822
U.S. TREASURY SECURITIES - 21.5%
4,180,000 United States Treasury Note
4 .125 10/31/26 4,190
94,645,000 United States Treasury Note
4 .250 11/30/26 95,100
9,725,000 United States Treasury Note
4 .125 01/31/27 9,758
19,475,000 United States Treasury Note
4 .125 02/28/27 19,549
2,800,000 United States Treasury Note
3 .875 03/31/27 2,799
106,000,000 United States Treasury Note
4 .125 11/15/27 106,609
1,580,000 United States Treasury Note
4 .250 01/15/28 1,595
12,825,000 United States Treasury Note
4 .250 02/15/28 12,951
110,697,000 United States Treasury Note
4 .625 02/15/35 114,364
17,120,000 United States Treasury Note
4 .750 02/15/45 17,433
73,815,000 United States Treasury Note
4 .500 11/15/54 72,731
12,930,000 United States Treasury Note/Bond
5 .000 09/30/25 12,977
2,205,000 United States Treasury Note/Bond
0 .250 10/31/25 2,155
10,000,000 United States Treasury Note/Bond
4 .875 11/30/25 10,045
825,000 United States Treasury Note/Bond
4 .250 12/31/25 826
2,765,000 United States Treasury Note/Bond
4 .625 03/15/26 2,779
3,540,000 United States Treasury Note/Bond
4 .500 03/31/26 3,555
6,075,000 United States Treasury Note/Bond
4 .625 06/30/26 6,120
5,515,000 United States Treasury Note/Bond
4 .500 07/15/26 5,550
985,000 United States Treasury Note/Bond
4 .625 09/15/26 994
1,025,000 United States Treasury Note/Bond
3 .500 09/30/26 1,018
700,000 United States Treasury Note/Bond
4 .625 10/15/26 707
5,510,000 United States Treasury Note/Bond
4 .375 12/15/26 5,549
29,505,000 United States Treasury Note/Bond
0 .500 10/31/27 27,067
239,705,000 United States Treasury Note/Bond
3 .500 04/30/28 236,943
80,000 United States Treasury Note/Bond
1 .250 09/30/28 73
577,867,000 United States Treasury Note/Bond
4 .000 02/28/30 579,176
113,120,000 United States Treasury Note/Bond
3 .500 04/30/30 110,690
2,312,500 United States Treasury Note/Bond
4 .000 07/31/30 2,314
5,650,000 United States Treasury Note/Bond
4 .375 11/30/30 5,753
50,000,000 United States Treasury Note/Bond
3 .750 12/31/30 49,320
70,450,000 United States Treasury Note/Bond
4 .000 01/31/31 70,362
57,151,000 United States Treasury Note/Bond
4 .125 07/31/31 57,379
97,957,900 United States Treasury Note/Bond
3 .750 08/31/31 96,240
10,000,000 United States Treasury Note/Bond
1 .125 08/15/40 6,267
12,050,000 United States Treasury Note/Bond
3 .875 08/15/40 11,268
20,935,000 United States Treasury Note/Bond
4 .375 05/15/41 20,639
85,325,800 United States Treasury Note/Bond
2 .375 02/15/42 63,328
26,721,000 United States Treasury Note/Bond
3 .250 05/15/42 22,578
91,758,000 United States Treasury Note/Bond
3 .375 08/15/42 78,665
6,000,000 United States Treasury Note/Bond
2 .750 11/15/42 4,667
56,675,000 United States Treasury Note/Bond
3 .875 02/15/43 51,871
49,620,000 United States Treasury Note/Bond
3 .875 05/15/43 45,294
9,560,000 United States Treasury Note/Bond
4 .375 08/15/43 9,316
13,535,000 United States Treasury Note/Bond
4 .750 11/15/43 13,827
4,800,000 United States Treasury Note/Bond
4 .625 05/15/44 4,816
35,680,000 United States Treasury Note/Bond
3 .000 05/15/45 27,986
41,710,000 United States Treasury Note/Bond
2 .875 08/15/45 31,946
52,140,000 United States Treasury Note/Bond
2 .500 05/15/46 36,950
1,075,000 United States Treasury Note/Bond
3 .000 05/15/47 826
30,710,000 United States Treasury Note/Bond
2 .750 11/15/47 22,401
6,155,000 United States Treasury Note/Bond
3 .125 05/15/48 4,791

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 51,995,000 United States Treasury Note/Bond
3 .000% 08/15/48 $ 39,482
20,120,000 United States Treasury Note/Bond
3 .375 11/15/48 16,331
256,002,000 United States Treasury Note/Bond
2 .250 02/15/52 161,501
44,786,000 United States Treasury Note/Bond
3 .625 02/15/53 37,720
TOTAL U.S. TREASURY SECURITIES 2,457,141
TOTAL GOVERNMENT BONDS
(Cost $6,530,096) 6,221,800
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
173,925 Morgan Stanley 4,392
TOTAL FINANCIAL SERVICES 4,392
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,392
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 14.5%
ASSET BACKED - 5.1%
1,000,000 (b) Affirm Asset Securitization Trust, Series 2023 B
6 .820 09/15/28 1,008
5,000,000 (a),(b) AGL CLO 19 Ltd, (TSFR3M + 2.750%), Series 2022 19A
7 .043 07/21/35 5,003
15,000,000 (a),(b) AIMCO CLO 16 Ltd, (TSFR3M + 1.650%), Series 2021 16A
5 .953 07/17/37 14,890
6,190,000 AmeriCredit Automobile Receivables Trust, Series 2020 3
1 .490 09/18/26 6,180
3,499,000 (b) AMSR Trust, Series 2019 SFR1
3 .148 01/19/39 3,400
74,236 (b) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1
5 .900 07/26/35 0 ^
9,500,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A
1 .380 08/20/27 9,146
575,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A
6 .660 02/20/30 603
4,175,141 (b) BHG Securitization Trust, Series 2021 B
1 .670 10/17/34 4,073
959,411 (b) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A
3 .280 09/26/33 944
EUR 676,051 (a),(b) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A
5 .004 05/22/31 696
1,500,000 (a),(b) BX Trust, (TSFR1M + 3.339%), Series 2023 DELC
7 .658 05/15/38 1,506
5,654,680 (b) Capital Automotive REIT, Series 2021 1A
1 .440 08/15/51 5,388
4,183,294 (b) Capital Automotive REIT, Series 2021 1A
1 .920 08/15/51 3,985
11,196,500 (b) Capital Automotive REIT, Series 2024 3A
4 .400 10/15/54 10,751
9,687,500 (b) Cars Net Lease Mortgage Notes, Series 2020 1A
2 .010 12/15/50 8,966
2,079,174 Carvana Auto Receivables Trust, Series 2021 N2
0 .970 03/10/28 2,031
109,194 Carvana Auto Receivables Trust, Series 2021 N2
1 .270 03/10/28 105
EUR 590,298 (a),(b) Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A
6 .034 05/22/34 639
4,150,000 (a),(b) Cayuga Park CLO Ltd, (TSFR3M + 1.912%), Series 2020 1A
1 .000 07/17/34 4,144
110,491 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6
3 .485 07/25/36 109
17,179,533 (b) CF Hippolyta LLC, Series 2020 1
1 .690 07/15/60 16,953
5,001,843 (b) CF Hippolyta LLC, Series 2020 1
1 .990 07/15/60 4,590
2,941,208 (b) CF Hippolyta LLC, Series 2020 1
2 .280 07/15/60 2,895
18,848,951 (b) CF Hippolyta LLC, Series 2021 1A
1 .530 03/15/61 18,016
4,476,626 (b) CF Hippolyta LLC, Series 2021 1A
1 .980 03/15/61 4,225
428,194 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2
5 .700 02/26/35 380
25,000,000 (a),(b) CIFC Funding Ltd, (TSFR3M + 1.600%), Series 2019 3A
5 .908 01/16/38 24,957
3,966 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1
6 .200 02/25/30 4
6,520,000 (a) Citibank Credit Card Issuance Trust, (TSFR1M + 0.884%), Series 2017 A6
5 .205 05/14/29 6,574
500,000 (b) Cologix Data Centers US Issuer LLC, Series 2021 1A
3 .300 12/26/51 479
500,000 (b) Compass Datacenters Issuer III LLC, Series 2025 1A
5 .656 02/25/50 507
7,777,350 (b) DB Master Finance LLC, Series 2019 1A
4 .021 05/20/49 7,699
36,281,250 (b) DB Master Finance LLC, Series 2021 1A
2 .045 11/20/51 34,613
28,638,000 (b) DB Master Finance LLC, Series 2021 1A
2 .493 11/20/51 26,280
172,743 (b) Diamond Resorts Owner Trust, Series 2021 1A
2 .700 11/21/33 170
27,789,188 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A
2 .662 04/25/51 25,656
3,800,000 (a),(b) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A
6 .155 07/18/30 3,804
2,701,736 (b) FNA VI LLC, Series 2021 1A
1 .350 01/10/32 2,493
2,580,000 (b) Frontier Issuer LLC, Series 2023 1
6 .600 08/20/53 2,628
12,460,000 (b) Frontier Issuer LLC, Series 2024 1
6 .190 06/20/54 12,857
11,000,000 (a),(b) Goldentree Loan Management US CLO 6 Ltd, (TSFR3M + 1.400%), Series 2019 6A
0 .000 04/20/35 10,907
953,362 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 1.950%), Series 2023 1A
6 .374 09/01/26 956

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 13,000,000 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 1.700%), Series 2024 1A
6 .122% 03/01/28 $ 13,023
3,500,000 (b) GSCG Trust, Series 2019 600C
2 .936 09/06/34 2,735
184,207 (b) HERO Funding Trust, Series 2017 2A
3 .280 09/20/48 163
368,413 (b) HERO Funding Trust, Series 2017 2A
4 .070 09/20/48 334
1,441,079 (b) Hilton Grand Vacations Trust, Series 2019 AA
2 .340 07/25/33 1,414
192,353 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3 .986 06/25/33 189
13,040,000 (b) Hotwire Funding LLC, Series 2024 1A
5 .893 06/20/54 13,272
1,431,287 (b) JG Wentworth XXII LLC, Series 2010 3A
3 .820 12/15/48 1,414
5,500,000 (a),(b) Madison Park Funding XXI Ltd, (TSFR3M + 1.912%), Series 2016 21A
6 .214 10/15/32 5,504
3,500,000 (a),(b) Massachusetts St, (TSFR3M + 1.912%), Series 2021 3A
6 .214 01/15/35 3,502
6,650,000 (b) MetroNet Infrastructure Issuer LLC, Series 2024 1A
6 .230 04/20/54 6,803
1,678,632 (b) MVW LLC, Series 2021 1WA
1 .140 01/22/41 1,585
666,545 (b) MVW Owner Trust, Series 2019 1A
2 .890 11/20/36 665
2,337,676 (b) MVW Owner Trust, Series 2019 2A
2 .220 10/20/38 2,292
1,550,039 (b) Navient Private Education Refi Loan Trust, Series 2020 HA
1 .310 01/15/69 1,456
3,368,140 (b) Navient Private Education Refi Loan Trust, Series 2021 A
0 .840 05/15/69 3,061
1,319,012 (b) Navient Student Loan Trust, Series 2019 BA
3 .390 12/15/59 1,291
629,528 (a),(b) Navient Student Loan Trust, (LIBOR 1 M + 1.094%), Series 2019 BA
5 .414 12/15/59 629
10,000,000 (a),(b) Neuberger Berman CLO Ltd, (TSFR3M + 1.800%), Series 2022 48A
6 .100 04/25/36 10,005
6,650,000 (a),(b) OHA Credit Funding 10 Ltd, (TSFR3M + 1.912%), Series 2021 10A
6 .205 01/18/36 6,655
10,000,000 (a),(b) OHA Credit Funding 6 Ltd, (TSFR3M + 1.650%), Series 2020 6A
5 .943 10/20/37 10,018
6,259,002 (b) OneMain Financial Issuance Trust, Series 2022 2A
4 .890 10/14/34 6,258
17,350,000 (b) OneMain Financial Issuance Trust, Series 2020 2A
1 .750 09/14/35 16,789
21,646,000 (a),(b) OneMain Financial Issuance Trust, (SOFR30A + 0.760%), Series 2021 1A
5 .358 06/16/36 21,631
8,000,000 (a),(b) Palmer Square CLO Ltd, (TSFR3M + 1.800%), Series 2022 1A
6 .093 04/20/35 8,004
1,450,000 (b) Progress Residential Trust, Series 2021 SFR9
2 .711 11/17/40 1,334
23,533,367 Santander Drive Auto Receivables Trust, Series 2021 4
1 .670 10/15/27 23,230
19,875,625 (b) SERVPRO Master Issuer LLC, Series 2021 1A
2 .394 04/25/51 18,313
575,966 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A
0 .990 11/20/37 562
624,502 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A
1 .340 11/20/37 610
346,227 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A
1 .790 11/20/37 338
608,742 (b) SMB Private Education Loan Trust, Series 2017 A
2 .880 09/15/34 606
1,447,743 (b) SMB Private Education Loan Trust, Series 2017 B
2 .820 10/15/35 1,428
893,086 (b) SMB Private Education Loan Trust, Series 2018 A
3 .500 02/15/36 880
617,960 (b) SoFi Professional Loan Program LLC, Series 2017 F
2 .840 01/25/41 613
799,179 (b) SoFi Professional Loan Program LLC, Series 2018 A
2 .950 02/25/42 794
864,748 (b) SoFi Professional Loan Program LLC, Series 2019 A
3 .690 06/15/48 854
2,246,169 (b) SpringCastle America Funding LLC, Series 2020 AA
1 .970 09/25/37 2,094
9,021,000 (b) SpringCastle America Funding LLC, Series 2020 AA
2 .660 09/25/37 7,187
6,475,000 (b) Stack Infrastructure Issuer LLC, Series 2020 1A
1 .893 08/25/45 6,392
5,875,000 (b) Stack Infrastructure Issuer LLC, Series 2021 1A
1 .877 03/26/46 5,696
260,133 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
5 .335 09/25/34 249
1,781,250 (b) Taco Bell Funding LLC, Series 2016 1A
4 .970 05/25/46 1,779
26,399,775 (b) Taco Bell Funding LLC, Series 2021 1A
1 .946 08/25/51 24,998
16,122,825 (b) Taco Bell Funding LLC, Series 2021 1A
2 .294 08/25/51 14,462
1,050,000 (b) Tesla Auto Lease Trust, Series 2023 B
6 .570 08/20/27 1,063
EUR 205,993 (a),(b) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A
5 .106 11/17/36 224
18,979,329 (b) Wendy's Funding LLC, Series 2021 1A
2 .370 06/15/51 17,236
18,300,000 (b) Ziply Fiber Issuer LLC, Series 2024 1A
6 .640 04/20/54 18,844
TOTAL ASSET BACKED 579,688
OTHER MORTGAGE BACKED - 9.4%
1,600,000 (a),(b) 20 Times Square Trust, Series 2018 20TS
3 .100 05/15/35 1,418
12,000,000 (a),(b) 20 Times Square Trust, Series 2018 20TS
3 .100 05/15/35 9,891
5,450,000 (b) 225 Liberty Street Trust, Series 2016 225L
3 .597 02/10/36 5,155
920,850 (a),(b) Agate Bay Mortgage Trust, Series 2015 6
3 .500 09/25/45 849
5,000,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
6 .684 04/15/34 3,623
GBP 420,888 (a),(b) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021 1A
6 .440 07/22/31 505
3,627,624 (a),(b) BAMLL Commercial Mortgage Securities Trust, (TSFR1M + 1.150%), Series 2022 DKLX
5 .470 01/15/39 3,612
6,910,000 (a),(b) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF
6 .670 02/15/42 6,902
1,067,340 (a) BANK, Series 2017 BNK8
3 .948 11/15/50 951
2,500,000 (a) BANK, Series 2017 BNK8
4 .092 11/15/50 2,010
1,000,000 BANK, Series 2019 BN21
3 .093 10/17/52 899

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 3,800,000 BANK, Series 2019 BN23
3 .203% 12/15/52 $ 3,442
1,000,000 (a) BANK, Series 2017 BNK6
3 .851 07/15/60 916
1,618,918 BANK, Series 2019 BN20
2 .758 09/15/62 1,497
8,000,000 (a) BANK, Series 2019 BN24
3 .283 11/15/62 7,324
1,183,000 (a) BANK, Series 2019 BN24
3 .517 11/15/62 1,008
3,400,000 (a) BANK5, Series 2024 5YR5
6 .268 02/15/29 3,508
2,675,000 BANK5, Series 2024 5YR7
5 .769 06/15/57 2,767
1,250,000 (a),(b) BBCMS Mortgage Trust, Series 2018 CHRS
4 .267 08/05/38 1,035
1,892,750 BBCMS Mortgage Trust, Series 2017 C1
3 .488 02/15/50 1,868
4,000,000 BBCMS Mortgage Trust, Series 2023 C19
5 .753 04/15/56 4,062
4,622,526 (a) BBCMS Mortgage Trust, Series 2023 C20
6 .383 07/15/56 4,770
5,000,000 (b) BBCMS Trust, Series 2015 SRCH
4 .798 08/10/35 4,722
4,600,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG2
2 .791 09/15/48 3,931
2,740,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG3
3 .131 09/15/48 2,220
2,500,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG3
3 .536 09/15/48 2,351
3,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4 .305 02/15/51 2,355
4,000,000 (a) Benchmark Mortgage Trust, Series 2018 B5
4 .598 07/15/51 3,605
3,452,143 Benchmark Mortgage Trust, Series 2019 B9
4 .016 03/15/52 3,330
3,000,000 Benchmark Mortgage Trust, Series 2019 B11
3 .784 05/15/52 2,772
830,000 Benchmark Mortgage Trust, Series 2018 B7
4 .241 05/15/53 811
3,500,000 (a) Benchmark Mortgage Trust, Series 2018 B7
4 .510 05/15/53 3,439
1,000,000 Benchmark Mortgage Trust, Series 2021 B27
2 .355 07/15/54 778
10,000,000 (a) Benchmark Mortgage Trust, Series 2021 B28
2 .244 08/15/54 7,964
3,150,000 Benchmark Mortgage Trust, Series 2021 B28
2 .429 08/15/54 2,643
9,500,000 Benchmark Mortgage Trust, Series 2021 B29
2 .612 09/15/54 8,091
2,000,000 Benchmark Mortgage Trust, Series 2019 B14
3 .493 12/15/62 1,630
2,265,000 Benchmark Mortgage Trust, Series 2019 B15
3 .231 12/15/72 2,052
1,641,000 (a) Benchmark Mortgage Trust, Series 2019 B15
3 .715 12/15/72 1,305
5,000,000 (a) BMO Mortgage Trust, Series 2024 C10
6 .013 11/15/57 5,167
2,360,000 (b) BWAY Mortgage Trust, Series 2022 26BW
3 .402 02/10/44 1,925
5,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.646%), Series 2019 IMC
5 .965 04/15/34 4,941
1,603,243 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.035%), Series 2021 CIP
5 .354 12/15/38 1,600
6,871,042 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP
5 .704 12/15/38 6,850
10,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK
9 .190 10/15/41 10,055
CAD 700,000 (a),(b) BX Commercial Mortgage Trust, Series 2024 PURE
5 .959 11/15/41 488
875,000 (a),(b) BX TRUST, (TSFR1M + 2.949%), Series 2022 PSB
7 .268 08/15/39 873
1,325,000 (b) BXP Trust, Series 2017 CC
3 .459 08/13/37 1,261
5,000,000 (b) BXP Trust, Series 2021 601L
2 .618 01/15/44 4,225
2,000,000 (a),(b) BXP Trust, Series 2021 601L
2 .775 01/15/44 1,539
7,000,000 (a),(b) BXP Trust, Series 2021 601L
2 .775 01/15/44 5,722
2,000,000 (a) Cantor Commercial Real Estate Lending, Series 2019 CF1
4 .352 05/15/52 1,614
1,750,472 CD Mortgage Trust, Series 2016 CD1
2 .622 08/10/49 1,727
9,000,000 CD Mortgage Trust, Series 2016 CD1
2 .926 08/10/49 8,353
5,750,000 (a) CD Mortgage Trust, Series 2016 CD2
3 .879 11/10/49 4,947
1,000,000 (a) CD Mortgage Trust, Series 2016 CD2
3 .952 11/10/49 598
500,000 (a) CD Mortgage Trust, Series 2017 CD3
4 .539 02/10/50 213
2,248,145 CD Mortgage Trust, Series 2017 CD5
3 .220 08/15/50 2,208
61,590 CD Mortgage Trust, Series 2019 CD8
2 .812 08/15/57 59
804,287 CFCRE Commercial Mortgage Trust, Series 2016 C4
3 .121 05/10/58 746
3,041,908 CGMS Commercial Mortgage Trust, Series 2017 B1
3 .243 08/15/50 2,984
189,535 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9
5 .415 02/20/35 191
361,207 (a),(b) CIM Trust, Series 2021 J2
2 .670 04/25/51 291
3,000,000 (a),(b) Citigroup Commercial Mortgage Trust, (TSFR1M + 1.064%), Series 2021 PRM2
5 .384 10/15/38 2,972
2,137,000 Citigroup Commercial Mortgage Trust, Series 2015 GC29
3 .457 04/10/48 2,090
1,700,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
3 .758 04/10/48 1,646
3,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
4 .200 04/10/48 2,752
1,952,000 Citigroup Commercial Mortgage Trust, Series 2016 P3
3 .585 04/15/49 1,864
7,765,000 Citigroup Commercial Mortgage Trust, Series 2017 C4
3 .764 10/12/50 7,397
2,000,000 Citigroup Commercial Mortgage Trust, Series 2015 GC33
3 .778 09/10/58 1,984
2,013,363 (a),(b) CITIGROUP MORTGAGE LOAN TRUST, Series 2021 INV1
2 .709 05/25/51 1,616
3,000,000 (b) COMM Mortgage Trust, Series 2022 HC
3 .376 01/10/39 2,731
123,617 COMM Mortgage Trust, Series 2012 CR4
2 .853 10/15/45 118

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,500,000 (a),(b) COMM Mortgage Trust, Series 2014 UBS3
4 .767% 06/10/47 $ 1,190
2,825,979 (a) COMM Mortgage Trust, Series 2015 LC19
3 .829 02/10/48 2,779
1,000,000 (b) COMM Mortgage Trust, Series 2015 CR22
3 .000 03/10/48 695
247,005 COMM Mortgage Trust, Series 2015 CR22
3 .309 03/10/48 246
5,592,775 (a) COMM Mortgage Trust, Series 2015 CR22
3 .603 03/10/48 5,468
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR22
3 .926 03/10/48 2,446
2,696,000 (a) COMM Mortgage Trust, Series 2015 CR22
4 .044 03/10/48 2,395
4,307,002 COMM Mortgage Trust, Series 2015 CR23
3 .801 05/10/48 4,302
4,500,000 (a) COMM Mortgage Trust, Series 2015 CR23
4 .183 05/10/48 4,394
2,549,000 (a) COMM Mortgage Trust, Series 2015 CR23
4 .492 05/10/48 2,433
4,000,000 (a) COMM Mortgage Trust, Series 2015 CR24
3 .463 08/10/48 3,319
2,550,000 COMM Mortgage Trust, Series 2015 CR24
3 .696 08/10/48 2,536
5,000,000 (a) COMM Mortgage Trust, Series 2015 CR24
4 .028 08/10/48 4,963
2,000,000 (a) COMM Mortgage Trust, Series 2015 CR24
4 .352 08/10/48 1,965
1,467,000 (a) COMM Mortgage Trust, Series 2015 CR24
4 .352 08/10/48 1,364
1,352,000 COMM Mortgage Trust, Series 2015 CR27
3 .612 10/10/48 1,343
3,212,210 COMM Mortgage Trust, Series 2015 CR26
3 .630 10/10/48 3,189
2,075,000 COMM Mortgage Trust, Series 2015 LC23
3 .774 10/10/48 2,058
1,875,000 (a) COMM Mortgage Trust, Series 2015 CR26
4 .463 10/10/48 1,845
4,855,000 (a) COMM Mortgage Trust, Series 2015 LC23
4 .544 10/10/48 4,634
900,802 COMM Mortgage Trust, Series 2016 CR28
3 .651 02/10/49 890
4,742,262 (a) COMM Mortgage Trust, Series 2016 CR28
4 .588 02/10/49 4,571
4,600,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .345 05/10/51 4,289
2,055,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .516 05/10/51 1,789
1,550,000 COMM Mortgage Trust, Series 2019 GC44
3 .263 08/15/57 1,410
2,000,000 (a) COMM Mortgage Trust, Series 2019 GC44
3 .509 08/15/57 1,707
15,465,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7 .840 03/25/42 16,049
5,970,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
7 .340 04/25/42 6,127
28,280,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .190 05/25/42 29,588
10,260,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08
7 .940 07/25/42 10,708
12,890,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
9 .086 09/25/42 13,816
16,045,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .086 12/25/42 16,906
4,270,400 (a),(b) CSMC, Series 2019 NQM1
3 .388 10/25/59 4,048
6,776,012 (a),(b) CSMC, Series 2021 NQM8
2 .405 10/25/66 5,948
7,400,000 (a),(b) CSMC Trust, Series 2017 CALI
3 .728 11/10/32 5,088
9,500,000 DBGS Mortgage Trust, Series 2018 C1
4 .466 10/15/51 9,293
4,202,453 DBJPM Mortgage Trust, Series 2017 C6
3 .121 06/10/50 4,128
5,300,000 DBJPM Mortgage Trust, Series 2020 C9
2 .340 08/15/53 4,512
4,215,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA
5 .946 06/10/37 4,280
2,000,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA
6 .595 06/10/37 2,027
9,817,500 (a),(b) DBWF Mortgage Trust, Series 2015 LCM
3 .422 06/10/34 9,272
4,994,187 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 1.235%), Series 2021 ELP
5 .555 11/15/38 4,971
6,991,862 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP
5 .754 11/15/38 6,959
4,414,861 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP
6 .553 11/15/38 4,396
1,499,917 (a),(b) EQUS Mortgage Trust, (TSFR1M + 1.019%), Series 2021 EQAZ
5 .339 10/15/38 1,491
2,146,255 (a),(b) Flagstar Mortgage Trust, Series 2017 2
3 .980 10/25/47 1,956
79,063 (a),(b) Flagstar Mortgage Trust, Series 2018 5
4 .000 09/25/48 75
2,931,345 (a),(b) Flagstar Mortgage Trust, Series 2021 2
2 .500 04/25/51 2,384
8,365,331 (a),(b) Flagstar Mortgage Trust, Series 2021 4
2 .500 06/01/51 6,804
2,486,388 (a),(b) Flagstar Mortgage Trust, Series 2021 5INV
3 .343 07/25/51 2,037
776,876 (a),(b) Flagstar Mortgage Trust, Series 2021 7
2 .926 08/25/51 634
GBP 869,249 (a),(b) Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%), Series 2021 1A
7 .379 11/20/33 1,114
2,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR
6 .067 07/15/31 422
5,235,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.897%), Series 2018 TWR
6 .217 07/15/31 742
5,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.364%), Series 2021 ARDN
5 .684 11/15/36 4,972
1,500,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.164%), Series 2021 ARDN
6 .484 11/15/36 1,477
3,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.864%), Series 2021 ARDN
7 .184 11/15/36 2,978
3,600,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 3.464%), Series 2021 ARDN
7 .784 11/15/36 3,563
1,130,000 (a),(b) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .475 09/10/37 1,076
2,500,000 (a),(b) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .483 09/10/37 2,313
7,400,000 (a) GS Mortgage Securities Trust, Series 2015 GC32
4 .018 07/10/48 7,358
472,923 GS Mortgage Securities Trust, Series 2015 GC34
3 .278 10/10/48 472

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,530,450 GS Mortgage Securities Trust, Series 2016 GS3
3 .143% 10/10/49 $ 2,423
1,500,000 (a) GS Mortgage Securities Trust, Series 2016 GS4
3 .949 11/10/49 1,311
2,000,000 GS Mortgage Securities Trust, Series 2017 GS5
3 .674 03/10/50 1,943
4,250,000 (a) GS Mortgage Securities Trust, Series 2017 GS5
3 .826 03/10/50 3,987
4,273,923 GS Mortgage Securities Trust, Series 2017 GS6
3 .230 05/10/50 4,227
6,000,000 GS Mortgage Securities Trust, Series 2017 GS6
3 .433 05/10/50 5,801
1,650,000 (a) GS Mortgage Securities Trust, Series 2015 GC30
3 .777 05/10/50 1,616
2,540,000 (a) GS Mortgage Securities Trust, Series 2015 GC30
4 .046 05/10/50 2,437
5,000,000 (a) GS Mortgage Securities Trust, Series 2015 GC30
4 .090 05/10/50 4,506
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8
3 .837 11/10/50 2,914
4,844,000 (a) GS Mortgage Securities Trust, Series 2017 GS8
4 .317 11/10/50 4,286
3,050,000 (a) GS Mortgage Securities Trust, Series 2019 GC38
4 .158 02/10/52 2,906
2,500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45
3 .173 02/13/53 2,293
2,190,000 GS Mortgage Securities Trust, Series 2020 GSA2
2 .012 12/12/53 1,867
122,845 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4 .000 11/25/49 116
320,896 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4 .000 11/25/49 303
789,848 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3 .000 01/25/51 678
33,114,706 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0 .251 03/27/51 411
1,131,887 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3 .000 03/27/51 972
1,797,001 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2 .500 05/25/51 1,470
11,261,917 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2 .500 10/25/51 9,160
10,855,417 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3 .000 06/25/52 9,190
3,933,790 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3 .000 09/25/52 3,330
973,978 (a),(b) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3 .611 05/25/50 860
867,809 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 GR1
3 .091 11/25/51 728
1,184,278 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 INV1
3 .023 12/25/51 938
19,929,366 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .500 01/25/52 16,210
9,066,328 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2 .500 01/25/52 7,374
3,262,205 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .721 01/25/52 2,626
2,198,111 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 LTV1
3 .245 06/25/52 1,813
6,385,616 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 INV1
3 .000 07/25/52 5,406
8,591,347 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 HP1
3 .000 09/25/52 7,273
6,475,645 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3 .000 10/25/52 5,482
5,134,498 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3 .000 01/25/53 4,347
7,538,640 (a),(b) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3 .500 02/25/53 6,592
8,000,000 (a),(b) Houston Galleria Mall Trust, Series 2025 HGLR
5 .462 02/05/45 8,122
3,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .977 08/10/38 3,374
2,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .977 08/10/38 2,417
4,750,000 (a),(b) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943 12/10/41 4,151
2,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943 12/10/41 2,144
3,750,000 (b) ICNQ Mortgage Trust, Series 2024 MF
6 .074 12/10/34 3,819
2,000,000 (b) Ilpt Commercial Mortgage Trust, Series 2022 LPFX
3 .385 03/15/32 1,783
1,824,928 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1
2 .051 10/25/55 1,720
1,043,500 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1
3 .531 10/25/55 949
1,128,418 (a),(b) J.P. Morgan Mortgage Trust, Series 2022 5
2 .955 09/25/52 888
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON
4 .613 07/05/31 505
1,780,000 JP Morgan Chase Commercial Mortgage Securities Corp, Series 2015 JP1
3 .914 01/15/49 1,763
1,181,168 JP Morgan Chase Commercial Mortgage Securities Corp, Series 2016 JP2
2 .713 08/15/49 1,171
3,155,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3 .065 01/16/37 2,517
9,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.600%), Series 2025
BMS 5 .919 01/15/42 8,927
1,780,676 (a),(b) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1
5 .647 12/25/44 1,727
175,615 (a),(b) JP Morgan Mortgage Trust, Series 2015 3
3 .500 05/25/45 163
1,760,006 (a),(b) JP Morgan Mortgage Trust, Series 2015 6
3 .500 10/25/45 1,617
2,047,561 (a),(b) JP Morgan Mortgage Trust, Series 2018 3
3 .500 09/25/48 1,835
2,891,063 (a),(b) JP Morgan Mortgage Trust, Series 2018 5
3 .500 10/25/48 2,596
1,666,201 (a),(b) JP Morgan Mortgage Trust, Series 2017 5
5 .011 10/26/48 1,670
602,586 (a),(b) JP Morgan Mortgage Trust, Series 2018 9
4 .000 02/25/49 564
451,801 (a),(b) JP Morgan Mortgage Trust, Series 2019 1
4 .000 05/25/49 424
6,327,632 (a),(b) JP Morgan Mortgage Trust, Series 2020 1
3 .815 06/25/50 5,688
26,482,120 (a),(b) JP Morgan Mortgage Trust, Series 2021 3
0 .137 07/25/51 205
18,668,596 (a),(b) JP Morgan Mortgage Trust, Series 2021 4
0 .130 08/25/51 138
2,299,266 (a),(b) JP Morgan Mortgage Trust, Series 2021 4
2 .880 08/25/51 1,869

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 35,877,862 (a),(b) JP Morgan Mortgage Trust, Series 2021 6
0 .133% 10/25/51 $ 274
6,705,795 (a),(b) JP Morgan Mortgage Trust, Series 2021 6
2 .500 10/25/51 5,463
9,566,427 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV2
0 .400 12/25/51 237
2,266,064 (a),(b) JP Morgan Mortgage Trust, Series 2021 10
2 .500 12/25/51 1,843
1,990,478 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV4
3 .207 01/25/52 1,609
2,257,257 (a),(b) JP Morgan Mortgage Trust, Series 2021 12
2 .500 02/25/52 1,841
1,375,449 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV1
3 .293 03/25/52 1,152
3,471,688 (a),(b) JP Morgan Mortgage Trust, Series 2021 14
2 .500 05/25/52 2,824
2,255,125 (a),(b) JP Morgan Mortgage Trust, Series 2021 LTV2
2 .927 05/25/52 1,940
677,280 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV8
3 .285 05/25/52 550
15,313,043 (a),(b) JP Morgan Mortgage Trust, Series 2022 2
3 .000 08/25/52 12,992
6,654,313 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV3
3 .000 09/25/52 5,646
10,655,445 (a),(b) JP Morgan Mortgage Trust, Series 2022 LTV2
3 .500 09/25/52 9,344
6,412,713 (a),(b) JP Morgan Mortgage Trust, Series 2022 7
3 .000 12/25/52 5,429
2,098,625 (a),(b) JP Morgan Mortgage Trust, Series 2022 7
4 .000 12/25/52 1,897
1,897,388 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22
4 .110 09/15/47 1,837
2,686,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4 .466 09/15/47 2,587
3,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27
3 .898 02/15/48 2,580
1,234,037 JPMBB Commercial Mortgage Securities Trust, Series 2015 C29
3 .611 05/15/48 1,231
2,500,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29
3 .917 05/15/48 2,493
2,350,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29
4 .118 05/15/48 2,311
3,500,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .106 08/15/48 3,436
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .599 08/15/48 2,430
8,452,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .599 08/15/48 8,062
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1
4 .700 03/17/49 1,706
868,186 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .457 03/15/50 853
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .904 03/15/50 856
881,002 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7
3 .379 09/15/50 860
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2016 C4
3 .038 12/15/49 837
3,000,000 JPMDB Commercial Mortgage Securities Trust, Series 2017 C5
3 .694 03/15/50 2,913
7,575,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7
2 .536 05/13/53 6,009
3,500,000 (a),(b) KSL Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2024 HT2
6 .660 12/15/39 3,514
1,619,407 (b) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP
3 .575 02/15/36 1,558
EUR 599,877 (a),(b) Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A
4 .906 08/17/31 650
2,117,153 (b) LCCM, Series 2017 LC26
3 .357 07/12/50 2,090
5,000,000 (b) Legends Outlets Kansas City KS Mortgage Secured Trust, Series 2024 LGND
6 .021 11/05/39 5,072
5,000,000 (b) LSTAR Commercial Mortgage Trust, Series 2017 5
4 .021 03/10/50 4,748
391,237 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1
2 .278 01/25/37 380
2,014,317 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C21
3 .652 03/15/48 2,010
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22
3 .561 04/15/48 2,925
743,235 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C26
3 .252 10/15/48 741
3,000,000 (a) Morgan Stanley Capital I Trust, Series 2015 MS1
3 .779 05/15/48 2,988
1,721,491 Morgan Stanley Capital I Trust, Series 2017 H1
3 .304 06/15/50 1,707
1,458,000 Morgan Stanley Capital I Trust, Series 2017 HR2
3 .587 12/15/50 1,410
2,840,000 (a) Morgan Stanley Capital I Trust, Series 2018 H3
4 .429 07/15/51 2,763
24,551,148 (a),(b) Morgan Stanley Capital I Trust, Series 2024 NSTB
3 .900 09/24/57 23,756
540,939 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2 .500 07/25/51 483
5,757,219 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4 .000 02/25/53 5,257
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 2,227
3,380,820 (a),(b) MSC Trust, (TSFR1M + 1.491%), Series 2021 ILP
5 .811 11/15/36 3,361
3,000,000 (a),(b) MSDB Trust, Series 2017 712F
3 .316 07/11/39 2,822
2,250,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL
5 .717 03/15/39 2,243
926,192 (a),(b) Natixis Commercial Mortgage Securities Trust, Series 2018 285M
3 .796 11/15/32 879
12,741,348 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5 .915 07/15/36 12,059
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
6 .199 07/15/36 4,576
2,900,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .599 07/15/36 2,429
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE
7 .149 07/15/36 3,904
703,488 (b) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC
2 .966 12/15/38 663
1,655,749 (a),(b) New Residential Mortgage Loan Trust, Series 2022 INV1
3 .513 03/25/52 1,336
158,829 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4 .915 02/25/36 158
5,000,000 (a),(b) NYC Trust, (TSFR1M + 1.991%), Series 2024 3ELV
6 .310 08/15/29 5,027
3,800,000 (a),(b) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
6 .610 08/15/29 3,811

Core Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 10,186,946 (a),(b) OBX Trust, Series 2021 J2
2 .500% 07/25/51 $ 8,286
376,640 (a),(b) OBX Trust, Series 2022 J2
3 .433 08/25/52 320
8,780,261 (a),(b) OBX Trust, Series 2022 INV5
4 .000 10/25/52 7,932
3,085,469 (a),(b) Oceanview Mortgage Trust, Series 2021 1
2 .500 05/25/51 2,510
2,274,077 (a),(b) Oceanview Mortgage Trust, Series 2022 1
4 .500 11/25/52 2,137
8,234,000 (b) Olympic Tower Mortgage Trust, Series 2017 OT
3 .566 05/10/39 7,554
11,190,000 (b) One Bryant Park Trust, Series 2019 OBP
2 .516 09/15/54 10,004
9,580,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT
5 .196 07/15/39 9,709
7,000,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT
5 .555 07/15/39 7,082
2,400,000 (a),(b) OPEN Trust, (TSFR1M + 5.236%), Series 2023 AIR
9 .555 11/15/40 2,415
2,500,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
5 .314 07/15/38 2,399
2,882,186 (a),(b) RCKT Mortgage Trust, Series 2022 4
3 .500 06/25/52 2,527
543,997 (a),(b) Sequoia Mortgage Trust, Series 2015 2
3 .500 05/25/45 499
473,947 (a),(b) Sequoia Mortgage Trust, Series 2016 1
3 .500 06/25/46 434
118,574 (a),(b) Sequoia Mortgage Trust, Series 2017 2
3 .500 02/25/47 107
1,841,394 (a),(b) Sequoia Mortgage Trust, Series 2017 6
3 .718 09/25/47 1,739
796,303 (a),(b) Sequoia Mortgage Trust, Series 2018 3
3 .500 03/25/48 721
59,740 (a),(b) Sequoia Mortgage Trust, Series 2018 7
4 .000 09/25/48 57
5,199,342 (a),(b) Sequoia Mortgage Trust, Series 2020 3
3 .000 04/25/50 4,451
382,619 (a),(b) Sequoia Mortgage Trust, Series 2021 1
2 .657 03/25/51 310
4,390,010 (a),(b) Sequoia Mortgage Trust, Series 2023 1
5 .000 01/25/53 4,207
354,242 (a),(b) Shellpoint Co-Originator Trust, Series 2017 1
3 .500 04/25/47 322
4,350,000 (b) SLG Office Trust, Series 2021 OVA
2 .585 07/15/41 3,743
17,215,000 (b) SLG Office Trust, Series 2021 OVA
2 .851 07/15/41 14,510
9,614,610 (a),(b) SMR Mortgage Trust, (TSFR1M + 1.650%), Series 2022 IND
5 .969 02/15/39 9,524
9,156,771 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.950%), Series 2022 IND
7 .269 02/15/39 8,946
3,000,000 (a),(b) SREIT Trust, (TSFR1M + 1.286%), Series 2021 MFP2
5 .605 11/15/36 2,984
GBP 347,448 (a),(b) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%), Series 2021 UK1A
5 .780 05/17/31 450
GBP 506,281 (a),(b) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%), Series 2021 UK1A
6 .130 05/17/31 656
3,500,000 (a),(b) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5 .911 06/15/39 3,499
3,500,000 (a),(b) TX Trust, (TSFR1M + 2.640%), Series 2024 HOU
6 .959 06/15/39 3,514
3,659,701 UBS Commercial Mortgage Trust, Series 2017 C1
3 .256 06/15/50 3,617
934,588 UBS Commercial Mortgage Trust, Series 2017 C4
3 .366 10/15/50 922
1,570,000 UBS Commercial Mortgage Trust, Series 2017 C4
3 .563 10/15/50 1,510
2,000,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .492 06/15/51 1,929
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .713 06/15/51 2,314
1,750,000 UBS Commercial Mortgage Trust, Series 2018 C13
4 .334 10/15/51 1,704
1,558,697 (a),(b) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 1,356
1,810,000 Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1
3 .406 05/15/48 1,805
2,600,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1
3 .658 05/15/48 2,589
2,279,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1
4 .007 05/15/48 2,202
1,306,499 Wells Fargo Commercial Mortgage Trust, Series 2016 C35
2 .788 07/15/48 1,297
2,259,515 Wells Fargo Commercial Mortgage Trust, Series 2016 BNK1
2 .514 08/15/49 2,240
2,879,342 Wells Fargo Commercial Mortgage Trust, Series 2016 LC24
2 .825 10/15/49 2,853
872,111 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .635 03/15/50 842
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .757 03/15/50 1,896
5,031,546 Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .261 07/15/50 4,967
2,197,255 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .903 07/15/50 2,012
4,115,362 Wells Fargo Commercial Mortgage Trust, Series 2017 C39
3 .212 09/15/50 4,051
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60
2 .547 08/15/54 1,448
1,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS2
4 .266 07/15/58 956
6,900,000 Wells Fargo Commercial Mortgage Trust, Series 2016 C33
3 .749 03/15/59 6,792
153,207 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4 .000 04/25/49 146
1,981,518 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4
3 .500 09/25/49 1,788
833,946 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3 .000 07/25/50 711
10,263,438 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2 .500 06/25/51 8,348
1,235,911 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2
3 .642 09/25/51 1,035
4,162,799 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2 .500 12/25/51 3,386
3,561,896 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .000 03/25/52 3,022
3,992,355 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .427 03/25/52 3,323
6,119,176 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .500 03/25/52 5,370
3,231,937 (a) WFRBS Commercial Mortgage Trust, Series 2013 C11
3 .714 03/15/45 3,164

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 247,062 (a),(b) WinWater Mortgage Loan Trust, Series 2014 1
3 .928% 06/20/44 $ 212
TOTAL OTHER MORTGAGE BACKED 1,079,448
TOTAL STRUCTURED ASSETS
(Cost $1,758,558) 1,659,136
TOTAL LONG-TERM INVESTMENTS
(Cost $11,701,448) 11,075,629
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
18,213,485 (h) State Street Navigator Securities Lending Government Money Market Portfolio 4 .360 (i) 18,213
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $18,213) 18,213
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.7%
COMMERCIAL PAPER - 0.0%
4,000,000 (b) HSBC USA, Inc 0 .000 04/03/25 3,998
TOTAL COMMERCIAL PAPER 3,998
GOVERNMENT AGENCY DEBT - 0.4%
3,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 07/15/25 2,964
25,000,000 Federal Farm Credit Discount Notes 0 .000 05/07/25 24,893
1,000,000 Federal Home Loan Bank Discount Notes 0 .000 04/08/25 999
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 05/16/25 9,947
9,962,000 Freddie Mac Discount Notes 0 .000 04/07/25 9,954
TOTAL GOVERNMENT AGENCY DEBT 48,757
TREASURY DEBT - 1.3%
EUR 1,900,000 German Treasury Bill 0 .000 06/18/25 2,045
1,807,000 United States Treasury Bill 0 .000 04/01/25 1,807
51,000,000 United States Treasury Bill 0 .000 04/03/25 50,988
21,803,000 United States Treasury Bill 0 .000 04/08/25 21,785
44,150,000 United States Treasury Bill 0 .000 04/10/25 44,103
25,000,000 United States Treasury Bill 0 .000 04/24/25 24,933
TOTAL TREASURY DEBT 145,661
TOTAL SHORT-TERM INVESTMENTS
(Cost $198,354) 198,416
TOTAL INVESTMENTS - 98.6%
(Cost $11,918,015) 11,292,258
OTHER ASSETS & LIABILITIES, NET - 1.4% 160,945
NET ASSETS - 100.0% $11,453,203

Core Bond

Portfolio of Investments March 31, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
DOP Dominican Republic Peso
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,328,077,416 or 20.6% of Total
Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,303,431.
(e) When-issued or delayed delivery security.
(f) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 975 06/18/25  $ 107,760 $ 108,438 $ 679
U.S. Treasury 2-Year Note 1,444 06/30/25 298,129 299,156 1,027
U.S. Treasury 5-Year Note 4,375 06/30/25 469,554 473,184 3,630
Total 6,794  $ 875,443  $ 880,778  $ 5,336

Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 21,810 CNH 157,500 Australia and New Zealand Banking Group Limited 08/15/25 (71)
$ 1,100 EUR 1,057 Australia and New Zealand Banking Group Limited 04/11/25 (43)
$ 745 EUR 714 Australia and New Zealand Banking Group Limited 04/11/25 (28)
$ 223 EUR 215 Australia and New Zealand Banking Group Limited 04/11/25 (9)
$ 1,055 THB 35,647 Australia and New Zealand Banking Group Limited 04/16/25 3
EUR 1,170 $ 1,279 Australia and New Zealand Banking Group Limited 04/11/25 (13)
$ 609 EUR 589 Bank of America, N.A. 04/11/25 (29)
$ 461 EUR 446 Bank of America, N.A. 04/11/25 (21)
$ 756 EUR 723 Bank of America, N.A. 04/11/25 (27)
$ 860 EUR 834 Bank of America, N.A. 04/11/25 (42)
$ 209 EUR 200 Bank of America, N.A. 04/11/25 (7)
$ 417 EUR 398 Bank of America, N.A. 04/11/25 (15)
$ 23,407 GBP 19,075 Bank of America, N.A. 04/11/25 (1,233)
EUR 2,293 $ 2,490 Bank of America, N.A. 04/11/25 (10)
$ 775 CAD 1,098 Citibank N.A. 04/11/25 12
$ 386 EUR 373 Citibank N.A. 04/11/25 (18)
$ 98,264 EUR 94,916 Citibank N.A. 04/11/25 (4,428)
$ 1,770 EUR 1,702 Citibank N.A. 04/11/25 (71)
$ 498 HUF 182,957 Citibank N.A. 04/11/25 7
$ 1,908 PLN 7,346 Citibank N.A. 04/11/25 12
$ 1,359 RON 6,201 Citibank N.A. 04/11/25 13
$ 7,443 KRW 10,785,580 Goldman Sachs 04/14/25 120
$ 2,802 EUR 2,708 JPMORGAN CHASE BANK N.A 04/11/25 (128)
$ 5,670 AUD 9,153 Morgan Stanley Capital Services 04/11/25 (50)
$ 8,118 CAD 11,648 Morgan Stanley Capital Services 04/11/25 19
$ 385 EUR 373 Morgan Stanley Capital Services 04/11/25 (18)
$ 742 GBP 598 Morgan Stanley Capital Services 04/11/25 (30)
$ 29,597 JPY 4,629,220 Morgan Stanley Capital Services 04/11/25 (1,304)
$ 1,316 JPY 203,733 Morgan Stanley Capital Services 04/11/25 (44)
$ 1,000 JPY 147,533 Morgan Stanley Capital Services 04/11/25 15
$ 2,057 NZD 3,675 Morgan Stanley Capital Services 04/11/25 (30)
AUD 1,458 $ 920 Morgan Stanley Capital Services 04/11/25 (9)
EUR 975 $ 1,008 Morgan Stanley Capital Services 04/11/25 47
EUR 307 $ 323 Morgan Stanley Capital Services 04/11/25 9
EUR 403 $ 420 Morgan Stanley Capital Services 04/11/25 16
EUR 318 $ 332 Morgan Stanley Capital Services 04/11/25 12
$ 232 ZAR 4,280 Morgan Stanley Capital Services 04/11/25 (1)
$ 2,320 IDR 38,319,960 Standard Chartered Bank 04/14/25 21
$ 675 MXN 13,720 Standard Chartered Bank 04/11/25 6
$ 446 PEN 1,635 Standard Chartered Bank 04/14/25 1
$ 3,000 CAD 4,299 Toronto Dominion Bank 04/11/25 11
Total  $ (7,355)
Total unrealized appreciation on forward foreign currency contracts  $ 324
Total unrealized depreciation on forward foreign currency contracts  $ (7,679)
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Renminbi Offshore
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

Core Bond

Portfolio of Investments March 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000) (b)
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Citigroup Global Markets,
Inc CDX-NAIGS44V1-5Y 1.000% 5.00% Quarterly 06/20/30 $ 100,000 $ (1,839) $ (1,995) $ 156
Citigroup Global Markets,
Inc CDX-NAHYS44V1-5Y 5.000 5.00% Quarterly 06/27/30 150,000 (8,006) (8,802) 795
Total $ (9,845) $ (10,797) $ 951
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Account Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $22,377 $— $22,377
Corporate bonds — 3,167,924 — 3,167,924
Government bonds — 6,221,800 — 6,221,800
Preferred stocks 4,392 — — 4,392
Structured assets — 1,659,136 — 1,659,136
Investments purchased with collateral from securities lending 18,213 — — 18,213
Short-Term Investments
:
Commercial paper — 3,998 — 3,998
Government agency debt — 48,757 — 48,757
Treasury debt — 145,661 — 145,661
Investments in Derivatives
:
Futures contracts* 5,336 — — 5,336
Forward foreign currency contracts* — (7,355) — (7,355)
Credit default swap contracts* — 951 — 951
Total $27,941 $11,263,249 $— $11,291,190
* Represents net unrealized appreciation (depreciation).

Inflation-Linked Bond
Portfolio of Investments March 31, 2025

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.2%
BANK LOAN OBLIGATIONS - 0.3%
CAPITAL GOODS - 0 .1%
$ 2,084,895 (a) Core & Main LP, Term Loan B, (TSFR6M + 2.000%) 6 .270% 07/27/28 $ 2,085
1,935,000 (a) Fluidra, S.A., Term Loan B, (TSFR1M + 1.925%) 6 .350 01/29/29 1,934
2,620,227 (a) Zurn Holdings, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .439 10/04/28 2,631
TOTAL CAPITAL GOODS 6,650
CONSUMER DURABLES & APPAREL - 0 .0%
680,000 (a) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 6 .549 02/20/29 684
TOTAL CONSUMER DURABLES & APPAREL 684
CONSUMER SERVICES - 0 .1%
2,917,154 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 6 .075 09/23/30 2,895
2,419,375 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 6 .049 11/29/30 2,413
TOTAL CONSUMER SERVICES 5,308
FINANCIAL SERVICES - 0 .0%
1,511,180 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 6 .075 06/24/31 1,508
TOTAL FINANCIAL SERVICES 1,508
HEALTH CARE EQUIPMENT & SERVICES - 0 .0%
530,742 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .325 12/03/31 531
TOTAL HEALTH CARE EQUIPMENT & SERVICES 531
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .1%
153,842 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .425 11/08/27 154
1,569,650 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .575 05/05/28 1,571
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,725
SOFTWARE & SERVICES - 0 .0%
1,700,600 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 6 .075 09/12/29 1,694
TOTAL SOFTWARE & SERVICES 1,694
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
288,262 (a) II-VI Incorporated, First Lien Term Loan B, (TSFR1M + 2.000%) 6 .325 07/02/29 288
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 288
TOTAL BANK LOAN OBLIGATIONS
(Cost $18,331) 18,388
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 2.3%
AUTOMOBILES & COMPONENTS - 0.1%
3,000,000 Ford Motor Credit Co LLC
7 .350 03/06/30 3,139
2,000,000 (b) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 1,983
TOTAL AUTOMOBILES & COMPONENTS 5,122
BANKS - 0.1%
1,125,000 (b) Banco Bradesco S.A.
6 .500 01/22/30 1,160
1,625,000 (b) Banco de Chile
2 .990 12/09/31 1,420
2,750,000 Bank of America Corp
5 .511 01/24/36 2,799
1,825,000 (b) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7 .625 02/11/35 1,842
3,000,000 JPMorgan Chase & Co
5 .766 04/22/35 3,118
TOTAL BANKS 10,339
CAPITAL GOODS - 0.1%
875,000 Embraer Netherlands Finance BV
5 .980 02/11/35 890
3,250,000 L3Harris Technologies, Inc
5 .400 07/31/33 3,291
1,275,000 (b) Sociedad Quimica y Minera de Chile S.A.
6 .500 11/07/33 1,342
TOTAL CAPITAL GOODS 5,523
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
3,148,000 (b) Prime Security Services Borrower LLC
5 .750 04/15/26 3,143
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,143
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
3,505,000 (b) Albertsons Cos, Inc
6 .500 02/15/28 3,554
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,554
ENERGY - 0.9%
2,275,000 Ecopetrol S.A.
4 .625 11/02/31 1,895

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ENERGY (continued)
$ 4,000,000 Ecopetrol S.A.
7 .750% 02/01/32 $ 3,927
4,963,215 (b) EIG Pearl Holdings Sarl
3 .545 08/31/36 4,357
5,000,000 Enbridge, Inc
5 .625 04/05/34 5,079
3,000,000 Energy Transfer LP
6 .400 12/01/30 3,197
680,000 (b) EQM Midstream Partners LP
7 .500 06/01/27 694
6,000,000 (b) EQM Midstream Partners LP
6 .500 07/01/27 6,160
861,000 Genesis Energy LP
8 .000 01/15/27 878
5,000,000 (b) Hilcorp Energy I LP
6 .000 04/15/30 4,755
2,000,000 (b) Hilcorp Energy I LP
6 .250 04/15/32 1,869
5,000,000 (b) Kinetik Holdings LP
5 .875 06/15/30 4,948
5,000,000 Occidental Petroleum Corp
3 .500 08/15/29 4,652
5,000,000 ONEOK, Inc
5 .050 11/01/34 4,827
3,150,000 (b) Parkland Corp
4 .625 05/01/30 2,956
1,000,000 Petroleos Mexicanos
5 .350 02/12/28 927
2,375,000 Petroleos Mexicanos
6 .700 02/16/32 2,087
4,480,000 (b),(c) Petronas Capital Ltd
4 .950 01/03/31 4,498
3,600,000 (b),(c) Petronas Capital Ltd
5 .340 04/03/35 3,624
657,895 Reliance Industries Ltd
2 .444 01/15/26 650
2,950,000 (b) Saudi Arabian Oil Co
5 .250 07/17/34 2,966
TOTAL ENERGY 64,946
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
3,000,000 Extra Space Storage LP
5 .700 04/01/28 3,082
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,082
FINANCIAL SERVICES - 0.1%
3,000,000 AerCap Ireland Capital DAC
3 .000 10/29/28 2,819
1,500,000 (b),(d) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,362
3,000,000 Morgan Stanley
5 .320 07/19/35 3,000
TOTAL FINANCIAL SERVICES 7,181
FOOD, BEVERAGE & TOBACCO - 0.1%
4,200,000 (b) Bimbo Bakeries USA, Inc
6 .400 01/15/34 4,468
3,725,000 (b) Gruma SAB de C.V.
5 .390 12/09/34 3,716
TOTAL FOOD, BEVERAGE & TOBACCO 8,184
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
12,100,000 Montefiore Medical Center
2 .895 04/20/32 10,545
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,545
MATERIALS - 0.2%
600,000 (b) Antofagasta plc
5 .625 05/13/32 606
1,575,000 (b) Antofagasta plc
6 .250 05/02/34 1,628
4,700,000 (b) Corp Nacional del Cobre de Chile
5 .125 02/02/33 4,538
2,500,000 (b) Freeport Indonesia PT
5 .315 04/14/32 2,453
650,000 (b) Nexa Resources S.A.
6 .750 04/09/34 674
2,300,000 (b) OCP S.A.
6 .750 05/02/34 2,361
TOTAL MATERIALS 12,260
MEDIA & ENTERTAINMENT - 0.1%
5,000,000 (b) CCO Holdings LLC
5 .125 05/01/27 4,925
3,000,000 Charter Communications Operating LLC
4 .400 04/01/33 2,712
TOTAL MEDIA & ENTERTAINMENT 7,637
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,715,000 (b),(d) SK Hynix, Inc
6 .500 01/17/33 1,842
1,575,000 TSMC Arizona Corp
1 .750 10/25/26 1,512
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,354
TELECOMMUNICATION SERVICES - 0.2%
3,000,000 AT&T, Inc
2 .550 12/01/33 2,459
3,550,000 (b) Sitios Latinoamerica SAB de C.V.
6 .000 11/25/29 3,579
3,000,000 (b) Telefonica Moviles Chile S.A.
3 .537 11/18/31 2,221
3,000,000 T-Mobile USA, Inc
5 .050 07/15/33 2,980
3,100,000 Verizon Communications, Inc
2 .355 03/15/32 2,623
TOTAL TELECOMMUNICATION SERVICES 13,862
TRANSPORTATION - 0.1%
2,500,000 (b),(d) Grupo Aeromexico SAB de C.V.
8 .625 11/15/31 2,406
1,000,000 (b) Misc Capital Two Labuan Ltd
3 .750 04/06/27 982

Inflation-Linked Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TRANSPORTATION (continued)
$ 5,460,000 (b) Transnet SOC Ltd
8 .250% 02/06/28 $ 5,555
TOTAL TRANSPORTATION 8,943
UTILITIES - 0.1%
1,700,000 (b) Comision Federal de Electricidad
5 .700 01/24/30 1,664
2,500,000 (b) Ferrellgas LP
5 .875 04/01/29 2,263
3,000,000 Florida Power & Light Co
4 .800 05/15/33 2,977
1,450,000 (b) Israel Electric Corp Ltd
3 .750 02/22/32 1,294
TOTAL UTILITIES 8,198
TOTAL CORPORATE BONDS
(Cost $179,395) 175,873
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 92.4%
AGENCY SECURITIES - 0.1%
9,000,000 Federal National Mortgage Association
1 .625 08/24/35 6,784
TOTAL AGENCY SECURITIES 6,784
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 (b) Central American Bank for Economic Integration
5 .000 02/09/26 6,277
TOTAL FOREIGN GOVERNMENT BONDS 6,277
MORTGAGE BACKED - 2.0%
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .440 03/25/42 371
6,235,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .690 01/25/43 6,545
4,365,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .886 05/25/43 4,607
918,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
7 .040 07/25/43 944
6,324,200 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 6,678
4,510,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .890 10/25/43 4,765
20,000,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .690 05/25/42 20,790
4,355,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .840 06/25/42 4,630
2,815,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
8 .040 09/25/42 2,962
10,605,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7 .586 04/25/43 11,103
14,185,752 Ginnie Mae I Pool
3 .600 09/15/31 13,712
7,218,559 Ginnie Mae I Pool
3 .650 02/15/32 6,973
1,802,258 Ginnie Mae I Pool
3 .380 07/15/35 1,686
2,424,379 Ginnie Mae I Pool
3 .870 10/15/36 2,306
31,027,230 Ginnie Mae I Pool
1 .730 07/15/37 26,033
21,026,382 Ginnie Mae I Pool
1 .650 07/15/42 16,261
23,537,659 Ginnie Mae I Pool
2 .750 01/15/45 21,725
4,873,310 Ginnie Mae I Pool
4 .930 10/15/45 4,858
TOTAL MORTGAGE BACKED 156,949
U.S. TREASURY SECURITIES - 90.2%
7,869,376 (e) United States Treasury Inflation Indexed Bonds
0 .125 04/15/25 7,877
937,503 (e) United States Treasury Inflation Indexed Bonds
0 .375 07/15/25 939
34,028,590 (e) United States Treasury Inflation Indexed Bonds
0 .125 10/15/25 34,056
211,227,033 (e) United States Treasury Inflation Indexed Bonds
0 .625 01/15/26 211,091
70,928,865 (e) United States Treasury Inflation Indexed Bonds
2 .000 01/15/26 71,648
197,101,643 (e) United States Treasury Inflation Indexed Bonds
0 .125 04/15/26 195,723
120,243,750 (e) United States Treasury Inflation Indexed Bonds
0 .125 07/15/26 119,678
275,769,575 (e) United States Treasury Inflation Indexed Bonds
0 .125 10/15/26 273,563
208,397,385 (e) United States Treasury Inflation Indexed Bonds
0 .375 01/15/27 206,236
130,654,534 (e) United States Treasury Inflation Indexed Bonds
2 .375 01/15/27 133,980
148,932,788 (e) United States Treasury Inflation Indexed Bonds
0 .125 04/15/27 146,201
151,909,290 (e) United States Treasury Inflation Indexed Bonds
0 .375 07/15/27 150,166
144,741,600 (e) United States Treasury Inflation Indexed Bonds
1 .625 10/15/27 147,114
247,861,075 (e) United States Treasury Inflation Indexed Bonds
0 .500 01/15/28 243,436
185,563,296 (e) United States Treasury Inflation Indexed Bonds
1 .750 01/15/28 188,610
194,512,582 (e) United States Treasury Inflation Indexed Bonds
1 .250 04/15/28 194,560
132,989,551 (e) United States Treasury Inflation Indexed Bonds
3 .625 04/15/28 142,520
118,555,799 (e) United States Treasury Inflation Indexed Bonds
0 .750 07/15/28 117,158
58,690,238 (e) United States Treasury Inflation Indexed Bonds
2 .375 10/15/28 61,142
294,961,135 (e) United States Treasury Inflation Indexed Bonds
0 .875 01/15/29 290,343
144,823,470 (e) United States Treasury Inflation Indexed Bonds
2 .500 01/15/29 151,341
367,652,901 (e) United States Treasury Inflation Indexed Bonds
2 .125 04/15/29 378,527

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 52,820,333 (e) United States Treasury Inflation Indexed Bonds
3 .875% 04/15/29 $ 58,040
242,119,800 (e) United States Treasury Inflation Indexed Bonds
0 .250 07/15/29 231,903
153,661,442 (e) United States Treasury Inflation Indexed Bonds
1 .625 10/15/29 155,827
351,571,360 (e) United States Treasury Inflation Indexed Bonds
0 .125 01/15/30 330,747
170,309,544 (e) United States Treasury Inflation Indexed Bonds
0 .125 07/15/30 159,517
258,618,238 (e) United States Treasury Inflation Indexed Bonds
0 .125 01/15/31 238,840
279,021,285 (e) United States Treasury Inflation Indexed Bonds
0 .125 07/15/31 256,187
157,520,918 (e) United States Treasury Inflation Indexed Bonds
0 .125 01/15/32 142,554
49,385,232 (e) United States Treasury Inflation Indexed Bonds
3 .375 04/15/32 55,183
250,816,384 (e) United States Treasury Inflation Indexed Bonds
0 .625 07/15/32 234,121
352,149,113 (e) United States Treasury Inflation Indexed Bonds
1 .125 01/15/33 337,338
273,236,173 (e) United States Treasury Inflation Indexed Bonds
1 .375 07/15/33 266,513
417,114,951 (e) United States Treasury Inflation Indexed Bonds
1 .750 01/15/34 416,393
338,928,473 (e) United States Treasury Inflation Indexed Bonds
1 .875 07/15/34 342,079
147,808,499 (e) United States Treasury Inflation Indexed Bonds
2 .125 01/15/35 151,716
34,179,174 (e) United States Treasury Inflation Indexed Bonds
2 .125 02/15/40 34,534
TOTAL U.S. TREASURY SECURITIES 6,877,401
TOTAL GOVERNMENT BONDS
(Cost $7,138,103) 7,047,411
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.1%
475,737 (d) Invesco Senior Loan ETF 9,848
TOTAL INVESTMENT COMPANIES
(Cost $10,002) 9,848
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 4.1%
ASSET BACKED - 1.7%
4,925,000 CNH Equipment Trust, Series 2024 C
4 .030 01/15/30 4,889
2,902,500 (b) DB Master Finance LLC, Series 2021 1A
2 .045 11/20/51 2,769
5,708,250 (b) DB Master Finance LLC, Series 2021 1A
2 .493 11/20/51 5,238
4,257,000 (b) DB Master Finance LLC, Series 2021 1A
2 .791 11/20/51 3,669
14,055,000 Ford Credit Auto Owner Trust, Series 2024 C
4 .070 07/15/29 13,990
18,000,000 (b) Ford Credit Auto Owner Trust, Series 2024 1
4 .870 08/15/36 18,218
9,900,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 4
4 .400 08/16/29 9,913
3,000,000 (b),(f) Industrial DPR Funding Ltd, Series 2022 1A
5 .380 04/15/34 2,638
2,459,304 (b) MVW LLC, Series 2021 2A
1 .830 05/20/39 2,331
6,462,063 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A
2 .380 11/20/51 6,113
3,963,612 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A
2 .790 02/22/49 3,516
16,425,000 (b) Tesla Auto Lease Trust, Series 2024 B
4 .820 10/20/27 16,491
18,650,000 Toyota Auto Receivables Owner Trust, Series 2024 D
4 .400 06/15/29 18,687
25,000,000 (b) Verizon Master Trust Series, Series 2024 5
5 .000 06/21/32 25,451
TOTAL ASSET BACKED 133,913
OTHER MORTGAGE BACKED - 2.4%
4,987,983 (a),(b) BAMLL Commercial Mortgage Securities Trust, (TSFR1M + 2.150%), Series 2022 DKLX
6 .470 01/15/39 4,944
2,267,265 (a),(b) BAMLL Commercial Mortgage Securities Trust, (TSFR1M + 3.000%), Series 2022 DKLX
7 .320 01/15/39 2,249
2,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4 .305 02/15/51 1,570
12,600,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2
5 .631 10/15/38 12,552
5,496,834 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP
5 .704 12/15/38 5,480
5,879,982 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5
5 .711 03/15/41 5,896
1,883,841 (a),(b) BX Trust, (TSFR1M + 1.501%), Series 2021 SDMF
6 .598 09/15/34 1,857
2,000,000 (a),(b) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP
6 .159 01/17/39 1,976
5,650,000 (a),(b) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%), Series 2021 PRM2
6 .334 10/15/38 5,544
7,500,000 (a),(b) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.514%), Series 2021 PRM2
6 .834 10/15/38 7,341
706,540 (b) COMM Mortgage Trust, Series 2013 CR6
3 .397 03/10/46 686
2,890,727 (a) COMM Mortgage Trust, Series 2014 CR14
3 .572 02/10/47 2,775
5,155,651 COMM Mortgage Trust, Series 2014 CR17
4 .377 05/10/47 5,042
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR26
4 .463 10/10/48 2,460
150,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .190 05/25/42 157
4,000,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08
7 .940 07/25/42 4,175
4,500,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
9 .086 09/25/42 4,823

Inflation-Linked Bond

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 10,855,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .086% 12/25/42 $ 11,438
4,070,262 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP
5 .754 11/15/38 4,051
1,997,675 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP
6 .553 11/15/38 1,989
11,000,000 (b) GM Financial Revolving Receivables Trust, Series 2024 1
4 .980 12/11/36 11,180
3,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 2.864%), Series 2021 ARDN
7 .184 11/15/36 2,977
5,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 3.464%), Series 2021 ARDN
7 .784 11/15/36 4,949
5,000,000 (a),(b) INTOWN Mortgage Trust, (TSFR1M + 2.250%), Series 2025 STAY
6 .500 03/15/42 4,972
2,000,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3 .620 01/16/37 1,128
2,391,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%), Series 2021
MHC 6 .384 04/15/38 2,386
2,200,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4 .466 09/15/47 2,119
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 1,774
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 1,868
3,986,816 (a),(b) MSC Trust, (TSFR1M + 1.491%), Series 2021 ILP
5 .811 11/15/36 3,964
7,452,500 (a),(b) MTK Mortgage Trust, (TSFR1M + 1.864%), Series 2021 GRNY
6 .184 12/15/38 7,403
10,023,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL
5 .717 03/15/39 9,993
6,555,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 2.943%), Series 2022 LPFL
7 .773 03/15/39 6,541
2,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .599 07/15/36 2,094
2,000,000 (a),(b) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
6 .610 08/15/29 2,006
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
5 .314 07/15/38 1,920
7,325,417 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND
6 .719 02/15/39 7,203
5,000,000 (a),(b) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5 .911 06/15/39 4,998
7,165,000 UBS Commercial Mortgage Trust, Series 2017 C1
4 .036 06/15/50 6,649
6,576,779 (a),(b) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 5,722
1,951,000 (a) WFRBS Commercial Mortgage Trust, Series 2013 C11
3 .750 03/15/45 1,858
TOTAL OTHER MORTGAGE BACKED 180,709
TOTAL STRUCTURED ASSETS
(Cost $319,870) 314,622
TOTAL LONG-TERM INVESTMENTS
(Cost $7,665,701) 7,566,142
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
11,338,762 (g) State Street Navigator Securities Lending Government Money Market Portfolio 4 .360 (h) 11,339
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $11,339) 11,339
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.4%
TREASURY DEBT - 0.4%
29,011,000 United States Treasury Bill 0 .000 04/03/25 29,004
TOTAL TREASURY DEBT 29,004
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,004) 29,004
TOTAL INVESTMENTS - 99.8%
(Cost $7,706,044) 7,606,485
OTHER ASSETS & LIABILITIES, NET - 0.2% 18,632
NET ASSETS - 100.0% $7,625,117
ETF Exchange Traded Fund
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $414,150,390 or 5.4% of Total
Investments.
(c) When-issued or delayed delivery security.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,951,602.
(e) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 2-Year Note 424 06/30/25  $ 87,539 $ 87,841 $ 302
U.S. Treasury 5-Year Note 1,000 06/30/25 107,327 108,156 829
Total 1,424  $ 194,866  $ 195,997  $ 1,131

Inflation-Linked Bond

Portfolio of Investments March 31, 2025
(continued)
Account Level 1 Level 2 Level 3 Total
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $18,388 $— $18,388
Corporate bonds — 175,873 — 175,873
Government bonds — 7,047,411 — 7,047,411
Investment companies 9,848 — — 9,848
Structured assets — 311,984 2,638 314,622
Investments purchased with collateral from securities lending 11,339 — — 11,339
Short-Term Investments
:
Treasury debt — 29,004 — 29,004
Investments in Derivatives
:
Futures contracts* 1,131 — — 1,131
Total $22,318 $7,582,660 $2,638 $7,607,616
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments March 31, 2025
Social Choice

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.3%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0 .0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12 .000% 09/17/25 $ 0 ^
TOTAL CAPITAL GOODS 0 ^
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
15,440,000 (c) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8 .939 05/08/28 14,970
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,970
UTILITIES - 0 .1%
10,999,763 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 6 .299 05/30/29 11,052
4,676,500 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 6 .325 04/30/31 4,526
TOTAL UTILITIES 15,578
TOTAL BANK LOAN OBLIGATIONS
(Cost $31,339) 30,548
SHARES DESCRIPTION VALUE (000)
COMMON STOCKS - 58.9%
AUTOMOBILES & COMPONENTS - 0.5%
107,293 (d) Aptiv plc 6,384
201,091 Bayerische Motoren Werke AG. 16,215
396,100 Bridgestone Corp 15,912
448,507 Cie Generale des Etablissements Michelin S.C.A 15,763
321,959 Daimler AG. (Registered) 19,019
2,143,690 (e) Honda Motor Co Ltd 19,400
736,800 Isuzu Motors Ltd 10,019
9,879 (d),(e) Rivian Automotive, Inc 123
1,202,569 Yamaha Motor Co Ltd 9,628
TOTAL AUTOMOBILES & COMPONENTS 112,463
BANKS - 2.9%
1,213,908 Australia & New Zealand Banking Group Ltd 22,226
2,070,685 Banco Bilbao Vizcaya Argentaria S.A. 28,260
1,051,937 Bank Hapoalim Ltd 14,265
3,844,500 BOC Hong Kong Holdings Ltd 15,566
690,945 Citigroup, Inc 49,050
1,366 Citizens Financial Group, Inc 56
477,518 Commonwealth Bank of Australia 45,409
662,052 DNB Bank ASA 17,420
221,329 Erste Bank der Oesterreichischen Sparkassen AG. 15,310
4,821,065 HSBC Holdings plc 54,654
4,198 Huntington Bancshares, Inc 63
5,662,218 Intesa Sanpaolo S.p.A. 29,181
746,209 JPMorgan Chase & Co 183,045
175,263 KBC Groep NV 15,974
923,621 Mizuho Financial Group, Inc 25,348
1,622,767 Oversea-Chinese Banking Corp 20,797
2,518 PNC Financial Services Group, Inc 443
17,864 Regions Financial Corp 388
414,362 Societe Generale 18,693
1,142,744 Standard Chartered plc 16,958
1,142,849 (e) Svenska Handelsbanken AB 12,916
8,538 Truist Financial Corp 351
TOTAL BANKS 586,373
CAPITAL GOODS - 5.5%
3,206 3M Co 471
541,856 ABB Ltd 27,959
231,187 ACS Actividades de Construccion y Servicios S.A. 13,232
260,365 Alfa Laval AB 11,163
51 Allegion plc 7
269,399 Ashtead Group plc 14,565
547,376 Assa Abloy AB 16,433
1,024,435 Atlas Copco AB 14,406

Social Choice

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,190,429 Atlas Copco AB $ 19,015
124,492 (d) Axon Enterprise, Inc 65,477
251,156 Bouygues S.A. 9,901
205,120 Bunzl plc 7,890
569,753 Carrier Global Corp 36,122
256,873 Caterpillar, Inc 84,717
17,300 CNH Industrial NV 212
3,787 Cummins, Inc 1,187
392,800 Daifuku Co Ltd 9,656
128,100 Daikin Industries Ltd 13,901
131,388 DCC plc 8,781
132,749 Deere & Co 62,306
396 Dover Corp 70
280,073 Eaton Corp plc 76,132
90,335 Eiffage S.A. 10,518
153,925 Epiroc AB 3,099
100,298 Epiroc AB 1,767
545,655 Fanuc Ltd 14,867
1,582 Fastenal Co 123
576 Ferguson Enterprises, Inc 92
1,880 Fortive Corp 138
3,852 Fortune Brands Innovations, Inc 234
202,516 GEA Group AG. 12,311
10,252 Geberit AG. 6,423
2,855 Graco, Inc 238
386 IDEX Corp 70
277,651 Illinois Tool Works, Inc 68,860
673,783 Ingersoll Rand, Inc 53,923
6,519 Johnson Controls International plc 522
1,940,270 Keppel Corp Ltd 9,897
164,254 Kingspan Group plc 13,268
94,547 Knorr-Bremse AG. 8,604
550,300 Komatsu Ltd 16,114
1,081,900 Kubota Corp 13,369
153,627 Legrand S.A. 16,270
86 Lennox International, Inc 48
386,238 (e) Metso Outotec Oyj 4,005
1,112,400 Mitsubishi Electric Corp 20,515
724,300 Nidec Corp 12,155
175,600 Obayashi Corp 2,342
386 Owens Corning, Inc 55
58,672 Parker-Hannifin Corp 35,664
455 Pentair plc 40
251,727 Quanta Services, Inc 63,984
292,230 Rexel S.A. 7,876
957 Rockwell Automation, Inc 247
710,251 Sandvik AB 14,938
166,118 Schneider Electric S.A. 38,347
41,500 Sekisui Chemical Co Ltd 708
211,558 Siemens AG. 48,858
400,758 Smiths Group plc 10,056
535,000 Swire Pacific Ltd (Class A) 4,716
73,250 Trane Technologies plc 24,679
716 United Rentals, Inc 449
8,933 (f) VAT Group AG. 3,220
852,142 Vestas Wind Systems A.S. 11,789
42,650 W.W. Grainger, Inc 42,131
659,573 Wartsila Oyj (B Shares) 11,769
103,229 Xylem, Inc 12,332

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
107,500 Yaskawa Electric Corp $ 2,694
TOTAL CAPITAL GOODS 1,117,927
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
272,483 Automatic Data Processing, Inc 83,252
1,095,092 Brambles Ltd 13,835
2,380 Broadridge Financial Solutions, Inc 577
282,484 Bureau Veritas S.A. 8,571
381 (d) Ceridian HCM Holding, Inc 22
528,689 Computershare Ltd 13,032
1,185,238 (d) Copart, Inc 67,073
242,628 Dai Nippon Printing Co Ltd 3,454
83,325 Paychex, Inc 12,855
51,420 (e) Randstad Holdings NV 2,137
478,900 Recruit Holdings Co Ltd 24,812
615,988 RELX plc 30,941
154,042 Secom Co Ltd 5,247
69,240 SGS S.A. 6,899
1,371 TransUnion 114
1,081 Veralto Corp 105
127,663 Verisk Analytics, Inc 37,995
91,663 Wolters Kluwer NV 14,272
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 325,193
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
111 (d) Autozone, Inc 423
184 (d) Burlington Stores, Inc 44
899 (d) Carmax, Inc 70
29,107 Dieteren S.A. 5,014
51,400 Don Quijote Co Ltd 1,412
909,064 eBay, Inc 61,571
72,600 Fast Retailing Co Ltd 21,612
679 Genuine Parts Co 81
54,291 (e) Hennes & Mauritz AB (B Shares) 716
337,615 Home Depot, Inc 123,732
448,925 Industria de Diseno Textil S.A. 22,353
1,707,577 Kingfisher plc 5,625
4,907 LKQ Corp 209
139,289 Lowe's Cos, Inc 32,486
342 (d) Mercadolibre, Inc 667
20,585 Pool Corp 6,553
544,002 Prosus NV 25,274
873,200 (d) Rakuten, Inc 5,009
725,722 TJX Cos, Inc 88,393
4,840 Tractor Supply Co 267
30 (d) Ulta Beauty, Inc 11
450,343 Wesfarmers Ltd 20,416
1,624 Williams-Sonoma, Inc 257
112,143 (d),(f) Zalando SE 3,890
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 426,085
CONSUMER DURABLES & APPAREL - 0.8%
74,217 Adidas-Salomon AG. 17,505
427,400 Asics Corp 9,064
577,789 Barratt Developments plc 3,178
138,159 (d) Deckers Outdoor Corp 15,448
2,369 DR Horton, Inc 301
10,603 Hermes International 27,898
53,900 Kering 11,213
520 (d) Lululemon Athletica, Inc 147
192,525 Moncler S.p.A 11,859
10 (d) NVR, Inc 72
1,357,100 Panasonic Corp 16,189
714 Pulte Homes, Inc 73
9,779 Puma AG. Rudolf Dassler Sport 239

Social Choice

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
97,200 Sekisui House Ltd $ 2,176
1,794,400 Sony Corp 45,404
TOTAL CONSUMER DURABLES & APPAREL 160,766
CONSUMER SERVICES - 2.0%
240,475 Amadeus IT Holding S.A. 18,416
18,447 Booking Holdings, Inc 84,984
670,764 Compass Group plc 22,186
1,856 Darden Restaurants, Inc 386
521 Domino's Pizza, Inc 239
59,059 (d) DoorDash, Inc 10,794
125,811 Expedia Group, Inc 21,149
324,985 McDonald's Corp 101,516
617,600 (e) Oriental Land Co Ltd 12,179
746,289 Pearson plc 11,806
263,636 Royal Caribbean Cruises Ltd 54,161
673,514 Starbucks Corp 66,065
229,802 Whitbread plc 7,321
3,316 Yum! Brands, Inc 522
TOTAL CONSUMER SERVICES 411,724
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
246,300 Aeon Co Ltd 6,177
717,383 Carrefour S.A. 10,260
1,041,980 Coles Group Ltd 12,755
140,870 Costco Wholesale Corp 133,232
2,001 (d) Dollar Tree, Inc 150
2,173,922 J Sainsbury plc 6,626
31,891 Kesko Oyj (B Shares) 652
486,121 Koninklijke Ahold Delhaize NV 18,159
653,057 Kroger Co 44,205
1,262,400 Marks & Spencer Group plc 5,828
332,549 Target Corp 34,705
3,773,547 Tesco plc 16,235
13,303 Walgreens Boots Alliance, Inc 149
687,039 Woolworths Ltd 12,757
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 301,890
ENERGY - 0.7%
1,609,307 Baker Hughes Co 70,729
6,184 Cheniere Energy, Inc 1,431
570,742 (e) Neste Oil Oyj 5,279
736,168 ONEOK, Inc 73,043
TOTAL ENERGY 150,482
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
79,469 American Tower Corp 17,292
817 Boston Properties, Inc 55
1,190 Crown Castle, Inc 124
84,627 Equinix, Inc 69,001
71,356 Fonciere Des Regions 3,994
59,977 Gecina S.A. 5,628
776,188 Goodman Group 13,930
5,299 GPT Group 15
241,797 Iron Mountain, Inc 20,804
625,054 Prologis, Inc 69,875
32 SBA Communications Corp 7
545,085 Segro plc 4,875
170,715 Stockland Trust Group 527
151,041 Unibail-Rodamco-Westfield 12,734
490,263 Welltower, Inc 75,113
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 293,974
FINANCIAL SERVICES - 5.8%
440,297 3i Group plc 20,703
2,554 Ally Financial, Inc 93
313,554 American Express Co 84,362

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
132,177 Ameriprise Financial, Inc $ 63,988
6,128 Annaly Capital Management, Inc 124
64,143 Australian Stock Exchange Ltd 2,629
528,620 Bank of New York Mellon Corp 44,335
1,720,700 (e) Daiwa Securities Group, Inc 11,586
80,696 Deutsche Boerse AG. 23,810
369,693 Discover Financial Services 63,107
55,664 Eurazeo 4,122
151 Factset Research Systems, Inc 69
1,680 Fidelity National Information Services, Inc 125
159,269 Goldman Sachs Group, Inc 87,007
490,146 Hong Kong Exchanges and Clearing Ltd 21,804
180,489 London Stock Exchange Group plc 26,807
256,831 Mastercard, Inc (Class A) 140,774
158,807 Moody's Corp 73,955
698,805 Morgan Stanley 81,530
181,467 Nasdaq Stock Market, Inc 13,766
2,280,400 Nomura Holdings, Inc 14,052
754,700 ORIX Corp 15,757
904,436 (d) PayPal Holdings, Inc 59,014
180,320 S&P Global, Inc 91,621
1,054,658 Schroders plc 4,775
543,970 Synchrony Financial 28,798
1,035,893 UBS Group AG 31,817
484,143 Visa, Inc (Class A) 169,673
TOTAL FINANCIAL SERVICES 1,180,203
FOOD, BEVERAGE & TOBACCO - 1.9%
672,126 Ajinomoto Co, Inc 13,307
3,327 Archer-Daniels-Midland Co 160
380,641 Associated British Foods plc 9,437
2,985 (e) Barry Callebaut AG. 3,953
1,758 Bunge Global S.A. 134
3,095 Campbell Soup Co 124
1,548,913 Coca-Cola Co 110,933
167,058 Coca-Cola Europacific Partners plc 14,539
278,125 Coca-Cola HBC AG. 12,596
1,330 ConAgra Brands, Inc 35
288,049 Danone 22,031
5,927 General Mills, Inc 354
5,201 Hormel Foods Corp 161
3,495 Kellogg Co 288
133,010 Kerry Group plc (Class A) 13,928
2,155 Keurig Dr Pepper, Inc 74
272,700 Kikkoman Corp 2,631
16,685 Kraft Heinz Co 508
2,818 McCormick & Co, Inc 232
620,538 Mowi ASA 11,503
683,152 Nestle S.A. 69,037
899,178 Orkla ASA 9,861
637,175 PepsiCo, Inc 95,538
2,507,914 Wilmar International Ltd 6,219
TOTAL FOOD, BEVERAGE & TOBACCO 397,583
HEALTH CARE EQUIPMENT & SERVICES - 2.2%
222,746 Alcon, Inc 21,135
2,520 AmerisourceBergen Corp 701
1,848 Cigna Group 608
30,199 Cochlear Ltd 4,977
35,360 Coloplast A.S. 3,709
146,617 (d) Cooper Cos, Inc 12,367
188 (d) DaVita, Inc 29
471,964 (d) Edwards Lifesciences Corp 34,208
671 Elevance Health, Inc 292

Social Choice

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
99,767 Essilor International S.A. $ 28,750
152,668 HCA, Inc 52,754
4,376 (d) Hologic, Inc 270
151,700 (d) Hoya Corp 17,121
87,357 (d) IDEXX Laboratories, Inc 36,686
39,959 (d) Insulet Corp 10,494
1,211 Labcorp Holdings, Inc 282
117,935 McKesson Corp 79,369
116 (d) Molina Healthcare, Inc 38
1,177 Quest Diagnostics, Inc 199
4,555 (d) Solventum Corp 346
30,860 STERIS plc 6,994
281,650 UnitedHealth Group, Inc 147,514
3,897 Zimmer Biomet Holdings, Inc 441
TOTAL HEALTH CARE EQUIPMENT & SERVICES 459,284
HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
2,111 Church & Dwight Co, Inc 232
589 Clorox Co 87
271,145 Colgate-Palmolive Co 25,406
334,032 (e) Essity AB 9,490
135,977 Henkel KGaA 9,797
150,827 Henkel KGaA (Preference) 12,001
1,125 Kimberly-Clark Corp 160
74,623 L'Oreal S.A. 27,737
776,939 Procter & Gamble Co 132,406
303,917 Reckitt Benckiser Group plc 20,551
6,300 Uni-Charm Corp 50
699,338 Unilever plc 41,728
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 279,645
INSURANCE - 3.0%
1,722,174 Aegon NV 11,311
3,804,000 AIA Group Ltd 28,796
115,286 Allianz AG. 44,121
528,498 Assicurazioni Generali S.p.A. 18,566
147 Assurant, Inc 31
2,122,335 Aviva plc 15,296
664,650 AXA S.A. 28,398
271,502 Gjensidige Forsikring ASA 6,240
27,424 Hartford Financial Services Group, Inc 3,393
2,276,241 Insurance Australia Group Ltd 11,073
4,674,340 Legal & General Group plc 14,741
351,745 Marsh & McLennan Cos, Inc 85,836
265,645 NN Group NV 14,782
325,540 Progressive Corp 92,131
4,019 Prudential Financial, Inc 449
1,100,330 QBE Insurance Group Ltd 15,203
1,697,289 Sampo Oyj 16,265
549,100 Sompo Holdings, Inc 16,721
1,081,735 Suncorp-Metway Ltd 13,101
18,165 Swiss Life Holding 16,572
132,560 Swiss Re AG. 22,559
605,800 T&D Holdings, Inc 12,966
685,700 Tokio Marine Holdings, Inc 26,676
248,775 Travelers Cos, Inc 65,791
48,107 Zurich Insurance Group AG 33,579
TOTAL INSURANCE 614,597
MATERIALS - 1.7%
74,204 Akzo Nobel NV 4,570
4,235 Amcor plc 41
525,422 Antofagasta plc 11,439
546,000 Asahi Kasei Corp 3,828
1,098 Avery Dennison Corp 195

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
28,771 Ball Corp $ 1,498
363,495 Boliden AB 11,927
73,834 Croda International plc 2,805
119,210 DSM-Firmenich AG. 11,802
280,159 Ecolab, Inc 71,026
333,995 Evonik Industries AG. 7,241
1,401,740 Fortescue Metals Group Ltd 13,567
4,366 Givaudan S.A. 18,743
3,900 International Flavors & Fragrances, Inc 303
591,204 International Paper Co 31,541
164,963 (d),(e) James Hardie Industries plc 3,937
200,729 (d) Mondi plc 2,994
1,520,261 Newmont Goldcorp Corp 73,398
576,600 Nippon Paint Co Ltd 4,330
705,300 Nitto Denko Corp 13,046
124,211 Novozymes A.S. 7,232
653 PPG Industries, Inc 71
148,559 (e) SIG Group AG. 2,747
66,706 Sika AG. 16,249
3,310 Steel Dynamics, Inc 414
692,839 Stora Enso Oyj (R Shares) 6,566
327,600 Sumitomo Metal Mining Co Ltd 7,161
72,179 (d) Svenska Cellulosa AB (B Shares) 952
1,815,800 Toray Industries, Inc 12,409
462,039 (e) UPM-Kymmene Oyj 12,396
TOTAL MATERIALS 354,428
MEDIA & ENTERTAINMENT - 2.7%
28,156 (f) Auto Trader Group plc 272
6,195 carsales.com Ltd 124
893 (d) Charter Communications, Inc 329
1,770,133 Comcast Corp (Class A) 65,318
80,663 CTS Eventim AG. 8,092
457,014 Electronic Arts, Inc 66,048
341,322 Fox Corp (Class A) 19,319
360,199 Fox Corp (Class B) 18,986
1,245,428 Informa plc 12,488
2,183 Interpublic Group of Cos, Inc 59
3,576 (d) Liberty Media Corp-Liberty Formula One (Class C) 322
429,746 (d) Live Nation, Inc 56,116
139,038 (d) Netflix, Inc 129,657
1,048,936 News Corp (Class A) 28,552
3,513 Omnicom Group, Inc 291
147,855 Publicis Groupe S.A. 13,950
65,328 (e) REA Group Ltd 9,064
1,216 (d) Roku, Inc 86
2,203 (f) Scout24 SE 231
31,164 (d) Snap, Inc 271
42,694 (d) Spotify Technology S.A. 23,483
316,250 (d) Take-Two Interactive Software, Inc 65,543
551,425 Universal Music Group NV 15,227
18,642 (d) Warner Bros Discovery, Inc 200
1,321,012 WPP plc 10,038
2,829,825 Z Holdings Corp 9,582
TOTAL MEDIA & ENTERTAINMENT 553,648
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
66,001 Agilent Technologies, Inc 7,721
289,727 Amgen, Inc 90,264
16,110 (d) Argenx SE 9,506
985,426 Astellas Pharma, Inc 9,593
149,369 AstraZeneca plc 21,934
6,777 (d) Avantor, Inc 110
397 (d) Biogen, Inc 54

Social Choice

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
354,707 Bristol-Myers Squibb Co $ 21,634
162,829 CSL Ltd 25,628
755,847 Daiichi Sankyo Co Ltd 18,000
385,239 Danaher Corp 78,974
134,500 Eisai Co Ltd 3,744
211,794 Eli Lilly & Co 174,923
104,172 Eurofins Scientific SE 5,557
37,741 (d) Genmab AS 7,353
460,519 Gilead Sciences, Inc 51,601
1,487,641 GSK plc 28,429
2,379 (d) IQVIA Holdings, Inc 419
32,460 Lonza Group AG. 20,053
96,498 Merck KGaA 13,279
130 (d) Mettler-Toledo International, Inc 153
529,250 Novartis AG. 58,784
830,999 Novo Nordisk A.S. 56,822
1,172 Regeneron Pharmaceuticals, Inc 743
34,610 Sartorius AG. 8,068
166,076 (d) Vertex Pharmaceuticals, Inc 80,517
303 (d) Waters Corp 112
35,190 West Pharmaceutical Services, Inc 7,878
387,057 Zoetis, Inc 63,729
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 865,582
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
342,948 (d) CBRE Group, Inc 44,851
440,900 Daiwa House Industry Co Ltd 14,583
76,360 LEG Immobilien SE 5,397
864,172 Mitsubishi Estate Co Ltd 14,126
1,733,151 Mitsui Fudosan Co Ltd 15,520
3,214,000 Sino Land Co 3,217
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 97,694
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
379,600 Advantest Corp 16,921
541,640 Applied Materials, Inc 78,603
101,674 ASML Holding NV 67,285
298,508 (d) First Solar, Inc 37,740
3,237,079 Intel Corp 73,514
1,030,573 Lam Research Corp 74,923
4,793,119 Nvidia Corp 519,478
330,846 NXP Semiconductors NV 62,881
1,049,444 Renesas Electronics Corp 14,076
495,680 Texas Instruments, Inc 89,074
170,200 Tokyo Electron Ltd 23,340
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,057,835
SOFTWARE & SERVICES - 7.1%
220,580 (d) Adobe, Inc 84,599
21,032 (d) Ansys, Inc 6,658
250,940 (d) Autodesk, Inc 65,696
256,575 (d) Cadence Design Systems, Inc 65,255
409,953 Dassault Systemes SE 15,608
940,000 Fujitsu Ltd 18,707
724 (d) HubSpot, Inc 413
406,716 International Business Machines Corp 101,134
151,797 Intuit, Inc 93,202
1,456,200 Microsoft Corp 546,642
820,905 NEC Corp 17,486
252,300 Nomura Research Institute Ltd 8,213
104,309 (d) PTC, Inc 16,163
383,097 Salesforce, Inc 102,808
271,296 SAP AG. 72,694
107,833 (d) ServiceNow, Inc 85,850
149,810 (d) Synopsys, Inc 64,246

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
177,428 WiseTech Global Ltd $ 9,149
281,852 (d) Workday, Inc 65,821
82,047 (d) Xero Ltd 8,019
TOTAL SOFTWARE & SERVICES 1,448,363
TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
772,800 FUJIFILM Holdings Corp 14,806
3,622,313 Hewlett Packard Enterprise Co 55,892
2,224,425 HP, Inc 61,594
424,384 (d) Keysight Technologies, Inc 63,560
702,755 (e) Ricoh Co Ltd 7,434
260,000 (e) Seiko Epson Corp 4,165
655 Shimadzu Corp 17
680,274 (d) Trimble Inc 44,660
189,032 Yokogawa Electric Corp 3,689
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 255,817
TELECOMMUNICATION SERVICES - 1.2%
6,829,400 BT Group plc 14,649
359,660 (f) Cellnex Telecom S.A. 12,785
1,291,864 KDDI Corp 20,406
1,016,275 Koninklijke KPN NV 4,305
1,283,279 Orange S. A. 16,624
13,875,800 SoftBank Corp 19,356
397,900 Softbank Group Corp 20,353
20,547 (e) Swisscom AG. 11,840
2,120 Tele2 AB (B Shares) 29
812,656 Telenor ASA 11,612
2,333,633 TeliaSonera AB 8,425
4,753,021 Telstra Corp Ltd 12,556
1,654,049 Verizon Communications, Inc 75,028
16,386,608 Vodafone Group plc 15,397
TOTAL TELECOMMUNICATION SERVICES 243,365
TRANSPORTATION - 0.8%
45,846 Aeroports de Paris 4,667
2,177,551 Auckland International Airport Ltd 10,101
363 CH Robinson Worldwide, Inc 37
794,246 CSX Corp 23,375
95,034 DSV AS 18,378
697,900 East Japan Railway Co 13,756
450 Expeditors International Washington, Inc 54
2,762,137 (d) Grab Holdings Ltd 12,512
197,500 Hankyu Hanshin Holdings, Inc 5,314
1,288 JB Hunt Transport Services, Inc 191
40,831 Kuehne & Nagel International AG. 9,429
2,031,864 MTR Corp 6,657
198,708 Old Dominion Freight Line 32,876
41,200 (e) Tokyu Corp 464
1,914,483 Transurban Group 16,125
2,079 Union Pacific Corp 491
288,200 West Japan Railway Co 5,622
TOTAL TRANSPORTATION 160,049
UTILITIES - 0.9%
155,123 American Water Works Co, Inc 22,884
31,354 Consolidated Edison, Inc 3,467
104,320 Edison International 6,147
3,908,097 Energias de Portugal S.A. 13,151
4,761 Essential Utilities, Inc 188
46,270 Eversource Energy 2,874
1,488,714 Exelon Corp 68,600
2,061,449 Iberdrola S.A. 33,288
796,267 Meridian Energy Ltd 2,532
1,924,842 National Grid plc 25,108
211,060 Orsted AS 9,217

Social Choice

Portfolio of Investments March 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
186,483 Redeia Corp S.A. $ 3,743
TOTAL UTILITIES 191,199
TOTAL COMMON STOCKS
(Cost $9,875,301) 12,046,169
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 10.9%
AUTOMOBILES & COMPONENTS - 0.1%
$ 6,760,000 Ford Motor Co
3 .250% 02/12/32 5,571
10,727,000 Toyota Motor Credit Corp
2 .150 02/13/30 9,576
2,260,000 (f) ZF North America Capital, Inc
6 .875 04/14/28 2,220
4,980,000 (f) ZF North America Capital, Inc
7 .125 04/14/30 4,794
TOTAL AUTOMOBILES & COMPONENTS 22,161
BANKS - 1.3%
6,925,000 (f) Banco Nacional de Comercio Exterior SNC
2 .720 08/11/31 6,496
8,200,000 Banco Santander S.A.
6 .033 01/17/35 8,488
10,000,000 Bank of Montreal
3 .803 12/15/32 9,661
8,875,000 Bank of Montreal
7 .700 05/26/84 9,018
13,245,000 (e),(g) Bank of New York Mellon Corp
6 .300 N/A 13,575
11,375,000 (f) BNP Paribas S.A.
5 .894 12/05/34 11,895
2,500,000 (e),(f),(g) BNP Paribas S.A.
8 .500 N/A 2,615
12,375,000 CitiBank NA
4 .876 11/19/27 12,434
2,625,000 (g) Citigroup, Inc
7 .625 N/A 2,731
797,000 (f) Cooperatieve Rabobank UA
1 .106 02/24/27 772
9,500,000 (f) Credit Agricole S.A.
6 .251 01/10/35 9,711
7,500,000 Deutsche Bank AG.
6 .819 11/20/29 7,953
4,950,000 (f) Federation des Caisses Desjardins du Quebec
5 .147 11/27/28 5,095
9,125,000 (f) Federation des Caisses Desjardins du Quebec
5 .250 04/26/29 9,306
9,925,000 HSBC Holdings plc
6 .161 03/09/29 10,286
10,000,000 HSBC Holdings plc
5 .874 11/18/35 9,964
11,575,000 HSBC Holdings plc
5 .450 03/03/36 11,532
10,000,000 (f) ING Groep NV
1 .400 07/01/26 9,919
3,650,000 (e),(f) Intesa Sanpaolo S.p.A
6 .625 06/20/33 3,908
13,800,000 (f) Intesa Sanpaolo S.p.A
7 .200 11/28/33 15,303
15,000,000 (f) Intesa Sanpaolo S.p.A
7 .800 11/28/53 17,364
5,000,000 JPMorgan Chase & Co
6 .070 10/22/27 5,118
12,575,000 JPMorgan Chase & Co
5 .571 04/22/28 12,826
4,500,000 JPMorgan Chase & Co
5 .766 04/22/35 4,677
12,475,000 (e),(g) JPMorgan Chase & Co
6 .875 N/A 13,102
3,075,000 M&T Bank Corp
4 .833 01/16/29 3,076
7,750,000 Morgan Stanley Bank NA
5 .504 05/26/28 7,893
3,700,000 (g) NatWest Group plc
8 .125 N/A 3,885
3,375,000 (f) Royal Bank of Canada
1 .050 09/14/26 3,225
10,750,000 (f) Royal Bank of Canada
4 .851 12/14/26 10,853
10,450,000 Wells Fargo & Co
4 .540 08/15/26 10,445
TOTAL BANKS 263,126
CAPITAL GOODS - 0.2%
10,625,000 Air Lease Corp
5 .100 03/01/29 10,744
4,390,000 Conservation Fund
3 .474 12/15/29 4,121
8,725,000 Cummins, Inc
5 .450 02/20/54 8,545
7,500,000 Deere & Co
5 .450 01/16/35 7,766
1,720,000 Nature Conservancy
2 .668 03/01/26 1,687
3,000,000 Nature Conservancy
3 .001 03/01/29 2,805
4,376,000 (f) Sociedad de Transmision Austral S.A.
4 .000 01/27/32 4,011
TOTAL CAPITAL GOODS 39,679
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,968,000 (f) Ambipar Lux Sarl
9 .875 02/06/31 1,947
9,500,000 Automatic Data Processing, Inc
1 .700 05/15/28 8,812
10,000,000 Automatic Data Processing, Inc
1 .250 09/01/30 8,486
8,200,000 Automatic Data Processing, Inc
4 .450 09/09/34 7,940

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 15,810,000 Rockefeller Foundation
2 .492% 10/01/50 $ 9,567
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 36,752
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
5,525,000 Lowe's Cos, Inc
2 .800 09/15/41 3,823
5,300,000 Lowe's Cos, Inc
5 .750 07/01/53 5,196
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,019
CONSUMER SERVICES - 0.3%
1,250,000 Bush Foundation
2 .754 10/01/50 802
5,915,000 Enterprise Community Loan Fund, Inc
4 .152 11/01/28 5,712
2,250,000 Mary Free Bed Rehabilitation Hospital
3 .786 04/01/51 1,587
7,725,000 Massachusetts Higher Education Assistance Corp
2 .673 07/01/31 6,677
10,000,000 Mather Foundation
2 .675 10/01/31 8,485
1,505,000 Salvation Army
5 .637 09/01/26 1,512
20,000,000 Salvation Army
4 .528 09/01/48 17,542
8,400,000 Starbucks Corp
2 .450 06/15/26 8,208
5,000,000 Starbucks Corp
4 .450 08/15/49 4,115
TOTAL CONSUMER SERVICES 54,640
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
2,000,000 (f) Alimentation Couche-Tard, Inc
3 .625 05/13/51 1,370
10,625,000 SYSCO Corp
5 .750 01/17/29 11,034
13,598,000 SYSCO Corp
2 .400 02/15/30 12,227
6,125,000 SYSCO Corp
5 .100 09/23/30 6,217
6,000,000 SYSCO Corp
5 .400 03/23/35 6,042
18,954,000 (e) Walmart, Inc
1 .800 09/22/31 16,251
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 53,141
ENERGY - 1.1%
10,300,000 (f) Amazon Conservation DAC
6 .034 01/16/42 10,274
6,050,000 BP Capital Markets America, Inc
4 .893 09/11/33 5,961
9,875,000 BP Capital Markets America, Inc
2 .772 11/10/50 6,064
6,925,000 (e),(g) BP Capital Markets plc
6 .450 N/A 7,065
8,000,000 Cheniere Energy Partners LP
4 .000 03/01/31 7,503
4,850,000 Cheniere Energy Partners LP
5 .950 06/30/33 4,981
8,350,000 ConocoPhillips Co
5 .050 09/15/33 8,380
8,875,000 ConocoPhillips Co
5 .300 05/15/53 8,302
4,515,000 ConocoPhillips Co
5 .550 03/15/54 4,372
6,100,000 Diamondback Energy, Inc
5 .550 04/01/35 6,124
10,000,000 Enbridge, Inc
5 .625 04/05/34 10,158
8,125,000 Equinor ASA
2 .375 05/22/30 7,330
5,932,000 Equinor ASA
3 .950 05/15/43 4,974
12,450,000 Equinor ASA
3 .250 11/18/49 8,706
6,850,000 MPLX LP
5 .500 06/01/34 6,825
16,777,000 (f) New York State Electric & Gas Corp
5 .650 08/15/28 17,294
2,000,000 (f) New York State Electric & Gas Corp
5 .850 08/15/33 2,083
2,025,000 Occidental Petroleum Corp
6 .050 10/01/54 1,896
6,800,000 Pioneer Natural Resources Co
5 .100 03/29/26 6,845
2,975,000 (f) Raizen Fuels Finance S.A.
6 .450 03/05/34 3,006
6,800,000 (f) Raizen Fuels Finance S.A.
6 .950 03/05/54 6,629
7,875,000 TotalEnergies Capital S.A.
4 .724 09/10/34 7,728
4,350,000 TotalEnergies Capital S.A.
5 .488 04/05/54 4,209
14,025,000 TotalEnergies Capital S.A.
5 .275 09/10/54 13,218
10,550,000 TotalEnergies Capital S.A.
5 .638 04/05/64 10,302
10,850,000 TotalEnergies Capital S.A.
5 .425 09/10/64 10,217
9,483,000 Williams Cos, Inc
5 .400 03/02/26 9,550
10,000,000 Williams Cos, Inc
5 .300 08/15/28 10,215
18,000,000 Woodside Finance Ltd
5 .100 09/12/34 17,464
TOTAL ENERGY 227,675
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,500,000 ERP Operating LP
4 .150 12/01/28 1,481
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,481
FINANCIAL SERVICES - 1.6%
10,875,000 Ameriprise Financial, Inc
5 .200 04/15/35 10,850
5,000,000 BB Blue Financing DAC
4 .395 09/20/29 4,996

Social Choice

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FINANCIAL SERVICES (continued)
$ 10,839,600 BB Blue Financing DAC
4 .395% 09/20/37 $ 10,619
11,645,000 Community Preservation Corp
2 .867 02/01/30 10,465
12,150,000 Ford Foundation
2 .815 06/01/70 6,895
14,242,000 (f) GPS Blue Financing DAC
5 .645 11/09/41 14,045
16,362,000 (f) Hannon Armstrong Sustainable Infrastructure Capital, Inc
6 .375 07/01/34 16,172
4,470,000 (e),(f) HAT Holdings I LLC
3 .375 06/15/26 4,336
3,480,000 (f) HAT Holdings I LLC
8 .000 06/15/27 3,603
9,585,000 (e),(f) HAT Holdings I LLC
3 .750 09/15/30 8,519
6,955,000 Kreditanstalt fuer Wiederaufbau
4 .375 02/28/34 6,996
9,875,000 Low Income Investment Fund
3 .711 07/01/29 9,311
7,725,000 Mastercard, Inc
1 .900 03/15/31 6,704
1,644,000 National Rural Utilities Cooperative Finance Corp
1 .350 03/15/31 1,351
12,255,000 National Rural Utilities Cooperative Finance Corp
4 .150 12/15/32 11,585
1,925,000 NHP Foundation
5 .850 12/01/28 2,005
4,850,000 NHP Foundation
6 .000 12/01/33 5,142
16,475,000 Private Export Funding Corp
1 .400 07/15/28 15,147
13,500,000 Private Export Funding Corp
4 .300 12/15/28 13,629
14,050,000 Private Export Funding Corp
4 .600 02/15/34 14,223
2,570,000 Reinvestment Fund, Inc
3 .513 11/01/25 2,540
15,240,000 Reinvestment Fund, Inc
3 .880 02/15/27 14,742
7,435,000 Reinvestment Fund, Inc
3 .930 02/15/28 7,072
4,430,000 (e),(f) Starwood Property Trust, Inc
4 .375 01/15/27 4,305
2,800,000 (f) Starwood Property Trust, Inc
7 .250 04/01/29 2,870
13,170,000 (f) Starwood Property Trust, Inc
6 .000 04/15/30 12,869
6,871,020 Thirax  LLC
1 .462 03/07/33 6,057
10,250,000 (f) UBS Group AG.
5 .428 02/08/30 10,436
9,375,000 (f) UBS Group AG.
5 .617 09/13/30 9,624
9,925,000 (f) UBS Group AG.
6 .301 09/22/34 10,550
6,150,000 (f) UBS Group AG.
5 .699 02/08/35 6,307
3,375,000 (f),(g) UBS Group AG.
9 .250 N/A 3,852
4,050,000 (f),(g) UBS Group AG.
9 .250 N/A 4,399
7,500,000 Visa, Inc
1 .900 04/15/27 7,177
17,000,000 Visa, Inc
1 .100 02/15/31 14,195
5,306,590 (f) WLB Asset II C Pte Ltd
3 .900 12/23/25 5,124
15,750,000 (f) WLB Asset II D Pte Ltd
6 .500 12/21/26 14,933
9,750,000 (f) WLB Asset VI Pte Ltd
7 .250 12/21/27 10,137
TOTAL FINANCIAL SERVICES 323,782
FOOD, BEVERAGE & TOBACCO - 0.2%
3,725,000 Campbell Soup Co
5 .200 03/21/29 3,782
10,125,000 (f) Mars, Inc
4 .650 04/20/31 10,078
10,000,000 (f) NBM US Holdings, Inc
6 .625 08/06/29 9,998
6,600,000 (f) Nestle Holdings, Inc
4 .950 03/14/30 6,746
10,000,000 (e) PepsiCo, Inc
3 .900 07/18/32 9,540
16,674,000 PepsiCo, Inc
2 .875 10/15/49 10,998
TOTAL FOOD, BEVERAGE & TOBACCO 51,142
HEALTH CARE EQUIPMENT & SERVICES - 0.1%
21,213,000 Kaiser Foundation Hospitals
2 .810 06/01/41 15,212
11,890,000 Montefiore Medical Center
2 .895 04/20/32 10,361
3,170,000 (e) Seattle Children's Hospital
2 .719 10/01/50 1,972
TOTAL HEALTH CARE EQUIPMENT & SERVICES 27,545
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
5,300,000 Procter & Gamble Co
3 .000 03/25/30 4,990
12,975,000 Procter & Gamble Co
1 .200 10/29/30 11,008
10,875,000 Procter & Gamble Co
4 .550 01/29/34 10,822
11,075,000 Unilever Capital Corp
2 .000 07/28/26 10,774
12,300,000 Unilever Capital Corp
4 .875 09/08/28 12,559
5,523,000 Unilever Capital Corp
2 .125 09/06/29 5,034
6,125,000 Unilever Capital Corp
1 .375 09/14/30 5,210
8,475,000 Unilever Capital Corp
1 .750 08/12/31 7,210
11,600,000 Unilever Capital Corp
4 .625 08/12/34 11,408

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
$ 9,425,000 Unilever Capital Corp
2 .625% 08/12/51 $ 5,805
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 84,820
INSURANCE - 0.3%
7,850,000 (f) 200 Park Funding Trust
5 .740 02/15/55 7,789
14,425,000 (f) Five Corners Funding Trust II
2 .850 05/15/30 13,131
5,400,000 MetLife, Inc
6 .350 03/15/55 5,411
11,600,000 (f) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 11,831
10,000,000 Principal Financial Group, Inc
2 .125 06/15/30 8,761
9,850,000 Prudential Financial, Inc
5 .200 03/14/35 9,859
2,152,000 Prudential Financial, Inc
3 .700 10/01/50 1,942
11,703,000 (f) USAA Capital Corp
2 .125 05/01/30 10,451
TOTAL INSURANCE 69,175
MATERIALS - 0.5%
10,500,000 Air Products and Chemicals, Inc
4 .800 03/03/33 10,499
5,000,000 Air Products and Chemicals, Inc
4 .850 02/08/34 4,971
2,755,000 (f) Alcoa Nederland Holding BV
7 .125 03/15/31 2,836
10,000,000 Amcor Group Finance plc
5 .450 05/23/29 10,227
6,550,000 (f) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 6,190
9,145,000 (f) Celulosa Arauco y Constitucion S.A.
5 .150 01/29/50 7,832
9,000,000 (e) Dow Chemical Co
5 .150 02/15/34 8,918
11,000,000 (e),(f) FMG Resources August 2006 Pty Ltd
6 .125 04/15/32 10,849
12,000,000 (f) Inversiones CMPC S.A.
4 .375 04/04/27 11,902
2,150,000 (f) Inversiones CMPC S.A.
6 .125 06/23/33 2,187
4,000,000 (f) Klabin Austria GmbH
7 .000 04/03/49 4,048
4,000,000 (f) Klabin Finance S.A.
4 .875 09/19/27 3,956
1,500,000 (e),(f) LD Celulose International GmbH
7 .950 01/26/32 1,547
11,125,000 (e) Nutrien Ltd
5 .400 06/21/34 11,153
12,814,000 (f) Star Energy Geothermal Wayang Windu Ltd
6 .750 04/24/33 12,887
TOTAL MATERIALS 110,002
MEDIA & ENTERTAINMENT - 0.1%
10,275,000 Asian Infrastructure Investment Bank
4 .500 01/16/30 10,462
11,250,000 Comcast Corp
4 .650 02/15/33 11,028
TOTAL MEDIA & ENTERTAINMENT 21,490
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
13,250,000 Johnson & Johnson
4 .900 06/01/31 13,566
8,315,000 Johnson & Johnson
2 .250 09/01/50 4,871
15,000,000 Pfizer Investment Enterprises Pte Ltd
5 .300 05/19/53 14,242
4,497,000 Pfizer, Inc
2 .625 04/01/30 4,113
5,400,000 Pfizer, Inc
1 .750 08/18/31 4,575
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 41,367
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
8,550,000 National Community Renaissance of California
3 .270 12/01/32 7,247
9,770,000 Preservation Of Affordable Housing, Inc
4 .479 12/01/32 9,122
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,369
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
11,550,000 Intel Corp
4 .150 08/05/32 10,708
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,708
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc
3 .000 06/20/27 13,923
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,923
TELECOMMUNICATION SERVICES - 0.1%
7,250,000 (f) Central American Bank for Economic Integration
4 .750 01/24/28 7,321
7,675,000 (e),(f) Turkcell Iletisim Hizmetleri AS.
7 .650 01/24/32 7,755
9,548,000 Verizon Communications, Inc
2 .550 03/21/31 8,413
TOTAL TELECOMMUNICATION SERVICES 23,489
TRANSPORTATION - 0.1%
4,840,615 (f) Air Canada Pass Through Trust
4 .125 05/15/25 4,832
9,475,000 Canadian Pacific Railway Co
3 .100 12/02/51 6,167

Social Choice

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TRANSPORTATION (continued)
$ 6,000,000 Norfolk Southern Corp
2 .300% 05/15/31 $ 5,242
TOTAL TRANSPORTATION 16,241
UTILITIES - 3.5%
3,750,000 AES Corp
1 .375 01/15/26 3,647
5,704,000 AES Corp
5 .450 06/01/28 5,803
3,325,000 (f) AltaGas Ltd
7 .200 10/15/54 3,280
12,325,000 Ameren Illinois Co
2 .900 06/15/51 7,855
9,325,000 American Water Capital Corp
5 .250 03/01/35 9,376
4,500,000 Atlantic City Electric Co
2 .300 03/15/31 3,912
13,200,000 Avangrid, Inc
3 .800 06/01/29 12,708
7,050,000 (f) Brooklyn Union Gas Co
4 .632 08/05/27 7,034
10,000,000 (f) Brooklyn Union Gas Co
4 .866 08/05/32 9,643
EUR 4,400,000 (f) California Buyer Ltd
5 .625 02/15/32 4,811
5,810,000 (f) California Buyer Ltd
6 .375 02/15/32 5,634
3,875,000 CMS Energy Corp
6 .500 06/01/55 3,776
11,300,000 (f) Colbun S.A.
3 .150 01/19/32 9,857
2,125,000 (f) Comision Federal de Electricidad
5 .700 01/24/30 2,080
17,500,000 Commonwealth Edison Co
2 .750 09/01/51 10,608
5,600,000 Connecticut Light and Power Co
4 .650 01/01/29 5,628
7,525,000 (f) Consorcio Transmantaro SA
4 .700 04/16/34 7,239
6,200,000 Consumers Energy Co
4 .600 05/30/29 6,213
13,366,222 (f) Continental Wind LLC
6 .000 02/28/33 13,736
2,250,000 (f) ContourGlobal Power Holdings S.A.
6 .750 02/28/30 2,260
13,087,000 Dominion Energy, Inc
2 .250 08/15/31 11,136
11,750,000 Dominion Energy, Inc
7 .000 06/01/54 12,350
22,625,000 DTE Electric Co
1 .900 04/01/28 21,108
7,998,000 DTE Electric Co
3 .950 03/01/49 6,325
9,025,000 DTE Electric Co
3 .250 04/01/51 6,230
3,000,000 DTE Electric Co
3 .650 03/01/52 2,215
3,688,000 Duke Energy Carolinas LLC
2 .850 03/15/32 3,246
4,975,000 Duke Energy Carolinas LLC
3 .550 03/15/52 3,518
10,000,000 Duke Energy Florida LLC
2 .500 12/01/29 9,148
7,931,000 Duke Energy Florida LLC
2 .400 12/15/31 6,871
10,000,000 Duke Energy Florida LLC
3 .000 12/15/51 6,351
4,000,000 Duke Energy Progress LLC
3 .450 03/15/29 3,853
5,276,000 Duke Energy Progress LLC
4 .000 04/01/52 4,047
20,250,000 (f) Electricite de France S.A.
3 .625 10/13/25 20,112
6,375,000 Florida Power & Light Co
4 .625 05/15/30 6,416
9,885,000 Georgia Power Co
3 .250 04/01/26 9,775
12,125,000 (f) International Development Association
4 .375 11/27/29 12,255
4,925,000 (f) International Development Association
4 .500 02/12/35 4,972
14,641,000 (f) Liberty Utilities Finance GP
2 .050 09/15/30 12,595
7,511,000 MidAmerican Energy Co
3 .650 04/15/29 7,283
5,725,000 MidAmerican Energy Co
5 .350 01/15/34 5,878
1,000,000 MidAmerican Energy Co
3 .950 08/01/47 784
1,925,000 MidAmerican Energy Co
5 .850 09/15/54 1,978
11,250,000 National Fuel Gas Co
2 .950 03/01/31 9,978
3,375,000 National Fuel Gas Co
5 .950 03/15/35 3,439
11,610,000 (f) New York State Electric & Gas Corp
2 .150 10/01/31 9,838
7,500,000 NextEra Energy Capital Holdings, Inc
4 .900 03/15/29 7,564
6,275,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 6,405
3,829,000 (e),(f) NextEra Energy Operating Partners LP
7 .250 01/15/29 3,767
13,000,000 (f) Niagara Mohawk Power Corp
1 .960 06/27/30 11,239
9,750,000 (f) Niagara Mohawk Power Corp
4 .119 11/28/42 7,958
11,436,000 Northern States Power Co
2 .900 03/01/50 7,376
623,000 Northern States Power Co
2 .600 06/01/51 372
7,868,000 Northern States Power Co
3 .200 04/01/52 5,291
8,125,000 Northern States Power Co
5 .400 03/15/54 7,889
5,250,000 Northwest Natural Gas Co
3 .078 12/01/51 3,248
21,737,000 Pacific Gas and Electric Co
6 .700 04/01/53 22,618
10,534,000 PacifiCorp
2 .900 06/15/52 6,331
6,000,000 PG&E Recovery Funding LLC
4 .838 06/01/33 6,022

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 11,375,000 PG&E Recovery Funding LLC
5 .231% 06/01/42 $ 11,342
4,750,000 PG&E Recovery Funding LLC
5 .529 06/01/49 4,743
7,113,000 Piedmont Natural Gas Co, Inc
3 .350 06/01/50 4,764
2,100,000 PPL Electric Utilities Corp
4 .850 02/15/34 2,075
5,000,000 Public Service Co of Colorado
3 .200 03/01/50 3,351
16,100,000 Public Service Co of Colorado
5 .750 05/15/54 15,958
11,879,000 Public Service Co of Oklahoma
2 .200 08/15/31 10,081
1,651,000 Public Service Electric and Gas Co
3 .100 03/15/32 1,482
4,875,000 Public Service Electric and Gas Co
4 .650 03/15/33 4,806
6,134,000 Public Service Electric and Gas Co
3 .200 08/01/49 4,217
9,300,000 Public Service Electric and Gas Co
5 .125 03/15/53 8,741
4,850,000 (f) RWE Finance US LLC
5 .875 04/16/34 4,939
13,315,000 (f) RWE Finance US LLC
6 .250 04/16/54 13,258
16,684,000 San Diego Gas & Electric Co
4 .950 08/15/28 16,915
19,738,000 San Diego Gas & Electric Co
2 .950 08/15/51 12,398
2,075,678 SCE Recovery Funding LLC
1 .977 11/15/28 1,976
7,100,000 SCE Recovery Funding LLC
2 .943 11/15/42 5,802
2,640,000 SCE Recovery Funding LLC
3 .240 11/15/46 1,885
17,759,561 (f) Solar Star Funding LLC
3 .950 06/30/35 16,258
17,086,091 (f) Solar Star Funding LLC
5 .375 06/30/35 17,298
8,429,000 Southern California Edison Co
2 .750 02/01/32 7,177
8,300,000 Southern California Edison Co
5 .200 06/01/34 8,103
1,493,000 Southern California Edison Co
3 .650 06/01/51 1,023
5,000,000 Southern California Edison Co
3 .450 02/01/52 3,291
12,318,000 Southwestern Electric Power Co
3 .250 11/01/51 8,008
18,650,000 Southwestern Public Service Co
3 .150 05/01/50 12,167
3,690,000 (e),(f) Sunnova Energy Corp
5 .875 09/01/26 1,567
15,678,080 (f) Sweihan PV Power Co PJSC
3 .625 01/31/49 12,926
8,612,000 (f) TerraForm Power Operating LLC
5 .000 01/31/28 8,335
15,193,335 (f) Topaz Solar Farms LLC
4 .875 09/30/39 13,503
12,666,368 (f) Topaz Solar Farms LLC
5 .750 09/30/39 12,196
7,279,845 (f) UEP Penonome II S.A.
6 .500 10/01/38 6,479
12,250,000 Union Electric Co
2 .150 03/15/32 10,272
19,626,000 Union Electric Co
2 .625 03/15/51 11,717
3,146,000 Union Electric Co
3 .900 04/01/52 2,401
3,775,000 (f),(g) Vistra Corp
7 .000 N/A 3,823
TOTAL UTILITIES 718,158
TOTAL CORPORATE BONDS
(Cost $2,367,980) 2,235,885
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 25.1%
AGENCY SECURITIES - 0.7%
210,032 Abay Leasing LLC
2 .654 11/09/26 206
3,028,898 Canal Barge Co, Inc
4 .500 11/12/34 2,972
11,603,572 Crowley Conro LLC
4 .181 08/15/43 10,554
1,948,111 Ethiopian Leasing LLC
2 .566 08/14/26 1,914
188,558 Export-Import Bank of the United States
2 .578 12/10/25 187
25,000,000 Federal Home Loan Mortgage Corp
1 .540 08/17/35 18,622
18,880,000 Federal National Mortgage Association
0 .875 08/05/30 16,018
9,000,000 Federal National Mortgage Association
1 .625 08/24/35 6,784
17,340,000 Hashemite Kingdom of Jordan Government AID Bond
3 .000 06/30/25 17,258
1,875,000 (c) India Government AID Bond, (LIBOR 3 M + 0.100%)
4 .954 02/01/27 1,864
13,250,000 Private Export Funding Corp
3 .250 06/15/25 13,216
7,765,000 Private Export Funding Corp
3 .900 10/15/27 7,703
143,297 Sandalwood LLC
2 .836 07/10/25 143
442,563 Sandalwood LLC
2 .821 02/12/26 437
19,345,772 Thirax  LLC
0 .968 01/14/33 16,807
3,101,315 Thirax 2 LLC
2 .320 01/22/34 2,800
5,000,000 United States Department of Housing and Urban Development
3 .535 08/01/36 4,411
1,775,000 United States International Development Finance Corp
1 .440 04/15/28 1,660

Social Choice

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
AGENCY SECURITIES (continued)
$ 1,000,000 United States International Development Finance Corp
1 .650% 04/15/28 $ 940
3,659,169 United States International Development Finance Corp
1 .790 10/15/29 3,449
11,434,903 United States International Development Finance Corp
2 .360 10/15/29 10,920
1,919,000 United States International Development Finance Corp
2 .930 05/15/30 1,844
3,171,400 United States International Development Finance Corp
3 .040 05/15/30 3,057
7,468,699 United States International Development Finance Corp
1 .630 07/15/38 6,114
4,609,254 United States International Development Finance Corp
2 .450 07/15/38 3,978
TOTAL AGENCY SECURITIES 153,858
FOREIGN GOVERNMENT BONDS - 3.3%
6,100,000 African Development Bank
3 .500 09/18/29 5,965
11,850,000 (f) Arab Petroleum Investments Corp
1 .483 10/06/26 11,313
14,000,000 (f) Arab Petroleum Investments Corp
5 .428 05/02/29 14,390
9,670,000 (e) Asian Development Bank
4 .625 06/13/25 9,672
22,676,000 Asian Development Bank
3 .125 09/26/28 22,053
10,000,000 Asian Development Bank
3 .875 06/14/33 9,740
6,263,000 Asian Infrastructure Investment Bank
0 .500 01/27/26 6,077
5,375,000 (e) Asian Infrastructure Investment Bank
4 .875 09/14/26 5,437
5,600,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
4 .978 08/16/27 5,640
3,000,000 (c),(f) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
4 .978 08/16/27 3,021
10,000,000 Asian Infrastructure Investment Bank
4 .125 01/18/29 10,041
11,400,000 Asian Infrastructure Investment Bank
4 .250 03/13/34 11,348
EUR 7,925,000 (f) Banque Ouest Africaine de Developpement
2 .750 01/22/33 7,314
17,250,000 (f) BNG Bank NV
3 .500 05/19/28 16,969
1,900,000 (f) Caisse d'Amortissement de la Dette Sociale
0 .625 02/18/26 1,840
9,500,000 (f) Caisse d'Amortissement de la Dette Sociale
4 .875 09/19/26 9,594
4,750,000 (f) Caisse d'Amortissement de la Dette Sociale
1 .375 01/20/31 4,029
5,000,000 (f) Caisse d'Amortissement de la Dette Sociale
2 .125 01/26/32 4,327
10,000,000 Canada Government International Bond
3 .750 04/26/28 9,943
13,600,000 Canada Government International Bond
4 .000 03/18/30 13,576
11,500,000 (f) CDP Financial, Inc
1 .000 05/26/26 11,093
4,450,000 (f) Central American Bank for Economic Integration
5 .000 02/09/26 4,469
2,000,000 Central American Bank for Economic Integration
5 .000 02/09/26 2,008
10,075,000 Chile Government International Bond
3 .100 05/07/41 7,387
8,025,000 Colombia Government International Bond
8 .000 11/14/35 8,061
4,800,000 Colombia Government International Bond
8 .750 11/14/53 4,761
5,725,000 (f) Dominican Republic International Bond
6 .600 06/01/36 5,692
6,540,000 (f) European Investment Bank
2 .876 06/13/25 6,519
2,711,000 European Investment Bank
2 .125 04/13/26 2,657
2,250,000 European Investment Bank
2 .375 05/24/27 2,176
11,961,000 European Investment Bank
0 .625 10/21/27 11,003
3,750,000 European Investment Bank
3 .250 11/15/27 3,684
11,600,000 European Investment Bank
1 .625 10/09/29 10,456
10,000,000 European Investment Bank
0 .875 05/17/30 8,538
19,749,000 (e) European Investment Bank
0 .750 09/23/30 16,577
7,700,000 European Investment Bank
4 .375 10/10/31 7,807
6,445,000 European Investment Bank
3 .750 02/14/33 6,265
2,000,000 European Investment Bank
4 .875 02/15/36 2,089
11,250,000 Export Development Canada
3 .750 09/07/27 11,186
13,050,000 Export Development Canada
3 .875 02/14/28 13,007
10,000,000 Export Development Canada
4 .125 02/13/29 10,028
18,675,000 Export Development Canada
4 .750 06/05/34 19,250
4,500,000 Inter-American Development Bank
4 .500 05/15/26 4,520
4,868,000 Inter-American Development Bank
1 .125 07/20/28 4,441
5,000,000 Inter-American Development Bank
1 .125 01/13/31 4,236
15,800,000 (e) Inter-American Development Bank
3 .500 04/12/33 15,007
2,644,000 Inter-American Investment Corp
0 .625 02/10/26 2,564
19,785,000 Inter-American Investment Corp
4 .126 02/15/28 19,823
14,750,000 International Bank for Reconstruction & Development
3 .125 11/20/25 14,643
23,780,000 International Bank for Reconstruction & Development
0 .000 03/31/27 22,081
5,250,000 International Bank for Reconstruction & Development
0 .000 03/31/28 5,106
25,000,000 International Bank for Reconstruction & Development
1 .745 07/31/33 25,013
5,000,000 (f) International Development Association
0 .875 04/28/26 4,831

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 14,750,000 International Finance Corp
4 .750% 03/16/26 $ 14,787
4,300,000 (e) International Finance Corp
4 .375 01/15/27 4,327
10,643,000 International Finance Facility for Immunisation Co
1 .000 04/21/26 10,283
3,050,000 Japan Bank for International Cooperation
1 .625 01/20/27 2,916
1,750,000 Japan Bank for International Cooperation
4 .875 10/18/28 1,792
8,750,000 Japan International Cooperation Agency
1 .750 04/28/31 7,515
4,175,000 (f) Kommuninvest I Sverige AB
4 .625 09/29/28 4,265
10,250,000 (f) Korea Electric Power Corp
4 .875 01/31/27 10,334
6,500,000 Kreditanstalt fuer Wiederaufbau
1 .750 09/14/29 5,904
6,500,000 (f) Kuntarahoitus Oyj
3 .625 10/09/29 6,381
13,000,000 (e) Landwirtschaftliche Rentenbank
0 .875 09/03/30 10,994
12,375,000 (f) Nederlandse Waterschapsbank NV
4 .000 06/01/28 12,367
4,450,000 (f) Nederlandse Waterschapsbank NV
4 .375 02/28/29 4,488
10,250,000 (f) Nederlandse Waterschapsbank NV
4 .500 01/16/30 10,418
7,000,000 Nederlandse Waterschapsbank NV
1 .000 05/28/30 5,979
4,430,000 (f) Nederlandse Waterschapsbank NV
1 .000 05/28/30 3,784
15,641,000 OMERS Finance Trust
3 .500 04/19/32 14,638
7,666,000 (f) OMERS Finance Trust
3 .500 04/19/32 7,174
750,000 OMERS Finance Trust
4 .000 04/19/52 590
4,825,000 (f) OMERS Finance Trust
4 .000 04/19/52 3,796
5,030,000 OPEC Fund for International Development
4 .500 01/26/26 5,035
4,970,000 (f) OPEC Fund for International Development
4 .500 01/26/26 4,975
11,750,000 Province of Ontario Canada
5 .050 04/24/34 12,103
5,000,000 Province of Quebec Canada
7 .500 09/15/29 5,654
10,625,000 Province of Quebec Canada
4 .500 09/08/33 10,561
10,500,000 Province of Quebec Canada
4 .250 09/05/34 10,178
7,750,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,685
5,100,000 (f) Serbia International Bond
6 .000 06/12/34 5,056
TOTAL FOREIGN GOVERNMENT BONDS 681,246
MORTGAGE BACKED - 11.5%
2,115,000 (c),(f) Angel Oak Mortgage Trust
2 .837 11/25/66 1,519
53,146,505 (c),(f) Citigroup Mortgage Loan Trust
0 .156 02/25/52 446
5,958,074 (c),(f) Citigroup Mortgage Loan Trust
0 .250 02/25/52 83
10,555,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .440 03/25/42 10,893
19,159,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
8 .986 06/25/42 20,405
2,905,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .690 01/25/43 3,049
3,840,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .886 05/25/43 4,053
10,475,482 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .436 06/25/43 10,920
4,574,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
7 .040 07/25/43 4,703
5,720,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 6,040
4,470,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .890 10/25/43 4,723
667,261 Fannie Mae Pool
3 .500 05/01/32 655
839,684 Fannie Mae Pool
5 .000 05/01/35 845
571,402 Fannie Mae Pool
5 .000 10/01/35 575
436,694 Fannie Mae Pool
5 .000 02/01/36 440
930,041 Fannie Mae Pool
5 .500 11/01/38 946
122,613 Fannie Mae Pool
3 .000 05/01/40 113
337,453 Fannie Mae Pool
5 .000 09/01/40 340
845,828 Fannie Mae Pool
5 .000 05/01/41 853
597,417 Fannie Mae Pool
4 .000 09/01/42 570
1,053,487 Fannie Mae Pool
4 .500 03/01/44 1,035
47,736,227 Fannie Mae Pool
4 .000 05/01/44 45,794
270,790 Fannie Mae Pool
4 .500 06/01/44 264
3,016,198 Fannie Mae Pool
4 .500 06/01/44 2,931
623,420 Fannie Mae Pool
4 .500 08/01/44 606
1,627,265 Fannie Mae Pool
4 .500 10/01/44 1,585
2,955,426 Fannie Mae Pool
4 .500 11/01/44 2,879
532,310 Fannie Mae Pool
5 .000 11/01/44 537
819,441 Fannie Mae Pool
4 .500 12/01/44 798
348,656 Fannie Mae Pool
4 .000 01/01/45 333
139,013 Fannie Mae Pool
4 .500 03/01/45 136
251,829 Fannie Mae Pool
4 .500 04/01/45 245

Social Choice

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 1,715,170 Fannie Mae Pool
3 .500% 05/01/45 $ 1,592
2,481,523 Fannie Mae Pool
3 .500 01/01/46 2,290
489,297 Fannie Mae Pool
4 .000 04/01/46 465
2,838,933 Fannie Mae Pool
3 .500 06/01/46 2,612
1,900,479 Fannie Mae Pool
3 .500 07/01/46 1,749
3,062,354 Fannie Mae Pool
3 .500 07/01/46 2,854
832,979 Fannie Mae Pool
3 .500 08/01/46 766
263,197 Fannie Mae Pool
3 .000 10/01/46 229
2,294,086 Fannie Mae Pool
3 .500 10/01/46 2,111
972,664 Fannie Mae Pool
4 .500 05/01/47 959
1,203,158 Fannie Mae Pool
4 .000 10/01/47 1,135
232,255 Fannie Mae Pool
3 .500 11/01/47 216
239,067 Fannie Mae Pool
4 .500 11/01/47 233
13,009 Fannie Mae Pool
3 .500 01/01/48 12
2,609,410 Fannie Mae Pool
3 .500 01/01/48 2,383
1,738,306 Fannie Mae Pool
4 .500 01/01/48 1,693
1,309,713 Fannie Mae Pool
4 .500 02/01/48 1,276
1,151,976 Fannie Mae Pool
4 .500 05/01/48 1,122
791,599 Fannie Mae Pool
4 .500 05/01/48 771
9,938,852 Fannie Mae Pool
3 .000 07/01/50 8,775
5,935,128 Fannie Mae Pool
2 .500 08/01/51 4,994
3,770,091 Fannie Mae Pool
3 .000 09/01/51 3,315
4,074,071 Fannie Mae Pool
2 .500 12/01/51 3,423
11,794,159 Fannie Mae Pool
2 .500 02/01/52 9,923
4,003,582 Fannie Mae Pool
3 .500 02/01/52 3,650
1,670,294 Fannie Mae Pool
2 .500 04/01/52 1,403
10,373,312 Fannie Mae Pool
3 .000 04/01/52 8,999
1,181,626 Fannie Mae Pool
3 .500 04/01/52 1,067
10,194,790 Fannie Mae Pool
3 .500 05/01/52 9,217
29,826,594 Fannie Mae Pool
3 .500 05/01/52 26,943
19,757,233 Fannie Mae Pool
4 .000 05/01/52 18,443
12,697,404 Fannie Mae Pool
3 .000 06/01/52 11,010
11,685,124 Fannie Mae Pool
3 .500 06/01/52 10,581
37,910,191 Fannie Mae Pool
3 .500 06/01/52 34,248
52,688,039 Fannie Mae Pool
4 .000 06/01/52 49,182
3,839,614 Fannie Mae Pool
4 .500 06/01/52 3,679
37,959,158 Fannie Mae Pool
4 .000 07/01/52 35,433
3,545,031 Fannie Mae Pool
4 .500 07/01/52 3,396
16,866,835 Fannie Mae Pool
4 .000 08/01/52 15,745
31,583,585 Fannie Mae Pool
4 .500 08/01/52 30,262
25,003,602 Fannie Mae Pool
5 .000 08/01/52 24,591
73,924,047 Fannie Mae Pool
4 .000 09/01/52 68,987
213,351,205 Fannie Mae Pool
4 .500 09/01/52 204,434
10,353,856 Fannie Mae Pool
5 .000 09/01/52 10,183
77,761,084 Fannie Mae Pool
4 .000 10/01/52 72,563
55,086,719 Fannie Mae Pool
4 .500 10/01/52 52,786
65,996,581 Fannie Mae Pool
5 .000 10/01/52 64,873
13,256,854 Fannie Mae Pool
4 .000 11/01/52 12,371
61,765,046 Fannie Mae Pool
4 .500 11/01/52 59,190
28,108,700 Fannie Mae Pool
5 .500 12/01/52 28,144
158,761 Fannie Mae Pool
5 .000 01/01/53 156
35,691,739 Fannie Mae Pool
5 .000 02/01/53 35,065
5,428,788 Fannie Mae Pool
6 .000 02/01/53 5,530
4,086,034 Fannie Mae Pool
6 .000 03/01/53 4,151
39,258,907 Fannie Mae Pool
5 .000 04/01/53 38,568
2,591,576 Fannie Mae Pool
6 .000 05/01/53 2,635
8,921,389 Fannie Mae Pool
5 .000 06/01/53 8,824
42,627,867 Fannie Mae Pool
5 .500 06/01/53 42,638
7,761,641 Fannie Mae Pool
4 .500 07/01/53 7,430
8,376,601 Fannie Mae Pool
5 .000 07/01/53 8,227
14,574,625 Fannie Mae Pool
5 .000 08/01/53 14,315
84,680,165 Fannie Mae Pool
5 .500 10/01/53 84,631

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 696,462 Fannie Mae Pool
6 .000% 01/01/54 $ 708
46,414,838 Fannie Mae Pool
5 .500 05/01/54 46,366
281,349 Fannie Mae Pool
6 .000 06/01/54 286
1,193,632 (c) Fannie Mae REMICS, (SOFR30A + 5.836%)
1 .496 09/25/43 131
2,386,829 Fannie Mae REMICS
3 .000 07/25/45 2,151
4,303,500 Fannie Mae REMICS
3 .500 02/25/48 3,796
3,194,878 Fannie Mae REMICS
4 .000 07/25/48 3,009
15,963,598 Fannie Mae REMICS
2 .000 08/25/50 10,892
4,862,492 Fannie Mae REMICS
2 .000 08/25/50 625
6,483,222 Fannie Mae REMICS
2 .000 10/25/50 4,430
11,976,494 Fannie Mae REMICS
2 .500 11/25/50 1,677
4,239,727 Fannie Mae REMICS
3 .000 12/25/50 739
3,523,938 Fannie Mae REMICS
3 .000 02/25/51 591
4,624,913 Fannie Mae REMICS
2 .500 11/25/51 548
12,293,688 Fannie Mae REMICS
3 .500 04/25/52 9,537
2,574,428 Fannie Mae REMICS
4 .000 05/25/52 2,074
7,000,628 Fannie Mae REMICS
4 .500 07/25/52 6,748
2,570,116 Fannie Mae REMICS
4 .500 08/25/52 2,196
2,416,902 Fannie Mae REMICS
4 .000 09/25/52 2,169
1,940,173 Fannie Mae REMICS
4 .000 09/25/52 1,663
1,868,457 Fannie Mae REMICS
4 .500 10/25/52 1,739
2,144,435 Fannie Mae REMICS
4 .500 10/25/52 2,060
3,836,475 Fannie Mae REMICS
5 .500 11/25/52 3,815
9,843,731 (c) Fannie Mae-Aces
2 .826 02/25/27 9,608
3,146,738 (c) Fannie Mae-Aces
3 .303 06/25/28 3,067
8,250,000 (c) Fannie Mae-Aces
1 .469 11/25/30 7,045
15,500,000 (c) Fannie Mae-Aces
1 .245 01/25/31 13,069
2,730 Freddie Mac Gold Pool
8 .000 01/01/31 3
71,226 Freddie Mac Gold Pool
4 .500 07/01/33 71
476,990 Freddie Mac Gold Pool
7 .000 12/01/33 499
101,180 Freddie Mac Gold Pool
7 .000 05/01/35 106
352,205 Freddie Mac Gold Pool
5 .000 06/01/36 355
110,957 Freddie Mac Gold Pool
5 .000 07/01/39 112
73,040 Freddie Mac Gold Pool
4 .000 06/01/42 70
158,225 Freddie Mac Gold Pool
4 .500 10/01/44 154
220,115 Freddie Mac Gold Pool
4 .500 11/01/44 215
398,288 Freddie Mac Gold Pool
4 .500 11/01/44 388
204,629 Freddie Mac Gold Pool
4 .500 12/01/44 198
198,389 Freddie Mac Gold Pool
4 .500 12/01/44 194
920,712 Freddie Mac Gold Pool
3 .500 04/01/45 854
3,431,535 Freddie Mac Gold Pool
3 .500 10/01/45 3,179
61,253 Freddie Mac Gold Pool
3 .000 04/01/47 54
394,097 Freddie Mac Gold Pool
4 .500 06/01/47 385
810,556 Freddie Mac Gold Pool
4 .000 09/01/47 771
653,607 Freddie Mac Gold Pool
3 .500 12/01/47 602
2,654,889 Freddie Mac Gold Pool
4 .500 08/01/48 2,600
5,190,490 Freddie Mac Pool
2 .310 12/01/31 4,577
6,817,974 Freddie Mac Pool
3 .740 06/01/37 6,235
7,262,407 Freddie Mac Pool
3 .350 08/01/37 6,415
2,243,525 Freddie Mac Pool
3 .400 12/01/37 1,985
5,646,500 Freddie Mac Pool
4 .300 12/01/37 5,391
1,823,067 Freddie Mac Pool
3 .500 03/01/38 1,641
640,000 Freddie Mac Pool
4 .330 05/01/38 613
3,154,027 Freddie Mac Pool
2 .970 07/01/38 2,648
3,373,242 Freddie Mac Pool
4 .550 07/01/38 3,294
5,775,000 Freddie Mac Pool
3 .500 10/01/38 5,084
396,244 Freddie Mac Pool
3 .160 11/01/38 338
1,853,500 Freddie Mac Pool
3 .910 01/01/39 1,690
2,293,500 Freddie Mac Pool
4 .750 12/01/39 2,277
3,346,834 Freddie Mac Pool
3 .000 01/01/41 2,739
766,178 Freddie Mac Pool
4 .250 09/01/42 735
4,159,908 Freddie Mac Pool
3 .000 11/01/49 3,672

Social Choice

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 3,602,041 Freddie Mac Pool
2 .500% 11/01/51 $ 3,006
9,822,647 Freddie Mac Pool
3 .000 11/01/51 8,681
1,190,501 Freddie Mac Pool
3 .000 11/01/51 1,047
1,027,441 Freddie Mac Pool
3 .000 11/01/51 912
1,399,281 Freddie Mac Pool
3 .000 11/01/51 1,237
4,068,117 Freddie Mac Pool
2 .500 01/01/52 3,404
9,680,770 Freddie Mac Pool
2 .500 02/01/52 8,173
308,275 Freddie Mac Pool
3 .000 02/01/52 268
6,208,380 Freddie Mac Pool
3 .000 03/01/52 5,389
4,833,924 Freddie Mac Pool
2 .500 04/01/52 4,054
13,997,700 Freddie Mac Pool
4 .000 04/01/52 13,088
20,913,276 Freddie Mac Pool
3 .000 05/01/52 18,143
8,437,975 Freddie Mac Pool
3 .500 05/01/52 7,659
466,302 Freddie Mac Pool
3 .000 06/01/52 407
38,531 Freddie Mac Pool
3 .000 06/01/52 33
424,545 Freddie Mac Pool
3 .500 06/01/52 384
8,189,287 Freddie Mac Pool
4 .500 06/01/52 7,846
245,492 Freddie Mac Pool
4 .500 07/01/52 235
8,159,153 Freddie Mac Pool
4 .500 07/01/52 7,817
8,987,260 Freddie Mac Pool
6 .000 11/01/52 9,158
14,620,269 Freddie Mac Pool
5 .000 01/01/53 14,368
10,851,777 Freddie Mac Pool
5 .000 06/01/53 10,658
9,975,854 Freddie Mac Pool
5 .000 08/01/53 9,793
18,587,335 Freddie Mac Pool
5 .500 08/01/53 18,589
6,237,107 Freddie Mac REMICS
3 .500 01/15/47 5,543
1,269,324 Freddie Mac REMICS
4 .000 10/15/47 1,192
2,272,557 Freddie Mac REMICS
4 .000 11/15/47 2,156
5,685,557 Freddie Mac REMICS
4 .000 01/15/48 5,386
6,407,580 Freddie Mac REMICS
4 .000 03/15/48 6,041
1,847,663 Freddie Mac REMICS
4 .000 04/15/48 1,750
5,893,938 Freddie Mac REMICS
4 .000 04/15/48 5,545
2,588,941 (c) Freddie Mac REMICS, (SOFR30A + 9.737%)
2 .779 06/15/48 2,381
1,759,348 (c) Freddie Mac REMICS, (SOFR30A + 9.657%)
2 .699 10/15/48 1,538
2,428,858 Freddie Mac REMICS
2 .000 09/25/50 314
5,769,997 Freddie Mac REMICS
2 .000 09/25/50 3,867
6,444,798 Freddie Mac REMICS
3 .000 09/25/50 4,750
4,918,335 Freddie Mac REMICS
3 .000 10/25/50 3,518
15,386,956 Freddie Mac REMICS
2 .500 02/25/51 2,544
6,081,713 Freddie Mac REMICS
2 .500 05/25/51 3,860
1,685,235 Freddie Mac REMICS
4 .000 08/25/52 1,417
2,881,005 Freddie Mac REMICS
4 .500 10/25/52 2,669
3,551,023 Freddie Mac REMICS
5 .500 11/25/52 3,570
2,825,204 Freddie Mac REMICS
5 .500 02/25/53 2,874
500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
11 .440 01/25/42 533
2,285,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9 .090 02/25/42 2,390
8,185,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 2.900%)
7 .240 04/25/42 8,423
3,000,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8 .647 04/25/42 3,199
17,330,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .690 05/25/42 18,014
15,158,292 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .840 06/25/42 16,114
8,616,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)
8 .340 07/25/42 9,093
11,830,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)
7 .890 08/25/42 12,362
6,727,557 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
8 .040 09/25/42 7,080
8,225,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7 .586 04/25/43 8,612
7,885,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7 .840 05/25/43 8,373
58,931 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3 .786 02/25/48 57
74,055 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3 .847 05/25/48 72
6,659,814 Ginnie Mae I Pool
2 .690 06/15/33 6,162
5,642,667 Ginnie Mae I Pool
3 .700 10/15/33 5,414
45,479 Ginnie Mae I Pool
5 .000 04/15/38 46
6,453,265 Ginnie Mae I Pool
3 .700 08/15/40 5,936
10,622,141 Ginnie Mae I Pool
2 .750 01/15/45 9,804
86,378 Ginnie Mae II Pool
6 .500 11/20/38 90

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 3,599,096 Ginnie Mae II Pool
3 .500% 12/20/46 $ 3,326
2,466,835 Ginnie Mae II Pool
3 .500 01/20/47 2,283
1,309,453 Ginnie Mae II Pool
3 .500 10/20/50 1,207
24,892,380 Ginnie Mae II Pool
3 .000 06/20/51 22,060
40,443,088 Ginnie Mae II Pool
3 .000 12/20/51 35,841
23,268,863 Ginnie Mae II Pool
3 .000 01/20/52 20,621
4,945,978 Ginnie Mae II Pool
2 .500 02/20/52 4,112
20,523,882 Ginnie Mae II Pool
3 .500 04/20/52 18,838
35,658,558 Ginnie Mae II Pool
3 .500 07/20/52 32,696
6,436,005 Ginnie Mae II Pool
4 .000 08/20/52 6,039
15,022,890 Ginnie Mae II Pool
4 .500 08/20/52 14,433
55,768,172 Ginnie Mae II Pool
4 .000 09/20/52 52,285
3,382,884 Ginnie Mae II Pool
5 .000 09/20/52 3,344
8,185,865 Ginnie Mae II Pool
5 .000 11/20/52 8,065
27,744,464 Ginnie Mae II Pool
3 .500 12/20/52 25,439
35,614,880 Ginnie Mae II Pool
4 .500 12/20/52 34,341
7,119,110 Ginnie Mae II Pool
4 .500 02/20/53 6,859
1,212,879 Ginnie Mae II Pool
5 .000 02/20/53 1,195
5,355,928 Ginnie Mae II Pool
3 .000 08/20/53 4,746
11,060,883 Government National Mortgage Association
5 .000 01/20/40 2,271
5,151,045 Government National Mortgage Association
4 .500 03/20/40 907
8,344,107 Government National Mortgage Association
5 .000 03/20/40 1,643
6,588,350 Government National Mortgage Association
2 .500 10/16/43 5,853
6,550,568 Government National Mortgage Association
2 .500 12/20/43 5,826
2,232,127 Government National Mortgage Association
3 .000 03/20/45 1,994
918,735 Government National Mortgage Association
4 .000 06/20/46 106
3,001,170 Government National Mortgage Association
5 .000 09/20/46 559
4,658,474 Government National Mortgage Association
3 .000 02/20/51 4,135
11,303,313 Government National Mortgage Association
3 .000 11/20/51 8,326
13,435,402 Government National Mortgage Association
3 .000 12/20/51 9,835
9,268,612 Government National Mortgage Association
3 .000 01/20/52 6,910
11,010,132 Government National Mortgage Association
3 .000 02/20/52 7,646
7,759,049 Government National Mortgage Association
4 .000 04/20/52 6,621
8,779,739 Government National Mortgage Association
5 .000 04/20/52 1,602
2,602,936 Government National Mortgage Association
4 .000 07/20/52 2,149
3,798,451 Government National Mortgage Association
4 .500 09/20/52 3,545
4,653,692 Government National Mortgage Association
4 .500 09/20/52 4,340
3,194,279 Government National Mortgage Association
4 .500 09/20/52 3,022
3,434,829 Government National Mortgage Association
4 .500 09/20/52 3,060
4,051,962 Government National Mortgage Association
4 .500 02/20/53 3,704
3,581,955 Government National Mortgage Association
5 .500 02/20/53 3,568
6,803,829 (c) Government National Mortgage Association, (SOFR30A + 6.950%)
2 .606 05/20/53 576
5,044,913 (c) Government National Mortgage Association, (SOFR30A + 23.205%)
6 .262 08/20/53 5,476
2,991,655 (c) Government National Mortgage Association, (SOFR30A + 25.350%)
8 .407 08/20/53 3,485
7,423,885 Government National Mortgage Association
5 .000 12/20/53 7,088
6,650,520 Government National Mortgage Association
2 .500 04/20/54 4,772
59,513,599 (c),(f) GS Mortgage-Backed Securities Corp Trust
0 .151 08/25/51 512
1,870,733 (c),(f) GS Mortgage-Backed Securities Corp Trust
2 .500 08/25/51 1,522
7,381,046 (c),(f) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 5,994
4,169,570 (c),(f) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 3,391
2,016,489 (c),(f) GS Mortgage-Backed Securities Trust
2 .827 05/28/52 1,669
18,156,645 (c),(f) GS Mortgage-Backed Securities Trust
3 .000 01/25/53 15,438
96,575 (c) Impac CMB Trust, (TSFR1M + 0.774%)
5 .095 03/25/35 88
2,937,677 (c),(f) J.P. Morgan Mortgage Trust
3 .243 10/25/52 2,376
186,943 (c),(f) JP Morgan Mortgage Trust
3 .500 05/25/47 169
223,815 (c),(f) JP Morgan Mortgage Trust
3 .500 10/25/48 200
78,618 (c),(f) JP Morgan Mortgage Trust
4 .000 01/25/49 73
16,728,911 (c),(f) JP Morgan Mortgage Trust
0 .122 06/25/51 106
29,311,179 (c),(f) JP Morgan Mortgage Trust
0 .107 11/25/51 176
2,013,745 (c),(f) JP Morgan Mortgage Trust
2 .500 11/25/51 1,638
29,375,309 (c),(f) JP Morgan Mortgage Trust
0 .115 12/25/51 189
2,563,799 (c),(f) JP Morgan Mortgage Trust
2 .500 12/25/51 2,085

Social Choice

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 3,701,593 (c),(f) JP Morgan Mortgage Trust
2 .500% 01/25/52 $ 3,013
5,942,958 (c),(f) JP Morgan Mortgage Trust
2 .500 06/25/52 4,834
7,725,060 (c),(f) JP Morgan Mortgage Trust
3 .000 06/25/52 6,585
33,608,504 (f) JP Morgan Mortgage Trust
0 .224 07/25/52 324
5,790,529 (c),(f) JP Morgan Mortgage Trust
2 .500 07/25/52 4,706
8,287,936 (c),(f) JP Morgan Mortgage Trust
3 .250 07/25/52 7,327
8,835,349 (c),(f) JP Morgan Mortgage Trust
3 .000 08/25/52 7,480
4,618,417 (c),(f) JP Morgan Mortgage Trust
3 .000 10/25/52 3,910
4,574,261 (c),(f) JP Morgan Mortgage Trust
3 .000 11/25/52 3,872
6,209,336 (c),(f) JP Morgan Mortgage Trust
3 .000 04/25/53 5,257
355,634 (c),(f) JP Morgan Mortgage Trust
5 .000 06/25/53 344
2,434,114 (c),(f) JP Morgan Mortgage Trust
5 .500 06/25/53 2,399
3,420,564 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 2,783
2,420,053 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 2,159
2,210,186 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,798
1,836,430 (c),(f) RCKT Mortgage Trust
3 .007 09/25/51 1,457
6,141,473 (c),(f) RCKT Mortgage Trust
2 .500 02/25/52 4,995
2,992,257 (c),(f) RCKT Mortgage Trust
3 .000 05/25/52 2,533
1,202,854 (c),(f) RCKT Mortgage Trust
3 .190 05/25/52 989
54,784 (c),(f) Sequoia Mortgage Trust
4 .000 06/25/49 52
154,026 (c),(f) Sequoia Mortgage Trust
3 .500 12/25/49 138
2,615,215 (c),(f) Sequoia Mortgage Trust
2 .500 06/25/51 2,127
242,332 (c),(f) Shellpoint Co-Originator Trust
3 .500 10/25/47 222
284,379 (f) Verus Securitization Trust (Step Bond)
2 .733 05/25/65 274
TOTAL MORTGAGE BACKED 2,347,636
MUNICIPAL BONDS - 1.7%
9,835,000 American Municipal Power, Inc
6 .270 02/15/50 10,224
1,170,000 Brunswick & Glynn County Development Authority
3 .060 04/01/25 1,170
1,990,000 California Health Facilities Financing Authority
2 .984 06/01/33 1,760
2,430,000 California Health Facilities Financing Authority
4 .190 06/01/37 2,254
2,130,000 California Health Facilities Financing Authority
4 .353 06/01/41 1,930
50,000 California Municipal Finance Authority
2 .288 08/15/28 47
3,035,000 City & County of Honolulu HI
2 .668 10/01/27 2,931
5,645,000 City & County of Honolulu HI
3 .974 09/01/35 5,290
1,615,000 City & County of Honolulu HI
4 .004 09/01/36 1,503
8,250,000 City & County of San Francisco CA
4 .520 06/15/25 8,252
10,250,000 City & County of San Francisco CA
5 .770 06/15/45 10,566
7,085,000 City & County of San Francisco CA
4 .000 04/01/47 5,569
4,910,000 City & County of San Francisco CA
5 .450 06/15/64 4,823
350,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .091 09/01/36 297
5,500,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .000 09/01/48 4,449
7,790,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .482 09/01/50 5,620
1,240,000 City & County of San Francisco CA Community Facilities District No 2014-1
6 .332 09/01/51 1,288
7,500,000 City of Los Angeles CA
3 .880 09/01/38 6,690
1,125,000 City of Los Angeles CA
4 .750 09/01/38 1,078
5,445,000 City of Los Angeles CA
4 .800 09/01/39 5,198
7,190,000 City of Los Angeles CA
5 .000 09/01/42 6,879
1,530,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue
3 .158 05/15/29 1,458
1,780,000 (f) City of Miami FL
4 .808 01/01/39 1,703
3,300,000 City of New York NY
5 .094 10/01/49 3,211
3,000,000 City of New York NY
5 .828 10/01/53 3,168
4,835,000 City of Oakland CA
2 .070 01/15/29 4,423
3,025,000 City of Port Lions AK
7 .500 10/01/52 3,194
3,725,000 City of San Francisco CA Public Utilities Commission Water Revenue
3 .950 11/01/36 3,343
1,000,000 City of San Juan Capistrano CA
3 .700 08/01/31 963
5,255,000 City of Seattle WA Local Improvement District No 6751
2 .999 11/01/43 4,435
5,235,000 City of Seattle WA Local Improvement District No 6751
3 .079 11/01/43 4,372
3,500,000 (f) County of Gallatin MT
11 .500 09/01/27 3,604
1,000,000 (f) County of Gallatin MT
11 .500 09/01/27 1,030
5,000,000 County of Santa Clara CA
4 .970 08/01/39 4,921
10,000,000 District of Columbia Water & Sewer Authority
4 .814 10/01/14 8,805
18,025,190 Freddie Mac Multifamily Variable Rate Certificate
4 .050 08/25/38 17,022

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 640,000 Henry County Water Authority
3 .000% 01/01/43 $ 473
850,000 Henry County Water Authority
3 .200 01/01/49 592
1,000,000 Honolulu City & County Board of Water Supply
2 .327 07/01/32 867
6,430,000 Lavaca-Navidad River Authority
4 .430 08/01/35 6,308
1,025,000 Maine State Housing Authority
2 .331 11/15/30 912
2,495,000 Maryland Community Development Administration Housing Revenue
3 .797 03/01/39 2,182
1,500,000 Maryland Economic Development Corp
5 .433 05/31/56 1,466
3,925,000 Maryland Economic Development Corp
5 .942 05/31/57 3,996
3,000,000 Massachusetts Clean Energy Cooperative Corp
2 .020 07/01/28 2,790
3,000,000 Massachusetts Clean Energy Cooperative Corp
2 .485 07/01/32 2,592
595,000 Metropolitan Transportation Authority
5 .175 11/15/49 536
11,675,000 Metropolitan Water Reclamation District of Greater Chicago
5 .720 12/01/38 12,070
4,225,000 Minnesota Housing Finance Agency
5 .897 08/01/49 4,237
6,580,000 Minnesota Housing Finance Agency
5 .947 08/01/54 6,634
19,250,000 (c),(f) New Hampshire Business Finance Authority
4 .650 02/01/29 19,250
8,295,000 (c),(f) New Hampshire Business Finance Authority
4 .520 07/01/33 8,295
2,740,000 New Hampshire Business Finance Authority
5 .694 11/01/45 2,675
1,960,000 New Hampshire Business Finance Authority
5 .775 11/01/54 1,897
720,000 New Jersey Economic Development Authority
5 .298 03/01/32 734
2,500,000 New York City Housing Development Corp
3 .720 11/01/39 2,121
5,500,000 New York City Housing Development Corp
5 .448 08/01/54 5,401
17,500,000 New York Transportation Development Corp
5 .000 01/01/26 17,664
7,420,000 New York Transportation Development Corp
6 .971 06/30/51 7,530
6,925,000 (a),(b),(f) Pennsylvania Economic Development Financing Authority
10 .000 12/01/29 1
2,150,000 (h) Peralta Community College District
4 .600 06/01/25 2,150
1,170,000 Pharr Economic Development Corp
3 .513 08/15/30 1,117
1,140,000 Pharr Economic Development Corp
3 .893 08/15/33 1,073
405,000 (a),(b) Public Finance Authority
15 .000 12/31/25 0 ^
1,735,000 (f) Public Finance Authority
7 .500 06/01/29 1,688
6,700,000 Public Finance Authority
5 .292 07/01/29 6,781
5,000,000 (f),(h) Public Finance Authority
6 .250 06/01/31 4,989
1,250,000 Redevelopment Authority of the City of Philadelphia
1 .927 09/01/27 1,182
640,000 Redevelopment Authority of the City of Philadelphia
4 .711 09/01/30 645
1,935,000 Redevelopment Authority of the City of Philadelphia
5 .226 09/01/40 1,915
1,005,000 Sales Tax Securitization Corp
5 .293 01/01/41 988
10,045,000 San Francisco City & County Public Utilities Commission Wastewater Revenue
4 .655 10/01/27 10,140
2,000,000 San Francisco City & County Redevelopment Agency
4 .375 08/01/44 1,716
1,405,000 South Dakota Housing Development Authority
5 .460 05/01/53 1,428
3,000 State of Wisconsin
5 .700 05/01/26 3
1,650,000 (f) Syracuse Industrial Development Agency
5 .000 01/01/36 1,239
315,000 Tampa Bay Water
2 .612 10/01/25 312
1,965,000 Tampa Bay Water
2 .612 10/01/25 1,949
3,225,000 Tampa Bay Water
2 .782 10/01/26 3,211
3,000,000 Tampa Bay Water
2 .952 10/01/27 2,989
1,255,000 Texas Water Development Board
4 .248 10/15/35 1,217
4,170,000 Texas Water Development Board
4 .648 04/15/50 3,853
3,020,000 Toledo-Lucas County Port Authority
5 .850 11/15/49 2,953
5,000,000 Tuolumne Wind Project Authority
6 .918 01/01/34 5,435
1,000,000 University of Cincinnati
3 .250 06/01/29 994
18,000,000 University of New Mexico
3 .532 06/20/32 17,439
500,000 Upper Allegheny Joint Sanitary Authority
3 .550 09/01/39 434
1,500,000 Upper Allegheny Joint Sanitary Authority
3 .800 09/01/49 1,223
TOTAL MUNICIPAL BONDS 343,756
U.S. TREASURY SECURITIES - 7.9%
246,497,000 United States Treasury Note
4 .125 02/28/27 247,431
111,474,000 United States Treasury Note
3 .875 03/15/28 111,457
227,743,000 United States Treasury Note
4 .125 02/29/32 228,348
257,974,000 United States Treasury Note
4 .625 02/15/35 266,519
155,998,000 United States Treasury Note
4 .750 02/15/45 158,850
192,317,000 United States Treasury Note
4 .500 11/15/54 189,492
170,997,000 United States Treasury Note/Bond
4 .000 02/28/30 171,384
14,508,000 United States Treasury Note/Bond
1 .875 02/15/41 10,178

Social Choice

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 4,700,000 United States Treasury Note/Bond
2 .250% 05/15/41 $ 3,483
202,078,800 United States Treasury Note/Bond
2 .375 02/15/42 149,980
29,796,000 United States Treasury Note/Bond
3 .250 05/15/42 25,177
35,830,000 United States Treasury Note/Bond
2 .875 11/15/46 27,074
2,500,000 United States Treasury Note/Bond
3 .000 02/15/49 1,891
40,008,000 United States Treasury Note/Bond
2 .250 02/15/52 25,240
4,021,000 United States Treasury Note/Bond
4 .625 05/15/54 4,034
TOTAL U.S. TREASURY SECURITIES 1,620,538
TOTAL GOVERNMENT BONDS
(Cost $5,276,421) 5,147,034
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 (e) Brookfield Property Partners LP 5,390
681,850 Brookfield Property Partners LP 8,461
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 13,851
UTILITIES - 0.0%
490,000 Brookfield Infrastructure Partners LP 8,164
308,000 (e) Brookfield Renewable Partners LP 5,439
TOTAL UTILITIES 13,603
TOTAL PREFERRED STOCKS
(Cost $46,746) 27,454
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS
(Cost $1) 1
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 4.0%
ASSET BACKED - 1.3%
2,043,634 (f) Air Canada Pass Through Trust, Series 2017 1
3 .550 01/15/30 1,909
900,000 (f) AMSR Trust, Series 2019 SFR1
3 .148 01/19/39 875
1,000,000 (c),(f) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP
6 .534 10/15/35 46
39,639 (c) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6
3 .485 07/25/36 39
6,270,000 (f) Centersquare Issuer LLC, Series 2025 1A
5 .500 03/26/55 6,151
3,654,637 Delta Air Lines Pass Through Trust, Series 2020 1
2 .000 06/10/28 3,415
13,527,395 Delta Air Lines Pass Through Trust, Series 2020 1
2 .500 06/10/28 12,728
11,875,000 (f) Frontier Issuer LLC, Series 2023 1
6 .600 08/20/53 12,094
5,750,000 (f) Frontier Issuer LLC, Series 2023 1
8 .300 08/20/53 5,942
7,540,000 (f) Frontier Issuer LLC, Series 2024 1
6 .190 06/20/54 7,780
1,500,000 (f) Frontier Issuer LLC, Series 2024 1
11 .160 06/20/54 1,684
2,807,472 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS
2 .100 05/20/48 2,186
3,002,873 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS
1 .930 07/20/48 2,338
10,937,324 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS
2 .310 10/20/48 8,735
3,815,910 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2 .700 01/20/49 3,177
2,931,391 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2 .940 01/20/49 1,986
13,426,200 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS
4 .950 07/20/49 12,226
8,297,000 (f) Grace Trust, Series 2020 GRCE
2 .347 12/10/40 7,153
1,690,415 (f) HERO Funding Trust, Series 2015 1A
3 .840 09/21/40 1,563
441,595 (f) HERO Funding Trust, Series 2014 2A
3 .990 09/21/40 410
855,556 (f) HERO Funding Trust, Series 2016 2A
3 .750 09/20/41 788
787,664 (f) HERO Funding Trust, Series 2016 1A
4 .050 09/20/41 734
301,991 (f) HERO Funding Trust, Series 2016 3A
3 .080 09/20/42 271
2,438,884 (f) HERO Funding Trust, Series 2017 1A
3 .710 09/20/47 2,193
2,370,621 (f) HERO Funding Trust, Series 2017 3A
3 .190 09/20/48 2,083
552,620 (f) HERO Funding Trust, Series 2017 2A
3 .280 09/20/48 489

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 2,598,536 (f) HERO Funding Trust, Series 2018 1A
4 .670% 09/20/48 $ 2,416
1,996,873 (f) HERO Funding Trust, Series 2021 1A
2 .240 09/20/51 1,646
7,375,000 (f) Hertz Vehicle Financing III LLC, Series 2023 2A
5 .570 09/25/29 7,493
7,377 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3 .986 06/25/33 7
2,751,941 (f) Loanpal Solar Loan Ltd, Series 2021 1GS
2 .290 01/20/48 2,229
4,780,074 (f) Loanpal Solar Loan Ltd, Series 2021 2GS
2 .220 03/20/48 3,750
1,012,397 (f) Mosaic Solar Loan Trust, Series 2020 1A
2 .100 04/20/46 894
1,401,085 (f) Mosaic Solar Loan Trust, Series 2020 1A
3 .100 04/20/46 1,216
1,684,136 (f) Mosaic Solar Loan Trust, Series 2021 1A
2 .050 12/20/46 1,336
1,305,000 (f) Mosaic Solar Loan Trust, Series 2024 1A
10 .000 09/20/49 1,093
2,577,221 (f) Mosaic Solar Loan Trust, Series 2021 3A
1 .440 06/20/52 2,087
2,175,947 (f) Mosaic Solar Loans LLC, Series 2017 2A
3 .820 06/22/43 2,006
2,739,449 (f) Mosaic Solar Loans LLC, Series 2021 2A
1 .640 04/22/47 2,244
750,000 (f) Progress Residential Trust, Series 2021 SFR9
2 .711 11/17/40 690
1,682,797 (f) Renew, Series 2017 1A
3 .670 09/20/52 1,560
3,427,061 (f) Renew, Series 2018 1
3 .950 09/20/53 3,168
3,162,308 (f) Renew, Series 2021 1
2 .060 11/20/56 2,559
4,326,330 SCE Recovery Funding LLC, Series 2021 A-1
0 .861 11/15/31 3,834
200,647 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
5 .335 09/25/34 192
5,935,478 (f) Sunnova Helios VII Issuer LLC, Series 2021 C
2 .030 10/20/48 5,131
3,364,941 (f) Sunnova Helios VIII Issuer LLC, Series 2022 A
2 .790 02/22/49 2,985
2,194,315 (f) Sunnova Helios XII Issuer LLC, Series 2023 B
5 .600 08/22/50 2,093
2,440,880 (f) Sunrun Athena Issuer LLC, Series 2018 1
5 .310 04/30/49 2,336
8,122,969 (f) Sunrun Atlas Issuer LLC, Series 2019 2
3 .610 02/01/55 7,591
5,050,147 (f) Sunrun Callisto Issuer LLC, Series 2021 2A
2 .270 01/30/57 4,385
4,940,551 (f) Sunrun Julius Issuer LLC, Series 2023 2A
6 .600 01/30/59 4,981
6,549,683 (f) Sunrun Jupiter Issuer LLC, Series 2022 1A
4 .750 07/30/57 6,163
2,950,757 (f) Sunrun Neptune Issuer LLC, Series 2024 1A
6 .270 02/01/55 2,894
8,250,000 (f) Switch ABS Issuer LLC, Series 2025 1A
5 .030 03/25/55 7,959
2,652,156 (f) Tesla Auto Lease Trust, Series 2023 A
5 .890 06/22/26 2,659
7,792,863 (f) Tesla Auto Lease Trust, Series 2023 B
6 .130 09/21/26 7,824
1,976,961 (f) Tesla Auto Lease Trust, Series 2024 B
4 .790 01/20/27 1,978
2,385,000 (f) Tesla Auto Lease Trust, Series 2023 B
6 .220 03/22/27 2,408
5,390,000 (f) Tesla Auto Lease Trust, Series 2024 A
5 .300 06/21/27 5,423
5,380,000 (f) Tesla Auto Lease Trust, Series 2023 B
6 .570 08/20/27 5,447
10,265,000 (f) Tesla Auto Lease Trust, Series 2024 B
4 .820 10/20/27 10,306
10,013,000 (f) Tesla Auto Lease Trust, Series 2024 B
4 .880 06/20/28 10,030
3,786,217 (f) Tesla Electric Vehicle Trust, Series 2023 1
5 .540 12/21/26 3,795
4,650,000 (f) Tesla Electric Vehicle Trust, Series 2023 1
5 .380 06/20/28 4,693
1,500,000 (f) Tesla Electric Vehicle Trust, Series 2023 1
5 .380 02/20/29 1,528
5,395,246 Toyota Auto Receivables Owner Trust, Series 2021 B
0 .530 10/15/26 5,351
12,675,684 (f) Vivint Colar Financing V LLC, Series 2018 1A
4 .730 04/30/48 11,926
4,165,932 (f) Vivint Solar Financing VII LLC, Series 2020 1A
2 .210 07/31/51 3,678
TOTAL ASSET BACKED 262,979
OTHER MORTGAGE BACKED - 2.7%
4,000,000 (f) 225 Liberty Street Trust, Series 2016 225L
3 .597 02/10/36 3,784
65,775 (c),(f) Agate Bay Mortgage Trust, Series 2015 6
3 .500 09/25/45 61
4,075,000 (c),(f) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
6 .684 04/15/34 2,952
4,000,000 (f) BANK, Series 2019 BN21
2 .500 10/17/52 2,862
6,500,000 (c) BANK, Series 2019 BN21
3 .517 10/17/52 5,395
8,000,000 (c) BANK, Series 2019 BN22
3 .455 11/15/62 6,985
4,940,000 (c),(f) BBCMS Mortgage Trust, Series 2018 CHRS
4 .267 08/05/38 4,092
2,750,000 (f) BBCMS Trust, Series 2015 SRCH
4 .798 08/10/35 2,597
1,316,000 (c),(f) BBCMS Trust, Series 2015 SRCH
4 .957 08/10/35 1,211
8,870,000 (c),(f) Benchmark Mortgage Trust, Series 2019 B10
3 .899 03/15/62 6,510
5,200,000 (f) BMO 360A, Series 2022 C1
3 .776 02/17/55 4,523
4,690,000 (c),(f) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2
5 .631 10/15/38 4,672
6,000,000 (c),(f) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP
5 .809 01/17/39 5,938
6,000,000 (c),(f) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP
6 .159 01/17/39 5,928
2,901,500 (c),(f) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005
5 .635 06/25/34 2,627
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2
3 .879 11/10/49 1,721
15,420,000 (f) Century Plaza Towers, Series 2019 CPT
2 .865 11/13/39 13,900

Social Choice

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 1,750,000 (c),(f) Century Plaza Towers, Series 2019 CPT
2 .997% 11/13/39 $ 1,417
1,000,000 (c),(f) Century Plaza Towers, Series 2019 CPT
2 .997 11/13/39 890
1,219,072 (c),(f) CIM Trust, Series 2021 J2
2 .670 04/25/51 983
2,000,000 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29
4 .200 04/10/48 1,834
1,615,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41
3 .018 08/10/56 1,446
5,120,000 (f) COMM Mortgage Trust, Series 2013 300P
4 .353 08/10/30 5,070
4,375,000 (f) COMM Mortgage Trust, Series 2022 HC
3 .376 01/10/39 3,982
3,500,000 (c),(f) COMM Mortgage Trust, Series 2015 CR22
4 .044 03/10/48 2,687
1,000,000 (c) COMM Mortgage Trust, Series 2015 CR23
4 .492 05/10/48 815
1,100,000 (c) COMM Mortgage Trust, Series 2015 CR23
4 .492 05/10/48 1,050
2,500,000 (c) COMM Mortgage Trust, Series 2015 CR24
3 .463 08/10/48 2,074
1,000,000 COMM Mortgage Trust, Series 2019 GC44
3 .263 08/15/57 910
4,000,000 (c),(f) Commercial Mortgage Pass Through Certificates, Series 2022 HC
4 .084 01/10/39 3,588
22,929,198 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7 .840 03/25/42 23,796
4,985,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
7 .340 04/25/42 5,116
15,710,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .190 05/25/42 16,437
4,918,240 (c),(f) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08
7 .940 07/25/42 5,133
19,020,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
9 .086 09/25/42 20,386
25,009,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .086 12/25/42 26,351
6,650,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3 .677 06/15/37 6,202
6,100,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3 .677 06/15/37 5,413
2,000,000 (c),(f) CSMC, Series 2019 NQM1
3 .388 10/25/59 1,896
2,657,552 (c),(f) CSMC, Series 2021 NQM8
2 .405 10/25/66 2,333
5,000,000 (c),(f) CSMC Trust, Series 2017 CALI
3 .728 11/10/32 3,438
102,725,000 (c),(f) DOLP Trust, Series 2021 NYC
0 .665 05/10/41 3,175
3,745,000 (c),(f) EFMT, Series 2023 1
6 .768 02/25/68 3,746
7,491,280 (c),(f) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP
5 .754 11/15/38 7,457
2,996,512 (c),(f) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP
6 .553 11/15/38 2,983
469,811 (c),(f) Flagstar Mortgage Trust, Series 2017 2
3 .980 10/25/47 428
2,049,533 (c),(f) Flagstar Mortgage Trust, Series 2018 2
4 .003 04/25/48 1,878
27,676 (c),(f) Flagstar Mortgage Trust, Series 2018 5
4 .000 09/25/48 26
811,049 (c),(f) Flagstar Mortgage Trust, Series 2019 2
4 .000 12/25/49 731
1,284,868 (c),(f) Flagstar Mortgage Trust, Series 2021 2
2 .500 04/25/51 1,045
3,952,718 (c),(f) Flagstar Mortgage Trust, Series 2021 4
2 .500 06/01/51 3,215
2,588,367 (c),(f) Flagstar Mortgage Trust, Series 2021 7
2 .926 08/25/51 2,112
2,143,260 (c),(f) Flagstar Mortgage Trust, Series 2021 12
2 .966 11/25/51 1,721
10,260,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009
1 .878 01/25/31 8,976
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013
2 .760 02/25/32 6,502
13,750,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016
4 .299 09/25/33 13,832
8,009,724 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08
1 .877 07/25/37 6,481
38,366,293 Freddie Mac Multifamily ML Certificates, Series 2021 ML08
1 .746 11/25/37 4,175
15,372,431 Freddie Mac Multifamily ML Certificates, Series 2021 ML12
2 .340 07/25/41 12,635
3,199,298 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002
3 .871 07/25/33 3,044
1,024,810 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q012
1 .518 09/25/35 811
4,258,100 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014
1 .555 01/25/36 3,498
16,134,793 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068
3 .150 10/15/36 14,417
1,700,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069
4 .013 04/15/37 1,626
5,845,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061
1 .761 09/15/38 4,693
3,000,000 GS Mortgage Securities Trust, Series 2016 GS3
3 .143 10/10/49 2,873
313,216 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3 .000 01/25/51 269
23,307,906 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0 .251 03/27/51 289
634,659 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3 .000 03/27/51 545
1,528,347 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2 .500 05/25/51 1,250
4,988,500 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2 .500 10/25/51 4,058
4,382,372 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3 .000 06/25/52 3,710
2,103,720 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3 .000 09/25/52 1,781
389,591 (c),(f) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3 .611 05/25/50 344
4,216,035 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2 .500 01/25/52 3,429
9,553,566 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .500 01/25/52 7,771
2,421,665 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .721 01/25/52 1,949
4,905,791 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3 .000 10/25/52 4,153
2,695,612 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3 .000 01/25/53 2,282

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 5,300,880 (c),(f) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3 .500% 02/25/53 $ 4,635
3,785,000 (f) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .835 08/10/38 3,667
5,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .977 08/10/38 4,835
4,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .977 08/10/38 3,856
7,000,000 (f) Hudson Yards Mortgage Trust, Series 2019 30HY
3 .228 07/10/39 6,481
4,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943 12/10/41 3,495
6,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943 12/10/41 5,147
480,000 (c),(f) Imperial Fund Mortgage Trust, Series 2020 NQM1
3 .531 10/25/55 437
2,615,000 (c),(f) Imperial Fund Mortgage Trust, Series 2022 NQM6
7 .100 10/25/67 2,613
3,500,000 (f) Jackson Park Trust, Series 2019 LIC
2 .766 10/14/39 3,140
1,700,000 (c),(f) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.134%), Series 2020
609M 6 .454 10/15/33 1,682
2,000,000 (c),(f) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.534%), Series 2020
609M 6 .854 10/15/33 1,980
800,664 (c),(f) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1
5 .647 12/25/44 777
67,129 (c),(f) JP Morgan Mortgage Trust, Series 2015 3
3 .500 05/25/45 62
353,545 (c),(f) JP Morgan Mortgage Trust, Series 2015 6
3 .500 10/25/45 325
275,217 (c),(f) JP Morgan Mortgage Trust, Series 2018 3
3 .500 09/25/48 247
775,103 (c),(f) JP Morgan Mortgage Trust, Series 2018 5
3 .500 10/25/48 696
1,225,148 (c),(f) JP Morgan Mortgage Trust, Series 2017 5
5 .011 10/26/48 1,228
845,566 (c),(f) JP Morgan Mortgage Trust, Series 2017 4
3 .871 11/25/48 740
170,954 (c),(f) JP Morgan Mortgage Trust, Series 2018 9
4 .000 02/25/49 160
143,878 (c),(f) JP Morgan Mortgage Trust, Series 2019 1
4 .000 05/25/49 135
1,490,989 (c),(f) JP Morgan Mortgage Trust, Series 2020 1
3 .815 06/25/50 1,340
19,127,807 (c),(f) JP Morgan Mortgage Trust, Series 2021 3
0 .137 07/25/51 148
13,471,643 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
0 .130 08/25/51 99
2,539,677 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
2 .880 08/25/51 2,064
26,039,861 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
0 .133 10/25/51 199
2,909,993 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
2 .500 10/25/51 2,370
1,093,962 (c),(f) JP Morgan Mortgage Trust, Series 2021 10
2 .500 12/25/51 890
982,999 (c),(f) JP Morgan Mortgage Trust, Series 2021 12
2 .500 02/25/52 801
3,441,189 (c),(f) JP Morgan Mortgage Trust, Series 2021 13
3 .139 04/25/52 2,755
1,624,227 (c),(f) JP Morgan Mortgage Trust, Series 2021 14
2 .500 05/25/52 1,321
2,998,373 (c),(f) JP Morgan Mortgage Trust, Series 2021 LTV2
2 .927 05/25/52 2,579
6,231,105 (c),(f) JP Morgan Mortgage Trust, Series 2022 2
3 .000 08/25/52 5,287
5,559,078 (c),(f) JP Morgan Mortgage Trust, Series 2022 LTV2
3 .500 09/25/52 4,875
3,097,494 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
3 .000 12/25/52 2,622
1,475,626 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
4 .000 12/25/52 1,334
20,030,545 (c),(f) JP Morgan Mortgage Trust Series, Series 2024 3
3 .000 05/25/54 16,957
2,000,000 (c),(f) Manhattan West Mortgage Trust, Series 2020 1MW
2 .335 09/10/39 1,850
1,850,000 (f) MCR Mortgage Trust, Series 2024 TWA
5 .924 06/12/39 1,872
2,169,000 (c),(f) Menora Mivtachim Holdings Ltd, Series 2022 C1
3 .939 02/17/55 1,559
762,691 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2 .500 07/25/51 681
6,364,517 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4 .000 02/25/53 5,811
3,000,000 (c),(f) MSDB Trust, Series 2017 712F
3 .316 07/11/39 2,822
4,880,929 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5 .915 07/15/36 4,619
6,750,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
6 .199 07/15/36 6,177
4,250,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .599 07/15/36 3,560
9,800,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE
7 .899 07/15/36 7,044
1,500,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE
8 .649 07/15/36 994
23,077 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4 .915 02/25/36 23
4,680,067 (c),(f) OBX Trust, Series 2021 J2
2 .500 07/25/51 3,807
1,268,487 (c),(f) OBX Trust, Series 2022 J2
3 .433 08/25/52 1,078
1,397,817 (c),(f) Oceanview Mortgage Trust, Series 2021 1
2 .500 05/25/51 1,137
1,626,712 (c),(f) Oceanview Mortgage Trust, Series 2022 1
4 .500 11/25/52 1,529
11,800,000 (f) One Bryant Park Trust, Series 2019 OBP
2 .516 09/15/54 10,549
3,432,374 (f) One Market Plaza Trust, Series 2017 1MKT
3 .614 02/10/32 3,224
2,731,922 (c),(f) RCKT Mortgage Trust, Series 2021 2
2 .500 06/25/51 2,209
2,363,830 (c),(f) RCKT Mortgage Trust, Series 2021 3
2 .776 07/25/51 1,852
4,528,349 (c),(f) RCKT Mortgage Trust, Series 2021 4
2 .500 09/25/51 3,683
4,788,267 (c),(f) RCKT Mortgage Trust, Series 2021 5
2 .919 11/25/51 3,789
4,635,327 (c),(f) RCKT Mortgage Trust, Series 2022 4
3 .500 06/25/52 4,065
369,512 (c),(f) Sequoia Mortgage Trust, Series 2015 2
3 .500 05/25/45 339

Social Choice

Portfolio of Investments March 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 157,981 (c),(f) Sequoia Mortgage Trust, Series 2016 1
3 .500% 06/25/46 $ 145
576,921 (c),(f) Sequoia Mortgage Trust, Series 2017 6
3 .718 09/25/47 545
7,965 (c),(f) Sequoia Mortgage Trust, Series 2018 7
4 .000 09/25/48 7
1,382,946 (c),(f) Sequoia Mortgage Trust, Series 2020 3
3 .000 04/25/50 1,184
1,262,193 (c),(f) Sequoia Mortgage Trust, Series 2021 1
2 .657 03/25/51 1,024
3,285,680 (c),(f) Sequoia Mortgage Trust, Series 2023 1
5 .000 01/25/53 3,149
78,068,000 (c),(f) SLG Office Trust, Series 2021 OVA
0 .258 07/15/41 994
1,125,000 (c),(f) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH
5 .691 11/15/36 1,113
4,000,000 (f) SUMIT Mortgage Trust, Series 2022 BVUE
2 .789 02/12/41 3,518
2,186,779 (c),(f) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 1,902
1,095,000 (c),(f) WB Commercial Mortgage Trust, Series 2024 HQ
5 .541 03/15/40 1,099
7,150,000 (f) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN
6 .011 06/10/37 7,373
85,835 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4 .000 04/25/49 81
612,713 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3 .000 07/25/50 523
6,235,964 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2 .500 06/25/51 5,072
2,155,358 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2 .500 12/25/51 1,753
145,780 (c),(f) WinWater Mortgage Loan Trust, Series 2014 1
3 .928 06/20/44 125
TOTAL OTHER MORTGAGE BACKED 558,774
TOTAL STRUCTURED ASSETS
(Cost $884,596) 821,753
TOTAL LONG-TERM INVESTMENTS
(Cost $18,482,384) 20,308,844
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
103,681,790 (i) State Street Navigator Securities Lending Government Money Market Portfolio 4 .360 (j) 103,682
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $103,682) 103,682
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.1%
TREASURY DEBT - 0.1%
1,126,000 United States Treasury Bill 0 .000 04/01/25 1,126
9,030,000 United States Treasury Bill 0 .000 04/08/25 9,023
TOTAL TREASURY DEBT 10,149
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,149) 10,149
TOTAL INVESTMENTS - 99.8%
(Cost $18,596,215) 20,422,675
OTHER ASSETS & LIABILITIES, NET - 0.2% 47,265
NET ASSETS - 100.0% $20,469,940
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
^ Amount represents less than $1,000.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $176,712,775.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,912,511,838 or 9.4% of Total
Investments.
(g) Perpetual security. Maturity date is not applicable.
(h) When-issued or delayed delivery security.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 11,870 EUR 11,480 JPMorgan Chase Bank N.A 04/11/25 (551)
$ 2,855 CAD 4,130 Morgan Stanley Capital Services 04/11/25 (16)
Total  $ (567)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (567)
CAD Canadian Dollar
EUR Euro

Social Choice

Portfolio of Investments March 31, 2025
(continued)
Account Level 1 Level 2 Level 3 Total
Social Choice
Long-Term Investments
:
Bank loan obligations $— $30,548 $—^ $30,548
Common stocks 8,417,714 3,628,455 — 12,046,169
Corporate bonds — 2,235,885 — 2,235,885
Government bonds — 5,147,033 1 5,147,034
Preferred stocks 27,454 — — 27,454
Rights/Warrants — — 1 1
Structured assets — 821,753 — 821,753
Investments purchased with collateral from securities lending 103,682 — — 103,682
Short-Term Investments
:
Treasury debt — 10,149 — 10,149
Investments in Derivatives
:
Forward foreign currency contracts* — (567) — (567)
Total $8,548,850 $11,873,256 $2 $20,422,108
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).